                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7704

                              Schwab Capital Trust
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Randall W. Merk
                              Schwab Capital Trust
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: October 31

Date of reporting period:  November 1, 2007 --  January 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWAB CAPITAL TRUST
LAUDUS INTERNATIONAL MARKETMASTERS FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date.

For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
  0.1%   COMMON STOCK                                      1,854           1,877
 94.7%   FOREIGN COMMON STOCK                          2,495,373       2,695,336
  0.1%   PREFERRED STOCK                                   1,988           3,498
  0.6%   OTHER INVESTMENT COMPANIES                       20,841          17,903
  4.0%   SHORT-TERM INVESTMENTS                          112,456         112,456
--------------------------------------------------------------------------------
 99.5%   TOTAL INVESTMENTS                             2,632,512       2,831,070
  0.5%   OTHER ASSETS AND
         LIABILITIES                                                      14,935
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                    2,846,005

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ X 1,000)

COMMON STOCK 0.1% OF NET ASSETS

FOOD, BEVERAGE & TOBACCO 0.1%
Central European Distribution Corp. *                     35,700           1,877
                                                                     -----------
TOTAL COMMON STOCK
(COST $1,854)                                                              1,877
                                                                     -----------

FOREIGN COMMON STOCK 94.7% OF NET ASSETS

AUSTRALIA 5.2%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.6%
Boart Longyear Group *                                 5,178,969           9,267
Bradken Ltd.                                             428,194           2,463
NRW Holdings Ltd. *                                    1,037,543           2,261
United Group Ltd.                                        190,300           2,612
                                                                     -----------
                                                                          16,603

COMMERCIAL SERVICES & SUPPLIES 0.2%
Seek Ltd.                                                384,400           2,195
Transfield Services Ltd. (c)                             462,081           4,664
                                                                     -----------
                                                                           6,859

DIVERSIFIED FINANCIALS 0.5%
Babcock & Brown Ltd.                                     237,701           3,987
HFA Holdings Ltd.                                      1,223,567           1,359
Macquarie Group Ltd.                                     143,200           8,342
                                                                     -----------
                                                                          13,688

ENERGY 0.4%
Arrow Energy NL *                                      2,845,856           4,553
WorleyParsons Ltd.                                       213,720           7,595
                                                                     -----------
                                                                          12,148

FOOD & STAPLES RETAILING 0.4%
Woolworths Ltd.                                          468,500          12,210

INSURANCE 0.3%
QBE Insurance Group Ltd.                                 306,400           7,776

MATERIALS 1.8%
BHP Billiton Ltd.                                        236,400           7,927
BHP Billiton Ltd. ADR                                    418,725          28,293
Incitec Pivot Ltd.                                        34,600           3,790
Mount Gibson Iron Ltd. *                               2,838,900           6,861
Oxiana Ltd.                                            1,425,600           3,957
St. Barbara Ltd. *                                     1,124,235             835
                                                                     -----------
                                                                          51,663

PHARMACEUTICALS & BIOTECHNOLOGY 0.5%
CSL Ltd.                                                 439,000          13,743

REAL ESTATE 0.2%
Commonwealth Property Office Fund (c)                  5,806,861           7,366

RETAILING 0.2%
David Jones Ltd. (c)                                   1,094,084           4,522

UTILITIES 0.1%
Babcock & Brown Power                                    984,653           1,675
                                                                     -----------
                                                                         148,253

AUSTRIA 0.5%
--------------------------------------------------------------------------------

BANKS 0.4%
Erste Bank der oesterreichischen Sparkassen AG            29,444           1,601
Raiffeisen International Bank-Holding AG                  72,075           9,206
                                                                     -----------
                                                                          10,807

CAPITAL GOODS 0.0%
Andritz AG                                                16,795             838

ENERGY 0.1%
Schoeller-Bleckmann Oilfield Equipment AG                 14,937           1,136
                                                                     -----------
                                                                          12,781

BELGIUM 0.7%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
Hansen Transmissions *                                   377,600           1,802

FOOD, BEVERAGE & TOBACCO 0.3%
InBev N.V.                                               103,300           8,525

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
EVS Broadcast Equipment S.A.                              44,959           4,667

TELECOMMUNICATION SERVICES 0.2%
Telenet Group Holding N.V. *                             198,063           5,542
                                                                     -----------
                                                                          20,536

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ X 1,000)

BERMUDA 4.2%
--------------------------------------------------------------------------------

CAPITAL GOODS 1.0%
Cooper Industries Ltd., Class A                          205,000           9,131
Fong's Industries Co., Ltd. (c)                       12,208,000           7,061
Ingersoll-Rand Co., Ltd., Class A                        177,125           7,000
Noble Group Ltd.                                       4,201,000           5,273
                                                                     -----------
                                                                          28,465

CONSUMER DURABLES & APPAREL 0.2%
Arts Optical International Holdings Ltd. (c)           8,688,000           3,213
C C Land Holdings Ltd.                                   365,000             413
Peace Mark Holdings Ltd.                               2,884,000           3,363
                                                                     -----------
                                                                           6,989

DIVERSIFIED FINANCIALS 0.1%
REXCAPITAL Financial Holdings Ltd. *                  13,825,000           1,798

ENERGY 1.7%
Nabors Industries Ltd. *                                 662,975          18,046
Seadrill Ltd. *                                          193,500           4,054
Weatherford International Ltd. *                         412,300          25,485
                                                                     -----------
                                                                          47,585

INSURANCE 0.1%
PartnerRe Ltd.                                            51,525           4,085

MATERIALS 0.2%
Aquarius Platinum Ltd.                                   349,600           4,227

MEDIA 0.1%
Central European Media Enterprises Ltd.,
   Class A *                                              16,500           1,564

REAL ESTATE 0.1%
Midland Holdings Ltd.                                  2,070,000           3,116

RETAILING 0.6%
Dufry South America Ltd. BDR *                           108,243           2,172
Esprit Holdings Ltd.                                     554,700           7,224
Giordano International Ltd.                            5,326,000           2,139
Huabao International Holdings Ltd.                     3,095,000           2,825
Li & Fung Ltd.                                           736,400           2,773
                                                                     -----------
                                                                          17,133

TRANSPORTATION 0.1%
Cosco Pacific Ltd. (c)                                   928,000           1,861
Golden Ocean Group Ltd.                                  405,083           2,129
                                                                     -----------
                                                                           3,990

UTILITIES 0.0%
Brookfield Infrastructure Partners L.P. *                 11,831             249
                                                                     -----------
                                                                         119,201

BRAZIL 2.0%
--------------------------------------------------------------------------------

CONSUMER DURABLES & APPAREL 0.1%
Cyrela Brazil Realty S.A.                                139,100           1,811
Rossi Residencial S.A.                                    67,100           1,427
                                                                     -----------
                                                                           3,238

CONSUMER SERVICES 0.1%
Anhanguera Educacional Participacoes S.A. *              117,100           1,731

DIVERSIFIED FINANCIALS 0.2%
BM&F (Bolsa de Mercadorias e Futuros)                     65,200             589
Bovespa Holding S.A.                                     332,500           4,858
                                                                     -----------
                                                                           5,447

FOOD & STAPLES RETAILING 0.1%
Drogasil S.A.                                            344,100           2,494

MATERIALS 1.2%
Aracruz Celulose S.A. ADR                                 38,200           2,743
Companhia Vale do Rio Doce ADR                         1,055,450          31,643
                                                                     -----------
                                                                          34,386

REAL ESTATE 0.1%
BR Malls Participacoes S.A. *                            210,000           2,185
Cyrela Commercial Properties S.A.
   Empreendimentos e Participacoes *                       6,920              43
Iguatemi Empresa de Shopping Centers S.A.                 68,500           1,022
                                                                     -----------
                                                                           3,250

RETAILING 0.1%
Lojas Renner S.A.                                        107,800           1,692

SOFTWARE & SERVICES 0.1%
Redecard S.A.                                            179,900           2,608
Totvs S.A.                                                34,300             926
                                                                     -----------
                                                                           3,534

TELECOMMUNICATION SERVICES 0.0%
GVT Holding S.A. *                                        43,600             912

TRANSPORTATION 0.0%
Localiza Rent a Car S.A.                                 137,200           1,252
                                                                     -----------
                                                                          57,936

CANADA 7.3%
--------------------------------------------------------------------------------

BANKS 0.2%
Canadian Western Bank                                    230,709           6,755

CONSUMER DURABLES & APPAREL 0.4%
Gildan Activewear, Inc. *                                306,400          11,319

DIVERSIFIED FINANCIALS 0.1%
TSX Group, Inc.                                           73,700           3,377

ENERGY 1.6%
Bayou Bend Petroleum Ltd. *                            1,164,933             510
Canadian Natural Resources Ltd.                           87,550           5,578
CHC Helicopter Corp., Class A (c)                        236,100           5,166
Ensign Energy Services, Inc.                              35,500             518
Petrobank Energy & Resources Ltd. *                      184,538           9,269

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ X 1,000)

Precision Drilling Trust                                  53,550             922
Suncor Energy, Inc.                                      222,925          20,950
Talisman Energy, Inc.                                    135,225           2,143
Trican Well Service Ltd.                                   2,200              30
                                                                     -----------
                                                                          45,086

FOOD & STAPLES RETAILING 0.2%
Shoppers Drug Mart Corp.                                 125,600           6,142

INSURANCE 0.2%
Manulife Financial Corp.                                 110,575           4,155

MATERIALS 2.8%
Agnico-Eagle Mines Ltd. *                                 69,100           4,375
Agrium, Inc.                                              88,000           5,669
FNX Mining Co., Inc. *                                    81,700           2,164
Fording Canadian Coal Trust                               65,700           2,949
Golden Star Resources Ltd. *                             225,542             896
Jaguar Mining, Inc. *                                     92,814           1,231
Labrador Iron Ore Royalty Income Fund                     30,409           1,317
Major Drilling Group International, Inc. *               159,047           8,689
Pan American Silver Corp. *                               41,500           1,504
Potash Corp. of Saskatchewan, Inc.                       274,025          38,605
Sino-Forest Corp. *                                      262,500           4,821
Teck Cominco Ltd., Class B                               264,300           8,627
                                                                     -----------
                                                                          80,847

REAL ESTATE 0.6%
Brookfield Asset Management, Inc., Class A               276,787           8,927
Morguard Real Estate Investment Trust (c)                249,490           2,992
Northern Property Real Estate
   Investment Trust (c)                                  258,300           5,531
                                                                     -----------
                                                                          17,450

SOFTWARE & SERVICES 0.1%
Absolute Software Corp. *                                130,173           1,348

TELECOMMUNICATION SERVICES 0.3%
Rogers Communications, Inc., Class B                     224,400           8,580

TRANSPORTATION 0.8%
Canadian National Railway Co.                            228,200          11,513
Canadian Pacific Railway Ltd.                            163,825          10,906
                                                                     -----------
                                                                          22,419
                                                                     -----------
                                                                         207,478

CAYMAN ISLANDS 3.9%
--------------------------------------------------------------------------------

CONSUMER DURABLES & APPAREL 0.2%
Li Ning Co., Ltd.                                      1,839,657           5,114

CONSUMER SERVICES 0.2%
Ajisen China Holdings Ltd. *                           1,636,000           2,510
Ctrip.com International Ltd. ADR                          44,700           2,041
Home Inns & Hotels Management, Inc. ADR *                 47,700           1,335
                                                                     -----------
                                                                           5,886

DIVERSIFIED FINANCIALS 0.1%
Polytec Asset Holdings Ltd.                            5,995,000           1,956
Regent Pacific Group Ltd. *                           17,588,000           1,712
                                                                     -----------
                                                                           3,668

ENERGY 2.1%
Noble Corp.                                              527,400          23,085
Transocean, Inc. *                                       295,246          36,197
                                                                     -----------
                                                                          59,282

FOOD & STAPLES RETAILING 0.1%
China Nepstar Chain Drugstore Ltd. *                     232,407           2,814

FOOD, BEVERAGE & TOBACCO 0.0%
Agria Corp. *                                             66,842             519

HEALTH CARE EQUIPMENT & SERVICES 0.2%
China Medical Technologies, Inc.                          52,226           2,490
Mindray Medical International Ltd.                        82,200           2,803
                                                                     -----------
                                                                           5,293

MATERIALS 0.2%
AMVIG Holdings Ltd. (c)                                4,302,000           5,120
Lee & Man Paper Manufacturing Ltd.                       358,400             800
                                                                     -----------
                                                                           5,920

MEDIA 0.3%
Focus Media Holding Ltd. ADR *                           136,646           6,566
Pico Far East Holdings Ltd. (c)                       12,876,000           2,363
                                                                       ---------
                                                                           8,929

REAL ESTATE 0.0%
E-House China Holdings Ltd. *                             44,900             830

RETAILING 0.2%
Belle International Holdings Ltd.                      2,199,000           2,591
Parkson Retail Group Ltd.                                189,000           1,628
Sa Sa International Holdings Ltd.                      4,452,000           1,717
                                                                     -----------
                                                                           5,936

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
ASM Pacific Technology Ltd. (c)                        1,011,800           5,872

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
AAC Acoustic Technologies Holdings, Inc. *             2,048,000           1,915
                                                                     -----------
                                                                         111,978

CHILE 0.1%
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING 0.1%
Cencosud S.A. ADR (b)                                     55,600           3,499

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ X 1,000)

CHINA 0.1%
--------------------------------------------------------------------------------

ENERGY 0.1%
China Oilfield Services Ltd., Class H                  1,330,000           2,423

DENMARK 0.8%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.3%
FLSmidth & Co. A/S                                        82,900           7,407

FOOD, BEVERAGE & TOBACCO 0.1%
East Asiatic Co. Ltd. A/S                                 32,415           2,347

PHARMACEUTICALS & BIOTECHNOLOGY 0.4%
Genmab A/S *                                              53,400           3,229
Novo Nordisk A/S, Class B                                149,700           9,444
                                                                     -----------
                                                                          12,673
                                                                     -----------
                                                                          22,427

EGYPT 0.5%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.2%
Orascom Construction Industries                           48,400           5,069

CONSUMER SERVICES 0.1%
Orascom Hotels & Development *                           165,188           2,337

DIVERSIFIED FINANCIALS 0.2%
Egyptian Financial Group-Hermes Holding                  685,500           7,411
                                                                     -----------
                                                                          14,817

FINLAND 0.7%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.3%
Nokian Renkaat Oyj                                       261,200           8,903

CAPITAL GOODS 0.0%
Ramirent Oyj                                              42,661             666

TECHNOLOGY HARDWARE & EQUIPMENT 0.3%
Nokia Oyj                                                223,300           8,222

TRANSPORTATION 0.1%
Finnlines Oyj (c)                                        170,738           3,370
                                                                     -----------
                                                                          21,161

FRANCE 5.3%
--------------------------------------------------------------------------------

BANKS 0.6%
BNP Paribas                                              184,000          18,252

CAPITAL GOODS 0.7%
Carbone Lorraine S.A. (c)                                138,901           7,359
Nexans S.A. (c)                                           26,739           2,955
Societe Industrielle D'Aviations
Latecoere S.A. (c)                                       248,348           5,994
Vallourec S.A.                                            10,500           2,110
                                                                     -----------
                                                                          18,418

CONSUMER DURABLES & APPAREL 0.2%
LVMH Moet Hennessy Louis Vuitton S.A.                     50,400           5,176

DIVERSIFIED FINANCIALS 0.2%
Eurazeo                                                   30,818           3,273
Financiere Marc de Lacharriere S.A. (c)                   60,059           3,099
                                                                     -----------
                                                                           6,372

FOOD, BEVERAGE & TOBACCO 0.1%
Groupe Danone ADR                                        153,100           2,476
Remy Cointreau S.A. (c)                                   26,446           1,595
                                                                     -----------
                                                                           4,071

HEALTH CARE EQUIPMENT & SERVICES 0.1%
Orpea *                                                   60,897           3,496

HOUSEHOLD & PERSONAL PRODUCTS 0.0%
L'Oreal S.A.                                               2,900             358

INSURANCE 0.5%
April Group                                               24,900           1,519
Axa                                                      104,100           3,575
Axa ADR                                                   88,625           3,042
Euler Hermes S.A. (c)                                     66,952           7,068
                                                                     -----------
                                                                          15,204

MEDIA 1.5%
Ipsos (c)                                                155,087           4,324
Publicis Groupe                                          500,000          18,094
Seloger.com *                                             62,810           3,196
Societe Television Francaise 1                           644,100          16,319
                                                                     -----------
                                                                          41,933

PHARMACEUTICALS & BIOTECHNOLOGY 0.2%
Boiron S.A. (c)                                          106,730           2,445
Eurofins Scientific                                       19,037           2,001
Virbac S.A.                                               19,409           1,662
                                                                     -----------
                                                                           6,108

REAL ESTATE 0.1%
Klepierre                                                 38,800           2,072

TECHNOLOGY HARDWARE & EQUIPMENT 0.4%
Neopost S.A. (c)                                         109,297          11,100

TELECOMMUNICATION SERVICES 0.1%
Iliad S.A.                                                24,350           2,196

TRANSPORTATION 0.1%
Norbert Dentressangle (c)                                 20,289           1,712

UTILITIES 0.5%
EDF Energies Nouvelles S.A.                               28,500           1,887
Sechilienne S.A.                                          58,534           3,570
Veolia Environnement                                     105,775           8,701
                                                                     -----------
                                                                          14,158
                                                                     -----------
                                                                         150,626

GEORGIA 0.0%
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIALS 0.0%
Bank of Georgia - Reg'd GDR *                             29,700             817

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ X 1,000)

GERMANY 5.9%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 1.2%
Bayerische Motoren Werke AG                              289,600          15,903
Daimler AG - Reg'd                                       136,400          10,666
ElringKlinger AG (c)                                      63,489           6,438
                                                                     -----------
                                                                          33,007

CAPITAL GOODS 1.1%
Bauer AG                                                  21,000           1,245
Bilfinger Berger AG (c)                                  112,699           7,036
MTU Aero Engines Holding AG                               75,774           4,062
Pfeiffer Vacuum Technology  AG (c)                        32,897           2,450
Q-Cells AG *                                              49,540           4,661
Solarworld AG                                            166,060           7,362
Vossloh AG                                                41,512           5,096
                                                                     -----------
                                                                          31,912

COMMERCIAL SERVICES & SUPPLIES 0.5%
D&S europe AG *                                          193,085           2,630
GfK AG (c)                                               102,016           3,741
Wirecard AG *                                            519,338           8,073
                                                                     -----------
                                                                          14,444

CONSUMER DURABLES & APPAREL 0.1%
Rational AG (c)                                           20,448           3,770

HOUSEHOLD & PERSONAL PRODUCTS 0.2%
Beiersdorf AG                                             62,400           4,816

INSURANCE 0.6%
Allianz SE - Reg'd                                        54,900           9,785
Hannover Rueckversicherung AG - Reg'd                    138,500           6,193
                                                                     -----------
                                                                          15,978

MATERIALS 0.6%
BASF SE ADR                                               88,875          11,594
K&S AG                                                    25,000           6,324
                                                                     -----------
                                                                          17,918

MEDIA 0.1%
CTS Eventim AG                                            38,600           1,576

REAL ESTATE 0.0%
Colonia Real Estate AG *                                  46,200             966

RETAILING 0.1%
Medion AG *                                               88,945           2,081

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
Ersol Solar Energy AG *                                   34,120           2,828
Kontron AG                                               179,767           3,171
Manz Automation AG *                                         700             142
                                                                     -----------
                                                                           6,141

SOFTWARE & SERVICES 0.7%
SAP AG                                                   277,800          13,333
Software AG                                               18,562           1,410
United Internet AG - Reg'd                               297,600           5,678
                                                                     -----------
                                                                          20,421

TECHNOLOGY HARDWARE & EQUIPMENT 0.3%
Roth & Rau AG *                                           11,550           2,969
Wincor Nixdorf AG (c)                                     87,612           6,796
                                                                     -----------
                                                                           9,765

UTILITIES 0.2%
RWE AG ADR                                                40,225           4,968
                                                                     -----------
                                                                         167,763

GREECE 1.2%
--------------------------------------------------------------------------------

BANKS 0.2%
EFG Eurobank Ergasias                                     82,768           2,337
National Bank of Greece S.A.                              67,980           4,155
                                                                     -----------
                                                                           6,492

CAPITAL GOODS 0.0%
Michaniki S.A.                                            88,739             564

CONSUMER DURABLES & APPAREL 0.2%
Jumbo S.A.                                               148,552           4,686
Sprider Stores S.A.                                      190,186           1,034
                                                                     -----------
                                                                           5,720

CONSUMER SERVICES 0.2%
Intralot S.A. Integrated Lottery                         384,300           6,483

DIVERSIFIED FINANCIALS 0.2%
Hellenic Exchanges S.A. Holding                          165,890           5,601

FOOD, BEVERAGE & TOBACCO 0.2%
Coca-Cola Hellenic Bottling Co., S.A.                    115,350           4,870

HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Gr. Sarantis S.A.                                        137,659           2,390

UTILITIES 0.1%
Thessaloniki Water & Sewage                              151,441           1,451
                                                                     -----------
                                                                          33,571

HONG KONG 0.5%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.2%
Melco International Development Ltd.                   3,320,000           4,655

CONSUMER DURABLES & APPAREL 0.1%
Fountain Set Holdings Ltd. (c)                         7,921,430           1,575

FOOD, BEVERAGE & TOBACCO 0.1%
China Green Holdings Ltd.                              1,533,000           1,581

MATERIALS 0.0%
China National Building Material Co., Ltd.,
   Class H                                               274,000             615

REAL ESTATE 0.1%
China Vanke Co., Ltd., Class B                         1,074,604           2,194

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ X 1,000)

The Link REIT                                            902,000           2,299
                                                                     -----------
                                                                           4,493
                                                                     -----------
                                                                          12,919

INDIA 1.2%
--------------------------------------------------------------------------------

BANKS 0.1%
Bank of India                                            142,000           1,293
Housing Development Finance Corp., Ltd.                   34,100           2,486
                                                                     -----------
                                                                           3,779

CAPITAL GOODS 0.3%
Asea Brown Boveri India Ltd.                              39,000           1,122
Bharat Heavy Electricals Ltd.                             45,300           2,404
Elecon Engineering Co., Ltd.                             212,744           1,236
Larsen & Toubro Ltd.                                      24,500           2,305
                                                                     -----------
                                                                           7,067

CONSUMER DURABLES & APPAREL 0.1%
Voltas Ltd.                                              715,918           3,512

ENERGY 0.1%
Aban Offshore Ltd.                                        14,435           1,344

HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Dabur India Ltd.                                         758,300           1,813

MATERIALS 0.0%
Everest Kanto Cylinder Ltd.                              163,173           1,139

REAL ESTATE 0.2%
DLF Ltd.                                                 160,667           3,381
Unitech Ltd.                                             294,900           2,934
                                                                     -----------
                                                                           6,315

SOFTWARE & SERVICES 0.1%
Financial Technologies (India) Ltd.                       35,900           1,944

TELECOMMUNICATION SERVICES 0.2%
Bharti Airtel Ltd. *                                     162,100           3,585
Tulip IT Services Ltd.                                   124,343           3,256
                                                                     -----------
                                                                           6,841
                                                                     -----------
                                                                          33,754

INDONESIA 0.7%
--------------------------------------------------------------------------------

BANKS 0.1%
PT Bank Rakyat Indonesia                               3,307,500           2,558

FOOD, BEVERAGE & TOBACCO 0.4%
PT Bakrie Sumatera Plantations Tbk                    26,173,087           7,371
PT Sampoerna AgroTbk *                                 7,351,000           3,697
                                                                     -----------
                                                                          11,068

MATERIALS 0.2%
PT Sumalindo Lestari Jaya Tbk *                        1,108,000             352
Timah Tbk PT                                           1,554,500           4,984
                                                                     -----------
                                                                           5,336
                                                                     -----------
                                                                          18,962

IRELAND 1.3%
--------------------------------------------------------------------------------

BANKS 0.8%
Bank of Ireland                                        1,437,600          21,094

FOOD, BEVERAGE & TOBACCO 0.1%
Glanbia plc (c)                                          446,490           2,931

HEALTH CARE EQUIPMENT & SERVICES 0.1%
United Drug plc                                          540,960           3,138

MEDIA 0.2%
Independent News & Media plc (c)                       1,377,799           4,671

PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
ICON plc ADR *                                            63,800           3,999
                                                                     -----------
                                                                          35,833

ISRAEL 0.1%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.0%
Elbit Systems Ltd.                                        20,100           1,261

RETAILING 0.1%
Delek Automotive Systems Ltd.                            128,019           1,718

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Orbotech Ltd. *                                           25,000             429
                                                                     -----------
                                                                           3,408

ITALY 1.4%
--------------------------------------------------------------------------------

CONSUMER DURABLES & APPAREL 0.3%
Geox S.p.A.                                              154,400           2,640
Luxottica Group S.p.A.                                   222,400           6,296
                                                                     -----------
                                                                           8,936

CONSUMER SERVICES 0.1%
Lottomatica S.p.A.                                        84,400           3,109

DIVERSIFIED FINANCIALS 0.1%
Azimut Holding S.p.A.                                    134,600           1,598

ENERGY 0.4%
Saipem S.p.A.                                            300,800          10,446

MATERIALS 0.1%
Polynt S.p.A. *                                          591,644           3,096

TRANSPORTATION 0.1%
Autostrada Torino-Milano S.p.A. (c)                      234,103           4,432

UTILITIES 0.3%
A2A S.p.A.                                               764,731           3,074
Enia S.p.A. *                                            157,280           2,526
Hera S.p.A.                                              528,005           2,215
                                                                     -----------
                                                                           7,815
                                                                     -----------
                                                                          39,432

JAPAN 9.2%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.8%
Denso Corp.                                              135,200           4,891

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ X 1,000)

F.C.C. Co., Ltd. (c)                                     371,300           4,938
Honda Motor Co., Ltd.                                    388,500          12,014
                                                                     -----------
                                                                          21,843

BANKS 0.3%
Fukuoka Financial Group, Inc.                            448,000           2,744
Suruga Bank Ltd.                                         370,000           4,419
                                                                     -----------
                                                                           7,163

CAPITAL GOODS 2.0%
Komatsu Ltd.                                             361,500           8,813
Mitsui & Co., Ltd.                                       504,000          10,268
NGK Insulators Ltd.                                      603,000          15,663
Takeuchi Mfg. Co., Ltd. (c)                              122,300           3,159
The Japan Steel Works Ltd.                               402,000           5,980
Toyo Tanso Co., Ltd.                                      65,427           4,916
Ushio, Inc. (c)                                          332,000           6,795
                                                                     -----------
                                                                          55,594

COMMERCIAL SERVICES & SUPPLIES 0.2%
en-Japan, Inc.                                               539           1,017
Meitec Corp.                                             120,000           3,484
Takara Printing Co., Ltd. (c)                            236,880           1,812
                                                                     -----------
                                                                           6,313

CONSUMER DURABLES & APPAREL 0.1%
Shimano, Inc. (c)                                        105,100           4,079

CONSUMER SERVICES 0.0%
Zensho Co., Ltd.                                         132,400           1,323

DIVERSIFIED FINANCIALS 1.3%
Daiwa Securities Group, Inc.                           1,893,300          16,966
Nomura Holdings, Inc.                                    916,000          13,388
Osaka Securities Exchange Co., Ltd.                          986           5,397
                                                                     -----------
                                                                          35,751

ENERGY 0.1%
Shinko Plantech Co., Ltd.                                223,800           2,659

FOOD & STAPLES RETAILING 0.2%
Matsumotokiyoshi Holdings Co., Ltd. *                    193,600           4,670

HEALTH CARE EQUIPMENT & SERVICES 0.2%
Nihon Kohden Corp.                                       204,500           4,773
So-net M3, Inc. *                                            500           2,042
                                                                     -----------
                                                                           6,815

HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Mandom Corp.                                              67,300           1,990

MATERIALS 0.4%
Hitachi Chemical Co., Ltd.                               112,000           1,937
Kuraray Co., Ltd.                                        278,000           3,336
Nifco, Inc. (c)                                          170,100           3,809
The Nippon Synthetic Chemical Industry Co., Ltd.         427,000           1,966
                                                                     -----------
                                                                          11,048

MEDIA 0.1%
Jupiter Telecommunications Co., Ltd. *                     4,218           3,542

REAL ESTATE 0.4%
Aeon Mall Co., Ltd.                                      132,000           3,403
Ardepro Co., Ltd.                                          6,920           1,146
K.K. DaVinci Advisors *                                    2,928           2,385
Kenedix, Inc.                                                646             762
Sumitomo Realty & Development Co., Ltd.                  197,000           4,924
                                                                     -----------
                                                                          12,620

RETAILING 0.4%
DeNa Co., Ltd.                                               411           2,512
Nitori Co., Ltd.                                          42,460           2,237
Yamada Denki Co., Ltd.                                    66,800           7,155
                                                                     -----------
                                                                          11,904

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.7%
Miraial Co., Ltd.                                         22,665             558
Rohm Co., Ltd.                                           257,798          19,137
                                                                     -----------
                                                                          19,695

SOFTWARE & SERVICES 0.8%
Capcom Co., Ltd.                                         157,300           3,826
KONAMI Corp.                                             106,100           3,187
Nintendo Co., Ltd.                                        19,600           9,911
So-net Entertainment Corp.                                 1,565           5,701
                                                                     -----------
                                                                          22,625

TECHNOLOGY HARDWARE & EQUIPMENT 1.1%
Canon, Inc.                                               86,300           3,659
Hosiden Corp.                                            140,400           2,194
Mitsumi Electric Co., Ltd.                               191,700           5,387
Nidec Sankyo Corp.                                       324,000           2,647
Nippon Electric Glass Co., Ltd.                          185,000           2,764
OMRON Corp.                                              711,000          14,826
                                                                     -----------
                                                                          31,477
                                                                     -----------
                                                                         261,111

LUXEMBOURG 0.9%
--------------------------------------------------------------------------------

ENERGY 0.7%
Acergy S.A.                                              144,900           2,671
Tenaris S.A. ADR                                         415,325          16,609
                                                                     -----------
                                                                          19,280

TELECOMMUNICATION SERVICES 0.2%
Millicom International Cellular S.A.*                     70,736           7,494
                                                                     -----------
                                                                          26,774

MALAYSIA 0.5%
--------------------------------------------------------------------------------

BANKS 0.2%
Alliance Financial Group Berhad                        3,759,900           3,416
Bumiputra-Commerce Holdings Berhad                     1,311,500           4,211
                                                                     -----------
                                                                           7,627

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ X 1,000)

CAPITAL GOODS 0.1%

WCT Engineering Berhad                                   307,400             878
Zelan Berhad                                             823,500           1,257
                                                                     -----------
                                                                           2,135

ENERGY 0.1%
KNM Group Berhad                                       1,023,600           2,273

FOOD, BEVERAGE & TOBACCO 0.1%
Kuala Lumpur Kepong Berhad                               529,700           2,877
                                                                     -----------
                                                                          14,912

MEXICO 0.5%
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIALS 0.1%
Banco Compartamos S.A. de C.V. *                         291,100           1,261

MEDIA 0.4%
Grupo Televisa S.A. ADR                                  444,400           9,906
Megacable Holdings S.A.B. de C.V. *                      498,200           1,449
                                                                     -----------
                                                                          11,355

TRANSPORTATION 0.0%
Grupo Aeroportuario del Pacifico S.A. de C.V.,
   ADR                                                     3,100             133
                                                                     -----------
                                                                          12,749

NETHERLANDS 2.9%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.3%
Koninklijke (Royal) Philips Electronics N.V.              20,700             810
Koninklijke BAM Groep N.V. (c)                           168,027           3,178
Koninklijke Boskalis Westminster N.V. CVA (c)             71,443           3,890
                                                                     -----------
                                                                           7,878

CONSUMER DURABLES & APPAREL 0.1%
TomTom N.V. *                                             30,300           1,672

DIVERSIFIED FINANCIALS 0.0%
ING Groep N.V. ADR                                        30,275             986

ENERGY 1.2%
Core Laboratories N.V. *                                  53,700           6,052
Fugro N.V. C.V.A. (c)                                    125,785           8,622
Schlumberger Ltd.                                        268,275          20,244
                                                                     -----------
                                                                          34,918

FOOD & STAPLES RETAILING 0.1%
Super De Boer *                                          167,011             950
X 5 Retail Group N.V. GDR *                               63,900           2,073
                                                                     -----------
                                                                           3,023

FOOD, BEVERAGE & TOBACCO 0.1%
Unilever NV                                               75,000           2,439

PHARMACEUTICALS & BIOTECHNOLOGY 0.3%
QIAGEN N.V. (c)*                                         421,059           8,524

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
ASML Holding N.V. *                                      230,333           6,078

SOFTWARE & SERVICES 0.1%
Unit 4 Agresso NV                                         68,905           1,620

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Smartrac N.V. *                                           41,881           2,057

TRANSPORTATION 0.4%
Koninklijke Vopak N.V. (c)                               191,289           9,734
Smit Internationale N.V.                                  45,366           3,787
                                                                     -----------
                                                                          13,521
                                                                     -----------
                                                                          82,716

NEW ZEALAND 0.5%
--------------------------------------------------------------------------------

CONSUMER SERVICES 0.1%
Sky City Entertainment Group Ltd. (c)                    763,805           2,649

HEALTH CARE EQUIPMENT & SERVICES 0.2%
Fisher & Paykel Healthcare Corp., Ltd. (c)             2,425,270           5,830

RETAILING 0.1%
The Warehouse Group Ltd. (c)                             454,415           2,039

TRANSPORTATION 0.1%
Auckland International Airport Ltd. (c)                1,517,505           3,319
                                                                     -----------
                                                                          13,837

NORTHERN IRELAND 0.6%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
Qinetiq plc                                              400,800           1,536

COMMERCIAL SERVICES & SUPPLIES 0.1%
Connaught plc                                             64,946             478
Inspicio plc *                                           244,231           1,094
                                                                     -----------
                                                                           1,572

DIVERSIFIED FINANCIALS 0.1%
Man Group plc                                            337,025           3,711

ENERGY 0.0%
Imperial Energy Corp plc *                                22,923             655

INSURANCE 0.1%
Amlin plc                                                518,611           2,778

MEDIA 0.1%
Informa plc                                               82,169             632
Rightmove plc                                            164,600           1,427
                                                                     -----------
                                                                           2,059

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Spectris plc (c)                                         423,785           5,825
                                                                     -----------
                                                                          18,136

NORWAY 0.9%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
ODIM A.S.A. *                                            184,108           1,933

COMMERCIAL SERVICES & SUPPLIES 0.0%
Stepstone A.S.A. *                                       331,050           1,025

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ X 1,000)

CONSUMER DURABLES & APPAREL 0.1%
Ekornes A.S.A. (c)                                       110,100           1,908

ENERGY 0.6%
Deep Sea Supply plc *                                  1,076,757           4,511
Electromagnetic GeoServices A/S *                        135,650             818
Farstad Shipping A.S.A. (c)                              159,050           3,804
Sevan Marine A.S.A. *                                    305,632           3,472
Songa Offshore A.S.A. *                                  332,704           4,255
                                                                     -----------
                                                                          16,860

MATERIALS 0.0%
Yara International A.S.A. ADR                              7,975             384

PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
Pronova BioPharma A/S *                                  605,969           2,195
                                                                     -----------
                                                                          24,305

PANAMA 0.0%
--------------------------------------------------------------------------------

TRANSPORTATION 0.0%
Copa Holdings S.A., Class A                               33,500           1,307

PAPUA NEW GUINEA 0.1%
--------------------------------------------------------------------------------

FOOD, BEVERAGE & TOBACCO 0.1%
New Britain Palm Oil Ltd.                                298,896           2,630

REPUBLIC OF KOREA 1.2%
--------------------------------------------------------------------------------

BANKS 0.1%
Kookmin Bank                                              59,940           3,943

CONSUMER SERVICES 0.3%
Hotel Shilla Co., Ltd. *                                  38,390           1,093
MegaStudy Co., Ltd. *                                     21,005           6,732
                                                                     -----------
                                                                           7,825

HOUSEHOLD & PERSONAL PRODUCTS 0.1%
LG Household & Health Care Ltd.                            9,960           1,781

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.6%
Samsung Electronics Co., Ltd.                             28,900          18,412

SOFTWARE & SERVICES 0.1%
NHN Corp. *                                               13,540           2,912
                                                                     -----------
                                                                          34,873

RUSSIA 0.2%
--------------------------------------------------------------------------------

FOOD, BEVERAGE & TOBACCO 0.2%
Black Earth Farming Ltd. *                               298,267           2,730
Wimm-Bill-Dann Foods ADR                                  17,300           2,007
                                                                     -----------
                                                                           4,737

SINGAPORE 2.7%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.4%
Hyflux Ltd. (c)                                        1,718,000           3,572
Midas Holdings Ltd.                                    1,031,000             972
SembCorp Marine Ltd. (c)                               1,341,000           2,980
Tat Hong Holdings Ltd.                                 1,781,000           3,524
                                                                     -----------
                                                                          11,048

CONSUMER SERVICES 0.1%
Raffles Education Corp., Ltd.                          1,081,000           1,811

DIVERSIFIED FINANCIALS 0.1%
Singapore Exchange Ltd.                                  578,000           4,016

ENERGY 0.4%
Ezra Holdings Ltd.                                     1,210,000           1,993
Straits Asia Resources Ltd.                            3,629,000           8,877
Swiber Holdings Ltd. *                                   522,000             865
                                                                     -----------
                                                                          11,735

FOOD & STAPLES RETAILING 0.1%
Olam International Ltd.                                1,496,000           2,767

HEALTH CARE EQUIPMENT & SERVICES 0.1%
Parkway Holdings Ltd. (c)                              1,517,850           3,856

HOUSEHOLD & PERSONAL PRODUCTS 0.0%
GP Batteries International Ltd. (c)                    1,021,000             696

REAL ESTATE 0.5%
Capitaland Ltd.                                        1,951,300           8,263
CapitaMall Trust (c)                                   2,633,000           5,579
                                                                     -----------
                                                                          13,842

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Unisteel Technology Ltd. (c)                           4,005,750           3,515

TELECOMMUNICATION SERVICES 0.3%
MobileOne Ltd. (c)                                     1,466,900           1,963
StarHub Ltd. (c)                                       2,406,000           5,048
                                                                     -----------
                                                                           7,011

TRANSPORTATION 0.5%
SIA Engineering Co.                                    1,555,000           3,955
Singapore Airport Terminal Services Ltd. (c)           2,649,000           4,531
SMRT Corp., Ltd. (c)                                   3,876,000           4,724
                                                                     -----------
                                                                          13,210

UTILITIES 0.1%
Epure International Ltd. *                             1,902,000           2,134
                                                                     -----------
                                                                          75,641

SOUTH AFRICA 0.7%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
Murray & Roberts Holdings Ltd.                           178,600           2,072
Wilson Bayly Holmes-Ovcon Ltd.                            77,100           1,257
                                                                     -----------
                                                                           3,329

DIVERSIFIED FINANCIALS 0.1%
JSE Ltd.                                                 178,795           1,668

FOOD & STAPLES RETAILING 0.2%
The Spar Group Ltd.                                      732,665           4,962

HEALTH CARE EQUIPMENT & SERVICES 0.0%
Medi-Clinic Corp Ltd.                                    493,457           1,365

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ X 1,000)

MATERIALS 0.1%
Exxaro Resources Ltd.                                    166,889           2,547

MEDIA 0.0%
Naspers Ltd., Class N                                     59,100           1,104

RETAILING 0.0%
Truworths International Ltd.                             324,300           1,151

TELECOMMUNICATION SERVICES 0.2%
MTN Group Ltd.                                           313,300           4,999
                                                                     -----------
                                                                          21,125

SPAIN 2.2%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.4%
Solaria Energia y Medio Ambiente S.A. *                  164,587           4,050
Tecnicas Reunidas S.A.                                   122,362           7,432
                                                                     -----------
                                                                          11,482

COMMERCIAL SERVICES & SUPPLIES 0.2%
Prosegur, Compania de Seguridad S.A. - Reg'd (c)         137,070           4,870

DIVERSIFIED FINANCIALS 0.2%
Bolsas y Mercados Espanoles                               74,700           4,604

FOOD, BEVERAGE & TOBACCO 0.1%
Viscofan, S.A.                                           199,821           4,200

MATERIALS 0.2%
Tubacex, S.A.                                            785,469           6,761

MEDIA 0.5%
Gestevision Telecinco S.A.                               598,400          12,913

PHARMACEUTICALS & BIOTECHNOLOGY 0.5%
Grifols S.A.                                             518,887          12,677
Laboratorios Farmaceuticos Rovi S.A. *                   127,270           2,005
                                                                     -----------
                                                                          14,682

RETAILING 0.1%
Industria de Diseno Textil S.A.                           77,200           3,878
                                                                     -----------
                                                                          63,390

SWEDEN 0.5%
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES 0.1%
Intrum Justitia AB                                       271,790           4,352

CONSUMER SERVICES 0.2%
Betsson AB                                               420,900           4,779

FOOD, BEVERAGE & TOBACCO 0.1%
Swedish Match AB                                         103,400           2,284

MATERIALS 0.1%
Billerud (c)                                             301,000           2,786

REAL ESTATE 0.0%
Kungsleden AB                                             29,921             326
                                                                     -----------
                                                                          14,527

SWITZERLAND 7.9%
--------------------------------------------------------------------------------

CAPITAL GOODS 1.3%
ABB Ltd. - Reg'd                                         674,900          16,880
ABB Ltd. ADR                                              50,000           1,250
Bucher Industries AG - Reg'd                              22,088           4,967
Burckhardt Compression Holding AG                          3,861           1,099
Geberit AG - Reg'd                                        63,100           8,789
Meyer Burger Technology AG *                              14,778           4,174
                                                                     -----------
                                                                          37,159

COMMERCIAL SERVICES & SUPPLIES 0.6%
Adecco S.A. - Reg'd                                      328,800          17,261

CONSUMER DURABLES & APPAREL 0.6%
Compagnie Financiere Richemont S.A., Series A            214,722          12,283
Swatch Group AG                                           14,200           3,834
                                                                     -----------
                                                                          16,117

DIVERSIFIED FINANCIALS 2.1%
Credit Suisse Group - Reg'd                              502,000          28,583
EFG International - Reg'd                                 65,979           1,976
Partners Group - Reg'd                                    18,200           2,283
UBS AG - Reg'd                                           614,750          25,514
                                                                     -----------
                                                                          58,356

FOOD, BEVERAGE & TOBACCO 1.2%
Barry Callebaut AG - Reg'd *                               6,920           5,431
Lindt & Spruengli AG - Reg'd                               1,900           5,944
Nestle S.A. - Reg'd                                       24,750          11,081
Nestle S.A. ADR - Reg'd                                  103,825          11,628
                                                                     -----------
                                                                          34,084

HEALTH CARE EQUIPMENT & SERVICES 0.0%
Galenica AG - Reg'd                                        2,801             956

PHARMACEUTICALS & BIOTECHNOLOGY 1.9%
Actelion Ltd. *                                           72,700           3,635
Basilea Pharmaceutica AG - Reg'd *                        27,800           4,646
Lonza Group AG - Reg'd                                    76,600           9,831
Novartis AG - Reg'd                                      427,500          21,658
Novartis AG ADR                                           92,050           4,659
Roche Holding AG                                          52,400           9,514
                                                                     -----------
                                                                          53,943

SOFTWARE & SERVICES 0.0%
Temenos Group AG - Reg'd *                                57,792           1,363

TRANSPORTATION 0.2%
Kuehne & Nagel International AG - Reg'd                   61,000           5,580
                                                                     -----------
                                                                         224,819

TAIWAN 0.3%
--------------------------------------------------------------------------------

BANKS 0.1%
Chinatrust Financial Holding Co., Ltd. *               4,537,023           3,656

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ X 1,000)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%

Epistar Corp.                                            683,518           1,638
MediaTek, Inc.                                           199,812           1,990
                                                                     -----------
                                                                           3,628

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Hon Hai Precision Industry Co., Ltd.                     402,026           2,158
                                                                     -----------
                                                                           9,442

THAILAND 0.1%
--------------------------------------------------------------------------------

ENERGY 0.1%
Banpu Public Co., Ltd. NVDA                              225,800           2,998
Mermaid Maritime PCL *                                 1,250,000           1,050
                                                                     -----------
                                                                           4,048

TURKEY 0.4%
--------------------------------------------------------------------------------

BANKS 0.3%
Asya Katilim Bankasi A/S *                               921,741           7,901

FOOD & STAPLES RETAILING 0.1%
BIM Birlesik Magazalar A/S                                23,400           1,970

FOOD, BEVERAGE & TOBACCO 0.0%
Coca-Cola Icecek AS                                        3,188              31
                                                                     -----------
                                                                           9,902

UNITED ARAB EMIRATES 0.1%
--------------------------------------------------------------------------------

TRANSPORTATION 0.1%
DP World Ltd. *                                        2,409,100           2,337

UNITED KINGDOM 18.7%
--------------------------------------------------------------------------------

BANKS 1.6%
Barclays plc                                           1,928,900          18,208
HSBC Holdings plc                                        735,000          11,028
Lloyds TSB Group plc                                   1,795,700          15,682
                                                                     -----------
                                                                          44,918

CAPITAL GOODS 2.0%
BAE Systems plc ADR                                       49,850           1,869
Bodycote International plc (c)                         1,497,040           5,282
Chemring Group plc                                        94,261           4,060
Chloride Group plc (c)                                 1,375,524           4,639
Cobham plc (c)                                           905,819           3,359
Rolls-Royce Group plc *                                  829,882           7,835
Spirax-Sarco Engineering plc (c)                         137,312           2,466
The Weir Group plc (c)                                   486,591           7,230
Ultra Electronics Holdings plc (c)                       321,016           7,121
VT Group plc                                             819,700          10,583
WSP Group plc                                            172,345           1,583
                                                                     -----------
                                                                          56,027

COMMERCIAL SERVICES & SUPPLIES 2.5%
Aggreko plc                                              534,000           5,709
Babcock International Group                              540,727           6,022
Capita Group plc                                         493,838           6,474
De La Rue plc Group (c)                                  395,936           7,172
Experian Group Ltd.                                    2,092,900          18,534
G4S plc                                                1,898,400           8,347
Intertek Group plc                                        92,100           1,614
Mitie Group plc                                          589,107           2,850
RPS Group plc                                            509,297           2,630
Serco Group plc (c)                                    1,020,812           8,548
Spice plc                                                 59,010             533
WS Atkins plc                                            138,400           2,967
                                                                     -----------
                                                                          71,400

CONSUMER SERVICES 0.1%
Domino's Pizza UK & IRL plc                              271,940           1,033
Greene King plc (c)                                      161,121           2,407
Restaurant Group plc                                     258,700             781
                                                                     -----------
                                                                           4,221

DIVERSIFIED FINANCIALS 1.0%
Ashmore Group plc                                        381,400           1,985
BlueBay Asset Management plc                             230,200           1,228
Cattles plc (c)                                          871,070           4,953
IG Group Holdings plc                                  1,297,925           9,446
Schroders plc                                            441,400           9,621
                                                                     -----------
                                                                          27,233

ENERGY 1.4%
BG Group plc                                             441,900           9,749
Cairn Energy plc *                                        77,612           3,986
Expro International Group plc (c)                        550,652          10,212
Lamprell plc                                             505,000           3,607
Tullow Oil plc                                           264,390           3,168
Wellstream Holdings plc *                                445,792          10,334
                                                                     -----------
                                                                          41,056

FOOD & STAPLES RETAILING 0.4%
Tesco plc                                              1,465,100          12,248

FOOD, BEVERAGE & TOBACCO 1.4%
British American Tobacco plc ADR                          85,775           6,030
Cadbury Schweppes plc                                    975,900          10,799
Cadbury Schweppes plc ADR                                108,075           4,795
Diageo plc                                               275,800           5,567
Diageo plc ADR                                           154,525          12,472
                                                                     -----------
                                                                          39,663

HEALTH CARE EQUIPMENT & SERVICES 0.2%
Southern Cross Healthcare Ltd.                           637,170           4,493

HOUSEHOLD & PERSONAL PRODUCTS 0.4%
Reckitt Benckiser Group plc                              219,400          11,492

INSURANCE 0.2%
Admiral Group plc                                        298,900           5,890

MATERIALS 2.7%
Anglo American plc ADR                                   390,992          10,819
Croda International plc (c)                              383,706           3,756
Ferrexpo plc *                                           549,506           2,654
Peter Hambro Mining plc *                                 72,500           1,904
Rexam plc (c)                                            542,797           4,551
Rio Tinto plc ADR                                         82,875          33,726

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ X 1,000)

Victrex plc (c)                                          515,294           6,819
Xstrata plc                                              151,700          11,680
                                                                     -----------
                                                                          75,909

MEDIA 1.1%
British Sky Broadcasting Group plc                     1,540,900          16,930
Johnston Press Group plc                               1,338,500           6,620
Trinity Mirror plc                                     1,159,100           7,612
                                                                     -----------
                                                                          31,162

PHARMACEUTICALS & BIOTECHNOLOGY 1.0%
GlaxoSmithKline plc                                    1,012,400          23,994
Hikma Pharmaceuticals plc                                420,761           3,933
                                                                     -----------
                                                                          27,927

REAL ESTATE 0.0%
Shaftesbury plc                                           29,965             317

RETAILING 0.8%
Signet Group plc                                      11,596,000          15,201
Tardus plc *                                             124,883           4,416
The Carphone Warehouse Group plc                         609,117           4,011
                                                                     -----------
                                                                          23,628

SOFTWARE & SERVICES 0.6%
Autonomy Corp plc *                                      504,700           9,224
Aveva Group plc                                          187,929           3,741
Blinkx plc *                                             941,800             381
Detica Group plc                                         209,600             900
Xchanging plc *                                          603,485           3,114
                                                                     -----------
                                                                          17,360

TECHNOLOGY HARDWARE & EQUIPMENT 0.8%
Halma plc (c)                                            873,705           3,608
Laird Group plc (c)                                      316,792           3,098
Rotork plc (c)                                           660,969          10,802
TT electronics plc (c)                                 3,045,345           5,492
                                                                     -----------
                                                                          23,000

TELECOMMUNICATION SERVICES 0.4%
Vodafone Group plc                                     3,594,100          12,573

UTILITIES 0.1%
Pennon Group plc                                         145,700           1,926
                                                                     -----------
                                                                         532,443
                                                                     -----------
TOTAL FOREIGN COMMON STOCK
(COST $2,495,373)                                                      2,695,336
                                                                     -----------

PREFERRED STOCK 0.1% OF NET ASSETS

BRAZIL 0.1%
--------------------------------------------------------------------------------

BANKS 0.0%
Banco Sofisa S.A. *                                      166,500             856

ENERGY 0.1%
Petroleo Brasileiro S.A.                                  57,800           2,642
                                                                     -----------
                                                                           3,498
                                                                     -----------
TOTAL PREFERRED STOCK
(COST $1,988)                                                              3,498
                                                                     -----------

OTHER INVESTMENT COMPANIES 0.6% OF NET ASSETS

iShares MSCI EAFE Growth Index Fund                       25,305           1,825
iShares MSCI Emerging Markets Index                      118,000          16,078
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $20,841)                                                            17,903
                                                                     -----------

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)

SHORT-TERM INVESTMENTS 4.0% OF NET ASSETS

REPURCHASE AGREEMENT 4.0%
--------------------------------------------------------------------------------

Fixed Income Clearing Corp. dated 01/31/08, due
   02/01/08 at 2.58%, with a maturity value of
   $112,315 (fully collateralized by U.S.
   Government Agency Securities with a value of
   $114,562)                                             112,307         112,307

U.S. TREASURY OBLIGATION 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   2.86%, 03/20/08 (a)                                       150             149
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $112,456)                                                          112,456
                                                                     -----------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 01/312008, the tax basis cost of the fund's investments was $2,648,633, and the unrealized appreciation and depreciation were $362,701 and ($180,264), respectively, with a net unrealized appreciation of $182,437.

As of 01/31/2008 the value of certain foreign securities held by the fund aggregating $2,010,800 were adjusted from their market values following the guidelines adopted by the fund's Board of Trustees.

  * Non-income producing security.
(a) All or a portion of this security is held as collateral for open futures contracts.
(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,499 or 0.1% of net assets.
(c) Illiquid security. At the period end, the value of these amounted to $384,203 or 13.5% of net assets.

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

 ADR - American Depositary Receipt
 BDR - Brazilian Depositary Receipt
 CVA - Dutch Certificate
 GDR - Global Depositary Receipt
NVDR - Non-Voting Depository Receipt

In addition to the above the fund held the following at 01/31/08. All numbers are x1,000 except number of futures contracts.

                                       NUMBER OF       CONTRACT       UNREALIZED
                                       CONTRACTS         VALUE          LOSSES

FUTURES CONTRACTS

Russell 2000 Index, Long, expires
03/19/08                                       5          1,788             (75)
S & P 500 Index, Long, expires
03/19/08                                       2            690             (39)
                                                                      ----------
                                                                           (114)

                          AMOUNT OF                 AMOUNT OF
             CURRENCY  CURRENCY TO BE   CURRENCY  CURRENCY TO BE    UNREALIZED
EXPIRATION    TO BE       RECEIVED       TO BE      DELIVERED     GAINS / LOSSES
   DATE      RECEIVED    ($ X 1,000)   DELIVERED   ($ X 1,000)      ($ X 1,000)

FORWARD FOREIGN CURRENCY CONTRACTS 0.0% OF NET ASSETS

02/06/2008     USD                 47    BRL                  82             --
02/06/2008     BRL                100    USD                  57             --
03/31/2008     USD             31,837    EUR              22,490         (1,539)
05/23/2008     USD             14,364    EUR               9,700             (3)
02/04/2008     MYR              2,767    USD                 856             (1)
02/05/2008     MYR                276    USD                  85             --
04/04/2008     USD             45,564    GBP              22,410          1,159
04/21/2008     USD             44,379    GBP              21,900          1,054
04/30/2008     USD             26,185    GBP              13,220             49
07/22/2008     USD             25,715    GBP              13,150           (141)
02/05/2008     USD                 96    ZAR                 690              3
02/06/2008     USD                205    ZAR               1,512              3
02/07/2008     USD                247    ZAR               1,854             --
05/09/2008     USD             22,942    CHF              22,750           (919)
05/23/2008     USD              9,178    CHF              10,080           (163)
                                                                  --------------
                                                                           (498)

SCHWAB CAPITAL TRUST
LAUDUS U.S. MARKETMASTERS FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 90.8%   COMMON STOCK                                    101,930        114,259
  4.5%   FOREIGN COMMON STOCK                              5,244          5,708
  5.0%   SHORT-TERM INVESTMENT                             6,238          6,238
--------------------------------------------------------------------------------
100.3%   TOTAL INVESTMENTS                               113,412        126,205
(0.3)%   OTHER ASSETS AND
         LIABILITIES                                                       (435)
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                     125,770

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ X 1,000)

COMMON STOCK 90.8% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.3%
--------------------------------------------------------------------------------
WABCO Holdings, Inc.                                       9,500             383

BANKS 3.8%
--------------------------------------------------------------------------------
Freddie Mac                                               28,800             875
Hudson City Bancorp, Inc.                                 35,305             578
New York Community Bancorp, Inc.                          26,370             489
People's United Financial, Inc.                           40,757             688
U.S. Bancorp                                              24,228             823
Wachovia Corp.                                            33,921           1,321
                                                                     -----------
                                                                           4,774

CAPITAL GOODS 5.4%
--------------------------------------------------------------------------------
Alliant Techsystems, Inc. *                                4,800             508
Danaher Corp.                                              8,600             640
Dover Corp.                                                9,300             375
General Electric Co.                                      32,600           1,154
Hexcel Corp. *                                            14,900             325
Honeywell International, Inc.                             13,065             772
Joy Global, Inc.                                           9,500             599
McDermott International, Inc. *                           16,450             776
Precision Castparts Corp.                                  5,400             615
SPX Corp.                                                  5,790             583
Teleflex, Inc.                                             8,515             504
                                                                     -----------
                                                                           6,851

CONSUMER DURABLES & APPAREL 1.0%
--------------------------------------------------------------------------------
Coach, Inc. *                                             17,690             567
Lennar Corp., Class A                                     11,700             241
Snap-on, Inc.                                              5,885             289
Toll Brothers, Inc. *                                      8,300             193
                                                                     -----------
                                                                           1,290

CONSUMER SERVICES 5.2%
--------------------------------------------------------------------------------
Carnival Corp.                                            27,600           1,228
Las Vegas Sands Corp. *                                    7,275             638
McDonald's Corp.                                          22,300           1,194
Regis Corp.                                               14,802             375
The Cheesecake Factory, Inc. *                            20,300             444
Wynn Resorts Ltd.                                          9,900           1,138
Yum! Brands, Inc.                                         45,300           1,547
                                                                     -----------
                                                                           6,564

DIVERSIFIED FINANCIALS 10.5%
--------------------------------------------------------------------------------
American Capital Strategies Ltd.                          21,075             741
American Express Co.                                      11,650             575
Bank of America Corp.                                     12,000             532
Bank of New York Mellon Corp.                             31,200           1,455
Capital One Financial Corp.                               13,800             757
CME Group, Inc.                                            2,648           1,639
Discover Financial Services                               61,850           1,082
E*TRADE Financial Corp. *                                 83,700             416
Federated Investors, Inc., Class B                        14,200             605
JPMorgan Chase & Co.                                      44,550           2,118
Knight Capital Group, Inc.,
 Class A *                                                34,600             580
Merrill Lynch & Co., Inc.                                  9,900             558
Moody's Corp.                                             15,900             556
Morgan Stanley                                            17,400             860
The Goldman Sachs Group, Inc.                              3,787             760
                                                                     -----------
                                                                          13,234

ENERGY 5.6%
--------------------------------------------------------------------------------
Apache Corp.                                              11,035           1,053
Cameron International Corp. *                              9,800             395
ConocoPhillips                                            16,500           1,325
CONSOL Energy, Inc.                                        6,000             438
Gazprom ADR                                               20,800           1,000
Murphy Oil Corp.                                           8,100             596
National-Oilwell Varco, Inc. *                            11,225             676
Transocean, Inc. *                                         5,347             655
Weatherford International Ltd. *                          13,665             845
                                                                     -----------
                                                                           6,983

FOOD & STAPLES RETAILING 2.0%
--------------------------------------------------------------------------------
CVS Caremark Corp.                                        26,350           1,030
Rite Aid Corp. *                                         318,700             943
Whole Foods Market, Inc.                                  15,000             592
                                                                     -----------
                                                                           2,565

FOOD, BEVERAGE & TOBACCO 0.7%
--------------------------------------------------------------------------------
Kraft Foods, Inc., Class A                                29,600             866

HEALTH CARE EQUIPMENT & SERVICES 8.4%
--------------------------------------------------------------------------------
Alcon, Inc.                                                5,845             830
Baxter International, Inc.                                15,005             911
Beckman Coulter, Inc.                                      4,700             313
Boston Scientific Corp. *                                 31,353             380
CIGNA Corp.                                               17,369             854
Eclipsys Corp. *                                          27,750             714
Edwards Lifesciences Corp. *                              12,100             560
HEALTHSOUTH Corp. *                                       17,400             296
Hillenbrand Industries, Inc.                               7,300             378
Hospira, Inc. *                                            7,780             320

LAUDUS U.S. MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ X 1,000)

Humana, Inc. *                                            19,200           1,542
McKesson Corp.                                            14,705             923
Varian Medical Systems, Inc. *                            21,700           1,128
WellPoint, Inc. *                                         17,910           1,401
                                                                     -----------
                                                                          10,550

HOUSEHOLD & PERSONAL PRODUCTS 0.6%
--------------------------------------------------------------------------------
Energizer Holdings, Inc. *                                 3,685             345
The Procter & Gamble Co.                                   5,300             350
                                                                     -----------
                                                                             695

INSURANCE 2.2%
--------------------------------------------------------------------------------
American International Group, Inc.                        14,700             811
Assurant, Inc.                                             4,610             299
MetLife, Inc.                                              7,640             451
The Allstate Corp.                                        25,600           1,261
                                                                     -----------
                                                                           2,822

MATERIALS 3.6%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                            11,981           1,078
Commercial Metals Co.                                      8,600             244
Cytec Industries, Inc.                                     8,230             466
Freeport-McMoRan Copper & Gold, Inc.                       9,789             871
International Flavors & Fragrances, Inc.                  10,600             452
Monsanto Co.                                              12,921           1,453
                                                                     -----------
                                                                           4,564

MEDIA 4.4%
--------------------------------------------------------------------------------
Cablevision Systems Corp.,
 Class A *                                                26,800             629
Comcast Corp., Special Class A *                          88,975           1,601
Liberty Media Corp. - Capital, Series A *                  8,910             959
The DIRECTV Group, Inc. *                                 58,500           1,321
Time Warner, Inc.                                         62,400             982
                                                                     -----------
                                                                           5,492

PHARMACEUTICALS & BIOTECHNOLOGY 5.0%
--------------------------------------------------------------------------------
Abbott Laboratories                                       12,285             692
Eli Lilly & Co.                                           23,975           1,235
Genentech, Inc. *                                         18,500           1,298
Gilead Sciences, Inc. *                                   40,725           1,861
Roche Holding AG - Genusschein                             2,300             417
Thermo Fisher Scientific, Inc. *                           8,900             458
Varian, Inc. *                                             5,720             310
                                                                     -----------
                                                                           6,271

REAL ESTATE 0.3%
--------------------------------------------------------------------------------
CB Richard Ellis Group, Inc., Class A *                   18,965             368

RETAILING 5.6%
--------------------------------------------------------------------------------
Best Buy Co., Inc.                                        39,500           1,928
Coldwater Creek, Inc. *                                   68,700             442
Macy's, Inc.                                              17,096             472
Nordstrom, Inc.                                            4,800             187
Office Depot, Inc. *                                      51,539             764
Priceline.com, Inc. *                                      3,452             375
Staples, Inc.                                             19,700             472
The Gap, Inc.                                             24,100             461
The TJX Cos., Inc.                                        25,775             813
Tiffany & Co.                                             26,800           1,069
                                                                     -----------
                                                                           6,983

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6.9%
--------------------------------------------------------------------------------
Analog Devices, Inc.                                      18,400             522
Broadcom Corp., Class A *                                 25,636             566
Intel Corp.                                              145,500           3,085
International Rectifier Corp. *                            7,330             204
KLA-Tencor Corp.                                           8,500             355
LSI Corp. *                                               71,800             375
Maxim Integrated Products, Inc.                           21,590             424
MEMC Electronic Materials, Inc. *                         16,865           1,205
Micron Technology, Inc. *                                 65,700             462
National Semiconductor Corp.                              49,700             916
ON Semiconductor Corp. *                                  55,211             358
Teradyne, Inc. *                                          21,150             232
                                                                     -----------
                                                                           8,704

SOFTWARE & SERVICES 5.6%
--------------------------------------------------------------------------------
Activision, Inc. *                                        22,190             574
Adobe Systems, Inc. *                                     20,220             706
Google, Inc., Class A *                                    3,970           2,240
Microsoft Corp.                                           66,245           2,160
Oracle Corp. *                                            41,705             857
THQ, Inc. *                                               31,600             569
                                                                     -----------
                                                                           7,106

TECHNOLOGY HARDWARE & EQUIPMENT 7.0%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                            21,200             314
Apple, Inc. *                                              5,640             763
Corning, Inc.                                             88,870           2,139
Dell, Inc. *                                              90,800           1,820
Diebold, Inc.                                             11,780             305
Hewlett-Packard Co.                                       41,750           1,827
NCR Corp. *                                               19,150             411
Sun Microsystems, Inc. *                                  21,475             376
Teradata Corp. *                                          15,550             370
Vishay Intertechnology, Inc. *                            21,165             222
Zebra Technologies Corp.,
 Class A *                                                 7,735             237
                                                                     -----------
                                                                           8,784

TELECOMMUNICATION SERVICES 3.4%
--------------------------------------------------------------------------------
America Movil SAB de C.V., Series L ADR                   15,290             916
AT&T, Inc.                                                45,600           1,755
Crown Castle International Corp. *                        25,750             932
Level 3 Communications, Inc. *                           208,600             718
                                                                     -----------
                                                                           4,321

TRANSPORTATION 2.3%
--------------------------------------------------------------------------------
Hertz Global Holdings, Inc. *                             65,650             979
JetBlue Airways Corp. *                                   45,300             313
Union Pacific Corp.                                       12,500           1,563
                                                                     -----------
                                                                           2,855

LAUDUS U.S. MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ X 1,000)

UTILITIES 1.0%
--------------------------------------------------------------------------------
Entergy Corp.                                             11,410           1,234
                                                                     -----------
TOTAL COMMON STOCK
(COST $101,930)                                                          114,259
                                                                     -----------

FOREIGN COMMON STOCK 4.5% OF NET ASSETS

HONG KONG 0.5%
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 0.5%
China Mobile Ltd.                                         40,900             601

ISRAEL 1.4%
--------------------------------------------------------------------------------

PHARMACEUTICALS & BIOTECHNOLOGY 1.4%
Teva Pharmaceutical Industries Ltd. ADR                   39,475           1,817

LUXEMBOURG 0.4%
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 0.4%
Millicom International Cellular S.A. *                     4,883             517

SINGAPORE 0.3%
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
Verigy Ltd. *                                             20,337             425

SWITZERLAND 0.7%
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIALS 0.7%
UBS AG - Reg'd                                            20,600             851

TAIWAN 0.8%
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 0.8%
Chunghwa Telecom Co., Ltd. ADR                            49,675           1,045

UNITED KINGDOM 0.4%
--------------------------------------------------------------------------------

INSURANCE 0.4%
Willis Group Holdings Ltd.                                12,830             452
                                                                     -----------
TOTAL FOREIGN COMMON STOCK
(COST $5,244)                                                              5,708
                                                                     -----------

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)

SHORT-TERM INVESTMENT 5.0% OF NET ASSETS

REPURCHASE AGREEMENT 5.0%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 01/31/08,
   due 02/01/08 at 2.58%, with a maturity
   value of $6,238 (fully collateralized by
   U.S. Government Agency Securities with a
   value of $6,377).                                       6,238           6,238
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $6,238)                                                              6,238
                                                                     -----------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 01/31/08, the tax basis cost of the fund's investments was $114,603 and the unrealized appreciation and depreciation were $19,385 and ($7,783), respectively, with a net unrealized appreciation of $11,602.

  * Non-income producing security.
ADR - American Depositary Receipt

SCHWAB CAPITAL TRUST
SCHWAB VIEWPOINTS FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2008, (Unaudited)


The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.


                                                            COST        VALUE
HOLDINGS BY CATEGORY                                    ($ X 1,000)  ($ X 1,000)
--------------------------------------------------------------------------------
  47.0%  COMMON STOCK                                       53,406       58,543
  16.7%  FOREIGN COMMON STOCK                               23,265       20,848
  11.4%  U.S. GOVERNMENT SECURITIES                         13,755       14,132
   1.4%  FOREIGN GOVERNMENT SECURITIES                       1,610        1,761
   7.1%  CORPORATE BONDS                                     8,793        8,842
   0.5%  MUNICIPAL BONDS                                       559          598
   0.2%  ASSET-BACKED OBLIGATIONS                              188          188
  53.9%  MORTGAGE-BACKED SECURITIES                         66,576       67,109
   0.5%  NON-AGENCY MORTGAGE-BACKED                            625          602
         SECURITIES
   3.0%  SHORT-TERM INVESTMENTS                              3,743        3,743
    --%  OTHER INVESTMENT                                       10           10
   1.0%  PURCHASED OPTIONS                                     535        1,225
--------------------------------------------------------------------------------
 142.7%  TOTAL INVESTMENTS                                 173,065      177,601
 (9.5)%  SHORT SALES                                       (11,741)     (11,803)
 (0.7)%  OPTIONS WRITTEN                                      (386)        (810)
(32.5)%  OTHER ASSETS AND LIABILITIES                                   (40,507)
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                     124,481


                                                         NUMBER OF      VALUE
SECURITY                                                   SHARES    ($ X 1,000)
COMMON STOCK 47.0% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.4%
--------------------------------------------------------------------------------
Drew Industries, Inc. (a)*                                     285             8
General Motors Corp. (a)                                    16,505           467
Standard Motor Products, Inc. (a)                              570             5
The Goodyear Tire & Rubber Co. (a)*                            530            13
                                                                       ---------
                                                                             493

BANKS 0.6%
--------------------------------------------------------------------------------
BancFirst Corp. (a)                                            400            18
Bank of Hawaii Corp. (a)                                       730            37
Fannie Mae (a)                                              18,100           613
Federal Agricultural Mortgage Corp.,
  Class C (a)                                                   50             1
KeyCorp (a)                                                    780            21
SVB Financial Group (a)*                                       600            29
                                                                       ---------
                                                                             719

CAPITAL GOODS 4.5%
--------------------------------------------------------------------------------
Acuity Brands, Inc. (a)                                      1,670            76
AGCO Corp. (a)*                                              1,645            99
Crane Co. (a)                                                1,875            77
Cubic Corp. (a)                                                400            11
Danaher Corp. (a)                                            7,000           521
EMCOR Group, Inc. (a)*                                       3,455            76
Emerson Electric Co. (a)                                       720            37
EnPro Industries, Inc. (a)*                                    340            10
Fluor Corp. (a)                                                660            80
General Dynamics Corp. (a)                                     710            60
General Electric Co. (a)                                    14,300           506
GrafTech International Ltd. (a)*                             1,090            16
Honeywell International, Inc. (a)                           17,600         1,040
Lockheed Martin Corp. (a)                                    4,530           489
McDermott International, Inc. (a)*                          12,000           566
Northrop Grumman Corp. (a)                                   1,450           115
Precision Castparts Corp. (a)                                3,850           438
Raytheon Co. (a)                                             7,820           509
The Boeing Co. (a)                                           6,360           529
Thomas & Betts Corp. (a)*                                    1,490            68
Tyco International Ltd. (a)                                  7,575           298
                                                                       ---------
                                                                           5,621

COMMERCIAL SERVICES & SUPPLIES 0.3%
--------------------------------------------------------------------------------
ABM Industries, Inc. (a)                                     2,555            53
IHS, Inc., Class A (a)*                                        410            25
IKON Office Solutions, Inc. (a)                              4,920            40
Spherion Corp. (a)*                                          3,095            21
Steelcase, Inc., Class A (a)                                 1,995            31
Viad Corp. (a)                                                 985            26
Waste Management, Inc. (a)                                   4,200           136
                                                                       ---------
                                                                             332

CONSUMER DURABLES & APPAREL 1.1%
--------------------------------------------------------------------------------
American Greetings Corp.,
  Class A (a)                                                2,180            45
Blyth, Inc. (a)                                              3,140            69
Coach, Inc. (a)*                                            14,020           449
Furniture Brands International, Inc. (a)                     1,820            17
Hasbro, Inc. (a)                                             3,200            83
Kellwood Co. (a)                                               750            15
Mattel, Inc. (a)                                            16,300           343
Newell Rubbermaid, Inc. (a)                                  3,280            79
NIKE, Inc., Class B (a)                                        200            12
Sony Corp. ADR (a)                                           5,100           242
The Warnaco Group, Inc. (a)*                                   950            34
                                                                       ---------
                                                                           1,388

CONSUMER SERVICES 0.8%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A (a)*                               840            67
Career Education Corp. (a)*                                  1,190            26
DeVry, Inc. (a)                                              1,640            90
ITT Educational Services, Inc. (a)*                            170            16

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued


                                                         NUMBER OF       VALUE
SECURITY                                                   SHARES     ($ X 1,000)
Service Corp. International (d)                               980             12
Wynn Resorts Ltd. (a)                                       7,220            830
                                                                       ---------
                                                                           1,041

DIVERSIFIED FINANCIALS 4.3%
--------------------------------------------------------------------------------
American Capital Strategies Ltd. (a)                       15,350            540
American Express Co. (a)                                   19,270            950
Ameriprise Financial, Inc. (a)                              1,750             97
Bank of America Corp.                                       8,960            397
Bank of New York Mellon Corp. (a)                           3,480            162
Citigroup, Inc. (a)                                        11,000            310
CME Group, Inc. (a)                                           881            545
Federated Investors, Inc., Class B (a)                      3,935            168
Franklin Resources, Inc. (a)                                  960            100
JPMorgan Chase & Co. (a)                                   29,620          1,409
Northern Trust Corp. (a)                                      790             58
The Goldman Sachs Group, Inc. (a)                           2,769            556
                                                                       ---------
                                                                           5,292

ENERGY 2.9%
--------------------------------------------------------------------------------
Chevron Corp. (a)                                           9,230            780
ConocoPhillips (a)                                          7,900            634
Dresser-Rand Group, Inc. (a)*                                 850             27
Exxon Mobil Corp. (a)                                       5,550            479
Frontier Oil Corp. (a)                                        340             12
Holly Corp. (a)                                               850             41
Marathon Oil Corp. (a)                                      1,530             72
Massey Energy Co. (a)                                         450             17
National-Oilwell Varco, Inc. (a)*                           9,290            559
Occidental Petroleum Corp. (a)                              1,990            135
Schlumberger Ltd. (a)                                         140             11
SEACOR Holdings, Inc. (a)*                                    645             57
Stone Energy Corp. (a)*                                     1,150             47
Transocean, Inc. (a)*                                       3,904            479
Weatherford International Ltd. (a)*                         4,255            263
                                                                       ---------
                                                                           3,613

FOOD & STAPLES RETAILING 0.8%
--------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. (a)*                                885             29
CVS Caremark Corp. (a)                                     19,200            750
Whole Foods Market, Inc. (a)                                6,400            252
                                                                       ---------
                                                                           1,031

FOOD, BEVERAGE & TOBACCO 1.0%
--------------------------------------------------------------------------------
Alliance One International, Inc. (a)*                       4,875             18
Altria Group, Inc. (a)                                        890             68
ConAgra Foods, Inc. (a)                                     3,020             65
Dean Foods Co. (a)                                          4,000            112
General Mills, Inc. (a)                                     2,840            155
Kraft Foods, Inc., Class A (a)                             17,600            515
Reynolds American, Inc. (a)                                 1,360             86
Sara Lee Corp. (a)                                          3,980             56
The Coca-Cola Co. (a)                                       1,940            115
Universal Corp. (a)                                           495             25
                                                                       ---------
                                                                           1,215

HEALTH CARE EQUIPMENT & SERVICES 5.4%
--------------------------------------------------------------------------------
Aetna, Inc. (a)                                            10,495            559
Alcon, Inc. (a)                                             4,300            611
AMERIGROUP Corp. (a)*                                       1,700             64
AmerisourceBergen Corp. (a)                                 1,435             67
Analogic Corp. (a)                                          1,070             63
Apria Healthcare Group, Inc. (a)*                           1,245             26
Baxter International, Inc. (a)                             14,280            867
Becton, Dickinson & Co. (a)                                   810             70
Boston Scientific Corp. (a)*                               47,702            579
CIGNA Corp. (a)                                            14,965            736
CONMED Corp. (a)*                                             425             10
Covidien Ltd. (a)                                           6,275            280
Emergency Medical Services Corp.,
  Class A (a)*                                                610             19
Express Scripts, Inc. (a)*                                  1,160             78
Greatbatch, Inc. (a)*                                       1,880             43
Healthspring, Inc. (a)*                                       650             13
Humana, Inc. (a)*                                          16,285          1,308
Invacare Corp.                                                100              2
Magellan Health Services, Inc. (a)*                         1,955             86
McKesson Corp. (a)                                         13,810            867
MedCath Corp. (a)*                                          1,890             47
Molina Healthcare, Inc. (a)*                                  480             16
Tenet Healthcare Corp. (a)*                                67,000            297
WellPoint, Inc. (a)*                                          770             60
                                                                       ---------
                                                                           6,768

HOUSEHOLD & PERSONAL PRODUCTS 0.9%
--------------------------------------------------------------------------------
Energizer Holdings, Inc. (a)*                               3,545            332
Kimberly-Clark Corp. (a)                                    7,300            479
NBTY, Inc. (a)*                                               905             22
The Procter & Gamble Co. (a)                                4,880            322
                                                                       ---------
                                                                           1,155

INSURANCE 2.1%
--------------------------------------------------------------------------------
AFLAC, Inc. (a)                                               300             18
American Financial Group, Inc. (a)                          1,515             42
American International Group, Inc. (a)                      7,700            425
American Physicians Capital, Inc. (a)                         310             13
Delphi Financial Group, Inc., Class A (a)                   1,900             60
FBL Financial Group, Inc., Class A (a)                        345             11
Harleysville Group, Inc. (a)                                  710             25
HCC Insurance Holdings, Inc. (a)                              355             10
Lincoln National Corp. (a)                                  1,420             77
Loews Corp. (a)                                             1,770             83
MetLife, Inc. (a)                                          11,550            681
Nationwide Financial Services, Inc.,
  Class A (a)                                               1,650             73
Philadelphia Consolidated Holding Corp. (a)*                  640             23
Platinum Underwriters Holdings Ltd. (a)                       895             30

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued


                                                          NUMBER OF     VALUE
SECURITY                                                    SHARES   ($ X 1,000)
Principal Financial Group, Inc. (a)                           3,060          182
Prudential Financial, Inc. (a)                                1,390          117
Reinsurance Group of America, Inc. (a)                          405           24
The Chubb Corp. (a)                                             860           45
The Hartford Financial Services
  Group, Inc. (a)                                             1,390          112
The Travelers Cos., Inc. (a)                                 10,540          507
United America Indemnity Ltd.,
  Class A (a)*                                                  645           13
W. R. Berkley Corp. (a)                                       2,530           77
                                                                       ---------
                                                                           2,648

MATERIALS 2.2%
--------------------------------------------------------------------------------
AK Steel Holding Corp. (a)*                                   1,275           61
Alcoa, Inc. (a)                                               5,200          172
Ashland, Inc. (a)                                               265           12
Celanese Corp., Series A (a)                                  2,030           75
FMC Corp. (a)                                                   360           19
Freeport-McMoRan Copper & Gold, Inc. (a)                        724           64
H.B. Fuller Co. (a)                                           2,395           50
Headwaters, Inc. (a)*                                         1,890           21
International Paper Co. (a)                                   2,155           69
Louisiana-Pacific Corp. (a)                                  15,100          231
MeadWestvaco Corp. (a)                                       13,900          389
Monsanto Co. (a)                                             10,949        1,231
OM Group, Inc. (a)*                                             990           57
Owens-Illinois, Inc. (a)*                                       110            6
Packaging Corp. of America (a)                                  390            9
Pactiv Corp. (a)*                                               970           28
Rockwood Holdings, Inc. (a)*                                  1,320           39
Schweitzer-Mauduit International, Inc. (a)                      200            5
Sonoco Products Co. (a)                                       2,815           87
The Lubrizol Corp. (a)                                          850           45
United States Steel Corp. (a)                                   100           10
                                                                       ---------
                                                                           2,680

MEDIA 1.5%
--------------------------------------------------------------------------------
CBS Corp., Class B (a)                                        3,090           78
Comcast Corp., Class A (a)*                                  21,450          389
Comcast Corp., Special Class A (a)*                          19,950          359
DreamWorks Animation SKG, Inc., Class A (a)*                  1,950           48
Omnicom Group, Inc. (a)                                       3,050          138
Regal Entertainment Group, Class A (a)                          100            2
The Interpublic Group of Cos., Inc. (a)*                     23,700          212
The Walt Disney Co. (a)                                       4,720          141
Time Warner, Inc. (a)                                        32,000          504
                                                                       ---------
                                                                           1,871

PHARMACEUTICALS & BIOTECHNOLOGY 3.5%
--------------------------------------------------------------------------------
Abbott Laboratories (a)                                       9,100          512
Amgen, Inc. (a)*                                              6,900          322
Applied Biosystems Group-Applera Corp. (a)                    3,650          115
Endo Pharmaceuticals Holdings, Inc. (a)*                      2,270           59
Gilead Sciences, Inc. (a)*                                   12,640          578
Invitrogen Corp. (a)*                                           950           81
King Pharmaceuticals, Inc. (a)*                                 200            2
Medicis Pharmaceutical Corp., Class A (a)                       230            5
Merck & Co., Inc. (a)                                         6,380          295
Millennium Pharmaceuticals, Inc. (a)*                        23,300          354
OSI Pharmaceuticals, Inc. (a)*                                  450           18
Par Pharmaceutical Cos., Inc. *                                 200            4
Pfizer, Inc. (a)                                             46,830        1,095
Schering-Plough Corp. (a)                                       990           19
Teva Pharmaceutical Industries Ltd. - ADR (a)                13,250          610
Varian, Inc. *                                                   50            3
Watson Pharmaceuticals, Inc. (a)*                            12,700          332
                                                                       ---------
                                                                           4,404

REAL ESTATE 0.2%
--------------------------------------------------------------------------------
CB Richard Ellis Group, Inc., Class A (a)*                   14,945          290

RETAILING 1.5%
--------------------------------------------------------------------------------
Amazon.com, Inc. (a)*                                         1,610          125
Best Buy Co., Inc. (a)                                       13,200          644
Expedia, Inc. (a)*                                              550           13
Macy's, Inc.                                                  2,400           66
Nordstrom, Inc.                                               3,600          140
The Gap, Inc. (a)                                            14,100          270
The TJX Cos., Inc. (a)                                       18,750          592
                                                                       ---------
                                                                           1,850

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.6%
--------------------------------------------------------------------------------
Atmel Corp. (a)*                                              2,740            9
Broadcom Corp., Class A (a)*                                 14,784          326
Credence Systems Corp. (a)*                                   8,725           11
Integrated Device Technology, Inc. (a)*                       1,440           11
Intel Corp. (a)                                              19,420          412
LSI Corp. (a)*                                               51,700          270
MEMC Electronic Materials, Inc. (a)*                         12,370          884
Novellus Systems, Inc. (a)*                                   1,100           26
Photronics, Inc. (a)*                                         2,795           34
Teradyne, Inc. (a)*                                           2,810           31
Zoran Corp. (a)*                                              3,030           36
                                                                       ---------
                                                                           2,050

SOFTWARE & SERVICES 3.4%
--------------------------------------------------------------------------------
Activision, Inc. (a)*                                        16,550          428
Adobe Systems, Inc. (a)*                                     14,750          515
Ariba, Inc. (a)*                                                875            9
BMC Software, Inc. (a)*                                       3,040           97
Cadence Design Systems, Inc. (a)*                             2,490           25

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued


                                                           NUMBER OF    VALUE
SECURITY                                                     SHARES  ($ X 1,000)
Convergys Corp. (a)*                                          1,420           22
CSG Systems International, Inc. (a)*                          2,485           32
Electronic Data Systems Corp. (a)                            12,130          244
Global Payments, Inc. (a)                                       420           16
Google, Inc., Class A (a)*                                    1,721          971
Hewitt Associates, Inc., Class A (a)*                           900           33
McAfee, Inc. (a)*                                               730           25
Microsoft Corp. (a)                                          25,050          817
Novell, Inc. (a)*                                             9,950           63
Oracle Corp. (a)*                                            30,550          628
SPSS, Inc. (a)*                                                 315           10
Sybase, Inc. (a)*                                             3,905          110
Sykes Enterprises, Inc. (a)*                                    640           10
Symantec Corp. (a)*                                           4,630           83
Synopsys, Inc. (a)*                                           4,175           92
Total System Services, Inc. (a)                                 930           22
Vignette Corp. (a)*                                           1,340           19
                                                                       ---------
                                                                           4,271

TECHNOLOGY HARDWARE & EQUIPMENT 4.7%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. (a)*                               225            3
Apple, Inc. (a)*                                              5,665          767
Cisco Systems, Inc. (a)*                                      2,650           65
Corning, Inc. (a)                                            31,400          756
Dell, Inc. (a)*                                              10,400          208
Dolby Laboratories, Inc., Class A (a)*                        1,965           85
Emulex Corp. (a)*                                             3,120           49
Hewlett-Packard Co. (a)                                      25,950        1,135
Hutchinson Technology, Inc. (a)*                                650           10
International Business Machines Corp. (a)                    12,260        1,316
Methode Electronics, Inc. (a)                                 2,420           29
Mettler-Toledo International, Inc. (a)*                         150           15
Motorola, Inc. (a)                                           22,900          264
NCR Corp. (a)*                                               15,665          337
Sun Microsystems, Inc. (a)*                                   4,120           72
Tech Data Corp. (a)*                                          1,650           57
Teradata Corp. (a)*                                          12,320          293
Tyco Electronics Ltd. (a)                                     8,575          290
Vishay Intertechnology, Inc. (a)*                             2,395           25
Xerox Corp. (a)                                               2,370           37
                                                                       ---------
                                                                           5,813

TELECOMMUNICATION SERVICES 2.0%
--------------------------------------------------------------------------------
America Movil SAB de C.V., Series L ADR (a)                  11,070          663
AT&T, Inc. (a)                                               25,250          972
CenturyTel, Inc. (a)                                            860           32
Citizens Communications Co. (a)                               8,455           97
Qwest Communications International, Inc. (a)                103,320          608
Syniverse Holdings, Inc. (a)*                                   580            9
Telephone & Data Systems, Inc. (a)                              290           15
USA Mobility, Inc. (a)*                                         100            1
Verizon Communications, Inc. (a)                              1,420           55
                                                                       ---------
                                                                           2,452

TRANSPORTATION 0.4%
--------------------------------------------------------------------------------
Con-way, Inc. (a)                                             1,285           63
Continental Airlines, Inc., Class B (a)*                      2,945           80
CSX Corp. (a)                                                 6,900          334
                                                                       ---------
                                                                             477

UTILITIES 0.9%
--------------------------------------------------------------------------------
Ameren Corp. (a)                                              4,300          192
American Electric Power Co., Inc. (a)                        10,400          445
Edison International (a)                                      2,200          115
FirstEnergy Corp. (a)                                           930           66
Northwest Natural Gas Co. (a)                                   100            5
ONEOK, Inc. (a)                                               2,590          122
PG&E Corp. (a)                                                  220            9
Public Service Enterprise Group, Inc. (a)                     1,060          102
The AES Corp. (a)*                                              680           13
                                                                       ---------
                                                                           1,069
                                                                       ---------
TOTAL COMMON STOCK
(COST $53,406)                                                            58,543
                                                                       ---------

FOREIGN COMMON STOCK 16.7% OF NET ASSETS

CANADA 0.1%
--------------------------------------------------------------------------------

TRANSPORTATION  0.1%
Canadian National Railway Co.                                 1,700           86

FRANCE 1.7%
--------------------------------------------------------------------------------

BANKS 0.5%
BNP Paribas                                                   6,500          645

CONSUMER DURABLES & APPAREL 0.2%
LVMH Moet Hennessy Louis Vuitton S.A.                         2,500          256

MEDIA 1.0%
Publicis Groupe                                              17,400          630
Societe Television Francaise 1                               22,700          575
                                                                       ---------
                                                                           1,205
                                                                       ---------
                                                                           2,106

GERMANY 1.6%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.8%
Daimler AG - Reg'd                                            5,000          391
Bayerische Motoren Werke AG                                  10,500          577
                                                                       ---------
                                                                             968

INSURANCE 0.4%
Allianz SE - Reg'd                                            1,900          339
Hannover Rueckversicherung AG - Reg'd                         4,900          219
                                                                       ---------
                                                                             558

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued


                                                           NUMBER OF    VALUE
SECURITY                                                     SHARES  ($ X 1,000)
SOFTWARE & SERVICES 0.4%
SAP AG                                                        9,700          465
                                                                       ---------
                                                                           1,991

HONG KONG 0.1%
--------------------------------------------------------------------------------

RETAILING 0.1%
Giordano International Ltd.                                 200,000           80

IRELAND 0.6%
--------------------------------------------------------------------------------

BANKS 0.6%
Bank of Ireland                                              20,700          304
Bank of Ireland                                              29,400          431
                                                                       ---------
                                                                             735

ITALY 0.2%
--------------------------------------------------------------------------------

CONSUMER DURABLES & APPAREL 0.2%
Luxottica Group S.p.A.                                        8,100          229

JAPAN 2.3%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.4%
Honda Motor Co., Ltd.                                        14,100          436

DIVERSIFIED FINANCIALS 0.9%
Nomura Holdings, Inc.                                        39,000          570
Daiwa Securities Group, Inc.                                 59,700          535
                                                                       ---------
                                                                           1,105

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.5%
Rohm Co., Ltd.                                                9,000          668

TECHNOLOGY HARDWARE & EQUIPMENT 0.5%
Canon, Inc.                                                   3,100          132
OMRON Corp.                                                  25,900          540
                                                                       ---------
                                                                             672
                                                                       ---------
                                                                           2,881

LUXEMBOURG 0.3%
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 0.3%
Millicom International Cellular S.A. (a)*                     3,866          410

MEXICO 0.2%
--------------------------------------------------------------------------------

MEDIA 0.2%
Grupo Televisa S.A. ADR (a)                                  15,700          350

NETHERLANDS 0.2%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.0%
Koninklijke (Royal) Philips Electronics N.V.                    700           28

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
ASML Holding N.V. *                                           8,377          221
                                                                       ---------
                                                                             249

REPUBLIC OF KOREA 0.6%
--------------------------------------------------------------------------------

BANKS 0.1%
Kookmin Bank                                                  2,160          142

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.5%
Samsung Electronics Co., Ltd.                                 1,050          669
                                                                       ---------
                                                                             811

SINGAPORE 0.3%
--------------------------------------------------------------------------------

TECHNOLOGY HARDWARE & EQUIPMENT 0.3%
Flextronics International Ltd. (a)*                          32,228          377

SPAIN 0.4%
--------------------------------------------------------------------------------

MEDIA 0.4%
Gestevision Telecinco S.A.                                   22,500          486

SWITZERLAND 3.1%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.2%
Geberit AG - Reg'd                                            1,600          223

COMMERCIAL SERVICES & SUPPLIES 0.5%
Adecco S.A. - Reg'd                                          11,400          598

CONSUMER DURABLES & APPAREL 0.4%
Compagnie Financiere Richemont S.A., Series A                 7,000          400
Swatch Group AG                                                 500          135
                                                                       ---------
                                                                             535

DIVERSIFIED FINANCIALS 1.4%
Credit Suisse Group - Reg'd                                  18,000        1,025
UBS AG - Reg'd                                               17,400          723
                                                                       ---------
                                                                           1,748

PHARMACEUTICALS & BIOTECHNOLOGY 0.6%
Novartis AG - Reg'd                                          14,900          755
                                                                       ---------
                                                                           3,859

TAIWAN 0.1%
--------------------------------------------------------------------------------

BANKS 0.1%
Chinatrust Financial Holding Co., Ltd. *                    134,000          108

UNITED KINGDOM 4.9%
--------------------------------------------------------------------------------

BANKS 1.3%
HSBC Holdings plc                                            30,200          453
Barclays plc                                                 67,300          635
Lloyds TSB Group plc                                         62,500          546
                                                                       ---------
                                                                           1,634

COMMERCIAL SERVICES & SUPPLIES 0.8%
G4S plc                                                      87,400          385
Experian Group Ltd.                                          72,300          640
                                                                       ---------
                                                                           1,025

DIVERSIFIED FINANCIALS 0.3%
Schroders plc                                                15,300          333

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued


                                                         NUMBER OF      VALUE
SECURITY                                                   SHARES    ($ X 1,000)
FOOD, BEVERAGE & TOBACCO 0.6%
Diageo plc                                                 17,200            347
Cadbury Schweppes plc                                      35,600            394
                                                                       ---------
                                                                             741

MEDIA 0.7%
British Sky Broadcasting Group plc                         36,300            399
Johnston Press Group plc                                   54,000            267
Trinity Mirror plc                                         40,200            264
                                                                       ---------
                                                                             930

PHARMACEUTICALS & BIOTECHNOLOGY 0.7%
GlaxoSmithKline plc                                        35,300            837

RETAILING 0.5%
Signet Group plc                                          450,200            590
                                                                       ---------
                                                                           6,090
                                                                       ---------
TOTAL FOREIGN COMMON STOCK
(COST $23,265)                                                            20,848
                                                                       ---------

SECURITY                                               FACE AMOUNT      VALUE
         RATE, MATURITY DATE                           ($ X 1,000)   ($ X 1,000)
U.S. GOVERNMENT SECURITIES 11.4% OF NET ASSETS

U.S. TREASURY BOND
  5.38%, 02/15/31                                             300            344
  8.13%, 08/15/19 (a)                                         600            831
  6.88%, 08/15/25                                           1,000          1,316
  4.75%, 02/15/37 (a)                                         100            106
  5.00%, 05/15/37                                           3,100          3,434
U.S. TREASURY INFLATION PROTECTED SECURITY
  1.75%, 01/15/28                                             501            506
  2.38%, 04/15/11                                             530            562
  2.50%, 07/15/16 (a)                                         416            461
  2.38%, 01/15/25 (a)                                         223            246
  2.00%, 01/15/26 (a)                                         318            333
U.S. TREASURY NOTE
  3.63%, 05/13/15                                             700            726
  3.75%, 05/15/08 (a)                                         400            402
  5.13%, 06/30/11 (a)                                         100            109
  4.25%, 09/30/12                                             700            745
  5.13%, 05/15/16                                             300            334
  4.25%, 11/15/17                                           3,500          3,677
                                                                       ---------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $13,755)                                                            14,132
                                                                       ---------
FOREIGN GOVERNMENT SECURITIES 1.4% OF NET ASSETS

Bundesrepublik Deutschland
  6.25%, 01/04/30                                             200            371
Federative Republic of Brazil
  12.50%, 01/05/22                                            500            311
France Government Bond OAT
  5.75%, 10/25/32                                             200            351
Government of United Kingdom
  4.25%, 03/07/11                                             200            397
Panama Government International Bond
  6.70%, 01/26/36 (a)                                         326            331
                                                                       ---------
TOTAL FOREIGN GOVERNMENT
SECURITIES
(COST $1,610)                                                              1,761
                                                                       ---------
CORPORATE BONDS 7.1% OF NET ASSETS

FIXED-RATE OBLIGATIONS 4.8%
--------------------------------------------------------------------------------
Alcoa, Inc.
  5.55%, 02/01/17 (a)                                         400            390
American International Group, Inc.
  5.85%, 01/16/18 (a)                                         400            402
Barclays Bank PLC
  6.05%, 12/04/17  (a)(c)                                   1,200          1,239
Bear Stearns Cos., Inc.
  7.25%, 02/01/18                                             400            401
DaimlerChrysler NA Holding Corp.
  5.75%, 09/08/11 (a)                                         100            104
Edison Mission Energy
  7.00%, 05/15/17 (a)                                         100             98
El Paso Corp.
  7.80%, 08/01/31 (a)                                         100            100
Ford Motor Credit Co., LLC
  7.00%, 10/01/13 (a)                                         200            168
General Electric Capital Corp.
  5.88%, 01/14/38 (a)                                         500            490
General Motors Acceptance Corp.
  8.00%, 11/01/31 (a)                                          200           166
HCA, Inc.
  9.25%, 11/16/14 (a)                                          200           210
Lehman Brothers Holdings, Inc.
  5.63%, 01/24/13 (a)                                          700           710
Marks & Spencer PLC
  6.25%, 12/01/17  (a)(c)                                      500           502
Morgan Stanley
  5.75%, 10/18/16 (a)                                          400           400
UBS AG
  5.88%, 12/20/17 (a)                                          500           526
Verizon Communications, Inc.
  5.55%, 02/15/16 (a)                                          100           102
                                                                       ---------
                                                                           6,008

VARIABLE-RATE OBLIGATIONS 2.3%
--------------------------------------------------------------------------------
Amgen, Inc.
  5.13%, 02/28/08 (a)(b)(c)                                    900           900
BellSouth Corp.
  4.97%, 02/15/08 (a)(b)                                       200           200
ConocoPhillips Australia Funding Co.
  4.64%, 04/09/08 (a)(b)                                       456           454
General Electric Capital Corp
  6.50%, 03/15/08 (b)(c)                                       300           584

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                                FACE AMOUNT     VALUE
         RATE, MATURITY DATE                            ($ X 1,000)  ($ X 1,000)
SLM Corp.
  3.94%, 02/20/08 (a)(b)(c)                                    500           497
Transocean, Inc.
  5.34%, 03/05/08 (a)(b)                                       200           199
                                                                       ---------
                                                                           2,834
                                                                       ---------
TOTAL CORPORATE BONDS
(COST $8,793)                                                              8,842
                                                                       ---------

MUNICIPAL BONDS 0.5% OF NET ASSETS

REVENUE BONDS 0.5%
--------------------------------------------------------------------------------
Buckeye Tobacco Settlement
  Financing Authority
  5.75%, 06/01/34 (a)                                          100            96
Tobacco Settlement Financing Corp. of
  Rhode Island
  Revenue Bond, Series 2002A
  6.25%, 06/01/42 (a)                                          500           502
                                                                       ---------
TOTAL MUNICIPAL BONDS
(COST $559)                                                                  598
                                                                       ---------

ASSET-BACKED OBLIGATIONS 0.2% OF NET ASSETS

Bear Stearns Second Lien Trust
  Tr 2007 Sv1 Cl A 1
  3.60%, 02/25/08 (a)(b)(c)                                    233           188
                                                                       ---------
TOTAL ASSET-BACKED OBLIGATIONS
(COST $188)                                                                  188
                                                                       ---------

MORTGAGE-BACKED SECURITIES 53.9% OF NET ASSETS

COLLATERALIZED MORTGAGE OBLIGATIONS 0.2%
--------------------------------------------------------------------------------

VARIABLE-RATE OBLIGATIONS 0.2%
--------------------------------------------------------------------------------
Freddie Mac Structured Series
  T-61 Class 1A1
  4.00%, 02/01/08 (a)(b)                                       313           316

U.S. GOVERNMENT AGENCY MORTGAGES 53.6%
--------------------------------------------------------------------------------
FANNIE MAE
  6.00%, 04/01/16 (a)                                           19            20
  6.00%, 03/01/18 (a)                                           14            14
  4.00%, 07/01/18 (a)                                          664           656
  4.00%, 11/01/18 (a)                                          681           673
  4.00%, 01/01/19 (a)                                           14            13
  4.00%, 04/01/19 (a)                                           15            14
  4.00%, 06/01/19 (a)                                          227           224
  4.00%, 02/01/20 (a)                                          385           379
  4.00%, 03/01/20 (a)                                          139           138
  6.50%, 02/01/31 (a)                                            4             4
  6.50%, 05/01/32 (a)                                            4             5
  4.50%, 08/01/33 (a)                                          202           196
  5.50%, 02/01/34 (a)                                          602           611
  5.50%, 04/01/34 (a)                                          259           263
  5.50%, 09/01/34 (a)                                        3,537         3,589
  5.50%, 11/01/34 (a)                                        2,044         2,074
  5.50%, 02/01/35 (a)                                        2,381         2,415
  5.50%, 04/01/35 (a)                                        1,539         1,560
  4.50%, 05/01/35 (a)                                          400           390
  5.50%, 05/01/35 (a)                                          549           557
  5.50%, 06/01/35 (a)                                           80            81
  4.50%, 09/01/35 (a)                                        1,756         1,708
  5.50%, 09/01/35 (a)                                          413           419
  4.50%, 10/01/35 (a)                                           87            85
  5.00%, 02/01/36 (a)                                          483           481
  6.00%, 07/01/36 (a)                                          165           169
  6.00%, 03/01/37 (a)                                          167           171
  6.50%, 03/01/37 (a)                                          992         1,030
FANNIE MAE TBA
  5.50%, 11/13/37                                            1,000           986
  5.50%, 02/12/38                                            6,950         7,042
  6.00%, 02/12/38                                           18,000        18,470
  6.00%, 03/12/38                                            6,700         6,864
  6.50%, 02/12/38                                            4,000         4,152
FREDDIE MAC
  6.00%, 09/01/22 (a)                                          139           143
GINNIE MAE
  5.00%, 04/15/35 (a)                                          273           275
  5.00%, 08/15/35 (a)                                          641           643
  5.50%, 12/15/36 (a)                                          161           164
  5.50%, 05/15/37 (a)                                        2,029         2,070
  6.00%, 06/15/37 (a)                                          948           980
  5.50%, 07/15/37 (a)                                          995         1,016
  5.50%, 08/15/37 (a)                                          891           908
  5.50%, 11/15/37 (a)                                          106           108
  5.50%, 12/15/37 (a)                                          779           794
GINNIE MAE TBA
  5.50%, 02/20/38                                            1,000         1,020
  6.00%, 02/20/38                                            3,000         3,098
                                                                       ---------
                                                                          66,672

VARIABLE-RATE OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
Fannie Mae
  6.95%, 02/01/08 (a)(b)                                         9            10
Freddie Mac
  4.37%, 02/01/08 (a)(b)                                       112           111
                                                                       ---------
                                                                             121
                                                                       ---------
TOTAL MORTGAGE-BACKED SECURITIES
(COST $66,576)                                                            67,109
                                                                       ---------

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
OF NET ASSETS

FIXED-RATE OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
Bank of America Mortgage Securities Series
  2004-2 Class 5A1
  6.50%, 10/25/31 (a)                                            60           61
Residential Funding Mortgage Security
  I Series-S9 Class A1
  6.50%, 03/25/32 (a)                                            35           36
                                                                       ---------
                                                                              97

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                               FACE AMOUNT      VALUE
         RATE, MATURITY DATE                           ($ X 1,000)   ($ X 1,000)
VARIABLE-RATE OBLIGATIONS 0.4%
--------------------------------------------------------------------------------
Bear Stearns Adjustable Rate Mortgage Trust
  Series 2002-11 Class 1A1
  5.61%, 02/01/08 (a)(b)                                       56             56
Bear Stearns Adjustable Rate Mortgage Trust
  Series 2005-4 Class 23A2
   5.37%, 02/01/08 (a)(b)                                      97             92
Washington Mutual
  Series 2003-R1 Class A1
  3.92%, 02/25/08 (a)(b)                                      373            357
                                                                       ---------
                                                                             505
                                                                       ---------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(COST $625)                                                                  602
                                                                       ---------

SHORT-TERM INVESTMENTS 3.0% OF NET ASSETS

REPURCHASE AGREEMENT 2.9%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp.
  dated 01/31/08, due 02/01/08 at
  2.58%, with a maturity value of
  $3,608 (fully collateralized by
  U.S. Government Agency Securities
  with a value of $3,693.)                                  3,608          3,608

U.S. TREASURY OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
U.S. Treasury Bill
  2.95%, 03/13/08 (a)                                          10             10
  2.94%, 03/13/08 (a)                                          15             15
  2.96%, 03/13/08 (a)                                         100            100
  2.91%, 03/13/08 (a)                                          10             10
                                                                       ---------
                                                                             135
                                                                       ---------
TOTAL SHORT-TERM INVESTMENTS
(COST $3,743)                                                              3,743
                                                                       ---------

                                                          NUMBER          VALUE
SECURITY                                                    OF             $ X
                                                          SHARES         (1,000)

OTHER INVESTMENT 0.0% OF NET ASSETS

iShares Lehman Aggregate Bond Fund                           100              10
                                                                       ---------
TOTAL OTHER INVESTMENTS
(COST $10)                                                                    10
                                                                       ---------

                                                       NOTIONAL
                                                        AMOUNT          VALUE
SECURITY                                              ($ X 1,000)    ($ X 1,000)

PURCHASED OPTIONS 1.0% OF NET ASSETS

CALL OPTIONS 0.9%
--------------------------------------------------------------------------------
3 Month LIBOR Swaption Call,
  Strike Price 3.75,
  Expires 12/30/08                                         2,000              30
3 Month LIBOR Swaption Call,
  Strike Price 4.18,
  Expires 04/20/09                                        19,800             262
3 Month LIBOR Swaption Call,
  Strike Price 4.50,
  Expires 12/19/08                                         1,000              26
3 Month LIBOR Swaption Call,
  Strike Price 4.50,
  Expires 12/19/08                                         1,000              26
3 Month LIBOR Swaption Call,
  Strike Price 4.55,
  Expires 09/19/08                                         5,300             155
3 Month LIBOR Swaption Call,
  Strike Price 4.75,
  Expires 09/09/09                                        14,700             362
3 Month LIBOR Swaption Call,
  Strike Price 4.75,
  Expires 09/26/08                                         2,000              65
3 Month LIBOR Swaption Call,
  Strike Price 4.75,
  Expires 09/26/08                                         2,000              65
3 Month LIBOR Swaption Call,
  Strike Price 4.75,
  Expires 12/15/08                                         2,600              80
90 Day Euro Dollar Futures, Strike
  Price 95.00,
  Expires 03/17/08                                             7              37
U.S. Treasury Bond Futures, Strike
  Price 139.00,
  Expires 02/22/08                                             8              --
U.S. Treasury Bond Futures, Strike
  Price 142.00,
  Expires 02/22/08                                            20              --
U.S. Treasury Note Futures, Strike
  Price 122.50,
  Expires 02/22/08                                             5              --
U.S. Treasury Note Futures, Strike
  Price 124.00,
  Expires 02/22/08                                            64               1
U.S. Treasury Note Futures, Strike
  Price 126.00,
  Expires 02/22/08                                            22              --
U.S. Treasury Note Futures, Strike
  Price 127.00,
  Expires 02/22/08                                            94               2
U.S. Treasury Note Futures, Strike
  Price 134.00,
  Expires 02/22/08                                            45               1
USD/JPY, Strike
  Price 104.65,
  Expires 03/31/10                                         1,100              41
USD/JPY, Strike
  Price 118.00,
  Expires 09/16/08                                         1,100               2
                                                                       ---------
                                                                           1,155

PUT OPTIONS 0.1%
--------------------------------------------------------------------------------
OTC Eput FN 5.0%,
  Strike Price 82.00, Expires
  02/05/08                                                 5,000              --
OTC Eput FN 6.0%,
  Strike Price 91.00, Expires
  04/07/08                                                 6,700              --

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NOTIONAL
                                                         AMOUNT         VALUE
SECURITY                                               ($ X 1,000)   ($ X 1,000)
OTC Eput FN 6.0%,
  Strike Price 91.00, Expires
  04/07/08                                                  7,000             --
OTC Eput FN 6.0%,
  Strike Price 92.00, Expires
  04/07/08                                                 11,000              1
OTC Eput FN 6.5%,
  Strike Price 95.00, Expires
  04/07/08                                                 10,000              1
OTC Eput GN 6.0%,
  Strike Price 91.00, Expires
  04/14/08                                                    900             --
USD/JPY, Strike
  Price 104.65,
  Expires 03/31/10                                          1,000             68
                                                                       ---------
                                                                              70
                                                                       ---------
TOTAL PURCHASED OPTIONS
(COST $535)                                                                1,225
                                                                       ---------

END OF INVESTMENTS.

(All dollar amounts are x 1,000.)
At 01/31/08 the tax basis cost of the fund's investments was $173,793, and the unrealized appreciation and depreciation were $10,565 and ($6,757), respectively, with a net appreciation of $3,808.

As of 01/31/08, the prices of certain foreign securities held by the fund aggregating $19,637 were adjusted from their closing market prices following the guidelines adopted by the fund's Board of Trustees.

*      Non-income producing security.
(a) All or a portion of this security is held as collateral for futures contract, short sales, swap agreements, delayed-delivery security and options written.
(b)    Variable-rate security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,910 or 3.1% of net assets.
ADR -- American Depositary Receipt

SECURITY                                               FACE AMOUNT      VALUE
         RATE, MATURITY DATE                           ($ X 1,000)   ($ X 1,000)
SHORT SALES 9.5% OF NET ASSETS

U.S. GOVERNMENT AGENCY MORTGAGES 7.4%
--------------------------------------------------------------------------------
Fannie Mae TBA
  5.50%, 03/12/38                                           1,150          1,164
Fannie Mae TBA
  5.50%, 11/13/37                                           1,000            986
Fannie Mae TBA
  5.50%, 02/12/38                                           7,000          7,093
                                                                       ---------
                                                                           9,243
U.S. GOVERNMENT AGENCY SECURITIES 1.5%
--------------------------------------------------------------------------------
U.S. Treasury Note
  3.63%, 05/15/13                                           1,400          1,452
U.S. Treasury Note
  4.13%, 05/15/15                                             400            420
                                                                       ---------
                                                                           1,872

U.S. TREASURY OBLIGATION 0.6%
--------------------------------------------------------------------------------
U.S. Treasury Bond
  5.38%, 02/15/31                                             600            688
                                                                       ---------
TOTAL SHORT SALES
(COST $11,741)                                                            11,803
                                                                       ---------
                                                         NOTIONAL
                                                          AMOUNT        VALUE
SECURITY                                               ($ X 1,000)   ($ X 1,000)
OPTIONS WRITTEN 0.7% OF NET ASSETS

CALL OPTIONS 0.7%
--------------------------------------------------------------------------------
3 Month LIBOR Swaption Call,
  Strike Price 4.44,
  Expires 04/20/09                                          6,400            199
3 Month LIBOR Swaption Call,
  Strike Price 4.95,
  Expires 09/26/08                                            900             50
3 Month LIBOR Swaption Call,
  Strike Price 4.95,
  Expires 09/30/08                                            900             51
3 Month LIBOR Swaption Call,
  Strike Price 5.00,
  Expires 12/15/08                                            800             46
3 Month LIBOR Swaption Call,
  Strike Price 5.00,
  Expires 12/19/08                                            300             17
3 Month LIBOR Swaption Call,
  Strike Price 5.00,
  Expires 12/19/08                                            300             17
3 Month LIBOR Swaption Call,
  Strike Price 5.05,
  Expires 09/19/08                                          1,700            106
3 Month LIBOR Swaption Call,
  Strike Price 5.15,
  Expires 09/08/09                                          4,900            276
3 Month LIBOR Swaption Call,
  Strike Price 5.22,
  Expires 12/31/08                                            300             20
3 Month LIBOR Swaption Call,
  Strike Price 5.22,
  Expires 12/31/08                                            300             20
                                                                       ---------
                                                                             802

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NOTIONAL
                                                          AMOUNT        VALUE
SECURITY                                               ($ X 1,000)   ($ X 1,000)
PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
USD/JPY, Strike Price 100.00,
  Expires 09/16/08                                             500             8
                                                                       ---------
TOTAL OPTIONS WRITTEN
(PREMIUMS $386)                                                              810
                                                                       ---------

END OF SHORT SALES AND OPTIONS WRITTEN.

In addition to the above, the fund held the following at 01/31/08. All numbers x 1000 except number of futures contracts.

                                                      NOTIONAL      UNREALIZED
                                                       AMOUNT     GAINS/(LOSSES)
                                                   (FOREIGN/USD)     (USD)
SWAP AGREEMENTS

INTEREST RATE SWAPS
--------------------------------------------------------------------------------

AUSTRALIAN DOLLARS
Receive fixed rate payments of 7.00%,
  Pay variable rate payments of 3 month BBS,
  expires 04/15/09, Pershing LLC                         2,200               (9)
Receive fixed rate payments of 7.00%,
  Pay variable rate payments of 3 month BBS,
  expires 06/16/09, Deutsche Bank
  Securities, Inc.                                         500                1
Receive fixed rate payments of 7.00%,
  Pay variable rate payments of 3 month BBS,
  expires 09/15/09, Citibank N.A.                        4,000              (12)
Receive fixed rate payments of 7.00%,
  Pay variable rate payments of 3 month BBS,
  expires 09/15/09, UBS, AG                              3,900              (12)
Receive fixed rate payments of 7.00%,
  Pay variable rate payments of 6 month BBS,
  expires 12/15/09, Morgan Stanley                       1,000               (4)
                                                                       ---------
                                                                            (36)

BRAZILIAN REAL
Receive fixed rate payments of 10.115%,
  Pay variable rate payments of 3 month BRCDI,
  expires 01/02/12, Morgan Stanley                       6,200             (187)
Receive fixed rate payments of 10.15%,
  Pay variable rate payments of 1 month BRCDI,
  expires 01/02/12, Goldman Sachs & Co.                  1,900              (78)
Receive fixed rate payments of 10.575%,
  Pay variable rate payments of 0 month BRCDI,
  expires 01/02/12, UBS,AG                               2,500              (62)
                                                                       ---------
                                                                           (327)

BRITISH POUNDS
Receive fixed rate payments of 5.00%,
  Pay variable rate payments of 6 month LIBOR,
  expires 6/15/09, HSBC                                    600                6
Receive fixed rate payments of 5.00%,
  Pay variable rate payments of 6 month LIBOR,
  expires 9/15/10, Barclays Bank plc                     1,000                3
Receive fixed rate payments of 5.00%,
  Pay variable rate payments of 6 month LIBOR,
  expires 9/15/10, Royal Bank of Scotland                  100                2
Receive fixed rate payments of 6.00%,
  Pay variable rate payments of 6 month LIBOR,
  expires 9/18/09, MS Security Services                  1,700               31
                                                                       ---------
                                                                             42

EUROPEAN EURO
Receive fixed rate payments of 4.00%,
  Pay variable rate payments of 6 month LIBOR,
  expires 6/15/13, Deutsche Bank Securities, Inc.          200                3
Receive fixed rate payments of 4.50%,
  Pay variable rate payments of 6 month LIBOR,
  expires 06/15/10, JP Morgan Chase & Co.                3,300               38
Receive fixed rate payments of 5.00%,
  Pay variable rate payments of 6 month EURIB,
  expires 03/19/18, JP Morgan Chase & Co.                1,100               --
Receive fixed rate payments of 5.00%,
  Pay variable rate payments of 6 month EURIB,
  expires 6/18/34, Deutsche Bank Securities, Inc.          300                1
                                                                    ------------
                                                                             42

JAPANESE YEN
Receive variable rate payments of 6 month LIBOR,
  Pay fixed rate payments of 2.00%,
  expires 06/20/17, UBS, AG                             20,000               (2)

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NOTIONAL      UNREALIZED
                                                       AMOUNT     GAINS/(LOSSES)
                                                   (FOREIGN/USD)      (USD)
Receive variable rate payments of 6 month LIBOR,
  Pay fixed rate payments of 2.00%,
  expires 06/20/17, Barclays Bank plc                   10,000               (1)
                                                                       ---------
                                                                             (3)

MEXICAN PESO
Receive fixed rate payments of 7.91%,
  Pay variable rate payments of 1 month TIIE,
  expires 05/14/09, Citibank N.A.                        9,000                2

U.S. DOLLARS  0.3%
Receive fixed rate payments of 4.00%,
  Pay variable rate payments of 3 month LIBOR,
  expires 06/18/13, JP Morgan Chase & Co.               10,200              354
Receive fixed rate payments of 4.00%,
  Pay variable rate payments of 3 month LIBOR,
  expires 06/18/13, Morgan Stanley                       2,600               87
Receive fixed rate payments of 4.00%,
  Pay variable rate payments of 3 month LIBOR,
  expires 12/17/10, Merrill Lynch                          600                8
Receive fixed rate payments of 5.00%,
  Pay variable rate payments of 3 month LIBOR,
  expires 06/18/18, Morgan Stanley                       2,800               26
Receive variable rate payments of 12 month LIBOR,
  Pay fixed rate payments of 4.50%,
  expires 01/23/09, Merrill Lynch                          500               30
Receive variable rate payments of 3 month LIBOR,
  Pay fixed rate payments of 4.00%,
  expires 06/18/10, JP Morgan Chase & Co.                6,400              (11)
Receive variable rate payments of 3 month LIBOR,
  Pay fixed rate payments of 4.00%,
  expires 06/18/10, Morgan Stanley                      10,500              (17)
Receive variable rate payments of 3 month LIBOR,
  Pay fixed rate payments of 5.00%,
  expires 06/18/23, Citibank, N.A.                       2,500               76
Receive variable rate payments of 3 month LIBOR,
  Pay fixed rate payments of 5.00%,
  expires 06/18/23, JP Morgan Chase & Co.                  100               (1)
Receive variable rate payments of 3 month LIBOR,
  Pay fixed rate payments of 5.00%,
  expires 06/18/23, Lehman Brothers, Inc.                  500               (6)
Receive variable rate payments of 3 month LIBOR,
  Pay fixed rate payments of 5.00%,
  expires 06/18/38, Deutsche Bank Securities, Inc.         600              (34)
Receive variable rate payments of 3 month LIBOR,
  Pay fixed rate payments of 5.00%,
  expires 06/18/38, JP Morgan Chase & Co.                1,700              (94)
Receive variable rate payments of 3 month LIBOR,
  Pay fixed rate payments of 6.00%,
  expires 12/15/24, UBS,AG                                 200              (12)
                                                                       ---------
                                                                            406
                                                                       ---------
NET REALIZED GAINS ON INTEREST RATE SWAPS                                   126
                                                                       ---------

CREDIT DEFAULT SWAPS - PURCHASED PROTECTION
--------------------------------------------------------------------------------

U.S. DOLLARS
Allstate Corp., 6.125% due
  02/15/12, Pay fixed rate
  payments of 0.26%,
  expires 12/20/08, Morgan Stanley                         100               --
AutoZone, Inc., 5.35% due
  10/15/12, Pay fixed rate
  payments of 0.635%,
  expires 06/20/17, JP
  Morgan Chase & Co.                                       100                2
AutoZone, Inc., 5.875% due
  10/15/12, Pay fixed rate
  payments of 0.35%,
  expires 12/20/08, UBS, AG                                200               --
Bear Stearns Cos., Inc., 7.25%, due
  02/01/18, Pay fixed rate
  payments of 2.18%,
  expires 03/20/18, Paribas Corp.                          200               (1)
Bear Stearns Cos., Inc., 7.25%, due
  02/01/18, Pay fixed rate
  payments of 2.20%,
  expires 03/20/18, Lehman Brothers, Inc.                  200               (1)
CDX HY-8, Pay fixed rate payments of
  2.75%, expires 06/20/12,
  Merrill Lynch                                          1,100               70
CDX HY-8, Pay fixed rate payments of
  2.75%, expires 06/20/12, UBS, AG                         300               14
CDX IG8, Pay fixed rate payments of
  0.35%, expires 06/20/12,
  Lehman Brothers, Inc.                                    300                7
CDX IG9, Pay fixed rate payments of
  0.80%, expires 12/20/17,
  Goldman Sachs & Co.                                    1,200               35

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NOTIONAL      UNREALIZED
                                                       AMOUNT     GAINS/(LOSSES)
                                                   (FOREIGN/USD)      (USD)
DaimlerChrysler NA Holding Corp.,
  5.75% due 09/08/11, Pay
  fixed rate payments of 0.58%,
  expires 09/20/11, Barlcays Bank plc                      100               --
DJ CDX, Pay fixed rate payments of
  0.1425%, expires 12/20/12,
  Morgan Stanley                                           300               20
DJ CDX, Pay fixed rate payments of
  0.1425%, expires 12/20/12,
  Morgan Stanley                                           700               47
DJ CDX, Pay fixed rate payments of
  0.65%, expires 12/20/16,
  Morgan Stanley                                           500               24
DJ CDX, Pay fixed rate payments of
  0.75%, expires 12/20/11,
  Barclays Bank plc                                        900               52
Eaton Corp., 5.75% due 07/15/12,
  Pay fixed rate payments of 0.28%,
  expires 12/20/08, Citibank N.A.                          100               --
Eli Lilly & Co., 6.00% due 03/15/12,
  Pay fixed rate payments of 0.16%,
  expires 12/20/08, Barclays Bank plc                      100               --
Emerson Electric Co., 4.625% due 10/15/12,
  Pay fixed rate payments of 0.21%,
  expires 12/20/08, Morgan Stanley                         100               --
FedEx Corp., 7.25 % due 02/15/11,
  Pay fixed rate payments of 0.29%,
  expires 12/20/08, Citibank N.A.                          100               --
Home Depot, Inc., 5.375% due 04/01/06,
  Pay fixed rate payments of 0.12%,
  expires 12/20/08, Lehman Brothers, Inc.                  100               --
Ingersoll-Rand Co. Ltd., 6.48% due 06/01/25,
  Pay fixed rate payments of 0.32%,
  expires 12/20/08, Merrill Lynch                          100               --
International Paper Co., 5.85% due 10/30/12,
  Pay fixed rate payments of 0.48%,
  expires 12/20/12, Barclays Bank plc                      500                8
Johnson & Johnson, Inc., 3.80% due 05/15/13,
  Pay fixed rate payments of 0.11%,
  expires 12/20/08, Lehman Brothers, Inc.                  100               --
Marks & Spencer plc, 6.25% due 12/01/17,
  Pay fixed rate payments of 0.95%,
  expires 12/20/17, JP Morgan Chase & Co.                  500               13
Masco Corp., 5.875% due 07/15/12,
  Pay fixed rate payments of 0.30%,
  expires 12/20/08, Lehman Brothers, Inc.                  100                2
People's Republic of China, 6.80% due 05/23/11,
  Pay fixed rate payments of 0.40%,
  expires 06/20/09, Lehman Brothers, Inc.                  200               --
RACEP 2006-3 D, 7.01% due 04/15/20,
  Pay fixed rate payments of 1.95%,
  expires 04/15/20, Merrill Lynch                          100               17
RACEP 2006-3 E, 9.61% due 04/15/20,
  Pay fixed rate payments of 4.03%,
  expires 04/15/20, Merrill Lynch                          100               18
RadioShack Corp., 7.375% due 05/15/11,
  Pay fixed rate payments of 0.35%,
  expires 12/20/08, Lehman Brothers, Inc.                  100                1
Republic of Hungary, 4.75% due 02/03/15,
  Pay fixed rate payments of 0.535%,
  expires 05/20/16, Morgan Stanley                         300                7
Republic of Hungary, 4.75% due 02/03/15,
  Pay fixed rate payments of 0.54%,
  expires 05/20/16, JPMorgan Chase & Co.                   100                2
Republic of Hungary, 4.75% due 02/03/15,
  Pay fixed rate payments of 0.545%,
  expires 05/20/16, Deutsche Bank Securities,
  Inc.                                                     200                4
SARA 2006-1A C, 6.84% due 12/15/19,
  Pay fixed rate payments of 1.88%,
  expires 12/15/19, Merrill Lynch                          100               18
SARA 2006-1A D, 8.81% due 12/15/19,
  Pay fixed rate payments of 3.78%,
  expires 12/15/19, Merrill Lynch                          100               14
Wal-Mart Stores, Inc., 3.375% due 10/01/08,
  Pay fixed rate payments of 0.14%,
  expires 12/20/08, Citibank N.A.                          200               --
Wal-Mart Stores, Inc., 5.75% due 12/19/30,
  Pay fixed rate payments of 0.1475%,
  expires 06/20/17, Morgan Stanley                         100                2
Whirpool Corp., 8.60% due 05/01/10,
  Pay fixed rate payments of 0.29%,
  expires 12/20/08, Lehman Brothers, Inc.                  100               --
XL Capital Ltd., 6.50% due 01/15/12,
  Pay fixed rate payments of 0.205%,
  expires 03/20/12, Barclays Bank plc                      100                9
                                                                       ---------
                                                                            384
                                                                       ---------

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NOTIONAL      UNREALIZED
                                                       AMOUNT     GAINS/(LOSSES)
                                                   (FOREIGN/USD)      (USD)
Credit Default Swaps - Sold Protection
--------------------------------------------------------------------------------
U.S. DOLLARS
AIG, 5.60% due 10/18/16,
  Receive fixed rate payments of 0.055%,
  expires 03/20/08, Lehman Brothers, Inc.                   600              (1)
DJ CDX, Receive fixed rate payment
  of 0.4575%,
  expires 12/20/15, Morgan Stanley                          200             (18)
DJ CDX, Receive fixed rate payment
  of 0.4625%, expires 12/20/15,
  Morgan Stanley                                            500             (47)
DJ CDX, Receive fixed rate payment
  of 2.105%, expires 06/20/12,
  Citibank N.A.                                           1,500             (92)
                                                                       ---------
                                                                           (158)
                                                                       ---------
NET REALIZED GAINS ON CREDIT DEFAULT SWAPS                                  226
                                                                       ---------
TOTAL UNREALIZED GAINS ON SWAP AGREEMENTS                                   352
                                                                       ---------
NET PREMIUM RECEIVED/PAID                                                  (533)
                                                                       ---------
SWAP AGREEMENTS, AT FAIR VALUE                                             (181)
                                                                       ---------

                                                 NUMBER               UNREALIZED
                                                   OF      CONTRACT     GAINS/
                                               CONTRACTS    VALUE       LOSSES
FUTURES CONTRACTS
--------------------------------------------------------------------------------

FUTURES CONTRACTS -- LONG
--------------------------------------------------------------------------------
10 Years, U.S. Treasury Note,
expires 03/19/08                                      36      4,202          17
90 Day Eurodollar,
expires 09/15/08                                      10      2,439          40
90 Day Eurodollar,
expires 12/14/09                                       8      1,935          27
90 Day Eurodollar,
expires 09/15/08                                       6      1,463          30
90 Day Eurodollar,
expires 09/14/09                                       9      2,180          32
90 Day Eurodollar,
expires 06/15/09                                      14      3,397          53
90 Day Eurodollar,
expires 12/15/08                                      78     19,000         370
90 Day LIBOR,
expires 03/19/08                                      21      4,937          18
90 Day LIF,
expires 03/20/08                                      13      3,056          11
90 Day LIF,
expires 09/18/08                                      27      6,389          36
90 Day LIF,
expires 12/18/08                                      20      4,740          35
UK Treasury Bond,
expires 03/27/08                                       1        220           1
EURIBOR,
expires 06/16/08                                       3      1,071          (3)
                                                                         -------
                                                                            667

FUTURES CONTRACTS -- SHORT
--------------------------------------------------------------------------------
2 Years, U.S. Treasury Note,
expires 03/31/08                                      13      2,776         (50)
30 Years, U.S. Treasury Bond,                         84     10,022        (147)
expires 03/19/08
5 Years, U.S. Treasury Note,
expires 03/31/08                                      188    21,244        (614)
90 Day Eurodollar,
expires 03/17/08                                        7     1,699         (10)
Euro Bond,
expires 03/06/08                                        6     1,041          (7)
LIBOR,
expires 06/18/08                                       42     9,912         (50)
                                                                       ---------
                                                                           (878)
                                                                       ---------
NET REALIZED LOSSES ON FUTURES                                             (211)
                                                                       ---------


                                     AMOUNT                AMOUNT
                                       OF                    OF
                       CURRENCY     CURRENCY  CURRENCY    CURRENCY
EXPIRATION              TO BE         TO BE    TO BE        TO BE         GAINS/
  DATE                 RECEIVED     RECEIVED DELIVERED    DELIVERED       LOSSES
--------------------------------------------------------------------------------
07/02/2008               BRL           1,010      USD           558          57
07/02/2008               USD             281      BRL           508          (2)
03/13/2008               CLP          17,000      USD            37           4
03/13/2008               USD              37      CLP        17,000          (4)
02/26/2008               USD             636      EUR           428          (5)
03/31/2008               USD           1,220      EUR           822         (56)
05/23/2008               USD             511      EUR           345          --
05/12/2008               INR           6,160      USD           155          (1)
02/07/2008               JPY          54,813      USD           516          22
02/07/2008               USD             301      JPY        32,032          (2)
03/13/2008               MXN             946      MXN            87           4
03/13/2008               USD              87      MXN           946          (1)
03/06/2008               USD           1,270      GBP           640          (3)
04/04/2008               USD           1,381      GBP           697          36
04/21/2008               USD           1,589      GBP           803          38
07/08/2008               USD             522      GBP           265          --
07/22/2008               USD             918      GBP           467          (5)
07/10/2008               RUB          11,167      USD           453           8
11/05/2008               RUB             276      USD            11          --
08/04/2008               KRW          34,988      USD            37           1
05/30/2008               USD              49      KRW        46,231           1
05/30/2008               KRW          10,559      USD            11          --
05/09/2008               USD             832      CHF           898         (32)
05/23/2008               USD             324      CHF           350          (6)
10/10/2008               CNY           6,424      USD           949          13

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                     AMOUNT                   AMOUNT
                                       OF                       OF
                       CURRENCY     CURRENCY    CURRENCY     CURRENCY
EXPIRATION              TO BE         TO BE      TO BE         TO BE      GAINS/
  DATE                 RECEIVED     RECEIVED   DELIVERED     DELIVERED    LOSSES
--------------------------------------------------------------------------------
10/10/2008                  USD          84        CNY            570        (1)
NET REALIZED GAINS ON FORWARD
FOREIGN CURRENCY CONTRACTS                                                   66
                                                                       ---------

SCHWAB CAPITAL TRUST
LAUDUS SMALL-CAP MARKETMASTERS FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 93.7%  COMMON STOCK                                   480,770          446,554
  2.3%  FOREIGN COMMON STOCK                            13,358           10,658
  4.4%  SHORT-TERM INVESTMENTS                          21,042           21,042
--------------------------------------------------------------------------------
100.4%  TOTAL INVESTMENTS                              515,170          478,254
(0.4)%  OTHER ASSETS AND
        LIABILITIES                                                      (1,786)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                      476,468

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 93.7% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.3%
--------------------------------------------------------------------------------
WABCO Holdings, Inc.                                      35,300           1,422

BANKS 1.8%
--------------------------------------------------------------------------------
Boston Private Financial Holdings, Inc.                  134,795           3,078
New York Community Bancorp, Inc.                          98,163           1,821
People's United Financial, Inc.                          224,226           3,787
                                                                     -----------
                                                                           8,686
CAPITAL GOODS 8.1%
--------------------------------------------------------------------------------
Alliant Techsystems, Inc. *                               25,795           2,730
Astec Industries, Inc. *                                  71,000           2,192
Axsys Technologies, Inc. *                                71,600           2,711
Baldor Electric Co.                                      179,490           5,435
Bucyrus International, Inc.,
  Class A                                                 20,000           1,854
CAE, Inc.                                                338,070           3,807
Dover Corp.                                                6,900             279
EnerSys *                                                 73,100           1,684
General Cable Corp. *                                     25,810           1,497
HEICO Corp.                                               97,900           4,358
Hexcel Corp. *                                            79,200           1,729
Joy Global, Inc.                                          35,400           2,232
SPX Corp.                                                 30,760           3,094
Teleflex, Inc.                                            87,430           5,169
                                                                     -----------
                                                                          38,771
COMMERCIAL SERVICES & SUPPLIES 3.6%
--------------------------------------------------------------------------------
ABM Industries, Inc.                                      67,500           1,399
Acco Brands Corp. *                                      144,505           1,958
Cornell Cos., Inc. *                                      73,930           1,479
FTI Consulting, Inc. *                                    60,280           3,334
GeoEye, Inc. *                                            48,200           1,685
Steelcase, Inc., Class A                                 172,226           2,640
The Geo Group, Inc. *                                     84,020           2,010
Watson Wyatt Worldwide, Inc., Class A                     57,075           2,805
                                                                     -----------
                                                                          17,310
CONSUMER DURABLES & APPAREL 1.4%
--------------------------------------------------------------------------------
Carter's, Inc. *                                         120,510           2,219
Columbia Sportswear Co.                                   31,000           1,353
Lennar Corp., Class A                                     49,600           1,022
Snap-on, Inc.                                             21,915           1,076
Toll Brothers, Inc. *                                     34,100             794
                                                                     -----------
                                                                           6,464
CONSUMER SERVICES 6.0%
--------------------------------------------------------------------------------
Ambassadors Group, Inc.                                   36,000             666
American Public Education, Inc. *                         31,800           1,253
Bally Technologies, Inc. *                                60,100           2,863
Bob Evans Farms, Inc.                                    102,275           3,042
Capella Education Co. *                                   50,100           3,160
Corinthian Colleges, Inc. *                              250,095           2,113
Regis Corp.                                               78,606           1,991
Service Corp. International                              353,000           4,247
Strayer Education, Inc.                                   17,650           3,046
The Cheesecake Factory, Inc. *                           111,000           2,426
Vail Resorts, Inc. *                                      36,715           1,738
WMS Industries, Inc. *                                    57,060           2,134
                                                                     -----------
                                                                          28,679
DIVERSIFIED FINANCIALS 6.7%
--------------------------------------------------------------------------------
Affiliated Managers Group, Inc. *                         16,000           1,573
Calamos Asset Management, Inc., Class A                  117,695           2,568
E*TRADE Financial Corp. *                                310,900           1,545
EZCORP, Inc., Class A *                                   62,000             818
Federated Investors, Inc., Class B                        76,000           3,235
GAMCO Investors, Inc., Class A (b)                        42,786           2,538
GFI Group, Inc. *                                         32,250           2,845
KBW, Inc. *                                               93,070           2,765
Knight Capital Group, Inc., Class A *                    409,165           6,854
Moody's Corp.                                             48,600           1,701
Raymond James Financial, Inc.                             86,520           2,430
The First Marblehead Corp.                                89,860           1,477
Waddell & Reed Financial, Inc.,
  Class A                                                 46,200           1,533
                                                                     -----------
                                                                          31,882
ENERGY 6.9%
--------------------------------------------------------------------------------
Alpha Natural Resources, Inc. *                          119,854           4,010
Arena Resources, Inc. *                                   84,960           3,022
Cameron International Corp. *                              7,600             306
CARBO Ceramics, Inc.                                     132,500           4,551
Carrizo Oil & Gas, Inc. *                                 40,175           1,956
CONSOL Energy, Inc.                                        9,500             693
Helmerich & Payne, Inc.                                   61,788           2,423
Hornbeck Offshore Services, Inc. *                        45,800           1,772
Massey Energy Co.                                         41,400           1,539

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Murphy Oil Corp.                                           4,050             298
Oceaneering International, Inc. *                         25,000           1,439
TETRA Technologies, Inc. *                               238,500           3,733
Weatherford International Ltd. *                           2,600             161
Whiting Petroleum Corp. *                                 58,908           3,166
Willbros Group, Inc. *                                   112,832           3,760
                                                                     -----------
                                                                          32,829
FOOD & STAPLES RETAILING 1.5%
--------------------------------------------------------------------------------
Performance Food Group Co. *                              93,245           2,949
United Natural Foods, Inc. *                              69,345           1,663
Whole Foods Market, Inc.                                  65,200           2,572
                                                                     -----------
                                                                           7,184
FOOD, BEVERAGE & TOBACCO 2.0%
--------------------------------------------------------------------------------
Chiquita Brands International, Inc. *                     94,300           1,761
Diamond Foods, Inc.                                       93,600           1,776
Sanderson Farms, Inc.                                     38,500           1,294
The Hain Celestial Group, Inc. *                         180,050           4,861
                                                                     -----------
                                                                           9,692
HEALTH CARE EQUIPMENT & SERVICES 11.5%
--------------------------------------------------------------------------------
AMN Healthcare Services, Inc. *                           77,070           1,204
Analogic Corp.                                           110,945           6,552
Beckman Coulter, Inc.                                     24,900           1,656
Bio-Reference Laboratories, Inc. *                        66,910           1,833
Centene Corp. *                                          113,500           2,717
Eclipsys Corp. *                                         132,500           3,411
Edwards Lifesciences Corp. *                              62,900           2,910
Greatbatch, Inc. *                                        64,000           1,445
HealthExtras, Inc. *                                      60,000           1,659
HEALTHSOUTH Corp. *                                       92,360           1,572
Healthways, Inc. *                                        12,800             721
Hillenbrand Industries, Inc.                              38,800           2,007
HMS Holdings Corp. *                                      75,400           2,383
Hospira, Inc. *                                           41,280           1,697
Omnicell, Inc. *                                          69,500           1,743
OraSure Technologies, Inc. (b)*                          341,450           2,701
Symmetry Medical, Inc. *                                  93,100           1,694
Thoratec Corp. *                                         285,000           4,560
VCA Antech, Inc. *                                        86,800           3,356
Wright Medical Group, Inc. *                             333,600           9,107
                                                                     -----------
                                                                          54,928
HOUSEHOLD & PERSONAL PRODUCTS 0.5%
--------------------------------------------------------------------------------
NBTY, Inc. *                                              56,545           1,369
Prestige Brands Holdings, Inc. *                         120,604             901
                                                                     -----------
                                                                           2,270
INSURANCE 1.0%
--------------------------------------------------------------------------------
Assurant, Inc.                                            24,110           1,564
ProAssurance Corp. *                                      51,220           2,955
                                                                     -----------
                                                                           4,519
MATERIALS 2.6%
--------------------------------------------------------------------------------
Calgon Carbon Corp. *                                    109,100           1,678
Commercial Metals Co.                                     32,300             916
Cytec Industries, Inc.                                    43,350           2,454
Glatfelter                                               288,000           4,164
International Flavors & Fragrances, Inc.                  55,600           2,369
Symyx Technologies, Inc. *                               156,500           1,027
                                                                     -----------
                                                                          12,608
MEDIA 0.3%
--------------------------------------------------------------------------------
Gray Television, Inc. (b)                                187,649           1,422

PHARMACEUTICALS & BIOTECHNOLOGY 6.6%
--------------------------------------------------------------------------------
ICON plc ADR *                                            42,400           2,658
Martek Biosciences Corp. *                               204,200           5,820
Myriad Genetics, Inc. *                                   35,700           1,535
Perrigo Co.                                              109,255           3,369
Salix Pharmaceuticals Ltd. *                             430,000           2,988
Techne Corp. *                                            30,300           1,970
The Medicines Co. *                                      219,000           3,749
Thermo Fisher Scientific, Inc. *                           9,800             505
United Therapeutics Corp. *                               63,900           5,366
Varian, Inc. *                                            32,438           1,760
Xenoport, Inc. *                                          24,800           1,522
                                                                     -----------
                                                                          31,242
REAL ESTATE 1.1%
--------------------------------------------------------------------------------
Lexington Realty Trust                                   177,860           2,659
Washington Real Estate Investment Trust                   85,213           2,681
                                                                     -----------
                                                                           5,340
RETAILING 2.5%
--------------------------------------------------------------------------------
1-800-FLOWERS.COM, Inc., Class A *                       274,500           2,144
Blue Nile, Inc. *                                         22,430           1,239
Coldwater Creek, Inc. *                                  257,600           1,656
GameStop Corp., Class A *                                 43,190           2,234
LKQ Corp. *                                               94,500           1,691
Macy's, Inc.                                              63,144           1,745
The Gap, Inc.                                              9,500             182
Tuesday Morning Corp.                                    153,500             927
                                                                     -----------
                                                                          11,818
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7.0%
--------------------------------------------------------------------------------
Atheros Communications *                                  58,900           1,608
Broadcom Corp., Class A *                                 45,600           1,007
Brooks Automation, Inc. *                                155,000           1,905
EMCORE Corp. *                                           445,000           6,083
Exar Corp. *                                             370,000           3,038
FEI Co. *                                                146,500           3,320
International Rectifier Corp. *                           46,020           1,281
KLA-Tencor Corp.                                          31,000           1,295
Kopin Corp. *                                            941,500           3,173
LSI Corp. *                                              385,200           2,011
Maxim Integrated Products, Inc.                           50,050             984
Silicon Image, Inc. *                                    435,000           1,923
Teradyne, Inc. *                                         115,000           1,261
Ultratech, Inc. *                                        291,500           2,769
Varian Semiconductor Equipment Associates, Inc. *         57,600           1,855
                                                                     -----------
                                                                          33,513
SOFTWARE & SERVICES 14.2%
--------------------------------------------------------------------------------
ANSYS, Inc. *                                             48,600           1,697

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Aspen Technology, Inc. *                                 334,000           4,693
Concur Technologies, Inc. *                               66,510           2,332
Double-Take Software, Inc. (b)*                          140,720           2,181
Epicor Software Corp. *                                  382,500           4,227
Equinix, Inc. *                                           58,900           4,449
FalconStor Software, Inc. *                              304,271           2,684
Gevity HR, Inc.                                          143,500           1,007
Interwoven, Inc. *                                       263,500           3,338
Limelight Networks, Inc. *                               254,985           1,787
Lionbridge Technologies, Inc. *                          501,500           1,645
ManTech International Corp., Class A *                    67,165           2,747
Mentor Graphics Corp. *                                  191,500           1,580
Nuance Communications, Inc. *                            137,070           2,178
Omniture, Inc. *                                          84,700           2,094
Parametric Technology Corp. *                            136,000           2,237
RealNetworks, Inc. *                                     208,500           1,216
RightNow Technologies, Inc. (b)*                         167,860           1,717
Safeguard Scientifics, Inc. (b)*                         822,404           1,579
Secure Computing Corp. *                                 290,500           2,600
Solera Holdings, Inc. *                                   86,500           1,971
SRA International, Inc., Class A *                        72,700           1,994
Take-Two Interactive Software, Inc. *                     74,425           1,224
Taleo Corp. *                                             56,900           1,202
The Ultimate Software Group, Inc. *                       65,520           1,772
THQ, Inc. *                                              116,200           2,093
TIBCO Software, Inc. *                                   624,940           4,650
Vignette Corp. *                                         195,000           2,744
Vocus, Inc. *                                             70,310           2,068
                                                                     -----------
                                                                          67,706
TECHNOLOGY HARDWARE & EQUIPMENT 5.6%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                            93,970           1,390
Avocent Corp. *                                          108,515           1,801
Diebold, Inc.                                             60,425           1,564
Electro Scientific Industries, Inc. *                    150,000           2,466
Emulex Corp. *                                            83,250           1,299
F5 Networks, Inc. *                                       52,695           1,240
FLIR Systems, Inc. *                                      80,780           2,446
GSI Group, Inc. *                                        375,000           3,446
L-1 Identity Solutions, Inc. *                           129,781           1,766
Packeteer, Inc. (b)*                                     373,513           1,852
Polycom, Inc. *                                           76,525           1,932
Powerwave Technologies, Inc. *                           480,500           1,826
SeaChange International, Inc. *                           67,335             473
Sun Microsystems, Inc. *                                  27,300             478
Vishay Intertechnology, Inc. *                           125,815           1,320
Zebra Technologies Corp., Class A *                       42,885           1,317
                                                                     -----------
                                                                          26,616
TELECOMMUNICATION SERVICES 1.2%
--------------------------------------------------------------------------------
SBA Communications Corp., Class A *                      190,760           5,648

TRANSPORTATION 1.3%
--------------------------------------------------------------------------------
ExpressJet Holdings, Inc. *                              246,000             674
Grupo Aeroportuario del Sureste S.A.B. de C.V.            37,200           2,015
Kirby Corp. *                                             55,330           2,544
Old Dominion Freight Line, Inc. *                         26,500             772
                                                                     -----------
                                                                           6,005
                                                                     -----------
TOTAL COMMON STOCK
(COST $480,770)                                                          446,554
                                                                     -----------

FOREIGN COMMON STOCK 2.3% OF NET ASSETS

BERMUDA 0.6%
--------------------------------------------------------------------------------

CONSUMER SERVICES 0.6%
Orient-Express Hotels Ltd.,
  Class A                                                 52,450           2,714

CANADA 0.3%
--------------------------------------------------------------------------------

FOOD, BEVERAGE & TOBACCO 0.3%
SunOpta, Inc. *                                          288,645           1,573

NETHERLANDS 0.4%
--------------------------------------------------------------------------------

ENERGY 0.4%
Core Laboratories N.V. *                                  16,400           1,848

SINGAPORE 0.5%
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.5%
Verigy Ltd. *                                            101,802           2,126

UNITED KINGDOM 0.5%
--------------------------------------------------------------------------------

INSURANCE 0.5%
Willis Group Holdings Ltd.                                68,003           2,397
                                                                     -----------
TOTAL FOREIGN COMMON STOCK
(COST $13,358)                                                            10,658
                                                                     -----------

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENTS 4.4% OF NET ASSETS

REPURCHASE AGREEMENT 4.4%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp.
  dated 01/31/08, due 02/01/08 at 2.58%, with a
     maturity value of $20,919 (fully
     collateralized by U.S. Government Agency
     Securities with a value of $21,349.)                 20,918          20,918
                                                                     -----------

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

U.S. TREASURY OBLIGATION 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   2.86%, 03/20/08 (a)                                       124             124
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $21,042)                                                            21,042
                                                                     -----------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 01/31/08, the tax basis cost of the fund's investments was $516,970, and the unrealized appreciation and depreciation were $23,262 and ($61,978), respectively, with a net depreciation of ($38,716).

  * Non-income producing security.

(a) All or a portion of this security is held as collateral for futures contracts.
(b) Illiquid security. At the period end, the value of these amounted to $13,990 or 2.9% of net assets.

ADR - American Depositary Receipt

In addition to the above, the fund held the following at 01/31/08. All numbers are x1,000 except number of futures contracts.


                                           NUMBER OF     CONTRACT     UNREALIZED
                                           CONTRACTS      VALUE         LOSSES
FUTURES CONTRACT

Russell 2000 Index, Long,
expires 03/19/08                                   5        1,788           (75)

SCHWAB CAPITAL TRUST
SCHWAB INTERNATIONAL INDEX FUND(R)

PORTFOLIO HOLDINGS As of January 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 99.5%  COMMON STOCK                                  1,098,948       1,850,220
  0.2%  PREFERRED STOCK                                   2,466           2,401
  0.8%  SHORT-TERM INVESTMENT                            15,407          15,407
--------------------------------------------------------------------------------
100.5%  TOTAL INVESTMENTS                             1,116,821       1,868,028
  4.7%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                               87,033          87,033
(5.2)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (95,854)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              1,859,207

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
COMMON STOCK 99.5% OF NET ASSETS

AUSTRALIA 5.0%
--------------------------------------------------------------------------------

BANKS 1.8%
Australia & New Zealand Banking Group Ltd. (a)          302,761            7,179
Commonwealth Bank of Australia (a)                      208,546            9,392
National Australia Bank Ltd. (a)                        262,211            8,278
St. George Bank Ltd.                                     91,790            2,326
Westpac Banking Corp. (a)                               298,794            6,968
                                                                     -----------
                                                                          34,143

COMMERCIAL SERVICES & SUPPLIES 0.1%
Brambles Ltd.                                           236,391            2,300

DIVERSIFIED FINANCIALS 0.1%
Macquarie Group Ltd.                                     41,564            2,421

ENERGY 0.2%
Woodside Petroleum Ltd. (a)                              70,492            2,979

FOOD & STAPLES RETAILING 0.4%
Wesfarmers Ltd.                                          59,508            1,922
Wesfarmers Ltd., Price Protected Shares *                26,408              849
Woolworths Ltd.                                         192,204            5,009
                                                                     -----------
                                                                           7,780

FOOD, BEVERAGE & TOBACCO 0.1%
Foster's Group Ltd. (a)                                 310,703            1,575

INSURANCE 0.4%
AMP Ltd. (a)                                            283,951            2,175
QBE Insurance Group Ltd.                                132,410            3,360
Suncorp-Metway Ltd. (a)                                 148,012            2,059
                                                                     -----------
                                                                           7,594

MATERIALS 1.4%
BHP Billiton Ltd. (a)                                   581,476           19,497
Newcrest Mining Ltd.                                     74,314            2,352
Rio Tinto Ltd.                                           44,243            4,991
                                                                     -----------
                                                                          26,840

PHARMACEUTICALS & BIOTECHNOLOGY 0.2%
CSL Ltd.                                                 90,137            2,822

REAL ESTATE 0.3%
Westfield Group                                         324,025            5,447
                                                                     -----------
                                                                          93,901

AUSTRIA 0.3%
--------------------------------------------------------------------------------

BANKS 0.1%
Erste Bank der oesterreichischen Sparkassen AG           33,336            1,813

ENERGY 0.1%
OMV AG                                                   25,065            1,808

TELECOMMUNICATION SERVICES 0.1%
Telekom Austria AG                                       54,842            1,545
                                                                     -----------
                                                                           5,166

BELGIUM 1.1%
--------------------------------------------------------------------------------

BANKS 0.4%
Dexia S.A.                                              129,799            3,151
KBC GROEP N.V.                                           34,679            4,428
                                                                     -----------
                                                                           7,579

DIVERSIFIED FINANCIALS 0.5%
Fortis NPV                                              358,772            8,024
Groupe Bruxelles Lambert S.A.                            13,694            1,592
                                                                     -----------
                                                                           9,616

FOOD, BEVERAGE & TOBACCO 0.2%
InBev N.V.                                               33,347            2,752
                                                                     -----------
                                                                          19,947

BERMUDA 0.1%
--------------------------------------------------------------------------------

RETAILING 0.1%
Esprit Holdings Ltd.                                    171,000            2,227

CANADA 7.8%
--------------------------------------------------------------------------------

BANKS 1.9%
Bank of Montreal                                         82,275            4,650
Bank of Nova Scotia                                     162,452            7,797
Canadian Imperial Bank of Commerce                       56,793            4,143
Royal Bank of Canada                                    208,629           10,525
The Toronto-Dominion Bank                               118,956            8,058
                                                                     -----------
                                                                          35,173

ENERGY 2.3%
Cameco Corp.                                             53,209            1,802
Canadian Natural Resources Ltd.                          88,025            5,629
Enbridge, Inc.                                           59,980            2,395

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
EnCana Corp.                                            132,106            8,709
Husky Energy, Inc.                                       40,993            1,698
Imperial Oil Ltd.                                        52,047            2,559
Nexen, Inc.                                              84,914            2,430
Petro-Canada                                             79,554            3,615
Suncor Energy, Inc.                                      76,474            7,190
Talisman Energy, Inc.                                   162,888            2,573
TransCanada Corp.                                        91,572            3,609
                                                                     -----------
                                                                          42,209

FOOD & STAPLES RETAILING 0.1%
Shoppers Drug Mart Corp.                                 34,748            1,699

INSURANCE 0.9%
Manulife Financial Corp.                                248,015            9,342
Power Corp. of Canada                                    48,677            1,726
Sun Life Financial, Inc.                                 97,223            4,808
                                                                     -----------
                                                                          15,876

MATERIALS 1.4%
Agrium, Inc.                                             25,529            1,646
Barrick Gold Corp.                                      137,399            7,090
Goldcorp, Inc.                                          107,739            4,007
Kinross Gold Corp. *                                     98,913            2,182
Potash Corp. of Saskatchewan, Inc.                       49,635            7,011
Teck Cominco Ltd., Class B                               67,862            2,216
Yamana Gold, Inc.                                       109,204            1,811
                                                                     -----------
                                                                          25,963

REAL ESTATE 0.1%
Brookfield Asset Management, Inc., Class A               76,135            2,454

TECHNOLOGY HARDWARE & EQUIPMENT 0.4%
Research In Motion Ltd. *                                78,948            7,396

TELECOMMUNICATION SERVICES 0.4%
BCE, Inc.                                               132,156            4,595
Rogers Communications, Inc., Class B                     88,703            3,391
                                                                     -----------
                                                                           7,986

TRANSPORTATION 0.3%
Canadian National Railway Co.                            86,466            4,376
Canadian Pacific Railway Ltd.                            25,153            1,679
                                                                     -----------
                                                                           6,055
                                                                     -----------
                                                                         144,811

DENMARK 0.6%
--------------------------------------------------------------------------------

BANKS 0.1%
Danske Bank A/S                                          76,837            2,761

CAPITAL GOODS 0.2%
Vestas Wind Systems A/S *                                30,401            2,953

PHARMACEUTICALS & BIOTECHNOLOGY 0.2%
Novo Nordisk A/S, Class B                                75,894            4,788

TRANSPORTATION 0.1%
AP Moller - Maersk A/S, Series B (a)                        159            1,575

                                                                          12,077

FINLAND 1.6%
--------------------------------------------------------------------------------

MATERIALS 0.2%
Stora Enso Oyj, Class R                                 103,510            1,439
UPM-Kymmene Oyj                                          83,482            1,583
                                                                     -----------
                                                                           3,022

TECHNOLOGY HARDWARE & EQUIPMENT 1.3%
Nokia Oyj                                               653,383           24,059

UTILITIES 0.1%
Fortum Oyj                                               68,798            2,789
                                                                     -----------
                                                                          29,870

FRANCE 10.8%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.4%
Compagnie Generale des Etablissements Michelin,
   Class B                                               23,759            2,293
PSA Peugeot Citroen                                      28,624            2,119
Renault S.A.                                             30,704            3,504
                                                                     -----------
                                                                           7,916

BANKS 1.5%
BNP Paribas                                             148,597           14,740
Credit Agricole S.A.                                    120,954            3,722
Societe Generale                                         76,537            9,614
                                                                     -----------
                                                                          28,076

CAPITAL GOODS 1.0%
Alstom                                                   16,016            3,234
Compagnie de Saint-Gobain                                58,875            4,607
Schneider Electric S.A.                                  38,335            4,435
Vallourec S.A.                                            5,738            1,153
Vinci S.A.                                               75,896            5,189
                                                                     -----------
                                                                          18,618

CONSUMER DURABLES & APPAREL 0.2%
LVMH Moet Hennessy Louis Vuitton S.A. (a)                40,824            4,192

CONSUMER SERVICES 0.2%
Accor S.A.                                               37,106            2,846

ENERGY 1.6%
Total S.A.                                              399,919           29,105

FOOD & STAPLES RETAILING 0.4%
Carrefour S.A.                                           96,720            6,811

FOOD, BEVERAGE & TOBACCO 0.6%
Groupe Danone                                            83,440            6,744
Pernod Ricard S.A.                                       36,514            3,884
                                                                     -----------
                                                                          10,628

HEALTH CARE EQUIPMENT & SERVICES 0.1%
Essilor International S.A. (a)                           32,662            1,893

HOUSEHOLD & PERSONAL PRODUCTS 0.3%
L'Oreal S.A.                                             40,437            4,988

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
INSURANCE 0.5%
Axa                                                     294,219           10,106

MATERIALS 0.5%
Air Liquide S.A. (a)                                     37,896            5,284
Lafarge S.A. (a)                                         27,323            4,318
                                                                     -----------
                                                                           9,602

MEDIA 0.5%
Lagardere S.C.A.                                         22,134            1,626
Vivendi                                                 181,776            7,325
                                                                     -----------
                                                                           8,951

PHARMACEUTICALS & BIOTECHNOLOGY 0.7%
Sanofi-Aventis                                          170,773           13,926

REAL ESTATE 0.2%
Unibail-Rodamco                                          12,110            2,874

RETAILING 0.1%
Prinault-Printemps-Redoute S.A.                          12,173            1,713

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Alcatel-Lucent (a)                                      358,710            2,238

TELECOMMUNICATION SERVICES 0.6%
Bouygues S.A.                                            42,577            3,283
France Telecom S.A.                                     249,875            8,812
                                                                     -----------
                                                                          12,095

UTILITIES 1.3%
Electricite de France (EDF)                              39,070            4,075
Gaz de France (GDF)                                      31,977            1,734
Suez S.A.                                               220,944           13,534
Veolia Environnement                                     59,976            4,933
                                                                     -----------
                                                                          24,276
                                                                     -----------
                                                                         200,854

GERMANY 8.9%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 1.3%
Bayerische Motoren Werke (BMW) AG                        54,349            2,984
Continental AG                                           22,867            2,374
Daimler AG - Reg'd                                      171,504           13,412
Volkswagen AG                                            25,393            5,751
                                                                     -----------
                                                                          24,521

BANKS 0.2%
Commerzbank AG                                          105,004            3,190

CAPITAL GOODS 1.2%
MAN AG                                                   19,617            2,418
Siemens AG - Reg'd                                      148,578           19,152
                                                                     -----------
                                                                          21,570

CONSUMER DURABLES & APPAREL 0.1%
Adidas AG                                                34,078            2,173

DIVERSIFIED FINANCIALS 0.8%
Deutsche Bank AG - Reg'd                                 85,135            9,583
Deutsche Boerse AG                                       33,200            5,809
                                                                     -----------
                                                                          15,392

HEALTH CARE EQUIPMENT & SERVICES 0.1%
Fresenius Medical Care AG & Co. KGaA                     30,500            1,569

INSURANCE 1.1%
Allianz SE-Reg'd                                         73,400           13,082
Muenchener Rueckversicherungs-Gesellschaft AG -
   Reg'd                                                 36,694            6,593
                                                                     -----------
                                                                          19,675

MATERIALS 1.4%
BASF AG                                                  81,412           10,603
Bayer AG                                                127,406           10,454
Linde AG                                                 19,486            2,543
ThyssenKrupp AG                                          66,828            3,267
                                                                     -----------
                                                                          26,867

SOFTWARE & SERVICES 0.4%
SAP AG                                                  146,240            7,019

TELECOMMUNICATION SERVICES 0.5%
Deutsche Telekom AG - Reg'd                             485,962            9,954

TRANSPORTATION 0.2%
Deutsche Post AG - Reg'd                                125,827            4,060

UTILITIES 1.6%
E.ON AG                                                 113,017           20,813
RWE AG                                                   74,676            9,167
                                                                     -----------
                                                                          29,980
                                                                     -----------
                                                                         165,970

GREECE 0.5%
--------------------------------------------------------------------------------

BANKS 0.4%
Alpha Bank A.E.                                          65,044            2,155
National Bank of Greece S.A.                             58,220            3,558
Piraeus Bank S.A.                                        55,440            1,782
                                                                     -----------
                                                                           7,495

TELECOMMUNICATION SERVICES 0.1%
Hellenic Telecommunications Organization S.A.
   (OTE)                                                 57,905            1,800
                                                                     -----------
                                                                           9,295

HONG KONG 1.3%
--------------------------------------------------------------------------------

BANKS 0.1%
Hang Seng Bank Ltd.                                     121,836            2,419

CAPITAL GOODS 0.2%
Hutchison Whampoa Ltd.                                  336,370            3,311

DIVERSIFIED FINANCIALS 0.2%
Hong Kong Exchanges & Clearing Ltd.                     185,018            3,858

REAL ESTATE 0.6%
Cheung Kong (Holdings) Ltd.                             244,628            3,967
Sun Hung Kai Properties Ltd.                            210,604            4,179

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Swire Pacific Ltd., Class A                             167,890            2,280
                                                                     -----------
                                                                          10,426

UTILITIES 0.2%
CLP Holdings Ltd.                                       270,080            2,149
Hong Kong & China Gas Co., Ltd.                         612,000            1,677
                                                                     -----------
                                                                           3,826
                                                                     -----------
                                                                          23,840

IRELAND 0.7%
--------------------------------------------------------------------------------

BANKS 0.4%
Allied Irish Banks plc                                  138,658            3,089
Anglo Irish Bank Corp., plc                             124,065            1,754
Bank of Ireland                                         155,007            2,272
                                                                     -----------
                                                                           7,115

MATERIALS 0.2%
CRH plc                                                  87,100            3,304

PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
Elan Corp. plc *                                         76,904            1,956
                                                                     -----------
                                                                          12,375

ITALY 3.9%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.1%
Fiat S.p.A.                                             103,597            2,433

BANKS 1.7%
Banco Popolare Scarl *                                  109,760            2,212
Intesa Sanpaolo S.p.A.                                1,516,907           10,796
UniCredito Italiano S.p.A.                            2,190,129           16,231
Unione di Banche Italiane S.C.p.A.                      102,112            2,553
                                                                     -----------
                                                                          31,792

ENERGY 0.7%
Eni S.p.A.                                              409,247           13,232

INSURANCE 0.5%
Assicurazioni Generali S.p.A.                           200,193            8,525

TELECOMMUNICATION SERVICES 0.4%
Telecom Italia  RNC S.p.A.                              963,731            2,213
Telecom Italia S.p.A. (a)                             1,808,111            5,492
                                                                     -----------
                                                                           7,705

TRANSPORTATION 0.1%
Atlantia S.p.A.                                          46,829            1,555

UTILITIES 0.4%
Enel S.p.A.                                             673,205            7,478
                                                                     -----------
                                                                          72,720

JAPAN 15.6%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 2.1%
Bridgestone Corp.                                        91,657            1,557
Denso Corp.                                              71,600            2,590
Honda Motor Co., Ltd.                                   251,039            7,763
Nissan Motors Co., Ltd.                                 337,196            3,149
Toyota Motor Corp.                                      451,003           24,418
                                                                     -----------
                                                                          39,477

BANKS 2.1%
Mitsubishi UFJ Financial Group, Inc.                  1,632,070           16,176
Mizuho Financial Group, Inc.                              1,821            8,550
Resona Holdings, Inc. (a)                                   948            1,526
Sumitomo Mitsui Financial Group, Inc.                     1,269           10,185
The Bank of Yokohama Ltd.                               214,000            1,402
The Sumitomo Trust & Banking Co., Ltd.                  253,950            1,635
                                                                     -----------
                                                                          39,474

CAPITAL GOODS 1.8%
Asahi Glass Co., Ltd.                                   143,000            1,799
Daikin Industries Ltd.                                   43,300            1,960
Fanuc Ltd.                                               32,300            2,867
Itochu Corp.                                            237,000            2,191
Komatsu Ltd.                                            140,609            3,428
Mitsubishi Corp.                                        227,000            6,015
Mitsubishi Electric Corp.                               303,000            2,788
Mitsubishi Heavy Industries Ltd.                        565,000            2,344
Mitsui & Co., Ltd.                                      254,000            5,174
Sumitomo Corp.                                          188,000            2,627
Sumitomo Electric Industries Ltd.                       124,000            1,832
                                                                     -----------
                                                                          33,025

COMMERCIAL SERVICES & SUPPLIES 0.2%
Dai Nippon Printing Co., Ltd.                            87,000            1,273
Secom Co., Ltd (a)                                       38,500            1,967
                                                                     -----------
                                                                           3,240

CONSUMER DURABLES & APPAREL 1.0%
Matsushita Electric Industrial Co., Ltd.                328,912            7,014
Nikon Corp.                                              55,000            1,529
Sharp Corp.                                             144,785            2,522
Sony Corp.                                              167,500            7,913
                                                                     -----------
                                                                          18,978

DIVERSIFIED FINANCIALS 0.5%
Daiwa Securities Group, Inc.                            202,045            1,811
Nomura Holdings, Inc.                                   311,000            4,545
ORIX Corp.                                               16,000            2,763
                                                                     -----------
                                                                           9,119

FOOD & STAPLES RETAILING 0.3%
Aeon Co., Ltd.                                          106,200            1,289
Seven & I Holdings Co., Ltd.                            133,203            3,300
                                                                     -----------
                                                                           4,589

FOOD, BEVERAGE & TOBACCO 0.3%
Japan Tobacco, Inc.                                         750            3,980
Kirin Brewery Co., Ltd. (a)                             136,000            2,181
                                                                     -----------
                                                                           6,161

HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Kao Corp. (a)                                            78,619            2,379

INSURANCE 0.5%
Millea Holdings, Inc.                                   129,500            4,934

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Mitsui Sumitomo Insurance Co., Ltd.                     211,875            2,196
T&D Holdings, Inc.                                       37,000            1,984
                                                                     -----------
                                                                           9,114

MATERIALS 1.0%
JFE Holdings, Inc.                                       91,000            4,245
Nippon Steel Corp.                                      969,000            5,890
Shin-Etsu Chemical Co., Ltd.                             58,280            3,083
Sumitomo Chemical Co., Ltd.                             229,000            1,632
Sumitomo Metal Industries, Ltd.                         658,000            3,146
                                                                     -----------
                                                                          17,996

PHARMACEUTICALS & BIOTECHNOLOGY 0.9%
Astellas Pharma, Inc.                                    79,370            3,443
Daiichi Sankyo Co., Ltd.                                105,500            3,166
Eisai Co., Ltd.                                          45,000            1,862
Takeda Pharmaceutical Co., Ltd.                         130,200            7,951
                                                                     -----------
                                                                          16,422

REAL ESTATE 0.5%
Mitsubishi Estate Co., Ltd.                             195,502            5,262
Mitsui Fudosan Co., Ltd.                                125,777            2,918
Sumitomo Realty & Development Co., Ltd.                  66,000            1,650
                                                                     -----------
                                                                           9,830

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
Tokyo Electron Ltd.                                      28,000            1,694

SOFTWARE & SERVICES 0.5%
Nintendo Co., Ltd.                                       18,239            9,223

TECHNOLOGY HARDWARE & EQUIPMENT 1.5%
Canon, Inc.                                             197,995            8,394
FUJIFILM Holdings Corp.                                  79,811            3,099
Fujitsu Ltd.                                            326,000            2,130
Hitachi Ltd.                                            487,079            3,649
Hoya Corp.                                               69,607            1,892
Kyocera Corp.                                            24,500            1,957
Murata Manufacturing Co., Ltd.                           32,574            1,626
Ricoh Co., Ltd.                                          94,000            1,480
Toshiba Corp.                                           471,178            3,220
                                                                     -----------
                                                                          27,447

TELECOMMUNICATION SERVICES 0.9%
KDDI Corp.                                                  519            3,549
Nippon Telegraph & Telephone Corp.                        1,405            6,687
NTT DoCoMo, Inc.                                          2,615            4,134
SOFTBANK Corp.                                          109,000            2,011
                                                                     -----------
                                                                          16,381

TRANSPORTATION 0.5%
Central Japan Railway Co.                                   272            2,520
East Japan Railway Co.                                      562            4,677
Mitsui O.S.K. Lines, Ltd.                               175,000            2,148
                                                                     -----------
                                                                           9,345

UTILITIES 0.8%
Chubu Electric Power Co., Inc.                          102,100            2,586
Kyushu Electric Power Co., Inc.                          58,493            1,479
The Kansai Electric Power Co., Inc.                     130,000            3,242
The Tokyo Electric Power Co., Inc.                      181,890            4,718
Tohoku Electric Power Co., Inc.                          66,800            1,573
Tokyo Gas Co., Ltd.                                     394,201            1,852
                                                                     -----------
                                                                          15,450
                                                                     -----------
                                                                         289,344

LUXEMBOURG 0.4%
--------------------------------------------------------------------------------

MATERIALS 0.4%
ArcelorMittal                                           131,278            8,599

NETHERLANDS 2.9%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.5%
European Aeronautic Defence & Space Co. (a)              61,252            1,562
Koninklijke (Royal) Philips Electronics N.V.            184,916            7,233
                                                                     -----------
                                                                           8,795

DIVERSIFIED FINANCIALS 0.6%
ING Groep N.V. CVA                                      360,281           11,739

FOOD & STAPLES RETAILING 0.1%
Koninklijke Ahold N.V. *                                222,779            2,919

FOOD, BEVERAGE & TOBACCO 0.6%
Heineken N.V.                                            43,960            2,472
Unilever N.V. CVA                                       264,523            8,626
                                                                     -----------
                                                                          11,098

INSURANCE 0.2%
Aegon N.V.                                              212,115            3,169

MATERIALS 0.2%
Akzo Nobel N.V.                                          48,600            3,595

MEDIA 0.1%
Reed Elsevier N.V.                                      115,121            2,106

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
ASML Holding N.V. *                                      55,254            1,458

TELECOMMUNICATION SERVICES 0.3%
Koninklijke (Royal) KPN N.V.                            339,449            6,161

TRANSPORTATION 0.2%
TNT N.V.                                                 79,757            2,957
                                                                     -----------
                                                                          53,997

NORWAY 0.6%
--------------------------------------------------------------------------------

BANKS 0.1%
DnB NOR A.S.A.                                          117,439            1,535

CAPITAL GOODS 0.1%
Orkla A.S.A.                                            136,763            1,810

ENERGY 0.3%
StatoilHydro A.S.A.                                     206,245            5,431

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
TELECOMMUNICATION SERVICES 0.1%
Telenor A.S.A. *                                        117,795            2,439
                                                                     -----------
                                                                          11,215

PORTUGAL 0.4%
--------------------------------------------------------------------------------

BANKS 0.1%
Banco Comercial Portugues S.A. - Reg'd (a)              622,781            1,948

TELECOMMUNICATION SERVICES 0.1%
Portugal Telecom SGPS S.A. - Reg'd                      186,107            2,397

UTILITIES 0.2%
EDP - Energias de Portugal S.A.                         391,312            2,497
                                                                     -----------
                                                                           6,842

SINGAPORE 0.6%
--------------------------------------------------------------------------------

BANKS 0.4%
DBS Group Holdings Ltd.                                 175,246            2,186
Oversea-Chinese Banking Corp., Ltd.                     437,552            2,331
United Overseas Bank Ltd.                               214,682            2,670
                                                                     -----------
                                                                           7,187

CAPITAL GOODS 0.1%
Keppel Corp., Ltd.                                      202,000            1,644

TELECOMMUNICATION SERVICES 0.1%
Singapore Telecommunications Ltd.                       926,196            2,412
                                                                     -----------
                                                                          11,243

SPAIN 4.9%
--------------------------------------------------------------------------------

BANKS 1.9%
Banco Bilbao Vizcaya Argentaria S.A.                    585,315           12,313
Banco de Sabadell S.A.                                  185,508            1,746
Banco Popular Espanol S.A.                              197,744            3,065
Banco Santander S.A.                                  1,035,917           18,219
                                                                     -----------
                                                                          35,343

CAPITAL GOODS 0.1%
ACS, Actividades de Construction y Servicios,
   S.A.                                                  37,491            1,971

ENERGY 0.3%
Compania Espanola de Petroleos, S.A. (CEPSA)             16,264            1,699
Repsol YPF S.A.                                         154,504            4,942
                                                                     -----------
                                                                           6,641

RETAILING 0.1%
Industria de Diseno Textil S.A.                          41,211            2,070

TELECOMMUNICATION SERVICES 1.3%
Telefonica S.A.                                         810,211           23,685

TRANSPORTATION 0.1%
Abertis Infraestructuras S.A.                            55,864            1,701


UTILITIES 1.1%
Gas Natural SDG S.A. *                                   52,017            2,871
Iberdrola S.A.                                          983,356           14,970
Union Fenosa S.A. *                                      31,463            2,104
                                                                     -----------
                                                                          19,945
                                                                     -----------
                                                                          91,356

SWEDEN 1.7%
--------------------------------------------------------------------------------

BANKS 0.6%
Nordea Bank AB                                          346,815            4,734
Skandinaviska Enskilda Banken AB (SEB), Class A          92,075            2,106
Svenska Handelsbanken AB, Class A                        82,642            2,331
Swedbank AB, Class A                                     64,379            1,672
                                                                     -----------
                                                                          10,843

CAPITAL GOODS 0.4%
Atlas Copco AB, Class A                                 107,348            1,539
Sandvik AB                                              179,447            2,601
Volvo AB, Class B                                       188,427            2,551
                                                                     -----------
                                                                           6,691

DIVERSIFIED FINANCIALS 0.1%
Investor AB, Class B                                     68,068            1,365

RETAILING 0.2%
Hennes & Mauritz AB, Class B                             82,506            4,472

TECHNOLOGY HARDWARE & EQUIPMENT 0.3%
Telefonaktiebolaget LM Ericsson, Class B              2,414,296            5,497

TELECOMMUNICATION SERVICES 0.1%
TeliaSonera AB                                          320,134            2,845
                                                                     -----------
                                                                          31,713

SWITZERLAND 7.4%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.5%
ABB Ltd. - Reg'd                                        375,699            9,397

CONSUMER DURABLES & APPAREL 0.3%
Compagnie Financiere Richemont S.A., Series A            85,683            4,902

DIVERSIFIED FINANCIALS 1.4%
Credit Suisse Group - Reg'd                             163,740            9,323
Julius Baer Holding AG - Reg'd                           36,647            2,574
UBS AG - Reg'd                                          342,352           14,223
                                                                     -----------
                                                                          26,120

FOOD, BEVERAGE & TOBACCO 1.6%
Nestle S.A. - Reg'd                                      65,630           29,382

INSURANCE 0.6%
Swiss Re - Reg'd                                         62,331            4,683
Zurich Financial Services AG - Reg'd                     24,047            6,886
                                                                     -----------
                                                                          11,569

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
MATERIALS 0.4%
Holcim Ltd. - Reg'd                                      33,439            3,266
Syngenta AG - Reg'd                                      16,162            4,262
                                                                     -----------
                                                                           7,528

PHARMACEUTICALS & BIOTECHNOLOGY 2.4%
Novartis AG - Reg'd                                     447,192           22,656
Roche Holding AG                                          7,876            1,576
Roche Holding AG - Genusschein                          115,224           20,921
                                                                     -----------
                                                                          45,153

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
STMicroelectronics N.V.                                  99,193            1,239

TELECOMMUNICATION SERVICES 0.1%
Swisscom AG - Reg'd                                       4,232            1,689
                                                                     -----------
                                                                         136,979

UNITED KINGDOM 22.1%
--------------------------------------------------------------------------------

BANKS 4.0%
Barclays plc                                          1,071,184           10,112
HBOS plc                                                605,157            8,432
HSBC Holdings plc                                     1,926,858           28,910
Lloyds TSB Group plc                                    930,003            8,122
Royal Bank of Scotland Group plc                      1,626,109           12,536
Standard Chartered plc                                  195,106            6,543
                                                                     -----------
                                                                          74,655

CAPITAL GOODS 0.5%
BAE Systems plc                                         553,004            5,152
Rolls-Royce Group plc *                                 309,529            2,922
Wolseley plc                                            100,048            1,386
                                                                     -----------
                                                                           9,460

CONSUMER SERVICES 0.1%
Compass Group plc                                       328,860            2,085

DIVERSIFIED FINANCIALS 0.2%
Man Group plc                                           266,983            2,939

ENERGY 4.5%
BG Group plc                                            556,473           12,277
BP plc                                                3,155,561           33,632
Royal Dutch Shell plc, Class A (a)                      588,320           21,042
Royal Dutch Shell plc, Class B                          454,943           15,810
                                                                     -----------
                                                                          82,761

FOOD & STAPLES RETAILING 0.8%
J Sainsbury plc                                         253,705            2,019
Tesco plc                                             1,290,117           10,785
William Morrison Supermarkets plc                       347,379            2,090
                                                                     -----------
                                                                          14,894

FOOD, BEVERAGE & TOBACCO 2.1%
British American Tobacco plc                            232,940            8,345
Cadbury Schweppes plc                                   343,491            3,801
Diageo plc                                              440,768            8,897
Imperial Tobacco Group plc                              106,921            5,230
SABMiller plc                                           129,675            2,806
Scottish & Newcastle plc                                132,583            2,073
Unilever plc                                            214,819            7,081
                                                                     -----------
                                                                          38,233

HEALTH CARE EQUIPMENT & SERVICES 0.1%
Smith & Nephew plc                                      175,479            2,386

HOUSEHOLD & PERSONAL PRODUCTS 0.3%
Reckitt Benckiser Group plc                             101,843            5,335

INSURANCE 1.0%
Aviva plc                                               425,163            5,334
Legal & General Group plc                               992,966            2,629
Old Mutual plc (a)                                      874,614            2,182
Prudential plc                                          394,603            5,058
Resolution plc                                          112,683            1,606
Standard Life plc                                       317,165            1,369
                                                                     -----------
                                                                          18,178

MATERIALS 2.6%
Anglo American plc                                      218,499           12,073
BHP Billiton plc                                        363,125           10,981
Lonmin plc                                               25,638            1,492
Rio Tinto plc                                           167,659           16,786
Xstrata plc                                             100,849            7,765
                                                                     -----------
                                                                          49,097

MEDIA 0.6%
British Sky Broadcasting Group plc                      195,898            2,152
Pearson plc                                             143,637            1,988
Reed Elsevier plc                                       166,374            2,010
Reuters Group plc                                       196,728            2,376
WPP Group plc                                           214,518            2,641
                                                                     -----------
                                                                          11,167

PHARMACEUTICALS & BIOTECHNOLOGY 1.9%
AstraZeneca plc                                         245,264           10,300
GlaxoSmithKline plc                                     941,879           22,323
Shire plc                                                92,033            1,649
                                                                     -----------
                                                                          34,272

REAL ESTATE 0.2%
British Land Co., plc                                    90,252            1,827
Land Securities Group plc                                75,040            2,393
                                                                     -----------
                                                                           4,220

RETAILING 0.1%
Marks & Spencer Group plc                               275,748            2,466

TELECOMMUNICATION SERVICES 2.0%
BT Group plc                                          1,365,430            7,095
Vodafone Group plc                                    8,644,390           30,240
                                                                     -----------
                                                                          37,335

UTILITIES 1.1%
British Energy Group plc                                169,549            1,763
Centrica plc                                            579,112            3,845
International Power plc                                 246,348            1,967
National Grid plc                                       449,936            6,955
Scottish & Southern Energy plc                          146,282            4,457

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
United Utilities plc                                    139,438            1,987
                                                                     -----------
                                                                          20,974
                                                                     -----------
                                                                         410,457

UNITED STATES 0.3%
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIALS 0.3%
iShares MSCI EAFE Index Fund                             75,000            5,422
                                                                     -----------
TOTAL COMMON STOCK
(COST $1,098,948)                                                      1,850,220
                                                                     -----------


PREFERRED STOCK 0.2% OF NET ASSETS

GERMANY 0.2%
--------------------------------------------------------------------------------
Volkswagen AG                                            17,300            2,401
                                                                     -----------
TOTAL PREFERRED STOCK
(COST $2,466)                                                              2,401
                                                                     -----------

SECURITY                                            FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENT 0.8% OF NET ASSETS
Wachovia, London
   Time Deposit
   2.93%, 02/01/08                                       15,407           15,407
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $15,407)                                                            15,407
                                                                     -----------

END OF INVESTMENTS.

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)

COLLATERAL INVESTED FOR SECURITIES ON LOAN 4.7% OF NET ASSETS

Securities Lending Investments Fund, a series of
   the Brown Brothers Investment Trust               87,032,569           87,033

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.
(All dollar amounts are x 1,000)

At 01/31/08, the tax basis cost of the fund's investments was $1,120,535, and the unrealized appreciation and depreciation were $783,438 and ($35,945), respectively, with a net unrealized appreciation of $747,493.

At 01/31/08, the prices of certain foreign securities held by the fund aggregating $1,664,340 were adjusted from their closing market prices following the guidelines adopted by the fund's Board of Trustees.

*   Non-income producing security.
(a) All or a portion of this security is on loan.

SCHWAB CAPITAL TRUST
SCHWAB SMALL-CAP INDEX FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                            COST        VALUE
HOLDINGS BY CATEGORY                                    ($ X 1,000)  ($ X 1,000)
--------------------------------------------------------------------------------
  97.1%   COMMON STOCK                                   1,358,953     1,447,407
   0.6%   FOREIGN COMMON STOCK                               8,876         9,078
   2.1%   SHORT-TERM INVESTMENTS                            31,504        31,504
--------------------------------------------------------------------------------
  99.8%   TOTAL INVESTMENTS                              1,399,333     1,487,989
  36.2%   COLLATERAL INVESTED FOR
          SECURITIES ON LOAN                               539,783       539,783
(36.0)%   OTHER ASSETS AND
          LIABILITIES, NET                                             (537,148)
--------------------------------------------------------------------------------
 100.0%   TOTAL NET ASSETS                                             1,490,624

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
COMMON STOCK 97.1% OF NET ASSETS

AUTOMOBILES & COMPONENTS 1.0%
--------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc.                73,685         1,603
ArvinMeritor, Inc. (a)                                     118,112         1,604
Cooper Tire & Rubber Co. (a)                               103,123         1,760
Drew Industries, Inc. *                                     31,813           862
Fleetwood Enterprises, Inc. (a)*                           104,244           488
Modine Manufacturing Co. (a)                                52,491           810
Sauer-Danfoss, Inc. (a)                                     27,000           583
Tenneco, Inc. *                                             73,718         1,951
Thor Industries, Inc.                                       55,964         1,977
TRW Automotive Holdings Corp. *                             58,343         1,338
Visteon Corp. (a)*                                         207,600           830
Winnebago Industries, Inc. (a)                              46,430           978
                                                                       ---------
                                                                          14,784
BANKS 7.0%
--------------------------------------------------------------------------------
1st Source Corp.                                             9,321           182
Alabama National BanCorp                                    23,882         1,869
AMCORE Financial, Inc. (a)                                  36,593           811
Anchor BanCorp Wisconsin, Inc. (a)                          27,787           695
BancFirst Corp. (a)                                         13,416           604
BancorpSouth, Inc. (a)                                     114,368         2,804
Bank Mutual Corp. (a)                                       82,693         1,016
BankAtlantic Bancorp, Inc.,
  Class A (a)                                               73,834           417
BankUnited Financial Corp.,
  Class A (a)                                               48,313           286
BOK Financial Corp. (a)                                     36,306         1,978
Boston Private Financial Holdings, Inc. (a)                 61,772         1,410
Brookline Bancorp, Inc. (a)                                 87,696           916
Cascade Bancorp (a)                                         35,800           462
Cathay General Bancorp (a)                                  74,622         1,935
Centennial Bank Holdings,
  Inc. (a)*                                                 88,065           573
Centerline Holding Co.                                      75,523           430
Central Pacific Financial Corp. (a)                         49,532           941
Charter Financial Corp.                                      3,000           101
Chemical Financial Corp. (a)                                41,203         1,140
Citizens Republic Bancorp,
  Inc. (a)                                                 108,328         1,532
City Holding Co. (a)                                        31,200         1,199
Community Bank System, Inc. (a)                             50,200         1,095
Corus Bankshares, Inc. (a)                                  55,148           701
CVB Financial Corp. (a)                                     96,719         1,078
Downey Financial Corp. (a)                                  29,930         1,033
F.N.B. Corp. (a)                                            94,537         1,472
First BanCorp Puerto Rico (a)                              128,177         1,225
First Charter Corp.                                         45,158         1,238
First Citizens BancShares, Inc., Class A                    12,265         1,672
First Commonwealth Financial Corp. (a)                      89,156         1,034
First Community Bancorp (a)                                 33,716         1,198
First Financial Bancorp (a)                                 48,189           561
First Financial Bankshares,
  Inc. (a)                                                  30,321         1,130
First Midwest Bancorp, Inc. (a)                             74,463         2,323
First Niagara Financial Group,
  Inc. (a)                                                 177,436         2,257
FirstFed Financial Corp. (a)*                               27,495         1,153
FirstMerit Corp.                                           123,282         2,758
Flagstar Bancorp, Inc. (a)                                  52,630           434
Fremont General Corp. *                                     86,162           284
Frontier Financial Corp. (a)                                53,785         1,095
Glacier Bancorp, Inc. (a)                                   77,111         1,435
Hancock Holding Co. (a)                                     38,810         1,611
Hanmi Financial Corp. (a)                                   66,588           573
IBERIABANK Corp. (a)                                        17,100           879
International Bancshares Corp.                              82,195         1,705
Kearny Financial Corp. (a)                                  55,000           652
MB Financial, Inc. (a)                                      43,824         1,363
National Penn Bancshares,
  Inc. (a)                                                  77,578         1,343
NBT Bancorp, Inc. (a)                                       56,685         1,280
NewAlliance Bancshares, Inc. (a)                           147,911         1,819
Northwest Bancorp, Inc. (a)                                 37,693         1,095
Old National Bancorp (a)                                   105,883         1,779
Pacific Capital Bancorp (a)                                 66,442         1,429
Park National Corp. (a)                                     16,953         1,221
PFF Bancorp, Inc. (a)                                       30,461           381
PrivateBancorp, Inc. (a)                                    25,876           952
Prosperity Bancshares, Inc. (a)                             48,065         1,382
Provident Bankshares Corp. (a)                              46,969           974
Provident Financial Services,
  Inc. (a)                                                  86,751         1,193
Provident New York Bancorp (a)                              68,700           948
S&T Bancorp, Inc. (a)                                       34,881         1,085

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
Santander BanCorp (a)                                       76,503           783
Signature Bank *                                            48,309         1,619
Sterling Bancshares, Inc.                                  119,912         1,203
Sterling Financial Corp.                                    49,700           768
Sterling Financial Corp., Washington (a)                    75,747         1,348
Susquehanna Bancshares, Inc. (a)                           109,908         2,332
SVB Financial Group *                                       58,123         2,813
The South Financial Group, Inc. (a)                        120,725         2,086
TrustCo Bank Corp. NY (a)                                  120,802         1,244
Trustmark Corp. (a)                                         79,677         1,833
UCBH Holdings, Inc. (a)                                    155,725         2,199
UMB Financial Corp. (a)                                     52,524         2,213
Umpqua Holdings Corp. (a)                                   94,195         1,545
United Bankshares, Inc. (a)                                 56,322         1,811
United Community Banks, Inc. (a)                            62,740         1,212
W Holding Co., Inc. (a)                                    177,614           258
Washington Federal, Inc. (a)                               137,039         3,346
Wells Fargo & Co. (a)                                       31,999         1,088
WesBanco, Inc. (a)                                          38,698         1,063
Westamerica Bancorp (a)                                     46,670         2,311
Western Alliance Bancorp (a)*                               19,631           315
Wintrust Financial Corp. (a)                                36,555         1,391
                                                                       ---------
                                                                         104,922
CAPITAL GOODS 9.7%
--------------------------------------------------------------------------------
A.O. Smith Corp. (a)                                        36,730         1,286
AAR Corp. (a)*                                              61,597         1,815
Actuant Corp., Class A                                      93,148         2,546
Albany International Corp.,
  Class A                                                   37,700         1,320
Applied Industrial Technologies, Inc.                       60,166         1,816
Armstrong World Industries,
  Inc. (a)*                                                 25,800           947
Astec Industries, Inc. (a)*                                 30,095           929
Baldor Electric Co. (a)                                     63,308         1,917
Barnes Group, Inc. (a)                                      61,640         1,643
Beacon Roofing Supply, Inc. (a)*                            51,982           482
Blount International, Inc. *                                56,662           657
Brady Corp., Class A (a)                                    87,429         2,655
Briggs & Stratton Corp. (a)                                 70,293         1,466
Bucyrus International, Inc.,
  Class A                                                   44,546         4,130
Cascade Corp.                                               19,000           981
Ceradyne, Inc. *                                            43,712         2,105
CLARCOR, Inc.                                               84,698         3,177
Curtiss-Wright Corp.                                        73,456         3,063
DRS Technologies, Inc. (a)                                  66,191         3,552
EMCOR Group, Inc. *                                        106,004         2,325
Encore Wire Corp. (a)                                       29,441           491
Energy Conversion Devices,
  Inc. (a)*                                                 53,663         1,238
EnPro Industries, Inc. *                                    37,300         1,119
ESCO Technologies, Inc. (a)*                                35,469         1,330
Esterline Technologies Corp. (a)*                           43,811         2,041
Evergreen Solar, Inc. (a)*                                 141,789         1,728
Federal Signal Corp. (a)                                    61,659           715
First Solar, Inc. *                                         55,400        10,070
Force Protection, Inc. (a)*                                 76,500           313
Franklin Electric Co., Inc. (a)                             28,318         1,066
FreightCar America, Inc.                                    17,490           660
Gardner Denver, Inc. *                                      87,112         2,826
GenCorp, Inc. *                                             88,752         1,042
Gibraltar Industries, Inc. (a)                              47,611           628
Goodman Global, Inc. *                                      60,400         1,517
GrafTech International Ltd. *                              176,900         2,662
Granite Construction, Inc.                                  54,956         2,092
Griffon Corp. *                                             36,950           403
Hexcel Corp. (a)*                                          136,683         2,984
II-VI, Inc. *                                               39,100         1,268
Insituform Technologies, Inc., Class A (a)*                 41,900           532
Interline Brands, Inc. (a)*                                 48,634           966
Kaydon Corp. (a)                                            44,435         1,941
KBR, Inc. *                                                261,000         8,245
Lennox International, Inc.                                  93,903         3,489
Moog, Inc., Class A (a)*                                    61,372         2,826
Mueller Industries, Inc. (a)                                60,924         1,706
NACCO Industries, Inc., Class A                             12,477         1,248
Navistar International Corp. *                              32,000         1,581
NCI Building Systems, Inc. (a)*                             32,206           926
Nordson Corp.                                               52,843         2,636
Orbital Sciences Corp. *                                    96,436         2,247
Perini Corp. *                                              36,830         1,287
Point Blank Solutions, Inc. *                               19,920            60
RBC Bearings, Inc. (a)*                                     33,900         1,015
Regal-Beloit Corp.                                          51,347         1,947
Robbins & Myers, Inc.                                       28,400         1,882
Simpson Manufacturing Co.,
 Inc. (a)                                                   53,994         1,487
Spirit AeroSystems Holdings, Inc., Class A *                89,100         2,461
Superior Essex, Inc. *                                      35,600           856
TAL International Group, Inc. (a)                           21,000           462
Teledyne Technologies, Inc. *                               56,225         2,903
The Middleby Corp. (a)*                                     25,852         1,541
The Toro Co.                                                67,035         3,307
Tredegar Corp.                                              47,200           654
Triumph Group, Inc. (a)                                     24,801         1,339
UAP Holding Corp.                                           58,813         2,255
Universal Forest Products, Inc. (a)                         25,562           925
URS Corp. *                                                 53,795         2,362
Valmont Industries, Inc. (a)                                30,047         2,515
Vicor Corp.                                                 14,517           179
Wabtec Corp.                                                81,150         2,791
Walter Industries, Inc.                                     81,415         3,413
Watsco, Inc.                                                34,982         1,290
Watts Water Technologies, Inc., Class A (a)                 43,107         1,280
Woodward Governor Co.                                       47,317         2,971
                                                                     -----------
                                                                         144,530
COMMERCIAL SERVICES & SUPPLIES 4.2%
--------------------------------------------------------------------------------
ABM Industries, Inc. (a)                                    70,209         1,455
Acco Brands Corp. *                                         85,623         1,160
Administaff, Inc. (a)                                       40,110         1,204
Cenveo, Inc. (a)*                                           89,242         1,387

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
Clean Harbors, Inc. *                                       24,300         1,348
Consolidated Graphics, Inc. *                               20,300         1,021
CoStar Group, Inc. (a)*                                     30,183         1,278
CRA International, Inc. (a)*                                21,100           881
Deluxe Corp.                                                86,046         2,093
Ennis, Inc. (a)                                             46,200           731
Equifax, Inc. (a)                                           16,408           609
First Advantage Corp. *                                     30,852           501
FTI Consulting, Inc. (a)*                                   62,908         3,479
G & K Services, Inc., Class A                               36,730         1,468
Healthcare Services Group,
  Inc. (a)                                                  63,750         1,547
Heidrick & Struggles International, Inc. (a)                32,300           888
Huron Consulting Group, Inc. (a)*                           28,300         2,033
IHS, Inc., Class A (a)*                                     50,640         3,137
IKON Office Solutions, Inc.                                201,121         1,645
Interface, Inc., Class A                                    87,900         1,403
Kelly Services, Inc., Class A                               39,523           681
Kimball International, Inc., Class B                        34,851           431
Knoll, Inc.                                                 52,203           697
Korn/Ferry International (a)*                               78,461         1,262
McGrath Rentcorp (a)                                        28,432           662
Mine Safety Appliances Co. (a)                              45,989         2,053
Mobile Mini, Inc. *                                         46,968           714
Navigant Consulting, Inc. (a)*                              74,848           886
PHH Corp. *                                                 84,363         1,585
Resources Connection, Inc. (a)                              75,950         1,590
Rollins, Inc.                                              109,455         1,947
School Specialty, Inc. (a)*                                 26,093           847
Steelcase, Inc., Class A                                   113,842         1,745
TeleTech Holdings, Inc. *                                   53,700         1,060
Tetra Tech, Inc. (a)*                                       89,178         1,756
The Advisory Board Co. (a)*                                 26,576         1,693
The Geo Group, Inc. *                                       78,800         1,885
TrueBlue, Inc. *                                            81,914         1,169
United Stationers, Inc. *                                   47,167         2,606
Viad Corp.                                                  36,896           987
Waste Connections, Inc. *                                  110,943         3,235
Watson Wyatt Worldwide, Inc., Class A                       70,081         3,444
                                                                     -----------
                                                                          62,203
CONSUMER DURABLES & APPAREL 3.4%
--------------------------------------------------------------------------------
American Greetings Corp.,
  Class A (a)                                               91,711         1,882
Beazer Homes USA, Inc. (a)                                  52,898           461
Blyth, Inc.                                                 49,309         1,074
Callaway Golf Co.                                           94,369         1,691
Carter's, Inc. (a)*                                         79,014         1,455
Champion Enterprises, Inc. (a)*                            102,133           998
Columbia Sportswear Co. (a)                                 21,419           935
Crocs, Inc. (a)*                                           114,418         3,981
Deckers Outdoor Corp. *                                     20,200         2,449
Ethan Allen Interiors, Inc. (a)                             52,179         1,615
Fossil, Inc. *                                              69,666         2,367
Furniture Brands International, Inc. (a)                    76,502           731
Hovnanian Enterprises, Inc., Class A (a)*                   46,011           455
Icahn Enterprises L.P. (a)                                   7,847           896
Iconix Brand Group, Inc. (a)*                               68,600         1,426
JAKKS Pacific, Inc. (a)*                                    46,174         1,088
Jarden Corp. (a)*                                          107,908         2,702
K-Swiss, Inc., Class A (a)                                  41,928           761
Kellwood Co. (a)                                            40,528           810
La-Z-boy, Inc. (a)                                          82,009           625
Leapfrog Enterprises, Inc. (a)*                             21,325           139
Meritage Homes Corp. (a)*                                   32,185           517
Movado Group, Inc.                                          39,100           947
Oxford Industries, Inc. (a)                                 25,418           579
Polaris Industries, Inc. (a)                                56,423         2,451
Quiksilver, Inc. (a)*                                      169,212         1,613
RC2 Corp. *                                                 34,486           648
Sealy Corp. (a)                                             59,000           550
Skechers U.S.A., Inc., Class A *                            42,078           842
Standard Pacific Corp. (a)                                  87,950           335
Steven Madden Ltd. *                                        32,500           555
Tempur-Pedic International, Inc.                           123,062         2,439
The Timberland Co., Class A *                               77,360         1,269
The Warnaco Group, Inc. *                                   76,463         2,744
Tupperware Brands Corp. (a)                                100,511         3,719
Under Armour, Inc., Class A (a)*                            30,720         1,236
WCI Communities, Inc. (a)*                                  56,688           343
Wolverine World Wide, Inc.                                  88,536         2,241
                                                                       ---------
                                                                          51,569
CONSUMER SERVICES 4.4%
--------------------------------------------------------------------------------
Ambassadors Group, Inc. (a)                                 27,200           503
Ameristar Casinos, Inc. (a)                                 40,875           898
Bally Technologies, Inc. *                                  74,462         3,547
Bob Evans Farms, Inc. (a)                                   57,446         1,708
Bright Horizons Family Solutions, Inc. (a)*                 35,888         1,528
California Pizza Kitchen, Inc. (a)*                         32,850           441
CBRL Group, Inc. (a)                                        37,353         1,168
CEC Entertainment, Inc. *                                   51,238         1,195
Cedar Fair L.P. (a)                                         74,132         1,629
Chipotle Mexican Grill, Inc.,
  Class A (a)*                                              46,747         5,691
Choice Hotels International, Inc.                           54,114         1,807
CKE Restaurants, Inc. (a)                                   85,979         1,128
Coinstar, Inc. (a)*                                         45,600         1,402
Corinthian Colleges, Inc. (a)*                             127,029         1,073
DeVry, Inc.                                                 98,080         5,413
Domino's Pizza, Inc.                                        65,979           898
Escala Group, Inc. (a)*                                     38,196            92
Gaylord Entertainment Co. *                                 59,735         1,744
IHOP Corp. (a)                                              28,572         1,521
INVESTools, Inc. *                                          85,400         1,167
Isle of Capri Casinos, Inc. (a)*                            18,884           210
Jackson Hewitt Tax Service,
  Inc. (a)                                                  49,676         1,099
Krispy Kreme Doughnuts, Inc. (a)*                           96,600           266
Landry's Restaurants, Inc. (a)                              23,236           477
Life Time Fitness, Inc. (a)*                                45,677         2,025

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
Matthews International Corp.,
  Class A (a)                                               44,484         2,174
P.F. Chang's China Bistro, Inc. (a)*                        34,842           991
Papa John's International, Inc. *                           38,155           965
Pinnacle Entertainment, Inc. (a)*                           96,485         1,761
Red Robin Gourmet Burgers,
  Inc. (a)*                                                 21,327           744
Regis Corp. (a)                                             71,449         1,810
Ruby Tuesday, Inc. (a)                                      81,214           625
Shuffle Master, Inc. (a)*                                   41,612           397
Six Flags, Inc. (a)*                                       114,908           224
Sonic Corp. (a)*                                            97,229         2,157
Speedway Motorsports, Inc. (a)                              43,684         1,326
Steiner Leisure Ltd. *                                      21,909           815
Stewart Enterprises, Inc., Class A                         172,800         1,230
Strayer Education, Inc. (a)                                 22,771         3,930
Texas Roadhouse, Inc., Class A *                            82,396           994
The Marcus Corp. (a)                                        29,083           515
Triarc Cos., Inc., Class B (a)                             104,831           975
Universal Technical Institute,
  Inc. (a)*                                                 38,556           574
Vail Resorts, Inc. (a)*                                     48,871         2,314
WMS Industries, Inc. (a)*                                   58,051         2,171
                                                                       ---------
                                                                          65,322
DIVERSIFIED FINANCIALS 2.2%
--------------------------------------------------------------------------------
Advance America Cash Advance Centers, Inc.                  87,065           779
Advanta Corp., Class B (a)                                  53,100           531
Calamos Asset Management, Inc., Class A                     37,596           820
Cash America International, Inc.                            47,770         1,553
Cohen & Steers, Inc. (a)                                    20,528           585
CompuCredit Corp. (a)*                                      33,600           494
Credit Acceptance Corp. (a)*                                 2,553            43
EZCORP, Inc., Class A *                                     73,600           972
Financial Federal Corp. (a)                                 41,123           989
First Cash Financial Services,
  Inc. (a)*                                                 42,200           422
GAMCO Investors, Inc.,
  Class A (a)                                               21,000         1,246
GFI Group, Inc. (a)*                                        25,542         2,253
Greenhill & Co., Inc. (a)                                   29,532         1,994
Investment Technology Group, Inc. *                         70,365         3,305
KKR Financial Holdings LLC (a)                             144,943         2,354
Knight Capital Group, Inc.,
  Class A *                                                152,172         2,549
Merrill Lynch & Co., Inc. (a)                                9,860           556
optionsXpress Holdings, Inc. (a)                            59,947         1,626
PICO Holdings, Inc. (a)*                                    25,900           858
Piper Jaffray Cos., Inc. (a)*                               30,339         1,437
Portfolio Recovery Associates, Inc. (a)                     23,043           838
SWS Group, Inc. (a)                                         47,500           729
W.P. Carey & Co. LLC (a)                                    41,266         1,402
Waddell & Reed Financial, Inc., Class A                    125,539         4,165
World Acceptance Corp. (a)*                                 27,000           808
                                                                     -----------
                                                                          33,308
ENERGY 8.6%
--------------------------------------------------------------------------------
Alliance Resource Partners L.P.                             31,610         1,118
Alpha Natural Resources, Inc. *                            103,661         3,468
Atlas America, Inc. (a)                                     34,663         1,775
Atlas Pipeline Partners L.P. (a)                            20,100           904
ATP Oil & Gas Corp. (a)*                                    27,633         1,040
Atwood Oceanics, Inc. *                                     44,404         3,690
Berry Petroleum Co., Class A                                56,612         2,121
Bill Barrett Corp. (a)*                                     52,193         2,180
Boardwalk Pipeline Partners L.P.                            27,505           855
BP Prudhoe Bay Royalty Trust (a)                            32,865         2,601
Bristow Group, Inc. (a)*                                    39,987         2,013
Buckeye Partners L.P. (a)                                   62,408         3,122
CARBO Ceramics, Inc. (a)                                    30,420         1,045
Carrizo Oil & Gas, Inc. (a)*                                27,600         1,344
CNX Gas Corp. (a)*                                          44,994         1,539
Complete Production Services, Inc. (a)*                     59,900           952
Comstock Resources, Inc. *                                  62,426         1,979
Copano Energy LLC (a)                                       59,000         2,085
Crosstex Energy L.P. (a)                                    28,483           899
Crosstex Energy, Inc. (a)                                   38,844         1,272
Delta Petroleum Corp. (a)*                                  63,827         1,280
Dorchester Minerals L.P.                                    27,392           537
Dresser-Rand Group, Inc. *                                 133,619         4,236
Dril-Quip, Inc. *                                           38,950         1,891
Enbridge Energy Management LLC (a)*                         17,719           936
Encore Acquisition Co. *                                    72,377         2,359
Energy Partners Ltd. (a)*                                   41,068           498
Energy Transfer Equity L.P.                                 52,400         1,730
Evergreen Energy, Inc. (a)*                                101,457           233
EXCO Resources, Inc. (a)*                                  107,451         1,611
Exterran Holdings, Inc. *                                   16,000         1,044
Foundation Coal Holdings, Inc.                              73,578         3,848
General Maritime Corp. (a)                                  42,296         1,051
Global Industries Ltd. *                                   149,682         2,643
Grey Wolf, Inc. *                                          293,748         1,751
GulfMark Offshore, Inc. *                                   33,200         1,388
Hercules Offshore, Inc. (a)*                                80,304         1,851
Holly Corp.                                                 62,056         3,005
Hornbeck Offshore Services,
  Inc. (a)*                                                 36,845         1,425
Hugoton Royalty Trust (a)                                   60,360         1,544
Inergy Holdings L.P. (a)                                     5,000           214
Inergy, L.P.                                                58,352         1,678
International Coal Group, Inc. (a)*                        132,368           822
ION Geophysical Corp. *                                    111,900         1,388
Lufkin Industries, Inc.                                     23,595         1,247
Magellan Midstream Holdings L.P.                            51,825         1,342
Magellan Midstream Partners (a)                             15,000           649
Mariner Energy, Inc. *                                     137,066         3,435
Markwest Energy Partners
  L.P. (a)                                                  46,900         1,595
Natural Resource Partners
  L.P. (a)                                                  52,211         1,587
Newpark Resources, Inc. *                                  117,110           570

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
NuStar GP Holdings LLC                                      57,500         1,667
Oil States International, Inc. *                            80,336         2,817
Overseas Shipholding Group, Inc.                            45,361         2,958
Parallel Petroleum Corp. *                                  46,800           650
Parker Drilling Co. *                                      176,965         1,230
Penn Virginia Corp.                                         55,778         2,377
Penn Virginia Resource Partners, L.P.                       41,446         1,036
Petroleum Development Corp. *                               19,903         1,144
Pioneer Drilling Co. *                                      79,231           825
Regency Energy Partners L.P.                                75,420         2,376
Rosetta Resources, Inc. *                                   81,400         1,427
RPC, Inc. (a)                                               39,889           430
SEACOR Holdings, Inc. (a)*                                  38,316         3,379
Ship Finance International Ltd. (a)                         49,325         1,288
Stone Energy Corp. *                                        46,969         1,926
Sunoco Logistics Partners L.P.                              25,186         1,298
Swift Energy Co. *                                          41,801         1,804
TC Pipelines L.P.                                           44,000         1,562
TETRA Technologies, Inc. (a)*                              101,974         1,596
USEC, Inc. (a)*                                            141,823         1,145
W-H Energy Services, Inc. *                                 48,178         2,344
Warren Resources, Inc. (a)*                                 64,545           821
Western Refining, Inc. (a)                                  42,122           899
Whiting Petroleum Corp. *                                   67,211         3,612
Williams Partners L.P.                                      37,300         1,371
World Fuel Services Corp. (a)                               41,978         1,111
                                                                       ---------
                                                                         128,483

FOOD & STAPLES RETAILING 0.9%
--------------------------------------------------------------------------------
Casey's General Stores, Inc. (a)                            83,226         2,164
Longs Drug Stores Corp. (a)                                 48,705         2,241
Performance Food Group Co. *                                56,674         1,792
Ruddick Corp.                                               52,456         1,788
The Andersons, Inc. (a)                                     24,000         1,093
The Great Atlantic & Pacific Tea Co., Inc. *                30,090           899
The Pantry, Inc. (a)*                                       30,276           880
United Natural Foods, Inc. (a)*                             60,382         1,448
Weis Markets, Inc. (a)                                      18,000           673
                                                                       ---------
                                                                          12,978
FOOD, BEVERAGE & TOBACCO 2.0%
--------------------------------------------------------------------------------
Alliance One International, Inc. *                         161,200           608
Central European Distribution Corp. (a)*                    55,967         2,942
Chiquita Brands International,
  Inc. (a)*                                                 70,202         1,311
Flowers Foods, Inc. (a)                                    125,426         3,010
Fresh Del Monte Produce, Inc. *                             45,646         1,463
Hansen Natural Corp. (a)*                                   93,760         3,615
Lancaster Colony Corp. (a)                                  35,943         1,253
Lance, Inc.                                                 40,100           735
PepsiAmericas, Inc.                                         96,836         2,386
Pilgrim's Pride Corp.                                       60,180         1,470
Ralcorp Holdings, Inc. (a)*                                 41,235         2,244
Seaboard Corp. (a)                                             975         1,253
The Hain Celestial Group, Inc. (a)*                         55,131         1,489
Tootsie Roll Industries, Inc. (a)                           42,251         1,055
TreeHouse Foods, Inc. *                                     48,000         1,002
Universal Corp. (a)                                         42,745         2,129
Vector Group Ltd. (a)                                       67,462         1,248
                                                                       ---------
                                                                          29,213
HEALTH CARE EQUIPMENT & SERVICES 5.5%
--------------------------------------------------------------------------------
Align Technology, Inc. *                                   104,900         1,236
Allscripts Healthcare Solutions,
  Inc. (a)*                                                 68,775         1,020
Amedisys, Inc. (a)*                                         42,100         1,795
American Medical Systems Holdings, Inc. (a)*                96,525         1,379
AMERIGROUP Corp. *                                          86,042         3,228
AMN Healthcare Services, Inc. (a)*                          53,300           833
AmSurg Corp. (a)*                                           49,300         1,270
Analogic Corp.                                              25,654         1,515
Apria Healthcare Group, Inc. (a)*                           69,737         1,480
ArthroCare Corp. (a)*                                       44,230         1,770
Assisted Living Concepts, Inc. *                            88,600           584
Brookdale Senior Living, Inc. (a)                           37,769           843
Centene Corp. *                                             72,092         1,726
Chemed Corp.                                                45,900         2,351
CONMED Corp. *                                              51,500         1,251
Eclipsys Corp. (a)*                                         77,367         1,991
ev3, Inc. (a)*                                              30,755           269
Haemonetics Corp. *                                         42,455         2,540
HealthExtras, Inc. (a)*                                     45,965         1,271
HEALTHSOUTH Corp. (a)*                                     119,900         2,041
Healthspring, Inc. *                                        39,949           826
Healthways, Inc. (a)*                                       49,763         2,802
Immucor, Inc. *                                            108,654         3,134
Integra LifeSciences Holdings (a)*                          28,348         1,179
Invacare Corp. (a)                                          52,211         1,271
InVentiv Health, Inc. (a)*                                  48,701         1,602
Inverness Medical Innovations,
  Inc. *                                                   105,856         4,769
Kindred Healthcare, Inc. (a)*                               51,492         1,418
LCA-Vision, Inc. (a)                                        31,043           512
LifePoint Hospitals, Inc. (a)*                              94,241         2,544
Magellan Health Services, Inc. *                            65,910         2,883
Matria Healthcare, Inc. (a)*                                24,241           700
Mentor Corp. (a)                                            53,296         1,845
Meridian Bioscience, Inc. (a)                               58,350         1,833
NuVasive, Inc. *                                            52,000         2,049
Odyssey HealthCare, Inc. *                                  48,141           424
Owens & Minor, Inc.                                         54,792         2,264
Palomar Medical Technologies, Inc. (a)*                     28,000           404
PharMerica Corp. *                                          18,847           280
PSS World Medical, Inc. (a)*                               112,066         1,938
Psychiatric Solutions, Inc. *                               80,254         2,421
Sirona Dental Systems, Inc. (a)*                            22,565           623
STERIS Corp.                                               105,358         2,611
Sunrise Senior Living, Inc. *                               70,877         2,035
SurModics, Inc. (a)*                                        24,019         1,049
Symmetry Medical, Inc. (a)*                                 55,991         1,019
The TriZetto Group, Inc. (a)*                               71,680         1,399
Thoratec Corp. (a)*                                         85,626         1,370

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
Universal American Financial Corp. *                        72,702         1,522
West Pharmaceutical Services, Inc. (a)                      51,865         2,028
Wright Medical Group, Inc. *                                57,900         1,581
                                                                     -----------
                                                                          82,728
HOUSEHOLD & PERSONAL PRODUCTS 0.4%
--------------------------------------------------------------------------------
Bare Escentuals, Inc. *                                     29,000           692
Chattem, Inc. (a)*                                          30,713         2,356
Elizabeth Arden, Inc. *                                     39,498           792
Nu Skin Enterprises, Inc., Class A                          88,122         1,448
USANA Health Sciences, Inc. (a)*                            14,029           608
                                                                     -----------
                                                                           5,896
INSURANCE 3.4%
--------------------------------------------------------------------------------
Alfa Corp.                                                  91,680         2,007
Allied World Assurance Co. Holdings Ltd.                    61,600         2,934
American Equity Investment Life Holding Co. (a)             77,764           643
Argo Group International Holdings Ltd. (a)*                 32,938         1,345
CNA Surety Corp. *                                          37,000           660
Delphi Financial Group, Inc., Class A                       71,880         2,256
Employers Holdings, Inc.                                    78,000         1,362
FBL Financial Group, Inc.,
  Class A                                                   27,168           895
Harleysville Group, Inc. (a)                                29,763         1,061
Hilb Rogal & Hobbs Co.                                      61,219         2,215
Horace Mann Educators Corp. (a)                             78,278         1,438
Infinity Property & Casualty Corp.                          31,792         1,267
IPC Holdings Ltd.                                           97,977         2,521
LandAmerica Financial Group, Inc. (a)                       24,433         1,274
Montpelier Re Holdings Ltd.                                168,649         2,891
National Financial Partners
  Corp. (a)                                                 47,738         1,723
National Western Life Insurance Co., Class A (a)             4,494           844
Odyssey Re Holdings Corp. (a)                               42,883         1,629
OneBeacon Insurance Group Ltd.                              42,500           900
ProAssurance Corp. (a)*                                     55,989         3,231
RLI Corp.                                                   35,155         1,983
Security Capital Assurance
  Ltd. (a)                                                 105,600           336
Selective Insurance Group, Inc.                             91,014         2,176
State Auto Financial Corp. (a)                              39,856         1,113
Stewart Information Services Corp. (a)                      28,543           977
The Commerce Group, Inc.                                    76,448         2,764
The Navigators Group, Inc. *                                21,485         1,240
The Phoenix Cos., Inc.                                     191,792         2,077
Tower Group, Inc. (a)                                       30,300           885
United Fire & Casualty Co. (a)                              34,300         1,145
Zenith National Insurance
  Corp. (a)                                                 58,245         2,319
                                                                     -----------
                                                                          50,111
MATERIALS 5.3%
--------------------------------------------------------------------------------
A. Schulman, Inc.                                           40,409           824
AbitibiBowater, Inc. (a)                                    66,398         1,645
AMCOL International Corp. (a)                               26,752           656
Arch Chemicals, Inc.                                        42,772         1,440
Brush Engineered Materials, Inc. *                          31,000           887
Century Aluminum Co. *                                      44,474         2,312
CF Industries Holdings, Inc.                                74,553         7,972
Coeur d'Alene Mines Corp. (a)*                             363,806         1,663
Compass Minerals International, Inc.                        46,982         1,993
Eagle Materials, Inc.                                       49,690         1,873
Ferro Corp. (a)                                             68,377         1,209
Georgia Gulf Corp. (a)                                      41,655           325
Glatfelter (a)                                              52,000           752
Graphic Packaging Corp. *                                  190,915           569
Greif, Inc., Class A                                        51,162         3,367
H.B. Fuller Co.                                            102,816         2,135
Headwaters, Inc. (a)*                                       69,114           779
Hecla Mining Co. (a)*                                      202,600         1,884
Kaiser Aluminum Corp.                                       19,750         1,263
Kronos Worldwide, Inc. (a)                                  72,105         1,403
Metal Management, Inc.                                      41,221         2,048
Minerals Technologies, Inc. (a)                             30,561         1,663
NewMarket Corp.                                             29,600         1,595
NL Industries, Inc. (a)                                     15,841           178
Olin Corp.                                                 117,891         2,416
OM Group, Inc. *                                            50,600         2,903
PolyOne Corp. (a)*                                         149,375           920
Quanex Corp.                                                62,904         3,297
Rock-Tenn Co., Class A (a)                                  58,000         1,658
Rockwood Holdings, Inc. *                                   39,588         1,162
Royal Gold, Inc.                                            30,238           909
RTI International Metals, Inc. *                            34,466         1,904
Schnitzer Steel Industries, Inc., Class A                   32,955         1,867
Sensient Technologies Corp. (a)                             77,425         2,056
Silgan Holdings, Inc.                                       40,012         1,895
Spartech Corp.                                              57,913           853
Stillwater Mining Co. (a)*                                  68,941           718
Symyx Technologies, Inc. *                                  44,812           294
Terra Industries, Inc. *                                   155,300         6,999
Texas Industries, Inc. (a)                                  34,751         1,969
Valhi, Inc. (a)                                             65,458         1,080
W.R. Grace & Co. *                                          89,500         2,025
Wausau Paper Corp. (a)                                      80,920           724
Worthington Industries, Inc. (a)                           112,360         1,842
Zoltek Cos., Inc. (a)*                                      39,400         1,438
                                                                     -----------
                                                                          79,364
MEDIA 2.2%
--------------------------------------------------------------------------------
Arbitron, Inc. (a)                                          49,256         1,969
Belo Corp., Class A                                        141,200         2,345
Charter Communications, Inc., Class A (a)*                 642,400           752
Citadel Broadcasting Corp. (a)                              90,623           132
CKX, Inc. *                                                 72,771           728
Clear Channel Outdoor Holdings, Inc., Class A
   (a)*                                                     57,000         1,267

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
Crown Media Holdings, Inc.,
  Class A (a)*                                              18,000           104
DreamWorks Animation SKG, Inc., Class A *                   92,295         2,257
Entercom Communications Corp., Class A (a)                  40,084           493
Entravision Communications Corp., Class A *                114,227           804
Gemstar-TV Guide International, Inc. *                     439,086         1,892
Harte-Hanks, Inc. (a)                                       72,616         1,163
Hearst-Argyle Television, Inc. (a)                          44,980           958
Interactive Data Corp. (a)                                  62,030         1,796
Journal Communications, Inc., Class A                       70,878           585
Lee Enterprises, Inc. (a)                                   72,940           871
Live Nation, Inc. (a)*                                     106,689         1,163
Marvel Entertainment, Inc. *                                97,830         2,759
Media General, Inc., Class A (a)                            32,336           615
Morningstar, Inc. (a)*                                      33,741         2,229
National CineMedia, Inc. (a)                                64,000         1,459
Radio One, Inc., Class A (a)*                              130,307           203
RCN Corp. (a)*                                              62,368           727
Regal Entertainment Group,
  Class A (a)                                              107,391         1,991
Scholastic Corp. *                                          42,169         1,445
Sun-Times Media Group, Inc., Class A *                      34,680            50
The McClatchy Co., Class A (a)                              46,805           504
Valassis Communications, Inc. (a)*                          75,662           723
Warner Music Group Corp. (a)                                74,286           591
Westwood One, Inc.                                         106,610           168
                                                                     -----------
                                                                          32,743
PHARMACEUTICALS & BIOTECHNOLOGY 6.1%
--------------------------------------------------------------------------------
Abraxis BioScience, Inc. (a)*                               11,839           707
Alexion Pharmaceuticals, Inc. *                             49,028         3,203
Alkermes, Inc. (a)*                                        161,042         2,145
Alpharma, Inc., Class A (a)*                                53,930         1,107
AMAG Pharmaceuticals, Inc. (a)*                             23,600         1,217
APP Pharmaceuticals, Inc. (a)*                              47,356           498
Applera Corp.-Celera Group (a)*                            111,317         1,705
Arena Pharmaceuticals, Inc. *                               93,600           678
Bio-Rad Laboratories, Inc.,
  Class A *                                                 30,331         2,888
BioMarin Pharmaceuticals,
  Inc. (a)*                                                131,314         4,867
Bruker BioSciences Corp. *                                  98,326         1,008
Cambrex Corp.                                               48,200           458
Cepheid, Inc. (a)*                                          84,500         2,581
Cubist Pharmaceuticals, Inc. (a)*                           90,432         1,536
CV Therapeutics, Inc. (a)*                                  91,563           767
Dionex Corp. (a)*                                           31,344         2,197
Exelixis, Inc. *                                           153,672         1,125
Halozyme Therapeutics, Inc. *                              109,300           602
Human Genome Sciences, Inc. *                              191,181         1,067
Illumina, Inc. (a)*                                         85,394         5,440
InterMune, Inc. (a)*                                        40,300           676
Isis Pharmaceuticals, Inc. (a)*                            129,000         2,012
K-V Pharmaceutical Co.,
  Class A (a)*                                              55,701         1,447
LifeCell Corp. (a)*                                         52,000         2,055
Ligand Pharmaceuticals, Inc., Class B                      135,000           562
MannKind Corp. (a)*                                         40,532           320
Martek Biosciences Corp. (a)*                               51,576         1,470
Medarex, Inc. (a)*                                         203,750         2,035
Medicis Pharmaceutical Corp., Class A                       91,449         1,857
Myriad Genetics, Inc. (a)*                                  67,265         2,893
Nektar Therapeutics (a)*                                   127,271           907
Onyx Pharmaceuticals, Inc. (a)*                             90,466         4,300
OSI Pharmaceuticals, Inc. (a)*                              93,291         3,720
Par Pharmaceutical Cos., Inc. *                             55,280         1,060
PAREXEL International Corp. *                               46,409         2,525
Perrigo Co.                                                122,551         3,779
Pharmion Corp. *                                            40,200         2,772
Progenics Pharmaceuticals,
  Inc. (a)*                                                 33,697           551
Regeneron Pharmaceuticals, Inc. *                          110,349         2,238
Salix Pharmaceuticals Ltd. *                                75,233           523
Sciele Pharma, Inc. (a)*                                    49,432         1,182
The Medicines Co. (a)*                                      79,308         1,358
Theravance, Inc. (a)*                                       65,138         1,285
United Therapeutics Corp. *                                 31,576         2,652
Valeant Pharmaceuticals International (a)*                 154,686         1,751
Varian, Inc. *                                              49,971         2,711
Ventana Medical Systems, Inc. (a)*                          51,706         4,604
ViroPharma, Inc. (a)*                                      113,074         1,002
ZymoGenetics, Inc. *                                        47,177           476
                                                                     -----------
                                                                          90,519
REAL ESTATE 5.9%
--------------------------------------------------------------------------------
Acadia Realty Trust (a)                                     49,400         1,237
Alexander's, Inc. (a)*                                       3,110         1,089
American Campus Communities, Inc. (a)                       35,200         1,016
American Financial Realty Trust                            202,117         1,663
American Home Mortgage Investment Corp.                     69,569             3
Anthracite Capital, Inc. (a)                                89,000           668
Ashford Hospitality Trust (a)                              158,200           989
BioMed Realty Trust, Inc.                                  100,734         2,325
Corporate Office Properties Trust                           70,949         2,272
Cousins Properties, Inc. (a)                                61,645         1,640
Crystal River Capital, Inc. (a)                             38,100           534
DCT Industrial Trust, Inc. (a)                             259,200         2,455
Deerfield Capital Corp. (a)                                 74,000           591
DiamondRock Hospitality Co. (a)                            145,500         1,913
Digital Realty Trust, Inc. (a)                              96,504         3,448
Douglas Emmett, Inc.                                       156,500         3,576
EastGroup Properties, Inc. (a)                              36,490         1,510
Entertainment Properties Trust                              40,655         2,012
Equity Lifestyle Properties, Inc.                           36,959         1,614

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
Equity One, Inc. (a)                                        57,937         1,368
Extra Space Storage, Inc.                                   88,958         1,347
FelCor Lodging Trust, Inc.                                  95,494         1,290
First Industrial Realty Trust, Inc. (a)                     69,101         2,407
First Potomac Realty Trust                                  37,100           645
Franklin Street Properties Corp. (a)                        89,265         1,281
Friedman, Billings, Ramsey Group, Inc., Class A            268,917           869
FX Real Estate and Entertainment, Inc. *                    14,554            92
Getty Realty Corp. (a)                                      27,142           714
Glimcher Realty Trust (a)                                   56,548           750
Gramercy Capital Corp. (a)                                  30,000           695
Healthcare Realty Trust, Inc. (a)                           73,581         1,901
Home Properties, Inc. (a)                                   51,065         2,451
Inland Real Estate Corp. (a)                               100,236         1,341
LaSalle Hotel Properties (a)                                61,726         1,692
Lexington Realty Trust (a)                                 108,091         1,616
Maguire Properties, Inc. (a)                                57,535         1,587
Medical Properties Trust, Inc. (a)                          75,700           957
Mid-America Apartment Communities, Inc. (a)                 38,952         1,784
National Health Investors, Inc.                             36,368         1,075
National Retail Properties, Inc. (a)                       100,426         2,282
Newcastle Investment Corp. (a)                              72,630           908
NorthStar Realty Finance Corp. (a)                          92,500           898
OMEGA Healthcare Investors,
  Inc. (a)                                                  92,458         1,526
Parkway Properties, Inc. (a)                                22,900           823
Pennsylvania Real Estate Investment Trust                   57,012         1,519
Post Properties, Inc. (a)                                   67,067         2,835
Potlatch Corp.                                              59,803         2,567
PS Business Parks, Inc.                                     24,638         1,238
RAIT Financial Trust (a)                                    93,106           862
Redwood Trust, Inc. (a)                                     40,429         1,678
Saul Centers, Inc.                                          17,300           886
Senior Housing Properties Trust                            132,416         2,965
Sovran Self Storage, Inc. (a)                               31,526         1,249
Strategic Hotels & Resorts, Inc. (a)                       116,031         1,665
Sunstone Hotel Investors, Inc.                             101,409         1,687
Tanger Factory Outlet Centers,
  Inc. (a)                                                  47,734         1,793
Tejon Ranch Co. (a)*                                        18,292           692
U-Store-It Trust (a)                                        75,979           723
Washington Real Estate Investment Trust (a)                 69,282         2,180
                                                                     -----------
                                                                          87,393
RETAILING 3.4%
--------------------------------------------------------------------------------
99 Cents Only Stores (a)*                                   71,806           597
Aaron Rents, Inc. (a)                                       79,971         1,529
Aeropostale, Inc. (a)*                                     124,632         3,511
Blockbuster, Inc., Class A (a)*                            336,021         1,048
Borders Group, Inc. (a)                                     79,650           897
Brown Shoe Co., Inc.                                        75,675         1,302
Building Materials Holding
  Corp. (a)                                                 39,348           268
Cabela's, Inc. (a)*                                         50,136           740
Charming Shoppes, Inc. (a)*                                183,453         1,183
Christopher & Banks Corp. (a)                               48,724           622
Coldwater Creek, Inc. (a)*                                  96,579           621
CSK Auto Corp. (a)*                                         67,403           402
Dick's Sporting Goods, Inc. (a)*                           127,680         4,156
DSW, Inc., Class A *                                         5,000            92
Fred's, Inc., Class A (a)                                   61,700           582
Genesco, Inc. (a)*                                          31,244         1,042
Group 1 Automotive, Inc. (a)                                33,264           880
GSI Commerce, Inc. (a)*                                     31,500           513
Guess?, Inc.                                                86,422         3,224
Hibbett Sports, Inc. (a)*                                   45,775           851
J. Crew Group, Inc. (a)*                                    52,600         2,405
Jo-Ann Stores, Inc. *                                       40,400           512
Jos. A. Bank Clothiers, Inc. (a)*                           29,912           815
LKQ Corp. (a)*                                             147,812         2,644
Netflix, Inc. (a)*                                          95,086         2,391
New York & Co., Inc. *                                      13,500            75
NutriSystem, Inc. (a)*                                      45,948         1,315
Pacific Sunwear of California,
  Inc. *                                                   102,861         1,144
Penske Automotive Group,
  Inc. (a)                                                  55,716         1,012
Pier 1 Imports, Inc. *                                     136,902           938
Rent-A-Center, Inc. *                                      110,005         1,881
Sally Beauty Holdings, Inc. *                              128,050         1,045
Select Comfort Corp. (a)*                                   67,801           533
Sonic Automotive, Inc.,
  Class A (a)                                               49,332           989
Stage Stores, Inc.                                          59,527           713
The Buckle, Inc. (a)                                        24,676         1,026
The Cato Corp., Class A (a)                                 51,504           843
The Children's Place Retail Stores, Inc. *                  34,813           646
The Dress Barn, Inc. *                                      70,912           864
The Finish Line, Inc., Class A                              57,517           129
The Gymboree Corp. *                                        46,210         1,766
The Pep Boys - Manny, Moe & Jack (a)                        97,304         1,064
The Talbots, Inc. (a)                                       32,970           319
Tween Brands, Inc. (a)*                                     38,755         1,241
Zale Corp. (a)*                                             66,244         1,086
                                                                   -------------
                                                                          51,456
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.5%
--------------------------------------------------------------------------------
Advanced Energy Industries,
  Inc. (a)*                                                 65,200           705
Amkor Technology, Inc. (a)*                                187,518         1,433
ANADIGICS, Inc. (a)*                                        93,900           938
Applied Micro Circuits Corp. *                             108,465           871
Atheros Communications (a)*                                 89,843         2,454
ATMI, Inc. *                                                51,954         1,366
Axcelis Technologies, Inc. (a)*                            144,941           578
Brooks Automation, Inc. *                                  118,831         1,460
Cabot Microelectronics Corp. (a)*                           38,600         1,335
Cirrus Logic, Inc. *                                       142,004           603
Conexant Systems, Inc. (a)*                                635,555           439

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
Cree, Inc. (a)*                                            134,296         3,968
Cymer, Inc. (a)*                                            55,265         1,493
Diodes, Inc. (a)*                                           46,281         1,071
DSP Group, Inc. *                                           47,711           546
Entegris, Inc. (a)*                                        210,672         1,622
FEI Co. *                                                   42,400           961
FormFactor, Inc. *                                          69,373         1,680
Hittite Microwave Corp. *                                   18,809           749
Lattice Semiconductor Corp. (a)*                           191,800           508
Micrel, Inc.                                                93,905           573
Microsemi Corp. *                                          122,819         2,790
MKS Instruments, Inc. (a)*                                  80,199         1,492
OmniVision Technologies, Inc. (a)*                          91,073         1,290
ON Semiconductor Corp. (a)*                                313,046         2,029
Photronics, Inc. (a)*                                       75,474           920
PMC-Sierra, Inc. (a)*                                      340,923         1,599
Power Integrations, Inc. *                                      62             2
RF Micro Devices, Inc. (a)*                                456,704         1,475
Semtech Corp. *                                            114,129         1,457
Sigma Designs, Inc. *                                       39,700         1,795
Silicon Image, Inc. (a)*                                   135,622           599
SiRF Technology Holdings,
  Inc. (a)*                                                 74,146         1,135
Skyworks Solutions, Inc. *                                 261,808         2,108
Spansion, Inc., Class A (a)*                                68,263           261
Standard Microsystems Corp. *                               39,092         1,170
Tessera Technologies, Inc. *                                75,090         2,941
Trident Microsystems, Inc. (a)*                             87,843           442
TriQuint Semiconductor, Inc. *                             211,300         1,002
Veeco Instruments, Inc. (a)*                                52,600           745
Vitesse Semiconductor Corp. *                              306,394           228
Zoran Corp. *                                               80,924           955
                                                                     -----------
                                                                          51,788
SOFTWARE & SERVICES 6.3%
--------------------------------------------------------------------------------
ACI Worldwide, Inc. (a)*                                    50,259           749
Acxiom Corp.                                               117,376         1,245
Advent Software, Inc. (a)*                                  28,114         1,270
ANSYS, Inc. (a)*                                           125,648         4,386
Ariba, Inc. (a)*                                           147,100         1,467
Aspen Technology, Inc. *                                   153,400         2,155
BearingPoint, Inc. (a)*                                    316,657           621
Blackbaud, Inc.                                             60,669         1,679
Blackboard, Inc. (a)*                                       38,961         1,363
CACI International, Inc., Class A *                         51,027         2,224
Clarent Corp. *                                            105,200          --
CMGI, Inc. (a)*                                             87,050         1,123
CNET Networks, Inc. *                                      222,430         1,755
CSG Systems International,
  Inc. (a)*                                                 78,045           996
DealerTrack Holdings, Inc. *                                44,336         1,195
EarthLink, Inc. *                                          195,181         1,329
Epicor Software Corp. *                                     89,100           984
Equinix, Inc. (a)*                                          48,547         3,667
Euronet Worldwide, Inc. (a)*                                79,036         2,090
Gartner, Inc. *                                            110,249         1,637
Gevity HR, Inc. (a)                                         37,581           264
Global Cash Access Holdings, Inc. (a)*                      25,118           151
Heartland Payment Systems,
  Inc. (a)                                                   6,000           146
Hewitt Associates, Inc., Class A *                         168,138         6,250
Informatica Corp. *                                        140,581         2,715
InfoSpace, Inc. (a)                                         54,879           522
Internap Network Services
  Corp. (a)*                                                64,600           570
Interwoven, Inc. *                                          77,800           986
j2 Global Communications, Inc. *                            83,928         1,839
Jack Henry & Associates, Inc. (a)                          125,520         3,085
Macrovision Corp. (a)*                                      83,851         1,408
Manhattan Associates, Inc. *                                47,647         1,181
ManTech International Corp., Class A *                      33,482         1,369
MAXIMUS, Inc. (a)                                           36,974         1,304
Mentor Graphics Corp. (a)*                                 130,767         1,079
MicroStrategy, Inc., Class A *                              15,662         1,142
Midway Games, Inc. (a)*                                     34,900            76
Move, Inc. (a)*                                            220,552           529
MPS Group, Inc. (a)*                                       165,746         1,666
NeuStar, Inc., Class A *                                   110,795         3,292
Nuance Communications, Inc. (a)*                           228,357         3,629
Openwave Systems, Inc. (a)                                 133,892           277
Perot Systems Corp., Class A *                             139,792         1,697
Progress Software Corp. *                                   68,280         2,016
Quality Systems, Inc. (a)                                   24,072           731
Quest Software, Inc. *                                     104,788         1,567
RealNetworks, Inc. *                                       188,330         1,098
SAIC, Inc. *                                               202,800         3,833
Sapient Corp. *                                            128,563           901
Secure Computing Corp. (a)*                                 88,719           794
SPSS, Inc. *                                                37,300         1,233
SRA International, Inc.,
  Class A (a)*                                              67,495         1,851
Syntel, Inc. (a)                                               883            26
Take-Two Interactive Software, Inc. (a)*                   103,504         1,702
The Ultimate Software Group,
  Inc. (a)*                                                 37,000         1,001
TIBCO Software, Inc. *                                     333,036         2,478
United Online, Inc. (a)                                    103,887         1,160
VeriFone Holdings, Inc. (a)*                                76,243         1,492
Verint Systems, Inc. *                                      41,722           772
WebMD Health Corp.,
  Class A (a)*                                              14,824           548
Websense, Inc. (a)*                                         70,904         1,453
Wind River Systems, Inc. (a)*                              118,836           997
Wright Express Corp. *                                      64,176         1,921
                                                                     -----------
                                                                          94,686
TECHNOLOGY HARDWARE & EQUIPMENT 5.2%
--------------------------------------------------------------------------------
3Com Corp. *                                               630,919         2,606
Adaptec, Inc. *                                            189,613           592
ADTRAN, Inc. (a)                                           101,505         2,112
Agilysys, Inc. (a)                                          40,290           613
Anixter International, Inc. (a)*                            47,443         3,324
Arris Group, Inc. (a)*                                     218,260         1,919

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
Avid Technology, Inc. (a)*                                  67,905         1,760
Avocent Corp. (a)*                                          69,056         1,146
AVX Corp. (a)                                              105,132         1,370
Benchmark Electronics, Inc. (a)*                           117,794         2,091
Black Box Corp. (a)                                         22,192           738
Brightpoint, Inc. (a)*                                      68,295           869
Checkpoint Systems, Inc. *                                  62,444         1,484
Cogent, Inc. (a)*                                           68,609           677
Cognex Corp.                                                61,809           946
Coherent, Inc. (a)*                                         38,100           991
CommScope, Inc. *                                            7,699           342
Comtech Telecommunications Corp. *                          37,800         1,693
Daktronics, Inc. (a)                                        38,400           787
Dolby Laboratories, Inc., Class A *                         62,229         2,681
Dycom Industries, Inc. *                                    68,932         1,628
Electro Scientific Industries,
  Inc. (a)*                                                 39,085           643
Electronics for Imaging, Inc. (a)*                          87,409         1,290
Emulex Corp. *                                             146,290         2,282
Finisar Corp. (a)*                                         360,100           576
Foundry Networks, Inc. *                                   231,824         3,199
Harmonic, Inc. *                                           114,900         1,255
Hughes Communications, Inc. (a)*                            10,000           514
Hutchinson Technology, Inc. (a)*                            30,886           487
Imation Corp. (a)                                           49,813         1,291
Insight Enterprises, Inc. *                                 74,400         1,285
InterDigital, Inc. *                                        76,594         1,548
Intermec, Inc. (a)*                                         69,240         1,379
Itron, Inc. (a)*                                            47,559         3,919
Ixia *                                                     108,640           804
KEMET Corp. (a)*                                           129,031           672
L-1 Identity Solutions, Inc. (a)*                           67,684           921
Littelfuse, Inc. *                                          40,900         1,243
MasTec, Inc. (a)*                                           73,273           612
MTS Systems Corp.                                           30,175         1,014
National Instruments Corp.                                  90,965         2,443
NETGEAR, Inc. *                                             55,300         1,474
Newport Corp. (a)*                                          55,737           585
Palm, Inc. (a)                                             165,160           895
Plantronics, Inc. (a)                                       78,493         1,499
Plexus Corp. *                                              63,162         1,427
Powerwave Technologies,
  Inc. (a)*                                                159,674           607
Rackable Systems, Inc. (a)*                                 31,589           264
Rofin-Sinar Technologies, Inc. *                            55,536         2,361
Rogers Corp. (a)*                                           23,367           729
ScanSource, Inc. (a)*                                       33,778         1,069
Smart Modular Technologies (WWH), Inc. *                    82,600           682
Sonus Networks, Inc. (a)*                                  388,758         1,590
Sycamore Networks, Inc. (a)*                               283,415           958
Synaptics, Inc. (a)*                                        42,200         1,118
Technitrol, Inc.                                            64,743         1,467
Tekelec (a)*                                               110,627         1,326
UTStarcom, Inc. (a)*                                       163,663           453
ViaSat, Inc. *                                              42,919           891
                                                                     -----------
                                                                          77,141
TELECOMMUNICATION SERVICES 0.9%
--------------------------------------------------------------------------------
Alaska Communication Systems Group, Inc.                    75,300         1,057
Cincinnati Bell, Inc. (a)*                                 395,445         1,534
General Communication, Inc., Class A *                      71,100           513
IDT Corp., Class B (a)                                      76,705           532
Iowa Telecommunications Services, Inc. (a)                  50,800           783
iPCS, Inc.                                                  17,100           440
PAETEC Holding Corp. (a)*                                   98,700           939
Premiere Global Services, Inc. *                           128,800         1,570
Time Warner Telecom, Inc.,
  Class A (a)*                                             190,408         3,328
United States Cellular Corp. *                              29,840         2,122
USA Mobility, Inc. (a)*                                     50,109           602
                                                                     -----------
                                                                          13,420
TRANSPORTATION 2.2%
--------------------------------------------------------------------------------
AirTran Holdings, Inc. (a)*                                125,398         1,082
Alaska Air Group, Inc. (a)*                                 54,009         1,366
AMERCO (a)*                                                 13,104           910
American Commercial Lines,
  Inc. (a)*                                                 78,802         1,597
Arkansas Best Corp. (a)                                     42,972         1,323
Atlas Air Worldwide Holdings,
  Inc. (a)*                                                 22,100         1,104
Dollar Thrifty Automotive Group, Inc. *                     36,658           895
Eagle Bulk Shipping, Inc. (a)                               55,500         1,372
Forward Air Corp. (a)                                       41,682         1,292
Genesee & Wyoming, Inc.,
  Class A *                                                 65,972         1,802
Heartland Express, Inc. (a)                                 89,952         1,462
Hub Group, Inc., Class A *                                  60,892         1,774
JetBlue Airways Corp. (a)*                                 285,303         1,971
Kirby Corp. *                                               86,434         3,974
Knight Transportation, Inc. (a)                             80,288         1,378
Macquarie Infrastructure Co., LLC                           60,251         1,992
Old Dominion Freight Line,
  Inc. (a)*                                                 42,989         1,253
Pacer International, Inc.                                   52,018           891
Republic Airways Holdings, Inc. *                           54,900         1,096
SkyWest, Inc.                                               99,012         2,576
Werner Enterprises, Inc. (a)                                67,643         1,378
                                                                     -----------
                                                                          32,488
UTILITIES 3.4%
--------------------------------------------------------------------------------
ALLETE, Inc. (a)                                            40,690         1,566
American States Water Co. (a)                               21,500           741
Amerigas Partners L.P. (a)                                  59,000         1,962
Aquila, Inc. *                                             576,791         2,024
Avista Corp. (a)                                            86,012         1,733
Black Hills Corp.                                           61,798         2,394
California Water Service
  Group (a)                                                 27,487           957
CH Energy Group, Inc. (a)                                   21,297           822
Cleco Corp. (a)                                             79,915         2,066
El Paso Electric Co. *                                      73,016         1,711

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
Ferrellgas Partners L.P. (a)                                58,100         1,269
IDACORP, Inc. (a)                                           70,798         2,311
ITC Holdings Corp.                                          50,356         2,661
MGE Energy, Inc. (a)                                        33,860         1,109
New Jersey Resources Corp. (a)                              45,609         2,139
Northwest Natural Gas Co. (a)                               44,895         2,125
NorthWestern Corp. (a)                                      54,912         1,587
Otter Tail Corp. (a)                                        45,409         1,479
Piedmont Natural Gas Co., Inc. (a)                         105,477         2,644
Portland General Electric Co.                               41,300         1,018
South Jersey Industries, Inc.                               45,960         1,610
Southwest Gas Corp. (a)                                     68,496         1,956
Suburban Propane Partners L.P.                              47,200         1,939
The Empire District Electric Co. (a)                        46,600         1,033
The Laclede Group, Inc.                                     27,877           936
UIL Holdings Corp.                                          36,075         1,232
Unisource Energy Corp.                                      49,917         1,467
Vectren Corp. (a)                                          120,317         3,303
WGL Holdings, Inc. (a)                                      79,661         2,568
                                                                     -----------
                                                                          50,362
                                                                     -----------
TOTAL COMMON STOCK
(COST $1,358,953)                                                      1,447,407
                                                                     -----------
FOREIGN COMMON STOCK 0.6% OF NET ASSETS

BERMUDA 0.6%
--------------------------------------------------------------------------------

CONSUMER DURABLES & APPAREL 0.1%
Helen of Troy Ltd. *                                        50,500           859

INSURANCE 0.5%
Assured Guaranty Ltd.                                       64,537         1,527
Enstar Group Ltd. *                                          3,900           405
Max Capital Group Ltd.                                      98,984         2,810
Platinum Underwriters Holdings Ltd.                         96,857         3,269
                                                                     -----------
                                                                           8,011
SOFTWARE & SERVICES 0.0%
VistaPrint Ltd. (a)*                                         5,600           208
                                                                     -----------
TOTAL FOREIGN COMMON STOCK
(COST $8,876)                                                              9,078
                                                                     -----------


SECURITY                                               FACE AMOUNT      VALUE
          RATE, MATURITY DATE                          ($ X 1,000)   ($ X 1,000)
SHORT-TERM INVESTMENTS 2.1% OF NET ASSETS

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 2.0%
--------------------------------------------------------------------------------
Wachovia, London
   Time Deposit
   2.93%, 02/01/08                                          29,983        29,983

U.S. TREASURY OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   2.92%, 03/20/08 (b)                                          30            30
   3.27%, 03/20/08 (b)                                          85            85
   3.10%, 03/20/08 (b)                                         115           115
   3.25%, 03/20/08 (b)                                         370           368
   3.24%, 03/20/08 (b)                                         255           254
   3.13%, 03/20/08 (b)                                         230           229
   1.73%, 03/20/08 (b)                                         220           219
   2.86%, 03/20/08 (b)                                         222           221
                                                                     -----------
                                                                           1,521
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $31,504)                                                            31,504
                                                                     -----------

END OF INVESTMENTS.

                                                         NUMBER OF      VALUE
SECURITY                                                  SHARES     ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 36.2% OF NET ASSETS

Securities Lending Investment Fund, a series of
   the Brown Brothers Invesment Trust                  539,782,608       539,783

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

(All dollar amounts are x 1,000)

At 01/31/08 the tax basis cost of the fund's investments was $1,399,847 and the unrealized appreciation and depreciation were $326,718 and ($238,576), respectively, with a net unrealized appreciation of $88,142.

  * Non-income producing security.
(a) All or a portion of this security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 01/31/08. All numbers are x1,000 except number of futures contracts.

                                         NUMBER OF       CONTRACT     UNREALIZED
                                         CONTRACTS         VALUE         GAINS
FUTURES CONTRACT

Russell 2000 Index, e-mini, Long,
expires 03/20/08                               340         24,310            23

SCHWAB CAPITAL TRUST
SCHWAB MARKETTRACK GROWTH PORTFOLIO(TM)

PORTFOLIO HOLDINGS As of January 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 16.0%  COMMON STOCK                                     69,408         122,049
 83.5%  OTHER INVESTMENT COMPANIES                      542,299         635,397
  0.5%  SHORT-TERM INVESTMENT                             3,865           3,865
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                               615,572         761,311
  0.0%  OTHER ASSETS AND
        LIABILITIES, NET                                                     (7)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                761,304

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
COMMON STOCK 16.0% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.1%
--------------------------------------------------------------------------------
Ford Motor Co. *                                         18,103              120
General Motors Corp.                                      5,425              154
Harley-Davidson, Inc.                                     3,000              122
Johnson Controls, Inc.                                    5,400              191
The Goodyear Tire & Rubber Co.*                           1,600               40
                                                                     -----------
                                                                             627

BANKS 0.6%
--------------------------------------------------------------------------------
BB&T Corp.                                                5,300              192
Comerica, Inc.                                            1,700               74
Commerce Bancorp, Inc.                                    1,800               69
Countrywide Financial Corp.                               5,298               37
Fannie Mae                                                9,400              318
Fifth Third Bancorp                                       5,369              146
First Horizon National Corp.                              1,200               26
Freddie Mac                                               6,600              201
Hudson City Bancorp, Inc.                                 3,500               57
Huntington Bancshares, Inc.                               2,262               30
KeyCorp                                                   4,400              115
M&T Bank Corp.                                              998               92
Marshall & Ilsley Corp.                                   2,056               57
MGIC Investment Corp.                                       900               17
National City Corp.                                       6,100              109
PNC Financial Services Group, Inc.                        2,800              184
Regions Financial Corp.                                   7,173              181
Sovereign Bancorp, Inc.                                   3,885               49
SunTrust Banks, Inc.                                      3,500              241
U.S. Bancorp                                             17,972              610
Wachovia Corp.                                           18,552              722
Washington Mutual, Inc.                                   9,843              196
Wells Fargo & Co.                                        33,230            1,130
Zions Bancorp                                               900               49
                                                                     -----------
                                                                           4,902

CAPITAL GOODS 1.5%
--------------------------------------------------------------------------------
3M Co.                                                    7,600              605
Caterpillar, Inc.                                         6,600              469
Cooper Industries Ltd., Class A                           1,800               80
Cummins, Inc.                                             1,600               77
Danaher Corp.                                             2,800              208
Deere & Co.                                               4,600              404
Dover Corp.                                               2,000               81
Eaton Corp.                                               1,400              116
Emerson Electric Co.                                      8,000              407
Fluor Corp.                                                 800               97
General Dynamics Corp.                                    4,000              338
General Electric Co.                                    102,700            3,637
Goodrich Corp.                                            1,100               69
Honeywell International, Inc.                             8,437              498
Illinois Tool Works, Inc.                                 4,200              212
Ingersoll-Rand Co., Ltd., Class A                         3,300              130
ITT Corp.                                                 1,800              107
Jacobs Engineering Group, Inc. *                          1,200               92
L-3 Communications Holdings, Inc.                         1,100              122
Lockheed Martin Corp.                                     3,900              421
Masco Corp.                                               4,500              103
Northrop Grumman Corp.                                    3,592              285
PACCAR, Inc.                                              3,543              166
Pall Corp.                                                1,000               37
Parker Hannifin Corp.                                     1,725              117
Precision Castparts Corp.                                 1,400              159
Raytheon Co.                                              4,500              293
Rockwell Automation, Inc.                                 1,900              108
Rockwell Collins, Inc.                                    1,900              120
Terex Corp. *                                               800               47
Textron, Inc.                                             3,000              168
The Boeing Co.                                            8,078              672
The Manitowoc Co., Inc.                                   1,300               50
Trane, Inc.                                               2,100               94
Tyco International Ltd.                                   4,950              195
United Technologies Corp.                                10,000              734
W.W. Grainger, Inc.                                         900               72
                                                                     -----------
                                                                          11,590

COMMERCIAL SERVICES & SUPPLIES 0.1%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                           3,100               31
Avery Dennison Corp.                                      1,200               62
Cintas Corp.                                              1,638               54
Equifax, Inc.                                             1,200               44
Monster Worldwide, Inc. *                                   954               27
Pitney Bowes, Inc.                                        2,300               84
R.R. Donnelley & Sons Co.                                 2,100               73
Robert Half International, Inc.                           1,700               47
Waste Management, Inc.                                    5,517              179
                                                                     -----------
                                                                             601

CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
Brunswick Corp.                                             900               17

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Centex Corp.                                              1,200               33
Coach, Inc. *                                             3,600              116
D.R. Horton, Inc.                                         2,660               46
Eastman Kodak Co.                                         3,100               62
Fortune Brands, Inc.                                      1,400               98
Harman International Industries, Inc.                       700               33
Hasbro, Inc.                                              1,650               43
Jones Apparel Group, Inc.                                 1,200               20
KB Home                                                     800               22
Leggett & Platt, Inc.                                     2,000               38
Lennar Corp., Class A                                     1,300               27
Liz Claiborne, Inc.                                       1,200               26
Mattel, Inc.                                              4,150               87
Newell Rubbermaid, Inc.                                   2,745               66
NIKE, Inc., Class B                                       4,600              284
Polo Ralph Lauren Corp.                                     500               30
Pulte Homes, Inc.                                         2,400               39
Snap-on, Inc.                                               600               30
The Black & Decker Corp.                                    900               65
The Stanley Works                                           600               31
VF Corp.                                                  1,200               93
Whirlpool Corp.                                             907               77
                                                                     -----------
                                                                           1,383

CONSUMER SERVICES 0.3%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                             1,700              136
Carnival Corp.                                            4,300              191
Darden Restaurants, Inc.                                  1,800               51
H&R Block, Inc.                                           3,400               66
International Game Technology                             3,400              145
Marriott International, Inc., Class A                     3,900              140
McDonald's Corp.                                         12,400              664
Starbucks Corp. *                                         7,920              150
Starwood Hotels & Resorts Worldwide, Inc.                 1,900               86
Wendy's International, Inc.                               1,000               24
Wyndham Worldwide Corp.                                   1,986               47
Yum! Brands, Inc.                                         6,240              213
                                                                     -----------
                                                                           1,913

DIVERSIFIED FINANCIALS 1.4%
--------------------------------------------------------------------------------
American Capital Strategies Ltd.                            900               32
American Express Co.                                     12,300              607
Ameriprise Financial, Inc.                                2,300              127
Bank of America Corp.                                    45,610            2,023
Bank of New York Mellon Corp.                            10,986              512
Capital One Financial Corp.                               2,900              159
CIT Group, Inc.                                           2,000               56
Citigroup, Inc.                                          49,392            1,394
CME Group, Inc.                                             340              211
Discover Financial Services                               5,450               95
E*TRADE Financial Corp. *                                 3,500               17
Federated Investors, Inc., Class B                        1,100               47
Franklin Resources, Inc.                                  1,500              156
IntercontinentalExchange, Inc. *                            700               98
Janus Capital Group, Inc.                                 2,200               60
JPMorgan Chase & Co.                                     34,915            1,660
Legg Mason, Inc.                                          1,200               86
Lehman Brothers Holdings, Inc.                            5,200              334
Leucadia National Corp.                                   1,500               66
Merrill Lynch & Co., Inc.                                 8,800              496
Moody's Corp.                                             3,000              105
Morgan Stanley                                           10,900              539
Northern Trust Corp.                                      2,200              161
NYSE Euronext                                             2,500              197
SLM Corp.                                                 4,110               89
State Street Corp.                                        3,300              271
T. Rowe Price Group, Inc.                                 2,400              121
The Bear Stearns Cos., Inc.                               1,082               98
The Charles Schwab Corp. (a)                             11,242              251
The Goldman Sachs Group, Inc.                             4,179              839
                                                                     -----------
                                                                          10,907

ENERGY 1.9%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                  4,836              283
Apache Corp.                                              3,308              316
Baker Hughes, Inc.                                        3,360              218
BJ Services Co.                                           3,000               65
Cameron International Corp. *                             2,200               89
Chesapeake Energy Corp.                                   3,600              134
Chevron Corp.                                            21,635            1,828
ConocoPhillips                                           16,440            1,320
CONSOL Energy, Inc.                                       1,800              131
Devon Energy Corp.                                        4,600              391
El Paso Corp.                                             6,306              104
ENSCO International, Inc.                                 1,100               56
EOG Resources, Inc.                                       2,256              197
Exxon Mobil Corp.                                        57,298            4,951
Halliburton Co.                                           9,916              329
Hess Corp.                                                2,520              229
Marathon Oil Corp.                                        7,178              336
Murphy Oil Corp.                                          1,600              118
Nabors Industries Ltd. *                                  2,800               76
National-Oilwell Varco, Inc. *                            3,200              193
Noble Corp.                                               2,600              114
Noble Energy                                              1,500              109
Occidental Petroleum Corp.                                7,800              529
Patriot Coal Corp. *                                        190                8
Peabody Energy Corp.                                      1,900              103
Range Resources Corp.                                     1,300               68
Rowan Cos., Inc.                                          1,100               37
Schlumberger Ltd.                                        11,400              860
Smith International, Inc.                                 1,900              103
Spectra Energy Corp.                                      5,674              130
Sunoco, Inc.                                              1,400               87
Tesoro Corp.                                              1,400               55
The Williams Cos., Inc.                                   5,000              160
Transocean, Inc. *                                        2,689              330
Valero Energy Corp.                                       6,000              355
Weatherford International Ltd. *                          2,720              168
XTO Energy, Inc.                                          4,166              216
                                                                     -----------
                                                                          14,796

FOOD & STAPLES RETAILING 0.4%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                    4,400              299
CVS/Caremark Corp.                                       15,264              596
Safeway, Inc.                                             4,200              130
Supervalu, Inc.                                           2,043               61

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Sysco Corp.                                               6,200              180
The Kroger Co.                                            7,200              183
Wal-Mart Stores, Inc.                                    24,800            1,262
Walgreen Co.                                              9,900              348
Whole Foods Market, Inc.                                  1,000               40
                                                                     -----------
                                                                           3,099

FOOD, BEVERAGE & TOBACCO 0.9%
--------------------------------------------------------------------------------
Altria Group, Inc.                                       20,300            1,539
Anheuser-Busch Cos., Inc.                                 7,800              363
Archer-Daniels-Midland Co.                                6,532              288
Brown-Forman Corp., Class B                                 904               57
Campbell Soup Co.                                         1,800               57
Coca-Cola Enterprises, Inc.                               4,000               92
ConAgra Foods, Inc.                                       4,900              106
Constellation Brands, Inc., Class A *                     1,920               40
Dean Foods Co.                                            1,300               36
General Mills, Inc.                                       3,576              195
H.J. Heinz Co.                                            3,400              145
Kellogg Co.                                               2,500              120
Kraft Foods, Inc., Class A                               14,048              411
McCormick & Co., Inc.                                     1,400               47
Molson Coors Brewing Co., Class B                         1,600               71
PepsiCo, Inc.                                            16,460            1,122
Reynolds American, Inc.                                   2,284              145
Sara Lee Corp.                                            7,600              107
The Coca-Cola Co.                                        20,600            1,219
The Hershey Co.                                           1,700               62
The Pepsi Bottling Group, Inc.                            1,932               67
Tyson Foods, Inc., Class A                                2,500               36
UST, Inc.                                                 1,600               83
Wm. Wrigley Jr. Co.                                       2,375              136
                                                                     -----------
                                                                           6,544

HEALTH CARE EQUIPMENT & SERVICES 0.7%
--------------------------------------------------------------------------------
Aetna, Inc.                                               5,696              303
AmerisourceBergen Corp.                                   2,000               93
Baxter International, Inc.                                6,100              370
Becton, Dickinson & Co.                                   2,600              225
Boston Scientific Corp. *                                10,887              132
C.R. Bard, Inc.                                           1,000               97
Cardinal Health, Inc.                                     4,100              238
CIGNA Corp.                                               4,200              206
Coventry Health Care, Inc. *                              1,650               93
Covidien Ltd.                                             4,950              221
Express Scripts, Inc. *                                   3,200              216
Hospira, Inc. *                                           1,530               63
Humana, Inc. *                                            1,400              112
IMS Health, Inc.                                          2,300               55
Laboratory Corp. of America Holdings *                    1,300               96
McKesson Corp.                                            2,654              167
Medco Health Solutions, Inc. *                            5,282              264
Medtronic, Inc.                                          11,800              549
Patterson Cos., Inc. *                                    1,300               42
Quest Diagnostics, Inc.                                   1,802               89
St. Jude Medical, Inc. *                                  3,500              142
Stryker Corp.                                             2,884              193
Tenet Healthcare Corp. *                                  4,650               21
UnitedHealth Group, Inc.                                 12,600              641
Varian Medical Systems, Inc. *                              900               47
WellPoint, Inc. *                                         5,902              462
Zimmer Holdings, Inc. *                                   2,300              180
                                                                     -----------
                                                                           5,317

HOUSEHOLD & PERSONAL PRODUCTS 0.4%
--------------------------------------------------------------------------------
Avon Products, Inc.                                       4,800              168
Colgate-Palmolive Co.                                     5,300              408
Kimberly-Clark Corp.                                      4,960              326
The Clorox Co.                                            1,500               92
The Estee Lauder Cos., Inc., Class A                      1,100               46
The Procter & Gamble Co.                                 31,717            2,092
                                                                     -----------
                                                                           3,132

INSURANCE 0.7%
--------------------------------------------------------------------------------
ACE Ltd.                                                  2,500              146
AFLAC, Inc.                                               5,200              319
Ambac Financial Group, Inc.                               1,015               12
American International Group, Inc.                       25,551            1,409
Aon Corp.                                                 2,625              114
Assurant, Inc.                                            1,000               65
Cincinnati Financial Corp.                                1,984               76
Genworth Financial, Inc., Class A                         3,700               90
Lincoln National Corp.                                    3,168              172
Loews Corp.                                               4,800              224
Marsh & McLennan Cos., Inc.                               5,200              144
MBIA, Inc.                                                1,350               21
MetLife, Inc.                                             7,310              431
Principal Financial Group, Inc.                           3,065              183
Prudential Financial, Inc.                                5,200              439
SAFECO Corp.                                              1,100               59
The Allstate Corp.                                        6,700              330
The Chubb Corp.                                           3,800              197
The Hartford Financial Services Group, Inc.               2,900              234
The Progressive Corp.                                     8,400              156
The Travelers Cos., Inc.                                  6,453              310
Torchmark Corp.                                           1,100               67
Unum Group                                                2,349               53
XL Capital Ltd., Class A                                  1,300               59
                                                                     -----------
                                                                           5,310

MATERIALS 0.5%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                            2,300              207
Alcoa, Inc.                                               8,472              280
Allegheny Technologies, Inc.                                735               52
Ashland, Inc.                                               800               36
Ball Corp.                                                  800               37
Bemis Co., Inc.                                           1,000               27
E.I. du Pont de Nemours & Co.                             9,592              433
Eastman Chemical Co.                                        800               53
Ecolab, Inc.                                              2,200              106
Freeport-McMoRan Copper & Gold, Inc.                      2,919              260
Hercules, Inc.                                              900               16

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
International Flavors & Fragrances, Inc.                  1,100               47
International Paper Co.                                   4,846              156
MeadWestvaco Corp.                                        1,970               55
Monsanto Co.                                              4,986              561
Newmont Mining Corp.                                      4,201              228
Nucor Corp.                                               3,600              208
Pactiv Corp. *                                            1,500               43
PPG Industries, Inc.                                      1,700              112
Praxair, Inc.                                             3,200              259
Rohm & Haas Co.                                           1,505               80
Sealed Air Corp.                                          1,764               46
Sigma-Aldrich Corp.                                       1,200               60
The Dow Chemical Co.                                      9,394              363
Titanium Metals Corp.                                       900               20
United States Steel Corp.                                   900               92
Vulcan Materials Co.                                        800               63
Weyerhaeuser Co.                                          2,300              156
                                                                     -----------
                                                                           4,056

MEDIA 0.5%
--------------------------------------------------------------------------------
CBS Corp., Class B                                        7,905              199
Clear Channel Communications, Inc.                        5,217              160
Comcast Corp., Class A *                                 31,764              577
Gannett Co., Inc.                                         2,500               93
Meredith Corp.                                              500               24
News Corp., Class A                                      24,300              459
Omnicom Group, Inc.                                       3,600              163
The DIRECTV Group, Inc. *                                 5,400              122
The E.W. Scripps Co., Class A                               800               33
The Interpublic Group of Cos., Inc.*                      3,700               33
The McGraw-Hill Cos., Inc.                                3,800              162
The New York Times Co., Class A                           1,400               23
The Walt Disney Co.                                      20,119              602
The Washington Post Co., Class B                             25               19
Time Warner, Inc.                                        39,250              618
Viacom, Inc., Class B *                                   6,905              268
                                                                     -----------
                                                                           3,555

PHARMACEUTICALS & BIOTECHNOLOGY 1.2%
--------------------------------------------------------------------------------
Abbott Laboratories                                      15,300              861
Allergan, Inc.                                            2,600              175
Amgen, Inc. *                                            12,138              565
Applied Biosystems Group-Applera Corp.                    2,000               63
Barr Pharmaceuticals, Inc. *                              1,100               57
Biogen Idec, Inc. *                                       3,125              190
Bristol-Myers Squibb Co.                                 19,000              441
Celgene Corp. *                                           2,600              146
Eli Lilly & Co.                                           9,900              510
Forest Laboratories, Inc. *                               3,400              135
Genzyme Corp. *                                           2,400              188
Gilead Sciences, Inc. *                                   8,600              393
Johnson & Johnson                                        29,254            1,851
King Pharmaceuticals, Inc. *                              2,133               22
Merck & Co., Inc.                                        21,600            1,000
Millipore Corp. *                                           400               28
Mylan, Inc.                                               2,600               39
PerkinElmer, Inc.                                         1,000               25
Pfizer, Inc.                                             73,476            1,719
Schering-Plough Corp.                                    14,100              276
Thermo Fisher Scientific, Inc. *                          3,530              182
Waters Corp. *                                            1,300               75
Watson Pharmaceuticals, Inc. *                            1,000               26
Wyeth                                                    13,100              521
                                                                     -----------
                                                                           9,488

REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Apartment Investment & Management Co., Class A              900               36
AvalonBay Communities, Inc.                                 600               56
Boston Properties, Inc.                                     800               74
CB Richard Ellis Group, Inc., Class A *                   1,300               25
Developers Diversified Realty Corp.                       1,200               49
Equity Residential                                        2,600               97
General Growth Properties, Inc.                           2,400               88
Host Hotels & Resorts, Inc.                               5,000               84
Kimco Realty Corp.                                          431               15
Plum Creek Timber Co., Inc.                               1,700               71
ProLogis                                                  1,700              101
Public Storage                                              800               63
Simon Property Group, Inc.                                2,200              197
Vornado Realty Trust                                      1,200              108
                                                                     -----------
                                                                           1,064

RETAILING 0.5%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                            800               64
Amazon.com, Inc. *                                        3,000              233
AutoNation, Inc. *                                        2,190               36
AutoZone, Inc. *                                            800               97
Bed Bath & Beyond, Inc. *                                 2,800               90
Best Buy Co., Inc.                                        4,505              220
Big Lots, Inc. *                                          1,100               19
Circuit City Stores, Inc.                                 2,000               11
Dillard's, Inc., Class A                                    500               10
Expedia, Inc. *                                           2,000               46
Family Dollar Stores, Inc.                                1,700               36
GameStop Corp., Class A *                                 1,600               83
Genuine Parts Co.                                         1,800               79
IAC/InterActiveCorp *                                     1,600               41
J.C. Penney Co., Inc.                                     2,800              133
Kohl's Corp. *                                            3,200              146
Limited Brands, Inc.                                      3,738               71
Lowe's Cos., Inc.                                        15,200              402
Macy's, Inc.                                              5,144              142
Nordstrom, Inc.                                           2,600              101
Office Depot, Inc. *                                      3,300               49
OfficeMax, Inc.                                             700               17
RadioShack Corp.                                          1,900               33
Sears Holdings Corp. *                                    1,000              110
Staples, Inc.                                             7,125              171
Target Corp.                                              8,800              489
The Gap, Inc.                                             5,300              101
The Home Depot, Inc.                                     18,936              581
The Sherwin-Williams Co.                                  1,200               69

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
The TJX Cos., Inc.                                        5,200              164
Tiffany & Co.                                             1,400               56
                                                                     -----------
                                                                           3,900

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.4%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                            3,840               29
Altera Corp.                                              3,680               62
Analog Devices, Inc.                                      3,400               96
Applied Materials, Inc.                                  16,200              290
Broadcom Corp., Class A *                                 4,350               96
Intel Corp.                                              59,030            1,251
KLA-Tencor Corp.                                          1,800               75
Linear Technology Corp.                                   3,000               83
LSI Corp. *                                               3,000               16
MEMC Electronic Materials, Inc. *                         2,000              143
Microchip Technology, Inc.                                2,000               64
Micron Technology, Inc. *                                 5,400               38
National Semiconductor Corp.                              3,400               63
Novellus Systems, Inc. *                                  1,325               32
NVIDIA Corp. *                                            4,200              103
Teradyne, Inc. *                                          1,700               19
Texas Instruments, Inc.                                  14,800              458
Xilinx, Inc.                                              3,200               70
                                                                     -----------
                                                                           2,988

SOFTWARE & SERVICES 1.0%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                     4,800              168
Affiliated Computer Services, Inc., Class A *             1,271               62
Akamai Technologies, Inc. *                               1,600               48
Autodesk, Inc. *                                          2,400               99
Automatic Data Processing, Inc.                           5,700              231
BMC Software, Inc. *                                      2,400               77
CA, Inc.                                                  5,625              124
Citrix Systems, Inc. *                                    1,800               62
Cognizant Technology Solutions Corp., Class A *           2,800               78
Computer Sciences Corp. *                                 1,680               71
Compuware Corp. *                                         3,600               31
Convergys Corp. *                                         1,354               21
eBay, Inc. *                                             11,036              297
Electronic Arts, Inc. *                                   2,866              136
Electronic Data Systems Corp.                             4,600               92
Fidelity National Information Services, Inc.              1,600               68
Fiserv, Inc. *                                            1,800               92
Google, Inc., Class A *                                   2,100            1,185
Intuit, Inc. *                                            3,944              121
Microsoft Corp.                                          86,420            2,817
Novell, Inc. *                                            3,200               20
Oracle Corp. *                                           38,295              787
Paychex, Inc.                                             3,600              118
Symantec Corp. *                                          9,321              167
Total System Services, Inc.                               2,000               46
Unisys Corp. *                                            3,100               13
VeriSign, Inc. *                                          2,500               85
Western Union Co.                                         7,888              177
Yahoo!, Inc. *                                           12,600              242
                                                                     -----------
                                                                           7,535

TECHNOLOGY HARDWARE & EQUIPMENT 1.2%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                              4,437              150
Apple, Inc. *                                             8,000            1,083
Ciena Corp. *                                               457               12
Cisco Systems, Inc. *                                    61,500            1,507
Corning, Inc.                                            13,900              335
Dell, Inc. *                                             23,740              476
EMC Corp. *                                              23,186              368
Hewlett-Packard Co.                                      28,403            1,243
International Business Machines Corp.                    15,620            1,677
Jabil Circuit, Inc.                                       1,998               26
JDS Uniphase Corp. *                                      1,573               16
Juniper Networks, Inc. *                                  4,200              114
Lexmark International, Inc., Class A *                    1,300               47
Molex, Inc.                                               1,875               45
Motorola, Inc.                                           24,131              278
Network Appliance, Inc. *                                 3,400               79
QLogic Corp. *                                            1,738               25
QUALCOMM, Inc.                                           16,200              687
SanDisk Corp. *                                           1,800               46
Sun Microsystems, Inc. *                                  7,700              135
Tellabs, Inc. *                                           4,000               27
Teradata Corp. *                                          2,000               48
Tyco Electronics Ltd.                                     4,950              167
Xerox Corp.                                               9,400              145
                                                                     -----------
                                                                           8,736

TELECOMMUNICATION SERVICES 0.6%
--------------------------------------------------------------------------------
American Tower Corp., Class A *                           4,100              154
AT&T, Inc.                                               61,655            2,373
CenturyTel, Inc.                                          1,350               50
Citizens Communications Co.                               2,576               29
Embarq Corp.                                              1,428               64
Qwest Communications International, Inc.                 15,773               93
Sprint Nextel Corp.                                      28,569              301
Verizon Communications, Inc.                             27,258            1,059
Windstream Corp.                                          3,856               45
                                                                     -----------
                                                                           4,168

TRANSPORTATION 0.3%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                        3,800              329
C.H. Robinson Worldwide, Inc.                             1,700               94
CSX Corp.                                                 4,400              213
Expeditors International of Washington, Inc.              2,000               95
FedEx Corp.                                               2,920              273
Norfolk Southern Corp.                                    3,600              196
Ryder System, Inc.                                          400               21
Southwest Airlines Co.                                    7,480               88
Union Pacific Corp.                                       2,500              312
United Parcel Service, Inc., Class B                     10,818              791
                                                                     -----------
                                                                           2,412

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
UTILITIES 0.5%
--------------------------------------------------------------------------------
Allegheny Energy, Inc.                                    1,070               59
Ameren Corp.                                              1,800               81
American Electric Power Co., Inc.                         3,860              165
CenterPoint Energy, Inc.                                  2,949               47
CMS Energy Corp.                                          1,000               16
Consolidated Edison, Inc.                                 2,100               91
Constellation Energy Group                                1,700              160
Dominion Resources, Inc.                                  5,756              247
DTE Energy Co.                                            1,700               72
Duke Energy Corp.                                        11,348              212
Dynegy, Inc., Class A *                                   3,100               22
Edison International                                      3,200              167
Entergy Corp.                                             2,100              227
Exelon Corp.                                              6,524              497
FirstEnergy Corp.                                         3,195              228
FPL Group, Inc.                                           3,800              245
Integrys Energy Group, Inc.                                 165                8
Nicor, Inc.                                                 500               20
NiSource, Inc.                                            2,646               50
Pepco Holdings, Inc.                                      2,000               51
PG&E Corp.                                                4,000              164
Pinnacle West Capital Corp.                                 800               31
PPL Corp.                                                 3,600              176
Progress Energy, Inc.                                     2,475              112
Public Service Enterprise Group, Inc.                     2,300              221
Questar Corp.                                             1,200               61
Sempra Energy                                             2,103              118
Southern Co.                                              7,200              262
TECO Energy, Inc.                                         1,300               22
The AES Corp. *                                           6,000              114
Xcel Energy, Inc.                                         3,850               80
                                                                     -----------
                                                                           4,026
                                                                     -----------
TOTAL COMMON STOCK
(COST $69,408)                                                           122,049
                                                                     -----------

OTHER INVESTMENT COMPANIES 83.5% OF NET ASSETS

Schwab Institutional Select S&P 500 Fund (a)         17,444,440          189,970
Schwab International Index Fund, Select Shares
   (a)                                                6,824,357          150,204
Schwab Small-Cap Index Fund, Select Shares (a)        8,223,073          152,045
Schwab Total Bond Market Fund (a)                    11,609,658          114,355
Schwab Value Advantage Money Fund, Institutional
   Shares (a)                                        28,822,891           28,823
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $542,299)                                                          635,397
                                                                     -----------

SECURITY                                            FACE AMOUNT         VALUE
          RATE, MATURITY DATE                       ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENT 0.5% OF NET ASSETS

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 0.5%
--------------------------------------------------------------------------------
Wachovia, London Time Deposit
   2.93%, 02/01/08                                        3,865            3,865
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $3,865)                                                              3,865
                                                                     -----------


END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 01/31/08, the tax basis cost of the fund's investments was $620,703 and the unrealized appreciation and depreciation were $148,878 and ($8,270), respectively, with a net unrealized appreciation of $140,608.

  * Non-income producing security.
(a) Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB MARKETTRACK BALANCED PORTFOLIO(TM)

PORTFOLIO HOLDINGS As of January 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 14.6%   COMMON STOCK                                   47,023            81,584
 82.9%   OTHER INVESTMENT COMPANIES                    407,474           463,897
  2.4%   SHORT-TERM INVESTMENT                          13,114            13,114
--------------------------------------------------------------------------------
 99.9%   TOTAL INVESTMENTS                             467,611           558,595
  0.1%   OTHER ASSETS AND
         LIABILITIES, NET                                                    714
--------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                                559,309

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
COMMON STOCK 14.6% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.1%
--------------------------------------------------------------------------------
Ford Motor Co. *                                           12,185             81
General Motors Corp.                                        3,650            103
Harley-Davidson, Inc.                                       1,700             69
Johnson Controls, Inc.                                      3,600            128
The Goodyear Tire & Rubber Co. *                            1,600             40
                                                                     -----------
                                                                             421
BANKS 0.6%
--------------------------------------------------------------------------------
BB&T Corp.                                                  3,600            131
Comerica, Inc.                                              1,100             48
Commerce Bancorp, Inc.                                      1,200             46
Countrywide Financial Corp.                                 3,498             24
Fannie Mae                                                  6,300            213
Fifth Third Bancorp                                         4,058            110
First Horizon National Corp.                                  800             17
Freddie Mac                                                 4,500            137
Hudson City Bancorp, Inc.                                   2,400             39
Huntington Bancshares, Inc.                                 1,597             21
KeyCorp                                                     3,000             78
M&T Bank Corp.                                                500             46
Marshall & Ilsley Corp.                                     1,344             38
MGIC Investment Corp.                                         700             13
National City Corp.                                         4,100             73
PNC Financial Services Group, Inc.                          2,100            138
Regions Financial Corp.                                     5,151            130
Sovereign Bancorp, Inc.                                     1,890             24
SunTrust Banks, Inc.                                        2,300            159
U.S. Bancorp                                               11,654            396
Wachovia Corp.                                             12,596            490
Washington Mutual, Inc.                                     6,234            124
Wells Fargo & Co.                                          22,470            764
Zions Bancorp                                                 600             33
                                                                     -----------
                                                                           3,292
CAPITAL GOODS 1.4%
--------------------------------------------------------------------------------
3M Co.                                                      5,000            398
Caterpillar, Inc.                                           4,300            306
Cooper Industries Ltd., Class A                             1,600             71
Cummins, Inc.                                               1,200             58
Danaher Corp.                                               2,000            149
Deere & Co.                                                 3,000            263
Dover Corp.                                                 1,400             56
Eaton Corp.                                                 1,000             83
Emerson Electric Co.                                        5,600            285
Fluor Corp.                                                   500             61
General Dynamics Corp.                                      2,600            220
General Electric Co.                                       68,560          2,428
Goodrich Corp.                                                700             44
Honeywell International, Inc.                               5,700            337
Illinois Tool Works, Inc.                                   2,800            141
Ingersoll-Rand Co., Ltd., Class A                           2,200             87
ITT Corp.                                                   1,400             83
Jacobs Engineering Group, Inc. *                              800             61
L-3 Communications Holdings, Inc.                             700             78
Lockheed Martin Corp.                                       2,400            259
Masco Corp.                                                 3,000             69
Northrop Grumman Corp.                                      2,456            195
PACCAR, Inc.                                                2,362            111
Pall Corp.                                                  1,100             41
Parker Hannifin Corp.                                       1,050             71
Precision Castparts Corp.                                     900            102
Raytheon Co.                                                3,200            208
Rockwell Automation, Inc.                                     800             46
Rockwell Collins, Inc.                                      1,200             76
Terex Corp. *                                                 500             29
Textron, Inc.                                               2,000            112
The Boeing Co.                                              5,484            456
The Manitowoc Co., Inc.                                       800             30
Trane, Inc.                                                 1,100             49
Tyco International Ltd.                                     3,237            127
United Technologies Corp.                                   6,900            507
W.W. Grainger, Inc.                                           600             48
                                                                     -----------
                                                                           7,745
COMMERCIAL SERVICES & SUPPLIES 0.1%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                             2,100             21
Avery Dennison Corp.                                          700             36
Cintas Corp.                                                  402             13
Equifax, Inc.                                                 900             33
Monster Worldwide, Inc. *                                     666             19
Pitney Bowes, Inc.                                          1,600             59
R.R. Donnelley & Sons Co.                                   1,800             63
Robert Half International, Inc.                             1,200             33
Waste Management, Inc.                                      3,712            120
                                                                     -----------
                                                                             397
CONSUMER DURABLES & APPAREL 0.1%
--------------------------------------------------------------------------------
Brunswick Corp.                                               600             11

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Centex Corp.                                                  800             22
Coach, Inc. *                                               2,700             87
D.R. Horton, Inc.                                           1,790             31
Eastman Kodak Co.                                           2,000             40
Fortune Brands, Inc.                                        1,000             70
Harman International Industries, Inc.                         300             14
Hasbro, Inc.                                                1,275             33
Jones Apparel Group, Inc.                                     800             13
KB Home                                                       600             16
Leggett & Platt, Inc.                                         300              6
Lennar Corp., Class A                                         900             19
Liz Claiborne, Inc.                                           800             18
Mattel, Inc.                                                2,825             59
Newell Rubbermaid, Inc.                                     1,872             45
NIKE, Inc., Class B                                         2,600            161
Polo Ralph Lauren Corp.                                       500             30
Pulte Homes, Inc.                                             700             11
Snap-on, Inc.                                                 650             32
The Black & Decker Corp.                                      600             44
The Stanley Works                                             600             31
VF Corp.                                                      800             62
Whirlpool Corp.                                               271             23
                                                                     -----------
                                                                             878
CONSUMER SERVICES 0.2%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                               1,100             88
Carnival Corp.                                              2,870            128
Darden Restaurants, Inc.                                      950             27
H&R Block, Inc.                                             1,200             23
International Game Technology                               2,100             90
Marriott International, Inc., Class A                       2,200             79
McDonald's Corp.                                            8,100            434
Starbucks Corp. *                                           4,880             92
Starwood Hotels & Resorts Worldwide, Inc.                   1,200             54
Wendy's International, Inc.                                   800             19
Wyndham Worldwide Corp.                                     1,283             30
Yum! Brands, Inc.                                           4,120            141
                                                                     -----------
                                                                           1,205
DIVERSIFIED FINANCIALS 1.3%
--------------------------------------------------------------------------------
American Capital Strategies Ltd.                              600             21
American Express Co.                                        8,310            410
Ameriprise Financial, Inc.                                  1,842            102
Bank of America Corp.                                      30,427          1,349
Bank of New York Mellon Corp.                               7,422            346
Capital One Financial Corp.                                 2,400            132
CIT Group, Inc.                                             1,300             36
Citigroup, Inc.                                            32,666            922
CME Group, Inc.                                               230            142
Discover Financial Services                                 3,605             63
E*TRADE Financial Corp. *                                   2,400             12
Federated Investors, Inc., Class B                            700             30
Franklin Resources, Inc.                                    1,210            126
IntercontinentalExchange, Inc. *                              500             70
Janus Capital Group, Inc.                                   1,400             38
JPMorgan Chase & Co.                                       23,413          1,113
Legg Mason, Inc.                                              800             58
Lehman Brothers Holdings, Inc.                              3,600            231
Leucadia National Corp.                                     1,000             44
Merrill Lynch & Co., Inc.                                   5,900            333
Moody's Corp.                                               2,000             70
Morgan Stanley                                              7,210            356
Northern Trust Corp.                                        1,400            103
NYSE Euronext                                               1,500            118
SLM Corp.                                                   2,200             48
State Street Corp.                                          2,400            197
T. Rowe Price Group, Inc.                                   2,000            101
The Bear Stearns Cos., Inc.                                   902             81
The Charles Schwab Corp. (a)                                6,883            154
The Goldman Sachs Group, Inc.                               2,779            558
                                                                     -----------
                                                                           7,364
ENERGY 1.7%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                    3,020            177
Apache Corp.                                                2,048            195
Baker Hughes, Inc.                                          1,750            114
BJ Services Co.                                             1,200             26
Cameron International Corp. *                               1,500             60
Chesapeake Energy Corp.                                     2,300             86
Chevron Corp.                                              14,127          1,194
ConocoPhillips                                             10,585            850
CONSOL Energy, Inc.                                         1,200             88
Devon Energy Corp.                                          2,600            221
El Paso Corp.                                               3,222             53
ENSCO International, Inc.                                     800             41
EOG Resources, Inc.                                         1,518            133
Exxon Mobil Corp.                                          37,910          3,275
Halliburton Co.                                             6,748            224
Hess Corp.                                                  1,800            163
Marathon Oil Corp.                                          4,436            208
Murphy Oil Corp.                                            1,100             81
Nabors Industries Ltd. *                                    2,000             54
National-Oilwell Varco, Inc. *                              2,260            136
Noble Corp.                                                 1,800             79
Noble Energy, Inc.                                          1,000             73
Occidental Petroleum Corp.                                  5,400            367
Patriot Coal Corp. *                                          130              5
Peabody Energy Corp.                                        1,300             70
Range Resources Corp.                                         800             42
Rowan Cos., Inc.                                              600             20
Schlumberger Ltd.                                           7,800            589
Smith International, Inc.                                   1,300             70
Spectra Energy Corp.                                        3,756             86
Sunoco, Inc.                                                  500             31
Tesoro Corp.                                                  900             35
The Williams Cos., Inc.                                     3,000             96
Transocean, Inc. *                                          1,479            181
Valero Energy Corp.                                         4,000            237
Weatherford International Ltd. *                            1,820            113
XTO Energy, Inc.                                            2,832            147
                                                                     -----------
                                                                           9,620
FOOD & STAPLES RETAILING 0.4%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                      3,000            204
CVS Caremark Corp.                                         10,189            398
Safeway, Inc.                                               2,800             87
Supervalu, Inc.                                               786             23

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Sysco Corp.                                                 3,500            102
The Kroger Co.                                              5,300            135
Wal-Mart Stores, Inc.                                      16,640            847
Walgreen Co.                                                6,600            232
Whole Foods Market, Inc.                                      800             31
                                                                     -----------
                                                                           2,059
FOOD, BEVERAGE & TOBACCO 0.7%
--------------------------------------------------------------------------------
Altria Group, Inc.                                         13,640          1,034
Anheuser-Busch Cos., Inc.                                   5,200            242
Archer-Daniels-Midland Co.                                  3,746            165
Brown-Forman Corp., Class B                                   204             13
Campbell Soup Co.                                           1,200             38
Coca-Cola Enterprises, Inc.                                 1,800             42
ConAgra Foods, Inc.                                         3,800             82
Constellation Brands, Inc., Class A *                       1,290             27
Dean Foods Co.                                                800             22
General Mills, Inc.                                         2,392            131
H.J. Heinz Co.                                              2,300             98
Kellogg Co.                                                 1,700             82
Kraft Foods, Inc., Class A                                  9,439            276
McCormick & Co., Inc.                                         900             30
Molson Coors Brewing Co., Class B                             400             18
PepsiCo, Inc.                                              11,070            755
Reynolds American, Inc.                                     1,228             78
Sara Lee Corp.                                              5,100             72
The Coca-Cola Co.                                          13,810            817
The Hershey Co.                                               700             25
The Pepsi Bottling Group, Inc.                                926             32
Tyson Foods, Inc., Class A                                  1,700             24
UST, Inc.                                                   1,100             57
Wm. Wrigley Jr. Co.                                         1,000             57
                                                                     -----------
                                                                           4,217
HEALTH CARE EQUIPMENT & SERVICES 0.7%
--------------------------------------------------------------------------------
Aetna, Inc.                                                 4,136            220
AmerisourceBergen Corp.                                     1,400             65
Baxter International, Inc.                                  4,600            279
Becton, Dickinson & Co.                                     1,800            156
Boston Scientific Corp. *                                   7,307             89
C.R. Bard, Inc.                                               600             58
Cardinal Health, Inc.                                       2,775            161
CIGNA Corp.                                                 3,000            148
Coventry Health Care, Inc. *                                1,250             71
Covidien Ltd.                                               3,237            144
Express Scripts, Inc. *                                     2,000            135
Hospira, Inc. *                                             1,020             42
Humana, Inc. *                                              1,300            104
IMS Health, Inc.                                            1,500             36
Laboratory Corp. of America Holdings *                        900             67
McKesson Corp.                                              2,173            136
Medco Health Solutions, Inc. *                              3,568            179
Medtronic, Inc.                                             7,800            363
Patterson Cos., Inc. *                                        900             29
Quest Diagnostics, Inc.                                       670             33
St. Jude Medical, Inc. *                                    2,120             86
Stryker Corp.                                               1,946            130
Tenet Healthcare Corp. *                                    3,150             14
UnitedHealth Group, Inc.                                    9,100            463
Varian Medical Systems, Inc. *                                700             36
WellPoint, Inc. *                                           4,252            333
Zimmer Holdings, Inc. *                                     1,500            117
                                                                     -----------
                                                                           3,694
HOUSEHOLD & PERSONAL PRODUCTS 0.4%
--------------------------------------------------------------------------------
Avon Products, Inc.                                         3,000            105
Colgate-Palmolive Co.                                       3,600            277
Kimberly-Clark Corp.                                        3,380            222
The Clorox Co.                                              1,300             80
The Estee Lauder Cos., Inc., Class A                          700             29
The Procter & Gamble Co.                                   21,032          1,387
                                                                     -----------
                                                                           2,100
INSURANCE 0.7%
--------------------------------------------------------------------------------
ACE Ltd.                                                    1,700             99
AFLAC, Inc.                                                 3,300            202
Ambac Financial Group, Inc.                                   884             10
American International Group, Inc.                         17,342            957
AON Corp.                                                   2,025             88
Assurant, Inc.                                                700             46
Cincinnati Financial Corp.                                    623             24
Genworth Financial, Inc., Class A                           3,300             80
Lincoln National Corp.                                      2,243            122
Loews Corp.                                                 3,300            154
Marsh & McLennan Cos., Inc.                                 3,600             99
MBIA, Inc.                                                    550              9
MetLife, Inc.                                               5,286            312
Principal Financial Group, Inc.                             2,329            139
Prudential Financial, Inc.                                  3,500            295
SAFECO Corp.                                                  800             43
The Allstate Corp.                                          4,700            232
The Chubb Corp.                                             3,000            155
The Hartford Financial Services Group, Inc.                 2,300            186
The Progressive Corp.                                       6,000            111
The Travelers Cos., Inc.                                    4,841            233
Torchmark Corp.                                               800             49
Unum Group                                                  2,757             62
XL Capital Ltd., Class A                                      800             36
                                                                     -----------
                                                                           3,743
MATERIALS 0.5%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                              1,500            135
Alcoa, Inc.                                                 5,648            187
Allegheny Technologies, Inc.                                  492             35
Ashland, Inc.                                                 500             23
Ball Corp.                                                    800             37
Bemis Co., Inc.                                               600             16
E.I. du Pont de Nemours & Co.                               6,484            293
Eastman Chemical Co.                                          600             40
Ecolab, Inc.                                                1,200             58
Freeport-McMoRan Copper & Gold, Inc.                        1,823            162
Hercules, Inc.                                              1,300             23

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
International Flavors & Fragrances, Inc.                      500             21
International Paper Co.                                     3,166            102
MeadWestvaco Corp.                                            579             16
Monsanto Co.                                                3,854            433
Newmont Mining Corp.                                        2,754            150
Nucor Corp.                                                 2,400            139
Pactiv Corp. *                                              1,000             28
PPG Industries, Inc.                                        1,200             79
Praxair, Inc.                                               2,000            162
Rohm & Haas Co.                                             1,421             76
Sealed Air Corp.                                            1,242             32
Sigma-Aldrich Corp.                                         1,000             50
The Dow Chemical Co.                                        6,049            234
Titanium Metals Corp.                                         600             13
United States Steel Corp.                                     700             71
Vulcan Materials Co.                                          400             31
Weyerhaeuser Co.                                            1,400             95
                                                                     -----------
                                                                           2,741
MEDIA 0.4%
--------------------------------------------------------------------------------
CBS Corp., Class B                                          5,309            134
Clear Channel Communications, Inc.                          4,080            125
Comcast Corp., Class A *                                   20,691            376
Gannett Co., Inc.                                           1,700             63
Meredith Corp.                                                300             14
News Corp., Class A                                        16,300            308
Omnicom Group, Inc.                                         2,400            109
The DIRECTV Group, Inc. *                                   3,600             81
The E.W. Scripps Co., Class A                                 600             24
The Interpublic Group of Cos., Inc. *                       2,500             22
The McGraw-Hill Cos., Inc.                                  2,400            103
The New York Times Co., Class A                               100              2
The Walt Disney Co.                                        14,117            422
The Washington Post Co., Class B                               15             11
Time Warner, Inc.                                          26,470            417
Viacom, Inc., Class B *                                     4,609            179
                                                                     -----------
                                                                           2,390
PHARMACEUTICALS & BIOTECHNOLOGY 1.1%
--------------------------------------------------------------------------------
Abbott Laboratories                                        10,200            574
Allergan, Inc.                                              1,800            121
Amgen, Inc. *                                               7,840            365
Applied Biosystems Group-Applera Corp.                      1,400             44
Barr Pharmaceuticals, Inc. *                                  600             31
Biogen Idec, Inc. *                                         2,550            155
Bristol-Myers Squibb Co.                                   12,800            297
Celgene Corp. *                                             1,800            101
Eli Lilly & Co.                                             6,500            335
Forest Laboratories, Inc. *                                 2,400             95
Genzyme Corp. *                                             1,700            133
Gilead Sciences, Inc. *                                     5,960            272
Johnson & Johnson                                          19,872          1,257
King Pharmaceuticals, Inc. *                                1,388             15
Merck & Co., Inc.                                          14,500            671
Millipore Corp. *                                             200             14
Mylan, Inc.                                                 1,700             25
PerkinElmer, Inc.                                             600             15
Pfizer, Inc.                                               49,386          1,155
Schering-Plough Corp.                                      10,300            202
Thermo Fisher Scientific, Inc. *                            2,340            121
Waters Corp. *                                                900             52
Watson Pharmaceuticals, Inc. *                              1,100             29
Wyeth                                                       8,800            350
                                                                     -----------
                                                                           6,429
REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Apartment Investment & Management Co., Class A                600             24
AvalonBay Communities, Inc.                                   400             38
Boston Properties, Inc.                                       500             46
CB Richard Ellis Group, Inc., Class A *                       900             17
Developers Diversified Realty Corp.                           800             33
Equity Residential                                          1,700             64
General Growth Properties, Inc.                             1,600             58
Host Hotels & Resorts, Inc.                                 3,400             57
Kimco Realty Corp.                                          1,001             36
Plum Creek Timber Co., Inc.                                 1,200             50
ProLogis                                                    1,200             71
Public Storage                                                600             47
Simon Property Group, Inc.                                  1,450            130
Vornado Realty Trust                                          800             72
                                                                     -----------
                                                                             743
RETAILING 0.5%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                              500             40
Amazon.com, Inc. *                                          2,000            155
AutoNation, Inc. *                                            100              2
AutoZone, Inc. *                                              500             60
Bed Bath & Beyond, Inc. *                                   1,800             58
Best Buy Co., Inc.                                          2,250            110
Big Lots, Inc. *                                            1,200             21
Circuit City Stores, Inc.                                   1,400              8
Dillard's, Inc., Class A                                      700             14
eBay, Inc. *                                                7,416            199
Expedia, Inc. *                                             1,400             32
Family Dollar Stores, Inc.                                  1,100             23
GameStop Corp., Class A *                                   1,100             57
Genuine Parts Co.                                             650             29
IAC/InterActive Corp. *                                     1,100             29
J.C. Penney Co., Inc.                                       1,700             81
Kohl's Corp. *                                              2,200            100
Limited Brands, Inc.                                        1,591             30
Lowe's Cos., Inc.                                          10,000            264
Macy's, Inc.                                                3,508             97
Nordstrom, Inc.                                             1,800             70
Office Depot, Inc. *                                        1,800             27
OfficeMax, Inc.                                               600             15
RadioShack Corp.                                              900             16
Sears Holdings Corp. *                                        673             74
Staples, Inc.                                               4,575            109
Target Corp.                                                5,800            322
The Gap, Inc.                                               3,862             74
The Home Depot, Inc.                                       12,240            375

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
The Sherwin-Williams Co.                                    1,100             63
The TJX Cos., Inc.                                          3,600            114
Tiffany & Co.                                                 350             14
                                                                     -----------
                                                                           2,682
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.4%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                              2,040             16
Altera Corp.                                                2,546             43
Analog Devices, Inc.                                        2,300             65
Applied Materials, Inc.                                    10,900            195
Broadcom Corp., Class A *                                   3,000             66
Intel Corp.                                                38,360            813
KLA-Tencor Corp.                                            1,600             67
Linear Technology Corp.                                     1,300             36
LSI Corp. *                                                 2,000             11
MEMC Electronic Materials, Inc. *                           1,500            107
Microchip Technology, Inc.                                  1,500             48
Micron Technology, Inc. *                                   3,600             25
National Semiconductor Corp.                                2,200             41
Novellus Systems, Inc. *                                      900             21
NVIDIA Corp. *                                              4,050            100
Teradyne, Inc. *                                            1,100             12
Texas Instruments, Inc.                                     9,800            303
Xilinx, Inc.                                                2,100             46
                                                                     -----------
                                                                           2,015
SOFTWARE & SERVICES 0.9%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                       3,900            136
Affiliated Computer Services, Inc., Class A *                 465             23
Akamai Technologies, Inc. *                                 1,000             30
Autodesk, Inc. *                                            1,600             66
Automatic Data Processing, Inc.                             3,900            158
BMC Software, Inc. *                                        1,600             51
CA, Inc.                                                    3,825             84
Citrix Systems, Inc. *                                      1,200             42
Cognizant Technology Solutions Corp., Class A *             1,800             50
Computer Sciences Corp. *                                   1,090             46
Compuware Corp. *                                           2,400             20
Convergys Corp. *                                           1,369             21
Electronic Arts, Inc. *                                     2,292            109
Electronic Data Systems Corp.                               3,800             76
Fidelity National Information Services, Inc.                1,000             42
Fiserv, Inc. *                                              1,200             62
Google, Inc., Class A *                                     1,400            790
Intuit, Inc. *                                              2,654             81
Microsoft Corp.                                            58,390          1,904
Novell, Inc. *                                              2,200             14
Oracle Corp. *                                             25,721            529
Paychex, Inc.                                               2,475             81
Symantec Corp. *                                            5,018             90
Total System Services, Inc.                                 1,300             30
Unisys Corp. *                                              2,100              9
VeriSign, Inc. *                                            1,600             54
Western Union Co.                                           5,704            128
Yahoo!, Inc. *                                              7,500            144
                                                                     -----------
                                                                           4,870
TECHNOLOGY HARDWARE & EQUIPMENT 1.0%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                                2,917             99
Apple, Inc. *                                               5,430            735
Ciena Corp. *                                                 300              8
Cisco Systems, Inc. *                                      42,100          1,031
Corning, Inc.                                               9,550            230
Dell, Inc. *                                               16,500            331
EMC Corp. *                                                15,562            247
Hewlett-Packard Co.                                        18,324            802
International Business Machines Corp.                      10,200          1,095
Jabil Circuit, Inc.                                           441              6
JDS Uniphase Corp. *                                        1,058             11
Juniper Networks, Inc. *                                    3,000             81
Lexmark International, Inc., Class A *                        800             29
Molex, Inc.                                                   250              6
Motorola, Inc.                                             16,150            186
Network Appliance, Inc. *                                   2,800             65
QLogic Corp. *                                              1,170             17
QUALCOMM, Inc.                                             10,760            456
SanDisk Corp. *                                             1,200             31
Sun Microsystems, Inc. *                                    6,275            110
Tellabs, Inc. *                                             2,700             18
Teradata Corp. *                                            1,200             29
Tyco Electronics Ltd.                                       3,237            109
Xerox Corp.                                                 7,000            108
                                                                     -----------
                                                                           5,840
TELECOMMUNICATION SERVICES 0.5%
--------------------------------------------------------------------------------
American Tower Corp., Class A *                             2,800            105
AT&T, Inc.                                                 41,406          1,594
CenturyTel, Inc.                                              900             33
Citizens Communications Co.                                 1,732             20
Embarq Corp.                                                  943             43
Qwest Communications International, Inc.                   11,922             70
Sprint Nextel Corp.                                        18,876            199
Verizon Communications, Inc.                               19,036            739
Windstream Corp.                                            2,595             30
                                                                     -----------
                                                                           2,833
TRANSPORTATION 0.3%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                          2,500            216
C.H. Robinson Worldwide, Inc.                               1,500             83
CSX Corp.                                                   3,000            146
Expeditors International of Washington, Inc.                1,400             66
FedEx Corp.                                                 2,160            202
Norfolk Southern Corp.                                      2,500            136
Ryder System, Inc.                                            400             21
Southwest Airlines Co.                                      5,137             60
Union Pacific Corp.                                         1,700            213
United Parcel Service, Inc., Class B                        6,785            496
                                                                     -----------
                                                                           1,639

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
UTILITIES 0.5%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                      720             39
Ameren Corp.                                                1,200             54
American Electric Power Co., Inc.                           2,880            123
CenterPoint Energy, Inc.                                    1,924             31
CMS Energy Corp.                                              700             11
Consolidated Edison, Inc.                                   1,500             65
Constellation Energy Group                                  1,000             94
Dominion Resources, Inc.                                    3,674            158
DTE Energy Co.                                              1,000             43
Duke Energy Corp.                                           7,512            140
Dynegy, Inc., Class A *                                     2,100             15
Edison International                                        2,200            115
Entergy Corp.                                               1,500            162
Exelon Corp.                                                4,324            329
FirstEnergy Corp.                                           2,030            145
FPL Group, Inc.                                             2,600            168
Integrys Energy Group, Inc.                                   165              8
Nicor, Inc.                                                   300             12
NiSource, Inc.                                              1,651             31
Pepco Holdings, Inc.                                        1,300             33
PG&E Corp.                                                  2,700            111
Pinnacle West Capital Corp.                                   600             23
PPL Corp.                                                   2,000             98
Progress Energy, Inc.                                       1,593             72
Public Service Enterprise Group, Inc.                       1,500            144
Questar Corp.                                                 800             41
Sempra Energy                                               1,360             76
Southern Co.                                                4,500            164
TECO Energy, Inc.                                             900             15
The AES Corp. *                                             4,900             93
Xcel Energy, Inc.                                           2,585             54
                                                                     -----------
                                                                           2,667
                                                                     -----------
TOTAL COMMON STOCK
(COST $47,023)                                                            81,584
                                                                     -----------
OTHER INVESTMENT COMPANIES 82.9% OF NET ASSETS

Schwab Institutional Select S&P 500 Fund (a)            8,406,208         91,544
Schwab International Index Fund, Select Shares (a)      3,742,994         82,383
Schwab Small-Cap Index Fund, Select Shares (a)          4,570,565         84,510
Schwab Total Bond Market Fund (a)                      19,595,772        193,018
Schwab Value Advantage Money Fund, Institutional
   Shares (a)                                          12,441,973         12,442
                                                                      ----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $407,474)                                                          463,897
                                                                     -----------

SECURITY                                              FACE AMOUNT       VALUE
         RATE, MATURITY DATE                          ($ X 1,000)    ($ X 1,000)
SHORT-TERM INVESTMENT 2.4% OF NET ASSETS

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  2.4%
--------------------------------------------------------------------------------
Wachovia, London Time Deposit
   2.93%, 02/01/08                                         13,114         13,114
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS
(COST $13,114)                                                            13,114
                                                                      ----------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 01/31/08 the tax basis cost of the fund's investments was $470,538, and the unrealized appreciation and depreciation were $96,419 and ($8,362), respectively, with net unrealized appreciation of $88,057.

 *  Non-income producing security.
(a) Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO(TM)

PORTFOLIO HOLDINGS As of January 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
  5.4%  COMMON STOCK                                       12,143         19,161
 92.6%  OTHER INVESTMENT COMPANIES                        302,659        332,929
  1.9%  SHORT-TERM INVESTMENT                               6,878          6,878
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                                 321,680        358,968
  0.1%  OTHER ASSETS AND
        LIABILITIES, NET                                                     435
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 359,403


                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
COMMON STOCK 5.4% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.0%
--------------------------------------------------------------------------------
Ford Motor Co. *                                            2,921             19
General Motors Corp.                                          825             23
Harley-Davidson, Inc.                                         500             20
Johnson Controls, Inc.                                        900             32
The Goodyear Tire & Rubber Co. *                              300              8
                                                                     -----------
                                                                             102
BANKS 0.2%
--------------------------------------------------------------------------------
BB&T Corp.                                                    850             31
Comerica, Inc.                                                300             13
Commerce Bancorp, Inc.                                        200              8
Countrywide Financial Corp.                                   798              6
Fannie Mae                                                  1,475             50
Fifth Third Bancorp                                           867             24
First Horizon National Corp.                                  200              4
Freddie Mac                                                 1,000             30
Hudson City Bancorp, Inc.                                     500              8
Huntington Bancshares, Inc.                                   423              6
KeyCorp                                                       700             18
M&T Bank Corp.                                                199             18
Marshall & Ilsley Corp.                                       322              9
MGIC Investment Corp.                                         150              3
National City Corp.                                           950             17
PNC Financial Services Group, Inc.                            400             26
Regions Financial Corp.                                     1,148             29
Sovereign Bancorp, Inc.                                       420              5
SunTrust Banks, Inc.                                          500             34
U.S. Bancorp                                                2,922             99
Wachovia Corp.                                              2,970            116
Washington Mutual, Inc.                                     1,491             30
Wells Fargo & Co.                                           5,120            174
Zions Bancorp                                                 100              5
                                                                     -----------
                                                                             763
CAPITAL GOODS 0.5%
--------------------------------------------------------------------------------
3M Co.                                                      1,200             96
Caterpillar, Inc.                                           1,100             78
Cooper Industries Ltd., Class A                               300             13
Cummins, Inc.                                                 400             19
Danaher Corp.                                                 500             37
Deere & Co.                                                   800             70
Dover Corp.                                                   300             12
Eaton Corp.                                                   200             17
Emerson Electric Co.                                        1,300             66
Fluor Corp.                                                   100             12
General Dynamics Corp.                                        600             51
General Electric Co.                                       16,190            573
Goodrich Corp.                                                200             13
Honeywell International, Inc.                               1,275             75
Illinois Tool Works, Inc.                                     700             35
Ingersoll-Rand Co., Ltd., Class A                             500             20
ITT Corp.                                                     300             18
Jacobs Engineering Group, Inc. *                              200             15
L-3 Communications Holdings, Inc.                             200             22
Lockheed Martin Corp.                                         700             76
Masco Corp.                                                   700             16
Northrop Grumman Corp.                                        514             41
PACCAR, Inc.                                                  675             32
Pall Corp.                                                    200              7
Parker Hannifin Corp.                                         225             15
Precision Castparts Corp.                                     200             23
Raytheon Co.                                                  600             39
Rockwell Automation, Inc.                                     300             17
Rockwell Collins, Inc.                                        300             19
Terex Corp. *                                                 100              6
Textron, Inc.                                                 400             22
The Boeing Co.                                              1,246            104
The Manitowoc Co., Inc.                                       200              8
Trane, Inc.                                                   300             13
Tyco International Ltd.                                       753             30
United Technologies Corp.                                   1,600            118
W.W. Grainger, Inc.                                           100              8
                                                                     -----------
                                                                           1,836
COMMERCIAL SERVICES & SUPPLIES 0.0%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                               500              5
Avery Dennison Corp.                                          200             10
Cintas Corp.                                                  260              9
Equifax, Inc.                                                 200              7
Monster Worldwide, Inc. *                                     191              5
Pitney Bowes, Inc.                                            400             15
R.R. Donnelley & Sons Co.                                     300             11
Robert Half International, Inc.                               300              8
Waste Management, Inc.                                        907             30
                                                                     -----------
                                                                             100
CONSUMER DURABLES & APPAREL 0.1%
--------------------------------------------------------------------------------
Brunswick Corp.                                               100              2

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued


                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Centex Corp.                                                  200              6
Coach, Inc. *                                                 600             19
D.R. Horton, Inc.                                             420              7
Eastman Kodak Co.                                             500             10
Fortune Brands, Inc.                                          200             14
Harman International Industries, Inc.                         100              5
Hasbro, Inc.                                                  325              8
Jones Apparel Group, Inc.                                     200              3
KB Home                                                       200              6
Leggett & Platt, Inc.                                         300              6
Lennar Corp., Class A                                         200              4
Liz Claiborne, Inc.                                           200              4
Mattel, Inc.                                                  650             14
Newell Rubbermaid, Inc.                                       436             11
NIKE, Inc., Class B                                           600             37
Polo Ralph Lauren Corp.                                       100              6
Pulte Homes, Inc.                                             400              7
Snap-on, Inc.                                                 100              5
The Black & Decker Corp.                                      100              7
The Stanley Works                                             100              5
VF Corp.                                                      200             15
Whirlpool Corp.                                               111              9
                                                                     -----------
                                                                             210
CONSUMER SERVICES 0.1%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                                 250             20
Carnival Corp.                                                820             36
Darden Restaurants, Inc.                                      300              8
H&R Block, Inc.                                               600             11
International Game Technology                                 556             24
Marriott International, Inc., Class A                         600             22
McDonald's Corp.                                            2,000            107
Starbucks Corp. *                                           1,120             21
Starwood Hotels & Resorts Worldwide, Inc.                     300             14
Wendy's International, Inc.                                   200              5
Wyndham Worldwide Corp.                                       291              7
Yum! Brands, Inc.                                             960             33
                                                                     -----------
                                                                             308
DIVERSIFIED FINANCIALS 0.5%
--------------------------------------------------------------------------------
American Capital Strategies Ltd.                              150              5
American Express Co.                                        1,820             90
Ameriprise Financial, Inc.                                    364             20
Bank of America Corp.                                       7,142            317
Bank of New York Mellon Corp.                               1,832             85
Capital One Financial Corp.                                   450             25
CIT Group, Inc.                                               300              8
Citigroup, Inc.                                             7,782            220
CME Group, Inc.                                                54             33
Discover Financial Services                                   815             14
E*TRADE Financial Corp. *                                     600              3
Federated Investors, Inc., Class B                            200              9
Franklin Resources, Inc.                                      200             21
IntercontinentalExchange, Inc. *                              100             14
Janus Capital Group, Inc.                                     400             11
JPMorgan Chase & Co.                                        5,352            255
Legg Mason, Inc.                                              190             14
Lehman Brothers Holdings, Inc.                                800             51
Leucadia National Corp.                                       300             13
Merrill Lynch & Co., Inc.                                   1,500             85
Moody's Corp.                                                 400             14
Morgan Stanley                                              1,630             81
Northern Trust Corp.                                          300             22
NYSE Euronext                                                 400             31
SLM Corp.                                                     650             14
State Street Corp.                                            500             41
T. Rowe Price Group, Inc.                                     400             20
The Bear Stearns Cos., Inc.                                   145             13
The Charles Schwab Corp. (a)                                2,125             47
The Goldman Sachs Group, Inc.                                 628            126
                                                                     -----------
                                                                           1,702
ENERGY 0.7%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                      734             43
Apache Corp.                                                  462             44
Baker Hughes, Inc.                                            470             31
BJ Services Co.                                               400              9
Cameron International Corp. *                                 300             12
Chesapeake Energy Corp.                                       500             19
Chevron Corp.                                               3,520            297
ConocoPhillips                                              2,596            209
CONSOL Energy, Inc.                                           300             22
Devon Energy Corp.                                            700             59
El Paso Corp.                                                 769             13
ENSCO International, Inc.                                     200             10
EOG Resources, Inc.                                           360             32
Exxon Mobil Corp.                                           8,918            771
Halliburton Co.                                             1,428             47
Hess Corp.                                                    300             27
Marathon Oil Corp.                                          1,046             49
Murphy Oil Corp.                                              300             22
Nabors Industries Ltd. *                                      400             11
National-Oilwell Varco, Inc. *                                540             33
Noble Corp.                                                   400             18
Noble Energy                                                  300             22
Occidental Petroleum Corp.                                  1,200             81
Patriot Coal Corp. *                                           40              2
Peabody Energy Corp.                                          400             22
Range Resources Corp.                                         200             10
Rowan Cos., Inc.                                              100              3
Schlumberger Ltd.                                           1,800            136
Smith International, Inc.                                     300             16
Spectra Energy Corp.                                          938             21
Sunoco, Inc.                                                  200             12
Tesoro Corp.                                                  200              8
The Williams Cos., Inc.                                       700             22
Transocean, Inc. *                                            435             53
Valero Energy Corp.                                         1,000             59
Weatherford International Ltd. *                              440             27
XTO Energy, Inc.                                              666             35
                                                                     -----------
                                                                           2,307
FOOD & STAPLES RETAILING 0.1%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                        700             48
CVS Caremark Corp.                                          2,170             85
Safeway, Inc.                                                 650             20
Supervalu, Inc.                                               318             10

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued


                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Sysco Corp.                                                 1,000             29
The Kroger Co.                                              1,200             30
Wal-Mart Stores, Inc.                                       3,900            198
Walgreen Co.                                                1,600             56
Whole Foods Market, Inc.                                      100              4
                                                                     -----------
                                                                             480
FOOD, BEVERAGE & TOBACCO 0.3%
--------------------------------------------------------------------------------
Altria Group, Inc.                                          3,220            244
Anheuser-Busch Cos., Inc.                                   1,200             56
Archer-Daniels-Midland Co.                                  1,014             45
Brown-Forman Corp., Class B                                   150              9
Campbell Soup Co.                                             300              9
Coca-Cola Enterprises, Inc.                                   700             16
ConAgra Foods, Inc.                                           800             17
Constellation Brands, Inc., Class A *                         300              6
Dean Foods Co.                                                200              6
General Mills, Inc.                                           582             32
H.J. Heinz Co.                                                600             26
Kellogg Co.                                                   400             19
Kraft Foods, Inc., Class A                                  2,228             65
McCormick & Co., Inc.                                         200              7
Molson Coors Brewing Co., Class B                             100              4
PepsiCo, Inc.                                               2,560            175
Reynolds American, Inc.                                       274             17
Sara Lee Corp.                                              1,200             17
The Coca-Cola Co.                                           3,220            191
The Hershey Co.                                               400             14
The Pepsi Bottling Group, Inc.                                350             12
Tyson Foods, Inc., Class A                                    400              6
UST, Inc.                                                     300             16
Wm. Wrigley Jr. Co.                                           375             22
                                                                     -----------
                                                                           1,031
HEALTH CARE EQUIPMENT & SERVICES 0.2%
--------------------------------------------------------------------------------
Aetna, Inc.                                                   888             47
AmerisourceBergen Corp.                                       400             19
Baxter International, Inc.                                    900             55
Becton, Dickinson & Co.                                       400             35
Boston Scientific Corp. *                                   2,107             26
C.R. Bard, Inc.                                               200             19
Cardinal Health, Inc.                                         650             38
CIGNA Corp.                                                   600             29
Coventry Health Care, Inc. *                                  300             17
Covidien Ltd.                                                 753             34
Express Scripts, Inc. *                                       400             27
Hospira, Inc. *                                               240             10
Humana, Inc. *                                                200             16
IMS Health, Inc.                                              350              8
Laboratory Corp. of America Holdings *                        200             15
McKesson Corp.                                                422             27
Medco Health Solutions, Inc. *                                844             42
Medtronic, Inc.                                             1,800             84
Patterson Cos., Inc. *                                        200              6
Quest Diagnostics, Inc.                                       278             14
St. Jude Medical, Inc. *                                      500             20
Stryker Corp.                                                 602             40
Tenet Healthcare Corp. *                                      750              3
UnitedHealth Group, Inc.                                    2,000            102
Varian Medical Systems, Inc. *                                200             10
WellPoint, Inc. *                                             900             70
Zimmer Holdings, Inc. *                                       350             27
                                                                     -----------
                                                                             840
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
--------------------------------------------------------------------------------
Avon Products, Inc.                                           700             24
Colgate-Palmolive Co.                                         800             62
Kimberly-Clark Corp.                                          756             50
The Clorox Co.                                                300             18
The Estee Lauder Cos., Inc., Class A                          100              4
The Procter & Gamble Co.                                    5,062            334
                                                                     -----------
                                                                             492
INSURANCE 0.2%
--------------------------------------------------------------------------------
ACE Ltd.                                                      400             23
AFLAC, Inc.                                                   800             49
Ambac Financial Group, Inc.                                   162              2
American International Group, Inc.                          3,979            220
Aon Corp.                                                     475             21
Assurant, Inc.                                                200             13
Cincinnati Financial Corp.                                    330             13
Genworth Financial, Inc., Class A                             300              7
Lincoln National Corp.                                        501             27
Loews Corp.                                                   900             42
Marsh & McLennan Cos., Inc.                                   800             22
MBIA, Inc.                                                    200              3
MetLife, Inc.                                               1,178             69
Principal Financial Group, Inc.                               550             33
Prudential Financial, Inc.                                    800             68
SAFECO Corp.                                                  200             11
The Allstate Corp.                                          1,100             54
The Chubb Corp.                                               600             31
The Hartford Financial Services Group, Inc.                   425             34
The Progressive Corp.                                       1,400             26
The Travelers Cos., Inc.                                    1,006             48
Torchmark Corp.                                               200             12
Unum Group                                                    346              8
XL Capital Ltd., Class A                                      200              9
                                                                     -----------
                                                                             845
MATERIALS 0.2%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                300             27
Alcoa, Inc.                                                 1,312             43
Allegheny Technologies, Inc.                                  146             10
Ashland, Inc.                                                 100              5
Ball Corp.                                                    200              9
Bemis Co., Inc.                                               200              5
E.I. du Pont de Nemours & Co.                               1,525             69
Eastman Chemical Co.                                          100              7
Ecolab, Inc.                                                  400             19
Freeport-McMoRan Copper & Gold, Inc.                          480             43
Hercules, Inc.                                                200              3

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued


                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
International Flavors & Fragrances, Inc.                      200              8
International Paper Co.                                       739             24
MeadWestvaco Corp.                                            294              8
Monsanto Co.                                                  664             75
Newmont Mining Corp.                                          643             35
Nucor Corp.                                                   400             23
Pactiv Corp. *                                                300              9
PPG Industries, Inc.                                          250             17
Praxair, Inc.                                                 500             40
Rohm & Haas Co.                                               273             15
Sealed Air Corp.                                              306              8
Sigma-Aldrich Corp.                                           200             10
The Dow Chemical Co.                                        1,372             53
Titanium Metals Corp.                                         100              2
United States Steel Corp.                                     100             10
Vulcan Materials Co.                                          200             16
Weyerhaeuser Co.                                              350             24
                                                                     -----------
                                                                             617
MEDIA 0.2%
--------------------------------------------------------------------------------
CBS Corp., Class B                                          1,330             34
Clear Channel Communications, Inc.                            967             30
Comcast Corp., Class A *                                    4,894             89
Gannett Co., Inc.                                             400             15
Meredith Corp.                                                100              5
News Corp., Class A                                         3,880             73
Omnicom Group, Inc.                                           600             27
The DIRECTV Group, Inc. *                                   1,200             27
The E.W. Scripps Co., Class A                                 100              4
The Interpublic Group of Cos., Inc. *                         600              5
The McGraw-Hill Cos., Inc.                                    600             26
The New York Times Co., Class A                               200              3
The Walt Disney Co.                                         3,077             92
The Washington Post Co., Class B                                4              3
Time Warner, Inc.                                           6,380            100
Viacom, Inc., Class B *                                     1,330             52
                                                                     -----------
                                                                             585
PHARMACEUTICALS & BIOTECHNOLOGY 0.4%
--------------------------------------------------------------------------------
Abbott Laboratories                                         2,400            135
Allergan, Inc.                                                400             27
Amgen, Inc. *                                               1,952             91
Applied Biosystems Group-Applera Corp.                        300             10
Barr Pharmaceuticals, Inc. *                                  200             10
Biogen Idec, Inc. *                                           480             29
Bristol-Myers Squibb Co.                                    3,000             70
Celgene Corp. *                                               300             17
Eli Lilly & Co.                                             1,725             89
Forest Laboratories, Inc. *                                   550             22
Genzyme Corp. *                                               325             25
Gilead Sciences, Inc. *                                     1,300             59
Johnson & Johnson                                           4,622            292
King Pharmaceuticals, Inc. *                                  366              4
Merck & Co., Inc.                                           3,400            157
Millipore Corp. *                                             100              7
Mylan, Inc.                                                   400              6
PerkinElmer, Inc.                                             200              5
Pfizer, Inc.                                               11,557            270
Schering-Plough Corp.                                       2,300             45
Thermo Fisher Scientific, Inc. *                              526             27
Waters Corp. *                                                200             12
Watson Pharmaceuticals, Inc. *                                200              5
Wyeth                                                       2,000             80
                                                                     -----------
                                                                           1,494
REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Apartment Investment & Management Co., Class A                100              4
AvalonBay Communities, Inc.                                   100              9
Boston Properties, Inc.                                       130             12
CB Richard Ellis Group, Inc., Class A *                       200              4
Developers Diversified Realty Corp.                           100              4
Equity Residential                                            400             15
General Growth Properties, Inc.                               400             15
Host Hotels & Resorts, Inc.                                   800             13
Kimco Realty Corp.                                            168              6
Plum Creek Timber Co., Inc.                                   300             12
ProLogis                                                      300             18
Public Storage                                                100              8
Simon Property Group, Inc.                                    300             27
Vornado Realty Trust                                          200             18
                                                                     -----------
                                                                             165
RETAILING 0.2%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                              100              8
Amazon.com, Inc. *                                            300             23
AutoNation, Inc. *                                            500              8
AutoZone, Inc. *                                              150             18
Bed Bath & Beyond, Inc. *                                     400             13
Best Buy Co., Inc.                                            675             33
Big Lots, Inc. *                                              200              4
Circuit City Stores, Inc.                                     300              2
Dillard's, Inc., Class A                                      200              4
Expedia, Inc. *                                               300              7
Family Dollar Stores, Inc.                                    300              6
GameStop Corp., Class A *                                     300             16
Genuine Parts Co.                                             250             11
IAC/InterActive Corp. *                                       350              9
J.C. Penney Co., Inc.                                         400             19
Kohl's Corp. *                                                500             23
Limited Brands, Inc.                                          739             14
Lowe's Cos., Inc.                                           2,400             63
Macy's, Inc.                                                  910             25
Nordstrom, Inc.                                               400             16
Office Depot, Inc. *                                          600              9
OfficeMax, Inc.                                               100              3
RadioShack Corp.                                              300              5
Sears Holdings Corp. *                                        154             17
Staples, Inc.                                               1,125             27
Target Corp.                                                1,400             78
The Gap, Inc.                                               1,362             26
The Home Depot, Inc.                                        2,655             81
The Sherwin-Williams Co.                                      200             11

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued


                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
The TJX Cos., Inc.                                            800             25
Tiffany & Co.                                                 250             10
                                                                     -----------
                                                                             614
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                                560              4
Altera Corp.                                                  510              9
Analog Devices, Inc.                                          600             17
Applied Materials, Inc.                                     2,600             47
Broadcom Corp., Class A *                                     738             16
Intel Corp.                                                 9,100            193
KLA-Tencor Corp.                                              300             12
Linear Technology Corp.                                       500             14
LSI Corp. *                                                   500              3
MEMC Electronic Materials, Inc. *                             300             21
Microchip Technology, Inc.                                    300             10
Micron Technology, Inc. *                                     900              6
National Semiconductor Corp.                                  600             11
Novellus Systems, Inc. *                                      250              6
NVIDIA Corp. *                                                600             15
Teradyne, Inc. *                                              300              3
Texas Instruments, Inc.                                     2,400             74
Xilinx, Inc.                                                  500             11
                                                                     -----------
                                                                             472
SOFTWARE & SERVICES 0.3%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                         800             28
Affiliated Computer Services, Inc., Class A *                 203             10
Akamai Technologies, Inc. *                                   300              9
Autodesk, Inc. *                                              400             17
Automatic Data Processing, Inc.                               900             37
BMC Software, Inc. *                                          400             13
CA, Inc.                                                      850             19
Citrix Systems, Inc. *                                        300             10
Cognizant Technology Solutions Corp., Class A *               400             11
Computer Sciences Corp. *                                     258             11
Compuware Corp. *                                             600              5
Convergys Corp. *                                             174              3
eBay, Inc. *                                                1,708             46
Electronic Arts, Inc. *                                       424             20
Electronic Data Systems Corp.                                 700             14
Fidelity National Information Services, Inc.                  250             11
Fiserv, Inc. *                                                300             16
Google, Inc., Class A *                                       300            169
Intuit, Inc. *                                                626             19
Microsoft Corp.                                            13,620            444
Novell, Inc. *                                                500              3
Oracle Corp. *                                              5,988            123
Paychex, Inc.                                                 525             17
Symantec Corp. *                                            1,678             30
Total System Services, Inc.                                   300              7
Unisys Corp. *                                                500              2
VeriSign, Inc. *                                              300             10
Western Union Co.                                           1,392             31
Yahoo!, Inc. *                                              2,000             38
                                                                     -----------
                                                                           1,173
TECHNOLOGY HARDWARE & EQUIPMENT 0.4%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                                  710             24
Apple, Inc. *                                               1,200            162
Ciena Corp. *                                                  71              2
Cisco Systems, Inc. *                                       9,930            243
Corning, Inc.                                               2,250             54
Dell, Inc. *                                                3,850             77
EMC Corp. *                                                 3,650             58
Hewlett-Packard Co.                                         4,703            206
International Business Machines Corp.                       2,500            268
Jabil Circuit, Inc.                                           322              4
JDS Uniphase Corp. *                                          251              3
Juniper Networks, Inc. *                                      600             16
Lexmark International, Inc., Class A *                        200              7
Molex, Inc.                                                   250              6
Motorola, Inc.                                              3,666             42
Network Appliance, Inc. *                                     500             12
Qlogic Corp. *                                                276              4
QUALCOMM, Inc.                                              2,400            102
SanDisk Corp. *                                               285              7
Sun Microsystems, Inc. *                                    1,250             22
Tellabs, Inc. *                                               600              4
Teradata Corp. *                                              400             10
Tyco Electronics Ltd.                                         753             26
Xerox Corp.                                                 1,200             19
                                                                     -----------
                                                                           1,378
TELECOMMUNICATION SERVICES 0.2%
--------------------------------------------------------------------------------
American Tower Corp., Class A *                               600             22
AT&T, Inc.                                                  9,588            369
CenturyTel, Inc.                                              250              9
Citizens Communications Co.                                   410              5
Embarq Corp.                                                  222             10
Qwest Communications International, Inc.                    2,524             15
Sprint Nextel Corp.                                         4,454             47
Verizon Communications, Inc.                                4,188            163
Windstream Corp.                                              516              6
                                                                     -----------
                                                                             646
TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                            600             52
C.H. Robinson Worldwide, Inc.                                 200             11
CSX Corp.                                                     600             29
Expeditors International of Washington, Inc.                  300             14
FedEx Corp.                                                   460             43
Norfolk Southern Corp.                                        600             33
Ryder System, Inc.                                            100              5
Southwest Airlines Co.                                      1,218             15
Union Pacific Corp.                                           400             50
United Parcel Service, Inc., Class B                        1,712            125
                                                                     -----------
                                                                             377

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued


                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
UTILITIES 0.2%
--------------------------------------------------------------------------------
Allegheny Energy, Inc.                                        170              9
Ameren Corp.                                                  300             13
American Electric Power Co., Inc.                             580             25
CenterPoint Energy, Inc.                                      474              8
CMS Energy Corp.                                              200              3
Consolidated Edison, Inc.                                     300             13
Constellation Energy Group                                    200             19
Dominion Resources, Inc.                                      870             37
DTE Energy Co.                                                200              9
Duke Energy Corp.                                           1,876             35
Dynegy, Inc., Class A *                                       500              3
Edison International                                          500             26
Entergy Corp.                                                 350             38
Exelon Corp.                                                1,024             78
FirstEnergy Corp.                                             533             38
FPL Group, Inc.                                               600             39
Integrys Energy Group, Inc.                                    82              4
Nicor, Inc.                                                   100              4
NiSource, Inc.                                                376              7
Pepco Holdings, Inc.                                          300              8
PG&E Corp.                                                    600             25
Pinnacle West Capital Corp.                                   100              4
PPL Corp.                                                     600             29
Progress Energy, Inc.                                         354             16
Public Service Enterprise Group, Inc.                         400             38
Questar Corp.                                                 200             10
Sempra Energy                                                 297             17
Southern Co.                                                1,100             40
TECO Energy, Inc.                                             200              3
The AES Corp. *                                               800             15
Xcel Energy, Inc.                                             510             11
                                                                     -----------
                                                                             624
                                                                     -----------
TOTAL COMMON STOCK
(COST $12,143)                                                            19,161
                                                                     -----------

OTHER INVESTMENT COMPANIES 92.6% OF NET ASSETS

Schwab Institutional Select S&P 500 Fund (a)            1,084,511         11,810
Schwab International Index Fund, Select Shares (a)      1,608,538         35,404
Schwab S&P 500 Index Fund, Select Shares (a)            2,007,026         42,830
Schwab Small-Cap Index Fund, Select Shares (a)          1,972,569         36,473
Schwab Total Bond Market Fund (a)                      19,923,225        196,244
Schwab Value Advantage Money Fund, Institutional
   Shares (a)                                          10,168,326         10,168
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $302,659)                                                          332,929
                                                                     -----------

SECURITY                                              FACE AMOUNT       VALUE
          RATE, MATURITY DATE                         ($ X 1,000)    ($ X 1,000)
SHORT-TERM INVESTMENT 1.9% OF NET ASSETS

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 1.9%
--------------------------------------------------------------------------------
Wachovia, London
  Time Deposit
  2.93%, 02/01/08                                           6,878          6,878
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $6,878)                                                              6,878
                                                                     -----------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 01/31/08 the tax basis cost of the fund's investments was $323,329 and the unrealized appreciation and depreciation were $37,539 and ($1,900), respectively, with net unrealized appreciation of $35,639.

 *  Non-income producing security.

(a) Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO(TM)

PORTFOLIO HOLDINGS As of January 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 98.2%  OTHER INVESTMENT COMPANIES                      533,137          602,231
  1.6%  SHORT-TERM INVESTMENTS                            9,748            9,748
--------------------------------------------------------------------------------
 99.8%  TOTAL INVESTMENTS                               542,885          611,979
  0.2%  OTHER ASSETS AND
        LIABILITIES, NET                                                   1,380
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 613,359

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
OTHER INVESTMENT COMPANIES 98.2% OF NET ASSETS

Schwab Institutional Select S&P 500 Fund (a)         24,441,961          266,173
Schwab International Index Fund, Select Shares (a)    8,257,629          181,750
Schwab Small-Cap Index Fund, Select Shares (a)        8,345,462          154,308
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $533,137)                                                          602,231
                                                                     -----------

SECURITY                                            FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENTS 1.6% OF NET ASSETS

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  1.5%
--------------------------------------------------------------------------------
Wachovia, London Time Depost
   2.93%, 02/01/08                                        9,354            9,354

U.S. TREASURY OBLIGATION 0.1%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   2.86%, 03/20/08 (b)                                      395              394
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $9,748)                                                              9,748
                                                                     -----------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 01/31/08 the tax basis cost of the fund's investments was $557,276, and the unrealized appreciation and depreciation were $60,480 and ($5,777) respectively, with net unrealized appreciation of $54,703.

(a) Issuer is affiliated with the fund's adviser.
(b) All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 01/31/08. All numbers are x 1,000 except number of futures contracts.

                                           NUMBER OF     CONTRACT     UNREALIZED
                                           CONTRACTS       VALUE        LOSSES
FUTURES CONTRACT
S & P 500 Index, e-mini, Long,
expires 03/20/08                                 100        6,898          (388)

SCHWAB CAPITAL TRUST
SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS As of January 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 99.7%  COMMON STOCK                                   5,190,850      7,488,115
  0.2%  SHORT-TERM INVESTMENTS                            13,349         13,349
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                              5,204,199      7,501,464
  1.3%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                                98,025         98,025
(1.2)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (88,429)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     7,511,060

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 99.7% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.5%
--------------------------------------------------------------------------------
Ford Motor Co. (a)*                                    1,201,277           7,976
General Motors Corp.                                     360,925          10,218
Harley-Davidson, Inc.                                    150,745           6,117
Johnson Controls, Inc.                                   370,652          13,110
The Goodyear Tire & Rubber Co. *                         107,696           2,711
                                                                     -----------
                                                                          40,132
BANKS 4.1%
--------------------------------------------------------------------------------
BB&T Corp.                                               339,616          12,321
Comerica, Inc.                                            95,408           4,162
Commerce Bancorp, Inc.                                    98,200           3,742
Countrywide Financial Corp. (a)                          347,415           2,418
Fannie Mae                                               605,431          20,500
Fifth Third Bancorp                                      333,025           9,025
First Horizon National Corp. (a)                          73,806           1,599
Freddie Mac                                              412,964          12,550
Hudson City Bancorp, Inc.                                250,000           4,095
Huntington Bancshares, Inc.                              153,126           2,060
KeyCorp                                                  242,055           6,330
M&T Bank Corp.                                            45,455           4,171
Marshall & Ilsley Corp.                                  144,183           4,023
MGIC Investment Corp. (a)                                 24,520             454
National City Corp.                                      362,023           6,440
PNC Financial Services Group, Inc.                       218,211          14,319
Regions Financial Corp.                                  428,131          10,806
Sovereign Bancorp, Inc.                                  226,282           2,822
SunTrust Banks, Inc.                                     228,836          15,778
U.S. Bancorp                                           1,063,732          36,114
Wachovia Corp.                                         1,183,070          46,057
Washington Mutual, Inc. (a)                              541,299          10,783
Wells Fargo & Co.                                      2,078,076          70,675
Zions Bancorp                                             64,162           3,512
                                                                     -----------
                                                                         304,756
CAPITAL GOODS 9.4%
--------------------------------------------------------------------------------
3M Co.                                                   444,961          35,441
Caterpillar, Inc.                                        397,287          28,263
Cooper Industries Ltd., Class A                          123,222           5,488
Cummins, Inc.                                            123,908           5,982
Danaher Corp.                                            148,019          11,020
Deere & Co.                                              290,068          25,456
Dover Corp.                                              116,823           4,715
Eaton Corp.                                               94,895           7,854
Emerson Electric Co.                                     503,938          25,620
Fluor Corp.                                               52,999           6,448
General Dynamics Corp.                                   257,272          21,729
General Electric Co.                                   6,324,467         223,949
Goodrich Corp.                                            75,218           4,705
Honeywell International, Inc.                            509,120          30,074
Illinois Tool Works, Inc.                                258,970          13,052
Ingersoll-Rand Co., Ltd., Class A                        191,410           7,565
ITT Corp.                                                119,960           7,129
Jacobs Engineering Group, Inc. *                          33,034           2,525
L-3 Communications Holdings, Inc.                         74,495           8,256
Lockheed Martin Corp.                                    229,952          24,817
Masco Corp.                                              240,481           5,514
Northrop Grumman Corp.                                   218,821          17,366
PACCAR, Inc.                                             230,820          10,830
Pall Corp.                                                48,522           1,790
Parker Hannifin Corp.                                    113,906           7,701
Precision Castparts Corp.                                 85,000           9,673
Raytheon Co.                                             291,839          19,011
Rockwell Automation, Inc.                                 89,641           5,111
Rockwell Collins, Inc.                                   103,424           6,537
Terex Corp. *                                             60,000           3,526
Textron, Inc.                                            156,626           8,779
The Boeing Co.                                           502,090          41,764
The Manitowoc Co., Inc.                                   75,000           2,859
Trane, Inc.                                              106,817           4,783
Tyco International Ltd.                                  289,253          11,385
United Technologies Corp.                                628,434          46,133
W.W. Grainger, Inc.                                       41,799           3,326
                                                                     -----------
                                                                         706,176
COMMERCIAL SERVICES & SUPPLIES 0.5%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                          104,886           1,033
Avery Dennison Corp.                                      57,157           2,962
Cintas                                                    82,791           2,717
Equifax, Inc.                                             82,320           3,053
Monster Worldwide, Inc. *                                 78,126           2,176
Pitney Bowes, Inc.                                       135,254           4,964
R.R. Donnelley & Sons Co.                                133,447           4,656
Robert Half International, Inc.                          100,473           2,791
Waste Management, Inc.                                   342,665          11,116
                                                                     -----------
                                                                          35,468
CONSUMER DURABLES & APPAREL 1.0%
--------------------------------------------------------------------------------
Brunswick Corp.                                           56,303           1,069

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Centex Corp. (a)                                          73,429           2,040
Coach, Inc. *                                            231,716           7,427
D.R. Horton, Inc.                                        166,456           2,871
Eastman Kodak Co. (a)                                    172,361           3,435
Fortune Brands, Inc.                                      93,149           6,513
Harman International Industries, Inc.                     37,600           1,751
Hasbro, Inc.                                             104,795           2,722
Jones Apparel Group, Inc.                                 52,984             890
KB Home (a)                                               39,275           1,080
Leggett & Platt, Inc.                                    109,803           2,088
Lennar Corp., Class A                                     80,382           1,656
Liz Claiborne, Inc. (a)                                   63,619           1,393
Mattel, Inc.                                             228,867           4,809
Newell Rubbermaid, Inc.                                  185,318           4,470
NIKE, Inc., Class B                                      240,042          14,825
Polo Ralph Lauren Corp.                                   24,100           1,460
Pulte Homes, Inc.                                        124,686           2,037
Snap-on, Inc.                                             36,954           1,815
The Black & Decker Corp.                                  45,050           3,268
The Stanley Works                                         37,174           1,909
VF Corp.                                                  54,907           4,248
Whirlpool Corp.                                           48,491           4,127
                                                                     -----------
                                                                          77,903
CONSUMER SERVICES 1.5%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                             86,910           6,930
Carnival Corp.                                           272,707          12,133
Darden Restaurants, Inc. (a)                              79,330           2,247
H&R Block, Inc.                                          159,794           3,079
International Game Technology                            196,869           8,400
Marriott International, Inc., Class A                    195,134           7,017
McDonald's Corp.                                         751,101          40,221
Starbucks Corp. *                                        438,010           8,283
Starwood Hotels & Resorts Worldwide, Inc.                122,073           5,524
Wendy's International, Inc.                               62,758           1,533
Wyndham Worldwide Corp.                                  110,943           2,614
Yum! Brands, Inc.                                        337,066          11,514
                                                                     -----------
                                                                         109,495
DIVERSIFIED FINANCIALS 9.0%
--------------------------------------------------------------------------------
American Capital Strategies Ltd. (a)                      55,500           1,952
American Express Co.                                     746,834          36,834
Ameriprise Financial, Inc.                               148,761           8,228
Bank of America Corp.                                  2,798,132         124,097
Bank of New York Mellon Corp.                            708,303          33,028
Capital One Financial Corp.                              241,989          13,263
CIT Group, Inc.                                          117,238           3,278
Citigroup, Inc.                                        3,067,843          86,575
CME Group, Inc.                                           24,890          15,404
Discover Financial Services                              301,624           5,278
E*TRADE Financial Corp. (a)*                             264,098           1,313
Federated Investors, Inc., Class B                        46,211           1,967
Franklin Resources, Inc.                                 100,936          10,521
IntercontinentalExchange, Inc. *                          22,000           3,079
Janus Capital Group, Inc. (a)                             95,751           2,586
JPMorgan Chase & Co.                                   2,191,616         104,211
Legg Mason, Inc.                                          81,700           5,882
Lehman Brothers Holdings, Inc.                           328,806          21,100
Leucadia National Corp. (a)                               51,000           2,253
Merrill Lynch & Co., Inc.                                537,890          30,337
Moody's Corp. (a)                                        138,691           4,853
Morgan Stanley                                           657,848          32,517
Northern Trust Corp.                                     125,534           9,209
NYSE Euronext                                            164,100          12,906
SLM Corp.                                                257,062           5,591
State Street Corp.                                       217,528          17,863
T. Rowe Price Group, Inc.                                163,026           8,248
The Bear Stearns Cos., Inc.                               72,423           6,540
The Charles Schwab Corp. (c)                             608,196          13,563
The Goldman Sachs Group, Inc.                            252,117          50,618
                                                                     -----------
                                                                         673,094
ENERGY 12.1%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                 287,632          16,852
Apache Corp.                                             195,349          18,644
Baker Hughes, Inc.                                       197,241          12,807
BJ Services Co.                                          151,475           3,295
Cameron International Corp. *                            130,000           5,234
Chesapeake Energy Corp.                                  242,500           9,028
Chevron Corp.                                          1,359,319         114,862
ConocoPhillips                                         1,014,304          81,469
CONSOL Energy, Inc.                                       98,100           7,161
Devon Energy Corp.                                       278,173          23,639
El Paso Corp.                                            412,734           6,802
ENSCO International, Inc.                                  9,700             496
EOG Resources, Inc.                                      151,607          13,266
Exxon Mobil Corp.                                      3,480,631         300,727
Halliburton Co.                                          574,656          19,061
Hess Corp.                                               142,902          12,980
Marathon Oil Corp.                                       443,922          20,798
Murphy Oil Corp.                                          98,027           7,209
Nabors Industries Ltd. *                                 175,496           4,777
National-Oilwell Varco, Inc. *                           223,610          13,468
Noble Corp.                                              164,182           7,186
Noble Energy                                              54,000           3,919
Occidental Petroleum Corp.                               538,344          36,537
Patriot Coal Corp. *                                       7,200             286
Peabody Energy Corp.                                     100,000           5,402
Range Resources Corp.                                     89,000           4,648
Rowan Cos., Inc.                                          64,341           2,190
Schlumberger Ltd.                                        737,559          55,656
Smith International, Inc.                                 60,000           3,253
Spectra Energy Corp.                                     357,734           8,171
Sunoco, Inc.                                              72,711           4,523
Tesoro Corp.                                              43,000           1,679
The Williams Cos., Inc.                                  369,702          11,819
Transocean, Inc. *                                       161,039          19,743
Valero Energy Corp.                                      343,985          20,361
Weatherford International Ltd. *                         208,531          12,889
XTO Energy, Inc.                                         286,483          14,880
                                                                     -----------
                                                                         905,717
FOOD & STAPLES RETAILING 2.5%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                   271,971          18,478
CVS/Caremark Corp.                                       920,700          35,972
Safeway, Inc.                                            274,035           8,492

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Supervalu, Inc.                                          126,724           3,809
Sysco Corp.                                              361,295          10,496
The Kroger Co.                                           464,946          11,833
Wal-Mart Stores, Inc.                                  1,490,293          75,826
Walgreen Co.                                             617,699          21,687
Whole Foods Market, Inc. (a)                              63,200           2,493
                                                                     -----------
                                                                         189,086
FOOD, BEVERAGE & TOBACCO 5.3%
--------------------------------------------------------------------------------
Altria Group, Inc.                                     1,311,889          99,467
Anheuser-Busch Cos., Inc.                                463,908          21,581
Archer-Daniels-Midland Co.                               397,569          17,513
Brown-Forman Corp., Class B                               42,049           2,648
Campbell Soup Co.                                        122,713           3,879
Coca-Cola Enterprises, Inc.                              187,267           4,320
ConAgra Foods, Inc.                                      304,455           6,555
Constellation Brands, Inc., Class A *                    121,205           2,533
Dean Foods Co.                                            44,400           1,243
General Mills, Inc.                                      226,063          12,345
H.J. Heinz Co.                                           205,851           8,761
Kellogg Co.                                              156,085           7,477
Kraft Foods, Inc., Class A                               965,900          28,262
McCormick & Co., Inc.                                     81,073           2,734
Molson Coors Brewing Co., Class B                         58,550           2,615
PepsiCo, Inc.                                          1,003,158          68,405
Reynolds American, Inc. (a)                              111,978           7,092
Sara Lee Corp.                                           479,630           6,744
The Coca-Cola Co.                                      1,244,647          73,646
The Hershey Co.                                           99,392           3,598
The Pepsi Bottling Group, Inc.                            82,411           2,872
Tyson Foods, Inc., Class A                               138,602           1,975
UST, Inc.                                                 97,296           5,056
Wm. Wrigley Jr. Co.                                      129,634           7,445
                                                                     -----------
                                                                         398,766
HEALTH CARE EQUIPMENT & SERVICES 4.3%
--------------------------------------------------------------------------------
Aetna, Inc.                                              339,172          18,064
AmerisourceBergen Corp.                                  116,182           5,420
Baxter International, Inc.                               422,511          25,663
Becton, Dickinson & Co.                                  161,194          13,948
Boston Scientific Corp. (a)*                             646,650           7,844
C.R. Bard, Inc.                                           64,512           6,230
Cardinal Health, Inc.                                    226,280          13,117
CIGNA Corp.                                              205,210          10,088
Coventry Health Care, Inc. *                             100,947           5,712
Covidien Ltd.                                            309,353          13,806
Express Scripts, Inc. *                                  171,154          11,551
Hospira, Inc. *                                           94,468           3,884
Humana, Inc. *                                           107,289           8,615
IMS Health, Inc.                                         122,083           2,917
Laboratory Corp. of America Holdings *                    72,944           5,389
McKesson Corp.                                           194,266          12,198
Medco Health Solutions, Inc. *                           371,676          18,614
Medtronic, Inc.                                          713,996          33,251
Patterson Cos., Inc. *                                    77,344           2,478
Quest Diagnostics, Inc.                                   89,642           4,421
St. Jude Medical, Inc. *                                 211,659           8,574
Stryker Corp.                                            149,242           9,995
Tenet Healthcare Corp. *                                  48,977             217
UnitedHealth Group, Inc.                                 821,208          41,750
Varian Medical Systems, Inc. *                            50,000           2,600
WellPoint, Inc. *                                        365,099          28,551
Zimmer Holdings, Inc. *                                  144,869          11,339
                                                                     -----------
                                                                         326,236
HOUSEHOLD & PERSONAL PRODUCTS 2.5%
--------------------------------------------------------------------------------
Avon Products, Inc.                                      267,920           9,382
Colgate-Palmolive Co.                                    316,957          24,406
Kimberly-Clark Corp.                                     264,611          17,372
The Clorox Co.                                            94,912           5,820
The Estee Lauder Cos., Inc., Class A                      63,300           2,671
The Procter & Gamble Co.                               1,963,670         129,504
                                                                     -----------
                                                                         189,155
INSURANCE 4.4%
--------------------------------------------------------------------------------
ACE Ltd.                                                 204,495          11,930
AFLAC, Inc.                                              317,368          19,464
Ambac Financial Group, Inc. (a)                           63,684             746
American International Group, Inc.                     1,620,132          89,367
AON Corp.                                                204,915           8,918
Assurant, Inc.                                            10,600             688
Cincinnati Financial Corp.                               103,586           3,992
Genworth Financial, Inc., Class A                        284,638           6,928
Lincoln National Corp.                                   182,270           9,908
Loews Corp.                                              278,787          13,017
Marsh & McLennan Cos., Inc.                              324,684           8,961
MBIA, Inc. (a)                                            78,924           1,223
MetLife, Inc.                                            489,311          28,855
Principal Financial Group, Inc.                          176,712          10,534
Prudential Financial, Inc.                               303,081          25,571
SAFECO Corp.                                              60,332           3,220
The Allstate Corp.                                       356,282          17,554
The Chubb Corp.                                          263,360          13,639
The Hartford Financial Services Group, Inc.              202,217          16,333
The Progressive Corp.                                    435,828           8,089
The Travelers Cos., Inc.                                 432,152          20,787
Torchmark Corp.                                           62,561           3,820
Unum Group                                               216,938           4,907
XL Capital Ltd., Class A                                 110,199           4,959
                                                                     -----------
                                                                         333,410
MATERIALS 3.4%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                           134,454          12,104
Alcoa, Inc.                                              529,537          17,528
Allegheny Technologies, Inc.                              54,355           3,827
Ashland, Inc.                                             37,527           1,709
Ball Corp.                                                60,522           2,777
Bemis Co., Inc. (a)                                       60,050           1,632
E.I. du Pont de Nemours & Co.                            582,778          26,330
Eastman Chemical Co.                                      46,991           3,105
Ecolab, Inc.                                             107,495           5,187
Freeport-McMoRan Copper & Gold, Inc.                     208,896          18,598

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Hercules, Inc.                                            72,022           1,263
International Flavors & Fragrances, Inc.                  48,667           2,074
International Paper Co. (a)                              298,803           9,636
MeadWestvaco Corp.                                       113,577           3,180
Monsanto Co.                                             345,576          38,857
Newmont Mining Corp.                                     258,512          14,047
Nucor Corp.                                              178,904          10,341
Pactiv Corp. *                                            93,795           2,683
PPG Industries, Inc.                                     102,361           6,765
Praxair, Inc.                                            205,580          16,633
Rohm & Haas Co.                                           79,442           4,238
Sealed Air Corp.                                         101,110           2,644
Sigma-Aldrich Corp.                                       78,826           3,914
The Dow Chemical Co.                                     590,593          22,832
Titanium Metals Corp.                                     27,000             587
United States Steel Corp.                                 78,048           7,969
Vulcan Materials Co. (a)                                  57,904           4,543
Weyerhaeuser Co.                                         129,633           8,779
                                                                     -----------
                                                                         253,782
MEDIA 2.8%
--------------------------------------------------------------------------------
CBS Corp., Class B                                       457,111          11,515
Clear Channel Communications, Inc.                       285,400           8,765
Comcast Corp., Class A *                               1,915,748          34,790
Gannett Co., Inc.                                        145,039           5,367
Meredith Corp.                                            17,454             820
News Corp., Class A                                    1,444,211          27,296
Omnicom Group, Inc.                                      222,682          10,103
The DIRECTV Group, Inc. *                                341,500           7,711
The E.W. Scripps Co., Class A (a)                         39,225           1,597
The Interpublic Group of Cos., Inc. *                    260,619           2,328
The McGraw-Hill Cos., Inc.                               205,311           8,779
The New York Times Co., Class A (a)                       82,087           1,374
The Walt Disney Co.                                    1,270,876          38,037
The Washington Post Co., Class B                           1,550           1,153
Time Warner, Inc.                                      2,283,629          35,944
Viacom, Inc., Class B *                                  422,503          16,376
                                                                     -----------
                                                                         211,955
PHARMACEUTICALS & BIOTECHNOLOGY 7.9%
--------------------------------------------------------------------------------
Abbott Laboratories                                      960,775          54,092
Allergan, Inc.                                           191,522          12,868
Amgen, Inc. *                                            704,918          32,842
Applied Biosystems Group-Applera Corp.                   118,542           3,738
Barr Pharmaceuticals, Inc. *                              66,437           3,467
Biogen Idec, Inc. *                                      179,661          10,950
Bristol-Myers Squibb Co.                               1,254,828          29,099
Celgene Corp. *                                          161,400           9,056
Eli Lilly & Co.                                          630,625          32,490
Forest Laboratories, Inc. *                              204,323           8,126
Genzyme Corp. *                                          165,507          12,931
Gilead Sciences, Inc. *                                  576,744          26,351
Johnson & Johnson                                      1,800,895         113,925
King Pharmaceuticals, Inc. *                             162,492           1,705
Merck & Co., Inc.                                      1,388,327          64,252
Millipore Corp. *                                         16,708           1,172
Mylan, Inc. (a)                                           65,849             982
PerkinElmer, Inc.                                         71,880           1,789
Pfizer, Inc.                                           4,443,557         103,935
Schering-Plough Corp.                                    961,526          18,817
Thermo Fisher Scientific, Inc. *                         255,799          13,171
Waters Corp. *                                            60,968           3,503
Watson Pharmaceuticals, Inc. *                            64,111           1,674
Wyeth                                                    851,082          33,873
                                                                     -----------
                                                                         594,808
REAL ESTATE 0.9%
--------------------------------------------------------------------------------
Apartment Investment & Management Co., Class A            57,401           2,275
AvalonBay Communities, Inc.                               33,250           3,124
Boston Properties, Inc.                                   65,900           6,058
CB Richard Ellis Group, Inc., Class A (a)*                14,700             285
Developers Diversified Realty Corp.                       40,000           1,646
Equity Residential                                       173,292           6,483
General Growth Properties, Inc.                           75,000           2,739
Host Hotels & Resorts, Inc.                               42,458             711
Kimco Realty Corp.                                       135,000           4,834
Plum Creek Timber Co., Inc.                              109,050           4,553
ProLogis                                                 155,206           9,211
Public Storage                                            68,725           5,378
Simon Property Group, Inc.                               133,510          11,933
Vornado Realty Trust                                      73,127           6,611
                                                                     -----------
                                                                          65,841
RETAILING 2.9%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                          16,200           1,291
Amazon.com, Inc. *                                       184,888          14,366
AutoNation, Inc. *                                        81,366           1,325
AutoZone, Inc. *                                          28,907           3,494
Bed Bath & Beyond, Inc. *                                165,965           5,351
Best Buy Co., Inc. (a)                                   218,741          10,677
Big Lots, Inc. (a)*                                       63,209           1,097
Circuit City Stores, Inc. (a)                             25,708             140
Dillard's, Inc., Class A (a)                              33,811             670
Expedia, Inc. *                                          128,000           2,946
Family Dollar Stores, Inc.                                90,192           1,897
GameStop Corp., Class A *                                 99,000           5,121
Genuine Parts Co.                                        106,453           4,676
IAC/InterActive Corp. *                                   46,400           1,204
J.C. Penney Co., Inc.                                    138,284           6,556
Kohl's Corp. *                                           195,951           8,943
Limited Brands, Inc.                                     193,987           3,703
Lowe's Cos., Inc.                                        913,120          24,143
Macy's, Inc.                                             285,090           7,880
Nordstrom, Inc. (a)                                      117,282           4,562
Office Depot, Inc. *                                     168,783           2,503
OfficeMax, Inc.                                           47,067           1,166
RadioShack Corp.                                          79,867           1,386
Sears Holdings Corp. (a)*                                 44,475           4,914
Staples, Inc.                                            441,397          10,567
Target Corp.                                             524,039          29,126
The Gap, Inc.                                            341,074           6,521

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
The Home Depot, Inc.                                   1,053,882          32,323
The Sherwin-Williams Co.                                  65,051           3,722
The TJX Cos., Inc.                                       276,339           8,721
Tiffany & Co.                                             75,208           3,001
                                                                     -----------
                                                                         213,992
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.4%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. (a)*                        306,171           2,339
Altera Corp.                                             209,794           3,544
Analog Devices, Inc.                                     202,122           5,732
Applied Materials, Inc.                                  863,349          15,471
Broadcom Corp., Class A *                                290,501           6,414
Intel Corp.                                            3,649,766          77,375
KLA-Tencor Corp.                                         114,067           4,766
Linear Technology Corp.                                  138,538           3,833
LSI Corp. *                                              254,038           1,326
MEMC Electronic Materials, Inc. *                         70,000           5,002
Microchip Technology, Inc.                                68,000           2,170
Micron Technology, Inc. *                                432,113           3,038
National Semiconductor Corp.                             153,130           2,822
Novellus Systems, Inc. *                                  74,774           1,777
NVIDIA Corp. *                                           330,150           8,119
Teradyne, Inc. *                                         121,683           1,335
Texas Instruments, Inc.                                  917,040          28,364
Xilinx, Inc.                                             209,568           4,583
                                                                     -----------
                                                                         178,010
SOFTWARE & SERVICES 6.2%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                    363,522          12,698
Affiliated Computer Services, Inc., Class A *             59,172           2,885
Akamai Technologies, Inc. *                               50,000           1,510
Autodesk, Inc. *                                         145,146           5,973
Automatic Data Processing, Inc.                          341,660          13,861
BMC Software, Inc. *                                     139,201           4,460
CA, Inc.                                                 275,595           6,071
Citrix Systems, Inc. *                                    88,145           3,052
Cognizant Technology Solutions Corp., Class A *          180,000           5,022
Computer Sciences Corp. *                                107,453           4,547
Compuware Corp. *                                        182,117           1,548
Convergys Corp. *                                         85,806           1,331
eBay, Inc. *                                             710,906          19,116
Electronic Arts, Inc. (a)*                               192,319           9,110
Electronic Data Systems Corp.                            338,888           6,812
Fidelity National Information Services, Inc.             104,000           4,415
Fiserv, Inc. *                                           104,597           5,373
Google, Inc., Class A *                                  143,670          81,073
Intuit, Inc. *                                           207,676           6,374
Microsoft Corp.                                        5,188,763         169,154
Novell, Inc. *                                           224,287           1,426
Oracle Corp. *                                         2,505,931          51,497
Paychex, Inc.                                            210,830           6,898
Symantec Corp. *                                         589,134          10,563
Total System Services, Inc.                              120,000           2,772
Unisys Corp. *                                           184,292             767
VeriSign, Inc. *                                         137,900           4,677
Western Union Co.                                        462,862          10,368
Yahoo!, Inc. *                                           759,591          14,569
                                                                     -----------
                                                                         467,922
TECHNOLOGY HARDWARE & EQUIPMENT 7.2%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                             265,167           8,992
Apple, Inc. *                                            539,125          72,976
Ciena Corp. *                                             47,966           1,301
Cisco Systems, Inc. *                                  3,836,898          94,004
Corning, Inc.                                            977,929          23,539
Dell, Inc. *                                           1,388,594          27,827
EMC Corp. *                                            1,312,626          20,831
Hewlett-Packard Co.                                    1,684,558          73,699
International Business Machines Corp.                    895,547          96,128
Jabil Circuit, Inc.                                      110,485           1,464
JDS Uniphase Corp. *                                     127,689           1,329
Juniper Networks, Inc. *                                 310,000           8,416
Lexmark International, Inc., Class A *                    56,416           2,043
Molex, Inc.                                               86,848           2,088
Motorola, Inc.                                         1,426,200          16,444
Network Appliance, Inc. *                                223,063           5,180
QLogic Corp. *                                            99,772           1,427
QUALCOMM, Inc.                                         1,029,858          43,687
SanDisk Corp. *                                          111,600           2,840
Sun Microsystems, Inc. *                                 549,238           9,612
Tellabs, Inc. *                                          270,557           1,845
Teradata Corp. *                                         116,524           2,776
Tyco Electronics Ltd.                                    286,053           9,671
Xerox Corp.                                              623,296           9,599
                                                                     -----------
                                                                         537,718
TELECOMMUNICATION SERVICES 3.5%
--------------------------------------------------------------------------------
American Tower Corp., Class A *                          200,000           7,506
AT&T, Inc.                                             3,874,512         149,130
CenturyTel, Inc.                                          76,717           2,832
Citizens Communications Co.                              216,363           2,482
Embarq Corp.                                              94,793           4,294
Qwest Communications International, Inc. (a)           1,050,623           6,178
Sprint Nextel Corp.                                    1,811,177          19,072
Verizon Communications, Inc.                           1,849,551          71,836
Windstream Corp.                                         266,345           3,092
                                                                     -----------
                                                                         266,422
TRANSPORTATION 1.9%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                       186,719          16,155
C.H. Robinson Worldwide, Inc.                             30,100           1,672
CSX Corp.                                                273,026          13,236
Expeditors International of Washington, Inc.             101,000           4,776
FedEx Corp.                                              192,349          17,981
Norfolk Southern Corp.                                   241,704          13,146
Ryder System, Inc.                                        35,093           1,827
Southwest Airlines Co.                                   458,201           5,375
Union Pacific Corp.                                      171,413          21,432

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
United Parcel Service, Inc., Class B                     661,390          48,387
                                                                     -----------
                                                                         143,987
UTILITIES 3.5%
--------------------------------------------------------------------------------
Allegheny Energy, Inc.                                   101,525           5,562
Ameren Corp.                                             125,730           5,634
American Electric Power Co., Inc.                        248,535          10,645
CenterPoint Energy, Inc. (a)                             174,137           2,788
CMS Energy Corp.                                         117,771           1,845
Consolidated Edison, Inc.                                150,869           6,575
Constellation Energy Group                               110,391          10,372
Dominion Resources, Inc.                                 361,816          15,558
DTE Energy Co. (a)                                       103,614           4,419
Duke Energy Corp.                                        790,869          14,758
Dynegy, Inc., Class A *                                  249,712           1,753
Edison International                                     206,567          10,774
Entergy Corp.                                            128,773          13,931
Exelon Corp.                                             417,754          31,829
FirstEnergy Corp.                                        193,063          13,750
FPL Group, Inc.                                          252,850          16,304
Integrys Energy Group, Inc.                               13,079             636
Nicor, Inc.                                               21,182             868
NiSource, Inc.                                           163,456           3,104
Pepco Holdings, Inc.                                      60,000           1,528
PG&E Corp.                                               222,156           9,117
Pinnacle West Capital Corp.                               51,945           1,996
PPL Corp.                                                234,642          11,479
Progress Energy, Inc.                                    159,892           7,222
Public Service Enterprise Group, Inc.                    161,087          15,464
Questar Corp.                                            100,000           5,091
Sempra Energy                                            163,717           9,152
Southern Co.                                             469,109          17,052
TECO Energy, Inc. (a)                                    115,104           1,919
The AES Corp. *                                          418,510           7,985
Xcel Energy, Inc.                                        248,854           5,174
                                                                     -----------
                                                                         264,284
                                                                     -----------
TOTAL COMMON STOCK
(COST $5,190,850)                                                      7,488,115
                                                                     -----------

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 0.2%
--------------------------------------------------------------------------------
Wachovia, London Time Deposit
   2.93%, 02/01/08                                        12,946          12,946

U.S. TREASURY OBLIGATION 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   2.92%, 03/20/08 (b)                                       405             403
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $13,349)                                                            13,349
                                                                     -----------

END OF INVESTMENTS.

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 1.3% OF NET ASSETS

Securities Lending Investment Fund, a series of
   the Brown Brothers Investment Trust                98,024,605          98,025

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

(All dollar amounts are x 1,000)

At 01/31/08 the tax basis cost of the fund's investments was $5,250,169 and the unrealized appreciation and depreciation were $2,823,161 and ($571,866), respectively, with a net unrealized appreciation of $2,251,295.

  * Non-income producing security.
(a) All or a portion of this security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.
(c) Issuer is affiliated with the fund's adviser.

In addition to the above, the fund held the following at 01/31/08. All numbers are x1,000 except number of futures contracts.

                                           NUMBER OF     CONTRACT     UNREALIZED
                                           CONTRACTS      VALUE         GAINS
FUTURES CONTRACT
S & P 500 Index, e-mini, Long,
expires 3/20/08                                   80        5,518            187

SCHWAB CAPITAL TRUST
SCHWAB CORE EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                     COST               VALUE
HOLDINGS BY CATEGORY                              ($ X 1,000)        ($ X 1,000)
--------------------------------------------------------------------------------
 98.1%   COMMON STOCK                               1,776,672         1,908,180
  2.0%   SHORT-TERM INVESTMENTS                        38,904            38,904
--------------------------------------------------------------------------------
100.1%   TOTAL INVESTMENTS                          1,815,576         1,947,084
  1.7%   COLLATERAL INVESTED FOR
         SECURITIES ON LOAN                            32,633            32,633
(1.8)%   OTHER ASSETS AND
         LIABILITIES, NET                                               (34,674)
--------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                             1,945,043

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
COMMON STOCK 98.1% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.2%
--------------------------------------------------------------------------------
The Goodyear Tire & Rubber Co. *                      130,000              3,272

BANKS 0.7%
--------------------------------------------------------------------------------
KeyCorp                                               300,000              7,845
Regions Financial Corp.                               200,000              5,048
                                                                     -----------
                                                                          12,893
CAPITAL GOODS 14.0%
--------------------------------------------------------------------------------
AGCO Corp. *                                          115,000              6,925
Emerson Electric Co.                                  177,600              9,029
Fluor Corp.                                            44,200              5,378
General Dynamics Corp.                                 49,400              4,172
Lockheed Martin Corp.                                 682,400             73,645
Northrop Grumman Corp.                                219,000             17,380
Raytheon Co.                                        1,177,900             76,728
The Boeing Co.                                        958,100             79,695
                                                                     -----------
                                                                         272,952
CONSUMER DURABLES & APPAREL 1.4%
--------------------------------------------------------------------------------
Hasbro, Inc.                                          481,700             12,510
Newell Rubbermaid, Inc.                               493,900             11,913
NIKE, Inc., Class B                                    55,800              3,446
                                                                     -----------
                                                                          27,869
CONSUMER SERVICES 0.7%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                          56,000              4,465
ITT Educational Services, Inc. (b)*                    50,000              4,568
Service Corp. International                           364,000              4,379
                                                                     -----------
                                                                          13,412
DIVERSIFIED FINANCIALS 11.0%
--------------------------------------------------------------------------------
American Express Co.                                  552,000             27,225
Ameriprise Financial, Inc.                            431,400             23,861
Bank of New York Mellon Corp.                         524,800             24,471
Federated Investors, Inc., Class B                    107,500              4,576
Franklin Resources, Inc.                              260,100             27,110
JPMorgan Chase & Co.                                2,201,900            104,700
Northern Trust Corp.                                   42,500              3,118
                                                                     -----------
                                                                         215,061
ENERGY 7.8%
--------------------------------------------------------------------------------
Chevron Corp.                                         320,900             27,116
Exxon Mobil Corp.                                     836,400             72,265
Holly Corp.                                           225,000             10,894
Marathon Oil Corp.                                    230,000             10,776
National-Oilwell Varco, Inc. *                        100,000              6,023
Occidental Petroleum Corp.                            300,000             20,361
Schlumberger Ltd.                                      50,000              3,773
                                                                     -----------
                                                                         151,208
FOOD, BEVERAGE & TOBACCO 4.5%
--------------------------------------------------------------------------------
Altria Group, Inc.                                     65,000              4,928
ConAgra Foods, Inc.                                   793,100             17,075
General Mills, Inc.                                   427,500             23,346
Reynolds American, Inc. (b)                           142,600              9,031
Sara Lee Corp.                                        135,600              1,907
The Coca-Cola Co.                                     540,500             31,981
                                                                     -----------
                                                                          88,268
HEALTH CARE EQUIPMENT & SERVICES 8.1%
--------------------------------------------------------------------------------
Aetna, Inc.                                           495,800             26,406
AmerisourceBergen Corp.                               106,200              4,954
Baxter International, Inc.                            493,400             29,969
Becton, Dickinson & Co.                               122,300             10,583
CIGNA Corp.                                           324,600             15,957
Express Scripts, Inc. *                               175,000             11,811
Humana, Inc. *                                        254,200             20,412
McKesson Corp.                                        452,600             28,419
WellPoint, Inc. *                                     116,700              9,126
                                                                     -----------
                                                                         157,637
HOUSEHOLD & PERSONAL PRODUCTS 0.7%
--------------------------------------------------------------------------------
Energizer Holdings, Inc. *                             64,500              6,038
The Procter & Gamble Co.                              110,000              7,255
                                                                     -----------
                                                                          13,293
INSURANCE 9.0%
--------------------------------------------------------------------------------
AFLAC, Inc.                                           160,100              9,819
American Financial Group, Inc. (b)                     54,000              1,498
Lincoln National Corp.                                214,500             11,660
Loews Corp.                                           266,700             12,452
MetLife, Inc.                                         838,800             49,464
Nationwide Financial Services, Inc., Class A           80,000              3,534
Principal Financial Group, Inc.                       460,600             27,456
Prudential Financial, Inc.                            209,700             17,692
The Chubb Corp.                                       151,800              7,862
The Hartford Financial Services Group, Inc.           208,600             16,849
The Travelers Cos., Inc.                              231,400             11,130

SCHWAB CORE EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
W. R. Berkley Corp.                                 160,700                4,863
                                                                     -----------
                                                                         174,279
MATERIALS 3.6%
--------------------------------------------------------------------------------
AK Steel Holding Corp. *                              111,700              5,337
Celanese Corp., Series A                              305,500             11,358
Freeport-McMoRan Copper & Gold, Inc.                   29,480              2,625
International Paper Co. (b)                           325,000             10,481
Monsanto Co.                                           74,400              8,366
Owens-Illinois, Inc. *                                 23,600              1,189
Pactiv Corp. *                                        251,000              7,181
Sonoco Products Co.                                   324,500             10,014
The Lubrizol Corp.                                    187,100              9,843
United States Steel Corp.                              28,300              2,890
                                                                     -----------
                                                                          69,284
MEDIA 2.8%
--------------------------------------------------------------------------------
CBS Corp., Class B                                    466,000             11,739
Omnicom Group, Inc.                                   460,000             20,870
Regal Entertainment Group, Class A (b)                 77,000              1,428
The Walt Disney Co.                                   710,400             21,262
                                                                     -----------
                                                                          55,299
PHARMACEUTICALS & BIOTECHNOLOGY 8.0%
--------------------------------------------------------------------------------
Applied Biosystems Group-Applera Corp.                550,000             17,342
Endo Pharmaceuticals Holdings, Inc. *                  85,000              2,222
Merck & Co., Inc.                                     960,700             44,461
Pfizer, Inc.                                        3,633,400             84,985
Schering-Plough Corp.                                 300,000              5,871
                                                                     -----------
                                                                         154,881
RETAILING 1.1%
--------------------------------------------------------------------------------
Amazon.com, Inc. *                                    242,000             18,803
Expedia, Inc. *                                       150,600              3,467
                                                                     -----------
                                                                          22,270
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.2%
--------------------------------------------------------------------------------
Broadcom Corp., Class A *                             625,000             13,800
Intel Corp.                                           455,000              9,646
                                                                     -----------
                                                                          23,446
SOFTWARE & SERVICES 5.2%
--------------------------------------------------------------------------------
BMC Software, Inc. *                                  457,600             14,661
Cadence Design Systems, Inc. *                        600,000              6,090
Electronic Data Systems Corp.                       1,826,200             36,707
McAfee, Inc. *                                        150,500              5,066
Microsoft Corp.                                       475,000             15,485
Symantec Corp. *                                      359,900              6,453
Synopsys, Inc. *                                      502,800             11,072
Total System Services, Inc.                           256,800              5,932
                                                                     -----------
                                                                         101,466
TECHNOLOGY HARDWARE & EQUIPMENT 11.8%
--------------------------------------------------------------------------------
Apple, Inc. *                                         235,000             31,810
Cisco Systems, Inc. *                                 250,000              6,125
Dolby Laboratories, Inc., Class A *                   110,700              4,770
Hewlett-Packard Co.                                 1,717,500             75,141
International Business Machines Corp.                 882,800             94,760
NCR Corp. *                                           126,000              2,706
Sun Microsystems, Inc. *                              300,000              5,250
Xerox Corp.                                           546,700              8,419
                                                                     -----------
                                                                         228,981
TELECOMMUNICATION SERVICES 2.8%
--------------------------------------------------------------------------------
AT&T, Inc.                                            212,421              8,176
CenturyTel, Inc.                                      197,400              7,286
Citizens Communications Co.                         1,274,100             14,614
Qwest Communications International, Inc. (b)        2,999,500             17,637
Telephone & Data Systems, Inc.                         80,000              4,219
Verizon Communications, Inc.                           56,300              2,187
                                                                     -----------
                                                                          54,119
TRANSPORTATION 0.2%
--------------------------------------------------------------------------------
Continental Airlines, Inc., Class B (b)*              169,300              4,607

UTILITIES 3.3%
--------------------------------------------------------------------------------
Edison International                                  331,300             17,281
FirstEnergy Corp.                                     100,000              7,122
ONEOK, Inc.                                           390,000             18,330
PG&E Corp.                                             57,000              2,339
Public Service Enterprise Group, Inc.                 160,000             15,360
The AES Corp. *                                       170,400              3,251
                                                                     -----------
                                                                          63,683
                                                                     -----------
TOTAL COMMON STOCK
(COST $1,776,672)                                                      1,908,180
                                                                     -----------

SECURITY                                          FACE AMOUNT           VALUE
         RATE, MATURITY DATE                      ($ X 1,000)        ($ X 1,000)

SHORT-TERM INVESTMENTS 2.0% OF NET ASSETS

REPURCHASE AGREEMENT 2.0%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 01/31/08, due
   02/01/08 at 2.58%, with a maturity value of
   $38,135 (fully collateralized by Federal Home
   Loan Bank with a value of $38,900.)
                                                       38,132             38,132

U.S. TREASURY OBLIGATIONS 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bills
   1.73%, 03/20/08 (a)                                     75                 75
   2.86%, 03/20/08 (a)                                    700                697
                                                                     -----------
                                                                             772
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $38,904)                                                            38,904
                                                                     -----------

END OF INVESTMENTS.

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN  1.7% OF NET ASSETS

State Street Navigator Security Lending Prime
   Portfolio                                       32,633,428             32,633

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

(All dollar amounts are x1,000)

At 01/31/08 the tax basis cost of the fund's investments was $1,815,576, and the unrealized appreciation and depreciation were $238,099 and ($106,591), respectively, with a net unrealized appreciation of $131,508.

*     Non-income producing security.
(a) All or a portion of this security is held as collateral for open futures contracts.
(b)   All or a portion of this security is on loan.


In addition to the above, the fund held the following at 01/31/08. All numbers are x1,000 except number of futures contracts.

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS       VALUE          GAINS
FUTURES CONTRACT

S & P 500 Index, e-mini, Long,
expires 03/20/08                               200       13,795              680

SCHWAB CAPITAL TRUST
SCHWAB DIVIDEND EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                     COST               VALUE
HOLDINGS BY CATEGORY                              ($ X 1,000)        ($ X 1,000)
--------------------------------------------------------------------------------
 99.6%  COMMON STOCK                                1,689,873          1,850,068
   --%  SHORT-TERM INVESTMENTS                            587                587
--------------------------------------------------------------------------------
 99.6%  TOTAL INVESTMENTS                           1,690,460          1,850,655
  0.4%  OTHER ASSETS AND
        LIABILITIES, NET                                                   7,091
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                               1,857,746

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
COMMON STOCK 99.6% OF NET ASSETS

BANKS 4.0%
--------------------------------------------------------------------------------
Freddie Mac                                           100,000              3,039
KeyCorp                                               492,500             12,879
National City Corp.                                   336,800              5,992
PNC Financial Services Group, Inc.                    318,400             20,893
Regions Financial Corp.                               556,571             14,048
SunTrust Banks, Inc.                                  250,887             17,298
                                                                     -----------
                                                                          74,149
CAPITAL GOODS 10.3%
--------------------------------------------------------------------------------
Cooper Industries Ltd., Class A                       355,000             15,812
Eaton Corp.                                           210,000             17,379
Emerson Electric Co.                                  423,600             21,536
Harsco Corp.                                          174,400              9,927
Lockheed Martin Corp.                                 324,000             34,966
Northrop Grumman Corp.                                290,400             23,046
Raytheon Co.                                          487,100             31,730
The Boeing Co.                                        245,000             20,379
Tyco International Ltd.                               300,000             11,808
United Technologies Corp.                              75,000              5,506
                                                                     -----------
                                                                         192,089
COMMERCIAL SERVICES & SUPPLIES 2.4%
--------------------------------------------------------------------------------
Avery Dennison Corp.                                   50,000              2,591
R.R. Donnelley & Sons Co.                             410,000             14,305
Republic Services, Inc.                               290,000              8,700
Waste Management, Inc.                                590,000             19,139
                                                                     -----------
                                                                          44,735
CONSUMER DURABLES & APPAREL 3.0%
--------------------------------------------------------------------------------
D.R. Horton, Inc.                                     725,000             12,506
Hasbro, Inc.                                          475,000             12,336
Leggett & Platt, Inc.                                 150,000              2,853
Newell Rubbermaid, Inc.                               862,600             20,806
NIKE, Inc., Class B                                   125,000              7,720
                                                                     -----------
                                                                          56,221
CONSUMER SERVICES 0.7%
--------------------------------------------------------------------------------
McDonald's Corp.                                      225,000             12,049

DIVERSIFIED FINANCIALS 6.6%
--------------------------------------------------------------------------------
American Express Co.                                  175,000              8,631
Bank of America Corp.                                 675,400             29,954
Bank of New York Mellon Corp.                         879,845             41,027
JPMorgan Chase & Co.                                  775,584             36,879
State Street Corp.                                     75,000              6,159
                                                                     -----------
                                                                         122,650
ENERGY 7.7%
--------------------------------------------------------------------------------
Boardwalk Pipeline Partners LP                        191,500              5,952
Chevron Corp.                                         375,000             31,687
ConocoPhillips                                        150,000             12,048
Exxon Mobil Corp.                                     320,800             27,717
Marathon Oil Corp.                                    400,000             18,740
Occidental Petroleum Corp.                            420,000             28,505
Schlumberger Ltd.                                     153,400             11,576
Valero Energy Corp.                                   125,000              7,399
                                                                     -----------
                                                                         143,624
FOOD & STAPLES RETAILING 0.5%
--------------------------------------------------------------------------------
The Kroger Co.                                        335,000              8,526

FOOD, BEVERAGE & TOBACCO 11.3%
--------------------------------------------------------------------------------
Altria Group, Inc.                                    410,000             31,086
Anheuser-Busch Cos., Inc.                             400,000             18,608
ConAgra Foods, Inc.                                   650,000             13,994
General Mills, Inc.                                   370,000             20,206
H.J. Heinz Co.                                        485,000             20,642
Kellogg Co.                                           340,000             16,286
Loews Corp. - Carolina Group                          265,000             21,764
Reynolds American, Inc.                               426,400             27,004
The Coca-Cola Co.                                     406,000             24,023
UST, Inc.                                             300,500             15,614
                                                                     -----------
                                                                         209,227
HEALTH CARE EQUIPMENT & SERVICES 3.7%
--------------------------------------------------------------------------------
AmerisourceBergen Corp.                               150,000              6,998
Baxter International, Inc.                            325,000             19,740
Becton, Dickinson & Co.                               254,000             21,979
McKesson Corp.                                        310,000             19,465
                                                                     -----------
                                                                          68,182
HOUSEHOLD & PERSONAL PRODUCTS 3.4%
--------------------------------------------------------------------------------
Colgate-Palmolive Co.                                 235,000             18,095
Kimberly-Clark Corp.                                  435,000             28,558
The Procter & Gamble Co.                              253,950             16,748
                                                                     -----------
                                                                          63,401
INSURANCE 5.9%
--------------------------------------------------------------------------------
Aon Corp.                                             396,250             17,245
HCC Insurance Holdings, Inc.                          385,000             10,726
Lincoln National Corp.                                300,000             16,308
Principal Financial Group, Inc.                       215,000             12,816
The Allstate Corp.                                    363,200             17,895
The Chubb Corp.                                       351,000             18,178

SCHWAB DIVIDEND EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
The Travelers Cos., Inc.                              358,000             17,220
                                                                     -----------
                                                                         110,388
MATERIALS 5.4%
--------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                         335,000             15,135
Eastman Chemical Co.                                  240,000             15,857
International Paper Co.                               500,000             16,125
PPG Industries, Inc.                                  245,500             16,225
Temple-Inland, Inc.                                   338,300              6,343
The Dow Chemical Co.                                  362,800             14,026
The Lubrizol Corp.                                    250,000             13,153
Weyerhaeuser Co.                                       50,000              3,386
                                                                     -----------
                                                                         100,250
MEDIA 1.2%
--------------------------------------------------------------------------------
CBS Corp., Class B                                    500,000             12,595
Regal Entertainment Group, Class A                    500,000              9,270
                                                                     -----------
                                                                          21,865
PHARMACEUTICALS & BIOTECHNOLOGY 8.4%
--------------------------------------------------------------------------------
Abbott Laboratories                                   425,000             23,927
Bristol-Myers Squibb Co.                              675,000             15,653
Eli Lilly & Co.                                       444,000             22,875
Johnson & Johnson                                     387,000             24,482
Merck & Co., Inc.                                     560,000             25,917
PerkinElmer, Inc.                                     270,500              6,733
Pfizer, Inc.                                        1,100,000             25,729
Schering-Plough Corp.                                 360,000              7,045
Wyeth                                                  95,000              3,781
                                                                     -----------
                                                                         156,142
RETAILING 0.3%
--------------------------------------------------------------------------------
Genuine Parts Co.                                     121,000              5,316

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.4%
--------------------------------------------------------------------------------
Analog Devices, Inc.                                  290,000              8,224
Applied Materials, Inc.                               800,000             14,336
Intel Corp.                                         1,025,000             21,730
                                                                     -----------
                                                                          44,290
SOFTWARE & SERVICES 3.4%
--------------------------------------------------------------------------------
Accenture Ltd., Class A                               235,000              8,136
Electronic Data Systems Corp.                         560,000             11,256
Microsoft Corp.                                     1,050,000             34,230
Paychex, Inc.                                         266,300              8,713
                                                                     -----------
                                                                          62,335
TECHNOLOGY HARDWARE & EQUIPMENT 3.5%
--------------------------------------------------------------------------------
Harris Corp.                                          180,000              9,844
Hewlett-Packard Co.                                   520,000             22,750
International Business Machines Corp.                 230,000             24,688
Seagate Technology                                    385,000              7,804
                                                                     -----------
                                                                          65,086
TELECOMMUNICATION SERVICES 4.9%
--------------------------------------------------------------------------------
AT&T, Inc.                                          1,253,407             48,244
Citizens Communications Co.                         1,180,000             13,535
Embarq Corp.                                          210,000              9,513
Verizon Communications, Inc.                          527,300             20,480
                                                                     -----------
                                                                          91,772
UTILITIES 10.6%
--------------------------------------------------------------------------------
Alliant Energy Corp.                                  455,000             16,790
American Electric Power Co., Inc.                     451,000             19,316
Consolidated Edison, Inc.                             135,000              5,883
DTE Energy Co.                                        425,000             18,126
Edison International                                  441,000             23,003
FirstEnergy Corp.                                     364,100             25,931
Northeast Utilities                                   300,000              8,316
ONEOK, Inc.                                           180,000              8,460
PG&E Corp.                                            485,000             19,904
Progress Energy, Inc.                                 410,000             18,520
Public Service Enterprise Group, Inc.                 245,000             23,520
TECO Energy, Inc.                                     600,000             10,002
                                                                     -----------
                                                                         197,771
                                                                     -----------
TOTAL COMMON STOCK
(COST $1,689,873)                                                      1,850,068
                                                                     -----------

SECURITY                                          FACE AMOUNT           VALUE
         RATE, MATURITY DATE                      ($ X 1,000)        ($ X 1,000)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 0.0%
--------------------------------------------------------------------------------
Brown Brothers Harriman, Cayman Time Depost
   2.93%, 02/01/08                                         17                 17

U.S. TREASURY OBLIGATION 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   2.86%, 03/20/08 (a)                                    572                570
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $587)                                                                  587
                                                                     -----------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 01/31/08 the tax basis cost of the fund's investments was $1,690,460, and the unrealized appreciation and depreciation were $254,369 and ($94,174), respectively, with a net unrealized appreciation of $160,195.

(a) All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 01/31/08. All numbers are x1,000 except number of futures contracts.

SCHWAB DIVIDEND EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                        NUMBER OF      CONTRACT      UNREALIZED
                                        CONTRACTS        VALUE         LOSSES
FUTURES CONTRACT

S & P 500 Index, e-mini, Long,
expires 03/20/08                                10          690             (25)

SCHWAB CAPITAL TRUST
SCHWAB SMALL-CAP EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                     COST               VALUE
HOLDINGS BY CATEGORY                              ($ X 1,000)        ($ X 1,000)
--------------------------------------------------------------------------------
 93.3%  COMMON STOCK                                  414,593           404,411
  1.1%  FOREIGN COMMON STOCK                            5,171             4,883
  5.7%  SHORT-TERM INVESTMENTS                         24,623            24,623
--------------------------------------------------------------------------------
100.1%  TOTAL INVESTMENTS                             444,387           433,917
  4.1%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                             17,774            17,774
(4.2)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (18,345)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                433,346

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
COMMON STOCK 93.3% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.3%
--------------------------------------------------------------------------------
Drew Industries, Inc. *                                47,900              1,298
Standard Motor Products, Inc. (a)                       4,500                 37
                                                                     -----------
                                                                           1,335
BANKS 1.8%
--------------------------------------------------------------------------------
BancFirst Corp. (a)                                    63,600              2,864
Bank of Hawaii Corp.                                   22,700              1,143
Commerce Bancshares, Inc.                               1,715                 76
Federal Agricultural Mortgage Corp., Class C           14,900                410
First Citizens BancShares, Inc., Class A                3,900                532
SVB Financial Group (a)*                               55,000              2,662
                                                                     -----------
                                                                           7,687
CAPITAL GOODS 11.7%
--------------------------------------------------------------------------------
Acuity Brands, Inc. (a)                               158,200              7,200
AGCO Corp. *                                          184,000             11,081
Crane Co.                                             252,900             10,336
Cubic Corp.                                            50,500              1,356
EMCOR Group, Inc. *                                   451,000              9,890
EnPro Industries, Inc. *                               48,200              1,446
GrafTech International Ltd. *                          94,800              1,427
Thomas & Betts Corp. *                                176,000              7,964
                                                                     -----------
                                                                          50,700
COMMERCIAL SERVICES & SUPPLIES 5.3%
--------------------------------------------------------------------------------
ABM Industries, Inc.                                  282,000              5,843
IHS, Inc., Class A *                                   55,300              3,425
IKON Office Solutions, Inc. (a)                       668,900              5,471
Spherion Corp. *                                      465,700              3,111
Steelcase, Inc., Class A                              305,400              4,682
Viad Corp.                                             14,500                388
                                                                     -----------
                                                                          22,920
CONSUMER DURABLES & APPAREL 5.0%
--------------------------------------------------------------------------------
American Greetings Corp., Class A                     283,100              5,809
Blyth, Inc.                                           432,300              9,420
Furniture Brands International, Inc. (a)              104,000                993
Kellwood Co.                                           35,500                710
The Warnaco Group, Inc. *                             127,500              4,576
                                                                     -----------
                                                                          21,508
CONSUMER SERVICES 2.8%
--------------------------------------------------------------------------------
Career Education Corp. *                              155,700              3,385
DeVry, Inc.                                           159,500              8,803
                                                                     -----------
                                                                          12,188
DIVERSIFIED FINANCIALS 3.2%
--------------------------------------------------------------------------------
Federated Investors, Inc., Class B                    314,700             13,397
GAMCO Investors, Inc., Class A                          5,800                344
                                                                     -----------
                                                                          13,741
ENERGY 6.1%
--------------------------------------------------------------------------------
Dresser-Rand Group, Inc. *                            148,900              4,720
Frontier Oil Corp.                                     27,900                984
Massey Energy Co.                                     146,300              5,439
SEACOR Holdings, Inc. *                               100,500              8,864
Stone Energy Corp. *                                  159,500              6,540
                                                                     -----------
                                                                          26,547
FOOD & STAPLES RETAILING 0.9%
--------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. (a)*                        121,000              3,925
FOOD, BEVERAGE & TOBACCO 1.3%
--------------------------------------------------------------------------------
Alliance One International, Inc. *                    666,000              2,511
Universal Corp.                                        65,300              3,252
                                                                     -----------
                                                                           5,763
HEALTH CARE EQUIPMENT & SERVICES 11.4%
--------------------------------------------------------------------------------
AMERIGROUP Corp. *                                    216,200              8,112
Analogic Corp.                                        133,500              7,884
Apria Healthcare Group, Inc. *                        182,700              3,877
CONMED Corp. *                                         69,800              1,696
Emergency Medical Services Corp., Class A (a)*         85,200              2,622
Greatbatch, Inc. *                                    117,700              2,658
Healthspring, Inc. *                                   93,400              1,932
Invacare Corp.                                         29,200                711
Magellan Health Services, Inc. *                      249,600             10,917
MedCath Corp. *                                       205,200              5,105
Merit Medical Systems, Inc. *                         103,900              1,671
Molina Healthcare, Inc. (a)*                           62,500              2,132
                                                                     -----------
                                                                          49,317
HOUSEHOLD & PERSONAL PRODUCTS 0.7%
--------------------------------------------------------------------------------
NBTY, Inc. *                                          121,400              2,940

SCHWAB SMALL-CAP EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
INSURANCE 5.7%
--------------------------------------------------------------------------------
American Financial Group, Inc.                        198,300             5,499
American Physicians Capital, Inc.                      15,250               630
Delphi Financial Group, Inc., Class A                 117,625             3,691
FBL Financial Group, Inc., Class A                     53,900             1,776
Harleysville Group, Inc.                              107,600             3,836
HCC Insurance Holdings, Inc.                           57,100             1,591
Philadelphia Consolidated Holding Corp. *             105,400             3,773
Reinsurance Group of America, Inc.                     63,500             3,681
United America Indemnity Ltd., Class A *               12,400               255
                                                                     -----------
                                                                         24,732
MATERIALS 7.5%
--------------------------------------------------------------------------------
AK Steel Holding Corp. *                              102,700             4,907
Ashland, Inc.                                          43,300             1,972
FMC Corp.                                              50,000             2,658
H.B. Fuller Co.                                       311,500             6,467
Headwaters, Inc. (a)*                                 159,300             1,795
OM Group, Inc. *                                      123,500             7,086
Packaging Corp. of America                             17,300               419
Rockwood Holdings, Inc. *                             187,800             5,514
Schweitzer-Mauduit International, Inc.                 31,400               749
Sonoco Products Co.                                    37,200             1,148
                                                                     -----------
                                                                         32,715
MEDIA 1.3%
--------------------------------------------------------------------------------
DreamWorks Animation SKG, Inc., Class A *             226,200             5,531

PHARMACEUTICALS & BIOTECHNOLOGY 3.6%
--------------------------------------------------------------------------------
Invitrogen Corp. (a)*                                 115,800             9,921
King Pharmaceuticals, Inc. *                           41,500               435
Medicis Pharmaceutical Corp., Class A                  37,100               754
OSI Pharmaceuticals, Inc. *                            88,300             3,521
Par Pharmaceutical Cos, Inc. *                         39,000               748
Varian, Inc. *                                          9,100               494
                                                                     -----------
                                                                         15,873
REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Essex Property Trust, Inc.                              1,500               156
Kilroy Realty Corp.                                     2,000                98
                                                                     -----------
                                                                            254
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.7%
--------------------------------------------------------------------------------
Amkor Technology, Inc. *                              120,100               918
Atmel Corp. *                                         357,100             1,128
Credence Systems Corp. *                              986,600             1,293
Integrated Device Technology, Inc. *                  189,300             1,410
Novellus Systems, Inc. *                              149,200             3,545
Photronics, Inc. *                                    276,300             3,368
Teradyne, Inc. *                                      378,800             4,155
Zoran Corp. *                                         375,100             4,426
                                                                     -----------
                                                                         20,243
SOFTWARE & SERVICES 9.1%
--------------------------------------------------------------------------------
Ariba, Inc. *                                          84,000               837
Convergys Corp. *                                       9,900               153
CSG Systems International, Inc. *                     127,400             1,626
Global Payments, Inc.                                  68,500             2,562
Hewitt Associates, Inc., Class A *                    140,100             5,207
Novell, Inc. *                                      1,333,300             8,480
SPSS, Inc. *                                           25,100               830
Sybase, Inc. (a)*                                     480,500            13,560
Sykes Enterprises, Inc. *                              29,600               467
Synopsys, Inc. *                                      137,100             3,019
Vignette Corp. *                                      181,300             2,551
                                                                     -----------
                                                                         39,292
TECHNOLOGY HARDWARE & EQUIPMENT 7.2%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                         37,300               552
Dolby Laboratories, Inc., Class A *                   186,400             8,032
Emulex Corp. *                                        420,900             6,566
Hutchinson Technology, Inc. *                          97,800             1,542
Methode Electronics, Inc.                             267,100             3,237
Mettler-Toledo International, Inc. *                   24,800             2,463
Tech Data Corp. *                                     224,600             7,722
Vishay Intertechnology, Inc. *                         92,500               970
                                                                     -----------
                                                                         31,084
TELECOMMUNICATION SERVICES 0.5%
--------------------------------------------------------------------------------
Syniverse Holdings, Inc. *                            138,300             2,184
USA Mobility, Inc. *                                   21,100               253
                                                                     -----------
                                                                          2,437
TRANSPORTATION 2.9%
--------------------------------------------------------------------------------
Con-way, Inc.                                         172,900             8,419
Continental Airlines, Inc., Class B *                 161,500             4,394
                                                                     -----------
                                                                         12,813
UTILITIES 0.2%
--------------------------------------------------------------------------------
Northwest Natural Gas Co.                              18,300               866
                                                                     -----------
TOTAL COMMON STOCK
(COST $414,593)                                                         404,411
                                                                     -----------

FOREIGN COMMON STOCK 1.1% OF NET ASSETS

BERMUDA 1.1%
--------------------------------------------------------------------------------

INSURANCE 1.1%
--------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                   144,700             4,883
                                                                     -----------
TOTAL FOREIGN COMMON STOCK
(COST $5,171)                                                             4,883
                                                                     -----------

SCHWAB SMALL-CAP EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                          FACE AMOUNT           VALUE
         RATE, MATURITY DATE                      ($ X 1,000)        ($ X 1,000)
SHORT-TERM INVESTMENTS 5.7% OF NET ASSETS

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 5.4%
--------------------------------------------------------------------------------
Citibank, Nassau Time Depost
   2.93%, 02/01/08                                     15,240             15,240
Wachovia, London Time Deposit
   2.93%, 02/01/08                                      8,158              8,158
                                                                     -----------
                                                                          23,398
U.S. TREASURY OBLIGATIONS 0.3%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   2.86%, 03/20/08 (b)                                  1,020              1,016
   2.87%, 03/20/08 (b)                                    210                209
                                                                     -----------
                                                                           1,225
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $24,623)                                                            24,623
                                                                     -----------

END OF INVESTMENTS.

                                                    NUMBER OF           VALUE
SECURITY                                              SHARES         ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 4.1%
OF NET ASSETS

Securities Lending Investment Fund, a series of
   the Brown Brothers Investment Trust             17,774,023             17,774

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

(All dollar amounts are x 1,000)

At 01/31/08, the tax basis cost of the fund's investments was $444,595 and the unrealized appreciation and depreciation were $42,209 and (52,887), respectively, with a net unrealized depreciation of ($10,678).

*     Non-income producing security.
(a)   All or a portion of this security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 01/31/08. All numbers are x 1,000 except number of futures contracts.

                                        NUMBER OF      CONTRACT      UNREALIZED
                                        CONTRACTS        VALUE         LOSSES
FUTURES CONTRACT

Russell 2000 Index, Long, expires
03/19/08                                       42        15,015            (112)

SCHWAB CAPITAL TRUST
SCHWAB HEDGED EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
  100.3%  COMMON STOCK                                 843,571          895,878
    0.3%  SHORT-TERM INVESTMENTS                         2,945            2,945
--------------------------------------------------------------------------------
  100.6%  TOTAL INVESTMENTS                            846,516          898,823
 (45.5)%  SHORT SALES                                 (453,526)        (406,743)
   44.9%  OTHER ASSETS AND
          LIABILITIES, NET                                              401,210
--------------------------------------------------------------------------------
  100.0%  TOTAL NET ASSETS                                              893,290

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
COMMON STOCK 100.3% OF NET ASSETS

AUTOMOBILES & COMPONENTS 2.7%
--------------------------------------------------------------------------------
Ford Motor Co. (a)*                                   1,205,400            8,004
Lear Corp. (a)*                                         546,700           16,051
                                                                     -----------
                                                                          24,055

CAPITAL GOODS 13.8%
--------------------------------------------------------------------------------
AGCO Corp. (a)*                                         263,600           15,874
Cooper Industries Ltd., Class A                          18,400              819
EMCOR Group, Inc. *                                     882,800           19,360
Emerson Electric Co.                                     91,400            4,647
ITT Corp.                                                23,100            1,373
Lockheed Martin Corp. (a)                               163,300           17,623
Perini Corp. *                                          260,400            9,101
Raytheon Co. (a)                                        443,300           28,877
The Boeing Co. (a)                                      243,200           20,229
Thomas & Betts Corp. (a)*                               125,900            5,697
                                                                     -----------
                                                                         123,600

COMMERCIAL SERVICES & SUPPLIES 2.6%
--------------------------------------------------------------------------------
Deluxe Corp.                                             76,200            1,853
IKON Office Solutions, Inc.                             126,300            1,033
R.R. Donnelley & Sons Co.                               227,700            7,945
Steelcase, Inc., Class A                                224,900            3,448
Waste Management, Inc.                                  279,200            9,057
                                                                     -----------
                                                                          23,336

CONSUMER DURABLES & APPAREL 5.7%
--------------------------------------------------------------------------------
American Greetings Corp., Class A                       180,400            3,702
Blyth, Inc.                                              67,900            1,479
Hasbro, Inc.                                            581,000           15,089
Newell Rubbermaid, Inc. (a)                             862,400           20,801
Snap-on, Inc. (a)                                       166,400            8,174
The Warnaco Group, Inc. *                                34,500            1,238
                                                                     -----------
                                                                          50,483

CONSUMER SERVICES 0.4%
--------------------------------------------------------------------------------
Burger King Holdings, Inc.                               44,000            1,159
DeVry, Inc. (a)                                          20,000            1,104
Triarc Cos., Inc., Class B                              134,300            1,249
                                                                     -----------
                                                                           3,512

DIVERSIFIED FINANCIALS 3.5%
--------------------------------------------------------------------------------
Bank of New York Mellon Corp.                           111,600            5,204
JPMorgan Chase & Co.                                    347,500           16,524
Northern Trust Corp.                                    125,700            9,221
                                                                     -----------
                                                                          30,949

ENERGY 8.3%
--------------------------------------------------------------------------------
Dresser-Rand Group, Inc. *                              212,600            6,740
Exxon Mobil Corp. (a)                                   307,800           26,594
Massey Energy Co.                                       105,900            3,937
Noble Energy                                             71,800            5,211
Occidental Petroleum Corp. (a)                          454,200           30,827
Stone Energy Corp. *                                     10,200              418
                                                                     -----------
                                                                          73,727

FOOD & STAPLES RETAILING 1.8%
--------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. (a)*                          497,900           16,152

FOOD, BEVERAGE & TOBACCO 3.3%
--------------------------------------------------------------------------------
H.J. Heinz Co.                                           42,200            1,796
Reynolds American, Inc. (a)                             199,200           12,615
Sara Lee Corp.                                           75,200            1,057
The Coca-Cola Co. (a)                                    70,200            4,154
The Pepsi Bottling Group, Inc. (a)                      288,800           10,065
                                                                     -----------
                                                                          29,687

HEALTH CARE EQUIPMENT & SERVICES 10.0%
--------------------------------------------------------------------------------
Aetna, Inc. (a)                                          51,500            2,743
Baxter International, Inc.                              319,500           19,406
Becton, Dickinson & Co. (a)                              70,000            6,057
CIGNA Corp.                                              59,700            2,935
DENTSPLY International, Inc.                             11,500              475
Humana, Inc. *                                          172,100           13,820
Magellan Health Services,
   Inc. (a)*                                            274,300           11,998
McKesson Corp. (a)                                      508,400           31,922
                                                                     -----------
                                                                          89,356

HOUSEHOLD & PERSONAL PRODUCTS 0.8%
--------------------------------------------------------------------------------
Energizer Holdings, Inc. *                               78,200            7,321

INSURANCE 8.0%
--------------------------------------------------------------------------------
Harleysville Group, Inc.                                 70,400            2,510
Loews Corp. (a)                                         511,100           23,863
Nationwide Financial Services, Inc., Class A (a)         44,100            1,948
Principal Financial Group, Inc. (a)                     286,900           17,102
Prudential Financial, Inc. (a)                          152,100           12,833
W. R. Berkley Corp. (a)                                 422,412           12,782
                                                                     -----------
                                                                          71,038

MATERIALS 4.6%
--------------------------------------------------------------------------------
AK Steel Holding Corp. *                                162,100            7,745

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Ashland, Inc. (a)                                        98,900            4,503
Celanese Corp., Series A (a)                            155,800            5,793
H.B. Fuller Co.                                         158,100            3,282
OM Group, Inc. *                                         25,800            1,480
Owens-Illinois, Inc. *                                    4,500              227
Pactiv Corp. (a)*                                       103,500            2,961
Rockwood Holdings, Inc. *                                62,700            1,841
Sonoco Products Co. (a)                                 201,500            6,218
The Lubrizol Corp. (a)                                  133,200            7,008
                                                                     -----------
                                                                          41,058

MEDIA 1.3%
--------------------------------------------------------------------------------
DreamWorks Animation SKG, Inc., Class A (a)*            317,900            7,773
Regal Entertainment Group,
   Class A (a)                                          101,100            1,874
The Walt Disney Co.                                      59,000            1,766
                                                                     -----------
                                                                          11,413

PHARMACEUTICALS & BIOTECHNOLOGY 5.1%
--------------------------------------------------------------------------------
Applied Biosystems Group-Applera Corp.(a)               487,800           15,380
Forest Laboratories, Inc. *                              99,000            3,937
King Pharmaceuticals, Inc. (a)*                         734,600            7,706
Merck & Co., Inc.                                        66,000            3,055
OSI Pharmaceuticals, Inc. *                             118,800            4,738
Pfizer, Inc.                                            230,600            5,394
Varian, Inc. *                                           89,700            4,866
                                                                     -----------
                                                                          45,076

RETAILING 1.0%
--------------------------------------------------------------------------------
The Gap, Inc. (a)                                       486,800            9,308

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.5%
--------------------------------------------------------------------------------
Amkor Technology, Inc. *                                 93,900              717
Atmel Corp. *                                           163,300              516
Semtech Corp. *                                          40,000              511
Teradyne, Inc. (a)*                                     147,300            1,616
Zoran Corp. *                                           114,600            1,352
                                                                     -----------
                                                                           4,712

SOFTWARE & SERVICES 6.6%
--------------------------------------------------------------------------------
BMC Software, Inc. (a)*                                 803,300           25,738
Cadence Design Systems,
   Inc. (a)*                                            335,700            3,407
Electronic Data Systems Corp.                           100,600            2,022
Hewitt Associates, Inc., Class A *                      277,900           10,330
Sybase, Inc. (a)*                                       454,500           12,826
Synopsys, Inc. (a)*                                     220,000            4,844
                                                                     -----------
                                                                          59,167

TECHNOLOGY HARDWARE & EQUIPMENT 7.8%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. (a)*                          33,100            1,122
Avnet, Inc. *                                           134,000            4,772
Brocade Communications Systems, Inc. (a)*               309,100            2,130
Dolby Laboratories, Inc., Class A (a)*                  528,600           22,777
Hewlett-Packard Co. (a)                                 508,000           22,225
International Business Machines Corp. (a)               117,500           12,612
Mettler-Toledo International, Inc. *                     21,700            2,155
NCR Corp. *                                               6,500              139
Plantronics, Inc.                                        50,900              972
Tech Data Corp. *                                         5,400              186
Vishay Intertechnology, Inc. *                           21,700              228
                                                                     -----------
                                                                          69,318

TELECOMMUNICATION SERVICES 2.9%
--------------------------------------------------------------------------------
CenturyTel, Inc.                                        523,300           19,315
Qwest Communications International, Inc. (a)            298,900            1,758
Telephone & Data Systems, Inc.                           94,300            4,973
                                                                     -----------
                                                                          26,046

TRANSPORTATION 1.9%
--------------------------------------------------------------------------------
Con-way, Inc. (a)                                       190,500            9,275
Continental Airlines, Inc., Class B (a)*                288,200            7,842
Union Pacific Corp.                                       2,100              263
                                                                     -----------
                                                                          17,380

UTILITIES 7.7%
--------------------------------------------------------------------------------
Edison International                                    161,900            8,445
ONEOK, Inc. (a)                                         663,500           31,184
Public Service Enterprise Group, Inc. (a)               251,500           24,144
Reliant Energy, Inc. (a)*                               254,400            5,411
                                                                     -----------
                                                                          69,184
                                                                     -----------
TOTAL COMMON STOCK
(COST $843,571)                                                          895,878
                                                                     -----------

SECURITY                                            FACE AMOUNT         VALUE
               RATE, MATURITY DATE                  ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENTS  0.3% OF NET ASSETS

REPURCHASE AGREEMENT 0.2%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 01/31/08, due
   02/01/08 at 2.58%, with a maturity value of
   $2,418 (fully collateralized by Federal Home
   Loan Bank with a value of $2,470.)
                                                          2,418            2,418

U.S. TREASURY BILL 0.1%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   2.86%, 03/20/08                                          529              527
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $2,945)                                                              2,945
                                                                     -----------


END OF INVESTMENTS.

(All dollar amounts are x 1,000)

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

At 01/31/08, the tax basis cost of the fund's investments was $847,032 and the unrealized appreciation and depreciation were $104,581 and ($52,790), respectively, with a net unrealized appreciation of $51,791.

*   Non-income producing security.
(a) All or a portion of this security is held as collateral for short sales.

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
SHORT SALES 45.5% OF NET ASSETS

BANKS 0.6%
--------------------------------------------------------------------------------
Citizens Republic Bancorp, Inc.                          70,000              990
MB Financial, Inc.                                      100,000            3,110
MGIC Investment Corp.                                    17,300              320
Sterling Financial Corp., Washington                     50,000              889
                                                                     -----------
                                                                           5,309

CAPITAL GOODS 4.8%
--------------------------------------------------------------------------------
Aircastle Ltd.                                           74,900            1,841
Albany International Corp.,
   Class A                                               70,700            2,475
Bucyrus International, Inc.,
   Class A                                              158,900           14,732
Energy Conversion Devices, Inc. *                       482,700           11,141
ESCO Technologies, Inc. *                                46,900            1,758
Franklin Electric Co., Inc.                              54,000            2,033
Moog, Inc., Class A *                                    39,000            1,796
Spirit AeroSystems Holdings, Inc., Class A *            168,300            4,648
Watsco, Inc.                                             71,300            2,629
                                                                     -----------
                                                                          43,053

COMMERCIAL SERVICES & SUPPLIES 0.2%
--------------------------------------------------------------------------------
RSC Holdings, Inc. *                                    118,700            1,306

CONSUMER DURABLES & APPAREL 1.6%
--------------------------------------------------------------------------------
Pool Corp.                                              208,200            5,130
Quiksilver, Inc. *                                      994,700            9,480
                                                                     -----------
                                                                          14,610

CONSUMER SERVICES 2.7%
--------------------------------------------------------------------------------
H&R Block, Inc.                                          83,900            1,617
Las Vegas Sands Corp. *                                  43,000            3,770
Panera Bread Co., Class A *                             216,200            8,168
Scientific Games Corp., Class A *                       225,700            5,371
The Cheesecake Factory, Inc. *                          233,500            5,102
                                                                     -----------
                                                                          24,028

DIVERSIFIED FINANCIALS 0.0%
--------------------------------------------------------------------------------
Allied Capital Corp.                                      9,400              208

ENERGY 2.2%
--------------------------------------------------------------------------------
CARBO Ceramics, Inc.                                     21,300              732
Crosstex Energy, Inc.                                   129,600            4,243
Delta Petroleum Corp. *                                 375,100            7,521
Goodrich Petroleum Corp. *                                1,200               24
International Coal Group, Inc. *                        390,200            2,423
Petrohawk Energy Corp. *                                127,900            2,014
RPC, Inc.                                               113,700            1,226
TETRA Technologies, Inc. *                              100,800            1,577
                                                                     -----------
                                                                          19,760

FOOD & STAPLES RETAILING 1.2%
--------------------------------------------------------------------------------
United Natural Foods, Inc. *                             83,800            2,010
Whole Foods Market, Inc.                                209,000            8,243
                                                                     -----------
                                                                          10,253

HEALTH CARE EQUIPMENT & SERVICES 5.5%
--------------------------------------------------------------------------------
Allscripts Healthcare Solutions, Inc. *                 418,700            6,209
American Medical Systems Holdings, Inc. *             1,004,600           14,356
Brookdale Senior Living, Inc.                            45,400            1,013
Emeritus Corp. *                                         29,000              643
Health Management Associates, Inc., Class A             930,600            5,016
HEALTHSOUTH Corp. *                                     119,400            2,032
Healthways, Inc. *                                       92,100            5,185
Integra LifeSciences Holdings Corp. *                    42,800            1,781
ResMed, Inc. *                                          124,000            5,776
The Cooper Cos., Inc.                                   175,500            6,911
                                                                     -----------
                                                                          48,922

HOUSEHOLD & PERSONAL PRODUCTS 1.2%
--------------------------------------------------------------------------------
Bare Escentuals, Inc. *                                 432,200           10,304
Central Garden & Pet Co. *                               51,900              285
Central Garden & Pet Co.,
   Class A *                                             53,800              267
                                                                     -----------
                                                                          10,856

INSURANCE 0.6%
--------------------------------------------------------------------------------
Assured Guaranty Ltd.                                   101,700            2,406
National Financial Partners Corp.                        83,900            3,029
                                                                     -----------
                                                                           5,435

MATERIALS 5.0%
--------------------------------------------------------------------------------
Coeur d'Alene Mines Corp. *                           3,080,600           14,078
International Flavors & Fragrances, Inc.                118,200            5,036
Louisiana-Pacific Corp.                                 397,100            6,064
Martin Marietta Materials, Inc.                          40,600            4,982
RTI International Metals, Inc. *                         90,400            4,995
Texas Industries, Inc.                                  171,000            9,691
                                                                     -----------
                                                                          44,846

MEDIA 0.2%
--------------------------------------------------------------------------------
Lamar Advertising Co.                                    28,900            1,246
National CineMedia, Inc.                                  8,900              203
                                                                     -----------
                                                                           1,449

PHARMACEUTICALS & BIOTECHNOLOGY 3.7%
--------------------------------------------------------------------------------
Abraxis BioScience, Inc. *                                1,713              102
Alexion Pharmaceuticals, Inc. *                           1,000               65
AMAG Pharmaceuticals, Inc. *                            102,800            5,300

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Amylin Pharmaceuticals, Inc. *                          258,900            7,677
APP Pharmaceuticals, Inc. *                             279,800            2,941
Auxilium Pharmaceuticals, Inc. *                         64,100            2,192
Cepheid, Inc. *                                         433,500           13,239
Human Genome Sciences, Inc. *                           274,300            1,531
                                                                     -----------
                                                                          33,047

REAL ESTATE 1.5%
--------------------------------------------------------------------------------
Forest City Enterprises, Inc., Class A                  127,800            5,093
The St. Joe Co.                                         214,200            8,315
                                                                     -----------
                                                                          13,408

RETAILING 3.1%
--------------------------------------------------------------------------------
Borders Group, Inc.                                      80,100              902
Cabela's, Inc. *                                        271,400            4,003
CarMax, Inc. *                                          355,800            7,934
Chico's FAS, Inc. *                                     470,200            5,073
GSI Commerce, Inc. *                                     65,000            1,058
Limited Brands, Inc.                                    137,400            2,623
PetSmart, Inc.                                           37,700              862
Tuesday Morning Corp.                                     7,800               47
Tween Brands, Inc. *                                     50,000            1,602
Zumiez, Inc. *                                          181,100            3,483
                                                                     -----------
                                                                          27,587

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.6%
--------------------------------------------------------------------------------
Micron Technology, Inc. *                               762,300            5,359

SOFTWARE & SERVICES 2.8%
--------------------------------------------------------------------------------
ACI Worldwide, Inc. *                                   195,400            2,911
Commvault Systems, Inc. *                                63,500            1,182
Equinix, Inc. *                                         123,944            9,362
Quality Systems, Inc.                                   227,300            6,908
THQ, Inc. *                                             249,700            4,497
                                                                     -----------
                                                                          24,860

TECHNOLOGY HARDWARE & EQUIPMENT 1.3%
--------------------------------------------------------------------------------
Daktronics, Inc.                                        557,200           11,417
Imation Corp.                                            14,300              371
                                                                     -----------
                                                                          11,788

TELECOMMUNICATION SERVICES 1.0%
--------------------------------------------------------------------------------
Cbeyond, Inc. *                                          61,700            2,082
Leap Wireless International, Inc. *                      83,000            3,432
NII Holdings, Inc., Class B *                            89,100            3,801
                                                                     -----------
                                                                           9,315

TRANSPORTATION 1.9%
--------------------------------------------------------------------------------
American Commercial Lines, Inc. *                       278,900            5,650
Eagle Bulk Shipping, Inc.                               158,800            3,926
Forward Air Corp.                                        27,700              859
J.B. Hunt Transport Services, Inc.                       35,700            1,110
Knight Transportation, Inc.                             335,100            5,750
                                                                     -----------
                                                                          17,295

UTILITIES 3.8%
--------------------------------------------------------------------------------
Aqua America, Inc.                                      501,200            9,989
DPL, Inc.                                               109,600            3,043
Equitable Resources, Inc.                                13,100              730
ITC Holdings Corp.                                      249,800           13,199
PNM Resources, Inc.                                     313,900            6,065
Westar Energy, Inc.                                      42,000            1,023
                                                                     -----------
                                                                          34,049
                                                                     -----------
TOTAL SHORT SALES
(PROCEEDS $453,526)                                                      406,743
                                                                     -----------


END OF SHORT SALE POSITIONS.

* Non-income producing security.

SCHWAB CAPITAL TRUST
SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND

PORTFOLIO HOLDINGS As of January 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 96.0%   COMMON STOCK                                 2,659,132       2,851,362
  3.6%   SHORT-TERM INVESTMENTS                         109,069         109,069
   --%   WARRANTS                                            --              --
--------------------------------------------------------------------------------
 99.6%   TOTAL INVESTMENTS                            2,768,201       2,960,431
  2.9%   COLLATERAL INVESTED FOR
         SECURITIES ON LOAN                              85,295          85,295
(2.5)%   OTHER ASSETS AND
         LIABILITIES, NET                                               (75,527)
--------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                             2,970,199

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)

AUTOMOBILES & COMPONENTS 0.5%
--------------------------------------------------------------------------------
Ford Motor Co. (a)*                                     495,911            3,293
General Motors Corp.                                    136,152            3,854
Harley-Davidson, Inc.                                    57,625            2,338
Johnson Controls, Inc.                                  137,707            4,871
The Goodyear Tire & Rubber Co.*                          56,040            1,411
                                                                     -----------
                                                                          15,767

BANKS 3.9%
--------------------------------------------------------------------------------
BB&T Corp.                                              120,447            4,370
Comerica, Inc.                                           35,362            1,543
Commerce Bancorp, Inc.                                   40,421            1,540
Countrywide Financial Corp. (a)                         132,922              925
Fannie Mae                                              225,617            7,639
Fifth Third Bancorp                                     124,110            3,363
First Horizon National Corp. (a)                         27,670              600
Freddie Mac                                             153,720            4,672
Hudson City Bancorp, Inc.                               123,292            2,020
Huntington Bancshares, Inc.                              84,885            1,142
KeyCorp                                                  90,563            2,368
M&T Bank Corp.                                           17,146            1,573
Marshall & Ilsley Corp.                                  56,887            1,587
MGIC Investment Corp. (a)                                17,879              331
National City Corp.                                     135,070            2,403
PNC Financial Services Group, Inc. (a)                   83,743            5,495
Regions Financial Corp.                                 161,942            4,087
Sovereign Bancorp, Inc. (a)                              84,761            1,057
SunTrust Banks, Inc.                                     83,180            5,735
U.S. Bancorp                                            400,148           13,585
Wachovia Corp.                                          441,117           17,173
Washington Mutual, Inc. (a)                             208,871            4,161
Wells Fargo & Co.                                       774,713           26,348
Zions Bancorp                                            23,936            1,310
                                                                     -----------
                                                                         115,027

CAPITAL GOODS 9.0%
--------------------------------------------------------------------------------
3M Co.                                                  165,978           13,220
Caterpillar, Inc.                                       148,170           10,541
Cooper Industries Ltd., Class A                          44,229            1,970
Cummins, Inc.                                            48,654            2,349
Danaher Corp.                                            61,168            4,554
Deere & Co.                                             105,998            9,302
Dover Corp.                                              45,547            1,838
Eaton Corp.                                              36,344            3,008
Emerson Electric Co.                                    187,267            9,521
Fluor Corp.                                              22,542            2,743
General Dynamics Corp.                                   97,228            8,212
General Electric Co.                                  2,377,525           84,188
Goodrich Corp.                                           29,778            1,863
Honeywell International, Inc.                           184,517           10,899
Illinois Tool Works, Inc.                                93,341            4,704
Ingersoll-Rand Co., Ltd. Class A                         70,728            2,795
ITT Corp.                                                44,918            2,669
Jacobs Engineering Group, Inc. *                         29,000            2,217
L-3 Communications Holdings, Inc.                        29,388            3,257
Lockheed Martin Corp.                                    82,339            8,886
Masco Corp. (a)                                          92,007            2,110
Northrop Grumman Corp.                                   81,434            6,463
PACCAR, Inc.                                             90,250            4,234
Pall Corp.                                               28,708            1,059
Parker Hannifin Corp.                                    40,930            2,767
Precision Castparts Corp.                                32,327            3,679
Raytheon Co.                                            104,549            6,810
Rockwell Automation, Inc.                                37,580            2,143
Rockwell Collins, Inc.                                   40,881            2,584
Terex Corp. *                                            23,935            1,406
Textron, Inc.                                            58,278            3,266
The Boeing Co.                                          184,931           15,383
The Manitowoc Co., Inc.                                  30,400            1,159
Trane, Inc.                                              38,668            1,732
Tyco International Ltd.                                 115,665            4,553
United Technologies Corp.                               233,736           17,159
W.W. Grainger, Inc.                                      16,328            1,299
                                                                     -----------
                                                                         266,542

COMMERCIAL SERVICES & SUPPLIES 0.4%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                          68,114              671
Avery Dennison Corp.                                     21,519            1,115
Cintas Corp.                                             29,385              964
Equifax, Inc.                                            29,941            1,111
Monster Worldwide, Inc. *                                28,701              799
Pitney Bowes, Inc.                                       49,337            1,811
R.R. Donnelley & Sons Co.                                51,022            1,780
Robert Half International, Inc.                          37,369            1,038
Waste Management, Inc.                                  122,075            3,960
                                                                     -----------
                                                                          13,249

SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
CONSUMER DURABLES & APPAREL 1.0%
--------------------------------------------------------------------------------
Brunswick Corp.                                          20,343              386
Centex Corp. (a)                                         28,637              796
Coach, Inc. *                                            86,512            2,773
D.R. Horton, Inc. (a)                                    56,890              981
Eastman Kodak Co. (a)                                    67,752            1,350
Fortune Brands, Inc.                                     37,530            2,624
Harman International Industries, Inc.                    14,856              692
Hasbro, Inc.                                             43,712            1,135
Jones Apparel Group, Inc.                                24,519              412
KB Home (a)                                              17,435              479
Leggett & Platt, Inc.                                    39,991              761
Lennar Corp., Class A                                    30,636              631
Liz Claiborne, Inc. (a)                                  22,823              500
Mattel, Inc.                                             86,002            1,807
Newell Rubbermaid, Inc.                                  69,979            1,688
NIKE, Inc., Class B                                      93,320            5,763
Polo Ralph Lauren Corp.                                  15,126              917
Pulte Homes, Inc.                                        49,964              816
Snap-on, Inc.                                            15,478              760
The Black & Decker Corp.                                 16,454            1,194
The Stanley Works                                        20,245            1,040
VF Corp.                                                 21,884            1,693
Whirlpool Corp.                                          16,942            1,442
                                                                     -----------
                                                                          30,640

CONSUMER SERVICES 1.4%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                            34,435            2,746
Carnival Corp.                                           99,024            4,406
Darden Restaurants, Inc. (a)                             32,568              922
H&R Block, Inc.                                          62,411            1,203
International Game Technology                            75,435            3,219
Marriott International, Inc.,     Class A                74,560            2,681
McDonald's Corp.                                        279,797           14,983
Starbucks Corp. *                                       164,732            3,115
Starwood Hotels & Resorts Worldwide, Inc.                48,595            2,199
Wendy's International, Inc.                              25,811              630
Wyndham Worldwide Corp.                                  43,861            1,033
Yum! Brands, Inc.                                       122,659            4,190
                                                                     -----------
                                                                          41,327

DIVERSIFIED FINANCIALS 8.7%
--------------------------------------------------------------------------------
American Capital Strategies Ltd. (a)                     43,561            1,532
American Express Co.                                    278,327           13,727
Ameriprise Financial, Inc.                               56,147            3,106
Bank of America Corp.                                 1,030,920           45,721
Bank of New York Mellon Corp.                           267,570           12,477
Capital One Financial Corp.                              90,935            4,984
CIT Group, Inc.                                          44,014            1,231
Citigroup, Inc.                                       1,194,762           33,716
CME Group, Inc.                                          12,323            7,627
Discover Financial Services                             118,179            2,068
E*TRADE Financial Corp. (a)*                             95,095              473
Federated Investors, Inc., Class B                       22,395              953
Franklin Resources, Inc.                                 38,889            4,053
IntercontinentalExchange, Inc.(a)*                       16,058            2,247
Janus Capital Group, Inc. (a)                            49,444            1,336
JPMorgan Chase & Co.                                    791,573           37,639
Legg Mason, Inc.                                         29,208            2,103
Lehman Brothers Holdings, Inc.                          123,046            7,896
Leucadia National Corp. (a)                              38,251            1,690
Merrill Lynch & Co., Inc.                               196,686           11,093
Moody's Corp. (a)                                        52,238            1,828
Morgan Stanley                                          243,966           12,059
Northern Trust Corp.                                     46,184            3,388
NYSE Euronext                                            61,200            4,813
SLM Corp.                                                88,096            1,916
State Street Corp.                                       92,298            7,580
T. Rowe Price Group, Inc.                                60,253            3,048
The Bear Stearns Cos., Inc.                              26,089            2,356
The Charles Schwab Corp. (c)                            231,145            5,155
The Goldman Sachs Group, Inc.                            94,906           19,054
                                                                     -----------
                                                                         256,869

ENERGY 11.7%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                107,527            6,300
Apache Corp.                                             77,039            7,353
Baker Hughes, Inc.                                       74,106            4,812
BJ Services Co.                                          62,484            1,359
Cameron International Corp. *                            51,000            2,053
Chesapeake Energy Corp. (a)                             102,666            3,822
Chevron Corp.                                           495,303           41,853
ConocoPhillips                                          378,420           30,395
CONSOL Energy, Inc.                                      42,318            3,089
Devon Energy Corp.                                      105,445            8,961
El Paso Corp.                                           156,840            2,585
ENSCO International, Inc.                                33,693            1,722
EOG Resources, Inc.                                      56,765            4,967
Exxon Mobil Corp.                                     1,294,911          111,880
Halliburton Co.                                         224,340            7,441
Hess Corp.                                               64,118            5,824
Marathon Oil Corp.                                      169,870            7,958
Murphy Oil Corp.                                         43,765            3,219
Nabors Industries Ltd. *                                 63,294            1,723
National-Oilwell Varco, Inc. *                           84,614            5,096
Noble Corp.                                              58,333            2,553
Noble Energy                                             40,684            2,953
Occidental Petroleum Corp.                              197,126           13,379
Patriot Coal Corp. *                                      8,486              337
Peabody Energy Corp.                                     61,564            3,326
Range Resources Corp.                                    32,300            1,687
Rowan Cos., Inc.                                         21,322              726
Schlumberger Ltd.                                       276,280           20,848
Smith International, Inc.                                46,532            2,523
Spectra Energy Corp.                                    139,807            3,193
Sunoco, Inc.                                             25,890            1,610
Tesoro Corp.                                             31,807            1,242
The Williams Cos., Inc.                                 139,196            4,450
Transocean, Inc. *                                       71,809            8,804
Valero Energy Corp.                                     133,555            7,905
Weatherford International Ltd. *                         78,110            4,828
XTO Energy, Inc.                                        111,853            5,810
                                                                     -----------
                                                                         348,586

SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
FOOD & STAPLES RETAILING 2.4%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                   99,851            6,784
CVS/Caremark Corp.                                      341,788           13,354
Safeway, Inc.                                            98,571            3,055
Supervalu, Inc.                                          44,410            1,335
Sysco Corp.                                             141,462            4,109
The Kroger Co.                                          163,311            4,156
Wal-Mart Stores, Inc.                                   558,319           28,407
Walgreen Co.                                            230,312            8,086
Whole Foods Market, Inc. (a)                             28,116            1,109
                                                                     -----------
                                                                          70,395

FOOD, BEVERAGE & TOBACCO 5.1%
--------------------------------------------------------------------------------
Altria Group, Inc.                                      496,302           37,630
Anheuser-Busch Cos., Inc.                               174,645            8,124
Archer-Daniels-Midland Co.                              143,238            6,310
Brown-Forman Corp., Class B                              16,996            1,070
Campbell Soup Co.                                        49,798            1,574
Coca-Cola Enterprises, Inc.                              71,095            1,640
ConAgra Foods, Inc.                                     113,894            2,452
Constellation Brands, Inc.,     Class A *                40,550              847
Dean Foods Co.                                           29,670              831
General Mills, Inc.                                      81,337            4,442
H.J. Heinz Co.                                           77,792            3,311
Kellogg Co.                                              61,549            2,948
Kraft Foods, Inc., Class A                              365,439           10,693
McCormick & Co., Inc.                                    30,029            1,013
Molson Coors Brewing Co.,   Class B                      31,680            1,415
PepsiCo, Inc.                                           375,866           25,630
Reynolds American, Inc. (a)                              41,834            2,649
Sara Lee Corp.                                          177,212            2,492
The Coca-Cola Co.                                       462,746           27,381
The Hershey Co.                                          33,936            1,228
The Pepsi Bottling Group, Inc.                           32,652            1,138
Tyson Foods, Inc., Class A                               64,388              918
UST, Inc.                                                38,285            1,989
Wm. Wrigley Jr. Co.                                      46,797            2,688
                                                                     -----------
                                                                         150,413

HEALTH CARE EQUIPMENT & SERVICES 4.2%
--------------------------------------------------------------------------------
Aetna, Inc.                                             119,928            6,387
AmerisourceBergen Corp.                                  46,391            2,164
Baxter International, Inc.                              151,228            9,186
Becton, Dickinson & Co.                                  59,096            5,114
Boston Scientific Corp. *                               309,223            3,751
C.R. Bard, Inc.                                          24,961            2,410
Cardinal Health, Inc.                                    89,828            5,207
CIGNA Corp.                                              70,698            3,476
Coventry Health Care, Inc. *                             39,138            2,214
Covidien Ltd.                                           110,666            4,939
Express Scripts, Inc. *                                  62,922            4,247
Hospira, Inc. *                                          34,724            1,428
Humana, Inc. *                                           42,714            3,430
IMS Health, Inc.                                         44,136            1,054
Laboratory Corp. of America Holdings *                   28,547            2,109
McKesson Corp.                                           69,660            4,374
Medco Health Solutions, Inc. *                          131,262            6,574
Medtronic, Inc.                                         267,843           12,473
Patterson Cos., Inc. (a)*                                29,903              958
Quest Diagnostics, Inc.                                  36,688            1,809
St. Jude Medical, Inc. *                                 75,808            3,071
Stryker Corp.                                            67,366            4,511
Tenet Healthcare Corp. *                                104,890              465
UnitedHealth Group, Inc.                                309,117           15,716
Varian Medical Systems, Inc. *                           26,606            1,383
WellPoint, Inc. *                                       141,706           11,081
Zimmer Holdings, Inc. *                                  54,104            4,235
                                                                     -----------
                                                                         123,766

HOUSEHOLD & PERSONAL PRODUCTS 2.4%
--------------------------------------------------------------------------------
Avon Products, Inc.                                     101,050            3,539
Colgate-Palmolive Co.                                   115,720            8,910
Kimberly-Clark Corp.                                    101,618            6,671
The Clorox Co.                                           37,635            2,308
The Estee Lauder Cos., Inc., Class A                     28,126            1,187
The Procter & Gamble Co.                                731,341           48,232
                                                                     -----------
                                                                          70,847

INSURANCE 4.2%
--------------------------------------------------------------------------------
ACE Ltd.                                                 77,038            4,494
AFLAC, Inc.                                             116,070            7,119
Ambac Financial Group, Inc. (a)                          23,612              277
American International Group, Inc.                      596,155           32,884
Aon Corp.                                                76,385            3,324
Assurant, Inc.                                           23,846            1,547
Cincinnati Financial Corp.                               36,180            1,394
Genworth Financial, Inc., Class A                       108,026            2,629
Lincoln National Corp.                                   68,589            3,729
Loews Corp.                                             105,758            4,938
Marsh & McLennan Cos., Inc.                             122,795            3,389
MBIA, Inc. (a)                                           28,989              449
MetLife, Inc.                                           176,092           10,384
Principal Financial Group, Inc.                          63,711            3,798
Prudential Financial, Inc.                              109,450            9,234
SAFECO Corp.                                             24,983            1,333
The Allstate Corp.                                      140,118            6,904
The Chubb Corp.                                          94,753            4,907
The Hartford Financial Services Group, Inc.              76,633            6,190
The Progressive Corp.                                   168,992            3,137
The Travelers Cos., Inc.                                159,303            7,663
Torchmark Corp.                                          23,460            1,432
Unum Group                                               84,850            1,919
XL Capital Ltd., Class A                                 41,900            1,886
                                                                     -----------
                                                                         124,960

MATERIALS 3.3%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                           49,047            4,415
Alcoa, Inc.                                             204,895            6,782
Allegheny Technologies, Inc.                             24,442            1,721
Ashland, Inc.                                            16,381              746
Ball Corp.                                               23,247            1,067
Bemis Co., Inc.                                          23,385              636

SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
E.I. du Pont de Nemours & Co.                           215,575            9,740
Eastman Chemical Co.                                     19,567            1,293
Ecolab, Inc.                                             39,633            1,912
Freeport-McMoRan Copper & Gold, Inc.                     91,252            8,124
Hercules, Inc.                                           34,216              600
International Flavors & Fragrances, Inc.                 18,476              787
International Paper Co. (a)                             106,935            3,449
MeadWestvaco Corp.                                       43,430            1,216
Monsanto Co.                                            128,670           14,468
Newmont Mining Corp.                                    104,736            5,691
Nucor Corp.                                              68,596            3,965
Pactiv Corp. *                                           36,648            1,048
PPG Industries, Inc.                                     36,837            2,434
Praxair, Inc.                                            77,149            6,242
Rohm & Haas Co.                                          32,084            1,712
Sealed Air Corp.                                         38,546            1,008
Sigma-Aldrich Corp.                                      31,228            1,551
The Dow Chemical Co.                                    220,217            8,513
Titanium Metals Corp. (a)                                20,300              441
United States Steel Corp.                                29,365            2,998
Vulcan Materials Co.                                     25,067            1,967
Weyerhaeuser Co.                                         49,492            3,352
                                                                     -----------
                                                                          97,878

MEDIA 2.7%
--------------------------------------------------------------------------------
CBS Corp., Class B                                      179,381            4,519
Clear Channel Communications, Inc.                      110,021            3,379
Comcast Corp., Class A *                                722,052           13,112
Gannett Co., Inc.                                        52,275            1,934
Meredith Corp.                                           10,158              477
News Corp., Class A                                     536,510           10,140
Omnicom Group, Inc.                                      79,705            3,616
The DIRECTV Group, Inc. *                               171,742            3,878
The E.W. Scripps Co., Class A (a)                        18,668              760
The Interpublic Group of Cos., Inc. (a)*                 98,946              883
The McGraw-Hill Cos., Inc.                               78,756            3,368
The New York Times Co.,     Class A (a)                  27,947              468
The Walt Disney Co.                                     468,354           14,018
The Washington Post Co.,     Class B                        575              428
Time Warner, Inc.                                       890,014           14,009
Viacom, Inc., Class B *                                 158,106            6,128
                                                                     -----------
                                                                          81,117

PHARMACEUTICALS & BIOTECHNOLOGY 7.6%
--------------------------------------------------------------------------------
Abbott Laboratories                                     363,141           20,445
Allergan, Inc.                                           71,336            4,793
Amgen, Inc. *                                           259,091           12,071
Applied Biosystems Group-Applera Corp.                   46,303            1,460
Barr Pharmaceuticals, Inc. *                             24,999            1,305
Biogen Idec, Inc. *                                      74,475            4,539
Bristol-Myers Squibb Co.                                469,211           10,881
Celgene Corp. *                                          88,713            4,978
Eli Lilly & Co.                                         233,943           12,053
Forest Laboratories, Inc. *                              75,891            3,018
Genzyme Corp. *                                          62,216            4,861
Gilead Sciences, Inc. *                                 214,721            9,811
Johnson & Johnson                                       672,317           42,531
King Pharmaceuticals, Inc. *                             68,046              714
Merck & Co., Inc.                                       513,486           23,764
Millipore Corp. *                                        10,252              719
Mylan, Inc. (a)                                          52,502              783
PerkinElmer, Inc.                                        30,180              751
Pfizer, Inc.                                          1,613,286           37,735
Schering-Plough Corp.                                   375,375            7,346
Thermo Fisher Scientific, Inc. *                         98,942            5,094
Waters Corp. *                                           23,484            1,349
Watson Pharmaceuticals, Inc. *                           25,135              656
Wyeth                                                   316,982           12,616
                                                                     -----------
                                                                         224,273

REAL ESTATE 1.0%
--------------------------------------------------------------------------------
Apartment Investment & Management Co.,
   Class A (a)                                           21,462              851
AvalonBay Communities, Inc.                              17,470            1,641
Boston Properties, Inc.                                  25,246            2,321
CB Richard Ellis Group, Inc., Class A (a)*               43,840              851
Developers Diversified Realty Corp.                      28,851            1,187
Equity Residential                                       64,930            2,429
General Growth Properties, Inc.                          53,476            1,953
Host Hotels & Resorts, Inc.                             121,104            2,027
Kimco Realty Corp.                                       58,459            2,093
Plum Creek Timber Co., Inc.                              39,327            1,642
ProLogis                                                 59,640            3,540
Public Storage                                           26,453            2,070
Simon Property Group, Inc.                               49,263            4,403
Vornado Realty Trust                                     28,795            2,603
                                                                     -----------
                                                                          29,611

RETAILING 2.8%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                         21,645            1,725
Amazon.com, Inc. *                                       73,802            5,734
AutoNation, Inc. *                                       33,277              542
AutoZone, Inc. *                                         12,061            1,458
Bed Bath & Beyond, Inc. *                                55,704            1,796
Best Buy Co., Inc. (a)                                   85,636            4,180
Big Lots, Inc. (a)*                                      28,758              499
Circuit City Stores, Inc. (a)                            31,614              172
Dillard's, Inc., Class A (a)                             13,001              258
Expedia, Inc. (a)*                                       46,056            1,060
Family Dollar Stores, Inc.                               31,138              655
GameStop Corp., Class A *                                38,000            1,966
Genuine Parts Co.                                        39,885            1,752
IAC/InterActiveCorp *                                    50,967            1,322
J.C. Penney Co., Inc.                                    51,137            2,424
Kohl's Corp. *                                           72,829            3,324
Limited Brands, Inc. (a)                                 67,380            1,286
Lowe's Cos., Inc.                                       338,688            8,955
Macy's, Inc.                                            118,974            3,289
Nordstrom, Inc. (a)                                      51,414            2,000
Office Depot, Inc. *                                     59,944              889
OfficeMax, Inc.                                          18,600              461

SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
RadioShack Corp.                                         30,179              524
Sears Holdings Corp. (a)*                                19,624            2,168
Staples, Inc.                                           155,547            3,724
Target Corp.                                            198,189           11,015
The Gap, Inc.                                           124,439            2,379
The Home Depot, Inc.                                    402,912           12,357
The Sherwin-Williams Co.                                 25,685            1,469
The TJX Cos., Inc.                                      101,364            3,199
Tiffany & Co.                                            31,720            1,266
                                                                     -----------
                                                                          83,848

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.4%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. (a)*                       118,328              904
Altera Corp.                                             80,416            1,358
Analog Devices, Inc.                                     79,232            2,247
Applied Materials, Inc.                                 329,573            5,906
Broadcom Corp., Class A *                               109,949            2,428
Intel Corp.                                           1,378,789           29,230
KLA-Tencor Corp.                                         45,814            1,914
Linear Technology Corp. (a)                              63,430            1,755
LSI Corp. *                                             166,038              867
MEMC Electronic Materials, Inc. *                        55,527            3,968
Microchip Technology, Inc. (a)                           50,423            1,609
Micron Technology, Inc. (a)*                            167,962            1,181
National Semiconductor Corp. (a)                         68,845            1,269
Novellus Systems, Inc. *                                 34,462              819
NVIDIA Corp. *                                          129,782            3,191
Teradyne, Inc. *                                         52,266              573
Texas Instruments, Inc.                                 332,434           10,282
Xilinx, Inc.                                             81,895            1,791
                                                                     -----------
                                                                          71,292

SOFTWARE & SERVICES 5.9%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                   139,354            4,868
Affiliated Computer Services, Inc., Class A *            24,736            1,206
Akamai Technologies, Inc. (a)*                           38,441            1,161
Autodesk, Inc. (a)*                                      54,035            2,224
Automatic Data Processing, Inc.                         127,133            5,158
BMC Software, Inc. *                                     50,838            1,629
CA, Inc.                                                100,830            2,221
Citrix Systems, Inc. *                                   44,363            1,536
Cognizant Technology Solutions Corp., Class A *          63,048            1,759
Computer Sciences Corp. (a)*                             39,159            1,657
Compuware Corp. *                                        84,168              715
Convergys Corp. *                                        41,535              644
eBay, Inc. *                                            267,623            7,196
Electronic Arts, Inc. (a)*                               70,891            3,358
Electronic Data Systems Corp.                           125,673            2,526
Fidelity National Information Services, Inc.             34,984            1,485
Fiserv, Inc. *                                           40,455            2,078
Google, Inc., Class A *                                  53,531           30,208
Intuit, Inc. *                                           77,509            2,379
Microsoft Corp.                                       1,923,893           62,719
Novell, Inc. *                                           82,260              523
Oracle Corp. *                                          931,426           19,141
Paychex, Inc.                                            79,035            2,586
Symantec Corp. *                                        209,979            3,765
Total System Services, Inc.                              47,000            1,086
Unisys Corp. *                                           76,793              319
VeriSign, Inc. *                                         52,825            1,792
Western Union Co.                                       176,479            3,953
Yahoo!, Inc. *                                          312,264            5,989
                                                                     -----------
                                                                         175,881

TECHNOLOGY HARDWARE & EQUIPMENT 6.8%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                             94,235            3,195
Apple, Inc. *                                           206,605           27,966
Ciena Corp. *                                            18,205              494
Cisco Systems, Inc. *                                 1,429,630           35,026
Corning, Inc.                                           370,333            8,914
Dell, Inc. *                                            526,496           10,551
EMC Corp. *                                             499,936            7,934
Hewlett-Packard Co.                                     614,515           26,885
International Business Machines Corp.                   335,973           36,063
Jabil Circuit, Inc.                                      39,840              528
JDS Uniphase Corp. *                                     51,310              534
Juniper Networks, Inc. *                                123,165            3,344
Lexmark International, Inc., Class A *                   22,717              823
Molex, Inc.                                              33,343              801
Motorola, Inc.                                          536,507            6,186
Network Appliance, Inc. *                                89,881            2,087
QLogic Corp. *                                           46,761              669
QUALCOMM, Inc.                                          390,527           16,566
SanDisk Corp. *                                          54,839            1,396
Sun Microsystems, Inc. *                                204,806            3,584
Tellabs, Inc. *                                          98,199              670
Teradata Corp. *                                         40,347              961
Tyco Electronics Ltd.                                   110,666            3,742
Xerox Corp.                                             224,222            3,453
                                                                     -----------
                                                                         202,372

TELECOMMUNICATION SERVICES 3.3%
--------------------------------------------------------------------------------
American Tower Corp., Class A *                          92,000            3,453
AT&T, Inc.                                            1,427,965           54,962
CenturyTel, Inc.                                         30,376            1,121
Citizens Communications Co.                              90,297            1,036
Embarq Corp.                                             36,289            1,644
Qwest Communications International, Inc. (a)            386,799            2,274
Sprint Nextel Corp.                                     679,332            7,153
Verizon Communications, Inc.                            681,770           26,480
Windstream Corp.                                        106,162            1,233
                                                                     -----------
                                                                          99,356

TRANSPORTATION 1.9%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                       79,571            6,885
C.H. Robinson Worldwide, Inc.                            38,695            2,149
CSX Corp.                                               100,991            4,896
Expeditors International of Washington, Inc.             49,400            2,336
FedEx Corp.                                              69,079            6,458
Norfolk Southern Corp.                                   88,268            4,801

SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Ryder System, Inc.                                       13,109              682
Southwest Airlines Co.                                  176,000            2,064
Union Pacific Corp.                                      63,767            7,973
United Parcel Service, Inc., Class B (a)                248,938           18,212
                                                                     -----------
                                                                          56,456

UTILITIES 3.4%
--------------------------------------------------------------------------------
Allegheny Energy, Inc.                                   37,995            2,082
Ameren Corp.                                             48,190            2,159
American Electric Power Co., Inc.                        93,447            4,002
CenterPoint Energy, Inc. (a)                             67,582            1,082
CMS Energy Corp.                                         49,513              776
Consolidated Edison, Inc.                                62,896            2,741
Constellation Energy Group                               40,074            3,765
Dominion Resources, Inc. (a)                            131,548            5,657
DTE Energy Co. (a)                                       41,898            1,787
Duke Energy Corp.                                       296,373            5,530
Dynegy, Inc., Class A *                                  85,396              600
Edison International (a)                                 78,126            4,075
Entergy Corp.                                            46,730            5,055
Exelon Corp.                                            157,554           12,004
FirstEnergy Corp.                                        72,334            5,152
FPL Group, Inc.                                          94,288            6,080
Integrys Energy Group, Inc.                              16,703              812
Nicor, Inc.                                               9,926              407
NiSource, Inc.                                           60,733            1,153
Pepco Holdings, Inc.                                     44,900            1,143
PG&E Corp.                                               82,750            3,396
Pinnacle West Capital Corp.                              21,516              827
PPL Corp.                                                90,928            4,448
Progress Energy, Inc.                                    60,645            2,739
Public Service Enterprise Group, Inc.                    61,998            5,952
Questar Corp.                                            36,991            1,883
Sempra Energy                                            62,892            3,516
Southern Co.                                            175,316            6,373
TECO Energy, Inc. (a)                                    49,515              826
The AES Corp. *                                         156,339            2,983
Xcel Energy, Inc.                                        90,687            1,885
                                                                     -----------
                                                                         100,890
                                                                     -----------
TOTAL COMMON STOCK
(COST $2,659,132)                                                      2,851,362
                                                                     -----------

SECURITY                                            FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ X 1,000)      ($ X 1,000)

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 3.4%
--------------------------------------------------------------------------------
Bank of America, London Time Deposit
   2.93%, 02/01/08                                       10,526           10,526
Wachovia, London Time Deposit
   2.93%, 02/01/08                                       92,210           92,210
                                                                     -----------
                                                                         102,736

U.S. TREASURY OBLIGATIONS 0.2%
--------------------------------------------------------------------------------
U.S. Treasury Bills
   1.73%, 03/20/08 (b)                                    1,242            1,242
   2.19%, 03/20/08 (b)                                      489              489
   2.86%, 03/20/08 (b)                                    3,318            3,318
   2.92%, 03/20/08 (b)                                       20               20
   3.10%, 03/20/08 (b)                                      289              289
   3.17%, 03/20/08 (b)                                      378              378
   3.25%, 03/20/08 (b)                                      597              597
                                                                     -----------
                                                                           6,333
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $109,069)                                                          109,069
                                                                     -----------


                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
WARRANTS 0.0% OF NET ASSETS

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
--------------------------------------------------------------------------------
Lucent Technologies, Inc. *
   expires  12/10/07                                     11,390               --
                                                                     -----------
                                                                              --
                                                                     -----------
TOTAL WARRANTS
(COST $--)                                                                    --
                                                                     -----------


END OF INVESTMENTS.

Securities Lending Investment Fund, a series of
   the Brown Brothers Investment Trust               85,295,097           85,295

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

(All dollar amounts are x 1,000)

At 01/31/08, the tax basis cost of the fund's investments was $2,779,702 and the unrealized appreciation and depreciation were $388,325 and ($207,596), respectively, with a net unrealized appreciation of $180,729.

  * Non-income producing security.
(a) All or a portion of this security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.
(c) Issuer is affiliated with the fund's adviser.

SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND

PORTFOLIO HOLDINGS (Unaudited) continued

In addition to the above, the fund held the following at 01/31/08. All numbers are x 1,000 except number of futures contracts.

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS        VALUE         LOSSES
S & P 500 Index, e-mini, Long,
expires 03/20/08                             1,595       110,023         (2,678)

SCHWAB CAPITAL TRUST
SCHWAB PREMIER EQUITY FUND(R)

PORTFOLIO HOLDINGS As of January 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
 99.4%  COMMON STOCK                                   1,220,109      1,298,776
  1.2%  SHORT-TERM INVESTMENTS                            16,124         16,124
--------------------------------------------------------------------------------
100.6%  TOTAL INVESTMENTS                              1,236,233      1,314,900
  4.8%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                                62,649         62,649
(5.4)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (70,597)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              1,306,952

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 99.4% OF NET ASSETS

BANKS 0.6%
--------------------------------------------------------------------------------
Regions Financial Corp.                                  300,000           7,572

CAPITAL GOODS 10.8%
--------------------------------------------------------------------------------
AGCO Corp. (a)*                                          235,000          14,152
Cooper Industries Ltd., Class A                          275,000          12,249
ITT Corp.                                                250,000          14,858
L-3 Communications Holdings, Inc.                        150,000          16,624
Lockheed Martin Corp.                                    175,000          18,886
Northrop Grumman Corp.                                   150,000          11,904
Raytheon Co.                                             275,000          17,913
The Boeing Co.                                           200,000          16,636
Thomas & Betts Corp. *                                   265,000          11,991
Tyco International Ltd.                                  150,000           5,904
                                                                     -----------
                                                                         141,117
COMMERCIAL SERVICES & SUPPLIES 3.0%
--------------------------------------------------------------------------------
Republic Services, Inc.                                  450,000          13,500
Stericycle, Inc. *                                       200,000          11,852
Waste Management, Inc.                                   425,000          13,787
                                                                     -----------
                                                                          39,139
CONSUMER DURABLES & APPAREL 1.9%
--------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                  400,000           9,648
NIKE, Inc., Class B                                      250,000          15,440
                                                                     -----------
                                                                          25,088
CONSUMER SERVICES 0.9%
--------------------------------------------------------------------------------
McDonald's Corp.                                         225,000          12,049

DIVERSIFIED FINANCIALS 6.7%
--------------------------------------------------------------------------------
American Express Co.                                     225,000          11,097
Ameriprise Financial, Inc.                               100,000           5,531
Bank of New York Mellon Corp.                            325,000          15,155
JPMorgan Chase & Co.                                     335,000          15,929
Northern Trust Corp.                                     225,000          16,506
SEI Investments Co.                                      375,000          10,387
TD Ameritrade Holding Corp. *                            675,000          12,663
                                                                     -----------
                                                                          87,268
ENERGY 12.2%
--------------------------------------------------------------------------------
Chevron Corp.                                            220,000          18,590
Devon Energy Corp.                                       160,000          13,597
Exxon Mobil Corp.                                        220,000          19,008
FMC Technologies, Inc. *                                 200,000           9,632
Marathon Oil Corp.                                       335,000          15,695
National-Oilwell Varco, Inc. *                           200,000          12,046
Noble Energy                                             200,000          14,516
Occidental Petroleum Corp.                               265,000          17,985
Schlumberger Ltd.                                        200,000          15,092
SEACOR Holdings, Inc. (a)*                               140,000          12,348
Tidewater, Inc.                                          200,000          10,592
                                                                     -----------
                                                                         159,101
FOOD & STAPLES RETAILING 1.1%
--------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. *                              440,000          14,274

FOOD, BEVERAGE & TOBACCO 4.8%
--------------------------------------------------------------------------------
General Mills, Inc.                                      303,600          16,580
Reynolds American, Inc. (a)                              250,000          15,833
Sara Lee Corp.                                           942,200          13,247
The Coca-Cola Co.                                        285,000          16,863
                                                                     -----------
                                                                          62,523
HEALTH CARE EQUIPMENT & SERVICES 6.4%
--------------------------------------------------------------------------------
Aetna, Inc.                                              300,000          15,978
Baxter International, Inc.                               250,000          15,185
Becton, Dickinson & Co.                                  140,000          12,114
CIGNA Corp.                                              325,000          15,977
Henry Schein, Inc. (a)*                                  125,000           7,266
McKesson Corp.                                           275,000          17,268
                                                                     -----------
                                                                          83,788
HOUSEHOLD & PERSONAL PRODUCTS 2.6%
--------------------------------------------------------------------------------
Energizer Holdings, Inc. *                               160,000          14,979
The Clorox Co.                                           100,000           6,132
The Procter & Gamble Co.                                 200,000          13,190
                                                                     -----------
                                                                          34,301
INSURANCE 8.4%
--------------------------------------------------------------------------------
Loews Corp.                                              325,000          15,174
MetLife, Inc.                                            300,000          17,691
Nationwide Financial Services, Inc., Class A             300,000          13,251
Principal Financial Group, Inc.                          275,000          16,393
Prudential Financial, Inc.                               188,300          15,887
The Chubb Corp.                                          325,000          16,832
The Hartford Financial Services Group, Inc.              174,000          14,054
                                                                     -----------
                                                                         109,282
MATERIALS 3.4%
--------------------------------------------------------------------------------
Ashland, Inc.                                            250,000          11,382

SCHWAB PREMIER EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Owens-Illinois, Inc. *                                   200,000          10,080
Pactiv Corp. *                                           361,400          10,340
Sigma-Aldrich Corp.                                      250,000          12,415
                                                                     -----------
                                                                          44,217
MEDIA 3.4%
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                      240,000          10,889
Regal Entertainment Group,
  Class A (a)                                            550,000          10,197
The Walt Disney Co.                                      400,000          11,972
Viacom, Inc., Class B *                                  300,000          11,628
                                                                     -----------
                                                                          44,686
PHARMACEUTICALS & BIOTECHNOLOGY 7.6%
--------------------------------------------------------------------------------
Amgen, Inc. *                                            275,000          12,812
Applied Biosystems Group-Applera Corp.                   375,000          11,824
Covance, Inc. *                                          110,000           9,148
Forest Laboratories, Inc. *                              344,900          13,717
Invitrogen Corp. *                                        90,000           7,710
Merck & Co., Inc.                                        290,000          13,421
Pfizer, Inc.                                             558,500          13,063
Thermo Fisher Scientific, Inc. *                         250,000          12,873
Warner Chilcott Ltd., Class A (a)*                       275,000           4,661
                                                                     -----------
                                                                          99,229
RETAILING 1.7%
--------------------------------------------------------------------------------
Amazon.com, Inc. (a)*                                    135,000          10,490
GameStop Corp., Class A *                                225,000          11,639
                                                                     -----------
                                                                          22,129
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.3%
--------------------------------------------------------------------------------
Broadcom Corp., Class A *                                400,000           8,832
Intel Corp.                                              625,000          13,250
MEMC Electronic Materials, Inc. *                        175,000          12,505
Zoran Corp. *                                            675,000           7,965
                                                                     -----------
                                                                          42,552
SOFTWARE & SERVICES 6.8%
--------------------------------------------------------------------------------
BMC Software, Inc. *                                     500,000          16,020
Electronic Data Systems Corp.                            680,600          13,680
Oracle Corp. *                                           750,000          15,412
Sybase, Inc. *                                           575,000          16,226
Symantec Corp. *                                         800,000          14,344
Synopsys, Inc. *                                         575,000          12,662
                                                                     -----------
                                                                          88,344
TECHNOLOGY HARDWARE & EQUIPMENT 6.7%
--------------------------------------------------------------------------------
Apple, Inc. *                                             95,000          12,859
Cisco Systems, Inc. *                                    600,000          14,700
Hewlett-Packard Co.                                      370,000          16,187
International Business Machines Corp.                    135,000          14,491
NCR Corp. *                                              450,000           9,666
Seagate Technology                                       550,000          11,149
Xerox Corp.                                              600,000           9,240
                                                                     -----------
                                                                          88,292
TELECOMMUNICATION SERVICES 3.7%
--------------------------------------------------------------------------------
AT&T, Inc.                                               325,000          12,509
CenturyTel, Inc.                                         375,000          13,841
Qwest Communications International, Inc.               1,700,000           9,996
Telephone & Data Systems, Inc.                           225,000          11,867
                                                                     -----------
                                                                          48,213
TRANSPORTATION 0.7%
--------------------------------------------------------------------------------
AMR Corp. (a)*                                           700,000           9,758

UTILITIES 2.7%
--------------------------------------------------------------------------------
Edison International                                     150,000           7,824
ONEOK, Inc.                                              290,000          13,630
Public Service Enterprise Group, Inc. *                  150,000          14,400
                                                                     -----------
                                                                          35,854
                                                                     -----------
TOTAL COMMON STOCK
(COST $1,220,109)                                                      1,298,776
                                                                     -----------

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENTS 1.2% OF NET ASSETS

REPURCHASE AGREEMENT 1.1%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp.
   dated 01/31/08, due 02/01/08 at 2.58%,
   with a maturity value of $14,785
   (fully collateralized by Federal National
   Mortgage Association with a value of $15,083).         14,784          14,784

U.S. TREASURY OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
U.S. Treasury Bills
   2.71%, 03/20/08                                         1,210           1,206
   2.86%, 03/20/08                                           135             134
                                                                     -----------
                                                                           1,340
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $16,124)                                                            16,124
                                                                     -----------

END OF INVESTMENTS.

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 4.8% OF NET ASSETS

State Street Navigator Security Lending Prime
   Portfolio                                          62,648,701          62,649

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

SCHWAB PREMIER EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

(All dollar amounts are x 1,000)

At 1/31/08 the tax basis cost of the fund's investments was $1,236,233 and the unrealized appreciation and depreciation were $152,699 and ($74,032), respectively, with a net appreciation of $78,667.

*   Non-income producing security.
(a) All or a portion of this security is on loan.

SCHWAB CAPITAL TRUST
SCHWAB LARGE CAP GROWTH FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 99.3%  COMMON STOCK                                     530,074        538,990
  0.3%  FOREIGN COMMON STOCK                                 843          1,712
  0.3%  SHORT-TERM INVESTMENTS                             1,265          1,265
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                                532,182        541,967
  2.2%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                                11,924         11,924
(2.1)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (11,258)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                542,633

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 99.3% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.4%
--------------------------------------------------------------------------------
The Goodyear Tire & Rubber Co.*                           93,200           2,346

CAPITAL GOODS 12.4%
--------------------------------------------------------------------------------
Cooper Industries Ltd., Class A                          111,800           4,980
Emerson Electric Co.                                      14,600             742
ITT Corp.                                                 48,000           2,853
Lockheed Martin Corp.                                    266,200          28,728
Northrop Grumman Corp.                                    20,000           1,587
Raytheon Co.                                             122,800           7,999
The Boeing Co.                                           242,100          20,138
Thomas & Betts Corp. *                                     4,300             195
                                                                     -----------
                                                                          67,222
CONSUMER DURABLES & APPAREL 1.4%
--------------------------------------------------------------------------------
Hasbro, Inc.                                              93,000           2,415
Newell Rubbermaid, Inc.                                  131,300           3,167
NIKE, Inc., Class B                                       35,000           2,162
                                                                     -----------
                                                                           7,744
CONSUMER SERVICES 1.4%
--------------------------------------------------------------------------------
ITT Educational Services, Inc. (a)*                       83,900           7,664

DIVERSIFIED FINANCIALS 3.1%
--------------------------------------------------------------------------------
American Express Co.                                      45,000           2,220
Bank of New York Mellon Corp.                             79,000           3,684
Franklin Resources, Inc.                                  58,000           6,045
JPMorgan Chase & Co.                                      73,900           3,514
Northern Trust Corp.                                      15,000           1,100
                                                                     -----------
                                                                          16,563
ENERGY 6.3%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                        210,800          18,213
Frontier Oil Corp.                                        64,000           2,257
Marathon Oil Corp.                                       125,000           5,856
Noble Energy                                              75,000           5,444
Occidental Petroleum Corp.                                35,000           2,375
                                                                     -----------
                                                                          34,145
FOOD, BEVERAGE & TOBACCO 3.7%
--------------------------------------------------------------------------------
Altria Group, Inc.                                        80,000           6,066
General Mills, Inc.                                      128,100           6,996
H.J. Heinz Co.                                            23,500           1,000
Loews Corp. - Carolina Group                              49,500           4,065
The Coca-Cola Co.                                         35,800           2,118
                                                                     -----------
                                                                          20,245
HEALTH CARE EQUIPMENT & SERVICES 9.9%
--------------------------------------------------------------------------------
Aetna, Inc.                                               19,900           1,060
Baxter International, Inc.                               320,000          19,437
Becton, Dickinson & Co.                                   60,800           5,261
CIGNA Corp.                                               40,500           1,991
Express Scripts, Inc. *                                   18,000           1,215
Humana, Inc. *                                           144,100          11,571
Kinetic Concepts, Inc. (a)*                               86,000           4,281
Laboratory Corp. of America Holdings (a)*                  6,300             466
McKesson Corp.                                            78,500           4,929
WellPoint, Inc. *                                         43,700           3,417
                                                                     -----------
                                                                          53,628
HOUSEHOLD & PERSONAL PRODUCTS 2.2%
--------------------------------------------------------------------------------
Energizer Holdings, Inc. *                               128,000          11,983

INSURANCE 5.7%
--------------------------------------------------------------------------------
AFLAC, Inc.                                              154,300           9,463
Axis Capital Holdings Ltd.                                87,600           3,508
HCC Insurance Holdings, Inc.                              20,200             563
MetLife, Inc.                                             37,500           2,211
Principal Financial Group, Inc.                           23,500           1,401
Prudential Financial, Inc.                                33,500           2,826
The Travelers Cos., Inc.                                  41,500           1,996
W. R. Berkley Corp.                                      290,300           8,785
                                                                     -----------
                                                                          30,753
MATERIALS 8.2%
--------------------------------------------------------------------------------
AK Steel Holding Corp. *                                 158,500           7,573
Celanese Corp., Series A                                 500,000          18,590
Freeport-McMoRan Copper & Gold, Inc.                      74,080           6,595
Monsanto Co.                                              45,000           5,060
Owens-Illinois, Inc. *                                    55,000           2,772
Sonoco Products Co.                                       89,000           2,746
The Lubrizol Corp.                                        25,200           1,326
                                                                     -----------
                                                                          44,662
MEDIA 2.3%
--------------------------------------------------------------------------------
Liberty Global, Inc., Series A *                         200,500           8,102
Omnicom Group, Inc.                                       64,000           2,904

SCHWAB LARGE CAP GROWTH FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
The Walt Disney Co.                                       46,000           1,377
                                                                     -----------
                                                                          12,383
PHARMACEUTICALS & BIOTECHNOLOGY 8.1%
--------------------------------------------------------------------------------
Abbott Laboratories                                       27,000           1,520
Applied Biosystems Group-Applera Corp.                   120,500           3,799
Biogen Idec, Inc. *                                       75,000           4,571
Endo Pharmaceuticals Holdings, Inc. *                     40,000           1,046
Forest Laboratories, Inc. *                               35,000           1,392
Merck & Co., Inc.                                        364,100          16,850
Pfizer, Inc.                                             537,100          12,563
Schering-Plough Corp.                                    100,000           1,957
                                                                     -----------
                                                                          43,698
RETAILING 2.6%
--------------------------------------------------------------------------------
Amazon.com, Inc. (a)*                                    144,000          11,189
Expedia, Inc. *                                           57,500           1,323
GameStop Corp., Class A *                                 30,000           1,552
                                                                     -----------
                                                                          14,064
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.0%
--------------------------------------------------------------------------------
Broadcom Corp., Class A *                                210,000           4,637
Intel Corp.                                              400,000           8,480
MEMC Electronic Materials, Inc. *                         25,000           1,786
NVIDIA Corp. *                                           120,000           2,951
Texas Instruments, Inc.                                  120,000           3,712
                                                                     -----------
                                                                          21,566
SOFTWARE & SERVICES 10.4%
--------------------------------------------------------------------------------
Accenture Ltd., Class A                                  280,000           9,694
Autodesk, Inc. (a)*                                       84,400           3,473
BMC Software, Inc. *                                     231,500           7,417
Cadence Design Systems, Inc. *                           273,500           2,776
eBay, Inc. *                                             165,500           4,450
Electronic Data Systems Corp.                            106,000           2,131
Google, Inc., Class A *                                   10,000           5,643
Intuit, Inc. *                                            29,000             890
Microsoft Corp.                                          105,000           3,423
Oracle Corp. *                                           175,000           3,596
Symantec Corp. *                                         216,000           3,873
Synopsys, Inc. *                                          93,500           2,059
Total System Services, Inc.                              310,700           7,177
                                                                     -----------
                                                                          56,602
TECHNOLOGY HARDWARE & EQUIPMENT 13.4%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                              47,700           1,618
Apple, Inc. *                                             65,000           8,798
Cisco Systems, Inc. *                                    348,700           8,543
Dolby Laboratories, Inc., Class A *                      117,500           5,063
Hewlett-Packard Co.                                      530,000          23,187
International Business Machines Corp.                    215,900          23,175
NCR Corp. *                                               67,500           1,450
Seagate Technology                                        45,000             912
Sun Microsystems, Inc. *                                  12,500             219
                                                                     -----------
                                                                          72,965
TELECOMMUNICATION SERVICES 0.4%
--------------------------------------------------------------------------------
Citizens Communications Co.                              144,300           1,655
Qwest Communications International, Inc. (a)              88,900             523
                                                                     -----------
                                                                           2,178
TRANSPORTATION 0.2%
--------------------------------------------------------------------------------
Continental Airlines, Inc., Class B*                      43,500           1,184

UTILITIES 3.2%
--------------------------------------------------------------------------------
Edison International                                      15,500             808
Exelon Corp.                                              64,600           4,922
ONEOK, Inc.                                               88,200           4,145
PG&E Corp.                                                28,500           1,170
Public Service Enterprise Group, Inc.                     41,300           3,965
The AES Corp. *                                          125,000           2,385
                                                                     -----------
                                                                          17,395
                                                                     -----------
TOTAL COMMON STOCK
(COST $530,074)                                                          538,990
                                                                     -----------
FOREIGN COMMON STOCK 0.3% OF NET ASSETS

BERMUDA 0.3%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.3%
--------------------------------------------------------------------------------
Foster Wheeler Ltd. *                                     25,000           1,712
                                                                     -----------
TOTAL FOREIGN COMMON STOCK
(COST $843)                                                                1,712
                                                                     -----------

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 0.3%
--------------------------------------------------------------------------------
Bank of America, London Time Deposit
   2.93%, 02/01/08                                         1,223           1,223

U.S. TREASURY OBLIGATION 0.0%
--------------------------------------------------------------------------------
U.S. Treasury Bills
   2.86%, 03/20/08                                            42              42
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $1,265)                                                              1,265
                                                                     -----------

END OF INVESTMENTS.

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 2.2% OF NET ASSETS

Securities Lending Investment Fund, a series of
   the Brown Brothers Investment Trust                11,924,477          11,924

SCHWAB LARGE CAP GROWTH FUND

PORTFOLIO HOLDINGS (Unaudited) continued

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

(All dollar amounts are x 1,000)

At 01/31/08, the tax basis cost of the fund's investments was $532,270, and the unrealized appreciation and depreciation were $44,962 and ($35,265), respectively, with a net unrealized appreciation of $9,697.

*   Non-income producing security.
(a) All or portion of security is on loan.

SCHWAB CAPITAL TRUST
SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

PORTFOLIO HOLDINGS As of January 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 98.5%  COMMON STOCK                                  1,074,814        1,382,166
  0.1%  FOREIGN COMMON STOCK                                646            1,061
  0.1%  PREFERRED STOCK                                     754            1,776
  1.2%  SHORT-TERM INVESTMENTS                           16,468           16,468
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                             1,092,682        1,401,471
  3.4%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                               48,157           48,157
(3.3)%  OTHER ASSETS AND
        LIABILITIES, NET                                                 (46,551)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     1,403,077

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
COMMON STOCK 98.5% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.6%
--------------------------------------------------------------------------------
Aftermarket Technology Corp. *                            5,011              127
American Axle & Manufacturing Holdings, Inc.              5,300              115
ArvinMeritor, Inc.                                        9,900              134
BorgWarner, Inc.                                         10,800              547
Cooper Tire & Rubber Co.                                  8,900              152
Drew Industries, Inc. *                                   2,400               65
Ford Motor Co. (a)*                                     148,736              988
General Motors Corp.                                     45,386            1,285
Gentex Corp.                                             11,500              182
Harley-Davidson, Inc.                                    25,500            1,035
Hawk Corp., Class A *                                     1,800               33
Hayes Lemmerz International, Inc. *                      17,258               61
Johnson Controls, Inc.                                   45,000            1,592
Lear Corp. *                                              5,800              170
Modine Manufacturing Co.                                  3,700               57
Monaco Coach Corp.                                        1,200               12
Proliance International, Inc. *                             872                2
Sauer-Danfoss, Inc.                                       3,800               82
Standard Motor Products, Inc. (a)                         7,500               62
Stoneridge, Inc. *                                        8,200               73
Strattec Security Corp.                                   1,500               56
Superior Industries International, Inc. (a)                 800               15
Tenneco, Inc. *                                           4,480              119
The Goodyear Tire & Rubber Co. *                         17,500              440
Thor Industries, Inc. (a)                                 4,500              159
TRW Automotive Holdings Corp. *                           7,800              179
Visteon Corp. *                                          10,251               41
WABCO Holdings, Inc.                                      5,133              207
Winnebago Industries, Inc.                                5,100              107
                                                                     -----------
                                                                           8,097

BANKS 4.1%
--------------------------------------------------------------------------------
1st Source Corp.                                          3,728               73
Abigail Adams National Bancorp                              550                6
Alabama National BanCorp                                  1,600              125
AMCORE Financial, Inc.                                    3,700               82
Ameris Bancorp                                            1,800               28
Anchor BanCorp Wisconsin, Inc.                            3,100               77
Arrow Financial Corp.                                     1,081               24
Associated Banc-Corp                                     15,500              437
Astoria Financial Corp.                                   8,300              226
BancFirst Corp.                                           1,000               45
BancorpSouth, Inc.                                        7,612              187
BancTrust Financial Group, Inc.                           1,100               14
Bank Mutual Corp.                                         6,168               76
Bank of Hawaii Corp.                                      3,500              176
Bank of the Ozarks, Inc.                                  2,800               68
BankAtlantic Bancorp, Inc., Class A                       2,200               12
BankUnited Financial Corp., Class A (a)                   2,200               13
Banner Corp.                                              1,200               31
BB&T Corp.                                               48,458            1,758
Berkshire Bancorp, Inc.                                   3,600               57
Berkshire Hills Bancorp, Inc.                             1,400               33
BOK Financial Corp.                                       4,540              247
Boston Private Financial Holdings, Inc. (a)               2,129               49
Brookline Bancorp, Inc.                                   2,405               25
Bryn Mawr Bank Corp.                                      1,400               28
Camco Financial Corp.                                       700                7
Camden National Corp.                                       700               23
Capital City Bank Group, Inc. (a)                         1,875               55
Capitol Bancorp Ltd.                                      1,500               31
Capitol Federal Financial (a)                             6,920              223
Cascade Bancorp (a)                                       3,318               43
Cathay General Bancorp                                    3,200               83
Centerline Holding Co. (a)                                3,900               22
Central Pacific Financial Corp.                           3,400               65
Century Bancorp Inc., Class A                               800               17
Charter Financial Corp.                                     900               30
Chemical Financial Corp.                                  1,383               38
Citizens First Bancorp, Inc.                                700                8
Citizens Republic Bancorp, Inc. (a)                       5,650               80
Citizens South Banking Corp.                              1,000               11
City Holding Co.                                          1,800               69
City National Corp.                                       3,100              176
Clayton Holdings, Inc. *                                  8,000               36
Columbia Banking System, Inc.                             1,951               50
Comerica, Inc.                                           13,496              589
Commerce Bancorp, Inc.                                   11,320              431
Commerce Bancshares, Inc.                                14,696              653
Community Bank System, Inc.                               1,400               31

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Community Trust Bancorp, Inc.                             2,487               72
Corus Bankshares, Inc. (a)                                4,000               51
Countrywide Financial Corp. (a)                          45,000              313
Cullen/Frost Bankers, Inc.                                6,300              343
CVB Financial Corp. (a)                                   5,811               65
Dime Community Bancshares                                 3,375               51
Downey Financial Corp. (a)                                2,000               69
East West Bancorp, Inc. (a)                               2,600               63
F.N.B. Corp. (a)                                          2,639               41
Fannie Mae                                               78,900            2,672
Fifth Third Bancorp                                      42,601            1,154
First BanCorp Puerto Rico                                 4,200               40
First Busey Corp. (a)                                     1,500               33
First Charter Corp.                                       3,500               96
First Citizens BancShares, Inc., Class A                    300               41
First Commonwealth Financial Corp.                        2,504               29
First Financial Bancorp                                   1,839               21
First Financial Bankshares, Inc.                          2,000               75
First Financial Corp.                                       600               18
First Financial Holdings, Inc.                            3,900               95
First Horizon National Corp. (a)                         10,800              234
First M&F Corp.                                           2,000               31
First Merchants Corp.                                     1,041               28
First Midwest Bancorp, Inc.                               3,125               97
First Niagara Financial Group, Inc.                       7,670               98
First Place Financial Corp.                               2,900               46
First United Corp.                                        2,200               44
FirstFed Financial Corp. (a)*                               400               17
FirstMerit Corp.                                          7,300              163
Flagstar Bancorp, Inc.                                    6,200               51
Flushing Financial Corp.                                  3,300               53
Freddie Mac                                              56,100            1,705
Fremont General Corp. (a)*                                6,200               20
Frontier Financial Corp. (a)                              1,575               32
Fulton Financial Corp.                                   14,762              186
Glacier Bancorp, Inc.                                     3,697               69
Great Lakes Bancorp, Inc. *                                 506                7
Great Southern Bancorp, Inc.                              1,400               28
Guaranty Financial Group, Inc. *                          2,933               41
Hancock Holding Co.                                       2,100               87
Harleysville National Corp.                               1,274               19
Hawthorn Bancshares, Inc.                                   750               21
Heritage Financial Corp.                                    735               15
Home Federal Bancorp                                        800               19
Horizon Financial Corp.                                   2,695               42
Hudson City Bancorp, Inc.                                48,731              798
Huntington Bancshares, Inc.                              29,199              393
IBERIABANK Corp.                                            875               45
Imperial Capital Bancorp, Inc.                              700               14
Independent Bank Corp., Massachusetts                     1,000               29
Independent Bank Corp., Michigan                          4,302               60
IndyMac Bancorp, Inc. (a)                                 5,900               48
Integra Bank Corp.                                        1,225               18
International Bancshares Corp.                            7,784              161
Irwin Financial Corp.                                     3,700               42
Kearny Financial Corp.                                    2,000               24
KeyCorp                                                  35,190              920
Lakeland Financial Corp.                                  2,200               49
M&T Bank Corp.                                            8,962              822
MainSource Financial Group, Inc.                          1,735               27
Marshall & Ilsley Corp.                                  19,650              548
MASSBANK Corp.                                            1,500               55
MB Financial, Inc.                                        2,133               66
Merchants Bancshares, Inc.                                  750               18
MGIC Investment Corp. (a)                                 9,300              172
Midwest Banc Holdings, Inc.                               1,300               15
MutualFirst Financial, Inc.                               2,000               27
Nara Bancorp, Inc.                                        4,000               49
National City Corp.                                      64,643            1,150
National Penn Bancshares, Inc. (a)                        4,075               71
NBT Bancorp, Inc.                                         1,400               32
New York Community Bancorp, Inc. (a)                     27,585              512
North Valley Bancorp                                      1,500               19
Northrim BanCorp, Inc.                                    3,281               68
Northwest Bancorp, Inc. (a)                               5,000              145
OceanFirst Financial Corp. (a)                            1,050               18
Ocwen Financial Corp. *                                   8,420               53
Old National Bancorp                                      6,244              105
Omega Financial Corp.                                     1,000               30
Oriental Financial Group, Inc.                            1,663               27
PAB Bankshares, Inc.                                        700               10
Pacific Capital Bancorp                                   2,844               61
Park National Corp.                                         845               61
People's United Financial, Inc.                          25,987              439
Peoples Financial Corp.                                   3,000               64
PFF Bancorp, Inc. (a)                                     1,680               21
Pinnacle Financial Partners, Inc. *                         475               11
PNC Financial Services Group, Inc.                       27,998            1,837
Popular, Inc. (a)                                        21,700              293
Prosperity Bancshares, Inc.                               2,400               69
Provident Bankshares Corp.                                1,657               34
Provident Financial Holdings, Inc.                          750               12
Provident Financial Services, Inc.                        5,217               72
R&G Financial Corp., Class B *                            2,550                3
Radian Group, Inc. (a)                                    6,702               61
Regions Financial Corp.                                  61,962            1,564
Renasant Corp.                                            1,125               24
Republic Bancorp, Inc., Class A                           1,821               33
Roma Financial Corp.                                      2,500               39
S&T Bancorp, Inc.                                         1,400               44
S.Y. Bancorp, Inc.                                        1,470               38
Sandy Spring Bancorp, Inc.                                2,900               87
Santander BanCorp                                         4,686               48
Seacoast Banking Corp. of Florida (a)                     1,980               25
Shore Bancshares, Inc.                                      750               17
Simmons First National Corp., Class A                     1,000               28
Southwest Bancorp, Inc.                                   3,300               58
Sovereign Bancorp, Inc.                                  30,389              379
State Bancorp, Inc.                                       1,058               14
Sterling Bancorp                                          1,918               27
Sterling Bancshares, Inc.                                 3,150               32

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Sterling Financial Corp.                                  1,562               24
Sterling Financial Corp., Washington                      1,827               32
Suffolk Bancorp                                           2,400               73
Sun Bancorp, Inc. *                                       3,827               55
SunTrust Banks, Inc.                                     31,842            2,195
Susquehanna Bancshares, Inc.                              3,168               67
SVB Financial Group *                                     2,200              106
Synovus Financial Corp.                                  24,600              325
TCF Financial Corp.                                      13,600              289
TF Financial Corp.                                          700               16
The Colonial BancGroup, Inc.                             10,100              159
The First of Long Island Corp.                            4,000               76
The PMI Group, Inc.                                       8,100               77
The South Financial Group, Inc.                           4,500               78
Timberland Bancorp, Inc.                                  2,000               26
Tompkins Financial Corp.                                    931               39
Triad Guaranty, Inc. (a)*                                 1,700               12
TriCo Bancshares                                            400                7
TrustCo Bank Corp. NY                                     2,857               29
Trustmark Corp.                                           4,300               99
U.S. Bancorp                                            158,531            5,382
UCBH Holdings, Inc.                                       9,400              133
UMB Financial Corp.                                       3,574              151
Umpqua Holdings Corp.                                       343                6
Union Bankshares Corp.                                    1,050               20
UnionBanCal Corp.                                        20,100              986
United Bankshares, Inc.                                   3,400              109
United Community Banks, Inc. (a)                          3,750               72
Valley National Bancorp                                   8,977              182
W Holding Co., Inc. (a)                                  11,938               17
Wachovia Corp.                                          171,582            6,680
Washington Federal, Inc.                                  7,942              194
Washington Mutual, Inc. (a)                              78,449            1,563
Washington Trust Bancorp, Inc.                            1,000               25
Webster Financial Corp.                                   4,663              158
Wells Fargo & Co.                                       279,406            9,503
WesBanco, Inc.                                            4,456              122
West Coast Bancorp                                        1,200               18
Westamerica Bancorp (a)                                   1,700               84
Whitney Holding Corp.                                     6,675              179
Willow Financial Bancorp, Inc.                            1,675               15
Wilmington Trust Corp.                                    5,700              199
Wintrust Financial Corp.                                  1,800               68
WSFS Financial Corp.                                      1,000               53
Zions Bancorp                                             7,725              423
                                                                     -----------
                                                                          57,424

CAPITAL GOODS 8.7%
--------------------------------------------------------------------------------
3D Systems Corp. (a)*                                     1,400               20
3M Co.                                                   65,000            5,177
A.O. Smith Corp.                                          1,300               45
AAON, Inc.                                                6,113              109
AAR Corp. *                                               5,000              147
Accuride Corp. *                                          2,500               16
Aceto Corp.                                               5,000               34
Actuant Corp., Class A                                    5,680              155
Acuity Brands, Inc.                                       5,200              237
Aecom Technology Corp. *                                  8,000              197
Aerosonic Corp. *                                           300                1
AGCO Corp. *                                              6,762              407
Aircastle Ltd.                                            5,500              135
Alamo Group, Inc.                                           500                9
Albany International Corp., Class A                       3,918              137
Alliant Techsystems, Inc. *                               2,437              258
American Science & Engineering, Inc.                        500               27
American Superconductor Corp. *                             700               14
American Woodmark Corp. (a)                               4,000               84
Ameron International Corp.                                  900               81
AMETEK, Inc.                                              9,300              410
Ampco-Pittsburgh Corp.                                    2,800              109
Apogee Enterprises, Inc.                                  1,200               21
Applied Industrial Technologies, Inc.                     6,525              197
Applied Signal Technology, Inc.                           2,500               33
Armstrong World Industries, Inc. *                        3,500              128
Astronics Corp. *                                         1,250               41
Badger Meter, Inc.                                        4,000              151
Baldor Electric Co.                                       3,800              115
Barnes Group, Inc. (a)                                    3,600               96
BE Aerospace, Inc. *                                      6,200              239
Belden, Inc.                                              4,400              186
Blount International, Inc. *                              1,200               14
Brady Corp., Class A                                      1,400               43
Breeze-Eastern Corp. *                                      500                5
Briggs & Stratton Corp. (a)                               3,500               73
C&D Technologies, Inc. (a)*                               4,500               27
Carlisle Cos., Inc.                                       3,200              107
Cascade Corp.                                             4,400              227
Caterpillar, Inc.                                        53,800            3,827
Ceradyne, Inc. *                                          2,500              120
Chase Corp.                                                 200                4
CIRCOR International, Inc.                                3,750              159
CLARCOR, Inc.                                             3,400              128
Columbus McKinnon Corp. *                                 2,400               61
Cooper Industries Ltd., Class A                          27,400            1,220
Crane Co.                                                 5,000              204
Cummins, Inc.                                            15,600              753
Curtiss-Wright Corp.                                      3,600              150
Danaher Corp.                                            24,000            1,787
Deere & Co.                                              38,000            3,335
Donaldson Co., Inc.                                       6,500              272
Dover Corp.                                              16,700              674
DRS Technologies, Inc.                                    2,357              126
Ducommun, Inc. *                                          3,200              101
DynCorp International, Inc., Class A *                    4,500               93
Eaton Corp.                                              12,600            1,043
Electro Rent Corp.                                        5,100               72
EMCOR Group, Inc. *                                       7,800              171
Emerson Electric Co.                                     70,000            3,559
Energy Conversion Devices, Inc. *                           600               14
ESCO Technologies, Inc. *                                 2,800              105
Esterline Technologies Corp. *                            2,400              112
Evergreen Solar, Inc. (a)*                                1,000               12

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Fastenal Co.                                             13,200              533
Federal Signal Corp.                                      5,300               61
First Solar, Inc. *                                       5,000              909
Flow International Corp. *                                  900                8
Flowserve Corp.                                           3,900              320
Fluor Corp.                                               8,100              986
Franklin Electric Co., Inc. (a)                           1,300               49
FreightCar America, Inc.                                  2,500               94
FuelCell Energy, Inc. *                                   1,200               10
Furmanite Corp. *                                         1,400               14
Gardner Denver, Inc. *                                    3,400              110
GATX Corp.                                                4,000              150
GenCorp, Inc. *                                           2,500               29
General Cable Corp. *                                     4,700              273
General Dynamics Corp.                                   31,400            2,652
General Electric Co.                                    847,966           30,026
Gibraltar Industries, Inc.                                2,500               33
Global Power Equipment Group, Inc. (b)*                   1,000                1
Goodman Global, Inc. *                                    5,400              136
Goodrich Corp.                                            8,404              526
Graco, Inc.                                               7,012              240
GrafTech International Ltd. *                             8,600              129
Granite Construction, Inc.                                4,850              185
Hardinge, Inc.                                            1,800               31
Harsco Corp.                                              6,200              353
HEICO Corp., Class A                                      2,286               80
Herley Industries, Inc. *                                 4,000               50
Hexcel Corp. *                                            2,000               44
Honeywell International, Inc.                            71,062            4,198
Hubbell, Inc., Class B                                    3,800              181
Huttig Building Products, Inc. *                            811                3
IDEX Corp.                                                7,225              226
II-VI, Inc. *                                             3,800              123
Illinois Tool Works, Inc.                                51,700            2,606
Ingersoll-Rand Co., Ltd., Class A                        27,400            1,083
Insituform Technologies, Inc., Class A *                  1,300               17
Integrated Electrical Services,  Inc. *                   5,105               69
ITT Corp.                                                17,400            1,034
Jacobs Engineering Group, Inc. *                         10,600              810
Joy Global, Inc.                                         19,350            1,220
Kadant, Inc. *                                                1               --
Kaydon Corp.                                              3,300              144
KBR, Inc. *                                              13,500              426
Kennametal, Inc.                                          8,000              245
L-3 Communications Holdings, Inc.                         9,100            1,009
Ladish Co., Inc. *                                        1,300               46
Lawson Products, Inc.                                     2,000               64
Lennox International, Inc.                                4,771              177
Lincoln Electric Holdings, Inc.                           3,900              240
Lockheed Martin Corp.                                    37,052            3,999
Lydall, Inc. *                                            2,500               23
Magnetek, Inc. *                                          1,500                6
Masco Corp.                                              35,800              821
McDermott International, Inc. *                          25,000            1,179
Medis Technologies Ltd. (a)*                              1,110               11
Michael Baker Corp. *                                     3,000              103
Moog, Inc., Class A *                                     2,787              128
MSC Industrial Direct Co., Inc., Class A                  4,300              177
Mueller Industries, Inc.                                  4,200              118
Mueller Water Products, Inc., Class B                     3,139               27
NACCO Industries, Inc., Class A                           1,300              130
NCI Building Systems, Inc. *                              2,900               83
Nordson Corp.                                             4,000              200
Northrop Grumman Corp.                                   30,032            2,383
Omega Flex, Inc.                                            700               11
Orbital Sciences Corp. *                                  4,600              107
Oshkosh Truck Corp.                                       9,000              412
Owens Corning, Inc. (a)*                                 11,000              239
PACCAR, Inc.                                             31,725            1,489
Pall Corp.                                               10,900              402
Parker Hannifin Corp.                                    16,500            1,116
Pentair, Inc.                                             9,500              302
Perini Corp. *                                            5,000              175
Plug Power, Inc. *                                        2,248                6
Powell Industries, Inc. *                                 1,000               40
Power-One, Inc. *                                         6,000               14
Precision Castparts Corp.                                10,302            1,172
Quanta Services, Inc. (a)*                               18,371              403
Quipp, Inc.                                                 900                3
Raven Industries, Inc.                                    2,800               84
Raytheon Co.                                             34,900            2,273
Regal-Beloit Corp.                                        2,500               95
Rockwell Automation, Inc.                                15,700              895
Rockwell Collins, Inc.                                   13,100              828
Roper Industries, Inc.                                    6,500              363
Rush Enterprises, Inc., Class B *                           750               12
Simpson Manufacturing Co., Inc. (a)                       3,200               88
Spirit AeroSystems Holdings, Inc., Class A *             11,000              304
SPX Corp.                                                 8,610              866
Standex International Corp.                               3,000               55
Stantec, Inc. *                                           1,690               53
SunPower Corp., Class A (a)*                              1,300               90
Taser International, Inc. *                               1,700               20
Tecumseh Products Co., Class A *                          3,200               75
Teledyne Technologies, Inc. *                            12,157              628
Teleflex, Inc.                                            4,300              254
Tennant Co.                                               4,200              139
Terex Corp. *                                             7,400              435
Textron, Inc.                                            23,600            1,323
The Allied Defense Group, Inc. *                            500                3
The Boeing Co.                                           68,800            5,723
The Gorman-Rupp Co. (a)                                   4,491              123
The Greenbrier Cos., Inc.                                 4,100               80
The Manitowoc Co., Inc.                                  11,600              442
The Middleby Corp. (a)*                                   7,000              417
The Shaw Group, Inc. *                                    4,500              254
The Timken Co.                                            6,600              200
The Toro Co.                                              4,100              202
Thomas & Betts Corp. *                                    7,300              330
Titan International, Inc.                                 3,300               94
Trane, Inc.                                              15,400              690

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
TransDigm Group, Inc. *                                   3,600              149
Tredegar Corp.                                            5,100               71
Trinity Industries, Inc.                                  1,650               47
Triumph Group, Inc.                                       1,200               65
Tyco International Ltd.                                  38,525            1,516
United Rentals, Inc. *                                    5,900              108
United Technologies Corp.                                84,068            6,171
Universal Forest Products, Inc.                           2,500               90
URS Corp. *                                               3,700              162
USG Corp. (a)*                                            3,900              143
Valmont Industries, Inc.                                  1,900              159
Vicor Corp.                                               4,200               52
W.W. Grainger, Inc.                                       7,300              581
Wabash National Corp.                                     2,500               23
Wabtec Corp.                                              2,828               97
Walter Industries, Inc.                                   4,900              205
Watsco, Inc.                                              3,400              125
Watts Water Technologies, Inc., Class A                   1,000               30
WESCO International, Inc. *                               4,800              203
Woodward Governor Co.                                     4,000              251
                                                                     -----------
                                                                         122,532

COMMERCIAL SERVICES & SUPPLIES 1.1%
--------------------------------------------------------------------------------
A.T. Cross Co., Class A *                                 2,400               20
ABM Industries, Inc.                                      4,900              102
Administaff, Inc.                                         2,800               84
Allied Waste Industries, Inc. *                          29,100              287
American Locker Group, Inc. *                               500                2
American Reprographics Co. *                              4,000               63
AMREP Corp. (a)                                           2,500              113
Angelica Corp.                                            2,500               43
Avery Dennison Corp.                                      9,700              503
Bowne & Co., Inc.                                         4,200               52
Casella Waste Systems, Inc., Class A *                    2,500               30
CDI Corp.                                                 3,700               72
Cenveo, Inc. *                                            4,300               67
ChoicePoint, Inc. *                                       6,900              230
Cintas                                                   15,350              504
Clean Harbors, Inc. *                                     2,500              139
CompX International, Inc.                                 1,300               13
Consolidated Graphics, Inc. *                             3,900              196
Copart, Inc. *                                            6,550              268
Cornell Cos., Inc. *                                      4,600               92
Corrections Corp. of America *                           11,484              305
CoStar Group, Inc. *                                        800               34
Covanta Holding Corp. *                                  11,700              297
CRA International, Inc. *                                 2,500              104
Deluxe Corp.                                              3,800               92
Diamond Management & Technology Consultants,
   Inc.                                                   1,000                5
Ennis, Inc.                                               4,500               71
Equifax, Inc.                                            13,095              486
Exponent, Inc. *                                          6,000              185
FTI Consulting, Inc. *                                    2,700              149
G & K Services, Inc., Class A                             4,100              164
GP Strategies Corp. *                                     1,500               16
Healthcare Services Group, Inc. (a)                       8,437              205
Heidrick & Struggles International, Inc.                  3,100               85
Herman Miller, Inc.                                       5,700              181
HNI Corp. (a)                                             4,000              135
Hudson Highland Group, Inc. *                             3,220               22
ICT Group, Inc. *                                         3,000               26
IHS, Inc., Class A *                                      3,600              223
IKON Office Solutions, Inc.                              12,500              102
Interface, Inc., Class A                                  5,800               93
Kelly Services, Inc., Class A                             5,700               98
Kforce, Inc. *                                            2,905               26
Kimball International, Inc., Class B                      6,100               75
Knoll, Inc.                                               4,000               53
Korn/Ferry International *                                3,600               58
Learning Tree International, Inc. *                       1,400               25
M&F Worldwide Corp. *                                     1,200               47
Manpower, Inc.                                            6,991              393
McGrath Rentcorp                                          1,600               37
Mine Safety Appliances Co.                                2,700              120
Mobile Mini, Inc. *                                       1,200               18
Monster Worldwide, Inc. *                                 9,800              273
Multi-Color Corp.                                         2,625               56
Navigant Consulting, Inc. *                               5,000               59
On Assignment, Inc. *                                     4,700               26
PHH Corp. *                                               4,186               79
Pitney Bowes, Inc.                                       20,000              734
R.R. Donnelley & Sons Co.                                17,000              593
Republic Services, Inc.                                  26,550              796
Resources Connection, Inc.                                3,700               77
Robert Half International, Inc.                          14,000              389
Rollins, Inc.                                            10,012              178
School Specialty, Inc. *                                  1,600               52
Spherion Corp. *                                          6,830               46
Steelcase, Inc., Class A                                 11,500              176
Stericycle, Inc. *                                        6,400              379
Superior Uniform Group, Inc.                              1,600               15
TeleTech Holdings, Inc. *                                 5,000               99
Tetra Tech, Inc. *                                       12,031              237
The Advisory Board Co. *                                  1,000               64
The Brink's Co.                                           5,600              339
The Corporate Executive Board Co.                         2,700              155
The Dun & Bradstreet Corp.                               12,140            1,117
The Geo Group, Inc. *                                    11,400              273
The Standard Register Co.                                 4,100               40
TRC Cos., Inc. *                                          1,350                9
TrueBlue, Inc. *                                          6,000               86
United Stationers, Inc. *                                 2,900              160
Viad Corp.                                                3,625               97
Virco Manufacturing Corp.                                 1,170                7
Volt Information Sciences, Inc. *                         3,150               59
Waste Connections, Inc. *                                 5,475              160
Waste Industries USA, Inc.                                4,000              145
Waste Management, Inc.                                   48,100            1,560
Watson Wyatt Worldwide, Inc., Class A                     4,600              226

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Westaff, Inc. *                                           2,000                8
                                                                     -----------
                                                                          15,579

CONSUMER DURABLES & APPAREL 1.4%
--------------------------------------------------------------------------------
American Greetings Corp., Class A                         8,500              174
Avatar Holdings, Inc. (a)*                                2,500              107
Beazer Homes USA, Inc. (a)                                2,553               22
Blyth, Inc.                                               4,800              105
Brookfield Homes Corp. (a)                                3,074               52
Brunswick Corp.                                           7,400              141
Callaway Golf Co.                                         5,600              100
Carter's, Inc. *                                          5,000               92
Cavco Industries, Inc. *                                    410               13
Centex Corp. (a)                                         10,700              297
Chromcraft Revington, Inc. *                              1,300                7
Coach, Inc. *                                            32,008            1,026
Columbia Sportswear Co. (a)                               4,350              190
Craftmade International, Inc.                             2,800               22
CSS Industries, Inc.                                      3,400               99
D.R. Horton, Inc. (a)                                    24,604              424
Deckers Outdoor Corp. *                                   2,500              303
DGSE Cos, Inc. (a)*                                         700                3
Dominion Homes, Inc. *                                      500               --
Eastman Kodak Co. (a)                                    22,700              452
Ethan Allen Interiors, Inc. (a)                           4,200              130
Flexsteel Industries, Inc.                                  600                8
Foamex International, Inc. *                              2,278                6
Fortune Brands, Inc.                                     11,500              804
Fossil, Inc. *                                            5,462              186
Furniture Brands International, Inc.                      4,700               45
Garmin Ltd.                                              16,000            1,154
Hampshire Group Ltd. *                                    2,000               23
Hanesbrands, Inc. *                                      11,047              283
Harman International Industries, Inc.                     6,800              317
Hasbro, Inc.                                             14,500              377
Hovnanian Enterprises, Inc., Class A *                    3,700               37
Icahn Enterprises L.P. (a)                                3,800              434
Jarden Corp. *                                            7,059              177
Jones Apparel Group, Inc.                                12,156              204
K-Swiss, Inc., Class A                                    2,400               44
KB Home                                                   7,800              215
Kellwood Co.                                              2,900               58
Kenneth Cole Productions, Inc., Class A                   3,100               54
Leggett & Platt, Inc.                                    16,200              308
Lennar Corp., Class A                                    12,190              251
Lenox Group, Inc. *                                       3,300                7
Levitt Corp., Class A                                       550                1
Liz Claiborne, Inc. (a)                                   8,600              188
M.D.C. Holdings, Inc.                                     4,403              204
M/I Homes, Inc.                                           1,800               27
Maidenform Brands, Inc. *                                 5,000               62
Marine  Products Corp.                                      405                4
MarineMax, Inc. *                                           800               12
Mattel, Inc.                                             34,300              721
Meritage Homes Corp. (a)*                                 1,000               16
Mohawk Industries, Inc. (a)*                              4,819              385
Movado Group, Inc.                                        3,300               80
Nautilus, Inc.                                            4,125               19
Newell Rubbermaid, Inc.                                  23,900              576
NIKE, Inc., Class B                                      41,400            2,557
NVR, Inc. *                                                 500              316
Oxford Industries, Inc.                                   2,500               57
Palm Harbor Homes, Inc. (a)*                              2,700               20
Perry Ellis International, Inc. *                         2,500               44
Phillips-Van Heusen Corp.                                 5,600              236
Polaris Industries, Inc. (a)                              3,200              139
Polo Ralph Lauren Corp.                                   7,500              454
Pool Corp. (a)                                            5,662              140
Pulte Homes, Inc.                                        20,244              331
Quiksilver, Inc. *                                        4,000               38
RC2 Corp. *                                               2,200               41
Russ Berrie & Co., Inc. *                                 3,000               43
Skechers U.S.A., Inc., Class A *                          6,500              130
Skyline Corp.                                             2,600               76
Snap-on, Inc.                                             4,000              196
Standard Pacific Corp. (a)                                4,800               18
Stanley Furniture Co., Inc.                               5,200               70
Steven Madden Ltd. *                                      2,700               46
Sturm, Ruger & Co., Inc. *                                6,000               54
Tandy Brands Accessories, Inc.                            1,000                8
Tarragon Corp. (a)*                                       4,422                7
Tempur-Pedic International, Inc. (a)                      8,000              159
The Black & Decker Corp.                                  7,100              515
The Boyds Collection Ltd. *                                  34               --
The Ryland Group, Inc.                                    3,700              125
The Stanley Works                                         6,600              339
The Timberland Co., Class A *                             5,300               87
The Warnaco Group, Inc. *                                 2,500               90
Toll Brothers, Inc. *                                    13,700              319
TOUSA, Inc. *                                             2,812               --
Tupperware Brands Corp.                                   4,800              178
UniFirst Corp.                                            1,500               61
Uniroyal Technology Corp. *                               1,100               --
Universal Electronics, Inc. *                             5,200              124
VF Corp.                                                 13,500            1,044
WCI Communities, Inc. (a)*                                3,800               23
Whirlpool Corp.                                           6,849              583
Wolverine World Wide, Inc.                                7,800              197
                                                                     -----------
                                                                          19,911

CONSUMER SERVICES 2.2%
--------------------------------------------------------------------------------
Ambassadors Group, Inc.                                   3,400               63
Ambassadors International, Inc. (a)                       1,700               21
Ameristar Casinos, Inc.                                   3,400               75
Apollo Group, Inc., Class A *                            14,550            1,160
Bally Technologies, Inc. *                                3,000              143
Bob Evans Farms, Inc.                                     2,200               65
Boyd Gaming Corp.                                         7,800              208
Bright Horizons Family Solutions, Inc. *                  2,600              111
Brinker International, Inc.                              10,350              193
Buca, Inc. *                                              1,100                1
Burger King Holdings, Inc.                               10,800              285

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Career Education Corp. *                                  8,614              187
Carnival Corp.                                           50,000            2,224
CBRL Group, Inc.                                          3,446              108
CEC Entertainment, Inc. *                                 2,025               47
Cedar Fair L.P.                                           5,300              116
Chipotle Mexican Grill, Inc., Class A (a)*                2,600              316
Choice Hotels International, Inc.                         6,800              227
Churchill Downs, Inc.                                       900               46
CKE Restaurants, Inc.                                     4,800               63
Coinstar, Inc. *                                          5,000              154
Corinthian Colleges, Inc. *                               9,200               78
CPI Corp.                                                 2,900               59
Darden Restaurants, Inc. (a)                             13,300              377
DeVry, Inc.                                               4,800              265
Domino's Pizza, Inc.                                      5,100               69
Dover Downs Gaming & Entertainment, Inc.                  4,899               46
Dover Motorsports, Inc.                                   1,400               10
Empire Resorts, Inc. *                                    3,000                4
Gaylord Entertainment Co. *                               2,625               77
H&R Block, Inc.                                          26,300              507
IHOP Corp. (a)                                            3,000              160
International Game Technology                            29,100            1,242
International Speedway Corp., Class A                     3,245              133
Interstate Hotels & Resorts, Inc. *                       2,582               10
Isle of Capri Casinos, Inc. *                             4,400               49
ITT Educational Services, Inc. (a)*                       6,000              548
Jack In the Box, Inc. *                                   8,400              245
Jackson Hewitt Tax Service, Inc.                          3,000               66
Krispy Kreme Doughnuts, Inc. *                            2,100                6
Landry's Restaurants, Inc.                                1,800               37
Las Vegas Sands Corp. (a)*                               25,000            2,192
Life Time Fitness, Inc. *                                 2,500              111
Luby's, Inc. *                                            1,400               13
Marriott International, Inc., Class A                    37,400            1,345
Matthews International Corp., Class A                     1,900               93
McDonald's Corp.                                        110,300            5,907
MGM MIRAGE *                                             22,500            1,647
Monarch Casino & Resort, Inc. *                           8,000              171
MTR Gaming Group, Inc. *                                  5,300               34
Multimedia Games, Inc. *                                  1,500               12
Nobel Learning Communities, Inc. *                          500                7
O'Charley's, Inc.                                           400                5
P.F. Chang's China Bistro, Inc. (a)*                        800               23
Panera Bread Co., Class A (a)*                              800               30
Papa John's International, Inc. *                         3,400               86
Peet's Coffee & Tea, Inc. *                               1,800               39
Penn National Gaming, Inc. *                              6,800              355
Pinnacle Entertainment, Inc. *                            3,800               69
Pre-Paid Legal Services, Inc. *                           3,600              200
Regis Corp.                                               3,900               99
Royal Caribbean Cruises Ltd.                             16,500              665
Ruby Tuesday, Inc.                                        5,600               43
Scientific Games Corp., Class A *                         6,500              155
Service Corp. International                              24,100              290
Shuffle Master, Inc. *                                    2,812               27
Six Flags, Inc. (a)*                                     11,000               21
Sonic Corp. *                                             7,968              177
Sotheby's                                                 5,438              169
Speedway Motorsports, Inc.                                4,800              146
Starbucks Corp. *                                        62,600            1,184
Starwood Hotels & Resorts Worldwide, Inc.                17,730              802
Stewart Enterprises, Inc., Class A                       10,000               71
Strayer Education, Inc.                                     700              121
Texas Roadhouse, Inc., Class A *                          5,900               71
The Cheesecake Factory, Inc. (a)*                         2,887               63
The Steak n Shake Co. *                                   1,580               14
Tim Hortons, Inc.                                        13,949              478
Triarc Cos., Inc., Class B                                7,000               65
Vail Resorts, Inc. *                                      3,800              180
Weight Watchers International, Inc.                       8,700              371
Wendy's International, Inc.                              10,300              251
WMS Industries, Inc. *                                    8,250              308
Wyndham Worldwide Corp.                                  16,744              394
Wynn Resorts Ltd. (a)                                     4,000              460
Yum! Brands, Inc.                                        48,000            1,640
                                                                     -----------
                                                                          30,405

DIVERSIFIED FINANCIALS 7.6%
--------------------------------------------------------------------------------
Advance America Cash Advance Centers, Inc.                6,500               58
Advanta Corp., Class A                                   11,100               99
Advanta Corp., Class B                                    7,500               75
Affiliated Managers Group, Inc. (a)*                      1,800              177
AllianceBernstein Holding L.P.                            7,700              511
American Express Co.                                    105,150            5,186
AmeriCredit Corp. (a)*                                   12,300              164
Ameriprise Financial, Inc.                               21,030            1,163
Asset Acceptance Capital Corp.                            2,500               24
ASTA Funding, Inc.                                        2,000               42
Bank of America Corp.                                   381,577           16,923
Bank of New York Mellon Corp.                            95,234            4,441
Blackrock, Inc. (a)                                       9,400            2,078
Calamos Asset Management, Inc., Class A                   2,500               54
Capital One Financial Corp.                              33,710            1,848
Cash America International, Inc.                          2,500               81
CIT Group, Inc.                                          18,600              520
Citigroup, Inc.                                         412,286           11,635
CME Group, Inc.                                           3,465            2,144
Cohen & Steers, Inc. (a)                                  5,400              154
CompuCredit Corp. (a)*                                    4,400               65
Cowen Group, Inc. *                                       2,500               25
Credit Acceptance Corp. *                                 2,400               41
Discover Financial Services                              45,150              790
Dollar Financial Corp. *                                  2,500               63
E*TRADE Financial Corp. (a)*                             34,335              171
Eaton Vance Corp.                                        11,600              432

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Evercore Partners, Inc., Class A                          2,500               45
EZCORP, Inc., Class A *                                   8,500              112
FCStone Group, Inc. *                                     2,500              111
Federated Investors, Inc., Class B                        9,950              424
Financial Federal Corp.                                   3,700               89
Franklin Resources, Inc.                                 20,600            2,147
GAMCO Investors, Inc., Class A                            3,200              190
Greenhill & Co., Inc. (a)                                 2,500              169
IntercontinentalExchange, Inc. *                          5,100              714
Invesco Ltd.                                             35,000              953
Investment Technology Group, Inc. *                       4,750              223
Janus Capital Group, Inc. (a)                            19,200              519
Jefferies Group, Inc.                                     8,200              166
JPMorgan Chase & Co.                                    295,944           14,072
Knight Capital Group, Inc., Class A *                     9,700              162
LaBranche & Co., Inc. *                                   2,400               14
Legg Mason, Inc.                                         10,050              724
Lehman Brothers Holdings, Inc.                           47,744            3,064
Leucadia National Corp. (a)                              17,908              791
Merrill Lynch & Co., Inc.                                80,048            4,515
MF Global Ltd. *                                         10,000              300
MicroFinancial, Inc.                                      1,900               11
Moody's Corp. (a)                                        26,600              931
Morgan Stanley                                           90,300            4,463
Nasdaq Stock Market, Inc. *                               8,800              407
Nelnet, Inc., Class A                                     4,500               60
Northern Trust Corp.                                     18,500            1,357
Nymex Holdings, Inc.                                      8,000              920
NYSE Euronext                                            22,500            1,770
Penson Worldwide, Inc. *                                  8,000               77
Piper Jaffray Cos., Inc. *                                  950               45
Portfolio Recovery Associates, Inc. (a)                   2,000               73
Raymond James Financial, Inc.                            10,350              291
Resource America, Inc., Class A                           2,000               25
SEI Investments Co.                                      19,400              537
Siebert Financial Corp.                                   2,900               10
SLM Corp.                                                37,300              811
State Street Corp.                                       32,983            2,708
SWS Group, Inc.                                           4,211               65
T. Rowe Price Group, Inc.                                21,400            1,083
TD Ameritrade Holding Corp. *                            47,100              884
The Bear Stearns Cos., Inc.                              13,620            1,230
The Charles Schwab Corp. (d)                            111,120            2,478
The First Marblehead Corp. (a)                            7,500              123
The Goldman Sachs Group, Inc.                            38,700            7,770
The Student Loan Corp.                                    1,700              201
W.P. Carey & Co. LLC                                      4,100              139
Waddell & Reed Financial, Inc., Class A                   7,250              240
Westwood Holdings Group, Inc.                               285               10
World Acceptance Corp. *                                  1,000               30
                                                                     -----------
                                                                         107,217

ENERGY 10.7%
--------------------------------------------------------------------------------
Abraxas Petroleum Corp. *                                 4,500               16
Adams Resources & Energy, Inc.                            1,400               37
Alliance Resource Partners L.P.                           3,400              120
Alon USA Energy, Inc. (a)                                 3,700               67
Alpha Natural Resources, Inc. *                           5,200              174
Anadarko Petroleum Corp.                                 39,060            2,289
Apache Corp.                                             25,772            2,460
APCO Argentina, Inc. (a)                                    800               18
Arch Coal, Inc.                                           7,000              308
Atlas America, Inc.                                       2,670              137
ATP Oil & Gas Corp. *                                     1,600               60
Atwood Oceanics, Inc. *                                   2,400              199
Baker Hughes, Inc.                                       28,300            1,838
Basic Energy Services, Inc. *                             3,000               54
Berry Petroleum Co., Class A                              4,000              150
BJ Services Co.                                          28,600              622
Boardwalk Pipeline Partners L.P. (a)                     10,500              326
Bois d'Arc Energy, Inc. *                                 5,500              105
BP Prudhoe Bay Royalty Trust (a)                          2,200              174
Bristow Group, Inc. *                                     1,800               91
Buckeye Partners L.P.                                     3,400              170
Cabot Oil & Gas Corp.                                    27,200            1,052
Calumet Specialty Products Partners, L.P.                 5,000              179
Cameron International Corp. *                            18,200              733
CARBO Ceramics, Inc.                                      1,900               65
Chesapeake Energy Corp.                                  39,200            1,459
Chevron Corp.                                           178,939           15,120
Cimarex Energy Co.                                        5,508              225
Clayton Williams Energy, Inc. *                           2,500               90
CNX Gas Corp. *                                          12,000              410
Compagnie Generale de Geophysique-Veritas S.A. *          6,029              281
Comstock Resources, Inc. *                                4,500              143
ConocoPhillips                                          134,223           10,781
CONSOL Energy, Inc.                                      14,100            1,029
CREDO Petroleum Corp. *                                   2,700               24
Cross Timbers Royalty Trust (a)                           1,500               66
Crosstex Energy L.P.                                      2,000               63
Delek US Holdings, Inc.                                   5,000               82
Denbury Resources, Inc. *                                19,600              496
Devon Energy Corp.                                       37,360            3,175
Diamond Offshore Drilling, Inc.                          12,300            1,389
Dresser-Rand Group, Inc. *                                6,000              190
Dril-Quip, Inc. *                                         3,100              150
El Paso Corp.                                            51,387              847
Enbridge Energy Management LLC *                          1,429               75
Encore Acquisition Co. *                                  2,250               73
Energy Partners Ltd. *                                    4,001               49
Energy Transfer Partners L.P.                             4,000              201
ENSCO International, Inc.                                11,200              573
Enterprise GP Holdings L.P. (a)                           2,100               71
Enterprise Products Partners L.P.                        29,500              921
EOG Resources, Inc.                                      22,800            1,995
Exterran Holdings, Inc. *                                 4,720              308
Exxon Mobil Corp.                                       483,166           41,746
FMC Technologies, Inc. *                                  9,182              442
Forest Oil Corp. *                                        4,450              201
Foundation Coal Holdings, Inc.                            3,700              194
Frontier Oil Corp.                                       14,400              508
General Maritime Corp. (a)                                3,000               75

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Global Industries Ltd. *                                 14,400              254
Grant Prideco, Inc. *                                    10,100              503
Grey Wolf, Inc. *                                        15,000               89
Gulf Island Fabrication, Inc.                             2,800               70
GulfMark Offshore, Inc. *                                 4,100              171
Halliburton Co.                                          81,200            2,693
Harvest Natural Resources, Inc. *                         6,000               73
Helix Energy Solutions Group,  Inc. *                     8,564              317
Helmerich & Payne, Inc.                                   9,600              377
Hess Corp.                                               24,200            2,198
Holly Corp.                                               8,000              387
Hornbeck Offshore Services, Inc. (a)*                     5,000              193
Hugoton Royalty Trust                                     4,846              124
Inergy, L.P.                                              2,000               57
ION Geophysical Corp. *                                   5,200               64
Key Energy Services, Inc. *                              10,300              122
Kinder Morgan Energy Partners LP                         15,000              859
Kinder Morgan Management LLC *                            4,147              224
Lufkin Industries, Inc.                                   3,500              185
Magellan Midstream Partners                               2,400              104
Marathon Oil Corp.                                       67,308            3,153
Mariner Energy, Inc. *                                    6,601              165
Markwest Energy Partners L.P.                             1,000               34
Massey Energy Co.                                         6,800              253
Matrix Service Co. *                                      8,000              144
Murphy Oil Corp.                                         14,500            1,066
Nabors Industries Ltd. *                                 23,634              643
NATCO Group, Inc., Class A *                              1,200               55
National-Oilwell Varco, Inc. *                           28,080            1,691
Natural Gas Services Group *                              2,500               43
Natural Resource Partners L.P.                            4,000              122
Newfield Exploration Co. *                               10,600              529
Newpark Resources, Inc. *                                 3,500               17
Noble Corp.                                              20,200              884
Noble Energy                                             14,218            1,032
NuStar Energy L.P.                                        1,600               87
Occidental Petroleum Corp.                               75,020            5,092
Oceaneering International, Inc. *                         2,200              127
Oil States International, Inc. *                          3,600              126
Overseas Shipholding Group, Inc.                          3,700              241
OYO Geospace Corp. *                                        300               16
Parker Drilling Co. *                                    18,300              127
Patriot Coal Corp. *                                      1,850               74
Patterson-UTI Energy, Inc.                               13,200              258
Peabody Energy Corp.                                     18,500              999
Penn Virginia Corp.                                       5,000              213
Penn Virginia Resource Partners, L.P.                     5,000              125
Pioneer Natural Resources Co.                            10,133              425
Plains All American Pipeline, L.P.                        7,295              363
Plains Exploration & Production Co. *                     6,765              329
Pride International, Inc. *                              12,700              403
Quicksilver Resources, Inc. *                             4,200              239
Range Resources Corp.                                     8,100              423
Rosetta Resources, Inc. *                                 6,600              116
Rowan Cos., Inc.                                          8,400              286
RPC, Inc. (a)                                            11,475              124
Schlumberger Ltd.                                       100,000            7,546
SEACOR Holdings, Inc. *                                   1,250              110
Smith International, Inc.                                17,300              938
Southwestern Energy Co. *                                15,000              839
Spectra Energy Corp.                                     50,178            1,146
St. Mary Land & Exploration Co.                           7,400              261
Stone Energy Corp. *                                      3,476              143
Sunoco Logistics Partners L.P.                            2,000              103
Sunoco, Inc.                                             11,000              684
Superior Energy Services, Inc. *                          9,900              397
Swift Energy Co. *                                        2,500              108
TC Pipelines L.P.                                         2,400               85
Teekay Shipping Corp.                                     6,000              284
TEL Offshore Trust                                           83                2
TEPPCO Partners L.P.                                      7,000              272
Tesoro Corp.                                             12,100              472
TETRA Technologies, Inc. *                                5,300               83
The Meridian Resource Corp. *                             3,100                5
The Williams Cos., Inc.                                  44,860            1,434
Tidewater, Inc.                                           7,700              408
Transocean, Inc. *                                       28,512            3,496
Ultra Petroleum Corp. *                                  13,000              894
Unit Corp. *                                              4,400              221
USEC, Inc. *                                             14,300              115
VAALCO Energy, Inc. *                                     4,000               18
Valero Energy Corp.                                      47,980            2,840
Verenium Corp. (a)*                                       1,100                5
W&T Offshore, Inc.                                        7,500              212
W-H Energy Services, Inc. *                               3,400              165
Weatherford International Ltd. *                         21,200            1,310
Western Refining, Inc. (a)                                5,600              120
Westmoreland Coal Co. *                                   3,500               48
Whiting Petroleum Corp. *                                 3,400              183
World Fuel Services Corp.                                 2,100               56
XTO Energy, Inc.                                         36,177            1,879
                                                                     -----------
                                                                         150,866

FOOD & STAPLES RETAILING 2.4%
--------------------------------------------------------------------------------
Arden Group, Inc., Class A                                  600               84
BJ's Wholesale Club, Inc. *                               6,100              198
Casey's General Stores, Inc.                              5,100              133
Costco Wholesale Corp.                                   38,600            2,622
CVS Caremark Corp.                                      125,640            4,909
Ingles Markets, Inc., Class A                               300                7
Longs Drug Stores Corp.                                   3,300              152
Nash Finch Co.                                            1,700               61
Performance Food Group Co. *                              1,900               60
PriceSmart, Inc.                                            500               14
Rite Aid Corp. (a)*                                      40,400              120
Ruddick Corp.                                             3,100              106
Safeway, Inc.                                            35,900            1,112
Spartan Stores, Inc.                                        500                9
Supervalu, Inc.                                          19,832              596
Sysco Corp.                                              48,636            1,413
The Andersons, Inc. (a)                                   1,000               45

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
The Great Atlantic & Pacific Tea Co., Inc. *              2,705               81
The Kroger Co.                                           60,800            1,547
The Pantry, Inc. *                                        1,000               29
United Natural Foods, Inc. *                              2,600               62
Wal-Mart Stores, Inc.                                   342,100           17,406
Walgreen Co.                                             80,400            2,823
Weis Markets, Inc.                                        1,700               63
Whole Foods Market, Inc. (a)                             10,900              430
                                                                     -----------
                                                                          34,082

FOOD, BEVERAGE & TOBACCO 4.8%
--------------------------------------------------------------------------------
Alliance One International, Inc. *                       10,800               41
Altria Group, Inc.                                      174,800           13,253
American Italian Pasta Co., Class A (a)*                  1,000                7
Anheuser-Busch Cos., Inc.                                61,500            2,861
Archer-Daniels-Midland Co.                               53,958            2,377
Bridgford Foods Corp. *                                     300                2
Brown-Forman Corp., Class B                               9,912              624
Bunge Ltd.                                                8,000              948
Campbell Soup Co.                                        35,400            1,119
Chiquita Brands International, Inc. (a)*                  3,200               60
Coca-Cola Bottling Co. Consolidated                         400               24
Coca-Cola Enterprises, Inc.                              30,000              692
ConAgra Foods, Inc.                                      43,293              932
Constellation Brands, Inc., Class A *                    17,600              368
Corn Products International, Inc.                         5,800              196
Dean Foods Co.                                           11,113              311
Del Monte Foods Co.                                      16,031              144
Flowers Foods, Inc.                                       7,158              172
Fresh Del Monte Produce, Inc. *                           4,200              135
General Mills, Inc.                                      31,300            1,709
Green Mountain Coffee Roasters, Inc. *                    2,700              104
Griffin Land & Nurseries, Inc.                              300               10
H.J. Heinz Co.                                           27,900            1,187
Hormel Foods Corp.                                       11,500              446
J & J Snack Foods Corp.                                   6,400              160
John B. Sanfilippo & Son, Inc. *                          5,000               35
Kellogg Co.                                              34,400            1,648
Kraft Foods, Inc., Class A                              185,513            5,428
Lancaster Colony Corp.                                    3,400              119
Lance, Inc.                                               2,900               53
Loews Corp. - Carolina Group                              8,600              706
Maui Land & Pineapple Co, Inc. *                            800               22
McCormick & Co., Inc.                                    11,300              381
MGP Ingredients, Inc.                                     3,400               32
Molson Coors Brewing Co., Class B                        17,000              759
Monterey Gourmet Foods, Inc. *                              700                2
National Beverage Corp.                                   4,500               32
PepsiAmericas, Inc.                                      13,200              325
PepsiCo, Inc.                                           140,800            9,601
Pilgrim's Pride Corp.                                     1,400               34
Ralcorp Holdings, Inc. *                                  6,700              365
Reynolds American, Inc. (a)                              22,664            1,435
Rocky Mountain Chocolate Factory, Inc.                    2,427               28
Sanderson Farms, Inc. (a)                                 1,750               59
Sara Lee Corp.                                           64,378              905
Seaboard Corp.                                              200              257
Smithfield Foods, Inc. *                                  6,300              175
Tasty Baking Co.                                            500                4
The Boston Beer Co., Inc., Class A *                      2,500               89
The Coca-Cola Co.                                       202,200           11,964
The Hain Celestial Group, Inc. *                          1,406               38
The Hershey Co.                                          19,400              702
The J. M. Smucker Co.                                     5,438              254
The Pepsi Bottling Group, Inc.                           23,400              816
Tootsie Roll Industries, Inc.                             2,462               62
TreeHouse Foods, Inc. *                                   1,722               36
Tyson Foods, Inc., Class A                               30,340              432
Universal Corp.                                           4,800              239
UST, Inc.                                                12,700              660
Vector Group Ltd. (a)                                     3,921               73
Wm. Wrigley Jr. Co.                                      20,750            1,192
Zapata Corp. *                                            8,000               55
                                                                     -----------
                                                                          66,899

HEALTH CARE EQUIPMENT & SERVICES 4.6%
--------------------------------------------------------------------------------
ABIOMED, Inc. *                                             800               12
Advanced Medical Optics, Inc. *                           4,111               86
Aetna, Inc.                                              59,200            3,153
Align Technology, Inc. *                                  8,700              102
Alliance Imaging, Inc. *                                  1,800               19
Allscripts Healthcare Solutions, Inc. (a)*                1,900               28
Amedisys, Inc. *                                          3,334              142
America Service Group, Inc. *                             3,550               26
American Medical Systems Holdings, Inc. (a)*              7,800              111
AMERIGROUP Corp. *                                        4,300              161
AmerisourceBergen Corp.                                  20,648              963
AMN Healthcare Services, Inc. *                           4,110               64
AmSurg Corp. *                                            2,300               59
Analogic Corp.                                            1,400               83
Apria Healthcare Group, Inc. *                            4,100               87
ArthroCare Corp. (a)*                                     1,400               56
Aspect Medical Systems, Inc. *                            3,700               46
Baxter International, Inc.                               53,018            3,220
Beckman Coulter, Inc.                                     5,100              339
Becton, Dickinson & Co.                                  21,300            1,843
BioScrip, Inc. *                                          2,172               17
Boston Scientific Corp. *                               109,568            1,329
Brookdale Senior Living, Inc.                               300                7
C.R. Bard, Inc.                                           8,000              773
Cantel Medical Corp. *                                    3,571               41
Cardinal Health, Inc.                                    36,160            2,096
Centene Corp. *                                           4,000               96
Cerner Corp. *                                            8,400              440
Cerus Corp. *                                               500                3
Chemed Corp.                                              3,900              200
Chindex International, Inc. *                             2,200               70
CIGNA Corp.                                              38,400            1,888
Clinical Data, Inc. *                                       175                4

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Community Health Systems, Inc. *                          7,100              228
CONMED Corp. *                                            4,200              102
CorVel Corp. *                                            2,850               71
Coventry Health Care, Inc. *                             23,937            1,354
Covidien Ltd.                                            38,525            1,719
Cross Country Healthcare, Inc. *                          4,600               58
CryoLife, Inc. *                                            750                5
Cyberonics, Inc. *                                        1,200               14
Datascope Corp.                                           2,500               81
DaVita, Inc. *                                            8,250              440
DENTSPLY International, Inc.                             13,100              541
Eclipsys Corp. *                                          6,300              162
Edwards Lifesciences Corp. *                              3,900              180
Express Scripts, Inc. *                                  25,200            1,701
Five Star Quality Care, Inc. *                              135                1
Gen-Probe, Inc. *                                         3,400              194
Gentiva Health Services, Inc. *                           3,250               60
Greatbatch, Inc. *                                        1,100               25
Haemonetics Corp. *                                       3,700              221
Hanger Orthopedic Group, Inc. *                           5,400               50
Health Management Associates, Inc., Class A              15,900               86
Health Net, Inc. *                                        9,100              423
HealthExtras, Inc. *                                      1,900               53
Healthspring, Inc. *                                      4,600               95
HealthTronics, Inc. *                                     3,500               14
Healthways, Inc. *                                        3,100              175
Henry Schein, Inc. *                                      7,600              442
Hillenbrand Industries, Inc.                              5,800              300
Hlth Corp. *                                             21,926              245
Hologic, Inc. *                                          10,556              679
Home Diagnostics, Inc. *                                  2,500               20
Hooper Holmes, Inc. *                                     4,600                7
Hospira, Inc. *                                          14,070              578
Humana, Inc. *                                           18,900            1,518
ICU Medical, Inc. *                                         550               16
IDEXX Laboratories, Inc. *                                5,000              282
Immucor, Inc. *                                           6,795              196
IMS Health, Inc.                                         19,300              461
Integra LifeSciences Holdings (a)*                        1,100               46
Intuitive Surgical, Inc. *                                1,050              267
Invacare Corp.                                            2,000               49
InVentiv Health, Inc. *                                   4,733              156
Inverness Medical Innovations, Inc. *                       741               33
Kindred Healthcare, Inc. *                                4,624              127
Kinetic Concepts, Inc. *                                  5,600              279
Laboratory Corp. of America Holdings (a)*                12,800              946
Landauer, Inc.                                            1,100               52
LCA-Vision, Inc. (a)                                      2,500               41
LifePoint Hospitals, Inc. *                               3,707              100
Lincare Holdings, Inc. *                                  7,100              237
Magellan Health Services, Inc. *                          3,007              132
Matria Healthcare, Inc. *                                 1,800               52
McKesson Corp.                                           25,400            1,595
MedCath Corp. *                                           1,500               37
Medco Health Solutions, Inc. *                           50,066            2,507
Medical Action Industries, Inc. *                         3,750               63
Medical Staffing Network Holdings, Inc. *                 1,800               11
Medtronic, Inc.                                          95,374            4,442
Mentor Corp. (a)                                          3,000              104
Meridian Bioscience, Inc.                                11,250              353
Merit Medical Systems, Inc. *                             2,222               36
Molina Healthcare, Inc. *                                 2,500               85
National Healthcare Corp.                                   600               30
National Medical Health Card Systems, Inc. *                800                7
Neogen Corp. *                                              937               22
NOVT Corp. *                                                400                1
Odyssey HealthCare, Inc. *                                2,250               20
Omnicare, Inc.                                           10,000              221
OraSure Technologies, Inc. *                              1,500               12
Owens & Minor, Inc.                                       2,000               83
Patterson Cos., Inc. *                                   10,600              340
PDI, Inc. *                                               2,900               24
Pediatrix Medical Group, Inc. *                           6,000              409
PharMerica Corp. *                                        3,413               51
PSS World Medical, Inc. (a)*                              5,800              100
Psychiatric Solutions, Inc. *                             4,400              133
Q-Med, Inc. *                                               500               --
Quest Diagnostics, Inc.                                  14,820              731
Regeneration Technologies, Inc. *                         1,700               14
RehabCare Group, Inc. *                                   4,000               84
Res-Care, Inc. *                                          4,500              101
ResMed, Inc. (a)*                                         4,000              186
Respironics, Inc. *                                       6,300              413
Sierra Health Services, Inc. *                           21,500              924
SonoSite, Inc. *                                          1,600               56
St. Jude Medical, Inc. *                                 29,600            1,199
STERIS Corp.                                              6,100              151
Stryker Corp.                                            31,100            2,083
Sunrise Senior Living, Inc. *                             3,400               98
Tenet Healthcare Corp. *                                 36,650              162
The Cooper Cos., Inc.                                     2,781              109
The TriZetto Group, Inc. *                                5,900              115
Theragenics Corp. *                                       2,500               10
Thoratec Corp. *                                          2,636               42
UnitedHealth Group, Inc.                                118,880            6,044
Universal American Financial Corp. *                      4,000               84
Universal Health Services, Inc., Class B                  4,000              189
US Physical Therapy, Inc. *                               3,500               47
Utah Medical Products, Inc.                               2,500               74
Varian Medical Systems, Inc. *                           11,900              619
VCA Antech, Inc. *                                        7,900              305
Visicu, Inc. *                                            3,000               36
VistaCare, Inc., Class A *                                1,000                9
Vital Signs, Inc.                                         1,900               92
WellCare Health Plans, Inc. *                             3,200              150
WellPoint, Inc. *                                        57,723            4,514
West Pharmaceutical Services, Inc.                        4,600              180
Wright Medical Group, Inc. *                              4,200              115

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Young Innovations, Inc.                                   2,000               41
Zimmer Holdings, Inc. *                                  20,300            1,589
                                                                     -----------
                                                                          64,130

HOUSEHOLD & PERSONAL PRODUCTS 2.0%
--------------------------------------------------------------------------------
Alberto-Culver Co.                                        9,450              253
Avon Products, Inc.                                      39,000            1,366
Central Garden & Pet Co. *                                1,600                9
Central Garden & Pet Co., Class A *                       3,200               16
Chattem, Inc. *                                           1,200               92
Church & Dwight Co., Inc.                                 4,950              263
Colgate-Palmolive Co.                                    42,500            3,273
Energizer Holdings, Inc. *                                6,333              593
Herbalife Ltd.                                            5,800              230
Inter Parfums, Inc.                                         675               11
Kimberly-Clark Corp.                                     40,639            2,668
NBTY, Inc. *                                              5,400              131
Nu Skin Enterprises, Inc., Class A                        6,500              107
Nutraceutical International Corp. *                       5,000               62
Oil-Dri Corp. of America                                    500               10
Spectrum Brands, Inc. *                                   2,800               13
The Clorox Co.                                           12,200              748
The Estee Lauder Cos., Inc., Class A                     12,800              540
The Procter & Gamble Co.                                269,915           17,801
USANA Health Sciences, Inc. (a)*                          3,500              152
WD-40 Co.                                                 1,600               54
                                                                     -----------
                                                                          28,392

INSURANCE 5.5%
--------------------------------------------------------------------------------
21st Century Holding Co.                                  1,500               19
ACE Ltd.                                                 23,100            1,348
AFLAC, Inc.                                              42,600            2,613
Alfa Corp.                                                6,800              149
Alleghany Corp. *                                           224               85
Allied World Assurance Co. Holdings Ltd.                  4,900              233
Ambac Financial Group, Inc. (a)                           7,750               91
American Financial Group, Inc.                           10,750              298
American International Group, Inc.                      211,922           11,690
American National Insurance Co.                           1,300              163
American Physicians Capital, Inc.                         3,750              155
AmTrust Financial Services, Inc.                          7,500              118
Aon Corp.                                                25,500            1,110
Arch Capital Group Ltd. *                                 3,900              275
Argo Group International Holdings Ltd. *                  1,556               64
Arthur J. Gallagher & Co.                                 6,800              173
Assurant, Inc.                                           11,500              746
Axis Capital Holdings Ltd.                                7,200              288
Baldwin & Lyons, Inc., Class B                              750               20
Berkshire Hathaway, Inc., Class A *                         128           17,408
Brown & Brown, Inc.                                      11,000              248
Cincinnati Financial Corp.                               13,450              518
Citizens, Inc. (a)*                                       5,000               30
CNA Financial Corp.                                      20,900              710
CNA Surety Corp. *                                        4,700               84
Conseco, Inc. *                                          11,500              138
Crawford & Co., Class B *                                 1,600                8
Darwin Professional Underwriters, Inc. *                  2,500               55
Delphi Financial Group, Inc., Class A                     6,772              213
Eastern Insurance Holdings, Inc.                          2,500               41
EMC Insurance Group, Inc.                                 1,200               28
Erie Indemnity Co., Class A                               5,500              278
Everest Re Group Ltd.                                     5,900              600
FBL Financial Group, Inc., Class A                        2,090               69
Fidelity National Financial, Inc., Class A               17,327              341
First American Corp.                                      7,800              340
Flagstone Reinsurance Holdings Ltd.                       7,500              103
FPIC Insurance Group, Inc. *                                400               17
Genworth Financial, Inc., Class A                        37,500              913
Hanover Insurance Group, Inc.                             4,900              223
Harleysville Group, Inc.                                  1,800               64
HCC Insurance Holdings, Inc.                              7,950              221
Hilb Rogal & Hobbs Co.                                    3,000              109
Hilltop Holdings, Inc. *                                  3,726               41
Horace Mann Educators Corp.                               4,300               79
Independence Holding Co.                                  2,700               33
Infinity Property & Casualty Corp.                        2,500              100
LandAmerica Financial Group, Inc. (a)                     5,300              276
Lincoln National Corp.                                   21,926            1,192
Loews Corp.                                              45,000            2,101
Markel Corp. *                                              300              139
Marsh & McLennan Cos., Inc.                              43,000            1,187
MBIA, Inc. (a)                                           11,250              174
Mercury General Corp.                                     5,400              260
MetLife, Inc.                                            62,000            3,656
National Financial Partners Corp.                         2,500               90
National Western Life Insurance Co., Class A                300               56
Nationwide Financial Services, Inc., Class A             16,400              724
NYMAGIC, Inc.                                             2,100               49
Odyssey Re Holdings Corp.                                 5,400              205
Old Republic International Corp.                         20,437              305
OneBeacon Insurance Group Ltd.                            8,200              174
PartnerRe Ltd.                                            5,400              428
Penn Treaty American Corp. *                                150                1
Philadelphia Consolidated Holding Corp. *                 5,500              197
PMA Capital Corp., Class A *                                700                6
Presidential Life Corp.                                   1,000               18
Principal Financial Group, Inc.                          25,400            1,514
ProAssurance Corp. (a)*                                   1,670               96
Protective Life Corp.                                     5,500              219
Prudential Financial, Inc.                               45,500            3,839
Reinsurance Group of America, Inc.                        5,100              296
RenaissanceRe Holdings Ltd.                               1,800              103
RLI Corp.                                                 2,800              158
SAFECO Corp.                                             12,500              667
Safety Insurance Group, Inc.                              1,000               39

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
SCPIE Holdings, Inc. *                                      700               18
Selective Insurance Group, Inc.                           5,400              129
StanCorp Financial Group, Inc.                            5,000              246
State Auto Financial Corp.                                3,800              106
Stewart Information Services Corp.                        1,400               48
The Allstate Corp.                                       58,874            2,901
The Chubb Corp.                                          33,094            1,714
The Commerce Group, Inc.                                  5,700              206
The Hartford Financial Services Group, Inc.              24,400            1,971
The Midland Co.                                           4,300              275
The Navigators Group, Inc. *                              1,500               87
The Phoenix Cos., Inc.                                    9,500              103
The Progressive Corp.                                    85,200            1,581
The Travelers Cos., Inc.                                 54,550            2,624
Torchmark Corp.                                          10,600              647
Transatlantic Holdings, Inc.                              6,437              439
United Fire & Casualty Co.                                1,000               33
Unitrin, Inc.                                             5,600              230
Unum Group                                               23,914              541
Validus Holdings Ltd. *                                   6,500              158
W. R. Berkley Corp.                                      22,950              694
Wesco Financial Corp.                                       200               79
White Mountains Insurance Group Ltd.                        200               97
XL Capital Ltd., Class A                                 14,700              662
Zenith National Insurance Corp.                           3,400              135
                                                                     -----------
                                                                          76,543

MATERIALS 4.0%
--------------------------------------------------------------------------------
A. Schulman, Inc.                                         2,300               47
A.M. Castle & Co.                                         1,500               32
AbitibiBowater, Inc. (a)                                  1,196               30
AEP Industries, Inc. *                                      400               12
Air Products & Chemicals, Inc.                           17,700            1,593
Airgas, Inc.                                              7,500              348
AK Steel Holding Corp. *                                  9,527              455
Albemarle Corp.                                           9,000              326
Alcoa, Inc.                                              71,664            2,372
Allegheny Technologies, Inc.                              7,700              542
AptarGroup, Inc.                                          4,400              166
Arch Chemicals, Inc.                                      2,700               91
Ashland, Inc.                                             5,500              250
Ball Corp.                                                8,700              399
Bemis Co., Inc.                                           8,900              242
Buckeye Technologies, Inc. *                              3,700               49
Cabot Corp.                                               5,200              155
Carpenter Technology Corp.                                5,000              308
Celanese Corp., Series A                                 12,500              465
Century Aluminum Co. *                                    3,100              161
CF Industries Holdings, Inc.                              4,400              470
Chemtura Corp.                                           19,427              130
Chesapeake Corp.                                          1,000                4
Cleveland-Cliffs, Inc. (a)                                3,000              305
Commercial Metals Co.                                     9,000              255
Compass Minerals International, Inc.                      5,000              212
Crown Holdings, Inc. *                                   13,400              329
Cytec Industries, Inc.                                    3,600              204
Deltic Timber Corp.                                         700               37
E.I. du Pont de Nemours & Co.                            78,195            3,533
Eagle Materials, Inc.                                     4,143              156
Eastman Chemical Co.                                      8,100              535
Ecolab, Inc.                                             21,500            1,037
Ferro Corp.                                               4,200               74
FMC Corp.                                                 6,200              330
Freeport-McMoRan Copper & Gold, Inc.                     30,122            2,682
Georgia Gulf Corp. (a)                                    3,300               26
Goldcorp, Inc.                                           18,759              698
Greif, Inc., Class A                                      7,400              487
H.B. Fuller Co.                                           6,500              135
Hawkins, Inc.                                             1,900               28
Headwaters, Inc. *                                        7,500               84
Hecla Mining Co. *                                       12,000              112
Hercules, Inc.                                           11,000              193
Huntsman Corp.                                           17,500              424
Innophos Holdings, Inc.                                   2,500               31
International Flavors & Fragrances, Inc.                  7,400              315
International Paper Co. (a)                              39,304            1,268
Kronos Worldwide, Inc.                                    6,060              118
Landec Corp. *                                            2,500               23
Louisiana-Pacific Corp.                                   8,300              127
Martin Marietta Materials, Inc. (a)                       4,200              515
Material Sciences Corp. *                                 4,000               26
MeadWestvaco Corp.                                       14,474              405
Metal Management, Inc.                                    2,500              124
Minerals Technologies, Inc.                               3,100              169
Mod-Pac Corp. *                                             500                4
Monsanto Co.                                             43,290            4,868
Myers Industries, Inc.                                    8,080               95
Nalco Holding Co.                                        13,600              285
Neenah Paper, Inc.                                        1,231               33
NewMarket Corp.                                           2,000              108
Newmont Mining Corp.                                     32,251            1,752
NL Industries, Inc. (a)                                   7,800               88
NN, Inc.                                                  1,800               15
Nucor Corp.                                              27,000            1,561
Olin Corp.                                                4,820               99
OM Group, Inc. *                                          2,400              138
Omnova Solutions, Inc. *                                  3,400               16
Owens-Illinois, Inc. *                                   13,700              690
Packaging Corp. of America                                8,500              206
Pactiv Corp. *                                           12,400              355
Penford Corp.                                             5,200              116
PolyOne Corp. *                                           3,200               20
PPG Industries, Inc.                                     13,900              919
Praxair, Inc.                                            25,700            2,079
Quanex Corp.                                              5,625              295
Reliance Steel & Aluminum Co.                             8,500              418
Rock-Tenn Co., Class A                                    1,500               43
Rockwood Holdings, Inc. *                                 5,900              173
Rohm & Haas Co.                                          26,753            1,427
Royal Gold, Inc. (a)                                      2,200               66
RPM International, Inc.                                   9,600              208

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
RTI International Metals, Inc. *                          1,500               83
Schnitzer Steel Industries, Inc., Class A                 1,650               93
Schweitzer-Mauduit International, Inc.                    3,300               79
Sealed Air Corp.                                         12,000              314
Sensient Technologies Corp.                               4,800              127
Sigma-Aldrich Corp.                                      12,600              626
Silgan Holdings, Inc.                                     5,800              275
Smurfit-Stone Container Corp. *                          20,000              190
Sonoco Products Co.                                       8,000              247
Southern Copper Corp. (a)                                22,800            2,140
Spartech Corp.                                            4,200               62
Steel Dynamics, Inc.                                      7,000              365
Stepan Co.                                                1,200               36
Stillwater Mining Co. *                                  11,233              117
Symyx Technologies, Inc. *                                3,800               25
Temple-Inland, Inc.                                       8,800              165
Terra Industries, Inc. *                                  7,500              338
Texas Industries, Inc.                                    1,000               57
The Dow Chemical Co.                                     78,766            3,045
The Lubrizol Corp.                                        5,400              284
The Mosaic Co. *                                         36,000            3,276
The Scotts Miracle-Gro Co.,  Class A                      5,600              219
The Valspar Corp.                                         8,400              168
Titanium Metals Corp.                                    11,307              246
United States Steel Corp.                                 9,900            1,011
Valhi, Inc. (a)                                           8,600              142
Vulcan Materials Co.                                      7,592              596
Wausau Paper Corp.                                        4,700               42
Westlake Chemical Corp. (a)                               5,100              102
Weyerhaeuser Co.                                         18,250            1,236
Worthington Industries, Inc.                              7,200              118
Yamana Gold, Inc.                                        14,751              243
Zep, Inc.                                                 2,600               43
                                                                     -----------
                                                                          55,831

MEDIA 3.4%
--------------------------------------------------------------------------------
4Kids Entertainment, Inc. *                               4,000               53
Acme Communications, Inc.                                 1,900                6
Alloy, Inc. *                                             3,500               27
Arbitron, Inc.                                            2,120               85
Belo Corp., Class A                                       9,400              156
Cablevision Systems Corp.,  Class A *                    21,100              495
Carmike Cinemas, Inc.                                     2,500               15
CBS Corp., Class B                                       72,006            1,814
Citadel Broadcasting Corp.                               17,506               26
CKX, Inc. *                                               7,300               73
Clear Channel Communications, Inc.                       49,721            1,527
Clear Channel Outdoor Holdings, Inc., Class A *          28,700              638
Comcast Corp., Class A *                                227,004            4,122
Comcast Corp., Special Class A *                         64,200            1,155
Cox Radio, Inc., Class A *                                4,600               55
Crown Media Holdings, Inc.,  Class A (a)*                 6,000               35
Cumulus Media Inc., Class A *                             4,351               28
Daily Journal Corp. *                                       500               20
Discovery Holding Co., Class A *                         22,323              518
DISH Network Corp., Class A *                            37,700            1,065
DreamWorks Animation SKG, Inc., Class A *                 8,200              200
Emak Worldwide, Inc. *                                      500                1
Emmis Communications Corp., Class A *                       713                2
Entercom Communications Corp., Class A                    3,000               37
Entravision Communications Corp., Class A *               5,000               35
Gannett Co., Inc.                                        19,500              722
Gemstar-TV Guide International, Inc. *                   38,120              164
Getty Images, Inc. *                                      4,600              115
Gray Television, Inc.                                     5,600               42
Harte-Hanks, Inc.                                         8,100              130
Hearst-Argyle Television, Inc.                            7,500              160
Idearc, Inc. (a)                                         12,378              201
Interactive Data Corp.                                   20,700              599
John Wiley & Sons, Inc., Class A                          6,300              248
Journal Communications, Inc., Class A                     7,500               62
Journal Register Co.                                      3,200                5
Lakes Entertainment, Inc. *                               1,800               12
Lamar Advertising Co., Class A                            9,200              397
Lee Enterprises, Inc.                                     2,500               30
Liberty Global, Inc., Series A *                         37,575            1,518
Liberty Global, Inc., Series C *                         12,601              469
Liberty Media Corp. - Capital, Series A *                11,161            1,201
Lin TV Corp., Class A *                                   3,300               43
Live Nation, Inc. *                                       6,215               68
Martha Stewart Living Omnimedia, Inc., Class A *          3,900               27
Marvel Entertainment, Inc. (a)*                          11,700              330
Media General, Inc., Class A                              2,000               38
Mediacom Communications Corp., Class A *                  7,600               38
Meredith Corp.                                            3,800              179
Morningstar, Inc. *                                       3,200              211
News Corp., Class A                                     253,950            4,800
Nexstar Broadcasting Group, Inc., Class A *               4,500               34
Omnicom Group, Inc.                                      33,600            1,524
Playboy Enterprises, Inc., Class B *                      4,500               38
R.H. Donnelley Corp. *                                    5,466              164
Radio One, Inc., Class A *                                9,500               15
Regal Entertainment Group,  Class A (a)                  12,100              224
Salem Communications Corp., Class A                         900                3
Scholastic Corp. *                                        2,200               75
Sinclair Broadcast Group, Inc., Class A                   7,300               66
Sun-Times Media Group, Inc., Class A *                    7,300               11
The DIRECTV Group, Inc. *                               101,476            2,291

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
The E.W. Scripps Co., Class A (a)                        12,000              489
The Interpublic Group of Cos.,  Inc. *                   34,537              308
The McClatchy Co., Class A (a)                            8,416               91
The McGraw-Hill Cos., Inc.                               34,600            1,480
The New York Times Co., Class A (a)                      13,200              221
The Walt Disney Co.                                     195,410            5,849
The Washington Post Co., Class B                            600              446
Time Warner Cable, Inc., Class A *                       75,000            1,887
Time Warner, Inc.                                       367,052            5,777
TiVo, Inc. *                                              4,500               39
Triple Crown Media, Inc. *                                  560                3
Valassis Communications, Inc. *                           3,700               35
Value Line, Inc.                                            300               12
Viacom, Inc., Class B *                                  56,606            2,194
Virgin Media, Inc.                                       15,000              251
Voyager Learning Co. *                                    1,700               12
Warner Music Group Corp. (a)                             11,700               93
Westwood One, Inc.                                        7,200               11
World Wrestling Entertainment, Inc., Class A              4,900               73
Xanadoo Co., Class A *                                       63               19
XM Satellite Radio Holdings, Inc., Class A *             15,300              190
                                                                     -----------
                                                                          47,922

PHARMACEUTICALS & BIOTECHNOLOGY 6.9%
--------------------------------------------------------------------------------
Abbott Laboratories                                     125,705            7,077
Accelrys, Inc. *                                          1,300                8
Adolor Corp. *                                            1,700                7
Affymax, Inc. *                                           1,900               38
Affymetrix, Inc. *                                        4,900               98
Albany Molecular Research, Inc. *                         1,600               17
Alkermes, Inc. *                                          3,100               41
Allergan, Inc.                                           26,468            1,778
Alpharma, Inc., Class A *                                 3,700               76
Amgen, Inc. *                                           103,268            4,811
Amylin Pharmaceuticals, Inc. *                            2,300               68
Aphton Corp. *                                              800               --
Applera Corp.-Celera Group *                              5,600               86
Applied Biosystems Group-Applera Corp.                   16,500              520
Arena Pharmaceuticals, Inc. *                               800                6
ArQule, Inc. *                                            8,800               43
Avigen, Inc. *                                              900                4
Barr Pharmaceuticals, Inc. *                              8,781              458
Bio-Rad Laboratories, Inc., Class A *                     3,000              286
BioCryst Pharmaceuticals, Inc. (a)*                       1,400                6
Biogen Idec, Inc. *                                      28,125            1,714
BioMarin Pharmaceuticals, Inc. *                          1,800               67
Bradley Pharmaceuticals, Inc. *                           1,700               34
Bristol-Myers Squibb Co.                                162,750            3,774
Bruker BioSciences Corp. *                                2,100               22
Caliper Life Sciences, Inc. *                               700                3
Cambrex Corp.                                             3,400               32
Celgene Corp. *                                          27,000            1,515
Cell Genesys, Inc. *                                      1,500                3
Cephalon, Inc. *                                          6,000              394
Charles River Laboratories International, Inc. *          6,416              398
CollaGenex Pharmaceuticals,  Inc. *                       3,000               37
Covance, Inc. *                                           5,800              482
Cubist Pharmaceuticals, Inc. *                            4,900               83
CV Therapeutics, Inc. *                                   1,100                9
Dendreon Corp. *                                          1,400                9
Dionex Corp. *                                            1,200               84
Durect Corp. *                                            2,000               10
Dyax Corp. *                                              2,000                7
Eli Lilly & Co.                                          92,400            4,760
Encysive Pharmaceuticals, Inc. *                          2,600                2
Endo Pharmaceuticals Holdings, Inc. *                    10,500              274
Enzo Biochem, Inc. *                                      1,781               17
Enzon Pharmaceuticals, Inc. (a)*                          4,400               37
eResearch Technology, Inc. *                              5,625               55
Exelixis, Inc. *                                          7,300               53
Forest Laboratories, Inc. *                              27,500            1,094
Genentech, Inc. *                                        87,300            6,128
Genzyme Corp. *                                          20,732            1,620
Geron Corp. *                                             1,000                5
Gilead Sciences, Inc. *                                  75,840            3,465
Harvard Bioscience, Inc. *                                  500                2
Human Genome Sciences, Inc. *                             5,100               28
Illumina, Inc. *                                          1,500               96
ImClone Systems, Inc. *                                   6,935              301
ImmunoGen, Inc. *                                         1,500                5
Impax Laboratories, Inc. *                                1,600               17
Incyte Corp. *                                            2,600               31
Indevus Pharmaceuticals, Inc. *                           1,800               11
Inspire Pharmaceuticals, Inc. *                           1,300                6
InterMune, Inc. (a)*                                      1,100               18
Invitrogen Corp. *                                        3,629              311
Isis Pharmaceuticals, Inc. *                              1,900               30
Johnson & Johnson                                       246,370           15,585
K-V Pharmaceutical Co., Class A (a)*                      2,700               70
Kendle International, Inc. *                              2,700              114
King Pharmaceuticals, Inc. *                             18,516              194
Kosan Biosciences, Inc. *                                 2,500                7
Lexicon Pharmaceuticals, Inc. *                           6,900               16
Ligand Pharmaceuticals, Inc., Class B                     2,300               10
Luminex Corp. (a)*                                          800               12
Martek Biosciences Corp. *                                3,000               86
Matrixx Initiatives, Inc. *                               1,700               23
Maxygen, Inc. *                                           6,500               49
Medarex, Inc. *                                           3,000               30
Medicis Pharmaceutical Corp., Class A                     3,400               69
Merck & Co., Inc.                                       183,552            8,495
Millennium Pharmaceuticals, Inc. *                       25,856              392

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Millipore Corp. *                                         5,100              358
Mylan, Inc.                                              16,600              248
Myriad Genetics, Inc. *                                   1,400               60
Nabi Biopharmaceuticals *                                 2,800               10
Nektar Therapeutics (a)*                                  2,200               16
Neurocrine Biosciences, Inc. *                            1,400                8
Neurogen Corp. *                                            800                2
Northfield Laboratories, Inc. *                           1,100                1
Noven Pharmaceuticals, Inc. *                             1,800               24
NPS Pharmacuticals, Inc. *                                1,000                4
Nuvelo, Inc. *                                              300               --
Omrix Biopharmaceuticals, Inc. (a)*                       5,500              128
Onyx Pharmaceuticals, Inc. *                              4,500              214
Orchid Cellmark, Inc. *                                     280                1
OSI Pharmaceuticals, Inc. *                               4,998              199
OXiGENE, Inc. *                                             900                2
Pain Therapeutics, Inc. *                                 2,600               23
Par Pharmaceutical Cos., Inc. *                           1,900               36
PAREXEL International Corp. *                             2,400              131
PDL BioPharma, Inc. *                                     9,500              142
PerkinElmer, Inc.                                        11,477              286
Perrigo Co.                                               7,300              225
Pfizer, Inc.                                            610,192           14,272
Pharmaceutical Product Development, Inc.                 10,000              434
Pharmacopeia, Inc. *                                        650                3
Pharmanet Development Group, Inc. *                       4,500              183
Pharmion Corp. *                                          2,500              172
POZEN, Inc. (a)*                                          1,300               16
Regeneron Pharmaceuticals, Inc. *                         5,200              105
Replidyne, Inc. *                                         3,500                7
Sangamo BioSciences, Inc. (a)*                            1,200               14
Savient Pharmaceuticals, Inc. *                           2,300               45
Schering-Plough Corp.                                   121,750            2,383
Sciele Pharma, Inc. (a)*                                  3,400               81
Sepracor, Inc. *                                          9,100              257
SuperGen, Inc. *                                            900                3
Techne Corp. *                                            3,800              247
The Medicines Co. *                                       1,700               29
Thermo Fisher Scientific, Inc. *                         37,302            1,921
Third Wave Technologies, Inc. *                           1,800               15
Trimeris, Inc. *                                            500                3
Valeant Pharmaceuticals International *                   7,900               89
Varian, Inc. *                                            5,800              315
Ventana Medical Systems, Inc. *                           2,400              214
Vertex Pharmaceuticals, Inc. *                            3,144               64
Vical, Inc. *                                             1,600                6
ViroPharma, Inc. *                                        6,000               53
Warner Chilcott Ltd., Class A *                          20,500              348
Waters Corp. *                                            8,700              500
Watson Pharmaceuticals, Inc. *                            7,732              202
Wyeth                                                   109,400            4,354
Xenoport, Inc. *                                          2,500              153
ZymoGenetics, Inc. (a)*                                   2,000               20
                                                                     -----------
                                                                          96,249

REAL ESTATE 1.5%
--------------------------------------------------------------------------------
Alexander's, Inc. *                                         700              245
Alexandria Real Estate Equities, Inc.                     2,500              246
AMB Property Corp.                                        7,300              369
American Financial Realty Trust                           8,500               70
American Home Mortgage Investment Corp.                   4,500               --
American Land Lease, Inc.                                 1,700               35
American Mortgage Acceptance Co. (a)                      1,500                4
American Realty Investors, Inc. *                         1,037                9
Annaly Capital Management, Inc.                           9,400              185
Anthracite Capital, Inc.                                  4,900               37
Anworth Mortgage Asset Corp.                              1,000                9
Apartment Investment & Management Co., Class A
   (a)                                                    7,400              293
AvalonBay Communities, Inc.                               6,100              573
Boston Properties, Inc.                                   9,900              910
Brandywine Realty Trust                                   7,363              139
BRE Properties, Inc.                                      5,000              218
Brookfield Properties Corp.                              26,700              542
Camden Property Trust                                     2,300              113
CapitalSource, Inc.                                       6,900              113
Capstead Mortgage Corp.                                   2,240               33
CB Richard Ellis Group, Inc., Class A (a)*               17,500              340
CBL & Associates Properties, Inc.                         4,400              117
Colonial Properties Trust                                 2,567               63
Consolidated-Tomoka Land Co.                                900               47
Corporate Office Properties Trust                         3,500              112
Cousins Properties, Inc. (a)                              5,200              138
Developers Diversified Realty Corp.                       7,612              313
Douglas Emmett, Inc.                                      9,000              206
Duke Realty Corp.                                        12,990              307
EastGroup Properties, Inc.                                  900               37
Entertainment Properties Trust                            2,200              109
Equity Lifestyle Properties, Inc.                         3,000              131
Equity One, Inc. (a)                                      6,600              156
Equity Residential                                       24,700              924
Essex Property Trust, Inc.                                2,600              269
Federal Realty Investment Trust                           5,200              384
FelCor Lodging Trust, Inc.                                5,700               77
First Industrial Realty Trust, Inc. (a)                   2,600               91
Forest City Enterprises, Inc., Class A                   10,400              414
Forestar Real Estate Group, Inc. *                        2,933               67
Friedman, Billings, Ramsey Group, Inc., Class A          12,080               39
FX Real Estate and Entertainment, Inc. *                  1,460                9
General Growth Properties, Inc.                          20,460              747
Getty Realty Corp.                                        2,000               53
Glimcher Realty Trust                                     3,800               50
HCP, Inc. (a)                                            10,648              324
Health Care REIT, Inc. (a)                                5,200              223
Healthcare Realty Trust, Inc.                             4,900              127

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Highwoods Properties, Inc.                                5,600              168
Home Properties, Inc. (a)                                 2,500              120
Hospitality Properties Trust                              6,000              204
Host Hotels & Resorts, Inc.                              39,254              657
HRPT Properties Trust                                    13,500              107
Impac Mortgage Holdings, Inc.                             4,800                7
Inland Real Estate Corp.                                  5,500               74
iStar Financial, Inc. (a)                                 9,390              251
Jones Lang LaSalle, Inc.                                  2,300              179
Kilroy Realty Corp.                                       1,800               88
Kimco Realty Corp.                                       19,195              687
LaSalle Hotel Properties                                  3,500               96
Lexington Realty Trust (a)                                3,000               45
Liberty Property Trust                                    8,300              266
LTC Properties, Inc.                                      2,800               73
Mack-Cali Realty Corp.                                    5,900              210
Maguire Properties, Inc. (a)                              3,000               83
MFA Mortgage Investments, Inc.                            5,500               56
Mid-America Apartment Communities, Inc.                   2,500              114
National Health Investors, Inc.                           3,100               92
National Retail Properties, Inc. (a)                      3,320               75
Nationwide Health Properties,  Inc. (a)                   5,100              161
New Century Financial Corp. *                             3,600               --
Newcastle Investment Corp. (a)                            2,200               27
NovaStar Financial, Inc. (a)*                               500                1
OMEGA Healthcare Investors, Inc.                          2,784               46
Parkway Properties, Inc.                                    500               18
Pennsylvania Real Estate Investment Trust                 2,500               67
Plum Creek Timber Co., Inc.                              15,047              628
PMC Commercial Trust                                      1,500               16
Post Properties, Inc.                                     2,200               93
Potlatch Corp.                                            2,753              118
ProLogis                                                 20,854            1,238
PS Business Parks, Inc.                                   3,000              151
Public Storage                                           14,590            1,142
RAIT Financial Trust (a)                                  3,300               31
Ramco-Gershenson Properties Trust                         1,400               31
Rayonier, Inc.                                            2,388              101
Realty Income Corp. (a)                                   4,600              112
Redwood Trust, Inc. (a)                                   2,500              104
Regency Centers Corp.                                     5,700              350
Reis, Inc. *                                              1,400               10
Saul Centers, Inc.                                        2,100              108
Senior Housing Properties Trust                           4,950              111
SL Green Realty Corp.                                     4,750              441
Sovran Self Storage, Inc.                                   800               32
Sun Communities, Inc.                                     3,000               58
Tanger Factory Outlet Centers, Inc.                       1,600               60
Taubman Centers, Inc. (a)                                 4,100              206
Tejon Ranch Co. *                                           674               25
The Macerich Co.                                          5,200              355
The St. Joe Co. (a)                                       5,300              206
Thornburg Mortgage, Inc. (a)                              7,800               87
UDR, Inc.                                                 9,400              215
UMH Properties, Inc.                                      1,600               18
Universal Health Realty Income Trust                        900               32
Urstadt Biddle Properties                                   500                8
Urstadt Biddle Properties, Class A                        1,000               15
Ventas, Inc.                                              5,800              256
Vornado Realty Trust                                     10,500              949
Washington Real Estate Investment Trust (a)               3,100               98
Weingarten Realty Investors                               7,975              268
                                                                     -----------
                                                                          21,662

RETAILING 3.1%
--------------------------------------------------------------------------------
99 Cents Only Stores *                                    3,066               26
Aaron Rents, Inc.                                         6,250              120
Aaron Rents, Inc., Class A                                2,175               37
Abercrombie & Fitch Co., Class A                          5,800              462
Advance Auto Parts, Inc.                                  9,540              340
Aeropostale, Inc. *                                       6,600              186
Amazon.com, Inc. *                                       33,700            2,618
America's Car-Mart, Inc. *                                3,750               43
American Eagle Outfitters, Inc.                          18,150              418
AnnTaylor Stores Corp. *                                  9,825              247
Asbury Automotive Group, Inc.                             4,100               58
Audiovox Corp., Class A *                                 1,600               16
AutoNation, Inc. *                                       21,600              352
AutoZone, Inc. *                                          6,100              737
Barnes & Noble, Inc.                                      7,400              251
Bed Bath & Beyond, Inc. *                                23,700              764
Best Buy Co., Inc. (a)                                   39,225            1,915
Big Lots, Inc. (a)*                                      11,100              193
Blockbuster, Inc., Class A (a)*                          15,300               48
Borders Group, Inc.                                       5,700               64
Brown Shoe Co., Inc.                                      6,675              115
Building Materials Holding Corp. (a)                      3,000               20
Cabela's, Inc. (a)*                                       3,500               52
CarMax, Inc. (a)*                                        17,046              380
Charlotte Russe Holding, Inc. *                           2,500               45
Charming Shoppes, Inc. *                                 10,200               66
Chico's FAS, Inc. *                                      13,300              144
Christopher & Banks Corp.                                 2,900               37
Circuit City Stores, Inc. (a)                            16,500               90
Coldwater Creek, Inc. (a)*                                8,502               55
Collective Brands, Inc. *                                 5,906              104
CSK Auto Corp. *                                          3,500               21
Dick's Sporting Goods, Inc. *                            11,000              358
Dillard's, Inc., Class A (a)                              5,500              109
Dollar Tree Stores, Inc. *                                8,650              242
DSW, Inc., Class A (a)*                                   3,500               65
Duckwall-ALCO Stores, Inc. *                              1,800               41
Expedia, Inc. *                                          31,345              722
Family Dollar Stores, Inc.                               12,700              267
Finlay Enterprises, Inc. *                                1,000                2
Foot Locker, Inc.                                        14,100              193
GameStop Corp., Class A *                                12,048              623
Genesco, Inc. *                                           4,300              143

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Genuine Parts Co.                                        13,500              593
Group 1 Automotive, Inc.                                  1,400               37
Guess?, Inc.                                              7,900              295
Handleman Co. (a)*                                        6,600                9
Hibbett Sports, Inc. *                                    3,543               66
Hollywood Media Corp. *                                   1,100                3
IAC/InterActiveCorp *                                    31,345              813
J. Crew Group, Inc. *                                     5,500              251
J.C. Penney Co., Inc.                                    27,400            1,299
Kohl's Corp. *                                           28,300            1,292
Liberty Media Corp.-- Interactive Class A *              55,809              888
Limited Brands, Inc.                                     31,520              602
Lithia Motors, Inc., Class A                                700               11
Lowe's Cos., Inc.                                       122,500            3,239
Macy's, Inc.                                             42,952            1,187
Midas, Inc. *                                             6,800              120
Monro Muffler Brake, Inc.                                 1,575               29
Mothers Work, Inc. *                                      2,500               47
Netflix, Inc. (a)*                                        6,000              151
NexCen Brands, Inc. *                                     1,100                5
Nordstrom, Inc. (a)                                      20,600              801
O'Reilly Automotive, Inc. *                               4,400              129
Office Depot, Inc. *                                     26,000              386
OfficeMax, Inc.                                           6,400              159
Pacific Sunwear of California, Inc. *                     7,475               83
Penske Automotive Group, Inc.                             2,000               36
PetSmart, Inc.                                           11,100              254
Pomeroy IT Solutions, Inc. *                              2,100               14
Priceline.com, Inc. *                                     3,983              432
RadioShack Corp.                                         10,700              186
Rent-A-Center, Inc. *                                     7,750              133
Retail Ventures, Inc. *                                   5,000               33
REX Stores Corp. *                                        1,875               35
Ross Stores, Inc.                                        13,400              391
Saks, Inc. *                                             10,800              195
Sally Beauty Holdings, Inc. *                             6,950               57
Sears Holdings Corp. (a)*                                12,885            1,424
Select Comfort Corp. (a)*                                 4,500               35
Shoe Carnival, Inc. *                                     1,200               18
Sonic Automotive, Inc., Class A                           1,400               28
Source Interlink Cos., Inc. *                             5,000               11
Stage Stores, Inc.                                        2,700               32
Staples, Inc.                                            61,800            1,479
Stein Mart, Inc.                                          3,800               24
Systemax, Inc.                                            2,500               35
Target Corp.                                             69,800            3,879
The Buckle, Inc.                                          5,250              218
The Cato Corp., Class A                                   4,300               70
The Children's Place Retail Stores, Inc. *                1,800               33
The Dress Barn, Inc. *                                    6,000               73
The Finish Line, Inc., Class A                            3,600                8
The Gap, Inc.                                            73,900            1,413
The Gymboree Corp. *                                      2,500               96
The Home Depot, Inc.                                    146,070            4,480
The Men's Wearhouse, Inc.                                 3,600               92
The Pep Boys - Manny, Moe & Jack (a)                      5,000               55
The Sherwin-Williams Co.                                 13,000              744
The Talbots, Inc. (a)                                     5,700               55
The TJX Cos., Inc.                                       40,400            1,275
The Wet Seal, Inc., Class A *                             6,000               18
Tiffany & Co.                                            11,500              459
Tractor Supply Co. *                                      4,000              154
Trans World Entertainment Corp. *                         1,500                6
TravelCenters of America LLC *                              600                9
Tuesday Morning Corp.                                     2,500               15
Tween Brands, Inc. *                                      1,742               56
Urban Outfitters, Inc. *                                 12,800              371
ValueVision Media, Inc., Class A *                        1,400                9
West Marine, Inc. *                                       2,500               21
Williams-Sonoma, Inc. (a)                                 9,200              247
Winmark Corp. *                                           1,200               25
Zale Corp. (a)*                                           5,020               82
                                                                     -----------
                                                                          44,099

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.3%
--------------------------------------------------------------------------------
Actel Corp. *                                             1,100               13
Advanced Energy Industries, Inc. *                        3,900               42
Advanced Micro Devices, Inc. (a)*                        34,200              261
Alliance Semiconductor Corp.                              1,200                2
Altera Corp.                                             30,400              513
AMIS Holdings, Inc. *                                     7,100               52
Amkor Technology, Inc. *                                 14,400              110
ANADIGICS, Inc. (a)*                                      1,150               11
Analog Devices, Inc.                                     30,200              856
Applied Materials, Inc.                                 139,098            2,493
Asyst Technologies, Inc. *                                1,700                5
Atmel Corp. *                                            37,900              120
ATMI, Inc. *                                              1,400               37
Axcelis Technologies, Inc. *                              7,044               28
AXT, Inc. *                                                 800                4
Broadcom Corp., Class A *                                40,700              899
Brooks Automation, Inc. *                                 5,585               69
Cabot Microelectronics Corp. *                              660               23
CEVA, Inc. *                                                433                4
Cirrus Logic, Inc. *                                      3,800               16
Cohu, Inc.                                                1,100               16
Credence Systems Corp. *                                  1,700                2
Cree, Inc. (a)*                                           6,000              177
Cymer, Inc. *                                             4,200              113
Cypress Semiconductor Corp. *                             8,500              181
Diodes, Inc. *                                            6,412              148
DSP Group, Inc. *                                         3,300               38
EMCORE Corp. (a)*                                         1,500               20
Entegris, Inc. *                                         14,299              110
Exar Corp. *                                              3,834               31
Fairchild Semiconductor International, Inc. *             8,600              105
FEI Co. *                                                 1,500               34
FormFactor, Inc. *                                        2,500               61
FSI International, Inc. *                                 1,300                2
hi/fn, Inc. *                                               800                5
Integrated Device Technology, Inc. *                     16,120              120
Integrated Silicon Solution, Inc. *                       3,038               18

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Intel Corp.                                             483,832           10,257
International Rectifier Corp. *                           6,600              184
Intersil Corp., Class A                                  12,364              285
IXYS Corp. *                                                900                7
KLA-Tencor Corp.                                         15,000              627
Kopin Corp. *                                             2,500                8
Kulicke and Soffa Industries, Inc. *                      4,400               24
Lam Research Corp. *                                     11,600              445
Lattice Semiconductor Corp. *                             4,600               12
Linear Technology Corp.                                  25,000              692
LSI Corp. *                                              62,387              326
LTX Corp. *                                               1,900                5
Marvell Technology Group Ltd. *                          32,400              385
Mattson Technology, Inc. *                                4,100               23
Maxim Integrated Products, Inc.                          25,453              500
MEMC Electronic Materials, Inc. *                        16,300            1,165
Micrel, Inc.                                              6,800               41
Microchip Technology, Inc. (a)                           16,475              526
Micron Technology, Inc. (a)*                             52,699              370
Microsemi Corp. *                                         7,652              174
MIPS Technologies, Inc. *                                 1,100                5
MKS Instruments, Inc. *                                   4,300               80
MoSys, Inc. *                                             1,200                4
Nanometrics, Inc. *                                         300                2
National Semiconductor Corp. (a)                         29,200              538
Novellus Systems, Inc. *                                 11,171              265
NVIDIA Corp. *                                           42,000            1,033
OmniVision Technologies, Inc. (a)*                        4,800               68
ON Semiconductor Corp. *                                 21,000              136
Pericom Semiconductor Corp. *                               600                8
Photronics, Inc. *                                        9,400              115
PLX Technology, Inc. *                                    1,300                9
PMC-Sierra, Inc. (a)*                                     8,800               41
Rambus, Inc. *                                            8,200              160
RF Micro Devices, Inc. (a)*                              16,020               52
Rudolph Technologies, Inc. *                              1,318               13
Semitool, Inc. *                                          4,300               38
Semtech Corp. *                                           6,000               77
Silicon Image, Inc. *                                     6,500               29
Silicon Laboratories, Inc. *                              5,000              156
Silicon Storage Technology, Inc. *                        7,000               20
SiRF Technology Holdings, Inc. (a)*                       3,500               54
Skyworks Solutions, Inc. *                                5,689               46
Standard Microsystems Corp. *                             3,600              108
Supertex, Inc. *                                          1,400               28
Techwell, Inc. *                                          2,500               26
Teradyne, Inc. *                                         15,559              171
Tessera Technologies, Inc. *                              3,000              118
Texas Instruments, Inc.                                 143,397            4,435
Three-Five Systems, Inc. *                                1,099               --
Trident Microsystems, Inc. *                              5,000               25
TriQuint Semiconductor, Inc. *                            5,310               25
Ultratech, Inc. *                                         1,300               12
Varian Semiconductor Equipment Associates, Inc. *         7,875              254
Veeco Instruments, Inc. *                                 3,500               50
Virage Logic Corp. *                                      1,400               10
Xilinx, Inc.                                             27,600              604
Zoran Corp. *                                             4,261               50
                                                                     -----------
                                                                          31,660

SOFTWARE & SERVICES 7.0%
--------------------------------------------------------------------------------
Accenture Ltd., Class A                                  72,000            2,493
ACI Worldwide, Inc. *                                     5,200               77
Activision, Inc. *                                       22,866              592
Actuate Corp. *                                           8,600               49
Acxiom Corp.                                             13,300              141
Adobe Systems, Inc. *                                    46,210            1,614
Advent Software, Inc. *                                   4,100              185
Affiliated Computer Services, Inc., Class A *             9,900              483
Akamai Technologies, Inc. *                              12,138              367
Alliance Data Systems Corp. *                             6,600              334
Ansoft Corp. *                                            4,600               98
ANSYS, Inc. *                                             6,800              237
Ariba, Inc. *                                            11,570              115
Aspen Technology, Inc. *                                  8,500              119
Autodesk, Inc. *                                         16,800              691
Automatic Data Processing, Inc.                          48,100            1,951
BEA Systems, Inc. *                                      30,400              568
BearingPoint, Inc. (a)*                                   7,100               14
Blackbaud, Inc.                                           3,000               83
BMC Software, Inc. *                                     29,000              929
Borland Software Corp. *                                  3,000                8
Bottomline Technologies, Inc. *                           5,000               65
Broadridge Financial Solutions, Inc.                     12,025              260
CA, Inc.                                                 47,508            1,047
CACI International, Inc., Class A *                       2,100               92
Cadence Design Systems, Inc. *                           22,600              229
Captaris, Inc. *                                          2,200                7
Catapult Communications Corp. *                           1,600               10
Chordiant Software, Inc. *                                  440                4
CIBER, Inc. *                                             7,300               35
Citrix Systems, Inc. *                                   20,000              692
CMGI, Inc. *                                              3,950               51
CNET Networks, Inc. *                                     9,983               79
Cognizant Technology Solutions Corp., Class A *          21,200              591
Computer Sciences Corp. (a)*                             16,238              687
Compuware Corp. *                                        27,900              237
Convergys Corp. *                                        10,500              163
CSG Systems International, Inc. *                         5,400               69
CyberSource Corp. *                                       5,457               91
DealerTrack Holdings, Inc. *                              3,100               84
Digimarc Corp. *                                          7,500               62
Digital River, Inc. *                                     2,100               79
DST Systems, Inc. *                                       8,100              579
Dynamics Research Corp. *                                 1,200               11
EarthLink, Inc. *                                        17,050              116
eBay, Inc. *                                            110,848            2,981
Edgewater Technology, Inc. *                                767                5
Electronic Arts, Inc. (a)*                               25,200            1,194
Electronic Data Systems Corp.                            42,100              846
eLoyalty Corp. *                                            190                2

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Entrust, Inc. *                                          11,300               23
Epicor Software Corp. *                                   4,000               44
EPIQ Systems, Inc. *                                        825               12
Equinix, Inc. (a)*                                        2,565              194
eSPEED, Inc., Class A *                                   8,300               97
Euronet Worldwide, Inc. *                                 2,500               66
Exlservice Holdings, Inc. *                               5,000               95
FactSet Research Systems, Inc.                            3,750              210
Fair Isaac Corp.                                          7,744              197
FalconStor Software, Inc. (a)*                            1,200               11
Fidelity National Information Services, Inc.             16,314              693
Fiserv, Inc. *                                           15,300              786
Forrester Research, Inc. *                                4,100               98
Gartner, Inc. *                                          10,300              153
Global Payments, Inc.                                     6,240              233
Google, Inc., Class A *                                  27,900           15,744
GSE Systems, Inc. *                                         424                4
Hackett Group, Inc. *                                     1,700                7
Hewitt Associates, Inc., Class A *                        9,425              350
iGATE Corp. *                                             9,600               79
Informatica Corp. *                                       6,700              129
InfoSpace, Inc.                                           3,872               37
infoUSA, Inc.                                             4,800               42
Interactive Intelligence, Inc. *                          4,000               66
Internet Capital Group, Inc. *                              350                3
Intervoice, Inc. *                                        1,678               11
Interwoven, Inc. *                                        5,925               75
Intuit, Inc. *                                           33,430            1,026
Iron Mountain, Inc. *                                    14,680              505
j2 Global Communications, Inc. *                          4,000               88
Jack Henry & Associates, Inc.                             6,300              155
JDA Software Group, Inc. *                                4,500               80
Kana Software, Inc. *                                       528                1
Lawson Software, Inc. *                                  14,500              126
LookSmart, Ltd. *                                           480                2
Macrovision Corp. (a)*                                    3,100               52
Magma Design Automation, Inc. *                           7,200               82
Manhattan Associates, Inc. *                              4,300              107
ManTech International Corp., Class A *                    5,000              205
MasterCard, Inc., Class A                                10,000            2,070
MAXIMUS, Inc.                                             4,200              148
McAfee, Inc. *                                           14,445              486
Mentor Graphics Corp. *                                   8,200               68
Metavante Technologies, Inc. *                            6,550              145
MICROS Systems, Inc. *                                   11,000              677
Microsoft Corp.                                         800,850           26,108
MicroStrategy, Inc., Class A *                              856               62
Midway Games, Inc. (a)*                                   5,600               12
Moldflow Corp. *                                            300                4
MoneyGram International, Inc.                             7,500               40
Move, Inc. *                                              5,020               12
MPS Group, Inc. *                                        11,400              115
MSC.Software Corp. *                                      1,800               23
Napster, Inc. *                                             724                1
NAVTEQ *                                                  8,600              636
NetScout Systems, Inc. *                                  7,300               72
NeuStar, Inc., Class A *                                  6,300              187
Novell, Inc. *                                           25,600              163
Nuance Communications, Inc. *                             1,974               31
NYFIX, Inc. *                                               750                3
Omniture, Inc. *                                          5,000              124
Openwave Systems, Inc.                                    7,771               16
OPNET Technologies, Inc. *                                3,600               33
Oracle Corp. *                                          434,449            8,928
Parametric Technology Corp. *                             8,680              143
Paychex, Inc.                                            32,400            1,060
Perot Systems Corp., Class A *                            9,100              110
Phoenix Technologies Ltd. *                               4,100               62
PLATO Learning, Inc. *                                    1,433                4
Progress Software Corp. *                                 4,200              124
Quality Systems, Inc.                                     2,000               61
Quest Software, Inc. *                                    7,700              115
Radiant Systems, Inc. *                                   3,800               46
RealNetworks, Inc. *                                     18,900              110
Red Hat, Inc. *                                          14,600              273
Renaissance Learning, Inc.                                2,100               29
S1 Corp. *                                               12,930               73
Saba Software, Inc. *                                     3,849               17
SAIC, Inc. *                                              9,500              180
Salesforce.com, Inc. *                                    8,500              444
Sapient Corp. *                                           9,100               64
SAVVIS, Inc. *                                            4,000               81
Secure Computing Corp. *                                  3,200               29
SonicWALL, Inc. *                                         7,400               65
SourceForge, Inc. (a)*                                    4,527                8
SPSS, Inc. *                                              3,200              106
SRA International, Inc., Class A *                        5,000              137
StarTek, Inc. *                                           3,900               34
SumTotal Systems, Inc. *                                    463                2
SupportSoft, Inc. *                                      11,600               42
Sybase, Inc. (a)*                                        19,036              537
Symantec Corp. *                                         93,673            1,680
Synopsys, Inc. *                                         13,684              301
Synplicity, Inc. *                                        4,200               22
Syntel, Inc.                                              2,500               74
Take-Two Interactive Software, Inc. (a)*                  6,000               99
TeleCommunication Systems, Inc., Class A *                1,300                5
Think Partnership, Inc. *                                 5,600                7
THQ, Inc. (a)*                                            5,425               98
TIBCO Software, Inc. *                                   16,000              119
Total System Services, Inc.                              28,204              652
Unisys Corp. *                                           27,600              115
United Online, Inc.                                       8,650               97
USinternetworking, Inc. *                                 1,100               --
ValueClick, Inc. *                                        8,500              186
VeriFone Holdings, Inc. *                                 6,600              129
VeriSign, Inc. *                                         20,875              708
Vignette Corp. *                                          3,394               48
VMware, Inc., Class A (a)*                               30,000            1,699
WebMD Health Corp., Class A (a)*                          5,600              207
Websense, Inc. *                                          7,500              154
Website Pros, Inc. *                                        223                2
Western Union Co.                                        62,932            1,410
Wind River Systems, Inc. *                               10,060               84

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Yahoo!, Inc. *                                          111,144            2,132
                                                                     -----------
                                                                          97,552

TECHNOLOGY HARDWARE & EQUIPMENT 6.4%
--------------------------------------------------------------------------------
3Com Corp. *                                             17,900               74
Adaptec, Inc. *                                           5,700               18
ADC Telecommunications, Inc. *                            9,431              139
ADTRAN, Inc.                                              7,000              146
Agilent Technologies, Inc. *                             39,317            1,333
Agilysys, Inc.                                            1,360               21
Alcatel-Lucent, ADR (a)                                  58,935              373
Amphenol Corp., Class A                                  17,600              703
Anaren, Inc. *                                            3,300               45
Anixter International, Inc. *                             3,300              231
Apple, Inc. *                                            75,000           10,152
Arris Group, Inc. *                                       5,775               51
Arrow Electronics, Inc. *                                12,000              411
Avici Systems, Inc.                                         375                3
Avid Technology, Inc. (a)*                                3,756               97
Avnet, Inc. *                                            11,288              402
Avocent Corp. *                                           3,963               66
AVX Corp.                                                14,000              182
Aware, Inc. *                                             1,100                4
Bel Fuse, Inc., Class A                                   1,200               38
Bell Microproducts, Inc. *                                1,000                5
Benchmark Electronics, Inc. *                             4,830               86
Black Box Corp.                                           1,700               57
Blue Coat Systems, Inc. *                                   680               18
Brightpoint, Inc. *                                       4,454               57
Brocade Communications Systems, Inc. *                   32,535              224
CalAmp Corp. *                                            1,000                3
Checkpoint Systems, Inc. *                                4,600              109
Ciena Corp. *                                             2,470               67
Cisco Systems, Inc. *                                   511,909           12,542
Cogent, Inc. *                                            7,500               74
Cognex Corp.                                              2,900               44
Coherent, Inc. *                                          1,300               34
Comarco, Inc.                                               500                3
CommScope, Inc. *                                         5,323              236
Comtech Telecommunications Corp. *                        2,175               97
Corning, Inc.                                           121,807            2,932
Cosine Communications, Inc. *                               730                2
CPI International, Inc. *                                 6,000               78
CTS Corp.                                                 5,800               61
Daktronics, Inc. (a)                                      5,200              107
Data Domain, Inc. *                                       4,500              101
Ddi Corp. *                                                   1               --
Dell, Inc. *                                            189,400            3,796
Diebold, Inc.                                             5,300              137
Dolby Laboratories, Inc., Class A *                       8,800              379
Dycom Industries, Inc. *                                  3,300               78
Echelon Corp. *                                           3,700               49
EchoStar Corp., Class A *                                 7,540              220
Electro Scientific Industries, Inc. *                     1,300               21
Electronics for Imaging, Inc. *                           3,400               50
EMC Corp. *                                             199,686            3,169
EMS Technologies, Inc. *                                  1,000               27
Emulex Corp. *                                            5,900               92
Entertainment Distribution Co., Inc. *                    2,300                1
Excel Technology, Inc. *                                    600               15
Extreme Networks, Inc. *                                  9,000               31
F5 Networks, Inc. *                                       6,600              155
Finisar Corp. *                                           7,900               13
Flextronics International Ltd. *                         24,936              292
FLIR Systems, Inc. *                                      9,600              291
Foundry Networks, Inc. *                                  9,300              128
Frequency Electronics, Inc.                                 500                4
Gerber Scientific, Inc. *                                 5,400               48
Harmonic, Inc. *                                          6,342               69
Harris Corp.                                             14,000              766
Harris Stratex Networks, Inc., Class A *                    700                8
Hewlett-Packard Co.                                     249,636           10,922
Hutchinson Technology, Inc. *                             2,500               39
I.D. Systems, Inc. *                                      5,500               49
Imation Corp. (a)                                         2,000               52
Immersion Corp. *                                           800                8
Ingram Micro, Inc., Class A *                            13,400              238
Insight Enterprises, Inc. *                               4,650               80
Intelli-Check, Inc. *                                       500                2
InterDigital, Inc. *                                      4,500               91
Intermec, Inc. (a)*                                       5,600              112
International Business Machines Corp.                   131,510           14,116
Iomega Corp. *                                           12,400               34
Itron, Inc. *                                             2,500              206
Ixia *                                                    5,200               38
Jabil Circuit, Inc.                                      15,400              204
JDS Uniphase Corp. *                                     17,553              183
Juniper Networks, Inc. *                                 40,565            1,101
Keithley Instruments, Inc.                                3,200               33
KEMET Corp. *                                             6,700               35
L-1 Identity Solutions, Inc. *                              756               10
LaserCard Corp. *                                         1,000               10
LeCroy Corp. *                                              900                8
Lexmark International, Inc., Class A *                   10,900              395
LightPath Technologies, Inc. *                               75               --
Littelfuse, Inc. *                                        2,000               61
MasTec, Inc. *                                            5,350               45
Maxwell Technologies, Inc. (a)*                           1,000                9
Measurement Specialties, Inc. *                             700               14
Mercury Computer Systems, Inc. *                          3,600               30
Merix Corp. *                                             3,700               10
Merrimac Industries, Inc. *                                 600                5
Methode Electronics, Inc.                                 3,600               44
Mettler-Toledo International, Inc. *                      3,200              318
MOCON, Inc.                                                 600                7
Molex, Inc.                                              16,125              388
Motorola, Inc.                                          195,955            2,259
MRV Communications, Inc. *                                4,307                8
MTS Systems Corp.                                         4,500              151
Multi-Fineline Electronix, Inc. *                         2,500               33
National Instruments Corp.                                5,675              152

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
NCR Corp. *                                              23,800              511
NETGEAR, Inc. *                                           3,000               80
Network Appliance, Inc. *                                27,500              639
Network Equipment Technologies, Inc. *                    5,000               37
Newport Corp. *                                           4,200               44
Oplink Communications, Inc. *                               657                8
OSI Systems, Inc. *                                       3,700               86
Packeteer, Inc. *                                         6,100               30
Palm, Inc. (a)                                            8,638               47
Park Electrochemical Corp.                                3,600               85
Parkervision, Inc. (a)*                                     400                4
PC Connection, Inc. *                                     5,500               69
PC-Tel, Inc. *                                            6,400               40
Performance Technologies, Inc. *                          1,600                8
Photon Dynamics, Inc. *                                   3,400               30
Planar Systems, Inc. *                                    3,700               21
Plantronics, Inc.                                         4,000               76
Plexus Corp. *                                            3,700               84
Polycom, Inc. *                                           9,200              232
Powerwave Technologies, Inc. *                            3,583               14
Presstek, Inc. *                                          1,100                5
QLogic Corp. *                                           17,044              244
QUALCOMM, Inc.                                          135,100            5,731
Quantum Corp. *                                           5,500               13
Radisys Corp. *                                           3,700               50
Research Frontiers, Inc. (a)*                               800                6
Richardson Electronics Ltd.                               1,300                6
Riverbed Technology, Inc. *                               5,500              123
Rofin-Sinar Technologies, Inc. *                          3,800              162
Rogers Corp. *                                            2,500               78
SanDisk Corp. *                                          19,500              496
Sanmina-SCI Corp. *                                      41,316               65
ScanSource, Inc. *                                        1,200               38
SCM Microsystems, Inc. *                                  1,200                4
SeaChange International, Inc. *                           6,350               45
Seagate Technology                                       37,066              751
Sonus Networks, Inc. (a)*                                19,400               79
Stratasys, Inc. *                                         2,700               60
Sun Microsystems, Inc. *                                 62,057            1,086
Sycamore Networks, Inc. *                                27,900               94
Symmetricom, Inc. *                                       8,450               37
Synaptics, Inc. *                                         3,500               93
Tech Data Corp. *                                         5,300              182
Technitrol, Inc.                                          4,000               91
Tekelec *                                                 8,700              104
Tellabs, Inc. *                                          34,564              236
Teradata Corp. *                                         23,800              567
TESSCO Technologies, Inc. *                               1,350               25
ThinkEngine Networks, Inc. *                              2,600                2
Tollgrade Communications, Inc. *                          3,600               22
Trimble Navigation Ltd. *                                11,792              312
TTM Technologies, Inc. *                                  4,400               45
Tyco Electronics Ltd.                                    38,525            1,303
UTStarcom, Inc. (a)*                                     16,000               44
Vertel Corp. *                                              900               --
ViaSat, Inc. *                                            3,500               73
Vishay Intertechnology, Inc. *                           36,688              385
Westell Technologies, Inc., Class A *                    15,960               29
Western Digital Corp. *                                  18,700              495
Xerox Corp.                                              69,700            1,073
Xybernaut Corp. (b)*                                      1,400               --
Zebra Technologies Corp., Class A *                       6,375              196
Zygo Corp. *                                              3,500               41
                                                                     -----------
                                                                          89,401

TELECOMMUNICATION SERVICES 2.9%
--------------------------------------------------------------------------------
Alaska Communication Systems Group, Inc.                  5,000               70
American Tower Corp., Class A *                          33,800            1,268
AT&T, Inc.                                              520,056           20,017
Atlantic Tele-Network, Inc.                               3,250              102
Centennial Communications  Corp. *                        8,000               46
CenturyTel, Inc.                                         13,500              498
Cincinnati Bell, Inc. *                                  22,268               86
Citizens Communications Co.                              37,119              426
Cogent Communications Group, Inc. (a)*                    3,900               80
Consolidated Communications Holdings, Inc.                2,623               41
Crown Castle International Corp. *                       27,776            1,005
D&E Communications, Inc.                                  5,500               61
Embarq Corp.                                             11,576              524
General Communication, Inc., Class A *                   10,500               76
HickoryTech Corp.                                         4,600               41
IDT Corp., Class B                                        7,600               53
Iowa Telecommunications Services, Inc.                    2,500               39
Kratos Defense & Security Solutions, Inc. *               1,800                4
Leap Wireless International, Inc. *                       1,800               74
Level 3 Communications, Inc. (a)*                        93,000              320
Lynch Interactive Corp. *                                     9               38
NII Holdings, Inc., Class B *                            14,900              636
NTELOS Holdings Corp.                                     3,000               64
Qwest Communications International, Inc. (a)            151,337              890
Rural Cellular Corp., Class A *                           4,200              185
SBA Communications Corp., Class A *                       9,300              275
Shenandoah Telecommunications Co.                         2,500               46
Sprint Nextel Corp.                                     236,530            2,491
SureWest Communications                                   5,500               85
Syniverse Holdings, Inc. *                               10,400              164
Telephone & Data Systems, Inc.                           10,600              559
Time Warner Telecom, Inc.,  Class A *                    14,000              245
United States Cellular Corp. *                            6,100              434
USA Mobility, Inc. *                                      5,500               66
Verizon Communications, Inc.                            247,572            9,616
Warwick Valley Telephone Co.                              1,100               13
Windstream Corp.                                         31,624              367
                                                                     -----------
                                                                          41,005

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
TRANSPORTATION 1.9%
--------------------------------------------------------------------------------
AirTran Holdings, Inc. *                                  5,800               50
Alaska Air Group, Inc. *                                  1,900               48
Alexander & Baldwin, Inc.                                 3,400              155
AMERCO *                                                    900               63
AMR Corp. *                                              19,500              272
Arkansas Best Corp. (a)                                   1,100               34
Atlas Air Worldwide Holdings, Inc. *                      3,000              150
Avis Budget Group, Inc. *                                 8,372              112
Burlington Northern Santa Fe Corp.                       30,300            2,622
C.H. Robinson Worldwide, Inc.                            15,000              833
Con-way, Inc.                                             4,500              219
Continental Airlines, Inc., Class B *                    10,000              272
CSX Corp.                                                36,700            1,779
Dollar Thrifty Automotive Group, Inc. *                   3,500               85
Expeditors International of Washington, Inc.             16,200              766
ExpressJet Holdings, Inc. *                              16,500               45
FedEx Corp.                                              24,063            2,249
Forward Air Corp.                                         2,600               81
Genco Shipping & Trading Ltd.                             5,500              271
Heartland Express, Inc.                                   8,941              145
Hertz Global Holdings, Inc. *                            26,000              388
Horizon Lines, Inc., Class A                              5,200               98
Hub Group, Inc., Class A *                                4,400              128
J.B. Hunt Transport Services, Inc.                       13,000              404
JetBlue Airways Corp. (a)*                               11,962               83
Kansas City Southern *                                    7,550              271
Kirby Corp. *                                             5,600              258
Knight Transportation, Inc. (a)                           4,050               70
Landstar System, Inc.                                    15,200              760
MAIR Holdings, Inc. *                                     1,100                5
Mesa Air Group, Inc. *                                   10,100               35
Midwest Air Group, Inc. *                                 5,000               85
Norfolk Southern Corp.                                   34,500            1,876
Old Dominion Freight Line, Inc. *                         4,050              118
Pacer International, Inc.                                 2,800               48
Park-Ohio Holdings Corp. *                                2,600               58
Pinnacle Airlines Corp. (a)*                              7,500              101
Quixote Corp.                                             1,300               22
Republic Airways Holdings, Inc. *                         7,500              150
Ryder System, Inc.                                        6,400              333
Saia, Inc. *                                              6,100               86
SkyWest, Inc.                                             4,000              104
Southwest Airlines Co.                                   64,125              752
UAL Corp.                                                 5,600              213
Union Pacific Corp.                                      22,000            2,751
United Parcel Service, Inc., Class B                     91,480            6,693
US Airways Group, Inc. *                                  5,900               81
Werner Enterprises, Inc. (a)                              5,832              119
YRC Worldwide, Inc. (a)*                                  5,004               92
                                                                     -----------
                                                                          26,433

UTILITIES 3.4%
--------------------------------------------------------------------------------
AGL Resources, Inc.                                       6,800              257
Allegheny Energy, Inc.                                   14,400              789
ALLETE, Inc.                                              5,233              201
Alliant Energy Corp.                                     11,800              435
Ameren Corp.                                             15,100              677
American Electric Power Co., Inc.                        33,820            1,448
Aqua America, Inc. (a)                                    4,894               98
Aquila, Inc. *                                           33,200              117
Atmos Energy Corp.                                        9,200              264
Avista Corp.                                              3,800               77
Black Hills Corp.                                         3,900              151
CenterPoint Energy, Inc. (a)                             26,100              418
Central Vermont Public Service Corp.                      6,200              181
CH Energy Group, Inc.                                     1,900               73
Cleco Corp.                                               3,400               88
CMS Energy Corp.                                         19,900              312
Consolidated Edison, Inc.                                23,500            1,024
Constellation Energy Group                               15,500            1,456
Dominion Resources, Inc.                                 49,480            2,128
DPL, Inc.                                                11,452              318
DTE Energy Co. (a)                                       13,801              589
Duke Energy Corp.                                       102,856            1,919
Dynegy, Inc., Class A *                                  39,081              274
Edison International                                     37,710            1,967
El Paso Electric Co. *                                    5,300              124
Energen Corp.                                             5,200              327
Energy East Corp.                                        12,214              308
Entergy Corp.                                            15,700            1,698
Equitable Resources, Inc.                                 8,800              491
Exelon Corp.                                             54,474            4,150
FirstEnergy Corp.                                        28,217            2,010
Florida Public Utilites Co.                               1,599               19
FPL Group, Inc.                                          32,900            2,121
Great Plains Energy, Inc. (a)                             6,500              181
Hawaiian Electric Industries, Inc.                        7,700              173
IDACORP, Inc.                                             4,200              137
Integrys Energy Group, Inc.                               5,040              245
MDU Resources Group, Inc.                                16,425              426
Mirant Corp. *                                           17,700              652
National Fuel Gas Co.                                     5,800              250
New Jersey Resources Corp.                                4,150              195
Nicor, Inc.                                               3,000              123
NiSource, Inc.                                           22,864              434
Northeast Utilities                                      15,624              433
Northwest Natural Gas Co.                                 5,700              270
NRG Energy, Inc. *                                       14,000              540
NSTAR                                                     7,734              251
OGE Energy Corp.                                          6,500              213
ONEOK, Inc.                                              12,900              606
Ormat Technologies, Inc.                                  2,800              122
Otter Tail Corp.                                          1,100               36
Pepco Holdings, Inc.                                     14,000              356
PG&E Corp.                                               29,900            1,227
Piedmont Natural Gas Co., Inc.                            3,200               80
Pinnacle West Capital Corp.                               6,800              261
PNM Resources, Inc.                                       5,500              106

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
PPL Corp.                                                32,500            1,590
Progress Energy, Inc.                                    21,159              956
Public Service Enterprise Group, Inc.                    22,000            2,112
Puget Energy, Inc.                                        7,500              196
Questar Corp.                                            16,200              825
Reliant Energy, Inc. *                                   28,125              598
SCANA Corp.                                              10,405              388
Sempra Energy                                            21,675            1,212
Sierra Pacific Resources                                 20,476              307
Southern Co.                                             58,600            2,130
Southern Union Co.                                        9,874              268
Southwest Gas Corp.                                       3,600              103
TECO Energy, Inc. (a)                                    23,700              395
The AES Corp. *                                          55,096            1,051
The Laclede Group, Inc.                                   3,300              111
UGI Corp.                                                10,700              285
UIL Holdings Corp.                                        3,166              108
Unisource Energy Corp.                                    3,800              112
Unitil Corp.                                                600               17
Vectren Corp.                                             5,766              158
Westar Energy, Inc.                                       8,200              200
WGL Holdings, Inc.                                        3,000               97
Wisconsin Energy Corp.                                   11,400              519
Xcel Energy, Inc.                                        34,195              711
                                                                     -----------
                                                                          48,275
                                                                     -----------
TOTAL COMMON STOCK
(COST $1,074,814)                                                      1,382,166
                                                                     -----------

FOREIGN COMMON STOCK 0.1% OF NET ASSETS

BERMUDA 0.1%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
Foster Wheeler Ltd. *                                    10,400              712

CONSUMER DURABLES & APPAREL 0.0%
Helen of Troy Ltd. *                                      5,000               85

CONSUMER SERVICES 0.0%
Orient-Express Hotels Ltd., Class A                       1,600               83
                                                                     -----------
                                                                             880

SINGAPORE 0.0%
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%
Verigy Ltd. *                                             4,813              101

UNITED KINGDOM 0.0%
--------------------------------------------------------------------------------

TRANSPORTATION 0.0%
UTI Worldwide, Inc.                                       4,300               80
                                                                     -----------
TOTAL FOREIGN COMMON STOCK
(COST $646)                                                                1,061
                                                                     -----------

PREFERRED STOCK 0.1% OF NET ASSETS

HEALTH CARE EQUIPMENT & SERVICES 0.0%
--------------------------------------------------------------------------------
National Healthcare Corp., Series A *                     2,300               32

REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Simon Property Group, Inc.                               19,520            1,744
                                                                     -----------
TOTAL PREFERRED STOCK
(COST $754)                                                                1,776
                                                                     -----------

SECURITY                                            FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENTS 1.2% OF NET ASSETS

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 1.1%
--------------------------------------------------------------------------------
Wachovia, London Time Deposit
   2.93%, 02/01/08                                       15,402           15,402

U.S. TREASURY OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   3.17%, 03/20/08 (c)                                      120              120
   2.86%, 03/20/08 (c)                                      950              946
                                                                     -----------
                                                                           1,066
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $16,468)                                                            16,468
                                                                     -----------

END OF INVESTMENTS.

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 3.4% OF NET ASSETS
Securities Lending Investment Fund, a series of
   the Brown Brothers Investment Trust               48,156,706           48,157


END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

(All dollar amounts are x 1,000)

At 01/31/08 the tax basis cost of the fund's investments was $1,093,503 and the unrealized appreciation and depreciation were $445,079 and ($137,111), respectively,with a net unrealized appreciation of $307,968.

*   Non-income producing security.
(a) All or a portion of this security is on loan.
(b) Fair-valued by Management.

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

(c) All or a portion of this security is held as collateral for open futures contracts.
(d) Issuer is affiliated with the fund's adviser.
ADR -- American Depositary Receipt

In addition to the above, the fund held the following at 01/31/08. All numbers are x 1,000 except number of futures contracts.

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS       VALUE          LOSSES
FUTURES CONTRACTS

Russell 2000 Index, e-mini, Long,
expires 03/20/08                                60         4,290           (186)
S & P 500 Index, e-mini, Long,
expires 03/20/08                               130         8,967           (503)
                                                                      ----------
                                                                           (689)


SCHWAB CAPITAL TRUST
SCHWAB FINANCIAL SERVICES FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                     COST               VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
 95.8%  COMMON STOCK                                   74,497            78,930
  5.3%  SHORT-TERM INVESTMENTS                          4,366             4,366
--------------------------------------------------------------------------------
101.1%  TOTAL INVESTMENTS                              78,863            83,296
  0.6%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                                540               540
(1.7)%  OTHER ASSETS AND
        LIABILITIES, NET                                                 (1,418)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 82,418

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
COMMON STOCK 95.8% OF NET ASSETS

BANKS 11.8%
--------------------------------------------------------------------------------
1st Source Corp.                                        6,000                117
BancFirst Corp.                                        18,900                851
Bank of Hawaii Corp.                                   20,400              1,028
Commerce Bancshares, Inc.                              68,646              3,049
First Citizens BancShares, Inc., Class A                4,108                560
KeyCorp                                                 3,900                102
Renasant Corp.                                         10,800                226
SVB Financial Group (a)*                               11,600                561
Webster Financial Corp.                                96,500              3,268
                                                                     -----------
                                                                           9,762
DIVERSIFIED FINANCIALS 44.5%
--------------------------------------------------------------------------------
Advanta Corp., Class B                                 33,750                337
American Express Co.                                   66,600              3,285
Ameriprise Financial, Inc.                             71,000              3,927
Bank of America Corp.                                  94,100              4,173
Bank of New York Mellon Corp.                          88,200              4,113
Federated Investors, Inc., Class B                     80,000              3,406
GAMCO Investors, Inc., Class A                         12,500                741
JPMorgan Chase & Co.                                   90,000              4,279
Northern Trust Corp.                                   55,800              4,093
Raymond James Financial, Inc.                          51,300              1,441
State Street Corp.                                     51,900              4,262
SWS Group, Inc.                                        34,300                527
TD Ameritrade Holding Corp. *                         110,000              2,064
                                                                     -----------
                                                                          36,648
INSURANCE 38.6%
--------------------------------------------------------------------------------
ACE Ltd.                                                8,300                484
American Financial Group, Inc.                         44,250              1,227
American Physicians Capital, Inc.                      13,250                547
AON Corp.                                               8,200                357
Assurant, Inc.                                         17,100              1,110
Axis Capital Holdings Ltd.                             22,100                885
Genworth Financial, Inc., Class A                      88,000              2,142
Lincoln National Corp.                                 38,700              2,104
Loews Corp.                                            60,600              2,829
MetLife, Inc.                                          51,000              3,007
Nationwide Financial Services, Inc., Class A           41,000              1,811
Principal Financial Group, Inc.                        53,500              3,189
Prudential Financial, Inc.                             20,300              1,713
RenaissanceRe Holdings Ltd.                             2,200                125
The Chubb Corp.                                        47,400              2,455
The Hartford Financial Services Group, Inc.            31,500              2,544
The Travelers Cos., Inc.                               42,800              2,059
Transatlantic Holdings, Inc.                            6,800                464
Unum Group                                             52,300              1,183
W. R. Berkley Corp.                                    19,125                579
XL Capital Ltd., Class A                               21,700                977
                                                                     -----------
                                                                          31,791
REAL ESTATE 0.9%
--------------------------------------------------------------------------------
Boston Properties, Inc.                                 3,800                349
Vornado Realty Trust                                    4,200                380
                                                                     -----------
                                                                             729
                                                                     -----------
TOTAL COMMON STOCK
(COST $74,497)                                                            78,930
                                                                     -----------

SECURITY                                          FACE AMOUNT           VALUE
         RATE, MATURITY DATE                      ($ X 1,000)        ($ X 1,000)
SHORT-TERM INVESTMENTS 5.3% OF NET ASSETS
Bank of America, London Time Deposit
   2.93%, 02/01/08                                      1,866              1,866
Wachovia, London Time Deposit
   2.93%, 02/01/08                                      2,500              2,500
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $4,366)                                                              4,366
                                                                     -----------

END OF INVESTMENTS.

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 0.6%
OF NET ASSETS

Securities Lending Investment Fund, a series of
   the Brown Brothers Investment Trust                539,980                540

SCHWAB FINANCIAL SERVICES FUND

PORTFOLIO HOLDINGS (Unaudited) continued

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

(All dollar amounts are x 1,000)

At 01/31/08 the tax basis cost of the fund's investments was $78,864 and the unrealized appreciation and depreciation were $8,777 and ($4,345), respectively, with a net unrealized appreciation of $4,432.

*     Non-income producing security.
(a)   All or a portion of this security is on loan.

SCHWAB CAPITAL TRUST
SCHWAB HEALTH CARE FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                      COST              VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
 96.5%  COMMON STOCK                                  722,442           788,394
   --%  RIGHTS                                             --                --
  3.0%  SHORT-TERM INVESTMENTS                         24,670            24,670
--------------------------------------------------------------------------------
 99.5%  TOTAL INVESTMENTS                             747,112           813,064
  0.9%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                              6,915             6,915
(0.4)%  OTHER ASSETS AND
        LIABILITIES, NET                                                 (3,084)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                816,895

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
COMMON STOCK 96.5% OF NET ASSETS

HEALTH CARE EQUIPMENT & SERVICES 42.1%
--------------------------------------------------------------------------------
Aetna, Inc.                                           475,000             25,298
Align Technology, Inc. *                               15,000                177
Amedisys, Inc. *                                       10,000                426
AMERIGROUP Corp. *                                     50,000              1,876
AmerisourceBergen Corp.                               275,000             12,829
Analogic Corp.                                         60,000              3,544
Apria Healthcare Group, Inc. *                         75,000              1,592
ArthroCare Corp. (a)*                                  30,000              1,201
Baxter International, Inc.                            635,000             38,570
Beckman Coulter, Inc.                                  50,000              3,325
Becton, Dickinson & Co.                               391,300             33,859
C.R. Bard, Inc.                                        45,000              4,346
CIGNA Corp.                                           540,000             26,546
CONMED Corp. *                                         75,000              1,823
Coventry Health Care, Inc. *                          125,000              7,072
DENTSPLY International, Inc.                          210,000              8,675
Edwards Lifesciences Corp. *                           75,000              3,470
Emergency Medical Services Corp., Class A (a)*         20,000                615
Exactech Inc *                                          7,500                172
Express Scripts, Inc. *                               300,000             20,247
Gen-Probe, Inc. *                                      60,000              3,429
Greatbatch, Inc. *                                     75,000              1,694
Hanger Orthopedic Group, Inc. *                        10,000                 93
Health Net, Inc. *                                     60,000              2,789
Henry Schein, Inc. *                                  115,000              6,685
Humana, Inc. *                                        150,000             12,045
Intuitive Surgical, Inc. *                             10,000              2,540
Invacare Corp.                                        150,000              3,651
Kindred Healthcare, Inc. *                             50,000              1,377
Kinetic Concepts, Inc. *                               90,000              4,480
Lincare Holdings, Inc. *                               40,000              1,336
Magellan Health Services, Inc. *                       80,000              3,499
McKesson Corp.                                        498,200             31,282
MedCath Corp. *                                        50,000              1,244
Medco Health Solutions, Inc. *                        300,000             15,024
Medtronic, Inc.                                       350,000             16,299
Merit Medical Systems, Inc. *                          50,000                804
Molina Healthcare, Inc. (a)*                           25,000                853
Quest Diagnostics, Inc.                                25,000              1,233
Quidel Corp. *                                         90,000              1,419
Stryker Corp.                                         100,000              6,697
Synovis Life Technologies, Inc. *                      40,000                628
UnitedHealth Group, Inc.                              100,000              5,084
Varian Medical Systems, Inc. *                         50,000              2,600
VCA Antech, Inc. *                                     75,000              2,900
WellPoint, Inc. *                                     240,000             18,768
                                                                     -----------
                                                                         344,116
PHARMACEUTICALS & BIOTECHNOLOGY 54.4%
--------------------------------------------------------------------------------
Abbott Laboratories                                   525,000             29,557
Accelrys, Inc. *                                      100,000                648
Allergan, Inc.                                        200,000             13,438
Amgen, Inc. *                                         425,000             19,801
Applied Biosystems Group-Applera Corp.                550,000             17,341
Bio-Rad Laboratories, Inc.,
  Class A *                                            10,000                952
Biogen Idec, Inc. *                                   250,000             15,237
Bristol-Myers Squibb Co.                              900,000             20,871
Cephalon, Inc. *                                       50,000              3,282
Covance, Inc. *                                        50,000              4,158
Eli Lilly & Co.                                       500,000             25,760
Endo Pharmaceuticals Holdings, Inc. *                 160,000              4,182
Forest Laboratories, Inc. *                           423,900             16,859
Genentech, Inc. *                                      75,000              5,264
Genzyme Corp. *                                       150,000             11,719
Gilead Sciences, Inc. *                               400,000             18,276
Invitrogen Corp. (a)*                                 110,000              9,424
Johnson & Johnson                                     600,000             37,956
King Pharmaceuticals, Inc. *                        1,569,300             16,462
Martek Biosciences Corp. *                             40,000              1,140
Medicis Pharmaceutical Corp., Class A (a)              60,000              1,219
Merck & Co., Inc.                                     852,000             39,431
Millennium Pharmaceuticals, Inc. *                    150,000              2,276
OSI Pharmaceuticals, Inc. *                            60,000              2,393
PerkinElmer, Inc.                                     350,000              8,712
Perrigo Co.                                            50,000              1,542
Pfizer, Inc.                                        1,800,000             42,102
Schering-Plough Corp.                               1,100,000             21,527
Sepracor, Inc. *                                      110,000              3,106
Techne Corp. *                                         35,000              2,275
Thermo Fisher Scientific, Inc. *                      325,000             16,734
Varian, Inc. *                                         60,000              3,255
Warner Chilcott Ltd., Class A *                       125,000              2,119
Waters Corp. *                                         75,000              4,309
Watson Pharmaceuticals, Inc. *                        475,000             12,402

SCHWAB HEALTH CARE FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
Wyeth                                                 214,800              8,549
                                                                     -----------
                                                                         444,278
                                                                     -----------
TOTAL COMMON STOCK
(COST $722,442)                                                          788,394
                                                                     -----------

RIGHTS 0.0% OF NET ASSETS

PHARMACEUTICALS & BIOTECHNOLOGY 0.0%
--------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc. *                               458                 --
                                                                     -----------
TOTAL RIGHTS
(COST $--)                                                                    --
                                                                     -----------

SECURITY                                          FACE AMOUNT           VALUE
         RATE, MATURITY DATE                      ($ X 1,000)        ($ X 1,000)
SHORT-TERM INVESTMENTS 3.0% OF NET ASSETS

COMMERCIAL PAPER & OTHER CORPORATE
OBLIGATIONS 2.9%
--------------------------------------------------------------------------------
Wachovia, London
   Time Deposit
   2.93%, 02/01/08                                     23,519             23,519

U.S. TREASURY OBLIGATION 0.1%
--------------------------------------------------------------------------------
U.S. Treasury Bills
   2.86%, 03/20/08 (b)                                    965                962
   3.10%, 03/20/08 (b)                                    190                189
                                                                     -----------
                                                                           1,151
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $24,670)                                                            24,670
                                                                     -----------

END OF INVESTMENTS.

                                                    NUMBER OF           VALUE
SECURITY                                              SHARES         ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 0.9%
OF NET ASSETS

Securities Lending Investment Fund, a series of
   the Brown Brothers Investment Trust              6,915,105              6,915

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

(All dollar amounts are x 1,000)

At 01/31/08 the tax basis cost of the fund's investments was $747,236, and the unrealized appreciation and depreciation were $106,591 and ($40,763), respectively, with a net unrealized appreciation of $65,828.

*     Non-income producing security.
(a)   All or a portion of this security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 01/31/08. All numbers are x1,000 except number of futures contracts.

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS        VALUE         LOSSES
FUTURES CONTRACT

S & P 500 Index, e-mini, Long,
expires 03/20/08                               300        20,694           (985)

SCHWAB CAPITAL TRUST
SCHWAB TECHNOLOGY FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                      COST               VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
 90.1%  COMMON STOCK                                   23,415             26,487
  8.1%  SHORT-TERM INVESTMENTS                          2,391              2,391
--------------------------------------------------------------------------------
 98.2%  TOTAL INVESTMENTS                              25,806             28,878
  1.3%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                                396                396
  0.5%  OTHER ASSETS AND
        LIABILITIES, NET                                                     146
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                  29,420

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
COMMON STOCK 90.1% OF NET ASSETS

RETAILING 3.7%
--------------------------------------------------------------------------------
eBay, Inc. *                                           40,000              1,076

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 13.4%
--------------------------------------------------------------------------------
Amkor Technology, Inc. *                                5,000                 38
Intel Corp.                                           100,000              2,120
MEMC Electronic Materials, Inc. *                       8,700                621
Novellus Systems, Inc. *                                5,000                119
NVIDIA Corp. *                                         15,000                369
Pericom Semiconductor Corp. *                           2,500                 34
Texas Instruments, Inc.                                15,000                464
Zoran Corp. *                                          15,000                177
                                                                     -----------
                                                                           3,942
SOFTWARE & SERVICES 34.0%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                   2,500                 87
Autodesk, Inc. *                                        6,000                247
BMC Software, Inc. *                                   20,000                641
CA, Inc.                                               25,700                566
Cadence Design Systems, Inc. *                         30,000                305
Electronic Data Systems Corp.                          30,000                603
Global Payments, Inc.                                  10,000                374
Google, Inc., Class A *                                 2,500              1,411
Hewitt Associates, Inc., Class A *                      3,000                112
Microsoft Corp.                                        85,000              2,771
Oracle Corp. *                                         60,000              1,233
Sybase, Inc. (a)*                                      15,000                423
Symantec Corp. *                                       38,200                685
Synopsys, Inc. *                                       25,000                550
                                                                     -----------
                                                                          10,008
TECHNOLOGY HARDWARE & EQUIPMENT 39.0%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                           20,000                678
Apple, Inc. *                                          17,000              2,301
Avid Technology, Inc. *                                 2,500                 65
Avnet, Inc. *                                           5,000                178
Cisco Systems, Inc. *                                 100,000              2,450
Dolby Laboratories, Inc., Class A *                     5,000                215
Harris Corp.                                            7,500                410
Hewlett-Packard Co.                                    50,000              2,187
International Business Machines Corp.                  12,500              1,342
Juniper Networks, Inc. *                                5,000                136
NCR Corp. *                                            19,000                408
QLogic Corp. *                                          5,000                 72
Seagate Technology                                      5,000                101
Sun Microsystems, Inc. *                               25,000                438
Tech Data Corp. *                                       5,000                172
Xerox Corp.                                            20,000                308
                                                                     -----------
                                                                          11,461
                                                                     -----------
TOTAL COMMON STOCK
(COST $23,415)                                                            26,487
                                                                     -----------

SECURITY                                          FACE AMOUNT           VALUE
         RATE, MATURITY DATE                      ($ X 1,000)        ($ X 1,000)
SHORT-TERM INVESTMENTS 8.1% OF NET ASSETS

COMMERCIAL PAPER & OTHER CORPORATE
   OBLIGATIONS 7.6%
--------------------------------------------------------------------------------
Bank of America, London
   Time Deposit
   2.93%, 02/01/08                                      1,036              1,036
Wachova, London Time Depost
   2.93%, 02/01/08                                      1,208              1,208
                                                                     -----------
                                                                           2,244

U.S. TREASURY OBLIGATION 0.5%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   2.86%, 03/20/08 (b)                                    147                147
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $2,391)                                                              2,391
                                                                     -----------

END OF INVESTMENTS.

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 1.3% OF NET ASSETS

Securities Lending Investment Fund, a series of
   the Brown Brothers Investment Trust                396,200                396
                                                                     -----------

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

SCHWAB TECHNOLOGY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

(All dollar amounts are x 1,000)

At 01/31/08 the tax basis cost of the fund's investments was $25,818, and the unrealized appreciation and depreciation were $4,180 and ($1,120), respectively, with a net unrealized appreciation of $3,060.

*     Non-income producing security.
(a)   All or a portion of this security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 01/31/08. All numbers are x1,000 except number of futures contracts.

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS       VALUE         LOSSES
FUTURES CONTRACT 7.7% OF NET ASSETS

S & P 500 Index, e-mini, Long,
expires 03/20/08                                33         2,276            (67)

SCHWAB CAPITAL TRUST
SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual report.

                                                     COST              VALUE
HOLDINGS BY CATEGORY                              ($ X 1,000)       ($ X 1,000)
-------------------------------------------------------------------------------
 97.2%   COMMON STOCK                                546,340            496,694
  0.1%   FOREIGN COMMON STOCK                            310                278
  2.0%   SHORT-TERM INVESTMENTS                       10,263             10,263
-------------------------------------------------------------------------------
 99.3%   TOTAL INVESTMENTS                           556,913            507,235
  0.7%   OTHER ASSETS AND
         LIABILITIES                                                      3,445
-------------------------------------------------------------------------------
100.0%   NET ASSETS                                                     510,680

                                                   NUMBER OF           VALUE
SECURITY                                            SHARES          ($ X 1,000)
COMMON STOCK 97.2% OF NET ASSETS

AUTOMOBILES & COMPONENTS  2.9%
-------------------------------------------------------------------------------
American Axle & Manufacturing
   Holdings, Inc.                                      6,160                134
ArvinMeritor, Inc.                                     9,835                134
Autoliv, Inc.                                          4,350                217
BorgWarner, Inc.                                       3,250                164
Cooper Tire & Rubber Co.                               9,590                164
Ford Motor Co. *                                     833,425              5,534
General Motors Corp.                                 203,860              5,771
Harley-Davidson, Inc.                                  4,960                201
Johnson Controls, Inc.                                23,770                841
Lear Corp. *                                          12,415                365
Tenneco, Inc. *                                        2,660                 70
The Goodyear Tire & Rubber Co.*                       20,990                528
TRW Automotive Holdings Corp. *                       30,650                703
Visteon Corp. *                                       25,450                102
WABCO Holdings, Inc.                                     886                 36
                                                                    -----------
                                                                         14,964
BANKS  4.2%
-------------------------------------------------------------------------------
Associated Banc-Corp                                   2,560                 72
Astoria Financial Corp.                                5,855                159
BancorpSouth, Inc.                                     3,545                 87
Bank of Hawaii Corp.                                   2,420                122
BB&T Corp.                                            25,175                913
BOK Financial Corp.                                      920                 50
City National Corp.                                    1,720                 98
Comerica, Inc.                                         7,600                332
Commerce Bancorp, Inc.                                 4,850                185
Commerce Bancshares, Inc.                              2,861                127
Countrywide Financial Corp.                           27,235                190
Cullen/Frost Bankers, Inc.                             2,220                121
Doral Financial Corp. *                                  814                 16
Downey Financial Corp.                                   600                 21
Fifth Third Bancorp                                   22,890                620
First Horizon National Corp.                           4,875                106
FirstMerit Corp.                                       2,360                 53
Freddie Mac                                           36,225              1,101
Fremont General Corp. *                                3,520                 12
Fulton Financial Corp.                                 2,180                 27
Guaranty Financial Group, Inc. *                         748                 10
Hudson City Bancorp, Inc.                             16,790                275
Huntington Bancshares, Inc.                           21,727                292
IndyMac Bancorp, Inc.                                  1,140                  9
KeyCorp                                               20,630                539
M&T Bank Corp.                                         3,286                302
Marshall & Ilsley Corp.                                7,185                200
MGIC Investment Corp.                                  1,240                 23
National City Corp.                                   31,614                562
New York Community Bancorp, Inc.                      16,265                302
People's United Financial, Inc.                       10,552                178
PNC Financial Services Group, Inc.                    14,055                922
Popular, Inc.                                         11,880                161
Radian Group, Inc.                                       930                  8
Regions Financial Corp.                               20,125                508
Sovereign Bancorp, Inc.                               12,825                160
SunTrust Banks, Inc.                                  14,160                976
Synovus Financial Corp.                               10,910                144
TCF Financial Corp.                                    6,865                146
The Colonial BancGroup, Inc.                           4,960                 78
The PMI Group, Inc.                                    1,335                 13
The South Financial Group, Inc.                        3,530                 61
Trustmark Corp.                                        3,125                 72
U.S. Bancorp                                          68,200              2,315
UnionBanCal Corp.                                      4,870                239
Valley National Bancorp                                5,167                105
Wachovia Corp.                                        67,348              2,622
Washington Federal, Inc.                               4,550                111
Washington Mutual, Inc.                               52,355              1,043
Webster Financial Corp.                                2,725                 92
Wells Fargo & Co.                                    125,125              4,256
Whitney Holding Corp.                                  2,930                 79
Wilmington Trust Corp.                                 4,330                151
Zions Bancorp                                          3,235                177
                                                                    -----------
                                                                         21,543
CAPITAL GOODS  8.3%
-------------------------------------------------------------------------------
3M Co.                                                23,475              1,870
Acuity Brands, Inc.                                    1,220                 56
AGCO Corp. *                                           3,540                213
Alliant Techsystems, Inc. *                            2,120                224
Briggs & Stratton Corp.                                  935                 20
Builders FirstSource, Inc. *                           1,355                 11
Carlisle Cos., Inc.                                    3,225                107
Caterpillar, Inc.                                     21,345              1,518
Cooper Industries Ltd., Class A                        5,670                253
Crane Co.                                              3,325                136
Cummins, Inc.                                          8,484                410
Danaher Corp.                                          4,550                339
Deere & Co.                                           14,086              1,236

SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                   NUMBER OF              VALUE
SECURITY                                            SHARES             ($ X 1,000)
Dover Corp.                                            5,175                   209
Eaton Corp.                                            6,060                   502
EMCOR Group, Inc. *                                    4,240                    93
Emerson Electric Co.                                  26,600                 1,352
Flowserve Corp.                                        2,925                   240
Fluor Corp.                                            2,935                   357
GATX Corp.                                               935                    35
General Dynamics Corp.                                11,125                   940
General Electric Co.                                 402,855                14,265
Goodrich Corp.                                         4,655                   291
Harsco Corp.                                           3,035                   173
Honeywell International, Inc.                         28,540                 1,686
Hubbell, Inc., Class B                                 1,830                    87
Illinois Tool Works, Inc.                             14,470                   729
Ingersoll-Rand Co., Ltd., Class A                     12,035                   476
ITT Corp.                                              3,955                   235
Jacobs Engineering Group, Inc. *                       3,840                   294
Kennametal, Inc.                                       4,440                   136
L-3 Communications Holdings, Inc.                      3,035                   336
Lennox International, Inc.                             3,435                   128
Lockheed Martin Corp.                                 11,135                 1,202
Masco Corp.                                           20,350                   467
Mueller Industries, Inc.                               4,830                   135
NACCO Industries, Inc., Class A                          207                    21
Northrop Grumman Corp.                                15,095                 1,198
Oshkosh Truck Corp.                                    1,620                    74
PACCAR, Inc.                                          13,842                   649
Pall Corp.                                             2,540                    94
Parker Hannifin Corp.                                  6,317                   427
Pentair, Inc.                                          4,850                   154
Precision Castparts Corp.                              1,716                   195
Quanta Services, Inc. *                                4,791                   105
Raytheon Co.                                          18,010                 1,173
Rockwell Automation, Inc.                              4,550                   259
Rockwell Collins, Inc.                                 3,430                   217
SPX Corp.                                              3,935                   396
Tecumseh Products Co., Class A*                          970                    23
Teleflex, Inc.                                           820                    48
Terex Corp. *                                          1,925                   113
Textron, Inc.                                          9,620                   539
The Boeing Co.                                        22,660                 1,885
The Shaw Group, Inc. *                                 4,240                   240
The Timken Co.                                         5,765                   174
Trane, Inc.                                            7,860                   352
Trinity Industries, Inc.                               2,625                    74
Tyco International Ltd.                               16,835                   663
United Rentals, Inc. *                                 6,085                   111
United Technologies Corp.                             28,215                 2,071
URS Corp. *                                            6,093                   267
USG Corp. *                                            1,925                    70
W.W. Grainger, Inc.                                    2,035                   162
WESCO International, Inc. *                            2,620                   111
                                                                       -----------
                                                                            42,626
COMMERCIAL SERVICES & SUPPLIES  0.8%
----------------------------------------------------------------------------------
Acco Brands Corp. *                                    1,870                    25
Allied Waste Industries, Inc. *                       41,265                   407
Avery Dennison Corp.                                   3,350                   174
ChoicePoint, Inc. *                                    3,825                   127
Cintas Corp.                                           4,450                   146
Corrections Corp. of America *                         5,140                   137
Deluxe Corp.                                           2,145                    52
Equifax, Inc.                                          3,530                   131
HNI Corp.                                                620                    21
IKON Office Solutions, Inc.                           11,025                    90
Kelly Services, Inc., Class A                          1,640                    28
Manpower, Inc.                                         4,245                   239
Monster Worldwide, Inc. *                              3,420                    95
PHH Corp. *                                            5,790                   109
Pitney Bowes, Inc.                                     9,905                   364
R.R. Donnelley & Sons Co.                             10,320                   360
Republic Services, Inc.                                8,770                   263
Robert Half International, Inc.                        2,930                    81
Steelcase, Inc., Class A                               2,375                    36
The Brink's Co.                                        2,820                   171
The Dun & Bradstreet Corp.                             1,220                   112
United Stationers, Inc. *                                925                    51
Waste Management, Inc.                                20,955                   680
                                                                       -----------
                                                                             3,899
CONSUMER DURABLES & APPAREL  1.4%
----------------------------------------------------------------------------------
American Greetings Corp.,    Class A                   4,250                    87
Beazer Homes USA, Inc.                                   835                     7
Brunswick Corp.                                        6,370                   121
Centex Corp.                                           7,390                   205
Coach, Inc. *                                          2,075                    67
D.R. Horton, Inc.                                     23,590                   407
Eastman Kodak Co.                                     28,740                   573
Fortune Brands, Inc.                                   4,360                   305
Furniture Brands International, Inc.                   9,460                    90
Garmin Ltd.                                            1,370                    99
Hanesbrands, Inc. *                                    9,600                   246
Harman International Industries, Inc.                    620                    29
Hasbro, Inc.                                           2,565                    67
Hovnanian Enterprises, Inc., Class A *                 2,170                    21
Jones Apparel Group, Inc.                              2,075                    35
KB Home                                                5,460                   150
Kellwood Co.                                           3,525                    70
La-Z-boy, Inc.                                        10,600                    81
Leggett & Platt, Inc.                                 15,920                   303
Lennar Corp., Class A                                  5,600                   115
Liz Claiborne, Inc.                                    2,945                    64
M.D.C. Holdings, Inc.                                  1,635                    76
Mattel, Inc.                                          10,235                   215
Meritage Homes Corp. *                                   625                    10
Mohawk Industries, Inc. *                              3,435                   275
Newell Rubbermaid, Inc.                               13,350                   322
NIKE, Inc., Class B                                   12,428                   768
NVR, Inc. *                                              303                   191
Polaris Industries, Inc.                               3,000                   130
Polo Ralph Lauren Corp.                                  720                    44
Pulte Homes, Inc.                                     20,270                   331
Snap-on, Inc.                                          3,430                   168
Standard Pacific Corp.                                 5,255                    20

SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                   NUMBER OF          VALUE
SECURITY                                            SHARES          ($ X 1,000)
The Black & Decker Corp.                               2,130                155
The Ryland Group, Inc.                                   835                 28
The Stanley Works                                      1,940                100
The Timberland Co., Class A *                          3,025                 50
Toll Brothers, Inc. *                                  7,495                174
Tupperware Brands Corp.                                3,140                116
VF Corp.                                               5,145                398
WCI Communities, Inc. *                                1,455                  9
Whirlpool Corp.                                        6,255                532
                                                                    -----------
                                                                          7,254
CONSUMER SERVICES  1.2%
-------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                          2,725                217
Boyd Gaming Corp.                                      2,725                 73
Brinker International, Inc.                            1,355                 25
Burger King Holdings, Inc.                             3,540                 93
Career Education Corp. *                               4,935                107
Carnival Corp.                                        21,945                976
CBRL Group, Inc.                                         320                 10
Darden Restaurants, Inc.                               4,245                120
H&R Block, Inc.                                       18,465                356
International Game Technology                          5,255                224
Jack In the Box, Inc. *                                4,240                124
Las Vegas Sands Corp. *                                1,270                111
Marriott International, Inc.,
   Class A                                             4,660                168
McDonald's Corp.                                      33,080              1,772
MGM MIRAGE *                                           5,860                429
Royal Caribbean Cruises Ltd.                          10,505                423
Service Corp. International                           10,010                121
Six Flags, Inc. *                                      5,465                 11
Starbucks Corp. *                                      8,190                155
Starwood Hotels & Resorts
   Worldwide, Inc.                                     4,970                225
Tim Hortons, Inc.                                      2,230                 77
Wendy's International, Inc.                            4,665                114
Wyndham Worldwide Corp.                                4,760                112
Yum! Brands, Inc.                                      9,230                315
                                                                    -----------
                                                                          6,358
DIVERSIFIED FINANCIALS  7.1%
-------------------------------------------------------------------------------
Allied Capital Corp.                                   7,700                170
American Capital Strategies Ltd.                       6,255                220
American Express Co.                                  24,695              1,218
AmeriCredit Corp. *                                    2,770                 37
Ameriprise Financial, Inc.                             7,700                426
Bank of America Corp.                                174,275              7,729
Bank of New York Mellon Corp.                         34,352              1,602
Capital One Financial Corp.                            8,810                483
CIT Group, Inc.                                        6,305                176
Citigroup, Inc.                                      224,355              6,331
CME Group, Inc.                                        1,102                682
Discover Financial Services                           16,612                291
E*TRADE Financial Corp. *                              3,815                 19
Federated Investors, Inc., Class B                     2,030                 86
Franklin Resources, Inc.                               3,040                317
Invesco Ltd.                                          11,067                301
Janus Capital Group, Inc.                              5,165                140
Jefferies Group, Inc.                                  3,030                 61
JPMorgan Chase & Co.                                 127,545              6,065
Lazard Ltd., Class A                                   5,145                203
Legg Mason, Inc.                                       2,720                196
Lehman Brothers Holdings, Inc.                        16,075              1,032
Leucadia National Corp.                                4,450                197
Merrill Lynch & Co., Inc.                             26,445              1,491
Moody's Corp.                                          2,820                 99
Morgan Stanley                                        39,825              1,969
Northern Trust Corp.                                   6,860                503
NYSE Euronext                                          5,420                426
Raymond James Financial, Inc.                          2,835                 80
SLM Corp.                                             12,235                266
State Street Corp.                                     7,536                619
T. Rowe Price Group, Inc.                              3,745                189
TD Ameritrade Holding Corp. *                          5,870                110
The Bear Stearns Cos., Inc.                            3,748                338
The Charles Schwab Corp. (b)                          16,015                357
The Goldman Sachs Group, Inc.                          9,711              1,950
The Student Loan Corp.                                   208                 25
Tri-Continental Corp.                                  3,240                 63
W.P. Carey & Co. LLC                                     925                 31
                                                                    -----------
                                                                         36,498
ENERGY  10.9%
-------------------------------------------------------------------------------
Anadarko Petroleum Corp.                              20,935              1,227
Apache Corp.                                          10,820              1,033
Arch Coal, Inc.                                        4,930                217
Baker Hughes, Inc.                                     5,475                355
BJ Services Co.                                        5,470                119
Cameron International Corp. *                          2,950                119
Chesapeake Energy Corp.                               11,520                429
Chevron Corp.                                        109,515              9,254
Cimarex Energy Co.                                     3,845                157
CNX Gas Corp. *                                        6,245                213
ConocoPhillips                                        68,510              5,503
CONSOL Energy, Inc.                                    3,135                229
Devon Energy Corp.                                    14,970              1,272
Diamond Offshore Drilling, Inc.                        1,220                138
Dresser-Rand Group, Inc. *                             5,750                182
El Paso Corp.                                         51,720                852
ENSCO International, Inc.                              1,830                 93
EOG Resources, Inc.                                    4,350                381
Exterran Holdings, Inc. *                              2,324                152
Exxon Mobil Corp.                                    198,410             17,143
FMC Technologies, Inc. *                               4,440                214
Forest Oil Corp. *                                     5,150                233
Foundation Coal Holdings, Inc.                         5,435                284
Frontier Oil Corp.                                     2,830                100
Grant Prideco, Inc. *                                  2,120                105
Halliburton Co.                                       19,565                649
Hess Corp.                                            15,950              1,449
Marathon Oil Corp.                                    34,190              1,602
Massey Energy Co.                                      3,440                128
Murphy Oil Corp.                                       6,875                506
Nabors Industries Ltd. *                               5,700                155
National-Oilwell Varco, Inc. *                         5,670                341
Newfield Exploration Co. *                             4,555                227
Noble Corp.                                            5,040                221
Noble Energy                                           3,735                271

SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                   NUMBER OF              VALUE
SECURITY                                            SHARES             ($ X 1,000)
Occidental Petroleum Corp.                            29,430                 1,997
Overseas Shipholding Group, Inc.                       2,120                   138
Patriot Coal Corp. *                                     444                    18
Patterson-UTI Energy, Inc.                             4,645                    91
Peabody Energy Corp.                                   4,445                   240
Pioneer Natural Resources Co.                          4,150                   174
Plains Exploration & Production Co. *                  3,793                   184
Pride International, Inc. *                            5,165                   164
Rowan Cos., Inc.                                       1,630                    55
Schlumberger Ltd.                                     17,090                 1,290
SEACOR Holdings, Inc. *                                2,100                   185
Ship Finance International Ltd.                        2,740                    71
Smith International, Inc.                              3,340                   181
Southwestern Energy Co. *                              2,120                   118
Spectra Energy Corp.                                  29,540                   675
Stone Energy Corp. *                                   4,435                   182
Sunoco, Inc.                                           6,490                   404
Teekay Shipping Corp.                                  2,940                   139
Tesoro Corp.                                           5,060                   198
The Williams Cos., Inc.                               26,075                   834
Tidewater, Inc.                                        2,120                   112
Transocean, Inc. *                                     5,071                   622
USEC, Inc. *                                           7,765                    63
Valero Energy Corp.                                   21,265                 1,259
Weatherford International Ltd. *                       8,695                   537
World Fuel Services Corp.                              3,220                    85
XTO Energy, Inc.                                       5,825                   302
                                                                       -----------
                                                                            55,871
FOOD & STAPLES RETAILING  3.4%
----------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. *                            7,070                   229
Costco Wholesale Corp.                                18,515                 1,258
CVS/Caremark Corp.                                    44,535                 1,740
Longs Drug Stores Corp.                                3,130                   144
Nash Finch Co.                                         1,830                    65
Performance Food Group Co. *                           4,755                   150
Rite Aid Corp. *                                      87,105                   258
Ruddick Corp.                                          2,935                   100
Safeway, Inc.                                         27,910                   865
Supervalu, Inc.                                       13,960                   420
Sysco Corp.                                           22,880                   665
The Great Atlantic & Pacific Tea Co.,
   Inc. *                                              9,485                   283
The Kroger Co.                                        62,950                 1,602
The Pantry, Inc. *                                     1,020                    30
Wal-Mart Stores, Inc.                                166,935                 8,494
Walgreen Co.                                          22,670                   796
Weis Markets, Inc.                                     2,820                   105
Whole Foods Market, Inc.                               1,630                    64
                                                                       -----------
                                                                            17,268
FOOD, BEVERAGE & TOBACCO  7.3%
----------------------------------------------------------------------------------
Altria Group, Inc.                                    89,880                 6,815
Anheuser-Busch Cos., Inc.                             21,575                 1,004
Archer-Daniels-Midland Co.                            26,105                 1,150
Brown-Forman Corp., Class A                              800                    52
Brown-Forman Corp., Class B                            3,220                   203
Bunge Ltd.                                             6,175                   732
Campbell Soup Co.                                     10,430                   330
Chiquita Brands International, Inc.*                   2,465                    46
Coca-Cola Enterprises, Inc.                           32,695                   754
ConAgra Foods, Inc.                                   38,945                   839
Constellation Brands, Inc.,     Class A *              7,305                   153
Corn Products International, Inc.                      2,035                    69
Dean Foods Co.                                         6,490                   182
Del Monte Foods Co.                                    8,830                    79
Fresh Del Monte Produce, Inc. *                       13,770                   441
General Mills, Inc.                                   15,055                   822
H.J. Heinz Co.                                        15,975                   680
Hormel Foods Corp.                                     3,960                   153
Kellogg Co.                                           13,260                   635
Kraft Foods, Inc., Class A                           362,132                10,596
Loews Corp. - Carolina Group                           5,875                   483
McCormick & Co., Inc.                                  3,240                   109
Molson Coors Brewing Co.,   Class B                    6,680                   298
PepsiAmericas, Inc.                                    6,980                   172
PepsiCo, Inc.                                         35,710                 2,435
Pilgrim's Pride Corp.                                  7,140                   174
Reynolds American, Inc.                               15,675                   993
Sara Lee Corp.                                        57,650                   811
Seaboard Corp.                                            17                    22
Smithfield Foods, Inc. *                              14,306                   398
The Coca-Cola Co.                                     62,115                 3,675
The Hershey Co.                                        6,570                   238
The J. M. Smucker Co.                                  1,925                    90
The Pepsi Bottling Group, Inc.                        13,835                   482
Tyson Foods, Inc., Class A                            33,980                   484
Universal Corp.                                        4,125                   205
UST, Inc.                                              5,570                   289
Wm. Wrigley Jr. Co.                                    5,975                   343
                                                                       -----------
                                                                            37,436
HEALTH CARE EQUIPMENT & SERVICES  3.5%
----------------------------------------------------------------------------------
Advanced Medical Optics, Inc. *                        3,400                    72
Aetna, Inc.                                           15,680                   835
Alcon, Inc.                                            4,295                   610
AmerisourceBergen Corp.                               12,870                   600
Apria Healthcare Group, Inc. *                         4,430                    94
Baxter International, Inc.                            13,760                   836
Beckman Coulter, Inc.                                  2,820                   188
Becton, Dickinson & Co.                                3,855                   334
Boston Scientific Corp. *                             29,485                   358
C.R. Bard, Inc.                                        1,420                   137
Cardinal Health, Inc.                                 16,620                   963
CIGNA Corp.                                           13,309                   654
Community Health Systems, Inc. *                       2,450                    79
Coventry Health Care, Inc. *                           4,250                   240
Covidien Ltd.                                         18,435                   823
DaVita, Inc. *                                         2,080                   111
DENTSPLY International, Inc.                           3,035                   125
Express Scripts, Inc. *                                9,020                   609
Health Management Associates, Inc.,
   Class A                                             7,795                    42
Health Net, Inc. *                                     6,070                   282
Henry Schein, Inc. *                                   2,930                   170
Hillenbrand Industries, Inc.                           2,825                   146

SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                   NUMBER OF           VALUE
SECURITY                                            SHARES          ($ X 1,000)
Hospira, Inc. *                                        3,850                158
Humana, Inc. *                                         5,670                455
IMS Health, Inc.                                       3,640                 87
Kindred Healthcare, Inc. *                             7,145                197
Laboratory Corp. of America Holdings *                 2,430                180
LifePoint Hospitals, Inc. *                            2,830                 76
Lincare Holdings, Inc. *                               4,135                138
Magellan Health Services, Inc. *                       3,525                154
McKesson Corp.                                        21,740              1,365
Medco Health Solutions, Inc. *                        29,560              1,480
Medtronic, Inc.                                       17,905                834
Omnicare, Inc.                                         2,350                 52
Owens & Minor, Inc.                                    1,335                 55
Patterson Cos., Inc. *                                 2,935                 94
PharMerica Corp. *                                     1,116                 17
Quest Diagnostics, Inc.                                4,955                244
St. Jude Medical, Inc. *                               4,560                185
Stryker Corp.                                          3,845                258
Tenet Healthcare Corp. *                              62,775                278
UnitedHealth Group, Inc.                              22,575              1,148
Universal Health Services, Inc., Class B                 825                 39
Varian Medical Systems, Inc. *                         2,120                110
WellPoint, Inc. *                                     18,710              1,463
Zimmer Holdings, Inc. *                                3,540                277
                                                                    -----------
                                                                         17,652
HOUSEHOLD & PERSONAL PRODUCTS  1.4%
-------------------------------------------------------------------------------
Alberto-Culver Co.                                     5,370                144
Avon Products, Inc.                                    8,725                305
Colgate-Palmolive Co.                                 10,730                826
Energizer Holdings, Inc. *                             2,720                255
Kimberly-Clark Corp.                                  15,500              1,018
NBTY, Inc. *                                           2,220                 54
Spectrum Brands, Inc. *                                2,615                 12
The Clorox Co.                                         5,155                316
The Estee Lauder Cos., Inc., Class A                   7,660                323
The Procter & Gamble Co.                              57,375              3,784
                                                                    -----------
                                                                          7,037
INSURANCE  6.2%
-------------------------------------------------------------------------------
ACE Ltd.                                              12,040                702
AFLAC, Inc.                                           12,840                787
Alleghany Corp. *                                        912                345
Allied World Assurance Co. Holdings Ltd.               3,540                169
Ambac Financial Group, Inc.                            2,035                 24
American Financial Group, Inc.                         5,060                140
American International Group, Inc.                    83,060              4,582
American National Insurance Co.                        1,919                241
Aon Corp.                                             12,360                538
Arch Capital Group Ltd. *                              2,225                157
Arthur J. Gallagher & Co.                              3,040                 77
Aspen Insurance Holdings Ltd.                          3,225                 91
Assurant, Inc.                                         4,555                296
Axis Capital Holdings Ltd.                             3,950                158
Berkshire Hathaway, Inc., Class A *                       38              5,168
Berkshire Hathaway, Inc., Class B *                      498              2,266
Cincinnati Financial Corp.                             6,080                234
CNA Financial Corp.                                   11,720                398
Conseco, Inc. *                                       12,140                146
Endurance Specialty Holdings Ltd.                      2,330                 94
Erie Indemnity Co., Class A                            2,225                113
Everest Re Group Ltd.                                  1,725                175
Fidelity National Financial, Inc., Class A             4,105                 81
First American Corp.                                   4,760                207
Genworth Financial, Inc., Class A                     38,355                934
Hanover Insurance Group, Inc.                          3,230                147
HCC Insurance Holdings, Inc.                           2,535                 71
LandAmerica Financial Group, Inc.                        620                 32
Lincoln National Corp.                                 7,480                407
Loews Corp.                                           13,665                638
Markel Corp. *                                           613                284
Marsh & McLennan Cos., Inc.                           33,870                935
MBIA, Inc.                                             4,170                 65
Mercury General Corp.                                  3,430                165
MetLife, Inc.                                         26,005              1,533
Montpelier Re Holdings Ltd.                            1,980                 34
Nationwide Financial Services, Inc.,
   Class A                                             4,565                202
Odyssey Re Holdings Corp.                              2,125                 81
Old Republic International Corp.                      11,560                173
PartnerRe Ltd.                                         2,930                232
Principal Financial Group, Inc.                        7,285                434
Protective Life Corp.                                  3,435                136
Prudential Financial, Inc.                            14,980              1,264
Reinsurance Group of America, Inc.                     3,530                205
RenaissanceRe Holdings Ltd.                            2,725                155
SAFECO Corp.                                           4,260                227
StanCorp Financial Group, Inc.                         2,225                109
The Allstate Corp.                                    25,475              1,255
The Chubb Corp.                                       13,575                703
The Commerce Group, Inc.                               1,845                 67
The Hartford Financial Services Group,
   Inc.                                               10,630                859
The Phoenix Cos., Inc.                                 2,180                 24
The Progressive Corp.                                 17,945                333
The Travelers Cos., Inc.                              22,855              1,099
Torchmark Corp.                                        3,040                186
Transatlantic Holdings, Inc.                           1,625                111
Unitrin, Inc.                                          3,650                150
Unum Group                                            26,745                605
W. R. Berkley Corp.                                    8,460                256
Wesco Financial Corp.                                    112                 44
White Mountains Insurance Group Ltd.                     129                 63
XL Capital Ltd., Class A                               6,185                278
                                                                    -----------
                                                                         31,685

SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER                VALUE
SECURITY                                           OF SHARES           ($ X 1,000)
MATERIALS  4.1%
-----------------------------------------------------------------------------------
AbitibiBowater, Inc.                                   9,917                   246
Air Products & Chemicals, Inc.                         6,675                   601
Airgas, Inc.                                           1,720                    80
AK Steel Holding Corp. *                               3,445                   165
Albemarle Corp.                                        1,925                    70
Alcoa, Inc.                                           40,065                 1,326
Allegheny Technologies, Inc.                             911                    64
Ashland, Inc.                                          4,050                   184
Ball Corp.                                             2,040                    94
Bemis Co., Inc.                                        2,355                    64
Cabot Corp.                                              930                    28
Celanese Corp., Series A                               9,200                   342
Chemtura Corp.                                         3,930                    26
Commercial Metals Co.                                  3,645                   103
Crown Holdings, Inc. *                                11,120                   273
Cytec Industries, Inc.                                 2,720                   154
E.I. du Pont de Nemours & Co.                         37,845                 1,710
Eastman Chemical Co.                                   4,960                   328
Ecolab, Inc.                                           4,560                   220
FMC Corp.                                              1,640                    87
Freeport-McMoRan Copper & Gold, Inc.                   9,685                   862
Graphic Packaging Corp. *                              5,995                    18
Greif, Inc., Class A                                   1,212                    80
Hercules, Inc.                                         4,150                    73
Huntsman Corp.                                        20,865                   506
International Flavors & Fragrances, Inc.               3,535                   151
International Paper Co.                               32,995                 1,064
Louisiana-Pacific Corp.                                8,085                   123
Martin Marietta Materials, Inc.                        2,110                   259
MeadWestvaco Corp.                                    14,340                   402
Monsanto Co.                                           8,095                   910
Nalco Holding Co.                                      6,370                   133
Newmont Mining Corp.                                  10,510                   571
Nucor Corp.                                            6,580                   380
Olin Corp.                                             1,255                    26
Owens-Illinois, Inc. *                                13,845                   698
Packaging Corp. of America                             3,445                    84
Pactiv Corp. *                                         3,560                   102
PPG Industries, Inc.                                  10,000                   661
Praxair, Inc.                                          6,985                   565
Reliance Steel & Aluminum Co.                            720                    35
Rockwood Holdings, Inc. *                              3,040                    89
Rohm & Haas Co.                                       10,000                   533
RPM International, Inc.                                4,965                   107
Sealed Air Corp.                                       2,975                    78
Sigma-Aldrich Corp.                                    3,230                   160
Silgan Holdings, Inc.                                  1,220                    58
Smurfit-Stone Container Corp. *                       45,305                   430
Sonoco Products Co.                                    5,555                   171
Southern Copper Corp.                                  4,355                   409
Steel Dynamics, Inc.                                   3,125                   163
Temple-Inland, Inc.                                    2,245                    42
The Dow Chemical Co.                                  51,280                 1,982
The Lubrizol Corp.                                     4,135                   218
The Mosaic Co. *                                       6,260                   570
The Scotts Miracle-Gro Co., Class A                    4,420                   173
The Valspar Corp.                                      6,750                   135
United States Steel Corp.                              3,695                   377
Valhi, Inc.                                            3,950                    65
Vulcan Materials Co.                                   1,723                   135
Weyerhaeuser Co.                                      13,130                   889
Worthington Industries, Inc.                           7,065                   116
Zep, Inc.                                                610                    10
                                                                       ------------
                                                                            20,778

MEDIA  2.9%
-----------------------------------------------------------------------------------
Belo Corp., Class A                                    7,580                   126
Cablevision Systems Corp., Class A *                   7,965                   187
CBS Corp., Class B                                    45,670                 1,150
Charter Communications, Inc., Class A *               21,205                    25
Clear Channel Communications, Inc.                    17,905                   550
Clear Channel Outdoor Holdings, Inc.,
   Class A *                                           8,370                   186
Comcast Corp., Class A *                              63,310                 1,150
Comcast Corp., Special Class A *                      37,470                   674
Discovery Holding Co., Class A *                       8,815                   205
DISH Network Corp., Class A *                          5,070                   143
Gannett Co., Inc.                                     12,330                   456
Getty Images, Inc. *                                   2,720                    68
Hearst-Argyle Television, Inc.                         1,140                    24
Idearc, Inc.                                          17,625                   287
Lamar Advertising Co.                                  1,820                    78
Liberty Global, Inc., Series A *                       5,270                   213
Liberty Global, Inc., Series C *                       5,070                   189
Liberty Media Corp. - Capital, Series A *              2,217                   239
Live Nation, Inc. *                                    5,245                    57
Meredith Corp.                                         1,300                    61
News Corp., Class A                                   42,380                   801
News Corp., Class B                                   23,820                   463
Omnicom Group, Inc.                                    7,404                   336
Regal Entertainment Group,  Class A                   26,985                   500
Scholastic Corp. *                                     5,835                   200
Sun-Times Media Group, Inc., Class A *                33,505                    49
The DIRECTV Group, Inc. *                             20,140                   455
The E.W. Scripps Co., Class A                          4,545                   185
The Interpublic Group of Cos., Inc.*                  12,405                   111
The McClatchy Co., Class A                             3,480                    37
The McGraw-Hill Cos., Inc.                             5,580                   239
The New York Times Co., Class A                        8,600                   144
The Walt Disney Co.                                   50,000                 1,496
The Washington Post Co., Class B                         238                   177
Time Warner, Inc.                                    162,355                 2,555
Viacom, Inc., Class B *                               15,900                   616
Virgin Media, Inc.                                     8,110                   136
Warner Music Group Corp.                               5,760                    46
                                                                       ------------
                                                                            14,614

SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER                VALUE
SECURITY                                           OF SHARES           ($ X 1,000)
PHARMACEUTICALS & BIOTECHNOLOGY  5.6%
-----------------------------------------------------------------------------------
Abbott Laboratories                                   40,775                 2,296
Allergan, Inc.                                         4,130                   277
Amgen, Inc. *                                         19,535                   910
Applied Biosystems Group-Applera Corp.                 4,245                   134
Barr Pharmaceuticals, Inc. *                           2,070                   108
Biogen Idec, Inc. *                                    4,550                   277
Bristol-Myers Squibb Co.                             105,470                 2,446
Charles River Laboratories
   International, Inc. *                               2,725                   169
Eli Lilly & Co.                                       37,915                 1,953
Forest Laboratories, Inc. *                            4,455                   177
Genentech, Inc. *                                      5,270                   370
Genzyme Corp. *                                        4,650                   363
Gilead Sciences, Inc. *                                3,860                   176
Invitrogen Corp. *                                     2,320                   199
Johnson & Johnson                                     75,385                 4,769
King Pharmaceuticals, Inc. *                          10,700                   112
Merck & Co., Inc.                                     97,305                 4,503
Mylan, Inc.                                            2,875                    43
PerkinElmer, Inc.                                      4,250                   106
Pfizer, Inc.                                         269,670                 6,308
Schering-Plough Corp.                                 45,350                   888
Thermo Fisher Scientific, Inc. *                       3,645                   188
Watson Pharmaceuticals, Inc. *                         5,665                   148
Wyeth                                                 38,940                 1,550
                                                                       ------------
                                                                            28,470

REAL ESTATE  1.5%
-----------------------------------------------------------------------------------
AMB Property Corp.                                     3,340                   169
American Financial Realty Trust                        2,200                    18
Annaly Capital Management, Inc.                       28,985                   572
Apartment Investment & Management Co.,
   Class A                                             3,855                   153
AvalonBay Communities, Inc.                            1,920                   180
Boston Properties, Inc.                                3,290                   302
Brandywine Realty Trust                                5,625                   106
BRE Properties, Inc., Class A                          1,720                    75
Camden Property Trust                                  1,720                    85
CB Richard Ellis Group, Inc., Class A *                7,730                   150
CBL & Associates Properties, Inc.                      4,730                   126
Colonial Properties Trust                                725                    18
Cousins Properties, Inc.                                 620                    16
Developers Diversified Realty Corp.                    5,435                   224
Duke Realty Corp.                                      5,475                   129
Equity Lifestyle Properties, Inc.                      1,120                    49
Equity One, Inc.                                         730                    17
Equity Residential                                    11,025                   412
Essex Property Trust, Inc.                             1,356                   141
Federal Realty Investment Trust                        1,370                   101
First Industrial Realty Trust, Inc.                      730                    25
Forestar Real Estate Group, Inc. *                       748                    17
Friedman, Billings, Ramsey Group, Inc.,
   Class A                                             7,940                    26
General Growth Properties, Inc.                        3,650                   133
Glimcher Realty Trust                                    725                    10
HCP, Inc.                                              8,365                   254
Health Care REIT, Inc.                                 3,430                   147
Healthcare Realty Trust, Inc.                            835                    22
Highwoods Properties, Inc.                               835                    25
Home Properties, Inc.                                    720                    35
Hospitality Properties Trust                           7,655                   260
Host Hotels & Resorts, Inc.                            9,585                   160
HRPT Properties Trust                                  4,950                    39
iStar Financial, Inc.                                  4,370                   117
Kimco Realty Corp.                                     4,560                   163
Liberty Property Trust                                 2,450                    79
Mack-Cali Realty Corp.                                 3,950                   140
Nationwide Health Properties, Inc.                     5,835                   184
Newcastle Investment Corp.                               730                     9
NovaStar Financial, Inc. *                             1,125                     1
Pennsylvania Real Estate Investment
   Trust                                                 620                    17
Plum Creek Timber Co., Inc.                            7,395                   309
Post Properties, Inc.                                    725                    31
Potlatch Corp.                                           620                    27
ProLogis                                               4,960                   294
Public Storage                                         3,330                   261
Rayonier, Inc.                                         1,835                    78
Realty Income Corp.                                    3,340                    81
Redwood Trust, Inc.                                      725                    30
Regency Centers Corp.                                  1,720                   106
Senior Housing Properties Trust                          940                    21
Simon Property Group, Inc.                             4,130                   369
SL Green Realty Corp.                                  2,557                   237
Strategic Hotels & Resorts, Inc.                       1,755                    25
The Macerich Co.                                       1,470                   101
Thornburg Mortgage, Inc.                               2,985                    33
UDR, Inc.                                              6,650                   152
Ventas, Inc.                                           2,325                   103
Vornado Realty Trust                                   4,993                   451
Weingarten Realty Investors                            4,035                   136
                                                                        -----------
                                                                             7,751

RETAILING  3.0%
-----------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                       2,220                   177
Advance Auto Parts, Inc.                               6,145                   219
Amazon.com, Inc. *                                     4,350                   338
American Eagle Outfitters, Inc.                        3,435                    79
AnnTaylor Stores Corp. *                               3,430                    86
Asbury Automotive Group, Inc.                          7,645                   108
AutoNation, Inc. *                                    26,435                   430
AutoZone, Inc. *                                       1,823                   220
Barnes & Noble, Inc.                                   4,440                   151
Bed Bath & Beyond, Inc. *                              8,165                   263
Best Buy Co., Inc.                                    13,250                   647
Big Lots, Inc. *                                       2,665                    46
Blockbuster, Inc., Class A *                          38,875                   121
Blockbuster, Inc., Class B *                           8,125                    22
Borders Group, Inc.                                    4,460                    50
CarMax, Inc. *                                         4,340                    97
Charming Shoppes, Inc. *                               7,890                    51
Circuit City Stores, Inc.                              5,045                    27
Collective Brands, Inc. *                              3,640                    64

SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER                VALUE
SECURITY                                           OF SHARES           ($ X 1,000)
Dillard's, Inc., Class A                               2,775                    55
Dollar Tree Stores, Inc. *                             3,745                   105
Expedia, Inc. *                                       12,630                   291
Family Dollar Stores, Inc.                             2,975                    63
Foot Locker, Inc.                                      3,195                    44
GameStop Corp., Class A *                              4,040                   209
Genuine Parts Co.                                     10,600                   466
Group 1 Automotive, Inc.                               1,235                    33
IAC/InterActiveCorp *                                  9,745                   253
J.C. Penney Co., Inc.                                  8,900                   422
Kohl's Corp. *                                         6,695                   306
Liberty Media Corp. - Interactive
   Class A *                                          24,020                   382
Limited Brands, Inc.                                  19,720                   376
Lowe's Cos., Inc.                                     41,155                 1,088
Macy's, Inc.                                          19,720                   545
Nordstrom, Inc.                                        5,055                   197
O'Reilly Automotive, Inc. *                            2,430                    71
Office Depot, Inc. *                                   8,650                   128
OfficeMax, Inc.                                        1,855                    46
Penske Automotive Group, Inc.                          7,595                   138
PetSmart, Inc.                                         1,740                    40
Pier 1 Imports, Inc. *                                23,935                   164
RadioShack Corp.                                      10,080                   175
Rent-A-Center, Inc. *                                  9,670                   165
Ross Stores, Inc.                                      4,645                   135
Saks, Inc. *                                          11,735                   212
Sally Beauty Holdings, Inc. *                          3,525                    29
Sears Holdings Corp. *                                 5,221                   577
Sonic Automotive, Inc., Class A                        2,560                    51
Staples, Inc.                                         15,800                   378
Target Corp.                                          27,615                 1,535
The Gap, Inc.                                         33,975                   650
The Home Depot, Inc.                                  60,426                 1,853
The Pep Boys - Manny, Moe & Jack                       5,555                    61
The Sherwin-Williams Co.                               3,545                   203
The Talbots, Inc.                                      1,635                    16
The TJX Cos., Inc.                                    16,280                   514
Tiffany & Co.                                          5,635                   225
Williams-Sonoma, Inc.                                  1,545                    42
Zale Corp. *                                           1,345                    22
                                                                       ------------
                                                                            15,461

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  1.4%
-----------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                        17,630                   135
Altera Corp.                                           3,750                    63
Amkor Technology, Inc. *                              12,980                    99
Analog Devices, Inc.                                   5,465                   155
Applied Materials, Inc.                               23,485                   421
Atmel Corp. *                                         15,690                    50
Broadcom Corp., Class A *                             11,745                   259
Fairchild Semiconductor International,
   Inc. *                                              4,660                    57
Intel Corp.                                          167,800                 3,557
International Rectifier Corp. *                        3,825                   106
Intersil Corp., Class A                                2,835                    65
KLA-Tencor Corp.                                       3,030                   127
Lam Research Corp. *                                   2,220                    85
Linear Technology Corp.                                7,655                   212
LSI Corp. *                                            7,440                    39
Marvell Technology Group Ltd. *                        5,630                    67
Maxim Integrated Products, Inc.                        2,465                    48
Microchip Technology, Inc.                             2,980                    95
Micron Technology, Inc. *                             22,375                   157
National Semiconductor Corp.                           2,250                    42
Novellus Systems, Inc. *                               3,140                    75
NVIDIA Corp. *                                         7,217                   178
Spansion, Inc., Class A *                              3,810                    15
Teradyne, Inc. *                                       4,550                    50
Texas Instruments, Inc.                               24,610                   761
Xilinx, Inc.                                           5,960                   130
                                                                       ------------
                                                                             7,048

SOFTWARE & SERVICES  3.8%
-----------------------------------------------------------------------------------
Accenture Ltd., Class A                               17,095                   592
Activision, Inc. *                                     4,550                   118
Adobe Systems, Inc. *                                  1,940                    68
Affiliated Computer Services, Inc.,
   Class A *                                           3,855                   188
Alliance Data Systems Corp. *                            720                    36
Amdocs Ltd. *                                          3,300                   109
Automatic Data Processing, Inc.                       11,100                   450
BEA Systems, Inc. *                                   10,385                   194
BMC Software, Inc. *                                   3,040                    97
Broadridge Financial Solutions, Inc.                   3,737                    81
CA, Inc.                                               7,005                   154
Cadence Design Systems, Inc. *                         8,175                    83
Citrix Systems, Inc. *                                 2,630                    91
Computer Sciences Corp. *                             12,745                   539
Compuware Corp. *                                     15,520                   132
Convergys Corp. *                                      1,765                    27
DST Systems, Inc. *                                    1,120                    80
eBay, Inc. *                                          15,875                   427
Electronic Arts, Inc. *                                4,150                   197
Electronic Data Systems Corp.                         30,290                   609
Fidelity National Information Services,
   Inc.                                                9,820                   417
Fiserv, Inc. *                                         3,850                   198
Google, Inc., Class A *                                1,702                   960
Hewitt Associates, Inc., Class A *                     5,350                   199
Intuit, Inc. *                                         3,655                   112
Iron Mountain, Inc. *                                  4,955                   170
MasterCard, Inc., Class A                              1,618                   335
McAfee, Inc. *                                         3,935                   133
Metavante Technologies, Inc. *                         2,395                    53
Microsoft Corp.                                      296,065                 9,652
MoneyGram International, Inc.                          2,625                    14
Novell, Inc. *                                        21,535                   137
Oracle Corp. *                                        65,680                 1,350
Paychex, Inc.                                          4,760                   156
Perot Systems Corp., Class A *                         4,455                    54
Symantec Corp. *                                       9,545                   171
Synopsys, Inc. *                                       2,540                    56
Total System Services, Inc.                            7,809                   180
Unisys Corp. *                                         9,460                    39
VeriSign, Inc. *                                       7,760                   263
Western Union Co.                                      7,710                   173

SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER                VALUE
SECURITY                                           OF SHARES           ($ X 1,000)
Yahoo!, Inc. *                                        12,755                   245
                                                                       ------------
                                                                            19,339

TECHNOLOGY HARDWARE & EQUIPMENT  4.2%
-----------------------------------------------------------------------------------
Agilent Technologies, Inc. *                           8,805                   299
Anixter International, Inc. *                          2,620                   183
Apple, Inc. *                                          6,365                   862
Arrow Electronics, Inc. *                              7,695                   263
Avnet, Inc. *                                          5,780                   206
AVX Corp.                                              8,980                   117
Benchmark Electronics, Inc. *                          1,040                    18
Cisco Systems, Inc. *                                 74,865                 1,834
CommScope, Inc. *                                        258                    11
Corning, Inc.                                         13,760                   331
Dell, Inc. *                                          66,350                 1,330
Diebold, Inc.                                            830                    21
EchoStar Corp., Class A *                              1,014                    30
EMC Corp. *                                           46,770                   742
Flextronics International Ltd. *                      78,042                   913
Harris Corp.                                           2,725                   149
Hewlett-Packard Co.                                   73,505                 3,216
Ingram Micro, Inc., Class A *                         33,165                   590
Insight Enterprises, Inc. *                            4,205                    73
International Business Machines Corp.                 44,095                 4,733
Jabil Circuit, Inc.                                    6,095                    81
JDS Uniphase Corp. *                                   5,860                    61
Juniper Networks, Inc. *                              16,170                   439
Lexmark International, Inc., Class A *                 5,045                   183
Mettler-Toledo International, Inc. *                   1,300                   129
Molex, Inc.                                            2,930                    70
Molex, Inc., Class A                                   2,930                    68
Motorola, Inc.                                        69,100                   797
NCR Corp. *                                            4,865                   104
Network Appliance, Inc. *                              4,230                    98
QUALCOMM, Inc.                                        16,185                   687
SanDisk Corp. *                                        3,445                    88
Sanmina-SCI Corp. *                                  121,395                   191
Seagate Technology                                     9,635                   195
Sun Microsystems, Inc. *                              19,953                   349
SYNNEX Corp. *                                         2,770                    59
Tech Data Corp. *                                     12,440                   428
Tellabs, Inc. *                                       18,760                   128
Teradata Corp. *                                       4,865                   116
Tyco Electronics Ltd.                                 18,535                   627
UTStarcom, Inc. *                                     14,205                    39
Vishay Intertechnology, Inc. *                        12,940                   136
Western Digital Corp. *                                5,560                   147
Xerox Corp.                                           32,530                   501
                                                                       ------------
                                                                            21,642

TELECOMMUNICATION SERVICES  3.7%
-----------------------------------------------------------------------------------
American Tower Corp., Class A *                        4,665                   175
AT&T, Inc.                                           174,015                 6,698
CenturyTel, Inc.                                       3,765                   139
Cincinnati Bell, Inc. *                               22,995                    89
Citizens Communications Co.                           21,060                   242
Crown Castle International Corp. *                     2,685                    97
Embarq Corp.                                          12,440                   563
Level 3 Communications, Inc. *                        15,300                    53
NII Holdings, Inc., Class B *                          1,370                    58
Qwest Communications International, Inc.              62,880                   370
Sprint Nextel Corp.                                  131,340                 1,383
Telephone & Data Systems, Inc.                         2,625                   138
Telephone & Data Systems, Inc., Special
   Shares                                              2,330                   113
United States Cellular Corp. *                         4,135                   294
Verizon Communications, Inc.                         216,070                 8,392
                                                                       ------------
                                                                            18,804

TRANSPORTATION  1.9%
-----------------------------------------------------------------------------------
Alaska Air Group, Inc. *                               2,725                    69
Alexander & Baldwin, Inc.                                820                    37
AMERCO *                                               2,420                   168
AMR Corp. *                                           11,720                   163
Avis Budget Group, Inc. *                             38,190                   510
Burlington Northern Santa Fe Corp.                     9,920                   858
C.H. Robinson Worldwide, Inc.                          2,180                   121
Con-way, Inc.                                          1,030                    50
Continental Airlines, Inc., Class B *                 10,170                   277
CSX Corp.                                             16,370                   794
Dollar Thrifty Automotive Group, Inc. *                3,225                    79
Expeditors International of Washington,
   Inc.                                                2,125                   100
FedEx Corp.                                            9,262                   866
J.B. Hunt Transport Services, Inc.                     5,745                   179
Kansas City Southern *                                 2,830                   101
Norfolk Southern Corp.                                13,450                   732
Ryder System, Inc.                                     4,055                   211
Southwest Airlines Co.                                20,775                   244
Union Pacific Corp.                                   10,558                 1,320
United Parcel Service, Inc., Class B                  34,980                 2,559
Werner Enterprises, Inc.                               3,940                    80
YRC Worldwide, Inc. *                                  5,655                   104
                                                                       ------------
                                                                             9,622

UTILITIES  6.5%
-----------------------------------------------------------------------------------
AGL Resources, Inc.                                    2,140                    81
Allegheny Energy, Inc.                                 3,555                   195
ALLETE, Inc.                                           3,330                   128
Alliant Energy Corp.                                   7,475                   276
Ameren Corp.                                          12,050                   540
American Electric Power Co., Inc.                     31,055                 1,330
Aqua America, Inc.                                     3,840                    77
Aquila, Inc. *                                        40,935                   144
Atmos Energy Corp.                                     3,860                   111
Avista Corp.                                           4,250                    86
Black Hills Corp.                                      2,825                   109
CenterPoint Energy, Inc.                              43,510                   697
Cleco Corp.                                            3,635                    94
CMS Energy Corp.                                      21,210                   332
Consolidated Edison, Inc.                             18,305                   798

SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER                VALUE
SECURITY                                           OF SHARES           ($ X 1,000)
Constellation Energy Group                             7,080                   665
Dominion Resources, Inc.                              28,590                 1,229
DPL, Inc.                                              4,020                   112
DTE Energy Co.                                        13,465                   574
Duke Energy Corp.                                     64,125                 1,197
Dynegy, Inc., Class A *                               40,940                   287
Edison International                                  17,490                   912
Energen Corp.                                          2,120                   133
Energy East Corp.                                     15,850                   400
Entergy Corp.                                          7,917                   856
Equitable Resources, Inc.                              2,180                   122
Exelon Corp.                                          22,855                 1,741
FirstEnergy Corp.                                     16,890                 1,203
FPL Group, Inc.                                       16,780                 1,082
Great Plains Energy, Inc.                              5,870                   164
Hawaiian Electric Industries, Inc.                     8,770                   197
IDACORP, Inc.                                          4,240                   138
Integrys Energy Group, Inc.                            2,935                   143
MDU Resources Group, Inc.                              8,680                   225
Mirant Corp. *                                        14,845                   547
National Fuel Gas Co.                                  4,445                   192
New Jersey Resources Corp.                               720                    34
Nicor, Inc.                                            1,840                    75
NiSource, Inc.                                        27,175                   516
Northeast Utilities                                    8,015                   222
NorthWestern Corp.                                     2,725                    79
NRG Energy, Inc. *                                     4,960                   191
NSTAR                                                  5,880                   191
OGE Energy Corp.                                       7,165                   234
ONEOK, Inc.                                            7,170                   337
Pepco Holdings, Inc.                                  12,965                   330
PG&E Corp.                                            18,715                   768
Piedmont Natural Gas Co., Inc.                         3,550                    89
Pinnacle West Capital Corp.                            6,885                   265
PNM Resources, Inc.                                    2,245                    43
Portland General Electric Co.                         10,945                   270
PPL Corp.                                             13,355                   653
Progress Energy, Inc.                                 20,525                   927
Public Service Enterprise Group, Inc.                 11,540                 1,108
Puget Energy, Inc.                                     9,100                   238
Questar Corp.                                          3,650                   186
Reliant Energy, Inc. *                               185,320                 3,942
SCANA Corp.                                            7,685                   287
Sempra Energy                                          9,615                   537
Sierra Pacific Resources                              10,700                   160
Southern Co.                                          44,995                 1,636
Southern Union Co.                                     5,250                   143
Southwest Gas Corp.                                    2,425                    69
TECO Energy, Inc.                                     16,685                   278
The AES Corp. *                                       25,970                   495
UGI Corp.                                              4,120                   110
UIL Holdings Corp.                                       725                    25
Unisource Energy Corp.                                 2,625                    77
Vectren Corp.                                          5,165                   142
Westar Energy, Inc.                                    7,870                   192
WGL Holdings, Inc.                                     4,245                   137
Wisconsin Energy Corp.                                 5,370                   244
Xcel Energy, Inc.                                     34,980                   727
                                                                       ------------
                                                                            33,074
                                                                       ------------
TOTAL COMMON STOCK
(COST $546,340)                                                            496,694
                                                                       ------------

FOREIGN COMMON STOCK 0.1% OF NET ASSETS

ISRAEL  0.0%
-----------------------------------------------------------------------------------

SOFTWARE & SERVICES  0.0%
Check Point Software Technologies Ltd. *               2,355                    51

UNITED KINGDOM  0.1%
-----------------------------------------------------------------------------------

INSURANCE  0.1%
Willis Group Holdings Ltd.                             6,445                   227
                                                                       ------------
TOTAL FOREIGN COMMON STOCK
(COST $310)                                                                    278
                                                                       ------------

SECURITY                                         FACE AMOUNT            VALUE
          RATE, MATURITY DATE                    ($ X 1,000)         ($ X 1,000)

SHORT-TERM INVESTMENTS 2.0% OF NET ASSETS

REPURCHASE AGREEMENT  1.9%
-----------------------------------------------------------------------------------
Fixed Income Clearing Corp.
  dated 01/31/08, due 02/01/08 at 2.58%, with
  a maturity value of $9,547 (fully
  collateralized by Federal National Mortgage
  Association with a value of $9,738.)
                                                       9,546                 9,546

U.S. TREASURY OBLIGATIONS  0.1%
-----------------------------------------------------------------------------------
U.S. Treasury Bills
   2.19%, 03/20/08 (a)                                   115                   115
   3.07%, 03/20/08 (a)                                   240                   239
   3.10%, 03/20/08 (a)                                   145                   144
   3.24%, 03/20/08 (a)                                   140                   139
   3.25%, 03/20/08 (a)                                    80                    80
                                                                       ------------
                                                                               717
                                                                       ------------
TOTAL SHORT-TERM INVESTMENT
(COST $10,263)                                                              10,263
                                                                       ------------


END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 01/31/08, the tax basis cost of the fund's investments was $556,921 and the unrealized appreciation and depreciation were $10,662 nd ($60,348), respectively, with a net depreciation of ($49,686).

*     Non-income producing security.

SCHWAB FUNDAMENTAL US LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

(a) All or a portion of this security is held as collateral for open futures contracts.
(b)     Issuer is affiliated with the fund's adviser.

In addition to the above, the fund held the following at 01/31/08. All numbers are x1,000 except number of futures contracts.

                                       NUMBER OF         CONTRACT       UNREALIZED
                                       CONTRACTS          VALUE           GAINS

FUTURES CONTRACT

S & P 500 Index, e-mini, Long,
expires 03/20/08                             155           10,692              189

SCHWAB CAPITAL TRUST
SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 93.5%  COMMON STOCK                                     95,587           84,547
  2.8%  FOREIGN COMMON STOCK                              2,665            2,523
  1.9%  SHORT-TERM INVESTMENTS                            1,718            1,718
--------------------------------------------------------------------------------
 98.2%  TOTAL INVESTMENTS                                99,970           88,788
  1.8%  OTHER ASSETS AND
        LIABILITIES, NET                                                   1,585
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                        90,373

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
COMMON STOCK  93.5% OF NET ASSETS

AUTOMOBILES & COMPONENTS  0.9%
--------------------------------------------------------------------------------
Aftermarket Technology Corp. *                            2,485               63
Drew Industries, Inc. *                                   1,915               52
Fleetwood Enterprises, Inc. *                             9,315               44
Gentex Corp.                                              8,970              142
Modine Manufacturing Co.                                  6,415               99
Monaco Coach Corp.                                        4,335               44
Sauer-Danfoss, Inc.                                       3,440               74
Superior Industries International, Inc.                   5,960              109
Thor Industries, Inc.                                     3,410              120
Winnebago Industries, Inc.                                2,365               50
                                                                     -----------
                                                                             797

BANKS  8.1%
--------------------------------------------------------------------------------
1st Source Corp.                                          2,240               44
Alabama National BanCorp                                  1,180               92
AMCORE Financial, Inc.                                    2,260               50
Anchor BanCorp Wisconsin, Inc.                            2,145               54
Arrow Financial Corp.                                       921               20
BancFirst Corp.                                             975               44
Bank Mutual Corp.                                         4,660               57
Bank of the Ozarks, Inc.                                    860               21
BankUnited Financial Corp.,
   Class A                                                1,360                8
Banner Corp.                                              1,060               27
Boston Private Financial Holdings, Inc.                   1,940               44
Brookline Bancorp, Inc.                                   7,610               80
Camden National Corp.                                       745               24
Capital City Bank Group, Inc.                             1,295               38
Capitol Bancorp Ltd.                                        480               10
Capitol Federal Financial                                 4,180              135
Cascade Bancorp                                             555                7
Cathay General Bancorp                                    3,600               93
Centennial Bank Holdings, Inc. *                          4,730               31
Central Pacific Financial Corp.                           2,645               50
Chemical Financial Corp.                                  3,030               84
Citizens Republic Bancorp, Inc.                           7,700              109
City Bank                                                 1,980               43
City Holding Co.                                          1,490               57
CoBiz Financial, Inc.                                     1,275               18
Columbia Banking System, Inc.                               755               19
Community Bank System, Inc.                               3,250               71
Community Trust Bancorp, Inc.                             1,395               40
Corus Bankshares, Inc.                                    7,025               89
CVB Financial Corp.                                       7,380               82
Dime Community Bancshares                                 4,550               68
East West Bancorp, Inc.                                   2,765               67
F.N.B. Corp.                                              7,535              117
Farmers Capital Bank Corp.                                  970               26
Federal Agricultural Mortgage Corp., Class C              1,400               39
First Bancorp                                               905               16
First BanCorp Puerto Rico                                14,230              136
First Busey Corp.                                         4,315               94
First Charter Corp.                                       3,625               99
First Citizens BancShares, Inc., Class A                    758              103
First Commonwealth Financial Corp.                       11,290              131
First Community Bancorp                                   1,080               38
First Community Bancshares, Inc.                          1,475               51
First Financial Bancorp                                   5,990               70
First Financial Bankshares, Inc.                          1,705               64
First Financial Corp.                                     1,500               45
First Financial Holdings, Inc.                              985               24
First Merchants Corp.                                     2,465               67
First Midwest Bancorp, Inc.                               3,855              120
First Niagara Financial Group, Inc.                       9,055              115
FirstFed Financial Corp. *                                1,315               55
Flagstar Bancorp, Inc.                                   12,825              106
Flushing Financial Corp.                                  1,635               26
Frontier Financial Corp.                                  2,955               60
Glacier Bancorp, Inc.                                     2,280               42
Great Southern Bancorp, Inc.                                870               18
Hancock Holding Co.                                       2,330               97
Hanmi Financial Corp.                                     2,170               19
Harleysville National Corp.                               2,525               38
IBERIABANK Corp.                                            750               39
Independent Bank Corp., Massachusetts                       895               26
Independent Bank Corp., Michigan                          2,260               31
Integra Bank Corp.                                        2,645               39
International Bancshares Corp.                            6,312              131
Investors Bancorp, Inc. *                                 4,865               74
Irwin Financial Corp.                                     3,175               37
Kearny Financial Corp.                                    2,735               32
KeyCorp                                                       1               --
KNBT Bancorp, Inc.                                        1,950               36
Lakeland Bancorp, Inc.                                    1,937               25
MB Financial, Inc.                                        2,345               73

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Midwest Banc Holdings, Inc.                               2,220               25
Municipal Mortgage & Equity LLC                           5,470               39
Nara Bancorp, Inc.                                        1,280               16
National Penn Bancshares, Inc.                            5,615               97
NBT Bancorp, Inc.                                         4,455              101
NewAlliance Bancshares, Inc.                              7,375               91
Northwest Bancorp, Inc.                                   2,780               81
Ocwen Financial Corp. *                                   2,705               17
Old National Bancorp                                      9,125              153
Old Second Bancorp, Inc.                                    775               22
Omega Financial Corp.                                     2,210               67
Oriental Financial Group, Inc.                            3,155               50
Pacific Capital Bancorp                                   4,570               98
Park National Corp.                                       1,710              123
Peoples Bancorp, Inc.                                     1,475               35
PFF Bancorp, Inc.                                         2,220               28
Pinnacle Financial Partners, Inc. *                         700               16
PrivateBancorp, Inc.                                      1,255               46
Prosperity Bancshares, Inc.                               1,600               46
Provident Bankshares Corp.                                2,830               59
Provident Financial Services, Inc.                        4,990               69
Provident New York Bancorp                                2,685               37
Renasant Corp.                                            2,500               52
S&T Bancorp, Inc.                                         2,590               81
S.Y. Bancorp, Inc.                                          965               25
Sandy Spring Bancorp, Inc.                                1,595               48
Santander BanCorp                                         4,160               43
Seacoast Banking Corp. of Florida                         1,790               22
Signature Bank *                                          1,590               53
Simmons First National Corp., Class A                     1,400               40
Sterling Bancorp                                          2,245               32
Sterling Bancshares, Inc.                                 5,225               52
Sterling Financial Corp.                                  2,370               37
Sterling Financial Corp., Washington                      1,740               31
Suffolk Bancorp                                             765               23
Sun Bancorp, Inc. *                                       2,546               37
Susquehanna Bancshares, Inc.                              9,054              192
SVB Financial Group *                                     2,235              108
Texas Capital Bancshares, Inc. *                            900               16
TierOne Corp.                                             1,185               24
Tompkins Financial Corp.                                    865               36
Triad Guaranty, Inc. *                                      705                5
TrustCo Bank Corp. NY                                    11,870              122
UCBH Holdings, Inc.                                       4,800               68
UMB Financial Corp.                                       3,301              139
Umpqua Holdings Corp.                                     2,590               43
United Bankshares, Inc.                                   4,595              148
United Community Banks, Inc.                              2,235               43
W Holding Co., Inc.                                      24,080               35
Washington Trust Bancorp, Inc.                            1,085               27
Wauwatosa Holdings, Inc. *                                1,300               17
WesBanco, Inc.                                            3,270               90
West Coast Bancorp                                          765               12
Westamerica Bancorp                                       2,570              127
Western Alliance Bancorp *                                  965               16
Wilshire Bancorp, Inc.                                    2,265               18
Wintrust Financial Corp.                                  1,400               53
WSFS Financial Corp.                                        235               13
                                                                     -----------
                                                                           7,279

CAPITAL GOODS  11.2%
--------------------------------------------------------------------------------
A.O. Smith Corp.                                          3,760              132
A.S.V., Inc. *                                              605               11
AAON, Inc.                                                1,132               20
AAR Corp. *                                               1,940               57
Accuride Corp. *                                          7,160               45
Actuant Corp., Class A                                    3,020               82
Albany International Corp.,
   Class A                                                3,630              127
American Railcar Industries, Inc.                           750               13
American Science & Engineering, Inc.                        130                7
American Woodmark Corp.                                     895               19
Ameron International Corp.                                  860               77
AMETEK, Inc.                                              4,815              212
Apogee Enterprises, Inc.                                  2,595               45
Applied Industrial Technologies, Inc.                     5,020              152
Argon ST, Inc. *                                            965               17
Astec Industries, Inc. *                                  1,590               49
Baldor Electric Co.                                       2,470               75
Barnes Group, Inc.                                        5,325              142
BE Aerospace, Inc. *                                      4,345              168
Beacon Roofing Supply, Inc. *                             5,130               48
Belden, Inc.                                              2,260               96
Blount International, Inc. *                              4,805               56
Brady Corp., Class A                                      3,515              107
Bucyrus International, Inc.,
   Class A                                                  955               89
Cascade Corp.                                               755               39
Ceradyne, Inc. *                                            750               36
Chart Industries, Inc. *                                  5,000              127
CIRCOR International, Inc.                                1,390               59
CLARCOR, Inc.                                             3,225              121
Cubic Corp.                                               2,890               78
Curtiss-Wright Corp.                                      3,305              138
Donaldson Co., Inc.                                       3,975              167
DRS Technologies, Inc.                                    2,760              148
DynCorp International, Inc.,
   Class A *                                              5,785              119
Electro Rent Corp.                                        4,405               62
Encore Wire Corp.                                         2,240               37
Energy Conversion Devices, Inc. *                           530               12
EnerSys *                                                 8,875              204
EnPro Industries, Inc. *                                  2,990               90
ESCO Technologies, Inc. *                                 1,600               60
Esterline Technologies Corp. *                            3,070              143
Evergreen Solar, Inc. *                                     405                5
Fastenal Co.                                              4,620              187
Federal Signal Corp.                                      9,300              108
Franklin Electric Co., Inc.                               1,180               44
FreightCar America, Inc.                                    735               28
Gardner Denver, Inc. *                                    2,695               87
GenCorp, Inc. *                                           4,650               55
General Cable Corp. *                                     2,255              131
Gibraltar Industries, Inc.                                3,555               47
Goodman Global, Inc. *                                    7,720              194

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Graco, Inc.                                               3,340              114
GrafTech International Ltd. *                             8,210              124
Granite Construction, Inc.                                2,895              110
Griffon Corp. *                                           5,365               58
H&E Equipment Services, Inc. *                            1,120               19
HEICO Corp.                                                 200                9
HEICO Corp., Class A                                        645               23
Hexcel Corp. *                                            6,305              138
IDEX Corp.                                                4,842              151
II-VI, Inc. *                                               765               25
Insituform Technologies, Inc., Class A *                  2,275               29
Interline Brands, Inc. *                                  3,860               77
Ionatron, Inc. *                                          4,100               11
Joy Global, Inc.                                          2,905              183
Kaman Corp.                                               3,620              107
Kaydon Corp.                                              1,615               71
Lawson Products, Inc.                                       980               31
Lincoln Electric Holdings, Inc.                           2,680              165
Lindsay Corp.                                               640               39
McDermott International, Inc. *                           4,690              221
Medis Technologies Ltd. *                                   200                2
Moog, Inc., Class A *                                     3,315              153
MSC Industrial Direct Co., Inc., Class A                  3,225              132
MTC Technologies, Inc. *                                    585               14
NCI Building Systems, Inc. *                              1,945               56
Nordson Corp.                                             2,155              107
Orbital Sciences Corp. *                                  4,055               94
Perini Corp. *                                            2,680               94
Powell Industries, Inc. *                                 1,270               50
Power-One, Inc. *                                         2,250                5
Raven Industries, Inc.                                    1,165               35
Regal-Beloit Corp.                                        2,565               97
Robbins & Myers, Inc.                                     1,400               93
Roper Industries, Inc.                                    3,620              202
Rush Enterprises, Inc., Class A *                         7,000              117
Simpson Manufacturing Co., Inc.                           2,985               82
Standex International Corp.                               3,050               55
Superior Essex, Inc. *                                    3,945               95
TAL International Group, Inc.                             4,090               90
Taser International, Inc. *                               1,530               18
Teledyne Technologies, Inc. *                             2,570              133
Tennant Co.                                               1,710               56
The Gorman-Rupp Co.                                       1,713               47
The Greenbrier Cos., Inc.                                 2,120               41
The Manitowoc Co., Inc.                                   5,130              196
The Middleby Corp. *                                        648               39
The Toro Co.                                              2,670              132
Thomas & Betts Corp. *                                    3,425              155
TransDigm Group, Inc. *                                   7,280              301
Tredegar Corp.                                            4,175               58
Triumph Group, Inc.                                       2,030              110
UAP Holding Corp.                                         5,670              217
Universal Forest Products, Inc.                           2,770              100
Valmont Industries, Inc.                                  1,610              135
Vicor Corp.                                               2,875               35
Wabash National Corp.                                     3,045               28
Wabtec Corp.                                              2,360               81
Walter Industries, Inc.                                   5,995              251
Watsco, Inc.                                              2,045               75
Watts Water Technologies, Inc., Class A                   3,775              112
Woodward Governor Co.                                     2,350              147
Xerium Technologies, Inc.                                 4,455               21
                                                                     -----------
                                                                          10,138

COMMERCIAL SERVICES & SUPPLIES  4.0%
--------------------------------------------------------------------------------
ABM Industries, Inc.                                      6,410              133
Administaff, Inc.                                         2,260               68
American Reprographics Co. *                              2,710               43
Bowne & Co., Inc.                                         5,350               66
CBIZ, Inc. *                                              8,995               85
CDI Corp.                                                 3,320               65
Cenveo, Inc. *                                            5,875               91
Clean Harbors, Inc. *                                     1,265               70
Consolidated Graphics, Inc. *                             1,280               64
Copart, Inc. *                                            4,265              174
CoStar Group, Inc. *                                        640               27
Courier Corp.                                             1,255               33
Covanta Holding Corp. *                                   4,915              125
CRA International, Inc. *                                   445               19
Diamond Management & Technology Consultants,
   Inc.                                                   1,500                7
Ennis, Inc.                                               2,140               34
FTI Consulting, Inc. *                                    2,665              147
G & K Services, Inc., Class A                             2,150               86
Healthcare Services Group, Inc.                           1,370               33
Heidrick & Struggles International, Inc.                    870               24
Herman Miller, Inc.                                       3,230              103
Hudson Highland Group, Inc. *                             2,685               18
Huron Consulting Group, Inc. *                              130                9
IHS, Inc., Class A *                                      1,710              106
Innerworkings, Inc. *                                       200                3
Interface, Inc., Class A                                  5,225               83
Kenexa Corp. *                                              535               10
Kimball International, Inc., Class B                      5,925               73
Knoll, Inc.                                               8,000              107
Korn/Ferry International *                                2,530               41
Layne Christensen Co. *                                   1,500               55
LECG Corp. *                                              2,155               18
McGrath Rentcorp                                          2,225               52
Mine Safety Appliances Co.                                2,985              133
Mobile Mini, Inc. *                                       1,925               29
Navigant Consulting, Inc. *                               2,325               28
Pike Electric Corp. *                                     2,020               34
Resources Connection, Inc.                                  900               19
Rollins, Inc.                                             5,415               96
Schawk, Inc.                                              1,860               27
School Specialty, Inc. *                                  3,000               97
Spherion Corp. *                                         18,590              124
Stericycle, Inc. *                                        2,790              165
TeleTech Holdings, Inc. *                                 3,330               66
Tetra Tech, Inc. *                                        5,555              109
The Advisory Board Co. *                                    330               21

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
The Corporate Executive Board Co.                           950               55
The Geo Group, Inc. *                                     2,590               62
The Standard Register Co.                                 8,450               82
TrueBlue, Inc. *                                          3,730               53
Viad Corp.                                                4,165              111
Volt Information Sciences, Inc. *                         3,150               59
Waste Connections, Inc. *                                 4,730              138
Watson Wyatt Worldwide, Inc., Class A                     1,495               74
                                                                     -----------
                                                                           3,654

CONSUMER DURABLES & APPAREL  3.0%
--------------------------------------------------------------------------------
Avatar Holdings, Inc. *                                     645               28
Blyth, Inc.                                               7,590              165
Brookfield Homes Corp.                                    4,595               78
Callaway Golf Co.                                         7,955              142
Carter's, Inc. *                                          3,025               56
Champion Enterprises, Inc. *                             10,605              104
Columbia Sportswear Co.                                   2,880              126
Crocs, Inc. *                                               460               16
CSS Industries, Inc.                                      1,395               41
Deckers Outdoor Corp. *                                     430               52
Ethan Allen Interiors, Inc.                               3,985              123
Fossil, Inc. *                                            4,605              156
Iconix Brand Group, Inc. *                                  900               19
JAKKS Pacific, Inc. *                                     3,925               92
Jarden Corp. *                                            5,777              145
K-Swiss, Inc., Class A                                    2,530               46
Kenneth Cole Productions, Inc., Class A                   2,640               46
Leapfrog Enterprises, Inc. *                              8,535               56
Marine  Products Corp.                                    3,180               29
National Presto Industries, Inc.                            445               25
Nautilus, Inc.                                            1,875                9
Oxford Industries, Inc.                                   1,510               34
Palm Harbor Homes, Inc. *                                 6,100               46
Phillips-Van Heusen Corp.                                 2,770              117
Pool Corp.                                                2,680               66
Quiksilver, Inc. *                                       11,050              105
RC2 Corp. *                                               1,720               32
Russ Berrie & Co., Inc. *                                 8,355              120
Sealy Corp.                                               5,130               48
Skechers U.S.A., Inc., Class A *                          3,385               68
Skyline Corp.                                             1,485               43
Smith & Wesson Holding Corp. *                              200                1
Steven Madden Ltd. *                                        575               10
Tempur-Pedic International, Inc.                          4,615               91
The Warnaco Group, Inc. *                                 5,660              203
Under Armour, Inc., Class A *                               235                9
UniFirst Corp.                                            2,025               83
Volcom, Inc. *                                            1,235               25
Wolverine World Wide, Inc.                                3,750               95
                                                                     -----------
                                                                           2,750

CONSUMER SERVICES  4.6%
--------------------------------------------------------------------------------
AFC Enterprises, Inc. *                                   9,200               85
Ambassadors Group, Inc.                                     880               16
Ameristar Casinos, Inc.                                   3,335               73
Bally Technologies, Inc. *                                3,525              168
BJ's Restaurants, Inc. *                                    560               10
Bluegreen Corp. *                                         5,470               47
Bob Evans Farms, Inc.                                     4,265              127
Bright Horizons Family Solutions, Inc. *                  1,295               55
California Pizza Kitchen, Inc. *                          1,900               25
Capella Education Co. *                                   1,000               63
CEC Entertainment, Inc. *                                 2,480               58
Chipotle Mexican Grill, Inc.,
   Class A *                                                960              117
Choice Hotels International, Inc.                         1,090               36
Churchill Downs, Inc.                                     1,595               81
CKE Restaurants, Inc.                                     4,465               59
Coinstar, Inc. *                                          2,425               75
Corinthian Colleges, Inc. *                               6,765               57
DeVry, Inc.                                               4,485              248
Domino's Pizza, Inc.                                      4,915               67
Gaylord Entertainment Co. *                               2,140               62
IHOP Corp.                                                1,290               69
International Speedway Corp., Class A                     3,090              126
Isle of Capri Casinos, Inc. *                             5,775               64
ITT Educational Services, Inc. *                          1,155              105
Jackson Hewitt Tax Service, Inc.                          1,705               38
Krispy Kreme Doughnuts, Inc. *                            4,275               12
Landry's Restaurants, Inc.                                2,940               60
Life Time Fitness, Inc. *                                 1,585               70
Matthews International Corp., Class A                     1,615               79
MTR Gaming Group, Inc. *                                  2,105               14
Multimedia Games, Inc. *                                  3,280               25
O'Charley's, Inc.                                         4,475               62
P.F. Chang's China Bistro, Inc. *                         1,605               46
Panera Bread Co., Class A *                               1,175               44
Papa John's International, Inc. *                         3,110               79
Penn National Gaming, Inc. *                              3,540              185
Pinnacle Entertainment, Inc. *                            3,685               67
Pre-Paid Legal Services, Inc. *                             760               42
Red Robin Gourmet Burgers, Inc. *                         1,080               38
Regis Corp.                                               4,375              111
Ruby Tuesday, Inc.                                        2,970               23
Scientific Games Corp., Class A *                         3,630               86
Shuffle Master, Inc. *                                    1,560               15
Sonic Corp. *                                             4,700              104
Sotheby's                                                 1,600               50
Speedway Motorsports, Inc.                                3,615              110
Steiner Leisure Ltd. *                                      760               28
Stewart Enterprises, Inc., Class A                       12,260               87
Strayer Education, Inc.                                     347               60
Texas Roadhouse, Inc., Class A *                          2,710               33
The Cheesecake Factory, Inc. *                            3,335               73
The Marcus Corp.                                          3,130               55
The Steak n Shake Co. *                                   6,070               53
Triarc Cos., Inc., Class A                                1,765               17
Triarc Cos., Inc., Class B                                1,145               11
Universal Technical Institute,
   Inc. *                                                   780               12
Vail Resorts, Inc. *                                      2,560              121

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Weight Watchers International, Inc.                       2,380              101
WMS Industries, Inc. *                                    2,392               89
Wynn Resorts Ltd.                                         1,485              171
                                                                     -----------
                                                                           4,164

DIVERSIFIED FINANCIALS  2.7%
--------------------------------------------------------------------------------
Advance America Cash Advance Centers, Inc.                9,515               85
Advanta Corp., Class A                                      352                3
Advanta Corp., Class B                                    2,242               22
Affiliated Managers Group, Inc. *                         1,419              140
Apollo Investment Corp.                                   3,614               55
Ares Capital Corp.                                        3,995               56
Asset Acceptance Capital Corp.                            2,960               29
Calamos Asset Management, Inc., Class A                   2,575               56
Capital Southwest Corp.                                      66                8
Cash America International, Inc.                          1,905               62
Cohen & Steers, Inc.                                      1,240               35
CompuCredit Corp. *                                       3,265               48
Credit Acceptance Corp. *                                 2,675               45
Dollar Financial Corp. *                                    765               19
Eaton Vance Corp.                                         4,515              168
Encore Capital Group, Inc. *                              2,155               17
Financial Federal Corp.                                   1,110               27
First Cash Financial Services,
   Inc. *                                                   590                6
GAMCO Investors, Inc., Class A                            2,135              127
GFI Group, Inc. *                                           755               67
Greenhill & Co., Inc.                                       435               29
IntercontinentalExchange, Inc. *                            225               32
Investment Technology Group, Inc. *                       2,255              106
Knight Capital Group, Inc.,
   Class A *                                              8,145              136
LaBranche & Co., Inc. *                                   7,975               46
MCG Capital Corp.                                         8,105              107
Nasdaq Stock Market, Inc. *                               3,830              177
Nelnet, Inc., Class A                                     4,960               66
optionsXpress Holdings, Inc.                              1,610               44
PICO Holdings, Inc. *                                       945               31
Piper Jaffray Cos., Inc. *                                1,905               90
Portfolio Recovery Associates, Inc.                         545               20
Resource America, Inc., Class A                             975               12
SEI Investments Co.                                       4,690              130
SWS Group, Inc.                                           1,520               23
The First Marblehead Corp.                                2,010               33
TradeStation Group, Inc. *                                1,585               17
Waddell & Reed Financial, Inc., Class A                   5,800              192
World Acceptance Corp. *                                  1,260               38
                                                                     -----------
                                                                           2,404

ENERGY  7.6%
--------------------------------------------------------------------------------
Alon USA Energy, Inc.                                     4,180               76
Alpha Natural Resources, Inc. *                           5,545              186
Atlas America, Inc.                                       1,032               53
ATP Oil & Gas Corp. *                                       745               28
Atwood Oceanics, Inc. *                                   1,070               89
Aventine Renewable Energy Holdings, Inc. *                6,415               61
Basic Energy Services, Inc. *                             2,245               40
Berry Petroleum Co., Class A                              2,260               85
Bill Barrett Corp. *                                      2,880              120
Bois d'Arc Energy, Inc. *                                 4,165               80
Brigham Exploration Co. *                                 4,815               33
Bristow Group, Inc. *                                     2,985              150
Bronco Drilling Co., Inc. *                                 605                9
Cabot Oil & Gas Corp.                                     3,950              153
Cal Dive International, Inc. *                            1,843               17
CARBO Ceramics, Inc.                                      1,480               51
Carrizo Oil & Gas, Inc. *                                   955               47
Cheniere Energy, Inc. *                                     340               10
Clayton Williams Energy, Inc. *                           1,605               58
Complete Production Services, Inc. *                      6,210               99
Comstock Resources, Inc. *                                4,075              129
Copano Energy LLC                                         2,200               78
Crosstex Energy, Inc.                                     2,260               74
Delek US Holdings, Inc.                                   5,970               98
Delta Petroleum Corp. *                                   2,315               46
Denbury Resources, Inc. *                                11,970              303
Dril-Quip, Inc. *                                         1,285               62
Enbridge Energy Management LLC *                            658               35
Encore Acquisition Co. *                                  4,905              160
Energy Partners Ltd. *                                    3,775               46
EXCO Resources, Inc. *                                    6,105               92
General Maritime Corp.                                    4,165              103
Global Industries Ltd. *                                  6,405              113
Goodrich Petroleum Corp. *                                1,230               25
Grey Wolf, Inc. *                                        11,385               68
GulfMark Offshore, Inc. *                                 1,285               54
Harvest Natural Resources, Inc. *                         7,450               90
Helix Energy Solutions Group, Inc. *                      3,555              131
Helmerich & Payne, Inc.                                   5,895              231
Hercules Offshore, Inc. *                                 4,216               97
Holly Corp.                                               2,570              124
Hornbeck Offshore Services, Inc. *                        1,940               75
International Coal Group, Inc. *                         21,255              132
ION Geophysical Corp. *                                   3,105               39
Kinder Morgan Management LLC *                            2,779              150
Lufkin Industries, Inc.                                     755               40
Mariner Energy, Inc. *                                    6,400              160
Newpark Resources, Inc. *                                 9,340               45
Oceaneering International, Inc. *                         3,100              179
Oil States International, Inc. *                          4,810              169
Pacific Ethanol, Inc. *                                     200                1
Parallel Petroleum Corp. *                                  955               13
Parker Drilling Co. *                                    10,450               73
Penn Virginia Corp.                                       1,940               83
Petrohawk Energy Corp. *                                  4,820               76

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Petroleum Development Corp. *                               855               49
PetroQuest Energy, Inc. *                                 2,585               33
Pioneer Drilling Co. *                                    1,260               13
Quicksilver Resources, Inc. *                             2,125              121
Range Resources Corp.                                     3,510              183
Rentech, Inc. *                                           1,200                2
Rosetta Resources, Inc. *                                 6,930              121
RPC, Inc.                                                 2,415               26
St. Mary Land & Exploration Co.                           3,700              130
Superior Energy Services, Inc. *                          3,770              151
Swift Energy Co. *                                        3,305              143
TETRA Technologies, Inc. *                                2,380               37
Toreador Resources Corp. *                                  200                2
Ultra Petroleum Corp. *                                   2,140              147
Unit Corp. *                                              3,210              161
VeraSun Energy *                                          4,075               43
Verenium Corp. *                                            200                1
W&T Offshore, Inc.                                        4,720              134
W-H Energy Services, Inc. *                               2,130              104
Warren Resources, Inc. *                                  2,830               36
Western Refining, Inc.                                    4,935              105
Whiting Petroleum Corp. *                                 4,550              245
                                                                     -----------
                                                                           6,826

FOOD & STAPLES RETAILING  0.5%
--------------------------------------------------------------------------------
Casey's General Stores, Inc.                              6,200              161
PriceSmart, Inc.                                          3,500              100
The Andersons, Inc.                                       1,605               73
United Natural Foods, Inc. *                              4,055               97
                                                                     -----------
                                                                             431

FOOD, BEVERAGE & TOBACCO  1.6%
--------------------------------------------------------------------------------
Alico, Inc.                                                 230               10
Alliance One International, Inc. *                       14,530               55
Central European Distribution Corp. *                     2,560              134
Darling International, Inc. *                             3,000               35
Farmer Brothers Co.                                       2,425               57
Flowers Foods, Inc.                                       7,637              183
Hansen Natural Corp. *                                      755               29
J & J Snack Foods Corp.                                     875               22
Lancaster Colony Corp.                                    3,765              131
Lance, Inc.                                               4,660               85
Ralcorp Holdings, Inc. *                                  2,345              128
Reddy Ice Holdings, Inc.                                  1,910               43
Sanderson Farms, Inc.                                     3,200              107
The Hain Celestial Group, Inc. *                          2,590               70
Tootsie Roll Industries, Inc.                             3,835               96
TreeHouse Foods, Inc. *                                   4,245               89
Vector Group Ltd.                                         7,724              143
                                                                     -----------
                                                                           1,417

HEALTH CARE EQUIPMENT & SERVICES  6.2%
--------------------------------------------------------------------------------
Align Technology, Inc. *                                    765                9
Alliance Imaging, Inc. *                                 10,975              117
Allscripts Healthcare Solutions, Inc. *                      40                1
Amedisys, Inc. *                                            870               37
American Medical Systems Holdings, Inc. *                 2,665               38
AMERIGROUP Corp. *                                        5,225              196
AMN Healthcare Services, Inc. *                           3,165               49
AmSurg Corp. *                                            3,825               99
Analogic Corp.                                              865               51
ArthroCare Corp. *                                          760               30
Aspect Medical Systems, Inc. *                              200                3
Brookdale Senior Living, Inc.                             1,400               31
Centene Corp. *                                           3,940               94
Cerner Corp. *                                            3,005              157
Chemed Corp.                                              1,495               77
CONMED Corp. *                                            3,135               76
CorVel Corp. *                                              465               11
Cross Country Healthcare, Inc. *                          3,865               49
Cyberonics, Inc. *                                          200                2
Datascope Corp.                                           1,905               62
Eclipsys Corp. *                                          1,080               28
Edwards Lifesciences Corp. *                              3,210              149
ev3, Inc. *                                                 307                3
Gen-Probe, Inc. *                                         1,395               80
Gentiva Health Services, Inc. *                           7,025              130
Greatbatch, Inc. *                                        1,720               39
Haemonetics Corp. *                                       1,700              102
HealthExtras, Inc. *                                      1,400               39
Healthspring, Inc. *                                      2,850               59
Healthways, Inc. *                                          760               43
Hlth Corp. *                                             11,170              125
Hologic, Inc. *                                           2,620              169
ICU Medical, Inc. *                                         650               18
IDEXX Laboratories, Inc. *                                2,140              121
Immucor, Inc. *                                             740               21
Integra LifeSciences Holdings *                           1,070               44
Intuitive Surgical, Inc. *                                  475              121
Invacare Corp.                                            6,865              167
InVentiv Health, Inc. *                                   1,990               65
Inverness Medical Innovations, Inc. *                     1,880               85
Kinetic Concepts, Inc. *                                  2,570              128
Landauer, Inc.                                              750               36
LCA-Vision, Inc.                                          1,230               20
Matria Healthcare, Inc. *                                 1,110               32
MedCath Corp. *                                           2,380               59
Mentor Corp.                                                890               31
Meridian Bioscience, Inc.                                 1,025               32
Merit Medical Systems, Inc. *                             2,920               47
Molina Healthcare, Inc. *                                 3,205              109
National Healthcare Corp.                                   650               33
Nighthawk Radiology Holdings, Inc. *                      1,000               16
NuVasive, Inc. *                                            200                8
Odyssey HealthCare, Inc. *                                4,300               38
Palomar Medical Technologies, Inc. *                        630                9
Pediatrix Medical Group, Inc. *                           2,455              167
PSS World Medical, Inc. *                                 5,770              100
Psychiatric Solutions, Inc. *                             1,595               48
Radiation Therapy Services, Inc. *                          860               25
RehabCare Group, Inc. *                                   4,245               89
Res-Care, Inc. *                                          5,325              119
ResMed, Inc. *                                            1,915               89

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Respironics, Inc. *                                       3,325              218
Sierra Health Services, Inc. *                            3,740              161
Sirona Dental Systems, Inc. *                             1,290               36
SonoSite, Inc. *                                            500               17
STERIS Corp.                                              6,610              164
Sun Healthcare Group, Inc. *                             10,000              172
Sunrise Senior Living, Inc. *                             4,145              119
SurModics, Inc. *                                           635               28
Symmetry Medical, Inc. *                                  2,570               47
The Cooper Cos., Inc.                                     2,485               98
The TriZetto Group, Inc. *                                1,195               23
Thoratec Corp. *                                          2,145               34
Universal American Financial Corp. *                      5,795              121
VCA Antech, Inc. *                                        2,475               96
Vital Signs, Inc.                                           645               31
WellCare Health Plans, Inc. *                             1,285               60
West Pharmaceutical Services, Inc.                        1,720               67
Wright Medical Group, Inc. *                              2,150               59
Young Innovations, Inc.                                     340                7
Zoll Medical Corp. *                                        875               23
                                                                     -----------
                                                                           5,613

HOUSEHOLD & PERSONAL PRODUCTS  1.0%
--------------------------------------------------------------------------------
Bare Escentuals, Inc. *                                   5,135              122
Central Garden & Pet Co. *                                3,000               16
Central Garden & Pet Co.,
   Class A *                                              5,230               26
Chattem, Inc. *                                             755               58
Church & Dwight Co., Inc.                                 3,215              171
Elizabeth Arden, Inc. *                                   3,770               76
Herbalife Ltd.                                            4,605              183
Nu Skin Enterprises, Inc., Class A                        7,410              122
Prestige Brands Holdings, Inc. *                          5,010               37
USANA Health Sciences, Inc. *                               630               27
WD-40 Co.                                                 1,915               65
                                                                     -----------
                                                                             903

INSURANCE  3.5%
--------------------------------------------------------------------------------
Alfa Corp.                                                7,415              162
American Equity Investment Life Holding Co.               5,435               45
Argo Group International Holdings Ltd. *                  3,459              141
Baldwin & Lyons, Inc., Class B                            2,350               63
Brown & Brown, Inc.                                       4,940              111
Citizens, Inc. *                                          4,280               26
CNA Surety Corp. *                                        3,320               59
Crawford & Co., Class A *                                 6,605               29
Crawford & Co., Class B *                                 9,515               48
Delphi Financial Group, Inc., Class A                     3,320              104
FBL Financial Group, Inc.,
   Class A                                                3,200              106
First Acceptance Corp. *                                  8,999               36
Harleysville Group, Inc.                                  3,335              119
Hilb Rogal & Hobbs Co.                                    2,260               82
Hilltop Holdings, Inc. *                                  3,690               41
Horace Mann Educators Corp.                               5,670              104
Infinity Property & Casualty Corp.                        2,445               98
IPC Holdings Ltd.                                         4,735              122
Kansas City Life Insurance Co.                            2,235              105
National Financial Partners Corp.                         2,025               73
National Western Life Insurance Co., Class A                364               68
Philadelphia Consolidated Holding Corp. *                 3,095              111
PMA Capital Corp., Class A *                              8,870               71
Presidential Life Corp.                                   3,445               63
ProAssurance Corp. *                                      2,045              118
RLI Corp.                                                 1,810              102
Safety Insurance Group, Inc.                              1,805               70
Selective Insurance Group, Inc.                           6,640              159
State Auto Financial Corp.                                3,230               90
Stewart Information Services Corp.                        4,470              153
The Midland Co.                                           1,915              123
The Navigators Group, Inc. *                              1,485               86
Tower Group, Inc.                                           735               22
United America Indemnity Ltd., Class A *                  2,790               57
United Fire & Casualty Co.                                2,260               75
Zenith National Insurance Corp.                           2,890              115
                                                                     -----------
                                                                           3,157

MATERIALS  5.8%
--------------------------------------------------------------------------------
A. Schulman, Inc.                                         5,670              116
AMCOL International Corp.                                 1,920               47
Apex Silver Mines Ltd. *                                  1,395               20
AptarGroup, Inc.                                          4,940              186
Arch Chemicals, Inc.                                      3,750              126
Buckeye Technologies, Inc. *                              7,580              100
Carpenter Technology Corp.                                2,360              146
Century Aluminum Co. *                                    2,315              120
CF Industries Holdings, Inc.                              3,325              356
Cleveland-Cliffs, Inc.                                    1,720              175
Coeur d'Alene Mines Corp. *                               7,795               36
Compass Minerals International, Inc.                      3,330              141
Deltic Timber Corp.                                         740               40
Eagle Materials, Inc.                                     3,090              117
Esmark, Inc. *                                               38               --
Ferro Corp.                                               8,430              149
Georgia Gulf Corp.                                       10,605               83
Glatfelter                                                6,845               99
H.B. Fuller Co.                                           6,180              128
Headwaters, Inc. *                                        4,920               55
Hecla Mining Co. *                                        3,365               31
Innospec, Inc.                                            2,180               34
Metal Management, Inc.                                    1,820               90
Minerals Technologies, Inc.                               1,930              105
Myers Industries, Inc.                                    4,205               49
Neenah Paper, Inc.                                        1,815               49
NewMarket Corp.                                           2,335              126
NL Industries, Inc.                                      15,065              170
OM Group, Inc. *                                          3,515              202
PolyOne Corp. *                                          23,105              142

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Quanex Corp.                                              3,950              207
Rock-Tenn Co., Class A                                    5,315              152
Royal Gold, Inc.                                            830               25
RTI International Metals, Inc. *                            740               41
Schnitzer Steel Industries, Inc., Class A                 2,140              121
Schweitzer-Mauduit International, Inc.                    3,310               79
Sensient Technologies Corp.                               6,845              182
Spartech Corp.                                            3,585               53
Stepan Co.                                                2,365               71
Stillwater Mining Co. *                                   6,540               68
Symyx Technologies, Inc. *                                  610                4
Terra Industries, Inc. *                                  8,390              378
Texas Industries, Inc.                                    2,445              139
Titanium Metals Corp.                                     6,090              132
Tronox, Inc., Class A                                     1,805               13
Tronox, Inc., Class B                                     1,850               14
W.R. Grace & Co. *                                        5,565              126
Wausau Paper Corp.                                        8,010               72
Westlake Chemical Corp.                                   6,585              132
Zoltek Cos., Inc. *                                         200                7
                                                                     -----------
                                                                           5,254

MEDIA  2.5%
--------------------------------------------------------------------------------
Arbitron, Inc.                                              860               34
Carmike Cinemas, Inc.                                     2,675               16
Citadel Broadcasting Corp.                               24,565               36
CKX, Inc. *                                               2,335               23
Cox Radio, Inc., Class A *                               12,395              148
Crown Media Holdings, Inc.,
   Class A *                                              4,125               24
CTC Media, Inc. *                                         3,100               83
Cumulus Media Inc., Class A *                             9,485               61
DreamWorks Animation SKG, Inc., Class A *                 5,945              145
Entercom Communications Corp., Class A                    5,325               66
Entravision Communications Corp., Class A *              14,155              100
Fisher Communications, Inc. *                               645               21
Gemstar-TV Guide International, Inc. *                   27,780              120
Gray Television, Inc.                                     7,915               60
Harte-Hanks, Inc.                                         4,735               76
Interactive Data Corp.                                    5,785              168
John Wiley & Sons, Inc., Class A                          3,215              127
Journal Communications, Inc., Class A                    12,755              105
Lee Enterprises, Inc.                                     6,370               76
Lin TV Corp., Class A *                                  10,060              131
Martha Stewart Living Omnimedia, Inc., Class A *            280                2
Marvel Entertainment, Inc. *                              3,715              105
Media General, Inc., Class A                              4,370               83
Mediacom Communications Corp., Class A *                 21,940              109
Morningstar, Inc. *                                         435               29
PRIMEDIA, Inc.                                            7,229               59
R.H. Donnelley Corp. *                                      745               22
Radio One, Inc., Class D *                               11,530               18
RCN Corp. *                                               1,920               22
Sinclair Broadcast Group, Inc., Class A                  10,410               94
Valassis Communications, Inc. *                           8,085               77
Westwood One, Inc.                                       11,320               18
                                                                     -----------
                                                                           2,258

PHARMACEUTICALS & BIOTECHNOLOGY  3.4%
--------------------------------------------------------------------------------
Affymetrix, Inc. *                                        2,390               48
Albany Molecular Research, Inc. *                         5,445               59
Alpharma, Inc., Class A *                                 6,295              129
Applera Corp.-Celera Group *                              2,585               40
Bio-Rad Laboratories, Inc.,
   Class A *                                              2,350              224
Bruker BioSciences Corp. *                                4,035               41
Cambrex Corp.                                             1,280               12
Celgene Corp. *                                           1,090               61
Cephalon, Inc. *                                          2,135              140
Covance, Inc. *                                           2,675              222
Dionex Corp. *                                              750               53
Endo Pharmaceuticals Holdings, Inc. *                     4,410              115
Enzo Biochem, Inc. *                                      1,400               13
Enzon Pharmaceuticals, Inc. *                               200                2
eResearch Technology, Inc. *                              2,570               25
Geron Corp. *                                             3,800               19
Illumina, Inc. *                                             35                2
ImClone Systems, Inc. *                                     860               37
K-V Pharmaceutical Co.,
   Class A *                                              1,730               45
Keryx Biopharmaceuticals, Inc. *                            200                1
LifeCell Corp. *                                            235                9
Luminex Corp. *                                             200                3
Martek Biosciences Corp. *                                1,840               52
Maxygen, Inc. *                                           2,400               18
Medicis Pharmaceutical Corp., Class A                     2,325               47
Millennium Pharmaceuticals, Inc. *                       11,200              170
Millipore Corp. *                                         1,720              121
Momenta Pharmaceutical, Inc. *                              200                2
Myriad Genetics, Inc. *                                     530               23
Nabi Biopharmaceuticals *                                 1,535                5
Nektar Therapeutics *                                        85                1
Neurocrine Biosciences, Inc. *                            2,295               12
Noven Pharmaceuticals, Inc. *                               900               12
Onyx Pharmaceuticals, Inc. *                                 40                2
OSI Pharmaceuticals, Inc. *                                 230                9
Par Pharmaceutical Cos, Inc. *                            3,870               74
PAREXEL International Corp. *                             1,710               93
PDL BioPharma, Inc. *                                     2,740               41
Perrigo Co.                                               6,305              194
Pharmaceutical Product Development, Inc.                  3,965              172
Pharmanet Development Group, Inc. *                       1,695               69
Pharmion Corp. *                                          1,270               88
Salix Pharmaceuticals Ltd. *                              1,495               10
Sciele Pharma, Inc. *                                     1,835               44
Techne Corp. *                                              865               56

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
The Medicines Co. *                                         145                3
United Therapeutics Corp. *                                 430               36
Valeant Pharmaceuticals International *                   8,275               94
Varian, Inc. *                                            2,035              110
Ventana Medical Systems, Inc. *                             545               49
ViroPharma, Inc. *                                        2,000               18
Waters Corp. *                                            2,905              167
ZymoGenetics, Inc. *                                         70                1
                                                                     -----------
                                                                           3,093

REAL ESTATE  4.5%
--------------------------------------------------------------------------------
Acadia Realty Trust                                       1,825               46
Alexander's, Inc. *                                         200               70
Alexandria Real Estate Equities, Inc.                     1,284              126
Anthracite Capital, Inc.                                 13,725              103
Anworth Mortgage Asset Corp.                             11,655              103
Ashford Hospitality Trust                                 5,245               33
BioMed Realty Trust, Inc.                                 1,960               45
CapitalSource, Inc.                                       5,200               85
Cedar Shopping Centers, Inc.                              2,045               23
Corporate Office Properties Trust                         1,835               59
Deerfield Capital Corp.                                   5,970               48
DiamondRock Hospitality Co.                               2,175               29
Digital Realty Trust, Inc.                                2,970              106
Douglas Emmett, Inc.                                      3,000               69
EastGroup Properties, Inc.                                1,830               76
Entertainment Properties Trust                            1,830               91
Extra Space Storage, Inc.                                 2,565               39
FelCor Lodging Trust, Inc.                                6,950               94
Forest City Enterprises, Inc., Class A                    2,460               98
Franklin Street Properties Corp.                          6,770               97
FX Real Estate and Entertainment, Inc. *                    467                3
Getty Realty Corp.                                        3,860              101
GMH Communities Trust                                     1,075                6
Gramercy Capital Corp.                                    1,875               43
HomeBanc Corp. *                                          6,875               --
Inland Real Estate Corp.                                  8,170              109
Investors Real Estate Trust                               5,025               49
Jones Lang LaSalle, Inc.                                    881               69
Kilroy Realty Corp.                                       2,135              105
LaSalle Hotel Properties                                  1,840               50
Lexington Realty Trust                                    6,770              101
LTC Properties, Inc.                                      1,530               40
Maguire Properties, Inc.                                  3,740              103
MFA Mortgage Investments, Inc.                           28,890              295
Mid-America Apartment Communities, Inc.                   2,345              107
National Health Investors, Inc.                           3,935              116
National Retail Properties, Inc.                          7,655              174
OMEGA Healthcare Investors, Inc.                          5,390               89
Parkway Properties, Inc.                                  1,720               62
PS Business Parks, Inc.                                   1,710               86
RAIT Financial Trust                                      5,565               52
Ramco-Gershenson Properties Trust                         2,030               45
Saul Centers, Inc.                                        1,085               56
Sovran Self Storage, Inc.                                 1,910               76
Sun Communities, Inc.                                     3,955               76
Sunstone Hotel Investors, Inc.                            2,605               43
Tanger Factory Outlet Centers, Inc.                       1,730               65
Taubman Centers, Inc.                                     2,455              123
Tejon Ranch Co. *                                           230                9
The St. Joe Co.                                           2,970              115
U-Store-It Trust                                          2,615               25
Universal Health Realty Income Trust                      1,900               68
Urstadt Biddle Properties, Class A                        3,295               51
Washington Real Estate Investment Trust                   3,855              121
                                                                     -----------
                                                                           4,073

RETAILING  3.7%
--------------------------------------------------------------------------------
A.C. Moore Arts & Crafts, Inc. *                          2,260               27
Aaron Rents, Inc.                                         4,720               90
Aeropostale, Inc. *                                       4,370              123
bebe Stores, Inc.                                         2,890               33
Big 5 Sporting Goods Corp.                                1,940               23
Blue Nile, Inc. *                                           630               35
Brown Shoe Co., Inc.                                      3,362               58
Building Materials Holding Corp.                          4,800               33
Cabela's, Inc. *                                         24,980              368
Charlotte Russe Holding, Inc. *                             615               11
Chico's FAS, Inc. *                                       8,005               86
Christopher & Banks Corp.                                 3,540               45
Coldwater Creek, Inc. *                                   2,540               16
Conn's, Inc. *                                            2,965               57
Dick's Sporting Goods, Inc. *                             6,400              208
DSW, Inc., Class A *                                      2,145               40
Fred's, Inc., Class A                                     6,630               62
Genesco, Inc. *                                           2,480               83
GSI Commerce, Inc. *                                        980               16
Guess?, Inc.                                              2,235               83
Hibbett Sports, Inc. *                                      585               11
Hot Topic, Inc. *                                         6,220               34
J. Crew Group, Inc. *                                       330               15
Jo-Ann Stores, Inc. *                                     6,450               82
Jos. A. Bank Clothiers, Inc. *                            1,490               41
Lithia Motors, Inc., Class A                              6,035               92
LKQ Corp. *                                               6,350              114
Netflix, Inc. *                                           2,255               57
New York & Co., Inc. *                                    5,000               28
NutriSystem, Inc. *                                         530               15
Overstock.com, Inc. *                                     1,080               11
Pacific Sunwear of California, Inc. *                     8,150               91
Priceline.com, Inc. *                                     1,810              196
Select Comfort Corp. *                                    1,370               11
Stage Stores, Inc.                                        4,195               50
Stamps.com, Inc. *                                        2,345               25
Stein Mart, Inc.                                          5,495               35
Systemax, Inc.                                            5,185               72

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
The Buckle, Inc.                                          2,215               92
The Cato Corp., Class A                                   3,365               55
The Children's Place Retail Stores, Inc. *                2,040               38
The Dress Barn, Inc. *                                    3,875               47
The Gymboree Corp. *                                      1,820               70
The Men's Wearhouse, Inc.                                 4,055              103
Tractor Supply Co. *                                      3,140              121
Tuesday Morning Corp.                                     4,730               29
Tween Brands, Inc. *                                      2,365               76
Urban Outfitters, Inc. *                                  5,215              151
ValueVision Media, Inc., Class A *                        2,640               17
West Marine, Inc. *                                       4,880               42
Zumiez, Inc. *                                            1,030               20
                                                                     -----------
                                                                           3,338

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  2.8%
--------------------------------------------------------------------------------
Actel Corp. *                                             2,630               31
Advanced Analogic Technologies, Inc. *                    2,000               13
Advanced Energy Industries,
   Inc. *                                                 2,520               27
AMIS Holdings, Inc. *                                    13,565               99
Applied Micro Circuits Corp. *                            2,440               20
Asyst Technologies, Inc. *                                4,995               15
Atheros Communications *                                    745               20
ATMI, Inc. *                                              1,715               45
Axcelis Technologies, Inc. *                              5,260               21
Brooks Automation, Inc. *                                 3,590               44
Cabot Microelectronics Corp. *                            1,930               67
Cirrus Logic, Inc. *                                      2,835               12
Cohu, Inc.                                                1,610               24
Conexant Systems, Inc. *                                 24,520               17
Credence Systems Corp. *                                 10,615               14
Cree, Inc. *                                              6,295              186
Cymer, Inc. *                                             1,520               41
Cypress Semiconductor Corp. *                             8,205              174
Diodes, Inc. *                                            1,347               31
DSP Group, Inc. *                                         1,940               22
Entegris, Inc. *                                          9,165               71
Exar Corp. *                                              3,315               27
FEI Co. *                                                 1,920               44
FormFactor, Inc. *                                        1,465               36
Hittite Microwave Corp. *                                   735               29
Integrated Device Technology, Inc. *                      7,395               55
Kopin Corp. *                                             5,900               20
Lattice Semiconductor Corp. *                             9,225               24
MEMC Electronic Materials, Inc. *                         3,000              214
Micrel, Inc.                                              2,250               14
Microsemi Corp. *                                         1,945               44
MKS Instruments, Inc. *                                   3,150               59
Netlogic Microsystems, Inc. *                               540               14
OmniVision Technologies, Inc. *                           4,380               62
ON Semiconductor Corp. *                                 10,575               69
Pericom Semiconductor Corp. *                             1,820               25
Photronics, Inc. *                                        6,945               85
PMC-Sierra, Inc. *                                        5,125               24
Rambus, Inc. *                                            1,865               36
RF Micro Devices, Inc. *                                 12,665               41
Rudolph Technologies, Inc. *                              1,380               14
Semtech Corp. *                                           3,405               43
Silicon Image, Inc. *                                     2,460               11
Silicon Laboratories, Inc. *                              2,470               77
Silicon Storage Technology, Inc. *                        4,055               12
SiRF Technology Holdings, Inc. *                          1,965               30
Skyworks Solutions, Inc. *                               17,010              137
Standard Microsystems Corp. *                             1,290               39
Supertex, Inc. *                                            300                6
Tessera Technologies, Inc. *                                540               21
Trident Microsystems, Inc. *                                850                4
TriQuint Semiconductor, Inc. *                           11,820               56
Varian Semiconductor Equipment Associates, Inc. *         2,952               95
Veeco Instruments, Inc. *                                 2,140               30
Zoran Corp. *                                             4,135               49
                                                                     -----------
                                                                           2,540

SOFTWARE & SERVICES  5.0%
--------------------------------------------------------------------------------
ACI Worldwide, Inc. *                                     1,595               24
Acxiom Corp.                                              6,575               70
Advent Software, Inc. *                                     760               34
Akamai Technologies, Inc. *                               1,175               35
Ansoft Corp. *                                              230                5
ANSYS, Inc. *                                             1,500               52
Ariba, Inc. *                                             5,145               51
Aspen Technology, Inc. *                                  2,280               32
Autodesk, Inc. *                                          4,170              172
BearingPoint, Inc. *                                     15,120               30
Blackbaud, Inc.                                             455               13
Blackboard, Inc. *                                          435               15
Borland Software Corp. *                                  3,890               10
CACI International, Inc., Class A *                       2,885              126
CDC Corp., Class A *                                      2,870               12
CIBER, Inc. *                                             9,870               48
CMGI, Inc. *                                                695                9
CNET Networks, Inc. *                                     2,780               22
Cognizant Technology Solutions Corp., Class A *           2,770               77
Commvault Systems, Inc. *                                   200                4
Concur Technologies, Inc. *                                 200                7
CSG Systems International, Inc. *                         2,845               36
DealerTrack Holdings, Inc. *                                345                9
Digital River, Inc. *                                       750               28
DivX, Inc. *                                                 50                1
EarthLink, Inc. *                                        20,775              141
Epicor Software Corp. *                                   1,045               12
EPIQ Systems, Inc. *                                      1,570               23
Equinix, Inc. *                                             530               40
eSPEED, Inc., Class A *                                   4,720               55
Euronet Worldwide, Inc. *                                 2,195               58
FactSet Research Systems, Inc.                              865               48
Fair Isaac Corp.                                          2,685               68
FalconStor Software, Inc. *                                 200                2
Forrester Research, Inc. *                                1,675               40
Gartner, Inc. *                                           4,500               67
Gevity HR, Inc.                                           2,815               20
Global Cash Access Holdings, Inc. *                       2,535               15
Global Payments, Inc.                                     2,470               92

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Heartland Payment Systems, Inc.                           1,605               39
Informatica Corp. *                                       3,275               63
InfoSpace, Inc.                                           2,710               26
infoUSA, Inc.                                             3,815               33
Internap Network Services Corp. *                         1,365               12
Interwoven, Inc. *                                        2,225               28
j2 Global Communications, Inc. *                            985               22
Jack Henry & Associates, Inc.                             4,580              113
JDA Software Group, Inc. *                                2,585               46
Lawson Software, Inc. *                                   5,420               47
Macrovision Corp. *                                       2,260               38
Magma Design Automation, Inc. *                             685                8
Manhattan Associates, Inc. *                              1,095               27
ManTech International Corp., Class A *                    2,560              105
MAXIMUS, Inc.                                             2,145               76
Mentor Graphics Corp. *                                   6,780               56
MICROS Systems, Inc. *                                    1,180               73
MicroStrategy, Inc., Class A *                              228               17
Midway Games, Inc. *                                      4,600               10
MPS Group, Inc. *                                        11,545              116
MSC.Software Corp. *                                      2,415               31
NAVTEQ *                                                  2,355              174
Net 1 UEPS Technologies, Inc. *                             880               25
NeuStar, Inc., Class A *                                  1,075               32
Nuance Communications, Inc. *                             3,955               63
Openwave Systems, Inc.                                    4,435                9
Parametric Technology Corp. *                             4,900               81
Progress Software Corp. *                                 2,550               75
Quality Systems, Inc.                                       530               16
Quest Software, Inc. *                                    6,180               92
RealNetworks, Inc. *                                     10,345               60
Red Hat, Inc. *                                           1,600               30
Renaissance Learning, Inc.                                3,540               49
S1 Corp. *                                                5,470               31
Salesforce.com, Inc. *                                      535               28
Sapient Corp. *                                           3,180               22
SINA Corp. *                                                980               39
Sohu.com, Inc. *                                            760               35
Sonic Solutions *                                         1,465               13
SonicWALL, Inc. *                                         3,855               34
SPSS, Inc. *                                              1,060               35
SRA International, Inc., Class A *                        3,315               91
Sybase, Inc. *                                            6,850              193
Sykes Enterprises, Inc. *                                 3,630               57
Syntel, Inc.                                              2,335               69
Take-Two Interactive Software, Inc. *                     8,335              137
The Knot, Inc. *                                          1,000               15
The Ultimate Software Group,
   Inc. *                                                   100                3
THQ, Inc. *                                               3,430               62
TIBCO Software, Inc. *                                   10,330               77
TNS, Inc. *                                               2,275               40
Tyler Technologies, Inc. *                                1,915               26
United Online, Inc.                                       4,465               50
ValueClick, Inc. *                                        2,260               49
VeriFone Holdings, Inc. *                                 1,895               37
Vignette Corp. *                                          1,620               23
Websense, Inc. *                                          1,090               22
Wind River Systems, Inc. *                                3,050               26
Wright Express Corp. *                                    1,700               51
                                                                     -----------
                                                                           4,560

TECHNOLOGY HARDWARE & EQUIPMENT  5.3%
--------------------------------------------------------------------------------
3Com Corp. *                                             27,620              114
Adaptec, Inc. *                                          21,695               68
ADC Telecommunications, Inc. *                            7,000              103
ADTRAN, Inc.                                              5,445              113
Agilysys, Inc.                                            4,122               63
Amphenol Corp., Class A                                   5,040              201
Arris Group, Inc. *                                       4,965               44
Avid Technology, Inc. *                                   3,625               94
Avocent Corp. *                                           3,390               56
Black Box Corp.                                           1,940               64
Brightpoint, Inc. *                                      10,500              134
Brocade Communications Systems, Inc. *                   11,020               76
Checkpoint Systems, Inc. *                                4,720              112
Ciena Corp. *                                             1,280               35
Cogent, Inc. *                                            4,280               42
Cognex Corp.                                              2,065               32
CommScope, Inc. *                                         3,105              138
Comtech Telecommunications Corp. *                          870               39
CTS Corp.                                                 3,695               39
Daktronics, Inc.                                          1,165               24
Dolby Laboratories, Inc., Class A *                       2,745              118
Dycom Industries, Inc. *                                  4,910              116
Echelon Corp. *                                           1,850               24
Electro Scientific Industries, Inc. *                     2,255               37
Electronics for Imaging, Inc. *                           5,180               76
Emulex Corp. *                                            4,925               77
Excel Technology, Inc. *                                    460               12
Extreme Networks, Inc. *                                  8,365               29
F5 Networks, Inc. *                                       1,490               35
Finisar Corp. *                                           5,025                8
FLIR Systems, Inc. *                                      4,890              148
Foundry Networks, Inc. *                                  8,275              114
Harmonic, Inc. *                                          2,225               24
Hughes Communications, Inc. *                               230               12
Hutchinson Technology, Inc. *                             4,600               73
Imation Corp.                                             3,925              102
InterDigital, Inc. *                                        745               15
Intermec, Inc. *                                          5,435              108
Itron, Inc. *                                             1,065               88
Ixia *                                                    4,315               32
KEMET Corp. *                                            17,215               90
Littelfuse, Inc. *                                        2,005               61
Loral Space & Communications, Inc. *                      2,450               65
MasTec, Inc. *                                            6,210               52
Mercury Computer Systems, Inc. *                          4,200               35
Methode Electronics, Inc.                                 5,230               63
MTS Systems Corp.                                         1,480               50
Multi-Fineline Electronix, Inc. *                         1,620               21
National Instruments Corp.                                2,895               78

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
NETGEAR, Inc. *                                           1,500               40
Newport Corp. *                                           2,130               22
Novatel Wireless, Inc. *                                    755               12
OSI Systems, Inc. *                                       1,190               28
Palm, Inc.                                                4,315               23
Park Electrochemical Corp.                                1,710               40
Plantronics, Inc.                                         3,110               59
Plexus Corp. *                                            5,880              133
Polycom, Inc. *                                           3,850               97
Powerwave Technologies, Inc. *                           12,260               47
QLogic Corp. *                                            8,580              123
Quantum Corp. *                                          48,175              111
Rackable Systems, Inc. *                                  1,560               13
Riverbed Technology, Inc. *                                 540               12
Rofin-Sinar Technologies, Inc. *                          1,510               64
Rogers Corp. *                                              970               30
ScanSource, Inc. *                                        2,800               89
Sonus Networks, Inc. *                                    2,590               11
Sycamore Networks, Inc. *                                11,805               40
Synaptics, Inc. *                                         1,370               36
Technitrol, Inc.                                          2,590               59
Tekelec *                                                 6,035               72
Trimble Navigation Ltd. *                                 4,755              126
ViaSat, Inc. *                                              975               20
Zebra Technologies Corp.,
   Class A *                                              3,340              103
                                                                     -----------
                                                                           4,764

TELECOMMUNICATION SERVICES  1.5%
--------------------------------------------------------------------------------
Alaska Communication Systems Group, Inc.                  3,340               47
Cbeyond, Inc. *                                             535               18
Centennial Communications
   Corp. *                                               12,725               73
Cogent Communications Group, Inc. *                         645               13
Consolidated Communications Holdings, Inc.                    1               --
FairPoint Communications, Inc.                            3,330               35
General Communication, Inc., Class A *                    6,560               47
Golden Telecom, Inc. *                                    2,725              280
IDT Corp.                                                 1,475               10
IDT Corp., Class B                                        9,150               63
Iowa Telecommunications Services, Inc.                    3,430               53
iPCS, Inc.                                                  740               19
Leap Wireless International, Inc. *                       2,465              102
NTELOS Holdings Corp.                                     3,840               82
Premiere Global Services, Inc. *                          6,260               76
SBA Communications Corp., Class A *                       1,505               45
SureWest Communications                                   2,370               37
Syniverse Holdings, Inc. *                               13,565              214
Time Warner Telecom, Inc.,
   Class A *                                              5,875              103
USA Mobility, Inc. *                                      6,525               78
                                                                     -----------
                                                                           1,395

TRANSPORTATION  2.5%
--------------------------------------------------------------------------------
ABX Holdings, Inc. *                                     12,530               44
AirTran Holdings, Inc. *                                  8,615               74
American Commercial Lines,
   Inc. *                                                 1,745               35
Arkansas Best Corp.                                       4,340              134
Atlas Air Worldwide Holdings,
   Inc. *                                                 3,400              170
Diana Shipping, Inc.                                      4,935              146
DryShips, Inc.                                            3,280              244
Eagle Bulk Shipping, Inc.                                 2,620               65
Forward Air Corp.                                           775               24
Genco Shipping & Trading Ltd.                             1,585               78
Genesee & Wyoming, Inc.,
   Class A *                                              2,865               78
Heartland Express, Inc.                                   4,385               71
Horizon Lines, Inc., Class A                              1,950               37
Hub Group, Inc., Class A *                                3,710              108
JetBlue Airways Corp. *                                  14,130               98
Kirby Corp. *                                             3,420              157
Knight Transportation, Inc.                               3,015               52
Landstar System, Inc.                                     2,370              118
Old Dominion Freight Line *                               3,000               87
Pacer International, Inc.                                 3,260               56
Quintana Maritime Ltd.                                    2,525               62
Republic Airways Holdings, Inc. *                         4,810               96
Seaspan Corp.                                             2,010               61
SkyWest, Inc.                                             6,300              164
US Airways Group, Inc. *                                  2,675               37
                                                                     -----------
                                                                           2,296

UTILITIES  1.6%
--------------------------------------------------------------------------------
American States Water Co.                                 1,615               56
California Water Service Group                            2,440               85
Central Vermont Public Service Corp.                      2,245               65
CH Energy Group, Inc.                                     3,205              124
El Paso Electric Co. *                                    6,545              153
ITC Holdings Corp.                                          970               51
MGE Energy, Inc.                                          3,100              102
Northwest Natural Gas Co.                                 3,645              173
Ormat Technologies, Inc.                                  1,260               55
Otter Tail Corp.                                          4,480              146
SJW Corp.                                                 1,490               45
South Jersey Industries, Inc.                             3,620              127
The Empire District Electric Co.                          4,710              104
The Laclede Group, Inc.                                   4,690              157
                                                                     -----------
                                                                           1,443
                                                                     -----------
TOTAL COMMON STOCK
(COST $95,587)                                                            84,547
                                                                     -----------

FOREIGN COMMON STOCK  2.8% OF NET ASSETS

BERMUDA  1.9%
--------------------------------------------------------------------------------

CAPITAL GOODS  0.4%
China Yuchai International Ltd.                          11,805               96

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Foster Wheeler Ltd. *                                     4,470              306
                                                                     -----------
                                                                             402

CONSUMER DURABLES & APPAREL  0.1%
Helen of Troy Ltd. *                                      3,330               57

CONSUMER SERVICES  0.1%
Orient-Express Hotels Ltd.,
   Class A                                                1,290               67

DIVERSIFIED FINANCIALS  0.1%
Primus Guaranty Ltd. *                                    2,605               13
W.P. Stewart & Co., Ltd.                                 14,175               76
                                                                     -----------
                                                                              89

ENERGY  0.5%
Knightsbridge Tankers Ltd.                                6,290              165
Nordic American Tanker Shipping Ltd.                      4,505              141
Tsakos Energy Navigation Ltd.                             4,690              161
                                                                     -----------
                                                                             467

INSURANCE  0.5%
Assured Guaranty Ltd.                                     5,465              129
Enstar Group Ltd. *                                         210               22
Max Capital Group Ltd.                                    4,815              137
Platinum Underwriters Holdings Ltd.                       4,515              152
                                                                     -----------
                                                                             440

MEDIA  0.1%
Central European Media Enterprises Ltd., Class A
   *                                                      1,070              101

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  0.1%
ChipMOS TECHNOLOGIES (Bermuda) Ltd. *                    14,640               52

SOFTWARE & SERVICES  0.0%
VistaPrint Ltd. *                                           630               24

TECHNOLOGY HARDWARE & EQUIPMENT  0.0%
Xyratex Ltd. *                                              775               14

TELECOMMUNICATION SERVICES  0.0%
Global Crossing Ltd. *                                    1,785               38
                                                                     -----------
                                                                           1,751

ISRAEL  0.1%
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SERVICES  0.0%
Syneron Medical Ltd. *                                    1,260               19

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  0.0%
Saifun Semiconductors Ltd. *                                720                6

TECHNOLOGY HARDWARE & EQUIPMENT  0.1%
Orbotech Ltd. *                                           2,660               46
                                                                     -----------
                                                                              71

LUXEMBOURG  0.3%
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES  0.3%
Millicom International Cellular
   S.A. *                                                 2,350              249

NETHERLANDS  0.2%
--------------------------------------------------------------------------------

ENERGY  0.1%
Core Laboratories N.V. *                                    745               84

HEALTH CARE EQUIPMENT & SERVICES  0.1%
Orthofix International N.V. *                             1,180               65
                                                                     -----------
                                                                             149

SINGAPORE  0.2%
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  0.2%
ASE Test Ltd. *                                           9,885              141
Verigy Ltd. *                                             1,720               36
                                                                     -----------
                                                                             177

SOFTWARE & SERVICES  0.0%
GigaMedia Ltd. *                                            275                5
                                                                     -----------
                                                                             182

UNITED KINGDOM  0.1%
--------------------------------------------------------------------------------

TECHNOLOGY HARDWARE & EQUIPMENT  0.1%
Nam Tai Electronics, Inc.                                 7,260               61

TRANSPORTATION  0.0%
UTI Worldwide, Inc.                                       3,220               60
                                                                     -----------
                                                                             121
                                                                     -----------
TOTAL FOREIGN COMMON STOCK
(COST $2,665)                                                              2,523
                                                                     -----------

SECURITY                                            FACE AMOUNT         VALUE
          RATE, MATURITY DATE                       ($ X 1,000)      ($ X 1,000)

SHORT-TERM INVESTMENTS  1.9% OF NET ASSETS

REPURCHASE AGREEMENT  1.7%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp.
   dated 01/31/08, due 02/01/08 at 2.58%, with
   a maturity value of $1,514 (fully
   collateralized by Federal National Mortgage
   Association with a value of $1,548.)                   1,514            1,514


U.S. TREASURY OBLIGATIONS  0.2%
--------------------------------------------------------------------------------
U.S. Treasury Bills
   3.07%, 03/20/08 (a)                                       95               94
   3.17%, 03/20/08 (a)                                       25               25
   3.24%, 03/20/08 (a)                                       35               35
   3.25%, 03/20/08 (a)                                       50               50
                                                                     -----------
                                                                             204
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $1,718)                                                              1,718
                                                                     -----------

END OF INVESTMENTS.

SCHWAB FUNDAMENTAL US SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued


(All dollar amounts are x 1,000)


At 01/31/08, the tax basis cost of the fund's investments was $100,206 and the unrealized appreciation and depreciation were $3,503 and ($14,921), respectively, with a net depreciation of ($11,418).

*   Non-income producing security.
(a) All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 01/31/08. All numbers are x1,000 except number of futures contracts.

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS        VALUE         GAINS
FUTURES CONTRACT

Russell 2000 Index,
e-mini, Long, expires 03/20/08                  35         2,503              89

SCHWAB CAPITAL TRUST
SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
 97.0%  COMMON STOCK                                     263,635        242,954
  2.1%  OTHER INVESTMENT COMPANIES                         5,036          5,198
  0.5%  PREFERRED STOCK                                    1,152          1,148
   --%  RIGHTS                                                --             --
  0.6%  SHORT-TERM INVESTMENT                              1,568          1,568
--------------------------------------------------------------------------------
100.2%  TOTAL INVESTMENTS                                271,391        250,868
(0.2)%  OTHER ASSETS AND
        LIABILITIES                                                        (419)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                      250,449

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 97.0% OF NET ASSETS

AUSTRALIA 3.9%
--------------------------------------------------------------------------------
BANKS 1.1%
Australia & New Zealand Banking Group Ltd.                24,414             579
Commonwealth Bank of Australia                            17,178             774
National Australia Bank Ltd.                              26,303             830
St. George Bank Ltd.                                       6,240             158
Westpac Banking Corp.                                     22,646             528
                                                                     -----------
                                                                           2,869
CAPITAL GOODS 0.1%
Leighton Holdings Ltd.                                     2,860             129

COMMERCIAL SERVICES & SUPPLIES 0.0%
Brambles Ltd.                                             11,740             114

CONSUMER SERVICES 0.1%
Crown Ltd. *                                              24,944             261
TABCORP Holdings Ltd.                                      7,538              95
                                                                     -----------
                                                                             356
DIVERSIFIED FINANCIALS 0.0%
Macquarie Group Ltd.                                       1,590              93

ENERGY 0.2%
Caltex Australia Ltd.                                      2,630              38
Origin Energy Ltd.                                         5,454              43
Santos Ltd.                                               10,965             120
Woodside Petroleum Ltd.                                    5,785             244
                                                                     -----------
                                                                             445
FOOD & STAPLES RETAILING 0.3%
AWB Ltd.                                                  15,670              31
Metcash Ltd.                                              12,339              46
Wesfarmer Ltd., Price Protected Shares *                   1,941              62
Wesfarmers Ltd.                                            7,235             234
Woolworths Ltd.                                            9,897             258
                                                                     -----------
                                                                             631
FOOD, BEVERAGE & TOBACCO 0.1%
Coca-Cola Amatil Ltd.                                      7,177              61
Foster's Group Ltd.                                       19,060              97
Goodman Fielder Ltd.                                      27,368              42
Lion Nathan Ltd.                                           6,377              54
                                                                     -----------
                                                                             254
HEALTH CARE EQUIPMENT & SERVICES 0.0%
Symbion Health Ltd.                                       14,309              51

INSURANCE 0.2%
AMP Ltd.                                                  20,790             159
AXA Asia Pacific Holdings Ltd.                            13,982              76
Insurance Australia Group Ltd.                            18,148              62
QBE Insurance Group Ltd.                                   6,498             165
Suncorp-Metway Ltd.                                       10,603             147
                                                                     -----------
                                                                             609
MATERIALS 0.7%
Alumina Ltd.                                              10,713              50
Amcor Ltd.                                                16,290             102
BHP Billiton Ltd.                                         23,538             789
BlueScope Steel Ltd.                                      10,653              99
Boral Ltd.                                                 6,966              38
OneSteel Ltd.                                             17,442             105
Orica Ltd.                                                 3,222              85
PaperlinX Ltd.                                            20,533              40
Rio Tinto Ltd.                                             3,223             364
                                                                     -----------
                                                                           1,672
MEDIA 0.1%
Consolidated Media Holdings Ltd.                          17,807              72
Fairfax Media Ltd.                                        12,528              46
                                                                     -----------
                                                                             118
PHARMACEUTICALS & BIOTECHNOLOGY 0.0%
CSL Ltd.                                                   1,893              59

REAL ESTATE 0.3%
CFS Retail Property Trust                                 18,804              36
Commonwealth Property Office Fund                         34,555              44
DB RREEF Trust                                            26,020              38
GPT Group                                                 23,330              80
Lend Lease Corp., Ltd.                                     6,361              82
Mirvac Group                                              18,035              82
Stockland                                                 12,898              85
Westfield Group                                           21,185             356
                                                                     -----------
                                                                             803
TELECOMMUNICATION SERVICES 0.5%
Telstra Corp., Ltd.                                      310,209           1,220

TRANSPORTATION 0.2%
Macquarie Airports                                        19,437              69

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Macquarie Infrastructure Group                            34,189              94
Qantas Airways Ltd.                                       39,888             169
Transurban Group                                          10,129              61
                                                                     -----------
                                                                             393
                                                                     -----------
                                                                           9,816
AUSTRIA 0.4%
--------------------------------------------------------------------------------
BANKS 0.1%
Erste Bank der oesterreichischen Sparkassen AG             2,175             118
Raiffeisen International Bank-Holding AG                     658              84
                                                                     -----------
                                                                             202
CAPITAL GOODS 0.0%
Wienerberger AG                                              750              35

ENERGY 0.1%
OMV AG                                                     4,202             303

INSURANCE 0.0%
Wiener Staedtische Versicherung AG                           807              62

MATERIALS 0.0%
voestalpine AG                                             1,107              68

TELECOMMUNICATION SERVICES 0.1%
Telekom Austria AG                                         5,416             153

UTILITIES 0.1%
EVN AG                                                       483              56
Oesterreichische Elektrizitaetswirtschafts AG, A
   Shares                                                  1,514             100
                                                                     -----------
                                                                             156
                                                                     -----------
                                                                             979
BELGIUM 1.7%
--------------------------------------------------------------------------------
BANKS 0.4%
Dexia S.A.                                                20,709             503
KBC GROEP N.V.                                             4,488             573
                                                                     -----------
                                                                           1,076
DIVERSIFIED FINANCIALS 0.7%
Compagnie Nationale a Portefeuille / Nationale
   Portefeuille Maatschappij                               2,017             132
Fortis - Strip VVPR *                                     12,832              --
Fortis NL                                                 28,176             630
Fortis NPV                                                28,176             630
Groupe Bruxelles Lambert S.A.                              1,907             222
KBC Ancora                                                   420              42
                                                                     -----------
                                                                           1,656
FOOD & STAPLES RETAILING 0.1%
Colruyt S.A.                                                 262              66
Delhaize Group                                             2,967             227
                                                                     -----------
                                                                             293
FOOD, BEVERAGE & TOBACCO 0.2%
InBev N.V.                                                 5,559             459

HEALTH CARE EQUIPMENT & SERVICES 0.0%
Agfa Gevaert N.V.                                          3,684              41

MATERIALS 0.1%
Solvay S.A.                                                1,452             182
Umicore                                                      318              73
                                                                     -----------
                                                                             255
PHARMACEUTICALS & BIOTECHNOLOGY 0.0%
UCB S.A.                                                   1,612              78

TELECOMMUNICATION SERVICES 0.2%
Belgacom S.A.                                              7,122             348
Mobistar S.A.                                                704              66
                                                                     -----------
                                                                             414
                                                                     -----------
                                                                           4,272
BERMUDA 0.3%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.0%
Johnson Electric Holdings Ltd.                            10,000               5
Noble Group Ltd.                                          42,631              54
                                                                     -----------
                                                                              59
CONSUMER DURABLES & APPAREL 0.0%
Yue Yuen Industrial (Holdings) Ltd.                       16,500              48

CONSUMER SERVICES 0.1%
Shangri-La Asia Ltd.                                      30,000              90

DIVERSIFIED FINANCIALS 0.0%
Guoco Group Ltd.                                           5,000              59

REAL ESTATE 0.1%
Chinese Estates Holdings Ltd.                             38,000              63
Great Eagle Holdings Ltd.                                  3,000              10
Hongkong Land Holdings Ltd.                               24,000             114
Kerry Properties Ltd.                                     15,000             101
                                                                     -----------
                                                                             288
RETAILING 0.1%
Esprit Holdings Ltd.                                       5,600              73
Li & Fung Ltd.                                            24,000              90
                                                                     -----------
                                                                             163
TRANSPORTATION 0.0%
Cosco Pacific Ltd.                                        14,000              28
Orient Overseas International Ltd.                         8,000              49
                                                                     -----------
                                                                              77
UTILITIES 0.0%
Brookfield Infrastructure Partners L.P. *                    109               2
Cheung Kong Infrastructure Holdings Ltd.                  19,100              73
                                                                     -----------
                                                                              75
                                                                     -----------
                                                                             859

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
CANADA 4.8%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.1%
Magna International, Inc., Class A                         3,783             297

BANKS 1.0%
Bank of Montreal                                           6,846             387
Bank of Nova Scotia                                       11,174             536
Canadian Imperial Bank of Commerce                         4,501             328
National Bank of Canada                                    2,757             139
Royal Bank of Canada                                      13,646             688
The Toronto-Dominion Bank                                  7,186             487
                                                                     -----------
                                                                           2,565
CAPITAL GOODS 0.1%
Bombardier, Inc., Class A *                                2,167              11
Bombardier, Inc., Class B *                               43,668             215
Finning International, Inc.                                1,574              41
                                                                     -----------
                                                                             267
DIVERSIFIED FINANCIALS 0.0%
IGM Financial, Inc.                                        2,494             110

ENERGY 1.2%
Cameco Corp.                                               1,007              34
Canadian Natural Resources Ltd.                            3,738             239
Enbridge, Inc.                                             5,114             204
EnCana Corp.                                               8,747             577
Husky Energy, Inc.                                         7,545             312
Imperial Oil Ltd.                                          7,806             384
Nexen, Inc.                                                4,146             119
Petro-Canada                                               7,348             334
Suncor Energy, Inc.                                        2,078             195
Talisman Energy, Inc.                                      9,790             155
TransCanada Corp.                                          9,933             391
                                                                     -----------
                                                                           2,944
FOOD & STAPLES RETAILING 0.2%
George Weston Ltd.                                         3,937             211
Loblaw Co., Ltd.                                           5,848             188
Shoppers Drug Mart Corp.                                   1,844              90
                                                                     -----------
                                                                             489
FOOD, BEVERAGE & TOBACCO 0.0%
Saputo, Inc.                                               1,748              48

INSURANCE 0.7%
Great-West Lifeco, Inc.                                    9,288             297
Manulife Financial Corp.                                  13,964             526
Power Corp. of Canada                                      7,694             273
Power Financial Corp.                                     10,011             365
Sun Life Financial, Inc.                                   7,667             379
                                                                     -----------
                                                                           1,840
MATERIALS 0.3%
Agrium, Inc.                                               1,233              80
Barrick Gold Corp.                                         3,735             193
Goldcorp, Inc.                                             1,976              73
NOVA Chemicals Corp.                                       2,136              61
Potash Corp. of Saskatchewan, Inc.                         1,443             204
Teck Cominco Ltd., Class B                                 3,185             104
                                                                     -----------
                                                                             715
MEDIA 0.2%
Shaw Communications, Inc., Class B                         3,846              75
The Thomson Corp.                                          8,111             290
                                                                     -----------
                                                                             365
PHARMACEUTICALS & BIOTECHNOLOGY 0.0%
Biovail Corp.                                              3,288              45

REAL ESTATE 0.1%
Brookfield Asset Management, Inc., Class A                 2,739              88
Brookfield Properties Corp.                                3,589              74
                                                                     -----------
                                                                             162
RETAILING 0.0%
Canadian Tire Corp., Ltd., Class A                         1,267              81

SOFTWARE & SERVICES 0.0%
CGI Group, Inc., Class A *                                 8,468              85

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Celestica, Inc. *                                         11,891              69
Nortel Networks Corp. *                                    2,490              31
Research In Motion Ltd. *                                    741              70
                                                                     -----------
                                                                             170
TELECOMMUNICATION SERVICES 0.5%
BCE, Inc.                                                 23,433             815
Rogers Communications, Inc., Class B                       3,492             134
Telus Corp.                                                2,378             103
Telus Corp. - Non voting                                   1,838              77
                                                                     -----------
                                                                           1,129
TRANSPORTATION 0.2%
Canadian National Railway Co.                              4,524             229
Canadian Pacific Railway Ltd.                              2,007             134
                                                                     -----------
                                                                             363
UTILITIES 0.1%
Canadian Utilities Ltd., Class A                           2,434             122
TransAlta Corp.                                            3,426             109
                                                                     -----------
                                                                             231
                                                                     -----------
                                                                          11,906
CAYMAN ISLANDS 0.1%
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO 0.0%
Tingyi (Cayman Islands) Holding Corp.                     30,000              43

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%
Semiconductor Manufacturing International Corp. *        369,000              30

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Foxconn International Holdings Ltd. *                     17,000              28

TELECOMMUNICATION SERVICES 0.1%
Hutchison Telecommunications International Ltd.           64,000              91
                                                                     -----------
                                                                             192
DENMARK 0.5%
--------------------------------------------------------------------------------
BANKS 0.1%
Danske Bank A/S                                            8,784             316
Jyske Bank A/S - Reg'd *                                     738              47
                                                                     -----------
                                                                             363
FOOD, BEVERAGE & TOBACCO 0.1%
Carlsberg A/S, Class B                                       707              74
Danisco A/S                                                  650              44
                                                                     -----------
                                                                             118
PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
H. Lundbeck A/S                                            2,512              61
Novo Nordisk A/S, Class B                                  3,738             236
                                                                     -----------
                                                                             297
TRANSPORTATION 0.2%
AP Moller - Maersk A/S, Series A                              29             286
AP Moller - Maersk A/S, Series B                              29             287
                                                                     -----------
                                                                             573
                                                                     -----------
                                                                           1,351
FINLAND 1.4%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.0%
Kone Oyj, B Shares                                           895              60
Metso Corp.                                                  966              45
                                                                     -----------
                                                                             105
ENERGY 0.1%
Neste Oil Oyj                                              5,559             179

INSURANCE 0.1%
Sampo Oyj, Class A                                         7,585             199

MATERIALS 0.3%
Outokumpu Oyj                                              3,008              96
Stora Enso Oyj, Class R                                   20,880             290
UPM-Kymmene Oyj                                           12,017             228
                                                                     -----------
                                                                             614
MEDIA 0.0%
SanomaWSOY Oyj                                             1,708              45

SOFTWARE & SERVICES 0.0%
TietoEnator Oyj                                            2,480              46

TECHNOLOGY HARDWARE & EQUIPMENT 0.7%
Nokia Oyj                                                 45,632           1,680

UTILITIES 0.2%
Fortum Oyj                                                12,432             504
                                                                     -----------
                                                                           3,372

FRANCE 11.2%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.8%
Compagnie Generale des Etablissements Michelin,
   Class B                                                 2,615             252
PSA Peugeot Citroen                                       12,460             923
Renault S.A.                                               6,292             718
Valeo S.A.                                                 2,760             102
                                                                     -----------
                                                                           1,995
BANKS 1.2%
BNP Paribas                                               14,026           1,392
Credit Agricole S.A.                                      25,742             792
Natixis                                                    6,131             104
Societe Generale                                           6,305             792
                                                                     -----------
                                                                           3,080
CAPITAL GOODS 0.8%
Alstom                                                     1,520             307
Compagnie de Saint-Gobain                                  7,208             564
Eiffage S.A.                                               1,090              96
Legrand S.A.                                               2,371              72
Safran S.A.                                                3,379              56
Schneider Electric S.A.                                    3,144             364
Thales S.A.                                                3,094             179
Vallourec S.A.                                               343              69
Vinci S.A.                                                 4,117             281
Wendel                                                       446              45
                                                                     -----------
                                                                           2,033
COMMERCIAL SERVICES & SUPPLIES 0.0%
Societe BIC S.A.                                             771              48

CONSUMER DURABLES & APPAREL 0.4%
Christian Dior S.A.                                        3,441             381
Hermes International                                         517              52
LVMH Moet Hennessy Louis Vuitton S.A.                      3,933             404
Thomson                                                    5,629              69
                                                                     -----------
                                                                             906
CONSUMER SERVICES 0.1%
Accor S.A.                                                 2,844             218
Sodexho Alliance S.A.                                      2,197             120
                                                                     -----------
                                                                             338
DIVERSIFIED FINANCIALS 0.0%
Eurazeo                                                      615              65

ENERGY 1.4%
Technip S.A.                                               1,177              76
Total S.A.                                                45,716           3,327
                                                                     -----------
                                                                           3,403
FOOD & STAPLES RETAILING 0.6%
Carrefour S.A.                                            13,714             966
Casino Guichard-Perrachon S.A.                             3,792             419
                                                                     -----------
                                                                           1,385
FOOD, BEVERAGE & TOBACCO 0.2%
Groupe Danone                                              4,807             389

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Pernod Ricard S.A.                                         1,204             128
                                                                     -----------
                                                                             517

HEALTH CARE EQUIPMENT & SERVICES 0.0%
Essilor International S.A.                                 1,457              85

HOUSEHOLD & PERSONAL PRODUCTS 0.3%
L'Oreal S.A.                                               5,199             641

INSURANCE 0.6%
Axa                                                       31,977           1,098
CNP Assurances                                             3,400             416
Euler Hermes S.A.                                            370              39
                                                                     -----------
                                                                           1,553
MATERIALS 0.5%
Air Liquide S.A.                                           2,915             406
Arkema *                                                   1,434              81
Ciments Francais S.A.                                        432              66
Imerys S.A.                                                  948              74
Lafarge S.A.                                               3,253             514
                                                                     -----------
                                                                           1,141
MEDIA 0.7%
JC Decaux S.A.                                             1,780              58
Lagardere S.C.A.                                           3,183             234
PagesJaunes Groupe S.A.                                    4,535              88
Publicis Groupe                                            2,120              77
Societe Television Francaise 1                             3,588              91
Vivendi                                                   28,028           1,129
                                                                     -----------
                                                                           1,677
PHARMACEUTICALS & BIOTECHNOLOGY 0.4%
Sanofi-Aventis                                            12,292           1,002

REAL ESTATE 0.2%
Gecina S.A.                                                  551              76
Klepierre                                                  1,050              56
Unibail-Rodamco                                            1,397             332
                                                                     -----------
                                                                             464
RETAILING 0.2%
Prinault-Printemps-Redoute S.A.                            2,914             410

SOFTWARE & SERVICES 0.1%
Atos Origin S.A. *                                         1,487              74
Cap Gemini S.A.                                            1,435              78
Dassault Systemes S.A.                                       949              53
                                                                     -----------
                                                                             205
TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Alcatel-Lucent                                            17,651             110

TELECOMMUNICATION SERVICES 0.9%
Bouygues S.A.                                              5,131             396
France Telecom S.A.                                       56,251           1,984
                                                                     -----------
                                                                           2,380
TRANSPORTATION 0.1%
Aeroports de Paris                                           770              86
Air France-KLM                                             5,583             156

Societe des Autoroutes Paris-Rhin-Rhone                      874              95
                                                                     -----------
                                                                             337
UTILITIES 1.7%
Electricite de France                                     14,391           1,501
Gaz de France                                             11,974             649
Suez S.A.                                                 24,617           1,508
Veolia Environnement                                       7,573             623
                                                                     -----------
                                                                           4,281
                                                                     -----------
                                                                          28,056
GERMANY 9.7%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 2.3%
Bayerische Motoren Werke AG                               15,736             864
Continental AG                                             1,925             200
Daimler AG - Reg'd                                        37,750           2,952
Volkswagen AG                                              8,316           1,884
                                                                     -----------
                                                                           5,900
BANKS 0.2%
Commerzbank AG                                             8,322             253
Deutsche Postbank AG                                       2,267             188
Hypo Real Estate Holding AG                                2,349              74
                                                                     -----------
                                                                             515
CAPITAL GOODS 0.8%
Heidelberger Druckmaschinen AG                             1,248              34
MAN AG                                                     2,038             251
Siemens AG - Reg'd                                        13,644           1,759
                                                                     -----------
                                                                           2,044
CONSUMER DURABLES & APPAREL 0.1%
Adidas AG                                                  2,505             160

CONSUMER SERVICES 0.1%
TUI AG *                                                   9,034             195

DIVERSIFIED FINANCIALS 0.4%
Deutsche Bank AG - Reg'd                                   8,934           1,005
Deutsche Boerse AG                                           770             135
                                                                     -----------
                                                                           1,140
FOOD & STAPLES RETAILING 0.3%
Metro AG                                                   8,275             678

FOOD, BEVERAGE & TOBACCO 0.1%
Suedzucker AG                                              6,584             140

HEALTH CARE EQUIPMENT & SERVICES 0.2%
Celesio AG                                                 3,323             196
Fresenius Medical Care AG & Co. KGaA                       2,884             148
Fresenius SE                                                 718              57
                                                                     -----------
                                                                             401
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Beiersdorf AG                                              1,515             117
Henkel KGaA                                                2,023              85
                                                                     -----------
                                                                             202

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
INSURANCE 0.9%
Allianz SE - Reg'd                                         7,681           1,369
Hannover Rueckversicherung AG - Reg'd                      3,495             156
Muenchener Rueckversicherungs-Gesellschaft AG -
   Reg'd                                                   3,812             685
                                                                     -----------
                                                                           2,210
MATERIALS 1.4%
Altana AG                                                  1,616              36
BASF SE                                                    9,641           1,256
Bayer AG                                                  12,358           1,014
HeidelbergCement AG                                        1,431             214
Lanxess                                                    1,777              62
Linde AG                                                   2,268             296
Salzgitter AG                                                764             120
ThyssenKrupp AG                                           11,265             551
Wacker Chemie AG                                             360              78
                                                                     -----------
                                                                           3,627
PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
Merck KGaA                                                 1,718             212

RETAILING 0.0%
Arcandor AG *                                              4,668              87

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%
Infineon Technologies AG *                                 8,807              89

SOFTWARE & SERVICES 0.1%
SAP AG                                                     6,052             291

TELECOMMUNICATION SERVICES 0.9%
Deutsche Telekom AG - Reg'd                              113,168           2,318

TRANSPORTATION 0.4%
Deutsche Lufthansa AG                                      8,193             196
Deutsche Post AG - Reg'd                                  20,687             668
Fraport AG                                                   834              63
                                                                     -----------
                                                                             927
UTILITIES 1.3%
E.ON AG                                                   11,435           2,106
RWE AG                                                     9,288           1,140
                                                                     -----------
                                                                           3,246
                                                                     -----------
                                                                          24,382
GREECE 0.6%
--------------------------------------------------------------------------------
BANKS 0.2%
Alpha Bank A.E.                                            2,708              90
EFG Eurobank Ergasias                                      5,032             142
Emporiki Bank of Greece S.A. *                             1,690              49
National Bank of Greece S.A.                               2,417             148
Piraeus Bank S.A.                                          1,454              47
                                                                     -----------
                                                                             476
CONSUMER SERVICES 0.1%
OPAP S.A.                                                  3,412             119

ENERGY 0.0%
Hellenic Petroleum S.A.                                    4,313              65

FOOD, BEVERAGE & TOBACCO 0.1%
Coca-Cola Hellenic Bottling Co., S.A.                      3,161             134

MATERIALS 0.0%
Titan Cement Co.                                           1,218              56

TELECOMMUNICATION SERVICES 0.1%
Cosmote Mobile Telecommunications S.A.                     2,554              99
Hellenic Telecommunications Organization S.A.
   (OTE)                                                   7,671             238
                                                                     -----------
                                                                             337
UTILITIES 0.1%
Public Power Corp. S.A.                                    6,895             323
                                                                     -----------
                                                                           1,510
HONG KONG 4.1%
--------------------------------------------------------------------------------
BANKS 0.5%
BOC Hong Kong (Holdings) Ltd.                            129,500             324
Dah Sing Banking Group Ltd.                               10,100              20
Dah Sing Financial Group                                     400               3
Hang Seng Bank Ltd.                                       37,100             737
The Bank of East Asia Ltd.                                16,500              95
Wing Hang Bank Ltd.                                        4,000              52
Wing Lung Bank Ltd.                                        3,000              34
                                                                     -----------
                                                                           1,265
CAPITAL GOODS 0.5%
Citic Pacific Ltd.                                        55,000             273
Hutchison Whampoa Ltd.                                    81,000             797
Shanghai Industrial Holdings Ltd.                         31,000             116
                                                                     -----------
                                                                           1,186
DIVERSIFIED FINANCIALS 0.1%
Hong Kong Exchanges & Clearing Ltd.                        4,500              94

ENERGY 0.3%
CNOOC Ltd.                                               526,100             744

REAL ESTATE 1.1%
Cheung Kong (Holdings) Ltd.                               30,500             495
China Overseas Land & Investment Ltd.                     36,333              62
Hang Lung Group Ltd.                                      18,000              83
Hang Lung Properties Ltd.                                 41,000             162
Henderson Investment Ltd.                                 41,000               2
Henderson Land Development Co., Ltd.                      38,569             333
Hysan Development Co., Ltd.                               10,000              30
New World Development Co., Ltd.                           41,000             125
Sino Land Co., Ltd.                                       24,000              74
Sun Hung Kai Properties Ltd.                              33,600             667
Swire Pacific Ltd., Class A                               21,500             292
The Wharf (Holdings) Ltd.                                 61,000             329
Wheelock & Co., Ltd.                                      24,000              70
                                                                     -----------
                                                                           2,724

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
RETAILING 0.0%
China Resources Enterprise Ltd.                           22,000              74

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Lenovo Group Ltd.                                        102,000              71

TELECOMMUNICATION SERVICES 1.1%
China Mobile Ltd.                                        125,000           1,843
China Netcom Group Corp., (Hong Kong) Ltd.               118,500             364
China Unicom Ltd.                                        239,800             550
PCCW Ltd.                                                 80,000              46
                                                                     -----------
                                                                           2,803
TRANSPORTATION 0.2%
Cathay Pacific Airways Ltd.                               51,800             116
China Merchants Holdings International Co., Ltd.          10,000              49
Hopewell Holdings Ltd.                                     7,000              30
MTR Corp., Ltd.                                           53,500             207
                                                                     -----------
                                                                             402
UTILITIES 0.3%
CLP Holdings Ltd.                                         42,500             338
Guangdong Investment Ltd.                                 74,000              34
Hong Kong & China Gas Co., Ltd.                           43,900             120
Hongkong Electric Holdings Ltd.                           50,500             288
                                                                     -----------
                                                                             780
                                                                     -----------
                                                                          10,143
IRELAND 0.3%
--------------------------------------------------------------------------------
BANKS 0.2%
Allied Irish Banks plc                                    11,434             255
Anglo Irish Bank Corp. plc                                 4,514              64
Bank of Ireland                                           10,470             153
                                                                     -----------
                                                                             472
FOOD, BEVERAGE & TOBACCO 0.0%
Kerry Group plc, Class A                                   1,957              53

INSURANCE 0.0%
Irish Life & Permanent plc                                 3,459              55

MATERIALS 0.1%
CRH plc                                                    5,761             218

TRANSPORTATION 0.0%
Ryanair Holdings plc *                                     9,605              55
                                                                     -----------
                                                                             853
ITALY 4.9%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.2%
Fiat S.p.A.                                               20,107             472

BANKS 0.8%
Banca Carige S.p.A.                                       14,397              70
Banca Monte dei Paschi di Siena S.p.A.                    34,970             162
Banca Popolare dell'Emilia Romagna Scrl                    2,015              45
Banca Popolare di Milano Scarl                             3,330              42
Banco Popolare Societa Cooperativa *                       6,557             132
Intesa Sanpaolo S.p.A.                                    71,066             506
Unicredit S.p.A.                                         132,443             981
Unione di Banche Italiane S.C.p.A                          7,718             193
                                                                     -----------
                                                                           2,131
CAPITAL GOODS 0.1%
Finmeccanica S.p.A.                                        6,796             203
Pirelli & C. S.p.A. *                                    107,334             112
                                                                     -----------
                                                                             315
CONSUMER DURABLES & APPAREL 0.1%
Benetton Group S.p.A.                                      3,285              45
Luxottica Group S.p.A.                                     3,769             107
                                                                     -----------
                                                                             152
CONSUMER SERVICES 0.1%
Autogrill S.p.A.                                           3,929              66
Lottomatica S.p.A.                                         2,625              97
                                                                     -----------
                                                                             163
DIVERSIFIED FINANCIALS 0.1%
IFIL Investments S.p.A.                                   26,734             216
Mediobanca S.p.A.                                          7,757             145
                                                                     -----------
                                                                             361
ENERGY 1.2%
Eni S.p.A.                                                84,669           2,738
Saipem S.p.A.                                              3,634             126
Saras S.p.A.                                               8,348              43
                                                                     -----------
                                                                           2,907
FOOD, BEVERAGE & TOBACCO 0.0%
Parmalat S.p.A.                                           14,314              52

INSURANCE 0.5%
Alleanza Assicurazioni S.p.A.                             13,165             167
Assicurazioni Generali S.p.A.                             19,843             845
Fondiaria - Sai S.p.A.                                     2,738             113
Mediolanum S.p.A.                                          7,132              47
Unipol Gruppo Finanziario S.p.A.                          14,511              41
                                                                     -----------
                                                                           1,213
MATERIALS 0.0%
Italcementi S.p.A.                                         1,711              34
Italcementi S.p.A. - RNC                                   2,844              40
                                                                     -----------
                                                                              74
MEDIA 0.2%
Gruppo Editoriale L'Espresso S.p.A.                        9,235              37
Mediaset S.p.A.                                           19,103             168
RCS MediaGroup S.p.A.                                     12,426              47
Seat Pagine Gialle S.p.A.                                459,130             152
                                                                     -----------
                                                                             404
TELECOMMUNICATION SERVICES 0.5%
Telecom Italia RNC S.p.A.                                136,492             313

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Telecom Italia S.p.A.                                    331,400           1,007
                                                                     -----------
                                                                           1,320
TRANSPORTATION 0.1%
Atlantia S.p.A.                                            6,171             205

UTILITIES 1.0%
A2A S.p.A.                                                35,676             143
Enel S.p.A.                                              156,890           1,743
Snam Rete Gas S.p.A                                       52,862             351
Terna - Rete Elettrica Nationale S.p.A.                   40,553             170
                                                                     -----------
                                                                           2,407
                                                                     -----------
                                                                          12,176
JAPAN 19.5%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 2.6%
Aisin Seiki Co., Ltd.                                      6,600             264
Bosch Corp.                                                9,000              38
Bridgestone Corp.                                         15,900             270
Calsonic Kansei Corp.                                      4,000              17
Daihatsu Motor Co., Ltd.                                   8,000              82
Denso Corp.                                               11,800             427
Fuji Heavy Industries Ltd.                                24,000              96
Honda Motor Co., Ltd.                                     28,200             872
Isuzu Motors Ltd.                                         30,000             129
Koito Manufacturing Co., Ltd.                              2,000              29
Mazda Motor Corp.                                         25,000             106
Mitsubishi Motors Corp. *                                137,000             228
NGK SPARK PLUG Co., Ltd.                                   2,000              35
Nhk Spring Co., Ltd.                                       5,000              43
Nissan Motors Co., Ltd.                                   89,000             831
Nok Corp.                                                  2,900              59
Stanley Electric Co., Ltd.                                 2,000              40
Sumitomo Rubber Industries Ltd.                            5,100              46
Suzuki Motor Corp.                                         9,300             234
The Yokohama Rubber Co., Ltd.                              9,000              51
Toyoda Gosei Co., Ltd.                                     2,200              72
Toyota Auto Body Co., Ltd.                                 2,200              34
Toyota Industries Corp.                                    4,000             156
Toyota Motor Corp.                                        39,800           2,155
Yamaha Motor Co., Ltd.                                     4,900             113
                                                                     -----------
                                                                           6,427
BANKS 0.9%
Chuo Mitsui Trust Holdings, Inc.                           9,000              63
Fukuoka Financial Group, Inc.                              7,400              45
Mitsubishi UFJ Financial Group, Inc.                      53,689             532
Mizuho Financial Group, Inc.                                  63             296
Sapporo Hokuyo Holdings, Inc.                                  4              34
Shinsei Bank Ltd.                                         13,000              60
Sumitomo Mitsui Financial Group, Inc.                         43             345
The 77 Bank Ltd.                                           6,000              38
The Bank of Kyoto Ltd.                                     4,000              48
The Bank of Yokohama Ltd.                                 13,000              85
The Chiba Bank Ltd.                                        9,000              67
The Chugoku Bank Ltd.                                      4,000              57
The Gunma Bank Ltd.                                        6,000              42
The Hachijuni Bank Ltd.                                    8,000              55
The Hiroshima Bank Ltd.                                    7,000              38
The Iyo Bank Ltd.                                          5,000              51
The Joyo Bank Ltd.                                         9,000              51
The San-in Godo Bank Ltd.                                  2,000              16
The Shizuoka Bank Ltd.                                     9,000             100
The Sumitomo Trust & Banking Co., Ltd.                    12,000              77
Yamaguchi Financial Group, Inc.                            4,000              54
                                                                     -----------
                                                                           2,154
CAPITAL GOODS 2.7%
Amada Co., Ltd.                                            4,000              35
Asahi Glass Co., Ltd.                                     19,000             239
Daikin Industries Ltd.                                     3,100             140
Ebara Corp.                                                9,000              28
Fanuc Ltd.                                                 1,400             124
Fuji Electric Holdings Co., Ltd.                           9,000              31
Fujikura Ltd.                                              7,000              34
Hankyu Hanshin Holdings, Inc.                             14,000              65
Hino Motors Ltd.                                          13,000              90
Hitachi Cable Ltd.                                         8,000              42
Hitachi Construction Machinery Co., Ltd.                   2,100              49
Hitachi High-Technologies Corp.                            2,600              49
IHI Corp.                                                 21,000              42
ITOCHU Corp.                                              48,000             444
JGC Corp.                                                  2,000              34
JS Group Corp.                                             8,000             140
JTEKT Corp.                                                3,200              54
Kajima Corp.                                              26,000              84
Kandenko Co., Ltd.                                         3,000              16
Kawasaki Heavy Industries Ltd.                            26,000              66
Keihan Electric Railway Co., Ltd.                          9,000              39
Kinden Corp.                                               4,000              34
Komatsu Ltd.                                               8,600             210
Kubota Corp.                                              11,000              79
Marubeni Corp.                                            70,000             488
Matsushita Electric Works Ltd.                            16,000             170
Minebea Co., Ltd.                                          7,000              38
Mitsubishi Corp.                                          36,800             975
Mitsubishi Electric Corp.                                 36,000             331
Mitsubishi Heavy Industries Ltd.                          62,000             257
Mitsui & Co., Ltd.                                        38,000             774
Mitsui Engineering & Shipbuilding Co., Ltd.               11,000              37
NGK Insulators Ltd.                                        3,000              78
Nippon Sheet Glass Co., Ltd.                              10,000              46
Nishimatsu Construction Co., Ltd.                          6,000              17
NSK Ltd.                                                   8,000              71
NTN Corp.                                                  6,000              43
Obayashi Corp.                                            16,000              91
Shimizu Corp.                                             18,000              93
SMC Corp.                                                    700              79
Sumitomo Corp.                                            24,700             345
Sumitomo Electric Industries Ltd.                         13,200             195
Sumitomo Heavy Industries Ltd.                             7,000              59
Taisei Corp.                                              30,000              88
The Furukawa Electric Co., Ltd.                           10,000              40
Toda Corp.                                                 5,000              26
Toto Ltd.                                                  6,000              48

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Toyota Tsusho Corp.                                        6,300             149
                                                                     -----------
                                                                           6,706
COMMERCIAL SERVICES & SUPPLIES 0.2%
Dai Nippon Printing Co., Ltd.                             16,000             234
Kokuyo Co., Ltd.                                           1,600              13
Secom Co., Ltd                                             2,400             123
Sohgo Security Services Co., Ltd.                          1,100              18
Toppan Forms Co., Ltd.                                     1,100              11
Toppan Printing Co., Ltd.                                 20,000             200
                                                                     -----------
                                                                             599
CONSUMER DURABLES & APPAREL 1.4%
Casio Computer Co., Ltd.                                   3,100              33
Daito Trust Construction Co., Ltd.                         1,400              76
Daiwa House Industry Co., Ltd.                             7,000              98
Funai Electric Co., Ltd.                                     300              11
HASEKO Corp. *                                            14,500              25
Heiwa Corp.                                                1,100               9
Makita Corp.                                               1,800              68
Matsushita Electric Industrial Co., Ltd.                  46,000             981
Nikon Corp.                                                3,000              83
Nisshinbo Industries, Inc.                                 4,000              43
Onward Holdings Co., Ltd.                                  4,000              41
Pioneer Corp.                                              3,600              27
Sankyo Co., Ltd.                                           1,200              64
Sanyo Electric Co., Ltd. *                               155,000             209
Sega Sammy Holdings, Inc.                                  3,000              35
Sekisui Chemical Co., Ltd.                                13,000              85
Sekisui House Ltd.                                        11,000             123
Sharp Corp.                                               17,000             296
Shimano, Inc.                                              1,300              51
Sony Corp.                                                19,000             898
Sumitomo Forestry Co., Ltd.                                3,000              23
Toyobo Co., Ltd.                                           7,000              15
Victor Co. of Japan Ltd. *                                21,000              40
Yamaha Corp.                                               3,000              62
                                                                     -----------
                                                                           3,396
CONSUMER SERVICES 0.0%
Benesse Corp.                                              1,300              54
Oriental Land Co., Ltd.                                    1,200              71
                                                                     -----------
                                                                             125
DIVERSIFIED FINANCIALS 0.6%
Acom Co., Ltd.                                             5,620             141
Aiful Corp.                                                4,350              90
Credit Saison Co., Ltd.                                    2,500              73
Daiwa Securities Group, Inc.                               9,000              81
Hitachi Capital Corp.                                      1,100              15
Mitsubishi UFJ Lease & Finance Co., Ltd.                  10,090             380
Nomura Holdings, Inc.                                     16,300             238
Orient Corp. *                                             7,000              11
ORIX Corp.                                                   890             154
Promise Co., Ltd.                                          5,750             189
SFCG Co., Ltd.                                               120              18
Shinko Securities Co., Ltd.                                9,000              35
Takefuji Corp.                                             5,460             157
                                                                     -----------
                                                                           1,582
ENERGY 0.5%
Cosmo Oil Co., Ltd.                                       34,000             116
INPEX Holdings, Inc.                                          34             324
Japan Petroleum Exploration Co., Ltd.                        600              38
Nippon Mining Holdings, Inc.                              19,000             113
Nippon Oil Corp.                                          51,000             346
Showa Shell Sekiyu K.K.                                   12,600             110
TonenGeneral Sekiyu K.K.                                  19,000             165
                                                                     -----------
                                                                           1,212
FOOD & STAPLES RETAILING 0.1%
Aeon Co., Ltd.                                            14,400             175
FamilyMart Co., Ltd.                                       1,700              51
Lawson, Inc.                                               1,800              64
Ryoshoku Ltd.                                              1,300              25
The Seiyu Ltd. *                                          33,000              42
Uny Co., Ltd.                                              4,000              31
                                                                     -----------
                                                                             388
FOOD, BEVERAGE & TOBACCO 0.8%
Ajinomoto Co., Inc.                                       12,000             128
Asahi Breweries Ltd.                                      10,700             189
Coca-Cola West Holdings Co., Ltd.                          2,100              45
Ezaki Glico Co., Ltd.                                      2,000              21
House Foods Corp.                                          3,200              57
Japan Tobacco, Inc.                                          120             637
Kikkoman Corp.                                             4,000              49
Kirin Holdings Co., Ltd.                                  16,000             257
Meiji Dairies Corp.                                        9,000              49
Meiji Seika Kaisha Ltd.                                   10,200              45
Nichirei Corp.                                             3,000              14
Nippon Meat Packers, Inc.                                  4,000              45
Nisshin Seifun Group, Inc.                                 5,500              54
Nissin Food Products Co., Ltd.                             1,600              53
Q.P. Corp.                                                 2,200              21
Sapporo Holdings Ltd.                                      7,000              56
Toyo Suisan Kaisha Ltd.                                    3,500              67
Yakult Honsha Co., Ltd.                                    2,000              54
Yamazaki Baking Co., Ltd.                                  8,000              69
                                                                     -----------
                                                                           1,910
HEALTH CARE EQUIPMENT & SERVICES 0.2%
Alfresa Holdings Corp.                                     1,400              86
Mediceo Paltac Holdings Co., Ltd.                          4,600              76
Olympus Corp.                                              3,500             118
Suzuken Co., Ltd.                                          3,600             132
Terumo Corp.                                               1,300              71
                                                                     -----------
                                                                             483
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Kao Corp.                                                  7,000             212
Lion Corp.                                                 4,000              18
Shiseido Co., Ltd.                                         4,000              94
Unicharm Corp.                                               700              46
                                                                     -----------
                                                                             370

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
INSURANCE 0.4%
Aioi Insurance Co., Ltd.                                  12,000              59
Millea Holdings, Inc.                                      9,200             351
Mitsui Sumitomo Insurance Co., Ltd.                       15,000             155
NIPPONKOA Insurance Co., Ltd.                             10,000              92
Nissay Dowa General Insurance Co., Ltd.                    7,000              37
Sompo Japan Insurance, Inc.                                8,000              73
T&D Holdings, Inc.                                         2,400             129
The Fuji Fire & Marine Insurance Co., Ltd.                 4,000              12
                                                                     -----------
                                                                             908
MATERIALS 1.3%
Asahi Kasei Corp.                                         19,000             117
Daicel Chemical Industries Ltd.                            6,000              34
Daido Steel Co., Ltd                                       6,000              40
Dainippon Ink & Chemicals, Inc.                           19,000              85
Denki Kagaku Kogyo Kabushiki Kaisha                        9,000              37
Dowa Holdings Co., Ltd.                                    4,000              27
Hitachi Chemical Co., Ltd.                                 2,900              50
Hitachi Metals Ltd.                                        4,000              53
JFE Holdings, Inc.                                         7,100             331
JSR Corp.                                                  2,200              51
Kaneka Corp.                                               6,000              45
Kobe Steel Ltd.                                           31,000             105
Kuraray Co., Ltd.                                          6,000              72
Mitsubishi Gas Chemical Co., Inc.                          5,000              47
Mitsubishi Materials Corp.                                17,000              70
Mitsubishi Rayon Co., Ltd.                                 9,000              36
Mitsui Chemicals, Inc.                                    12,000              80
Mitsui Mining & Smelting Co., Ltd.                        11,000              41
Nippon Light Metal Co., Ltd.                               8,000              14
Nippon Paper Group, Inc.                                      57             135
Nippon Steel Corp.                                        56,000             340
Nisshin Steel Co., Ltd.                                   15,000              50
Nitto Denko Corp.                                          1,600              79
Oji Paper Co., Ltd.                                       27,000             116
Shin-Etsu Chemical Co., Ltd.                               4,100             217
Showa Denko K.K.                                          21,000              71
Sumitomo Bakelite Co., Ltd.                                2,000              11
Sumitomo Chemical Co., Ltd.                               23,000             164
Sumitomo Metal Industries Ltd.                            35,000             167
Sumitomo Metal Mining Co., Ltd.                            4,000              66
Sumitomo Osaka Cement Co., Ltd.                            4,000               8
Taiheiyo Cement Corp.                                     13,000              28
Taiyo Nippon Sanso Corp.                                   4,000              38
Teijin Ltd.                                               18,000              71
Tokuyama Corp.                                             4,000              29
Tokyo Steel Manufacturing Co., Ltd.                        2,700              27
Toray Industries, Inc.                                    18,000             123
Tosoh Corp.                                               10,000              42
Toyo Seikan Kaisha Ltd.                                    7,000             128
Ube Industries Ltd.                                       16,000              50
                                                                     -----------
                                                                           3,295
MEDIA 0.1%
Dentsu, Inc.                                                  30              70
Fuji Television Network, Inc.                                 42              67
Nippon Television Network Corp.                              440              58
Toho Co., Ltd.                                             2,100              52
Tokyo Broadcasting System, Inc.                            2,000              46
TV Asahi Corp.                                                 9              13
                                                                     -----------
                                                                             306
PHARMACEUTICALS & BIOTECHNOLOGY 0.5%
Astellas Pharma, Inc.                                      3,200             139
Chugai Pharmaceutical Co., Ltd.                            4,400              58
Daiichi Sankyo Co., Ltd.                                   4,900             147
Eisai Co., Ltd.                                            2,700             112
Kyowa Hakko Kogyo Co., Ltd.                                6,000              60
Mitsubishi Tanabe Pharma Corp.                             4,000              48
Ono Pharmaceutical Co., Ltd.                               1,500              74
Shionogi & Co., Ltd.                                       4,000              75
Taisho Pharmaceutical Co., Ltd.                            5,000             104
Takeda Pharmaceutical Co., Ltd.                            7,000             428
                                                                     -----------
                                                                           1,245
REAL ESTATE 0.2%
Leopalace21 Corp.                                          2,000              49
Mitsubishi Estate Co., Ltd.                                6,000             162
Mitsui Fudosan Co., Ltd.                                   6,000             139
Sumitomo Realty & Development Co., Ltd.                    3,500              87
Tokyo Tatemono Co., Ltd.                                   5,000              43
Tokyu Land Corp.                                           4,000              32
                                                                     -----------
                                                                             512
RETAILING 0.3%
Aoyama Trading Co., Ltd.                                   1,700              39
Canon Marketing Japan, Inc.                                3,700              60
EDION Corp.                                                1,100              12
Fast Retailing Co., Ltd.                                   1,200              89
H2O Retailing Corp.                                        2,100              15
Isetan Co., Ltd.                                           3,100              37
Izumi Co., Ltd.                                            1,200              18
J. Front Retailing Co., Ltd. *                             9,600              62
Marui Group Co., Ltd.                                      6,400              56
Mitsukoshi, Ltd.                                           7,000              28
Shimamura Co., Ltd.                                          400              33
Takashimaya Co., Ltd.                                      7,000              75
The Daiei, Inc. *                                         25,300             126
Yamada Denki Co., Ltd.                                       810              87
                                                                     -----------
                                                                             737
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
Advantest Corp.                                            1,700              38
Elpida Memory, Inc. *                                      1,000              36
NEC Electronics Corp. *                                    5,100             103
Rohm Co., Ltd.                                             1,500             111
Sumco Corp.                                                1,500              33
Tokyo Electron Ltd.                                        1,300              79
                                                                     -----------
                                                                             400
SOFTWARE & SERVICES 0.3%
CSK Holdings Corp.                                         1,000              28
ITOCHU Techno-Solutions Corp.                              1,100              32

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
KONAMI Corp.                                               2,000              60
Nintendo Co., Ltd.                                           730             369
Nomura Research Institute Ltd.                             1,300              34
NTT Data Corp.                                                31             138
Oracle Corp. Japan                                         1,000              44
                                                                     -----------
                                                                             705
TECHNOLOGY HARDWARE & EQUIPMENT 2.0%
Alps Electric Co., Ltd.                                    2,900              33
Brother Industries Ltd.                                    4,000              50
Canon, Inc.                                               13,700             581
Citizen Holdings Co., Ltd.                                 6,100              56
FUJIFILM Holdings Corp.                                   10,700             415
Fujitsu Ltd.                                              68,000             444
Hitachi Ltd.                                             129,000             967
Hitachi Maxell Ltd.                                        1,100              12
HOYA Corp.                                                 2,800              76
Ibiden Co., Ltd.                                           1,100              70
Keyence Corp.                                                300              64
Konica Minolta Holdings, Inc.                              8,500             137
Kyocera Corp.                                              3,200             256
Mabuchi Motor Co., Ltd.                                      700              39
Murata Manufacturing Co., Ltd.                             3,000             150
NEC Corp.                                                 80,000             328
Nidec Corp.                                                  800              53
Nippon Electric Glass Co., Ltd.                            5,000              75
Oki Electric Industry Co., Ltd. *                         16,000              26
OMRON Corp.                                                2,100              44
Ricoh Co., Ltd.                                           11,000             173
Seiko Epson Corp.                                          6,400             156
Taiyo Yuden Co., Ltd.                                      2,000              24
Tdk Corp.                                                  1,600             103
Toshiba Corp.                                             84,000             574
Toshiba Tec Corp.                                          3,000              19
Yokogawa Electric Corp.                                    3,500              34
                                                                     -----------
                                                                           4,959
TELECOMMUNICATION SERVICES 1.5%
KDDI Corp.                                                    59             403
Nippon Telegraph & Telephone Corp.                           498           2,370
NTT DoCoMo, Inc.                                             675           1,067
SOFTBANK Corp.                                             1,800              34
                                                                     -----------
                                                                           3,874
TRANSPORTATION 1.1%
All Nippon Airways Co., Ltd.                              24,000              96
Central Japan Railway Co.                                     35             324
East Japan Railway Co.                                        72             599
Fukuyama Transporting Co., Ltd.                            3,400              14
Japan Airlines Corp. *                                    61,000             150
Kamigumi Co., Ltd.                                         5,000              37
Kawasaki Kisen Kaisha Ltd.                                 7,000              68
Keihin Electric Express Railway Co., Ltd.                  6,000              40
Keio Corp.                                                10,000              59
Keisei Electric Railway Co., Ltd.                          8,000              44
Kintetsu Corp.                                            28,000              95
Mitsui O.S.K. Lines Ltd.                                  14,000             172
Nagoya Railroad Co., Ltd.                                 17,000              52
Nippon Express Co., Ltd.                                  27,000             145
Nippon Yusen Kabushiki Kaisha                             24,000             197
Nishi-Nippon Railroad Co., Ltd.                            3,000              10
Odakyu Electric Railway Co., Ltd.                         10,000              66
Seino Holdings Co., Ltd.                                   6,000              41
Tobu Railway Co., Ltd.                                    15,000              73
Tokyu Corp.                                               13,000              81
West Japan Railway Co.                                        52             252
Yamato Holdings Co., Ltd.                                  9,000             126
                                                                     -----------
                                                                           2,741
UTILITIES 1.5%
Chubu Electric Power Co., Inc.                            19,400             491
Electric Power Development Co., Ltd.                       3,500             125
Hokkaido Electric Power Co., Inc.                          5,800             127
Hokuriku Electric Power Co.                                6,000             136
Kyushu Electric Power Co., Inc.                           14,100             357
Osaka Gas Co., Ltd.                                       39,000             150
Shikoku Electric Power Co., Inc.                           6,500             187
The Chugoku Electric Power Co., Inc.                      10,700             229
The Kansai Electric Power Co., Inc.                       22,700             566
The Tokyo Electric Power Co., Inc.                        35,000             908
Toho Gas Co., Ltd.                                        12,000              61
Tohoku Electric Power Co., Inc.                           14,900             351
Tokyo Gas Co., Ltd.                                       42,000             197
                                                                     -----------
                                                                           3,885
                                                                     -----------
                                                                          48,919
LUXEMBOURG 0.5%
--------------------------------------------------------------------------------
MATERIALS 0.3%
ArcelorMittal                                             12,382             822

MEDIA 0.2%
RTL Group                                                  1,528             187
SES FDR                                                    7,884             192
                                                                     -----------
                                                                             379
                                                                     -----------
                                                                           1,201
NETHERLANDS 3.0%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.4%
European Aeronautic Defence & Space Co.                   17,178             438
Koninklijke (Royal) Philips Electronics N.V.              17,392             680
                                                                     -----------
                                                                           1,118
COMMERCIAL SERVICES & SUPPLIES 0.0%
Randstad Holding N.V.                                      1,010              39

DIVERSIFIED FINANCIALS 0.7%
ING Groep N.V. CVA                                        53,444           1,742
SNS Reaal                                                  9,147             173
                                                                     -----------
                                                                           1,915

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
FOOD & STAPLES RETAILING 0.2%
Koninklijke Ahold N.V. *                                  44,696             586

FOOD, BEVERAGE & TOBACCO 0.7%
Heineken Holding N.V.                                      1,732              88
Heineken N.V.                                              3,510             197
Unilever N.V. CVA                                         44,609           1,455
                                                                     -----------
                                                                           1,740
INSURANCE 0.2%
Aegon N.V.                                                31,559             471

MATERIALS 0.2%
Akzo Nobel N.V.                                            5,420             401
James Hardie Industries N.V. CDI                           5,020              29
Koninklijke DSM N.V.                                       4,322             182
                                                                     -----------
                                                                             612
MEDIA 0.1%
Reed Elsevier N.V.                                         3,851              71
Wolters Kluwer N.V.                                        2,934              84
                                                                     -----------
                                                                             155
REAL ESTATE 0.1%
Corio N.V.                                                   755              62
Rodamco Europe N.V.                                          562              72
                                                                     -----------
                                                                             134
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
ASML Holding N.V. *                                        3,046              81
STMicroelectronics N.V.                                   11,988             149
                                                                     -----------
                                                                             230
TELECOMMUNICATION SERVICES 0.2%
Koninklijke (Royal) KPN N.V.                              25,161             457

TRANSPORTATION 0.1%
TNT N.V.                                                   4,274             158
                                                                     -----------
                                                                           7,615
NEW ZEALAND 0.1%
--------------------------------------------------------------------------------
MATERIALS 0.0%
Fletcher Building Ltd.                                     7,894              63

TELECOMMUNICATION SERVICES 0.1%
Telecom Corp. of New Zealand Ltd.                         44,893             142

TRANSPORTATION 0.0%
Air New Zealand Ltd.                                      10,092              14

UTILITIES 0.0%
Contact Energy Ltd.                                        6,089              37
                                                                     -----------
                                                                             256
NORWAY 1.4%
--------------------------------------------------------------------------------
BANKS 0.1%
DnB NOR A.S.A.                                            22,841             299

CAPITAL GOODS 0.1%
Orkla A.S.A.                                              16,934             224

ENERGY 0.9%
Aker Kvaerner A.S.A.                                       3,200              60
StatoilHydro A.S.A.                                       85,414           2,249
                                                                     -----------
                                                                           2,309
INSURANCE 0.0%
Storebrand A.S.A.                                          7,500              61

MATERIALS 0.2%
Norsk Hydro A.S.A.                                        20,028             240
Norske Skogindustrier A.S.A.                               5,200              30
Yara International A.S.A.                                  3,200             156
                                                                     -----------
                                                                             426
TELECOMMUNICATION SERVICES 0.1%
Telenor A.S.A. *                                          13,784             285
                                                                     -----------
                                                                           3,604
PORTUGAL 0.4%
--------------------------------------------------------------------------------
BANKS 0.1%
Banco BPI S.A. - Reg'd                                     3,890              19
Banco Comercial Portugues S.A. - Reg'd                    37,116             116
Banco Espirito Santo S.A. - Reg'd                          5,076              90
                                                                     -----------
                                                                             225
MATERIALS 0.0%
CIMPOR-Cimentos de Portugal, SGPS S.A.                     7,034              55

MEDIA 0.0%
PT Multimedia-Servicos de Telecomunicacoes e
   Multimedia, SGPS S.A.                                   1,938              26

TELECOMMUNICATION SERVICES 0.1%
Portugal Telecom SGPS S.A. - Reg'd                        16,496             213

TRANSPORTATION 0.1%
Brisa - Private Shares                                     6,689              99

UTILITIES 0.1%
EDP - Energias de Portugal S.A.                           47,067             300
                                                                     -----------
                                                                             918
SINGAPORE 0.8%
--------------------------------------------------------------------------------
BANKS 0.2%
DBS Group Holdings Ltd.                                   18,056             225
Oversea-Chinese Banking Corp., Ltd.                       30,897             165
United Overseas Bank Ltd.                                 18,238             227
                                                                     -----------
                                                                             617
CAPITAL GOODS 0.1%
Fraser & Neave Ltd.                                       14,000              48
Keppel Corp., Ltd.                                        12,000              98
SembCorp Industries Ltd.                                  23,000              75
Singapore Technologies Engineering Ltd.                   30,000              71
                                                                     -----------
                                                                             292

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
MEDIA 0.0%
Singapore Press Holdings Ltd.                             19,000              59

REAL ESTATE 0.1%
Capitaland Ltd.                                           21,000              89
City Developments Ltd.                                     9,000              73
UOL Group Ltd.                                            12,000              31
                                                                     -----------
                                                                             193
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%
Chartered Semiconductor Manufacturing Ltd. *              35,000              19

TELECOMMUNICATION SERVICES 0.2%
Singapore Telecommunications Ltd.                        169,486             441

TRANSPORTATION 0.2%
ComfortDelGro Corp., Ltd.                                 29,000              33
Neptune Orient Lines Ltd.                                 53,146             123
Singapore Airlines Ltd.                                   18,270             201
SMRT Corp., Ltd.                                          48,619              59
                                                                     -----------
                                                                             416
                                                                     -----------
                                                                           2,037
SOUTH AFRICA 0.0%
--------------------------------------------------------------------------------
MATERIALS 0.0%
Mondi Ltd.                                                   742               6

SPAIN 3.4%
--------------------------------------------------------------------------------
BANKS 1.0%
Banco Bilbao Vizcaya Argentaria S.A.                      41,635             876
Banco de Sabadell S.A.                                     7,430              70
Banco Espanol de Credito S.A.                              4,095              71
Banco Popular Espanol S.A.                                10,560             164
Banco Santander S.A.                                      64,197           1,129
Bankinter S.A.                                             3,886              60
                                                                     -----------
                                                                           2,370
CAPITAL GOODS 0.2%
Acciona S.A.                                                 389              99
ACS, Actividades de Construction y Servicios S.A.          2,032             107
Fomento de Construcciones y Contratas S.A.                   963              64
Gamesa Corp. Tecnologica S.A.                              1,942              74
Grupo Ferrovial S.A.                                         942              61
Sacyr Vallehermoso S.A.                                    1,065              34
Zardoya Otis S.A.                                          1,824              43
                                                                     -----------
                                                                             482
ENERGY 0.5%
Compania Espanola de Petroleos S.A.                        3,339             349
Repsol YPF S.A.                                           28,242             903
                                                                     -----------
                                                                           1,252
INSURANCE 0.0%
Mapfre S.A.                                               14,284              58

MATERIALS 0.0%
Acerinox S.A.                                              2,057              49

MEDIA 0.0%
Gestevision Telecinco S.A.                                 1,474              32

REAL ESTATE 0.0%
Metrovacesa S.A.                                             656              81

RETAILING 0.0%
Industria de Diseno Textil S.A.                            1,484              74

TELECOMMUNICATION SERVICES 0.8%
Telefonica S.A.                                           67,791           1,982

TRANSPORTATION 0.1%
Abertis Infraestructuras S.A.                              4,477             136

UTILITIES 0.8%
Enagas                                                     1,718              47
Endesa S.A.                                                5,534             260
Gas Natural SDG S.A. *                                     4,940             273
Iberdrola S.A.                                            69,265           1,056
Union Fenosa S.A. *                                        3,440             230
                                                                     -----------
                                                                           1,866
                                                                     -----------
                                                                           8,382
SWEDEN 1.9%
--------------------------------------------------------------------------------
BANKS 0.5%
Nordea Bank AB                                            37,483             512
Skandinaviska Enskilda Banken AB, Class A                  9,470             216
Svenska Handelsbanken AB, Class A                         10,973             309
Swedbank AB, Class A                                       8,842             230
                                                                     -----------
                                                                           1,267
CAPITAL GOODS 0.5%
AB SKF, Class B                                            6,162             111
Assa Abloy AB, B Shares                                    4,032              71
Atlas Copco AB, B Shares                                   5,200              69
Atlas Copco AB, Class A                                    5,332              76
Sandvik AB                                                11,029             160
Scania AB, A Shares                                        2,027              50
Scania AB, B Shares                                        7,250             150
Skanska AB, B Shares                                       7,317             126
Volvo AB, A Shares                                         9,103             123
Volvo AB, Class B                                         19,600             265
                                                                     -----------
                                                                           1,201
COMMERCIAL SERVICES & SUPPLIES 0.0%
Securitas AB, B Shares                                     6,000              74

CONSUMER DURABLES & APPAREL 0.1%
Electrolux AB, Series B                                   10,047             158
Husqvarna AB, A Shares                                       210               2
Husqvarna AB, B Shares                                     3,200              33
                                                                     -----------
                                                                             193

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
DIVERSIFIED FINANCIALS 0.1%
Industrivarden AB, A Shares                                3,600              55
Industrivarden AB, C Shares                                2,700              38
Investor AB, A Shares                                      3,149              61
Investor AB, Class B                                       8,369             168
                                                                     -----------
                                                                             322
FOOD, BEVERAGE & TOBACCO 0.0%
Swedish Match AB                                           2,200              49

MATERIALS 0.2%
Boliden AB                                                 3,400              31
Holmen AB, B Shares                                        3,000             100
SSAB Svenskt Stal AB, Series A                             2,100              56
SSAB Svenskt Stal AB, Series B                             1,435              35
Svenska Cellulosa AB, B Shares                            15,200             244
                                                                     -----------
                                                                             466
RETAILING 0.1%
Hennes & Mauritz AB, Class B                               5,319             288

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Telefonaktiebolaget LM Ericsson, Class B                  92,626             211

TELECOMMUNICATION SERVICES 0.3%
Tele2 AB, Class B                                          8,400             172
TeliaSonera AB                                            47,466             422
                                                                     -----------
                                                                             594
                                                                     -----------
                                                                           4,665
SWITZERLAND 4.0%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.2%
ABB Ltd. - Reg'd                                          14,337             359
Geberit AG - Reg'd                                           217              30
Schindler Holding AG - Reg'd                                 606              36
                                                                     -----------
                                                                             425
COMMERCIAL SERVICES & SUPPLIES 0.1%
Adecco S.A. - Reg'd                                        3,448             181
SGS S.A. - Reg'd                                              42              55
                                                                     -----------
                                                                             236
CONSUMER DURABLES & APPAREL 0.1%
Compagnie Financiere Richemont S.A., Series A              3,071             175
Swatch Group AG                                              304              82
Swatch Group AG - Reg'd                                    1,159              61
                                                                     -----------
                                                                             318
DIVERSIFIED FINANCIALS 0.8%
Credit Suisse Group - Reg'd                               15,399             877
Julius Baer Holding AG - Reg'd                             1,133              80
Pargesa Holding S.A.                                       1,195             118
UBS AG - Reg'd                                            24,031             998
                                                                     -----------
                                                                           2,073
FOOD, BEVERAGE & TOBACCO 0.8%
Nestle S.A. - Reg'd                                        4,677           2,094

INSURANCE 0.6%
Baloise Holding AG - Reg'd                                   946              84
Swiss Life Holding - Reg'd *                                 767             186
Swiss Re - Reg'd                                           5,628             423
Zurich Financial Services AG - Reg'd                       2,701             774
                                                                     -----------
                                                                           1,467
MATERIALS 0.3%
Ciba Specialty Chemicals AG - Reg'd                        1,684              68
Clariant AG - Reg'd *                                      2,529              20
Givaudan S.A. - Reg'd                                         70              69
Holcim Ltd. - Reg'd                                        3,408             333
Syngenta AG - Reg'd                                          969             256
                                                                     -----------
                                                                             746
PHARMACEUTICALS & BIOTECHNOLOGY 0.9%
Lonza Group AG - Reg'd                                       398              51
Novartis AG - Reg'd                                       22,631           1,147
Roche Holding AG                                             222              44
Roche Holding AG - Genusschein                             4,723             858
                                                                     -----------
                                                                           2,100
TELECOMMUNICATION SERVICES 0.2%
Swisscom AG - Reg'd                                        1,003             400

TRANSPORTATION 0.0%
Kuehne & Nagel International AG - Reg'd                      963              88
                                                                     -----------
                                                                           9,947
THAILAND 0.0%
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 0.0%
Total Access Communication Public Co., Ltd. *             55,400              67

UNITED KINGDOM 18.1%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.0%
GKN plc                                                   13,648              72

BANKS 3.0%
Alliance & Leicester plc                                   7,814             103
Barclays plc                                             101,023             953
Bradford & Bingley plc                                     8,953              45
HBOS plc                                                  59,777             833
HSBC Holdings plc                                        181,609           2,725
Lloyds TSB Group plc                                     129,889           1,134
Northern Rock plc                                          4,722              10
Royal Bank of Scotland Group plc                         150,553           1,161
Standard Chartered plc                                    14,455             485
                                                                     -----------
                                                                           7,449
CAPITAL GOODS 0.4%
BAE Systems plc                                           38,285             357
Bunzl plc                                                  6,706              85
Cobham plc                                                17,593              65
Rolls-Royce Group plc *                                   13,446             127
Smiths Group plc                                           5,923             118

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Tomkins plc                                               18,833              66
Travis Perkins plc                                         2,050              48
Wolseley plc                                               9,345             129
                                                                     -----------
                                                                             995
COMMERCIAL SERVICES & SUPPLIES 0.2%
Capita Group plc                                           3,040              40
Experian Group Ltd.                                       23,308             206
G4S plc                                                   18,846              83
Hays plc                                                  15,950              33
Rentokil Initial plc                                      25,602              55
                                                                     -----------
                                                                             417
CONSUMER DURABLES & APPAREL 0.0%
Burberry Group plc                                         6,331              55
Persimmon plc                                              2,290              36
                                                                     -----------
                                                                              91
CONSUMER SERVICES 0.5%
Carnival plc                                               7,844             341
Compass Group plc                                         41,869             265
Enterprise Inns plc                                        6,204              55
InterContinental Hotels Group plc                          8,304             129
Ladbrokes plc                                             22,864             137
Mitchells & Butlers plc                                    8,242              73
Rank Group plc                                            14,119              26
Whitbread plc                                              4,334             118
William Hill plc                                           6,813              56
                                                                     -----------
                                                                           1,200
DIVERSIFIED FINANCIALS 0.1%
3i Group plc                                               4,355              81
ICAP plc                                                   5,737              78
International Personal Finance                             4,591              17
Man Group plc                                              3,866              42
Provident Financial plc                                    1,573              26
Schroders plc                                              3,238              71
Schroders plc - Non Voting                                   849              17
                                                                     -----------
                                                                             332
ENERGY 4.7%
BG Group plc                                              24,666             544
BP plc                                                   464,094           4,946
Royal Dutch Shell plc, Class A                            99,794           3,578
Royal Dutch Shell plc, Class B                            76,860           2,671
                                                                     -----------
                                                                          11,739
FOOD & STAPLES RETAILING 0.5%
J Sainsbury plc                                           40,720             324
Tesco plc                                                 85,986             719
William Morrison Supermarkets plc                         24,783             149
                                                                     -----------
                                                                           1,192
FOOD, BEVERAGE & TOBACCO 1.8%
Associated British Foods plc                              12,415             215
British American Tobacco plc                              24,027             861
Cadbury Schweppes plc                                     26,545             294
Diageo plc                                                33,294             672
Imperial Tobacco Group plc                                 5,069             248
SABMiller plc                                             11,289             244
Scottish & Newcastle plc                                  18,600             291
Tate & Lyle plc                                            7,280              71
Unilever plc                                              46,454           1,531
                                                                     -----------
                                                                           4,427
HEALTH CARE EQUIPMENT & SERVICES 0.0%
Smith & Nephew plc                                         7,149              97

HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Reckitt Benckiser Group plc                                4,063             213

INSURANCE 0.9%
Aviva plc                                                 58,150             729
Friends Provident plc                                     29,688              83
Legal & General Group plc                                149,670             396
Old Mutual plc                                           106,873             267
Prudential plc                                            45,904             588
Royal & Sun Alliance Insurance Group plc                  71,105             193
                                                                     -----------
                                                                           2,256
MATERIALS 1.2%
Anglo American plc                                        14,780             816
Antofagasta plc                                            7,210              95
BHP Billiton plc                                          15,299             463
Johnson Matthey plc                                        3,758             140
Kazakhmys plc                                              4,113             100
Lonmin plc                                                 1,173              68
Mondi plc                                                  4,863              37
Rexam plc                                                 10,030              84
Rio Tinto plc                                              8,625             864
Xstrata plc                                                4,202             324
                                                                     -----------
                                                                           2,991
MEDIA 0.4%
British Sky Broadcasting Group plc                         6,755              74
Daily Mail & General Trust plc                             3,204              34
EMAP plc                                                   5,022              92
ITV plc                                                   44,142              64
Pearson plc                                               14,201             197
Reed Elsevier plc                                          5,903              71
Reuters Group plc                                         16,625             201
Trinity Mirror plc                                         4,860              32
United Business Media plc                                  3,203              35
WPP Group plc                                             13,825             170
Yell Group plc                                             8,829              59
                                                                     -----------
                                                                           1,029
PHARMACEUTICALS & BIOTECHNOLOGY 0.9%
AstraZeneca plc                                           14,579             612
GlaxoSmithKline plc                                       66,049           1,566
Shire plc                                                  3,741              67
                                                                     -----------
                                                                           2,245
REAL ESTATE 0.2%
British Land Co. plc                                       5,841             118
Hammerson plc                                              1,934              44
Land Securities Group plc                                  5,640             180
Liberty International plc                                  5,424             116

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Segro plc                                                  6,780              69
                                                                     -----------
                                                                             527

RETAILING 0.3%
DSG International plc                                     65,174              99
Home Retail Group plc                                     18,684             106
Kesa Electricals plc                                      11,718              56
Kingfisher plc                                            47,511             139
Marks & Spencer Group plc                                 18,684             167
Next plc                                                   2,301              65
Signet Group plc                                          37,153              49
The Carphone Warehouse Group plc                           6,129              40
                                                                     -----------
                                                                             721
SOFTWARE & SERVICES 0.0%
LogicaCMG plc                                             12,058              26
The Sage Group plc                                        12,131              54
                                                                     -----------
                                                                              80
TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Electrocomponents plc                                     13,382              51

TELECOMMUNICATION SERVICES 2.0%
BT Group plc                                             157,250             817
Cable & Wireless                                          67,135             214
Vodafone Group plc                                     1,168,725           4,089
                                                                     -----------
                                                                           5,120
TRANSPORTATION 0.1%
BBA Aviation plc                                          14,460              54
British Airways plc *                                     17,611             118
                                                                     -----------
                                                                             172
UTILITIES 0.8%
British Energy Group plc                                  13,076             136
Centrica plc                                              63,387             421
International Power plc                                   10,014              80
Kelda Group plc                                            5,634             122
National Grid plc                                         29,737             459
Scottish & Southern Energy plc                             9,615             293
Severn Trent plc                                           6,315             180
United Utilities plc                                      18,950             270
                                                                     -----------
                                                                           1,961
                                                                     -----------
                                                                          45,377
UNITED STATES 0.0%
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS 0.0%
NYSE Euronext                                                 14               1

HEALTH CARE EQUIPMENT & SERVICES 0.0%
Synthes, Inc.                                                716              92
                                                                     -----------
                                                                              93
                                                                     -----------
TOTAL COMMON STOCK
(COST $263,635)                                                          242,954
                                                                     -----------

OTHER INVESTMENT COMPANIES 2.1% OF NET ASSETS

UNITED KINGDOM 0.1%
--------------------------------------------------------------------------------
Foreign & Colonial Investment Trust plc                    6,578              38
The Alliance Trust plc                                     9,785              66
Witan Investment Trust plc                                 3,884              34
                                                                     -----------
                                                                             138
UNITED STATES 2.0%
--------------------------------------------------------------------------------
iShares MSCI EAFE Index Fund                              70,000           5,060
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $5,036)                                                              5,198
                                                                     -----------
PREFERRED STOCK 0.5% OF NET ASSETS

GERMANY 0.4%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.3%
Porsche Automobil Holding SE                                 114             205
Volkswagen AG                                              4,091             568
                                                                     -----------
                                                                             773
HEALTH CARE EQUIPMENT & SERVICES 0.0%
Fresenius SE                                               1,516             118

HOUSEHOLD & PERSONAL PRODUCTS 0.1%
Henkel KGaA                                                3,694             169
                                                                     -----------
                                                                           1,060
ITALY 0.1%
--------------------------------------------------------------------------------
INSURANCE 0.1%
Unipol Gruppo Finanziario S.p.A.                          22,106              58

SWITZERLAND 0.0%
--------------------------------------------------------------------------------
CAPITAL GOODS 0.0%
Schindler Holding AG                                         503              30
                                                                     -----------
TOTAL PREFERRED STOCK
(COST $1,152)                                                              1,148
                                                                     -----------
RIGHTS 0.0% OF NET ASSETS

HONG KONG 0.0%
--------------------------------------------------------------------------------
Wing Fat Printing Co. (a)*                                   220              --

ITALY 0.0%
--------------------------------------------------------------------------------
Pirelli & C. S.p.A. (a)*                                 107,334              --
                                                                     -----------
TOTAL RIGHTS
(COST $--)                                                                    --

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
         RATE, MATURITY DATE                         ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENT 0.6% OF NET ASSETS

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 0.6%
--------------------------------------------------------------------------------
Wells Fargo, Grand Cayman Time Deposit
   2.93%, 02/01/08                                         1,568           1,568
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $1,568)                                                              1,568
                                                                     -----------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 01/31/08, the tax basis cost of the fund's investments was $272,250, and the unrealized appreciation and depreciation were $5,559 and ($26,941), respectively, with a net unrealized depreciation of ($21,382).

At 01/31/08, the prices of certain foreign securities held by the fund aggregating $230,151 were adjusted from their closing market prices following the guidelines by the fund's Board of Trustees.

*   Non-income producing security.
(a) Fair-valued by Management.

CDI -- CHESS Depository Interest
CVA -- Dutch Certificate
FDR -- Fiduciary Depositary Receipt

SCHWAB CAPITAL TRUST
SCHWAB FUNDAMENTAL EMERGING MARKETS INDEX FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
  69.0%   COMMON STOCK                                   10,666          10,713
   9.2%   OTHER INVESTMENT COMPANIES                      1,408           1,426
   8.3%   PREFERRED STOCK                                 1,289           1,290
  98.7%   SHORT-TERM INVESTMENT                          15,325          15,325
--------------------------------------------------------------------------------
 185.2%   TOTAL INVESTMENTS                              28,688          28,754
(85.2)%   OTHER ASSETS AND LIABILITIES                                  (13,225)
--------------------------------------------------------------------------------
 100.0%   NET ASSETS                                                     15,529

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
--------------------------------------------------------------------------------
COMMON STOCK  69.0% OF NET ASSETS

ARGENTINA  0.3%
--------------------------------------------------------------------------------
ENERGY  0.1%
Petrobras Energia Participaciones S.A.                   15,928               19

TELECOMMUNICATION SERVICES  0.2%
Telecom Argentina S.A., Class B *                         5,469               22
                                                                     -----------
                                                                              41
BRAZIL  5.2%
--------------------------------------------------------------------------------
BANKS  0.6%
Banco do Brasil S.A.                                      5,300               88
Banco Nossa Caixa S.A.                                      700                9
                                                                     -----------
                                                                              97
CAPITAL GOODS  0.2%
Empresa Brasileira de Aeronautica S.A.                    2,800               30

ENERGY  0.9%
Petroleo Brasileiro S.A.                                  2,500              137

FOOD, BEVERAGE & TOBACCO  0.2%
Souza Cruz S.A.                                           1,200               33

MATERIALS  1.4%
Companhia Siderurgica Nacional S.A.                       3,500              109
Companhia Vale do Rio Doce                                3,000               88
Usinas Siderurgicas de Minas Gerais S.A.                    400               20
                                                                     -----------
                                                                             217
TELECOMMUNICATION SERVICES  0.5%
Brasil Telecom Participacoes S.A.                           500               15
Tele Norte Leste Participacoes S.A.                         700               27
Telesp - Telecomunicacoes de Sao Paulo S.A.               1,700               42
                                                                     -----------
                                                                              84
UTILITIES  1.4%
Centrais Eletricas Brasileiras S.A.                      10,200              127
Companhia de Saneamento Basico do Estado de
  Sao Paulo - SABESP                                      1,400               30
CPFL Energia S.A.                                         1,600               27
Tractebel Energia S.A.                                    2,600               30
                                                                     -----------
                                                                             214
                                                                     -----------
                                                                             812
CHILE  1.9%
--------------------------------------------------------------------------------

BANKS  0.5%
Banco De Chile                                          588,621               52
Banco Santander Chile S.A.                              586,917               28
                                                                     -----------
                                                                              80
CAPITAL GOODS  0.4%
Empresas Copec S.A.                                       3,574               64

FOOD & STAPLES RETAILING  0.1%
Cencosud S.A.                                             3,010               13

RETAILING  0.1%
S.A.C.I. Falabella, S.A.                                  3,253               18

TELECOMMUNICATION SERVICES  0.3%
Compania de Telecomunicaciones de Chile S.A.,
  Class A                                                12,305               22
Empresa Nacional de Telecomunicaciones S.A.                 978               15
                                                                     -----------
                                                                              37
UTILITIES  0.5%
Almendral S.A.                                          153,251               17
Empresa Nacional de Electricidad S.A.                    17,388               20
Enersis S.A.                                            134,162               38
                                                                     -----------
                                                                              75
                                                                     -----------
                                                                             287
CHINA  13.5%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS  0.1%
Dongfeng Motor Group Co., Ltd., Class H                  26,000               17

BANKS  2.9%
Bank of China Ltd., Class H                              42,000               17
Bank of Communications Ltd., Class H                     55,000               62
China Construction Bank Corp., Class H                  272,000              190
China Merchants Bank Co., Ltd., Class H                   3,500               12

SCHWAB FUNDAMENTAL EMERGING MARKETS INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
--------------------------------------------------------------------------------
Industrial & Commercial Bank of China Ltd.,
  Class H                                               285,000              172
                                                                     -----------
                                                                             453
CAPITAL GOODS  0.4%
China Communications Construction Co., Ltd.,
  Class H                                                17,000               41
Shanghai Electric Group Co., Ltd., Class H               26,000               20
                                                                     -----------
                                                                              61
ENERGY  6.3%
China Coal Energy Co., Class H                           11,000               26
China Petroleum & Chemical Corp. (Sinopec),
  Class H                                               186,000              195
China Shenhua Energy Co., Ltd., Class H                  18,000               94
PetroChina Co., Ltd., Class H                           484,000              668
                                                                     -----------
                                                                             983
INSURANCE  0.9%
China Life Insurance Co., Ltd., Class H                  20,000               72
PICC Property & Casualty Co., Ltd., Class H              24,000               23
Ping An Insurance (Group) Co. of China Ltd.,
  Class H                                                 5,000               35
                                                                     -----------
                                                                             130
MATERIALS  0.4%
Aluminum Corp. of China Ltd., Class H                    30,000               42
Angang Steel Co., Ltd., Class H                           4,000                7
Maanshan Iron & Steel Co., Ltd., Class H                  9,000                5
Sinopec Shanghai Petrochemical Co., Ltd., Class H        20,000                9
                                                                     -----------
                                                                              63
TELECOMMUNICATION SERVICES  1.5%
China Telecom Corp., Ltd., Class H                      320,000              224

TRANSPORTATION  0.7%
Air China Ltd., Class H                                  20,000               18
China COSCO Holdings Co., Ltd., Class H                  22,000               51
China Shipping Container Lines Co., Ltd., Class H        50,000               19
China Southern Airlines Co., Ltd., Class H *             12,000               10
Zhejiang Expressway Co., Ltd., Class H                   14,000               15
                                                                     -----------
                                                                              113

UTILITIES  0.3%
Datang International Power Generation Co.,
  Ltd., Class H                                          38,000               24
Huadian Power International Corp., Ltd., Class H         18,000                6
Huaneng Power International, Inc., Class H               24,000               19
                                                                     -----------
                                                                              49
                                                                     -----------
                                                                           2,093
COLUMBIA  0.3%
--------------------------------------------------------------------------------

BANKS  0.2%
Bancolombia S.A.                                          3,122               24

DIVERSIFIED FINANCIALS  0.1%
Suramericana de Inversiones S.A.                          1,856               16
                                                                     -----------
                                                                              40
CZECH REPUBLIC  0.3%
--------------------------------------------------------------------------------

FOOD, BEVERAGE & TOBACCO  0.3%
Philip Morris CR A/S                                        100               43

HUNGARY  0.6%
--------------------------------------------------------------------------------

BANKS  0.2%
OTP Bank Nyrt.                                              530               23

ENERGY  0.2%
MOL Hungarian Oil and Gas Nyrt.                             281               38

TELECOMMUNICATION SERVICES  0.2%
Magyar Telekom Nyrt.                                      6,098               29
                                                                     -----------
                                                                              90
INDONESIA  1.3%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS  0.2%
PT Astra International Tbk                               12,500               38

BANKS  0.4%
PT Bank Central Asia Tbk                                 61,000               23
PT Bank Mandiri                                          86,500               32
PT Bank Rakyat Indonesia                                 27,000               21
                                                                     -----------
                                                                              76

FOOD, BEVERAGE & TOBACCO  0.1%
PT Gudang Garam Tbk                                       8,500                8

HOUSEHOLD & PERSONAL PRODUCTS  0.1%
PT Unilever Indonesia Tbk                                13,500               10

MATERIALS  0.1%
PT Indah Kiat Pulp & Paper Corp. Tbk *                   97,000               10

TELECOMMUNICATION SERVICES  0.4%
PT Indosat Tbk                                           21,000               16
PT Telekomunikasi Indonesia                              44,000               45
                                                                     -----------
                                                                              61
                                                                     -----------
                                                                             203
ISRAEL  1.7%
--------------------------------------------------------------------------------

BANKS  0.5%
Bank Hapoalim B.M.                                        6,634               31
Bank Leumi Le-Israel                                      6,299               31
Israel Discount Bank, Class A *                           6,987               18
                                                                     -----------
                                                                              80

CAPITAL GOODS  0.3%
Discount Investment Corp. - Reg'd                           700               18

SCHWAB FUNDAMENTAL EMERGING MARKETS INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
--------------------------------------------------------------------------------
IDB Development Corp., Ltd.                                 538               16
IDB Holding Corp., Ltd.                                     625               18
                                                                     -----------
                                                                              52

MATERIALS  0.4%
Israel Chemicals Ltd.                                     2,356               31
The Israel Corp., Ltd.                                       31               31
                                                                     -----------
                                                                              62

PHARMACEUTICALS & BIOTECHNOLOGY  0.3%
Teva Pharmaceutical Industries Ltd.                         869               40

TELECOMMUNICATION SERVICES  0.2%
Bezeq Israeli Telecommunication Corp., Ltd.              15,272               28
                                                                     -----------
                                                                             262
LUXEMBOURG  0.2%
--------------------------------------------------------------------------------

ENERGY  0.2%
Tenaris S.A.                                              1,343               27

MALAYSIA  2.2%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS  0.0%
Proton Holdings Berhad *                                  4,600                6

BANKS  0.5%
Bumiputra-Commerce Holdings Berhad                        5,700               19
Malayan Banking Berhad                                    9,600               35
Public Bank Berhad                                        8,500               30
                                                                     -----------
                                                                              84
CAPITAL GOODS  0.4%
Sime Darby Berhad *                                      15,400               56

CONSUMER SERVICES  0.2%
Genting Berhad                                            6,900               16
Resorts World Berhad                                     11,600               14
                                                                     -----------
                                                                              30
FOOD, BEVERAGE & TOBACCO  0.1%
British American Tobacco Malaysia Berhad                  1,400               18

TELECOMMUNICATION SERVICES  0.3%
Telekom Malaysia Berhad                                  11,800               42

TRANSPORTATION  0.2%
MISC Berhad                                              10,100               30

UTILITIES  0.5%
Petronas Gas Berhad                                       6,700               22
Tenaga Nasional Berhad                                   10,400               30
YTL Corp. Berhad                                          5,900               14
YTL Power International Berhad                           21,200               16
                                                                     -----------
                                                                              82
                                                                     -----------
                                                                             348
MEXICO  4.7%
--------------------------------------------------------------------------------

BANKS  0.4%
Grupo Financiero Banorte S.A.B. de C.V.                   7,400               31
Grupo Financiero Inbursa, S.A.B. de C.V.,
  Class O                                                11,800               27
                                                                     -----------
                                                                              58
CAPITAL GOODS  0.2%
Alfa S.A.B., Class A                                      5,100               32

FOOD & STAPLES RETAILING  0.4%
Controladora Comercial Mexicana S.A. de C.V.              5,700               14
Organizacion Soriana S.A.B de C.V., Series B              6,900               18
Wal-Mart de Mexico S.A.B. de C.V., Series V               9,800               36
                                                                     -----------
                                                                              68
FOOD, BEVERAGE & TOBACCO  1.0%
Coca-Cola Femsa, S.A.B. de C.V., Series L                 6,200               29
Fomento Economico Mexicano, S.A.B. de C.V.                9,800               35
Gruma S.A.B., Class B                                     3,300                9
Grupo Bimbo S.A.B. de C.V., Series A                      4,900               30
Grupo Continental, S.A.B.                                10,000               22
Grupo Modelo, S.A. de C.V., Series C                      6,800               31
                                                                     -----------
                                                                             156
HOUSEHOLD & PERSONAL PRODUCTS  0.2%
Kimberly-Clark de Mexico, S.A.B. de C.V.,
  Class A                                                 7,200               29

MATERIALS  0.6%
Cemex S.A.B. de C.V. *                                   22,400               60
Grupo Mexico S.A.B. de C.V., Series B                     6,600               39
                                                                     -----------
                                                                              99
MEDIA  0.2%
Grupo Televisa S.A.                                       6,700               30

TELECOMMUNICATION SERVICES  1.7%
America Movil S.A.B. de C.V., Series L                   32,700               98
Carso Global Telecom S.A.B. de C.V., Class A1 *           2,000                9
Telefonos de Mexico S.A.B. de C.V.                       83,900              152
                                                                     -----------
                                                                             259
                                                                     -----------
                                                                             731
PHILIPPINES  0.2%
--------------------------------------------------------------------------------

BANKS  0.0%
Bank of the Philippine Islands                            4,500                7

SCHWAB FUNDAMENTAL EMERGING MARKETS INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES  0.2%
Philippine Long Distance Telephone Co.                      410               30
                                                                     -----------
                                                                              37
POLAND  1.2%
--------------------------------------------------------------------------------

BANKS  0.4%
Bank Brzemyslowo-Handlowy BPH                                36                2
Bank Pekao S.A.                                             431               35
Powszechna Kasa Oszczednosci Bank Polski S.A.             1,490               28
                                                                     -----------
                                                                              65
ENERGY  0.4%
Polski Koncern Naftowy Orlen S.A. *                       2,039               34
Polskie Gornictwo Naftowe I Gazownictwo S.A.             18,348               34
                                                                     -----------
                                                                              68
MATERIALS  0.1%
KGHM Polska Miedz S.A.                                      400               15

TELECOMMUNICATION SERVICES  0.3%
Telekomunikacja Polska S.A.                               4,677               45
                                                                     -----------
                                                                             193
REPUBLIC OF KOREA  18.4%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS  1.5%
Hankook Tire Co. Ltd.                                       450                8
Hyundai Mobis                                               242               20
Hyundai Motor Co.                                         1,808              142
Kia Motors Corp. *                                        2,890               32
Korea Kumho Petrochemical Co., Ltd. *                       640               27
Ssangyong Motor Co. *                                     1,610                9
                                                                     -----------
                                                                             238
BANKS  1.4%
Hana Financial Group, Inc.                                  460               23
Industrial Bank of Korea *                                1,240               23
Kookmin Bank *                                              895               59
Korea Exchange Bank                                       1,590               23
Shinhan Financial Group Co., Ltd.                           710               38
Woori Finance Holdings Co., Ltd. *                        2,410               44
                                                                     -----------
                                                                             210
CAPITAL GOODS  4.1%
CJ Corp. *                                                   79                6
Daelim Industrial Co., Ltd.                                 171               24
Daewoo Engineering & Construction Co., Ltd. *               230                4
Daewoo International Corp.                                  190                7
Daewoo Shipbuilding & Marine Engineering
  Co., Ltd. *                                               310               10
Doosan Corp. *                                              273               38
Doosan Heavy Industries & Construction Co.,
  Ltd.                                                      251               25
GS Engineering & Construction Corp.                         136               17
Hyundai Development Co. *                                   164               12
Hyundai Engineering & Construction Co., Ltd. *              183               14
Hyundai Heavy Industries Co., Ltd.                          154               52
KCC Corp.                                                    44               17
Kumho Industrial Co., Ltd. *                                770               28
LG Corp.                                                  3,043              176
LG International Corp.                                      940               15
LS Cable Ltd.                                               311               24
Samsung Corp. *                                           1,356               72
Samsung Heavy Industries Co., Ltd.                          480               13
SK Holdings Co., Ltd.                                       545               82
                                                                     -----------
                                                                             636
CONSUMER DURABLES & APPAREL  0.9%
LG Electronics, Inc.                                      1,370              133

ENERGY  1.1%
GS Holdings Corp.                                           950               41
S-Oil Corp.                                                 458               32
SK Energy Co., Ltd.                                         795               98
                                                                     -----------
                                                                             171
FOOD & STAPLES RETAILING  0.1%
Shinsegae Co., Ltd.                                          34              22

FOOD, BEVERAGE & TOBACCO  0.3%
CJ CheilJedang Corp. *                                       56              17
KT&G Corp.                                                  393              34
                                                                     -----------
                                                                             51
INSURANCE  0.1%
Samsung Fire & Marine Insurance Co., Ltd.                    72              14

MATERIALS  2.3%
Dongkuk Steel Mill Co., Ltd.                                520              21
Hanwha Chemical Corp. *                                     700              11
Hanwha Corp. *                                              651              34
Honam Petrochemical Corp. *                                 111              11
Hyosung Corp. *                                             410              23
Hyundai Steel Co. *                                         466              32
LG Chem Ltd.                                                620              52
POSCO                                                       316             172
                                                                     -----------
                                                                            356
RETAILING  0.1%
Lotte Shopping Co., Ltd                                      55              19

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  2.1%
Hynix Semiconductor Inc. *                                  940              26
Samsung Electronics Co., Ltd.                               471             300
                                                                     -----------
                                                                            326
TECHNOLOGY HARDWARE & EQUIPMENT  0.6%
LG.Philips LCD Co., Ltd.                                  1,130              49
Samsung Electro-Mechanics Co., Ltd.                         310              15
Samsung SDI Co., Ltd. *                                     474              35
                                                                     -----------
                                                                              99

SCHWAB FUNDAMENTAL EMERGING MARKETS INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES  1.7%
Hanarotelecom Inc. *                                      1,422               17
KT Corp.                                                  2,180              117
KT Freetel Co., Ltd. *                                      990               30
LG Telecom Ltd. *                                         1,354               12
SK Telecom Co., Ltd.                                        355               81
                                                                     -----------
                                                                             257
TRANSPORTATION  0.5%
Hanjin Shipping Co., Ltd.                                   510               18
Hyundai Merchant Marine Co., Ltd. *                         310               12
Korean Air Lines Co., Ltd.                                  722               52
                                                                     -----------
                                                                              82
UTILITIES  1.6%
Korea Electric Power Corp. *                              4,650              187
Korea Gas Corp. *                                           777               64
                                                                     -----------
                                                                             251
                                                                     -----------
                                                                           2,865
RUSSIA  8.8%
--------------------------------------------------------------------------------

BANKS  0.3%
Sberbank GDR - Reg'd                                        129               48

ENERGY  4.7%
Gazprom ADR                                               8,446              406
LUKOIL ADR                                                2,125              147
Rosneft Oil Co. GDR *                                    23,822              169
                                                                     -----------
                                                                             722
MATERIALS  3.0%
Cherepovets MK Severstal GDR - Reg'd                     16,481              350
Mining & Metallurgical Co. Norilsk Nickel ADR               360               87
Polyus Gold ADR                                             522               27
                                                                     -----------
                                                                             464
TELECOMMUNICATION SERVICES  0.2%
Rostelecom ADR                                              420               29

UTILITIES  0.6%
RAO Unified Energy System of Russia GDR - Reg'd *           966               96
                                                                     -----------
                                                                           1,359

SOUTH AFRICA  4.2%
--------------------------------------------------------------------------------

BANKS  0.6%
ABSA Group Ltd.                                           1,960               27
Nedbank Group Ltd.                                        1,605               24
Standard Bank Group Ltd.                                  3,582               44
                                                                     -----------
                                                                              95
CAPITAL GOODS  0.2%
Barloworld Ltd.                                           1,144               14
Bidvest Group Ltd.                                        1,245               17
                                                                     -----------
                                                                              31
DIVERSIFIED FINANCIALS  0.4%
FirstRand Ltd.                                           12,567               28
Remgro Ltd.                                               1,199               29
RMB Holdings Ltd.                                         3,242               12
                                                                     -----------
                                                                              69
ENERGY  0.5%
Sasol                                                     1,774               85

FOOD, BEVERAGE & TOBACCO  0.1%
Tiger Brands Ltd.                                           483               10

INSURANCE  0.4%
Liberty Group Ltd.                                        2,621               26
Sanlam Ltd.                                              13,336               35
                                                                     -----------
                                                                              61

MATERIALS  1.6%
Anglo Platinum Ltd.                                         334               49
AngloGold Ashanti Ltd.                                      817               34
ArcelorMittal South Africa Ltd.                           1,617               32
Exxaro Resources Ltd.                                     1,599               24
Freeworld Coatings Ltd. *                                 5,564                6
Gold Fields Ltd.                                          1,085               16
Harmony Gold Mining Co., Ltd. *                             623                6
Impala Platinum Holdings Ltd.                             1,199               46
Nampak Ltd.                                               5,432               13
Sappi Ltd.                                                1,542               17
                                                                     -----------
                                                                             243
TELECOMMUNICATION SERVICES  0.4%
MTN Group Ltd.                                            1,872               30
Telkom South Africa Ltd.                                  1,522               29
                                                                     -----------
                                                                              59
TRANSPORTATION  0.0%
Imperial Holdings Ltd.                                      553                6
                                                                     -----------
                                                                             659
THAILAND  1.9%
--------------------------------------------------------------------------------

BANKS  0.5%
Bangkok Bank Public Co., Ltd. - Reg'd                     7,800               29
Kasikornbank Public Co., Ltd.                             6,800               18
Krung Thai Bank Public Co., Ltd.                         46,800               13
Siam Commercial Bank Public Co., Ltd. - Reg'd             6,700               15
                                                                     -----------
                                                                              75
ENERGY  1.0%
IRPC Public Co., Ltd.                                    67,600               11
PTT Exploration & Production Public Co., Ltd.             6,300               28
PTT Public Co., Ltd.                                      9,500               95
Thai Oil Public Co., Ltd.                                 7,300               17
                                                                     -----------
                                                                             151
MATERIALS  0.1%
The Siam Cement Public Co., Ltd.                          3,900               25

SCHWAB FUNDAMENTAL EMERGING MARKETS INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES  0.2%
Advanced Info Service Public Co., Ltd.                   12,300               35

TRANSPORTATION  0.1%
Thai Airways International Public Co., Ltd.              12,800               13
                                                                     -----------
                                                                             299
TURKEY  2.1%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS  0.1%
Ford Otomotiv Sanayi A/S                                  1,669               17

BANKS  0.7%
Akbank T.A.S.                                             7,413               44
Turkiye Garanti Bankasi A/S                               4,656               30
Turkiye Is Bankasi, Class C                               7,744               40
                                                                     -----------
                                                                             114
CAPITAL GOODS  0.3%
Dogan Sirketler Grubu Holdings A/S *                        401                1
Koc Holding A/S *                                        10,031               39
                                                                     -----------
                                                                              40
CONSUMER DURABLES & APPAREL  0.1%
Arcelik A/S                                               1,282                8
Vestel Elektronik Sanayi ve Ticaret A/S *                 1,912                3
                                                                     -----------
                                                                              11
DIVERSIFIED FINANCIALS  0.2%
Haci Omer Sabanci Holding A/S                             9,130               39

ENERGY  0.3%
Tupras-Turkiye Petrol Rafinerileri A/S                    1,534               39

MATERIALS  0.1%
Eregli Demir ve Celik Fabrikalari T.A.S.                  3,752               24

TELECOMMUNICATION SERVICES  0.3%
Turkcell Iletisim Hizmetleri A/S                          4,410               40
                                                                     -----------
                                                                             324
                                                                     -----------
TOTAL COMMON STOCK
(COST $10,666)                                                            10,713
                                                                     -----------
OTHER INVESTMENT COMPANIES  9.2% OF NET ASSETS

UNITED STATES  9.2%
--------------------------------------------------------------------------------
iPath MSCI India Index ETN *                              8,500              711
iShares MSCI Taiwan Index Fund                           52,000              715
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $1,408)                                                              1,426

PREFERRED STOCK  8.3% OF NET ASSETS

BRAZIL  8.2%
--------------------------------------------------------------------------------

BANKS  1.7%
Banco Bradesco S.A.                                       3,800              101
Banco Itau Holding Financeira S.A.                        4,100               92
Itausa - Investimentos Itau S.A.                         11,100               64
                                                                     -----------
                                                                             257
ENERGY  1.2%
Petroleo Brasileiro S.A.                                  4,000              183

FOOD & STAPLES RETAILING  0.1%
Compania Brasileira de Distribuicao Grupo
  Pao de Acucar                                             900               17

FOOD, BEVERAGE & TOBACCO  0.5%
Companhia de Bebidas das Americas                         1,000               70
Sadia S.A.                                                2,600               14
                                                                     -----------
                                                                              84
MATERIALS  2.1%
Aracruz Celulose S.A., Class B                            3,600               26
Braskem S.A., Class A                                     2,700               20
Companhia Vale do Rio Doce, Class A                       3,900               99
Gerdau S.A.                                               2,100               54
Metalurgica Gerdau S.A.                                   1,500               52
Usinas Siderurgicas de Minas Gerais S.A.,
  Class A                                                 1,200               56
Votorantim Celulose e Papel S.A. *                          700               20
                                                                     -----------
                                                                             327
TELECOMMUNICATION SERVICES  2.0%
Brasil Telecom Participacoes S.A.                         2,100               30
Brasil Telecom S.A.                                       2,300               23
Tele Norte Leste Participacoes S.A.                       2,300               59
Telemar Norte Leste S.A., Class A *                       2,600              124
Telesp -Telecomunicacoes de Sao Paulo S.A.                2,100               58
Vivo Participacoes S.A.                                   4,400               25
                                                                     -----------
                                                                             319
UTILITIES  0.6%
CESP - Compania Energetica de Sao Paulo, Class B *        1,000               26
Companhia Energetica de Minas Gerais - CEMIG              1,800               29
Companhia Paranaense de Energia-Copel, Class B            1,800               26
Eletropaulo Metropolitana S.A., Class B                  80,000                6
                                                                     -----------
                                                                              87
                                                                     -----------
                                                                           1,274

SCHWAB FUNDAMENTAL EMERGING MARKETS INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
--------------------------------------------------------------------------------

COLUMBIA  0.1%
---------------------------------------------------------------------------------

BANKS  0.1%
Bancolombia S.A.                                          2,035               16
                                                                     -----------
TOTAL PREFERRED STOCK
(COST $1,289)                                                              1,290
                                                                     -----------

SECURITY                                            FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENT  98.7% OF NET ASSETS

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  98.7%
--------------------------------------------------------------------------------
Bank of America, London Time Deposit
  2.93%, 02/01/08                                        15,325           15,325
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $15,325)                                                            15,325
                                                                     -----------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 01/31/2008, the tax basis cost of the fund's investments was $28,688, and the unrealized appreciation and depreciation were $190 and ($124), respectively, with a net unrealized appreciation of $66.

As of 01/31/08, the prices of certain foreign securities held by the fund aggregating $7,181 were adjusted from their market prices following the guidelines adopted by the fund's Board of Trustees.

* Non-income producing security.
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
IDB -- Industrial development board

SCHWAB CAPITAL TRUST
SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
---------------------------------------------------------------------------------
  90.5%   FOREIGN COMMON STOCK                           14,987          15,244
   1.2%   OTHER INVESTMENT COMPANIES                        206             202
   0.2%   PREFERRED STOCK                                    31              31
  97.7%   SHORT-TERM INVESTMENT                          16,447          16,447
---------------------------------------------------------------------------------
 189.6%   TOTAL INVESTMENTS                              31,671          31,924
(89.6)%   OTHER ASSETS AND
          LIABILITIES                                                   (15,084)
---------------------------------------------------------------------------------
 100.0%   NET ASSETS                                                     16,840

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
FOREIGN COMMON STOCK  90.5% OF NET ASSETS

AUSTRALIA  5.2%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS  0.0%
Pacifica Group Ltd.                                         828                2

BANKS  0.2%
Bank of Queensland Ltd.                                     739               10
Bendigo Bank Ltd.                                         1,551               18
                                                                     -----------
                                                                              28

CAPITAL GOODS  0.2%
Crane Group Ltd.                                            851               11
GWA International Ltd.                                    2,826                8
United Group Ltd.                                           652                9
                                                                     -----------
                                                                              28

COMMERCIAL SERVICES & SUPPLIES  0.2%
Downer EDI Ltd.                                           2,395               11
Spotless Group Ltd.                                       3,486               12
Transfield Services Ltd.                                    659                7
                                                                     -----------
                                                                              30

CONSUMER DURABLES & APPAREL  0.0%
Billabong International Ltd.                                662                7

CONSUMER SERVICES  0.2%
Aristocrat Leisure Ltd.                                     806                7
Flight Centre Ltd.                                          920               19
Tatts Group Ltd.                                          1,888                7
                                                                     -----------
                                                                              33

DIVERSIFIED FINANCIALS  0.2%
ASX Ltd.                                                    285               12
Challenger Financial Services Group Ltd.                  3,573               12
Perpetual Ltd.                                              196               10
                                                                     -----------
                                                                              34

ENERGY  0.2%
Centennial Coal Co., Ltd.                                 3,227               10
Energy Resources of Australia Ltd.                          340                6
Oil Search Ltd.                                           5,358               21
                                                                     -----------
                                                                              37

FOOD & STAPLES RETAILING  0.3%
ABB Grain Ltd.                                            1,024                8
AWB Ltd.                                                  8,205               16
Metcash Ltd.                                              4,844               18
                                                                     -----------
                                                                              42

FOOD, BEVERAGE & TOBACCO  0.3%
Futuris Corp., Ltd.                                      10,872               23
Goodman Fielder Ltd.                                     12,626               19
Ridley Corp., Ltd.                                        6,876                7
                                                                     -----------
                                                                              49

HEALTH CARE EQUIPMENT & SERVICES  0.3%
Ansell Ltd.                                               1,253               13
Australian Pharmaceutical  Industries Ltd.                6,627               10
Ramsay Health Care Ltd.                                     729                7
Sigma Pharmaceuticals Ltd.                                3,904                5
Sonic Healthcare Ltd.                                     1,347               20
                                                                     -----------
                                                                              55

MATERIALS  0.9%
Adelaide Brighton Ltd.                                    3,272               10
Gunns Ltd.                                                4,445               13
Iluka Resources Ltd.                                      2,776               11
Newcrest Mining Ltd.                                        793               25
OneSteel Ltd.                                             9,209               56
Sims Group Ltd.                                             795               21
Zinifex Ltd.                                                878                8
                                                                     -----------
                                                                             144

MEDIA  0.6%
APN News & Media Ltd.                                     3,567               16
Austereo Group Ltd.                                       4,105                8
Macquarie Communications Infrastructure Group             2,177               10
Seven Network Ltd.                                        1,814               20
Ten Network Holdings Ltd.                                 6,764               16
Village Roadshow Ltd.                                     5,578               14
West Australian Newspapers Holdings Ltd.                    861                8
                                                                     -----------
                                                                              92

PHARMACEUTICALS & BIOTECHNOLOGY  0.2%
CSL Ltd.                                                    992               31

REAL ESTATE  0.8%
Australand Property Group                                 8,815               15
Centro Properties Group                                   1,915                1

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Commonwealth Property Office Fund                        16,433               21
DB RREEF Trust                                           13,719               20
Goodman Group                                             3,141               13
ING Industrial Fund                                       7,754               14
ING Office Fund                                          12,162               14
Macquarie CountryWide Trust                               8,689               12
Macquarie DDR Trust                                       6,382                4
Macquarie Office Trust                                   13,849               14
Thakral Holdings Group                                    9,601                9
                                                                     -----------
                                                                             137

RETAILING  0.2%
David Jones Ltd.                                          2,750               11
Harvey Norman Holdings Ltd.                               3,282               17
Pacific Brands Ltd.                                       4,246               11
                                                                     -----------
                                                                              39

SOFTWARE & SERVICES  0.0%
Computershare Ltd.                                          996                7

TRANSPORTATION  0.2%
Toll Holdings Ltd.                                        1,156               12
Transurban Group                                          4,266               25
                                                                     -----------
                                                                              37

UTILITIES  0.2%
APA Group                                                 3,809               11
Babcock & Brown Infrastructure Group                      9,140               11
Envestra Ltd.                                            10,413                8
SP Ausnet                                                 5,060                6
                                                                     -----------
                                                                              36
                                                                     -----------
                                                                             868

AUSTRIA  1.0%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS  0.0%
Semperit AG Holding                                         143                5

CAPITAL GOODS  0.1%
Andritz AG                                                  201               10
Zumtobel AG                                                 313                9
                                                                     -----------
                                                                              19

FOOD, BEVERAGE & TOBACCO  0.1%
Agrana Beteiligungs AG                                      131               13

INSURANCE  0.1%
UNIQA Versicherungen AG                                     760               21

MATERIALS  0.3%
Boehler-Uddeholm AG                                         126               13
Lenzing AG                                                   31               15
Mayr-Melnhof Karton AG                                      190               19
RHI AG *                                                    132                5
                                                                     -----------
                                                                              52

REAL ESTATE  0.1%
CA Immobilien Anlagen AG *                                  377                8
Immofinanz Immobilien Anlagen AG                            821                8
Meinl European Land Ltd. *                                  505                6
                                                                     -----------
                                                                              22

TRANSPORTATION  0.3%
Austrian Airlines AG *                                    1,127                9
Flughafen Wien AG                                           167               19
Oesterreichische Post AG                                    388               14
                                                                     -----------
                                                                              42
                                                                     -----------
                                                                             174

BELGIUM  1.4%
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIALS  0.3%
Ackermans & van Haaren NV                                   151               15
Brederode S.A.                                              308               11
GIMV N.V.                                                   234               16
RHJ International *                                       1,139               14
                                                                     -----------
                                                                              56

ENERGY  0.1%
Euronav S.A.                                                539               20

HEALTH CARE EQUIPMENT & SERVICES  0.0%
Omega Pharma S.A.                                           104                5

MATERIALS  0.3%
Cumerio N.V. S.A.                                           415               18
Recticel S.A.                                               545                7
Tessenderlo Chemie N.V.                                     478               21
                                                                     -----------
                                                                              46

REAL ESTATE  0.3%
Befimmo S.C.A.                                              129               14
Cofinimmo                                                   105               20
Intervest Offices                                           138                6
                                                                     -----------
                                                                              40

TECHNOLOGY HARDWARE & EQUIPMENT  0.1%
Barco N.V.                                                  135               10

TELECOMMUNICATION SERVICES  0.2%
Mobistar S.A.                                               266               25
Telenet Group Holding N.V. *                                511               14
                                                                     -----------
                                                                              39

TRANSPORTATION  0.1%
Compagnie Maritime Belge S.A.                               287               22
                                                                     -----------
                                                                             238

BERMUDA  2.0%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS  0.1%
Brilliance China Automotive Holdings Ltd. *              38,000                8

BANKS  0.1%
Hongkong Chinese Ltd.                                    58,000               10

CAPITAL GOODS  0.1%
Johnson Electric Holdings Ltd.                           26,000               13

CONSUMER DURABLES & APPAREL  0.1%
Texwinca Holdings Ltd.                                   14,000               11

CONSUMER SERVICES  0.3%
Cafe De Coral Holdings Ltd.                               2,000                4
GuocoLeisure Ltd. *                                       6,000                4
Mandarin Oriental International Ltd.                      4,000                8

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Shangri-La Asia Ltd.                                     10,000               30
                                                                     -----------
                                                                              46

DIVERSIFIED FINANCIALS  0.1%
First Pacific Co.                                        24,000               17

ENERGY  0.2%
BW Offshore Ltd. *                                        2,319                7
CNPC Hong Kong Ltd.                                      30,000               14
Golar LNG Ltd.                                              500               11
Sinopec Kantons Holdings Ltd.                            22,000                3
                                                                     -----------
                                                                              35

FOOD, BEVERAGE & TOBACCO  0.1%
China Foods Ltd. *                                       22,000               14
People's Food Holdings Ltd.                               8,000                5
United Food Holdings Ltd.                                27,000                3
                                                                     -----------
                                                                              22

INSURANCE  0.1%
Catlin Group Ltd.                                         1,383               10
Hiscox Ltd.                                               2,326               13
                                                                     -----------
                                                                              23

MATERIALS  0.2%
China Oriental Group Co., Ltd.                           28,000               23
Sinofert Holdings Ltd.                                   22,000               17
                                                                     -----------
                                                                              40

MEDIA  0.0%
SCMP Group                                               20,000                7

REAL ESTATE  0.3%
Chinese Estates Holdings Ltd.                            16,000               26
Great Eagle Holdings Ltd.                                 6,000               20
Pacific Century Premium Developments Ltd.                20,000                6
Sinolink Worldwide Holdings Ltd.                         30,000                5
                                                                     -----------
                                                                              57

RETAILING  0.1%
Giordano International Ltd.                              18,000                7

TECHNOLOGY HARDWARE & EQUIPMENT  0.1%
TPV Technology Ltd.                                      28,000               18

TRANSPORTATION  0.1%
Pacific Basin Shipping Ltd.                              12,000               17
Road King Infrastructure Ltd.                             6,000                7
                                                                     -----------
                                                                              24
                                                                     -----------
                                                                             338

CANADA  5.5%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS  0.1%
Linamar Corp.                                               934               15

BANKS  0.1%
Laurentian Bank of Canada                                   373               13

CAPITAL GOODS  0.4%
ATS Automation Tooling Systems, Inc. *                      884                6
CAE, Inc.                                                 1,196               13
Russel Metals, Inc.                                         500               11
SNC-Lavalin Group, Inc.                                     546               24
Toromont Industries Ltd.                                    432               11
                                                                     -----------
                                                                              65

COMMERCIAL SERVICES & SUPPLIES  0.1%
Transcontinental, Inc., Class A                             776               12

CONSUMER DURABLES & APPAREL  0.1%
Dorel Industries, Inc., Class B                             470               14
Gildan Activewear, Inc. *                                   281               10
                                                                     -----------
                                                                              24

DIVERSIFIED FINANCIALS  0.2%
AGF Management Ltd., Class B                                508               12
Dundee Corp., Class A *                                     505                8
TSX Group, Inc.                                             257               12
                                                                     -----------
                                                                              32

ENERGY  0.6%
Addax Petroleum Corp.                                       486               20
Cameco Corp.                                                528               18
CHC Helicopter Corp., Class A                               388                8
Compton Petroleum Corp. *                                   988               10
Ensign Energy Services, Inc.                                748               11
Flint Energy Services Ltd. *                                294                5
OPTI Canada, Inc. *                                         554                9
Paramount Resources Ltd., Class A *                         509                7
ShawCor Ltd.                                                318               11
                                                                     -----------
                                                                              99

FOOD, BEVERAGE & TOBACCO  0.7%
Cott Corp. *                                                983                6
Maple Leaf Foods, Inc.                                    1,931               27
Rothmans, Inc.                                              884               21
Saputo, Inc.                                              1,239               35
Saskatchewan Wheat Pool, Inc. *                           3,035               35
                                                                     -----------
                                                                             124

HEALTH CARE EQUIPMENT & SERVICES  0.1%
CML Healthcare Income Fund                                  946               15

INSURANCE  0.3%
Industrial Alliance Insurance & Financial
   Services, Inc.                                           633               23
Kingsway Financial Services, Inc.                           553                7
Northbridge Financial Corp.                                 455               16
                                                                     -----------
                                                                              46

MATERIALS  1.1%
Canfor Corp. *                                            2,061               20
Cascades, Inc.                                            1,574               12
CCL Industries, Inc., Class B                               323               12
Centerra Gold, Inc. *                                       674               10
Gerdau Ameristeel Corp.                                   2,638               33
Kinross Gold Corp. *                                        920               20
Methanex Corp.                                              778               20
Sherritt International Corp.                              1,457               19
Sino-Forest Corp. *                                       1,041               19

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
West Fraser Timber Co., Ltd.                                559               18
                                                                     -----------
                                                                             183

MEDIA  0.3%
Astral Media, Inc.                                          237               10
CanWest Global Communications Corp. *                     1,891               10
Cogeco Cable, Inc.                                          280               11
Corus Entertainment, Inc., Class B                          217                5
Torstar Corp., Class B                                    1,033               18
                                                                     -----------
                                                                              54

PHARMACEUTICALS & BIOTECHNOLOGY  0.2%
Biovail Corp.                                               920               13
MDS, Inc. *                                                 705               12
Patheon, Inc. *                                           1,687                6
QLT, Inc. *                                                 676                2
                                                                     -----------
                                                                              33

REAL ESTATE  0.4%
Boardwalk Real Estate Investment Trust                      165                7
Calloway Real Estate Investment Trust                       319                7
Canadian Apartment Properties Real Estate
   Investment Trust                                         462                7
Canadian Real Estate Investment Trust                       411               11
First Capital Realty, Inc.                                  403                9
H&R Real Estate Investment Trust                            899               17
InnVest Real Estate Investment Trust                        735                7
Morguard Real Estate Investment Trust                       522                6
                                                                     -----------
                                                                              71

RETAILING  0.1%
RONA, Inc. *                                                906               15

SOFTWARE & SERVICES  0.1%
Cognos, Inc. *                                              268               15
MacDonald, Dettwiler & Associates Ltd. *                    150                7
                                                                     -----------
                                                                              22

TECHNOLOGY HARDWARE & EQUIPMENT  0.2%
Research In Motion Ltd. *                                   411               39

TRANSPORTATION  0.2%
Transat A.T., Inc., Class B                                 361               10
WestJet Airlines Ltd. *                                     850               15
                                                                     -----------
                                                                              25

UTILITIES  0.2%
Fortis, Inc.                                              1,126               32
                                                                     -----------
                                                                             919

CAYMAN ISLANDS  1.1%
--------------------------------------------------------------------------------

CONSUMER DURABLES & APPAREL  0.1%
TCL Multimedia Technology Holdings Ltd. *               288,000               17

FOOD, BEVERAGE & TOBACCO  0.3%
Chaoda Modern Agriculture (Holdings) Ltd.                12,000               12
China Mengniu Dairy Co., Ltd.                             3,000                8
Tingyi (Cayman Islands) Holding Corp.                    18,000               26
                                                                     -----------
                                                                              46

HOUSEHOLD & PERSONAL PRODUCTS  0.1%
Hengan International Group Co., Ltd.                      3,000               11

REAL ESTATE  0.3%
Agile Property Holdings Ltd.                             10,000               11
China Resources Land Ltd.                                 8,000               14
HKR International Ltd.                                   12,800                9
New World China Land Ltd.                                28,000               16
                                                                     -----------
                                                                              50

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  0.1%
ASM Pacific Technology Ltd.                               3,000               17
Solomon Systech International Ltd.                       26,000                2
                                                                     -----------
                                                                              19

TECHNOLOGY HARDWARE & EQUIPMENT  0.1%
Foxconn International Holdings Ltd. *                     9,000               15
Kingboard Chemical Holdings Ltd.                          3,000               13
                                                                     -----------
                                                                              28

TRANSPORTATION  0.1%
Hopewell Highway Infrastructure Ltd.                     13,000               10
                                                                     -----------
                                                                             181

CHINA  0.3%
--------------------------------------------------------------------------------

CAPITAL GOODS  0.2%
Beijing Enterprises Holdings Ltd.                         6,000               25

TECHNOLOGY HARDWARE & EQUIPMENT  0.1%
Digital China Holdings Ltd.                              25,000               18
                                                                     -----------
                                                                              43

CYPRUS  0.1%
--------------------------------------------------------------------------------

ENERGY  0.1%
ProSafe SE                                                  697               10

DENMARK  1.8%
--------------------------------------------------------------------------------

BANKS  0.2%
Jyske Bank A/S - Reg'd *                                    252               16
Spar Nord Bank A/S                                          282                6
Sydbank A/S                                                 256                9
                                                                     -----------
                                                                              31

CAPITAL GOODS  0.5%
FLSmidth & Co. A/S                                          206               18
NKT Holding A/S                                             235               18
Rockwool International A/S, B Shares                         76               14

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Vestas Wind Systems A/S *                                   370               36
                                                                     -----------
                                                                              86

CONSUMER DURABLES & APPAREL  0.0%
Bang & Olufsen A/S, B Shares                                 70                4

ENERGY  0.1%
Dampskibsselskabet Torm A/S                                 458               15

FOOD, BEVERAGE & TOBACCO  0.2%
Biomar Holding A/S                                          195                7
East Asiatic Co. Ltd. A/S                                   271               20
                                                                     -----------
                                                                              27

HEALTH CARE EQUIPMENT & SERVICES  0.1%
Coloplast A/S, Class B                                      136               11
GN Store Nord A/S *                                         770                4
William Demant Holding A/S *                                107                8
                                                                     -----------
                                                                              23

INSURANCE  0.2%
Alm. Brand A/S                                              107                5
Topdanmark A/S *                                             81               12
Trygvesta A/S                                               268               20
                                                                     -----------
                                                                              37

MATERIALS  0.1%
Auriga Industries A/S, Class B                              315                5
Novozymes A/S, B Shares                                     180               14
                                                                     -----------
                                                                              19

PHARMACEUTICALS & BIOTECHNOLOGY  0.0%
Alk-Abello A/S                                               52                6

TRANSPORTATION  0.4%
D/S Norden A/S                                              251               26
DFDS A/S                                                    110               15
DSV A/S                                                     920               18
                                                                     -----------
                                                                              59
                                                                     -----------
                                                                             307

FINLAND  1.4%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS  0.1%
Nokian Renkaat Oyj                                          431               15

CAPITAL GOODS  0.4%
Cargotec Corp., B Shares                                    345               15
KCI Konecranes Oyj                                          260                8
Lemminkainen Oyj                                            228               10
Uponor Oyj                                                  556               14
Yit Oyj                                                     668               14
                                                                     -----------
                                                                              61

COMMERCIAL SERVICES & SUPPLIES  0.0%
Lassila & Tikanoja Oyj                                      207                6

CONSUMER DURABLES & APPAREL  0.1%
Amer Sports Oyj, A Shares                                   723               14

DIVERSIFIED FINANCIALS  0.1%
OKO Bank plc (OKO Pankki Oyj), Series A                   1,079               19

HEALTH CARE EQUIPMENT & SERVICES  0.0%
Oriola-KD Oyj, Class B                                    1,443                6

MATERIALS  0.2%
Ahlstrom Oyj                                                665               17
Huhtamaki Oyj                                             1,383               16
                                                                     -----------
                                                                              33

PHARMACEUTICALS & BIOTECHNOLOGY  0.1%
Orion Oyj, Class B                                          621               14

REAL ESTATE  0.1%
Sponda Oyj                                                  696                8

RETAILING  0.1%
Stockmann Oyj Abp, B Shares                                 466               19

SOFTWARE & SERVICES  0.1%
TietoEnator Oyj                                             835               16

TRANSPORTATION  0.1%
Finnair Oyj                                               1,169               14
Finnlines Oyj                                               547               11
                                                                     -----------
                                                                              25
                                                                     -----------
                                                                             236

FRANCE  3.2%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS  0.1%
Plastic Omnium S.A.                                         284               13

CAPITAL GOODS  0.3%
Carbone Lorraine S.A.                                       125                6
Lisi                                                         80                7
Manitou BF                                                  201                9
Saft Groupe S.A.                                            218                8
Zodiac S.A.                                                 307               16
                                                                     -----------
                                                                              46

COMMERCIAL SERVICES & SUPPLIES  0.1%
Derichebourg                                              1,605               10
Sperian Protection                                           68                6
                                                                     -----------
                                                                              16

CONSUMER DURABLES & APPAREL  0.1%
Beneteau                                                    423               10
Kaufman & Broad S.A.                                        114                4
Nexity                                                      130                6
Trigano S.A.                                                 98                4
                                                                     -----------
                                                                              24

CONSUMER SERVICES  0.2%
Club Mediterranee S.A. *                                    181                9
Compagnie des Alpes                                         148                7
Euro Disney S.C.A. *                                        744                8
Groupe Partouche S.A. *                                     310                4
Pierre & Vacances                                            68                7
                                                                     -----------
                                                                              35

DIVERSIFIED FINANCIALS  0.1%
Financiere Marc de Lacharriere S.A.                         179                9

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Union Financiere de France Banque S.A.                      106                5
                                                                     -----------
                                                                              14

ENERGY  0.2%
Bourbon S.A.                                                250               15
Compagnie Generale de Geophysique-Veritas *                  75               17
Etablissements Maurel et Prom                               274                5
                                                                     -----------
                                                                              37

FOOD & STAPLES RETAILING  0.1%
Guyenne et Gascogne S.A.                                     72               10

FOOD, BEVERAGE & TOBACCO  0.2%
Bonduelle S.C.A.                                             81               10
Remy Cointreau S.A.                                         318               19
Vilmorin & Cie                                               69               11
                                                                     -----------
                                                                              40

HEALTH CARE EQUIPMENT & SERVICES  0.1%
bioMerieux                                                  159               16
Generale de Sante                                           251                7
                                                                     -----------
                                                                              23

HOUSEHOLD & PERSONAL PRODUCTS  0.1%
Clarins S.A.                                                200               14

INSURANCE  0.2%
SCOR SE                                                   1,392               29

MEDIA  0.4%
Canal Plus                                                1,053               12
Eutelsat Communications *                                   578               15
Havas S.A.                                                4,148               19
Ipsos                                                       191                5
NRJ Group                                                   542                5
Spir Communication                                           56                5
Teleperformance                                             331               10
                                                                     -----------
                                                                              71

PHARMACEUTICALS & BIOTECHNOLOGY  0.1%
Ipsen S.A.                                                  314               18

REAL ESTATE  0.3%
Fonciere des Regions                                        100               13
ICADE                                                       171               22
Mercialys                                                   264               10
Societe Immobilliere de Location pour
   l'Industrie et le Commerce (Silic)                        77               11
                                                                     -----------
                                                                              56

RETAILING  0.0%
Etam                                                        105                3

SOFTWARE & SERVICES  0.3%
Altran Technologies S.A. *                                1,131                6
Dassault Systemes S.A.                                      399               22
Groupe Steria S.C.A.                                        162                5
UbiSoft Entertainment S.A. *                                189               17
                                                                     -----------
                                                                              50

TECHNOLOGY HARDWARE & EQUIPMENT  0.1%
Bull S.A. *                                               1,239                5
Neopost S.A.                                                105               11
                                                                     -----------
                                                                              16

TELECOMMUNICATION SERVICES  0.0%
Iliad S.A.                                                   49                4

TRANSPORTATION  0.1%
Geodis S.A.                                                  82               10
Norbert Dentressangle                                       101                9
                                                                     -----------
                                                                              19

UTILITIES  0.1%
Rubis                                                        84                7
                                                                     -----------
                                                                             545

GERMANY  3.2%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS  0.1%
ElringKlinger AG                                            104               11
Leoni AG                                                    274               11
                                                                     -----------
                                                                              22

BANKS  0.1%
Aareal Bank AG                                              376               13
comdirect bank AG                                           478                5
                                                                     -----------
                                                                              18

CAPITAL GOODS  0.9%
Demag Cranes AG                                             103                4
Deutz AG *                                                  706                7
Duerr AG *                                                  387               12
Indus Holding AG                                            240                7
Kloeckner & Co., AG                                         439               18
Koenig & Bauer AG                                           288                7
Krones AG                                                   239               19
KUKA AG *                                                   444               14
MTU Aero Engines Holding AG                                 426               23
Pfleiderer AG                                               237                5
SGL Carbon AG *                                             333               17
Vossloh AG                                                  122               15
                                                                     -----------
                                                                             148

COMMERCIAL SERVICES & SUPPLIES  0.0%
GfK AG                                                      187                7

CONSUMER DURABLES & APPAREL  0.1%
Puma AG Rudolf Dassler Sport                                 23                8
Rational AG                                                  38                7
                                                                     -----------
                                                                              15

DIVERSIFIED FINANCIALS  0.1%
AWD Holding AG                                              176                8
MLP AG                                                      480                7
MPC Muenchmeyer Petersen Capital AG                          72                5
                                                                     -----------
                                                                              20

HEALTH CARE EQUIPMENT & SERVICES  0.1%
Rhoen-klinikum AG                                           499               13

MATERIALS  0.4%
Fuchs Petrolub AG                                            78                7
Klockner-Werke AG                                           807               18

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Norddeutsche Affinerie AG                                   757               33
                                                                     -----------
                                                                              58

MEDIA  0.1%
Premiere AG *                                               384                9

PHARMACEUTICALS & BIOTECHNOLOGY  0.1%
Stada Arzneimittel AG                                       220               14

REAL ESTATE  0.1%
Deutsche Euroshop AG                                        260                9
IVG Immobilien AG                                           367               13
                                                                     -----------
                                                                              22

RETAILING  0.6%
Douglas Holding AG                                          361               18
Fielmann AG                                                 182               10
Medion AG *                                               1,630               38
Praktiker Bau- und Heimwerkermaerkte Holding AG             645               14
Sixt AG                                                     160                6
Takkt AG                                                    412                7
                                                                     -----------
                                                                              93

SOFTWARE & SERVICES  0.1%
Bechtle AG                                                  227                8
Software AG                                                  96                7
United Internet AG - Reg'd                                  385                7
                                                                     -----------
                                                                              22

TECHNOLOGY HARDWARE & EQUIPMENT  0.2%
Epcos AG                                                    921               12
Jenoptik AG *                                             1,320               10
Wincor Nixdorf AG                                           203               16
                                                                     -----------
                                                                              38

UTILITIES  0.2%
MVV Energie AG                                              714               33
                                                                     -----------
                                                                             532

GIBRALTAR  0.0%
--------------------------------------------------------------------------------

CONSUMER SERVICES  0.0%
PartyGaming plc *                                         9,176                5

GREECE  1.3%
--------------------------------------------------------------------------------

BANKS  0.4%
Agricultural Bank of Greece                               3,691               20
Emporiki Bank of Greece S.A. *                              774               23
Piraeus Bank S.A.                                           734               23
                                                                     -----------
                                                                              66

CAPITAL GOODS  0.1%
Hellenic Technodomiki Tev S.A.                            1,073               14
Technical Olympic S.A.                                    6,867                8
                                                                     -----------
                                                                              22

CONSUMER SERVICES  0.1%
Intralot S.A. Integrated Lottery                            621               10

ENERGY  0.1%
Motor Oil (Hellas) Corinth Refineries S.A.                  928               18

MATERIALS  0.4%
Elval Aluminum Process Co.                                1,331                5
Heracles General Cement S.A.                                612               15
Mytilineos Holdings S.A.                                    460                7
Sidenor Steel Products Manufacturing Co. S.A.               981               14
Titan Cement Co.                                            392               18
Viohalco, Hellenic Copper & Aluminum
   Industry S.A.                                          1,472               16
                                                                     -----------
                                                                              75

REAL ESTATE  0.0%
Babis Vovos International Construction S.A. *               134                4

RETAILING  0.0%
Hellenic Duty Free Shops S.A.                               372                6

TECHNOLOGY HARDWARE & EQUIPMENT  0.1%
Intracom Holdings S.A.                                    2,095                8

UTILITIES  0.1%
EYDAP Athens Water Supply & Sewage Co. S.A.                 964               16
                                                                     -----------
                                                                             225

HONG KONG  3.7%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS  0.1%
Denway Motors Ltd.                                       34,000               20

BANKS  0.8%
Chong Hing Bank Ltd.                                      4,000                9
CITIC International Financial Holdings Ltd.              24,000               13
Dah Sing Banking Group Ltd.                               8,800               18
Dah Sing Financial Group                                  2,000               16
Fubon Bank (Hong Kong) Ltd.                              12,000                8
Industrial and Commercial Bank of China
   (Asia) Ltd.                                            6,000               13
Wing Hang Bank Ltd.                                       2,000               26
Wing Lung Bank Ltd.                                       2,000               22
                                                                     -----------
                                                                             125

CAPITAL GOODS  0.4%
Shanghai Industrial Holdings Ltd.                        14,000               52
Shui On Construction & Materials Ltd.                     4,000               12
Tianjin Development Holdings Ltd.                        10,000                9
                                                                     -----------
                                                                              73

CONSUMER DURABLES & APPAREL  0.1%
Fountain Set (Holdings) Ltd.                             20,000                4
Techtronic Industries Co., Ltd.                          11,000               12
                                                                     -----------
                                                                              16

CONSUMER SERVICES  0.2%
China Travel International Investment
   Hong Kong Ltd.                                        34,000               18
Galaxy Entertainment Group Ltd. *                        10,000                8

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
The Hongkong & Shanghai Hotels Ltd.                       9,000               14
                                                                     -----------
                                                                              40

DIVERSIFIED FINANCIALS  0.1%
Allied Group Ltd.                                         2,000                9
Public Financial Holdings Ltd.                           16,000               12
                                                                     -----------
                                                                              21

FOOD, BEVERAGE & TOBACCO  0.1%
Global Bio-chem Technology Group Co., Ltd.               24,000                8

MEDIA  0.1%
I-Cable Communications Ltd.                              28,000                6
Oriental Press Group Ltd.                                44,000                6
Television Broadcasts Ltd.                                2,000               11
                                                                     -----------
                                                                              23

REAL ESTATE  0.6%
Champion Real Estate Investment Trust                    25,000               14
China Overseas Land & Investment Ltd.                    20,000               34
Guangzhou Investment Co., Ltd.                           96,000               20
Hopson Development Holdings Ltd.                          4,000                7
Kowloon Development Co., Ltd.                             4,000                9
Shenzhen Investment Ltd.                                 20,000                9
Shun Tak Holdings Ltd.                                    6,000                8
                                                                     -----------
                                                                             101

RETAILING  0.1%
Wing On Co. International Ltd.                            5,000                8

TECHNOLOGY HARDWARE & EQUIPMENT  0.3%
Lenovo Group Ltd.                                        60,000               42
TCL Communication Technology Holdings Ltd. *            250,000                8
Vtech Holdings Ltd.                                       1,000                6
                                                                     -----------
                                                                              56

TELECOMMUNICATION SERVICES  0.1%
SmarTone Telecommunications Holdings Ltd.                16,000               15

TRANSPORTATION  0.4%
China Merchants Holdings International Co., Ltd.          6,000               29
Hong Kong Aircraft Engineering Co., Ltd.                    800               18
Hopewell Holdings Ltd.                                    5,000               22
                                                                     -----------
                                                                              69

UTILITIES  0.3%
China Power International Development Ltd.               15,000                5
China Resources Power Holdings Co., Ltd.                 10,000               24
Guangdong Investment Ltd.                                38,000               18
                                                                     -----------
                                                                              47
                                                                     -----------
                                                                             622

IRELAND  0.7%
--------------------------------------------------------------------------------

CAPITAL GOODS  0.2%
DCC plc                                                     493               14
Grafton Group plc *                                         958                7
Kingspan Group plc                                          404                6
                                                                     -----------
                                                                              27

CONSUMER DURABLES & APPAREL  0.0%
Waterford Wedgwood plc *                                 81,365                2

FOOD & STAPLES RETAILING  0.1%
Fyffes plc                                                9,107               12

FOOD, BEVERAGE & TOBACCO  0.3%
C&C Group plc                                               509                3
Glanbia plc                                               2,821               19
Greencore Group plc                                       2,245               14
IAWS Group plc                                              484               10
                                                                     -----------
                                                                              46

HEALTH CARE EQUIPMENT & SERVICES  0.0%
United Drug plc                                           1,335                8

INSURANCE  0.0%
FBD Holdings plc                                            132                6

MEDIA  0.1%
Independent News & Media plc                              5,000               17
                                                                     -----------
                                                                             118

ITALY  2.7%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS  0.1%
Brembo S.p.A                                                557                7
Sogefi S.p.A.                                             1,226                9
                                                                     -----------
                                                                              16

BANKS  0.2%
Banca Piccolo Credito Valtellinese Scarl                  1,310               17
Banca Popolare dell'Etruria e del Lazio Scrl                331                5
Banco di Desio e della Brianza S.p.A.                       685                6
Credito Artigiano S.p.A.                                  1,320                7
                                                                     -----------
                                                                              35

CAPITAL GOODS  0.4%
Astaldi S.p.A.                                              799                5
Cofide S.p.A. - Compagnia Finanziaria de
   Benedetti                                             14,319               19
Danieli S.p.A.                                              150                4
Danieli S.p.A. RNC                                          372                7
Impregilo S.p.A. *                                        2,195               12
Interpump Group S.p.A.                                      836                8
Marazzi Groupo Ceramiche S.p.A.                             740                7
Permasteelisa S.p.A.                                        314                5
                                                                     -----------
                                                                              67

CONSUMER DURABLES & APPAREL  0.3%
Bulgari S.p.A                                             1,160               14
Indesit Co. S.p.A.                                        1,285               18
Safilo Group S.p.A.                                       2,783                8

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Tod's S.p.A.                                                 99                6
                                                                     -----------
                                                                              46

CONSUMER SERVICES  0.1%
Autogrill S.p.A.                                          1,331               22

DIVERSIFIED FINANCIALS  0.0%
Banca Italease                                              271                3

ENERGY  0.1%
Cam Finanziaria S.p.A.                                    3,522                7

FOOD & STAPLES RETAILING  0.0%
Marr S.p.A.                                                 631                6

FOOD, BEVERAGE & TOBACCO  0.1%
Cremonini S.p.A.                                          3,263               11
Davide Campari - Milano S.p.A.                            1,469               12
                                                                     -----------
                                                                              23

HEALTH CARE EQUIPMENT & SERVICES  0.1%
Sorin S.p.A. *                                            4,327                8

INSURANCE  0.0%
Ergo Previdenza S.p.A.                                      755                4

MATERIALS  0.2%
Caltagirone S.p.A.                                        1,163               10
Cementir Holding S.p.A.                                     969                8
KME Group *                                               5,149                9
                                                                     -----------
                                                                              27

MEDIA  0.3%
Caltagirone Editore S.p.A.                                1,378                8
Gruppo Editoriale L'Espresso S.p.A.                       4,165               17
RCS MediaGroup S.p.A.                                     4,073               15
Telecom Italia Media S.p.A.                              30,337                8
                                                                     -----------
                                                                              48

PHARMACEUTICALS & BIOTECHNOLOGY  0.1%
Recordati S.p.A.                                          1,068                9

REAL ESTATE  0.1%
Beni Stabili S.p.A.                                       7,308                7
Pirelli & C. Real Estate S.p.A.                             241               10
Risanamento S.p.A. *                                        472                2
                                                                     -----------
                                                                              19

SOFTWARE & SERVICES  0.0%
Tiscali S.p.A *                                           2,679                6

TECHNOLOGY HARDWARE & EQUIPMENT  0.1%
Esprinet S.p.A.                                             322                3
Sirti S.p.A. *                                            3,036               12
                                                                     -----------
                                                                              15

TELECOMMUNICATION SERVICES  0.0%
Fastweb                                                      88                3

TRANSPORTATION  0.3%
Ansaldo STS S.p.A. *                                        603                8
Autostrada Torino-Milano S.p.A.                             604               11
Gemina S.p.A.                                             5,771               10
Societa Iniziative Autostradali e Servizi S.p.A.
   (SIAS)                                                 1,568               21
                                                                     -----------
                                                                              50

UTILITIES  0.2%
Acegas-APS S.p.A.                                           506                5
Hera S.p.A.                                               5,771               24
Iride S.p.A.                                              3,401               11
                                                                     -----------
                                                                              40
                                                                     -----------
                                                                             454

JAPAN  32.5%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS  2.1%
Aichi Machine Industry Co., Ltd.                          2,000                4
Aisan Industry Co., Ltd.                                  1,000               10
Akebono Brake Industry Co., Ltd.                          1,000                6
Bosch Corp.                                               5,000               21
Futaba Industrial Co. Ltd.                                1,000               23
Ichikoh Industries Ltd.                                   2,000                5
Kayaba Industry Co., Ltd.                                 2,000                9
Keihin Corp.                                              1,000               15
Koito Manufacturing Co., Ltd.                             2,000               29
Mitsuba Corp.                                             1,000                6
Nhk Spring Co., Ltd.                                      2,000               17
Nissan Shatai Co., Ltd.                                   5,000               38
Press Kogyo Co., Ltd.                                     1,000                4
Riken Corp.                                               1,000                4
Sanden Corp.                                              3,000               16
Shiroki Corp.                                             2,000                5
Showa Corp.                                               1,000                9
Stanley Electric Co., Ltd.                                1,000               20
Tachi-S Co., Ltd.                                         1,000                8
Tokai Rika Co., Ltd.                                      1,000               30
Tokai Rubber Industries Ltd.                              1,000               17
Topre Corp.                                               1,000                9
Toyo Tire & Rubber Co., Ltd.                              4,000               14
Toyota Boshoku Corp.                                      1,000               30
Unipres Corp.                                             1,000                8
                                                                     -----------
                                                                             357

BANKS  3.1%
Hokuhoku Financial Group, Inc.                            5,000               16
Kansai Urban Banking Corp.                                2,000                7
Mizuho Trust & Banking Co., Ltd.                          5,000                8
Suruga Bank Ltd.                                          1,000               12
The Aichi Bank Ltd.                                         100                8
The Akita Bank Ltd.                                       2,000               10
The Aomori Bank Ltd.                                      2,000                8
The Awa Bank Ltd.                                         2,000               12
The Bank of Kyoto Ltd.                                    2,000               24
The Bank of Nagoya Ltd.                                   2,000               13
The Chugoku Bank Ltd.                                     2,000               29
The Daishi Bank Ltd.                                      4,000               16
The Eighteenth Bank Ltd.                                  2,000                8
The Fukui Bank Ltd.                                       2,000                6
The Gunma Bank Ltd.                                       3,000               21
The Higashi-Nippon Bank Ltd.                              1,000                4
The Higo Bank Ltd.                                        2,000               12
The Hiroshima Bank Ltd.                                   4,000               22

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
The Hokkoku Bank Ltd.                                     3,000               14
The Hokuetsu Bank Ltd.                                    3,000                7
The Hyakugo Bank Ltd.                                     2,000               11
The Hyakujushi Bank Ltd.                                  2,000               10
The Iyo Bank Ltd.                                         2,000               20
The Juroku Bank Ltd.                                      3,000               17
The Kagawa Bank Ltd.                                      1,000                6
The Kagoshima Bank Ltd.                                   2,000               14
The Keiyo Bank                                            2,000               13
The Michinoku Bank Ltd.                                   2,000                7
The Minato Bank Ltd.                                      4,000                8
The Miyazaki Bank Ltd.                                    2,000                9
The Nanto Bank Ltd.                                       2,000               10
The Nishi-Nippon City Bank Ltd.                           3,000                8
The Ogaki Kyoritsu Bank Ltd.                              3,000               19
The Oita Bank Ltd.                                        1,000                7
The San-in Godo Bank Ltd.                                 2,000               16
The Shiga Bank Ltd.                                       2,000               13
The Shikoku Bank Ltd.                                     2,000                8
The Tochigi Bank Ltd.                                     1,000                6
The Toho Bank Ltd.                                        2,000                9
The Yamagata Bank Ltd.                                    2,000               12
The Yamanashi Chuo Bank Ltd.                              2,000               12
Yamaguchi Financial Group, Inc.                           2,000               27
                                                                     -----------
                                                                             519

CAPITAL GOODS  5.4%
Aica Kogyo Co., Ltd.                                      1,000                9
Amano Corp.                                               1,000               11
Ando Corp.                                                4,000                6
Anrtisu Corp.                                             2,000                7
Bando Chemical Industries Ltd.                            1,000                4
Bunka Shutter Co., Ltd.                                   1,000                4
Central Glass Co., Ltd.                                   3,000               11
Chudenko Corp.                                            1,000               16
COMSYS Holdings Corp.                                     2,000               17
Dai-Dan Co., Ltd.                                         1,000                4
Daifuku Co., Ltd.                                         1,000               14
Daimei Telecom Engineering Corp.                          1,000                8
Fujitec Co., Ltd.                                         1,000                5
Fukuda Corp.                                              2,000                6
Furukawa Co., Ltd.                                        3,000                6
Futaba Corp.                                              1,000               18
Glory Ltd.                                                1,000               21
GS Yuasa Corp.                                            4,000                8
Hitachi Construction Machinery Co., Ltd.                  1,000               24
Hitachi Plant Technologies Ltd.                           2,000                8
Hitachi Zosen Corp. *                                    14,000               16
Inabata & Co., Ltd.                                       2,000               10
Iseki & Co., Ltd.                                         3,000                4
Iwatani International Corp.                               7,000               19
Japan Pulp & Paper Co., Ltd.                              4,000               14
JGC Corp.                                                 1,000               17
Kamei Corp.                                               3,000               13
Keihan Electric Railway Co., Ltd.                         5,000               22
Komori Corp.                                              1,000               21
Kumagai Gumi Co., Ltd.                                    9,000               11
Kurita Water Industries Ltd.                              1,000               32
Kuroda Electric Co., Ltd.                                 1,000               12
Kyowa Exeo Corp.                                          1,000                8
Kyudenko Corp.                                            2,000               10
Maeda Road Construction Co., Ltd.                         2,000               16
Makino Milling Machine Co., Ltd.                          1,000                6
Max Co., Ltd.                                             1,000               12
Meidensha Corp.                                           3,000                7
Minebea Co., Ltd.                                         4,000               21
Mitsuboshi Belting Ltd.                                   1,000                5
Nabtesco Corp.                                            1,000               12
Nachi-Fujikoshi Corp.                                     2,000                7
NEC Networks & System Integration Corp.                   1,000               14
Nichias Corp.                                             1,000                4
Nichiha Corp.                                             1,000               10
Nippo Corp.                                               3,000               21
Nippon Densetsu Kogyo Co., Ltd.                           1,000                7
Nippon Road Co., Ltd.                                     4,000                6
Nippon Sharyo Ltd.                                        2,000                4
Nitto Boseki Co., Ltd.                                    3,000                6
Noritz Corp.                                              1,000               11
OKUMA Corp.                                               1,000                9
Okumura Corp.                                             3,000               17
OSG Corp.                                                 1,000               10
Penta-Ocean Construction Co., Ltd. *                      7,000                9
Ryobi Ltd.                                                1,000                4
Sanki Engineering Co., Ltd.                               2,000               13
Sankyo-Tateyama Holdings, Inc.                            7,000                9
Sanwa Holdings Corp.                                      3,000               14
Seika Corp.                                               2,000                4
ShinMaywa Industries Ltd.                                 2,000                7
Swcc Showa Holdings Co., Ltd.                             5,000                8
Tadano Ltd.                                               1,000                9
Taikisha Ltd.                                             1,000               11
Taisei Rotec Corp.                                        3,000                4
Takara Standard Co., Ltd.                                 2,000               10
Takasago Thermal Engineering Co., Ltd.                    1,000                8
Takuma Co., Ltd.                                          2,000                6
Tekken Corp.                                              7,000                7
The Japan Steel Works Ltd.                                1,000               15
The Nippon Signal Co., Ltd.                               1,000                6
THK Co., Ltd.                                             1,000               20
TOA Corp.                                                11,000               10
Tobishima Corp. *                                        12,000                4
Toenec Corp.                                              1,000                5
Tokyu Construction Co., Ltd.                              2,000                8
Toshiba Machine Co., Ltd.                                 1,000                7
Toshiba Plant Systems & Services Corp.                    1,000                8
Toyo Construction Co., Ltd. *                            10,000                7
Toyo Engineering Corp.                                    2,000                9
Tsubakimoto Chain Co.                                     2,000               11
Tsukishima Kikai Co., Ltd.                                1,000               10
Ushio, Inc.                                               1,000               20
Wakachiku Construction Co., Ltd.                          5,000                4
Yamazen Corp.                                             1,000                4
Yokogawa Bridge Holdings Corp.                            1,000                4

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Yuasa Trading Co., Ltd.                                   7,000                8
Yurtec Corp.                                              2,000               11
                                                                     -----------
                                                                             915

COMMERCIAL SERVICES & SUPPLIES  0.4%
Arrk Corp.                                                1,000                3
Kokuyo Co., Ltd.                                          2,000               17
Kyodo Printing Co., Ltd.                                  2,000                6
Okamura Corp.                                             1,000                8
Sohgo Security Services Co., Ltd.                         1,000               16
Toppan Forms Co., Ltd.                                    1,000               10
Uchida Yoko Co., Ltd.                                     1,000                4
                                                                     -----------
                                                                              64

CONSUMER DURABLES & APPAREL  2.6%
Alpine Electronics, Inc.                                  1,000               15
Asics Corp.                                               1,000               13
Clarion Co., Ltd.                                         7,000               17
Cleanup Corp.                                             1,000                5
Daikyo, Inc.                                              2,000                5
Fujitsu General Ltd.                                      3,000               14
Gunze Ltd.                                                3,000               13
HASEKO Corp. *                                            7,000               12
Heiwa Corp.                                               2,000               17
Hitachi Koki Co., Ltd.                                    1,000               14
Juki Corp.                                                1,000                5
Kenwood Corp.                                             8,000                9
Kurabo Industries Ltd.                                    4,000                9
Makita Corp.                                              1,000               38
Mitsui Home Co., Ltd.                                     1,000                4
Mizuno Corp.                                              2,000               14
Nidec Copal Corp.                                         1,000               12
Nisshinbo Industries, Inc.                                2,000               22
Noritake Co., Ltd.                                        2,000                8
Noritsu Koki Co., Ltd.                                    1,000               18
PanaHome Corp.                                            2,000               12
Renown, Inc. *                                            1,000                5
Rinnai Corp.                                              1,000               32
Sangetsu Co., Ltd.                                        1,000               22
Sanyo Shokai Ltd.                                         1,000                6
Seiko Holdings Corp.                                      2,000                9
Shimano, Inc.                                             1,000               39
Takamatsu Corp.                                           1,000               13
The Japan Wool Textile Co., Ltd.                          1,000                8
Tokyo Style Co., Ltd.                                     1,000               10
Unitika Ltd.                                             10,000               11
Wacoal Holdings Corp.                                     1,000               14
                                                                     -----------
                                                                             445

CONSUMER SERVICES  0.4%
Kentucky Fried Chicken Japan Ltd.                         1,000               16
Plenus Co., Ltd.                                          1,000               12
Royal Holdings Co., Ltd.                                  1,000               11
Saizeriya Co., Ltd.                                       1,000               11
Tokyo Dome Corp.                                          3,000               17
                                                                     -----------
                                                                              67

DIVERSIFIED FINANCIALS  0.9%
Aeon Credit Service Co., Ltd.                             1,000               15
Central Finance Co., Ltd.                                 2,000                5
Hitachi Capital Corp.                                     1,000               13
Jaccs Co., Ltd.                                           3,000                8
Japan Securities Finance Co., Ltd.                        1,000                9
Mitsubishi UFJ Nicos Co., Ltd. *                          9,000               22
Mizuho Investors Securities Co., Ltd.                     3,000                4
NIS Group Co., Ltd. *                                     1,000                2
Okasan Holdings, Inc.                                     1,000                6
OMC Card, Inc.                                            2,000                8
Orient Corp. *                                            7,000               11
Pocket Card Co., Ltd.                                     1,000                3
SFCG Co., Ltd.                                              110               16
Shinki Co., Ltd.                                          8,000               11
Shinko Securities Co., Ltd.                               3,000               12
Tokai Tokyo Securities Co., Ltd.                          1,000                4
                                                                     -----------
                                                                             149

ENERGY  0.4%
AOC Holdings, Inc.                                        1,000               11
Itohchu Enex Co., Ltd.                                    3,000               19
Mitsuuroko Co., Ltd.                                      2,000               13
Sala Corp.                                                2,000                8
San-Ai Oil Co., Ltd.                                      3,000               10
Sinanen Co., Ltd.                                         2,000                8
                                                                     -----------
                                                                              69

FOOD & STAPLES RETAILING  1.4%
Arcs Co., Ltd.                                            1,000               12
Circle K Sunkus Co., Ltd.                                 1,000               14
Heiwado Co., Ltd.                                         1,000               18
Inageya Co., Ltd.                                         1,000                9
Itochu-Shokuhin Co., Ltd.                                 1,000               29
Izumiya Co., Ltd.                                         2,000               11
Kasumi Co., Ltd.                                          2,000               11
Life Corp.                                                1,000               16
Matsumotokiyoshi Holdings Co., Ltd. *                     1,000               24
Ministop Co., Ltd.                                        1,000               19
Okuwa Co., Ltd.                                           1,000               13
Olympic Corp.                                             1,000                6
Starzen Co., Ltd.                                         3,000                7
The Maruetsu, Inc. *                                      3,000               23
Toho Co., Ltd.                                            2,000                6
Tokyu Store Chain Co., Ltd.                               2,000                9
Valor Co., Ltd.                                           1,000               10
                                                                     -----------
                                                                             237

FOOD, BEVERAGE & TOBACCO  2.1%
Coca-Cola West Holdings Co., Ltd.                         1,000               21
Ezaki Glico Co., Ltd.                                     1,000               11
Fuji Oil Co., Ltd.                                        2,000               15
House Foods Corp.                                         1,000               18
Ito En Ltd.                                               1,000               22
Itoham Foods, Inc.                                        5,000               25
J-Oil Mills, Inc.                                         2,000                6
Kagome Co., Ltd.                                          1,000               17
Kikkoman Corp.                                            2,000               24
Kyokuyo Co., Ltd.                                         3,000                5

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Marudai Food Co., Ltd.                                    3,000                8
Mercian Corp.                                             2,000                4
Mikuni Coca-Cola Bottling Co., Ltd.                       1,000               11
Morinaga & Co., Ltd.                                      4,000                8
Nippon Flour Mills Co., Ltd.                              3,000               11
Nippon Suisan Kaisha Ltd.                                 4,000               20
Prima Meat Packers Ltd.                                   9,000                8
Sakata Seed Corp.                                         1,000               13
Showa Sangyo Co., Ltd.                                    4,000                9
Snow Brand Milk Products Co., Ltd.                        6,000               17
Takara Holdings, Inc.                                     2,000               12
The Nisshin Oillio Group Ltd.                             2,000                7
Toyo Suisan Kaisha Ltd.                                   1,000               19
Yakult Honsha Co. Ltd.                                    1,000               27
Yonekyu Corp.                                             1,000                8
                                                                     -----------
                                                                             346

HEALTH CARE EQUIPMENT & SERVICES  0.4%
Hitachi Medical Corp.                                     1,000                8
Nichii Gakkan Co.                                         1,000               13
Nipro Corp.                                               1,000               20
Toho Pharmaceutical Co., Ltd.                             1,000               21
Vital-Net, Inc.                                           1,000                6
                                                                     -----------
                                                                              68

HOUSEHOLD & PERSONAL PRODUCTS  0.4%
Aderans Hodings Co., Ltd.                                 1,000               16
Fancl Corp.                                               1,000               12
KOSE Corp.                                                1,000               25
Lion Corp.                                                3,000               13
                                                                     -----------
                                                                              66

INSURANCE  0.2%
Nissay Dowa General Insurance Co., Ltd.                   3,000               16
The Fuji Fire & Marine Insurance Co., Ltd.                5,000               15
                                                                     -----------
                                                                              31

MATERIALS  4.0%
Achilles Corp.                                            4,000                5
Adeka Corp.                                               1,000               10
Aichi Steel Corp.                                         2,000               10
Air Water, Inc.                                           2,000               20
Chuetsu Pulp & Paper Co., Ltd.                            4,000                7
Daido Steel Co., Ltd                                      3,000               20
Daiken Corp.                                              3,000                7
Dainichiseika Color & Chemical Mfg. Co., Ltd.             1,000                4
Denki Kagaku Kogyo Kabushiki Kaisha                       5,000               20
Dowa Holdings Co., Ltd.                                   2,000               13
Furukawa-Sky Aluminum Corp.                               2,000                5
Godo Steel Ltd.                                           1,000                2
Hodogaya Chemical Co., Ltd.                               2,000                5
Hokkan Holdings Ltd.                                      3,000                9
Hokuetsu Paper Mills Ltd.                                 3,000               13
Ishihara Sangyo Kaisha Ltd. *                             6,000               13
Kansai Paint Co., Ltd.                                    2,000               13
Kureha Chemical Industry Co., Ltd.                        3,000               17
Kurimoto Ltd.                                             3,000                6
LINTEC Corp.                                              1,000               15
Maruichi Steel Tube Ltd.                                  1,000               30
Mitsubishi Paper Mills Ltd.                               7,000               13
Mitsui Mining Co., Ltd. *                                 6,000               22
Nakayama Steel Works Ltd.                                 2,000                4
Nifco, Inc.                                               1,000               22
Nihon Yamamura Glaaa Co., Ltd.                            2,000                4
Nippon Kayaku Co., Ltd.                                   2,000               12
Nippon Metal Industry Co., Ltd.                           1,000                3
Nippon Paint Co., Ltd.                                    3,000               14
Nippon Shokubai Co., Ltd.                                 2,000               18
Nippon Soda Co., Ltd.                                     2,000                7
Nippon Yakin Kogyo Co., Ltd.                              1,000                8
Nissan Chemical Industries Ltd.                           1,000               12
Nittetsu Mining Co., Ltd.                                 1,000                6
Nof Corp.                                                 2,000                8
Okamoto Industries, Inc.                                  2,000                7
Okura Industrial Co., Ltd.                                2,000                4
Pacific Metals Co., Ltd.                                  1,000                8
Rengo Co., Ltd.                                           4,000               25
Sakai Chemical Industry Co., Ltd.                         1,000                4
Sakata Inx Corp.                                          1,000                5
Sanyo Chemical Industries Ltd.                            2,000               11
Sanyo Special Steel Co., Ltd.                             1,000                6
Sekisui Plastics Co., Ltd.                                2,000                7
Shin-Etsu Polymer Co., Ltd.                               1,000                6
Sumitomo Bakelite Co., Ltd.                               3,000               16
Sumitomo Light Metal Industries Ltd.                      5,000                7
Sumitomo Osaka Cement Co., Ltd.                           6,000               12
Taiyo Nippon Sanso Corp.                                  2,000               19
Takasago International Corp.                              2,000               13
Toagosei Co., Ltd.                                        3,000                9
Tokai Carbon Co., Ltd.                                    1,000                8
Tokuyama Corp.                                            1,000                7
Tokyo Ohka Kogyo Co., Ltd.                                1,000               20
Tokyo Steel Manufacturing Co., Ltd.                       1,000               10
Tomoku Co., Ltd.                                          3,000                6
Topy Industries Ltd.                                      4,000               11
Toyo Ink Mfg. Co., Ltd.                                   5,000               17
Toyo Kohan Co., Ltd.                                      2,000                8
Wood One Co., Ltd.                                        1,000                6
Yodogawa Steel Works Ltd.                                 2,000                9
Zeon Corp.                                                2,000               12
                                                                     -----------
                                                                             670

MEDIA  0.3%
Avex Group Holdings, Inc.                                 1,000               11
Shochiku Co., Ltd.                                        1,000                7
Toei Co., Ltd.                                            2,000               11
Toho Co., Ltd.                                            1,000               25
                                                                     -----------
                                                                              54

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
PHARMACEUTICALS & BIOTECHNOLOGY  0.8%
Dainippon Sumitomo Pharma Co., Ltd.                       2,000               17
Kaken Pharmaceutical Co., Ltd.                            1,000                7
Kissei Pharmaceutical Co.,td.                             1,000               21
Mochida Pharmaceutical Co., Ltd.                          1,000                9
Nippon Shinyaku Co., Ltd.                                 1,000               10
Rohto Pharmaceutical Co., Ltd.                            1,000               12
Santen Pharmaceutical Co., Ltd.                           1,000               27
Ssp Co., Ltd.                                             2,000               10
Torii Pharmaceutical Co., Ltd.                            1,000               15
                                                                     -----------
                                                                             128

REAL ESTATE  0.4%
Aeon Mall Co., Ltd.                                       1,000               26
Daibiru Corp.                                             1,000               10
Tokyo Tatemono Co., Ltd.                                  1,000                9
Tokyu Land Corp.                                          2,000               16
Towa Real Estate Development Co., Ltd.                    1,000                1
                                                                     -----------
                                                                              62

RETAILING  2.3%
AOKl Holdings, Inc.                                       1,000               18
Aoyama Trading Co., Ltd.                                  1,000               23
Autobacs Seven Co., Ltd.                                  1,000               21
Belluna Co., Ltd.                                         1,000                6
Best Denki Co., Ltd.                                      3,000               19
Chiyoda Co., Ltd.                                         1,000               15
Chori Co., Ltd. *                                        15,000               14
Culture Convenience Club Co., Ltd.                        1,000                5
DCM Japan Holdings Co., Ltd.                              1,000                6
Don Quijote Co., Ltd.                                     1,000               18
EDION Corp.                                               1,000               11
Fuji Co., Ltd.                                            1,000               18
Fujitsu Business Systems Ltd.                             1,000               11
H2O Retailing Corp.                                       2,000               14
Izumi Co., Ltd.                                           1,000               15
Joshin Denki Co., Ltd.                                    1,000                9
Kato Sangyo Co., Ltd.                                     1,000               12
Keiyo Co., Ltd.                                           1,000                5
Kohnan Shoji Co., Ltd.                                    1,000               11
Kojima Co., Ltd.                                          2,000                9
Nice Holdings, Inc.                                       3,000                8
Nissen Holdings Co., Ltd.                                 2,000               12
Parco Co., Ltd.                                           1,000               13
Paris Miki, Inc.                                          1,000               14
Sanrio Co., Ltd.                                          1,000                9
Senshukai Co., Ltd.                                       1,000               10
Shimachu Co., Ltd.                                        1,000               28
Shimamura Co., Ltd.                                         200               16
Yellow Hat Ltd.                                           1,000                6
Yokohama Reito Co., Ltd.                                  1,000                7
                                                                     -----------
                                                                             383

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  0.1%
Sanken Electric Co., Ltd.                                 1,000                5
Shindengen Electric Manufacturing Co., Ltd.               1,000                3
Shinko Electric Industries Co., Ltd.                      1,000               17
                                                                     -----------
                                                                              25

SOFTWARE & SERVICES  1.0%
CSK Holdings Corp.                                        1,000               28
Hitachi Information System Ltd.                           1,000               21
Hitachi Software Engineering Co., Ltd.                    1,000               24
NEC Fielding Ltd.                                         1,000               11
Nihon Unisys Ltd.                                         1,000               12
OBIC Co., Ltd.                                               40                7
Otsuka Corp.                                                200               16
SquareEnix Co., Ltd.                                      1,000               29
TIS, Inc.                                                 1,000               17
                                                                     -----------
                                                                             165

TECHNOLOGY HARDWARE & EQUIPMENT  2.2%
Canon Finetech, Inc.                                      1,000               12
Cmk Corp.                                                 1,000                7
Dainippon Screen Mfg. Co., Ltd.                           2,000               10
Daiwabo Information System Co., Ltd.                      1,000               15
Hakuto Co., Ltd.                                          1,000               10
Hirose Electric Co., Ltd.                                   200               21
Hitachi Kokusai Electric, Inc.                            1,000               10
Hitachi Maxell Ltd.                                       2,000               22
Hosiden Corp.                                             1,000               16
Japan Aviation Electronics Industry Ltd.                  1,000               12
Japan Radio Co., Ltd.                                     4,000               13
Kaga Electronics Co., Ltd.                                1,000               13
Kyoden Co., Ltd.                                          2,000                4
Marubun Corp.                                             1,000                8
Mitsumi Electric Co., Ltd.                                1,000               28
Nichicon Corp.                                            1,000                8
Nidec Sankyo Corp.                                        1,000                8
Nippon Chemi-Con Corp.                                    1,000                4
Ryoden Trading Co., Ltd.                                  1,000                7
Ryosan Co., Ltd.                                          1,000               24
Ryoyo Electro Corp.                                       1,000               11
Sanshin Electronics Co., Ltd.                             1,000               13
Satori Electric Co., Ltd.                                 1,000                9
Shimadzu Corp.                                            2,000               18
Taiyo Yuden Co. Ltd.                                      1,000               12
Toshiba Tec Corp.                                         3,000               19
Uniden Corp.                                              1,000                6
Yamatake Corp.                                            1,000               25
YASKAWA Electric Corp.                                    1,000               11
                                                                     -----------
                                                                             376

TELECOMMUNICATION SERVICES  0.1%
SOFTBANK Corp.                                            1,000               18

TRANSPORTATION  1.3%
Daiichi Chuo Kisen Kaisha                                 2,000               11
Fukuyama Transporting Co., Ltd.                           5,000               20
Hitachi Transport System Ltd.                             1,000               11
Iino Kaiun Kaisha Ltd.                                    1,000                9

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Japan Airport Terminal Co., Ltd.                          1,000               14
Kamigumi Co., Ltd.                                        2,000               15
Kanagawa Chuo Kotsu Co., Ltd.                             1,000                5
Keisei Electric Railway Co., Ltd.                         3,000               16
Maruzen Showa Unyu Co., Ltd.                              2,000                6
Mitsubishi Logistics Corp.                                1,000               12
Mitsui-Soko Co., Ltd.                                     1,000                6
Nippon Konpo Unyu Soko Co., Ltd.                          1,000               13
Nishi-Nippon Railroad Co., Ltd.                           5,000               17
Nissin Corp.                                              2,000                6
Sagami Railway Co., Ltd.                                  5,000               19
Sankyu, Inc.                                              3,000               15
Senko Co., Ltd.                                           3,000                8
The Sumitomo Warehouse Co., Ltd.                          2,000               11
Tonami Transportation Co., LTd.                           3,000                8
                                                                     -----------
                                                                             222

UTILITIES  0.2%
Hokkaido Gas Co., Ltd.                                    2,000                5
Saibu Gas Co., Ltd.                                       5,000               11
Shizuoka Gas Co., Ltd.                                    1,000                5
Tokai Corp.                                               2,000                8
                                                                     -----------
                                                                              29
                                                                     -----------
                                                                           5,465

LIECHTENSTEIN  0.1%
--------------------------------------------------------------------------------

BANKS  0.1%
Liechtenstein Landesbank AG                                 179               16

DIVERSIFIED FINANCIALS  0.0%
Verwaltungs-und Privat-Bank AG                               39                9
                                                                     -----------
                                                                              25

LUXEMBOURG  0.2%
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES  0.1%
COLT Telecom Group S.A. *                                 6,067               18

TRANSPORTATION  0.1%
Thiel Logistik AG *                                       2,909                9
                                                                     -----------
                                                                              27

NETHERLANDS  2.0%
--------------------------------------------------------------------------------

CAPITAL GOODS  0.4%
Aalberts Industries N.V.                                    406                7
Arcadis N.V.                                                114                7
Draka Holdings N.V.                                         389               11
Heijmans N.V. CVA                                           322               11
Imtech N.V.                                                 708               15
Koninklijke Boskalis Westminster N.V. CVA                   425               23
                                                                     -----------
                                                                              74

COMMERCIAL SERVICES & SUPPLIES  0.0%
USG People N.V.                                             270                6

DIVERSIFIED FINANCIALS  0.1%
Kas Bank N.V. C.V.A.                                        203                7
Van der Moolen Holding N.V. *                             1,320                5
                                                                     -----------
                                                                              12

ENERGY  0.2%
Fugro N.V. C.V.A.                                           257               17
SBM Offshore N.V.                                           542               16
                                                                     -----------
                                                                              33

FOOD & STAPLES RETAILING  0.3%
Sligro Food Group N.V.                                      281               11
Super De Boer *                                           5,832               33
                                                                     -----------
                                                                              44

FOOD, BEVERAGE & TOBACCO  0.3%
Koninklijike Wessanen N.V.                                1,526               22
Nutreco Holding N.V.                                        334               22
                                                                     -----------
                                                                              44

HEALTH CARE EQUIPMENT & SERVICES  0.1%
OPG Groep N.V.                                              514               13

MATERIALS  0.1%
James Hardie Industries N.V. CDI                          2,636               15

PHARMACEUTICALS & BIOTECHNOLOGY  0.1%
QIAGEN N.V. *                                               581               12

REAL ESTATE  0.2%
Eurocommercial Properties N.V. CVA                          204               11
Vastned Offices/Industrial N.V.                             302                9
Vastned Retail N.V.                                         175               17
                                                                     -----------
                                                                              37

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  0.0%
ASM International N.V.                                      321                6

TECHNOLOGY HARDWARE & EQUIPMENT  0.1%
Gemalto N.V. *                                              449               12

TRANSPORTATION  0.1%
Koninklijke Vopak N.V.                                      374               19
Smit Internationale N.V.                                     90                8
                                                                     -----------
                                                                              27
                                                                     -----------
                                                                             335

NETHERLANDS ANTILLES  0.1%
--------------------------------------------------------------------------------

CONSUMER DURABLES & APPAREL  0.1%
Hunter Douglas N.V.                                         260               17

NEW ZEALAND  0.8%
--------------------------------------------------------------------------------

CONSUMER DURABLES & APPAREL  0.0%
Fisher & Paykel Appliances Holdings Ltd.                  3,211                7

CONSUMER SERVICES  0.1%
Sky City Entertainment Group Ltd.                         3,652               13

HEALTH CARE EQUIPMENT & SERVICES  0.0%
Fisher & Paykel Healthcare Corp., Ltd.                    2,373                6

INSURANCE  0.0%
Tower Ltd.                                                3,678                6

MATERIALS  0.3%
Fletcher Building Ltd.                                    3,064               25

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Nufarm Ltd.                                               1,267               17
                                                                     -----------
                                                                              42

MEDIA  0.0%
Sky Network Television Ltd.                               1,530                6

REAL ESTATE  0.0%
Kiwi Income Property Trust                                5,771                6

RETAILING  0.1%
The Warehouse Group Ltd.                                  2,086                9

TRANSPORTATION  0.2%
Air New Zealand Ltd.                                     13,020               19
Auckland International Airport Ltd.                       6,788               15
                                                                     -----------
                                                                              34

UTILITIES  0.1%
Vector Ltd.                                               5,025                8
                                                                     -----------
                                                                             137

NORWAY  0.8%
--------------------------------------------------------------------------------

BANKS  0.1%
Sparebanken Midt-Norge                                      612                7
Sparebanken Rogaland                                        976               11
                                                                     -----------
                                                                              18

CAPITAL GOODS  0.1%
Aker Yards A/S                                            1,136               10
Veidekke A.S.A.                                           1,120               10
                                                                     -----------
                                                                              20

COMMERCIAL SERVICES & SUPPLIES  0.0%
Tomra Systems A.S.A.                                        717                4

CONSUMER DURABLES & APPAREL  0.0%
Ekornes A.S.A.                                              354                6

ENERGY  0.2%
BW Gas A.S.A.                                               991               10
Fred.Olsen Energy A.S.A.                                    151                8
Petroleum Geo-Services A.S.A. *                             831               18
TGS Nopec Geophysical Co., A.S.A. *                         256                3
                                                                     -----------
                                                                              39

FOOD, BEVERAGE & TOBACCO  0.0%
Cermaq A.S.A.                                               402                4

MEDIA  0.1%
Schibsted A.S.A.                                            324               10

TRANSPORTATION  0.2%
Odfjell SE, B Shares                                        394                5
Stolt-Nielsen S.A.                                          905               23
                                                                     -----------
                                                                              28

UTILITIES  0.1%
Hafslund A.S.A., B Shares                                   653               13
                                                                     -----------
                                                                             142

PORTUGAL  0.7%
--------------------------------------------------------------------------------

BANKS  0.0%
Banif SGPS S.A. - Reg'd                                     961                5

CAPITAL GOODS  0.1%
Mota-Engil, SGPS, S.A.                                    1,207                7

FOOD & STAPLES RETAILING  0.2%
Jeronimo Martins SGPS S.A.                                4,333               35

MATERIALS  0.1%
Semapa - Sociedade de Investimento e Gestao,
   SGPS, S.A.                                             1,104               13
Sonae Industria-SGPS S.A. *                                 975                7
                                                                     -----------
                                                                              20

MEDIA  0.2%
PT Multimedia-Servicos de Telecomunicacoes e
   Multimedia, SGPS S.A.                                  2,610               35

RETAILING  0.1%
SAG GEST - Solucos Automovel Globais, SGPS, S.A.          2,992                9
                                                                     -----------
                                                                             111

SINGAPORE  2.3%
--------------------------------------------------------------------------------

CAPITAL GOODS  0.2%
Haw Par Corp., Ltd.                                       1,000                4
Hong Leong Asia Ltd.                                      5,000               11
SembCorp Marine Ltd.                                      8,000               18
                                                                     -----------
                                                                              33

CONSUMER SERVICES  0.0%
Hotel Properties Ltd.                                     2,000                5

DIVERSIFIED FINANCIALS  0.2%
Kim Eng Holdings Ltd.                                     5,000                7
Singapore Exchange Ltd.                                   3,000               21
UOB-Kay Hian Holdings Ltd.                                5,000                6
                                                                     -----------
                                                                              34

ENERGY  0.1%
Singapore Petroleum Co., Ltd.                             5,000               22

FOOD & STAPLES RETAILING  0.1%
Olam International Ltd.                                   6,000               11

FOOD, BEVERAGE & TOBACCO  0.1%
Cerebos Pacific Ltd.                                      3,000                9

HEALTH CARE EQUIPMENT & SERVICES  0.0%
Parkway Holdings Ltd.                                     3,000                8

INSURANCE  0.1%
Pacific Century Regional Developments Ltd. *             62,000               12

REAL ESTATE  0.5%
Allgreen Properties Ltd.                                  8,000                6
Ascendas Real Estate Investment Trust (A-REIT)            4,000                6
CapitaCommercial Trust                                    4,000                6
CapitaMall Trust                                          6,000               13
Fortune REIT                                              7,000                5
Guocoland Ltd.                                            1,000                3
Keppel Land Ltd.                                          1,000                4

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Singapore Land Ltd.                                       2,000                9
Suntec Real Estate Investment Trust                       6,000                6
The Ascott Group Ltd.                                     6,000                7
United Industrial Corp., Ltd.                             5,000               10
UOL Group Ltd.                                            5,000               13
Wheelock Properties (S) Ltd.                              4,221                6
                                                                     -----------
                                                                              94

RETAILING  0.2%
Jardine Cycle & Carriage Ltd.                             2,000               28

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  0.1%
Chartered Semiconductor Manufacturing Ltd. *             18,000               10
STATS ChipPAC Ltd. *                                      3,000                3
                                                                     -----------
                                                                              13

TECHNOLOGY HARDWARE & EQUIPMENT  0.1%
Creative Technology Ltd.                                  1,750                7
Elec & Eltek International Co., Ltd.                      3,000                6
Venture Corp. Ltd.                                        1,000                7
                                                                     -----------
                                                                              20

TELECOMMUNICATION SERVICES  0.1%
MobileOne Ltd.                                            7,000                9
StarHub Ltd.                                              2,000                4
                                                                     -----------
                                                                              13

TRANSPORTATION  0.5%
ComfortDelGro Corp., Ltd.                                17,000               19
SIA Engineering Co.                                       4,000               10
Singapore Airport Terminal Services Ltd.                 10,000               17
Singapore Post Ltd.                                      20,000               16
SMRT Corp., Ltd.                                         18,000               22
                                                                     -----------
                                                                              84
                                                                     -----------
                                                                             386

SPAIN  1.7%
--------------------------------------------------------------------------------

BANKS  0.1%
Banco de Valencia S.A.                                      210               11
Banco Guipuzcoano S.A. - Reg'd                              344                5
Banco Pastor S.A.                                           544               10
                                                                     -----------
                                                                              26

CAPITAL GOODS  0.4%
Abengoa S.A.                                                375               12
Gamesa Corp. Tecnologica, S.A.                              741               28
Obrascon Huarte Lain S.A.                                   393               12
Tecnicas Reunidas S.A.                                      128                8
Uralita S.A.                                              1,633               13
                                                                     -----------
                                                                              73

COMMERCIAL SERVICES & SUPPLIES  0.1%
Prosegur, Compania de Seguridad S.A. - Reg'd                320               11

CONSUMER SERVICES  0.1%
NH Hoteles S.A. *                                           623                9
Sol Melia, S.A.                                             745               11
                                                                     -----------
                                                                              20

DIVERSIFIED FINANCIALS  0.1%
Corp. Financiera Alba S.A.                                  234               14

FOOD, BEVERAGE & TOBACCO  0.1%
Campofrio Alimentacion S.A. *                               587                8
Sos Cuetara S.A.                                            440                9
                                                                     -----------
                                                                              17

INSURANCE  0.1%
Grupo Catalana Occidente S.A.                               304                9

MATERIALS  0.1%
Cementos Portland Valderrivas S.A.                          153               14
Cie Automotive S.A.                                         508                4
Grupo Empres Ence S.A.                                      964                8
                                                                     -----------
                                                                              26

MEDIA  0.2%
Antena 3 De Television S.A.                                 587                8
Promotora de Informaciones S.A.                             865               14
Sogecable S.A. *                                            371               15
                                                                     -----------
                                                                              37

RETAILING  0.2%
Compania de Distribucion Integral Logista S.A.              361               28

SOFTWARE & SERVICES  0.1%
Indra Sistemas S.A.                                         503               13

TRANSPORTATION  0.1%
Cintra Concesiones de Infraestructuras de
   Transporte S.A.                                          999               15
                                                                     -----------
                                                                             289

SWEDEN  2.0%
--------------------------------------------------------------------------------

CAPITAL GOODS  0.4%
Alfa Laval AB                                               369               20
Cardo AB                                                    399               10
Haldex AB                                                   240                3
Hexagon AB, B Shares                                        801               14
Peab AB *                                                 1,338               13
Peab Industri AB, B Shares                                  654                5
                                                                     -----------
                                                                              65

COMMERCIAL SERVICES & SUPPLIES  0.0%
Gunnebo AB                                                  579                5

CONSUMER DURABLES & APPAREL  0.0%
JM AB                                                       379                7

DIVERSIFIED FINANCIALS  0.5%
Investment AB Latour, B Shares                              925               13
D. Carnegie & Co. AB                                        675               10
Investment AB Oresund                                       500                9
Kinnevik Investment AB, B Shares                          1,134               23
OMX AB                                                      415               17
Ratos AB, B Shares                                          682               17
                                                                     -----------
                                                                              89

ENERGY  0.1%
Brostrom AB, B Shares                                       689                6

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Lundin Petroleum AB *                                       728                7
                                                                     -----------
                                                                              13

FOOD & STAPLES RETAILING  0.2%
Axfood AB                                                   538               20
Hakon Invest AB                                             367                7
                                                                     -----------
                                                                              27

FOOD, BEVERAGE & TOBACCO  0.1%
AarhusKarlshamn AB                                          444                8

HEALTH CARE EQUIPMENT & SERVICES  0.1%
Getinge AB, B Shares                                        766               18

MATERIALS  0.1%
Billerud                                                    808                8
Boliden AB                                                1,123               10
Hoganas AB, B Shares                                        312                6
                                                                     -----------
                                                                              24

MEDIA  0.1%
Eniro AB                                                    911                8
Modern Times Group MTG AB, B Shares                         196               12
                                                                     -----------
                                                                              20

REAL ESTATE  0.3%
Castellum AB                                              1,081               12
Fabege AB                                                 1,185               11
Hufvudstaden AB, A Shares                                 1,207               12
Kungsleden AB                                               658                7
Lennart Wallenstam Byggnads AB, B Shares                    320                6
                                                                     -----------
                                                                              48

RETAILING  0.1%
Bilia AB, A Shares                                          586                8
Nobia AB                                                    802                6
                                                                     -----------
                                                                              14
                                                                     -----------
                                                                             338

SWITZERLAND  3.3%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS  0.1%
Rieter Holding AG - Reg'd                                    40               14

BANKS  0.4%
Banque Cantonale Vaudoise - Reg'd                            36               15
Basler Kantonalbank                                         225               24
Luzerner Kantonalbank - Reg'd                                65               16
St. Galler Kantonalbank - Reg'd *                            31               14
                                                                     -----------
                                                                              69

CAPITAL GOODS  0.4%
Bucher Industries AG - Reg'd                                 74               17
Conzzeta Holding AG                                           4                8
Daetwyler Holding AG                                        136                8
Geberit AG - Reg'd                                          114               16
Georg Fischer AG - Reg'd *                                   31               13
Sulzer AG - Reg'd                                            14               15
                                                                     -----------
                                                                              77

CONSUMER DURABLES & APPAREL  0.1%
Forbo Holdings AG - Reg'd *                                  25               16

CONSUMER SERVICES  0.1%
Kuoni Reisen Holding AG - Reg'd                              24               11

DIVERSIFIED FINANCIALS  0.3%
Absolute Private Equity AG *                                 66                7
Bank Sarasin & Cie AG - Reg'd., Series B                      3               13
Compagnie Financiere Tradition                               42                7
EFG International - Reg'd                                   390               12
Vontobel Holding AG                                         348               14
                                                                     -----------
                                                                              53

FOOD, BEVERAGE & TOBACCO  0.4%
Barry Callebaut AG - Reg'd *                                 28               22
Bell Holding AG                                               6               10
Emmi AG - Reg'd                                              73               10
Lindt & Spruengli AG - Reg'd1                                 3               38
                                                                     -----------
                                                                              80

HEALTH CARE EQUIPMENT & SERVICES  0.2%
Galenica AG - Reg'd                                          35               12
Nobel Biocare Holding AG                                     30                7
Sonova Holding AG - Reg'd                                    76                7
Straumann Holding AG - Reg'd                                 27                7
                                                                     -----------
                                                                              33

INSURANCE  0.1%
Schweizerische
   Naional-Versicherungs-Gesellschaft - Reg'd                12                9

MATERIALS  0.3%
EMS-Chemie Holding AG                                       175               24
Schmolz & Bickenbach AG, - Reg'd                             84                6
Sika AG                                                      11               17
                                                                     -----------
                                                                              47

MEDIA  0.0%
PubliGroupe S.A. - Reg'd                                     27                7

PHARMACEUTICALS & BIOTECHNOLOGY  0.1%
BB Biotech AG                                               105                8
BB Medtech AG                                               100                5
                                                                     -----------
                                                                              13

REAL ESTATE  0.2%
Allreal Holding AG - Reg'd                                   77                9
PSP Swiss Property AG - Reg'd *                             314               18
Swiss Prime Site AG - Reg'd *                               174               10
                                                                     -----------
                                                                              37

RETAILING  0.1%
Charles Vogele Holding AG                                    89                6
Jelmoli Holding AG                                            4                9
Valora Holding AG - Reg'd                                    50               12
                                                                     -----------
                                                                              27

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  0.1%
Micronas Semiconductor Holding AG - Reg'd                   467                3
OC Oerlikon Corp. AG - Reg'd *                               23                9
                                                                     -----------
                                                                              12

TECHNOLOGY HARDWARE & EQUIPMENT  0.1%
Logitech International S.A. - Reg'd *                       512               16

TRANSPORTATION  0.2%
Flughafen Zuerich AG - Reg'd                                 27               10
Panalpina Welttransport Holding AG - Reg'd                  152               23
                                                                     -----------
                                                                              33

UTILITIES  0.1%
Energiedienst Holding AG - Reg'd *                           18               10
                                                                     -----------
                                                                             564

THAILAND  0.1%
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES  0.1%
Total Access Communication Public Co., Ltd. *            20,400               25

UNITED KINGDOM  9.3%
--------------------------------------------------------------------------------

BANKS  0.0%
Paragon Group Cos. plc                                      539                1

CAPITAL GOODS  1.3%
Ashtead Group plc                                         3,341                5
Bodycote International plc                                2,567                9
BSS Group plc                                               697                5
Carillion plc                                             2,130               14
Charter plc *                                               513                7
Cobham plc                                                5,892               22
Cookson Group plc                                         1,683               19
Enodis plc                                                2,106                6
Galliford Try plc                                         2,272                3
Interserve plc                                            1,495               12
Keller Group plc                                            409                4
Kier Group plc                                              257                6
Meggitt plc                                               3,423               20
Morgan Crucible Co., plc                                  1,966                8
Morgan Sindall plc                                          398                7
Qinetiq plc                                               3,531               14
SIG plc                                                     809               14
Spirax-Sarco Engineering plc                                489                9
The Weir Group plc                                        1,358               20
Ultra Electronics Holdings plc                              245                5
VT Group plc                                              1,010               13
                                                                     -----------
                                                                             222

COMMERCIAL SERVICES & SUPPLIES  1.0%
Aggreko plc                                               1,314               14
Alfred McAlpine plc                                       1,245               12
Babcock International Group                                 907               10
Biffa plc                                                 1,889               12
Capita Group plc                                          1,592               21
De La Rue plc Group                                       1,005               18
Homeserve plc                                               176                6
Intertek Group plc                                          524                9
Johnson Service Group plc                                   758               --
Michael Page International plc                              752                4
Mitie Group plc                                           1,654                8
Regus Group plc *                                         2,702                4
Serco Group plc                                           1,811               15
Shanks Group plc                                          2,299               10
The Davis Service Group plc                               2,174               22
WS Atkins plc                                               534               12
                                                                     -----------
                                                                             177

CONSUMER DURABLES & APPAREL  0.3%
Aga Foodservice Group plc                                 1,031                7
Bellway plc                                                 836               13
Bovis Homes Group Plc                                       832               10
Headlam Group plc                                           641                5
Redrow plc                                                1,169                7
The Berkeley Group Holdings plc *                           798               16
                                                                     -----------
                                                                              58

CONSUMER SERVICES  0.3%
Greene King plc                                             821               12
Holidaybreak plc                                            354                5
J.D. Wetherspoon plc                                        753                5
Luminar Group Holdings plc                                  609                4
Thomas Cook Group plc *                                   4,093               22
                                                                     -----------
                                                                              48

DIVERSIFIED FINANCIALS  1.2%
Aberdeen Asset Management plc                             2,183                6
Caledonia Investments plc                                   418               16
Cattles plc                                               2,349               13
Close Brothers Group plc                                    980               16
Collins Stewart plc                                       1,596                5
Electra Private Equity plc                                  198                6
F&C Asset Management plc                                  6,191               23
Henderson Group plc                                       2,728                6
ICAP plc                                                  2,094               28
Intermediate Capital Group plc                              364               11
JPMorgan Japanese Investment Trust plc                    1,097                4
Law Debenture Corp. plc                                     809                5
London Stock Exchange Group plc                             724               25
Perpetual Income & Growth Investment Trust plc            1,331                6
The City of London Investment Trust plc                   1,683                9
The Monks Investment Trust plc                            1,274                8
Tullett Prebon plc                                        1,050               11
                                                                     -----------
                                                                             198

ENERGY  0.7%
Abbot Group plc                                           1,219                9
Acergy S.A.                                                 564               10
Burren Energy plc                                           370                9
Cairn Energy plc *                                          187               10
Dana Petroleum plc *                                        339                9
Hunting plc                                                 937               13

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
John Wood Group plc                                       2,691               21
Petrofac Ltd.                                               761                8
Premier Oil plc *                                           387               10
Tullow Oil plc                                            1,444               17
UK Coal plc *                                               644                6
                                                                     -----------
                                                                             122

FOOD, BEVERAGE & TOBACCO  0.3%
Dairy Crest Group plc                                     1,453               16
Greggs plc                                                   90                8
Marston's plc                                             2,591               14
Premier Foods plc                                         2,865                8
Uniq plc                                                  3,022                7
                                                                     -----------
                                                                              53

HEALTH CARE EQUIPMENT & SERVICES  0.1%
SSL International plc                                     1,639               17

HOUSEHOLD & PERSONAL PRODUCTS  0.1%
Fiberweb plc                                              3,598                4
McBride plc                                               1,605                3
PZ Cussons plc                                            3,166               12
                                                                     -----------
                                                                              19

INSURANCE  0.4%
Admiral Group plc                                           530               10
Amlin plc                                                 2,600               14
Benfield Group plc                                        1,472                8
Brit Insurance Holdings plc                               2,604               12
Jardine Lloyd Thompson Group plc                          1,848               13
St. James's Place plc                                     1,387                7
                                                                     -----------
                                                                              64

MATERIALS  0.5%
Croda International plc                                     661                6
Delta plc                                                 2,839                6
DS Smith plc                                              6,115               19
Elementis plc                                             3,912                5
Filtrona plc                                              1,667                6
Marshalls plc                                             1,431                7
RPC Group plc                                             1,170                4
Vedanta Resources plc                                       683               25
Yule Catto & Co. plc                                      1,995                6
                                                                     -----------
                                                                              84

MEDIA  0.4%
Aegis Group plc                                           4,591               10
GCap Media plc                                            1,975                8
Informa plc                                               1,577               12
Johnston Press Group plc                                  2,082               10
SMG plc                                                  13,918                4
St. Ives plc                                              1,753                9
Taylor Nelson Sofres plc                                  2,551                9
                                                                     -----------
                                                                              62

REAL ESTATE  0.4%
Brixton plc                                               2,146               15
Capital & Regional plc                                      263                2
CLS Holdings plc *                                          416                3
Derwent London plc                                          205                6
Great Portland Estates plc                                  864                8
Helical Bar plc                                             909                7
Mapeley Ltd.                                                 86                2
Minerva plc *                                               720                2
Quintain Estates & Development plc                          458                5
Savills plc                                                 477                3
Shaftesbury plc                                             495                5
St. Modwen Properties plc                                   453                5
                                                                     -----------
                                                                              63

RETAILING  0.8%
Carpetright plc                                             505                8
Findel plc                                                  531                6
Galiform plc *                                            6,650               10
Game Group plc                                            2,331                9
Halfords Group plc                                        1,343                8
HMV Group plc                                             6,197               16
JJB Sports plc                                            3,180                7
John Menzies plc                                          1,060               11
Lookers plc                                               2,034                4
N Brown Group plc                                         1,862                9
Pendragon plc                                             9,820                6
Smiths News plc                                           3,236                7
The Carphone Warehouse Group plc                          3,209               21
WH Smith plc                                              1,969               13
                                                                     -----------
                                                                             135

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  0.1%
ARM Holdings plc                                          3,609                9

SOFTWARE & SERVICES  0.3%
Computacenter plc                                         3,640               12
Dimension Data Holdings plc                              15,432               16
Misys plc                                                 3,090               11
The Sage Group plc                                        4,361               19
                                                                     -----------
                                                                              58

TECHNOLOGY HARDWARE & EQUIPMENT  0.4%
Halma plc                                                 2,524               10
Laird Group plc                                           1,193               12
Premier Farnell plc                                       4,354               12
Rotork plc                                                  396                7
Spectris plc                                                705               10
Spirent Communications plc *                              7,562                8
TT electronics plc                                        2,387                4
                                                                     -----------
                                                                              63

TELECOMMUNICATION SERVICES  0.1%
Inmarsat plc                                              1,629               16
Thus Group plc *                                          1,985                5
                                                                     -----------
                                                                              21

TRANSPORTATION  0.4%
Avis Europe plc *                                        12,889                9
easyJet plc *                                             1,585               15
Forth Ports plc                                             206                8
TDG plc                                                   1,465                6
The Go-Ahead Group plc                                      249               11

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Wincanton plc                                             1,494               11
                                                                     -----------
                                                                              60

UTILITIES  0.2%
Drax Group plc                                              823                9
Northumbrian Water Group plc                              3,567               25
                                                                     -----------
                                                                              34
                                                                     -----------
                                                                           1,568
                                                                     -----------
TOTAL COMMON STOCK
(COST $14,987)                                                            15,244
                                                                     -----------

OTHER INVESTMENT COMPANIES  1.2% OF NET ASSETS

UNITED KINGDOM  1.2%
--------------------------------------------------------------------------------
Aberforth Smaller Cos. Trust plc                            606                7
British Assets Trust plc                                  3,243                8
British Empire Securities & General Trust plc               760                7
Candover Investments plc                                    154                6
Dunedin Income Growth Investment Trust plc                1,232                6
Fidelity European Values plc                                269                6
JPMorgan Fleming Merchantile Investment Trust
   plc                                                      619               13
Merrill Lynch World Mining Trust plc                        777                9
Murray Income Trust plc                                     536                7
Murray International Trust plc                              749               10
RIT Capital Partners plc                                    625               13
Scottish Investment Trust plc                             1,371               13
Scottish Mortgage Investment Trust plc                    1,618               19
SVG Capital plc                                             528                8
Temple Bar Investment Trust plc                             519                7
Templeton Emerging Markets Investment Trust plc           1,809               14
The Bankers Investment Trust plc                            776                6
The Edinburgh Investment Trust plc                        1,821               15
The Merchants Trust plc                                     898                8
TR Property Investment Trust plc                          1,136                3
Witan Investment Trust plc                                2,034               17
                                                                     -----------
                                                                             202
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES                                             202
(COST $206)

PREFERRED STOCK  0.2% OF NET ASSETS

GERMANY  0.2%
--------------------------------------------------------------------------------

CAPITAL GOODS  0.1%
Jungheinrich AG                                             449               14

CONSUMER DURABLES & APPAREL  0.1%
Hugo Boss AG                                                146                8

MATERIALS  0.0%
Fuchs Petrolub AG                                            58                4

RETAILING  0.0%
Sixt AG                                                     164                5
                                                                     -----------
                                                                              31
                                                                     -----------
TOTAL PREFERRED STOCK
(COST $31)                                                                    31
                                                                     -----------

SECURITY                                            FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENT  97.7% OF NET ASSETS

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  97.7%
--------------------------------------------------------------------------------
Wachovia, London Time Deposit
   2.93%, 02/01/08                                       16,447           16,447
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $16,447)                                                            16,447
                                                                     -----------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 01/31/08, the tax basis cost of the fund's investments was $31,671, and the unrealized appreciation and depreciation were $329 and ($76), respectively, with a net unrealized appreciation of $253.

As of 01/31/08, the values of certain foreign securities held by the fund aggregating $13,431 were adjusted from their closing market values following the guidelines adopted by the fund's Board of Trustees.

*      Non-income producing security.
CDI -- CHESS Depository Interest
CVA -- Dutch Certificate

SCHWAB CAPITAL TRUST
SCHWAB TARGET 2010 FUND

PORTFOLIO HOLDINGS As of January 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
 99.2%  OTHER INVESTMENT COMPANIES                        122,873        123,623
  0.7%  SHORT-TERM INVESTMENT                                 843            843
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                                 123,716        124,466
  0.1%  OTHER ASSETS AND
        LIABILITIES, NET                                                     136
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 124,602

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
OTHER INVESTMENT COMPANIES 99.2% OF NET ASSETS

EQUITY FUNDS 63.1%
--------------------------------------------------------------------------------
Laudus International MarketMasters Fund, Select
   Shares (a)                                             626,320         12,226
Laudus Mondrian Emerging Markets Fund,
   Institutional Shares (a)                               338,635          3,058
Laudus Rosenberg International Small
   Capitalization Fund, Institutional Shares (a)          165,026          2,683
Laudus Rosenberg U.S. Discovery Fund,
   Institutional Shares (a)                               190,756          3,151
Laudus Rosenberg U.S. Large Capitalization
   Growth Fund, Institutional Shares (a)                  765,571          7,112
Schwab Core Equity Fund (a)                             1,537,602         28,107
Schwab Dividend Equity Fund, Select Shares (a)            511,139          7,269
Schwab Global Real Estate Fund, Select Shares (a)       1,122,848          9,061
Schwab Small-Cap Equity Fund, Select Shares (a)*          407,777          5,974
                                                                     -----------
                                                                          78,641
FIXED-INCOME FUNDS 34.8%
--------------------------------------------------------------------------------
Laudus Mondrian International Fixed Income Fund,
   Institutional Shares (a)                               391,715          4,164
Schwab Inflation Protected Fund, Select
   Shares (a)                                             386,688          4,145
Schwab Total Bond Market Fund (a)                       3,241,805         31,932
Schwab YieldPlus Fund, Select Shares (a)                  353,466          3,157
                                                                     -----------
                                                                          43,398
MONEY FUNDS 1.3%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund, Institutional
   Shares (a)                                           1,584,103          1,584
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $122,873)                                                          123,623
                                                                     -----------

SECURITY                                              FACE AMOUNT       VALUE
         RATE, MATURITY DATE                          ($ X 1,000)    ($ X 1,000)

SHORT-TERM INVESTMENT 0.7% OF NET ASSETS

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 0.7%
--------------------------------------------------------------------------------
Wachovia, London Time Deposit
   2.93%, 02/01/08                                            843            843
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $843)                                                                  843
                                                                     -----------

END OF INVESTMENTS.

(All dollar amounts are x1,000)

At 01/31/08 the tax basis cost of the fund's investments was $123,858 and the unrealized appreciation and depreciation were $2,472 and ($1,864), respectively, with a net unrealized appreciation of $608.

*   Non-income producing security.

(a) Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB TARGET 2020 FUND

PORTFOLIO HOLDINGS As of January 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
 98.8%  OTHER INVESTMENT COMPANIES                        207,154        205,273
  0.9%  SHORT-TERM INVESTMENT                               1,775          1,775
--------------------------------------------------------------------------------
 99.7%  TOTAL INVESTMENTS                                 208,929        207,048
  0.3%  OTHER ASSETS AND
        LIABILITIES, NET                                                     698
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 207,746


                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
OTHER INVESTMENT COMPANIES 98.8% OF NET ASSETS

EQUITY FUNDS 70.1%
--------------------------------------------------------------------------------
Laudus International MarketMasters Fund, Select
   Shares (a)                                           1,137,534         22,205
Laudus Mondrian Emerging Markets Fund,
   Institutional Shares (a)                               613,644          5,541
Laudus Rosenberg International Small
   Capitalization Fund, Institutional Shares (a)          294,855          4,794
Laudus Rosenberg U.S. Discovery Fund,
   Institutional Shares (a)*                              332,223          5,488
Laudus Rosenberg U.S. Large Capitalization
   Growth Fund, Institutional Shares (a)                1,362,901         12,661
Schwab Core Equity Fund (a)                             2,838,762         51,893
Schwab Dividend Equity Fund, Select Shares (a)            910,873         12,953
Schwab Global Real Estate Fund, Select Shares (a)       2,433,330         19,637
Schwab Small-Cap Equity Fund, Select Shares (a)*          708,779         10,384
                                                                     -----------
                                                                         145,556
FIXED-INCOME FUNDS 28.1%
--------------------------------------------------------------------------------
Laudus Mondrian International Fixed Income Fund,
   Institutional Shares (a)                               530,344          5,637
Schwab Inflation Protected Fund, Select Shares
   (a)                                                    525,117          5,629
Schwab Total Bond Market Fund (a)                       4,535,194         44,672
Schwab YieldPlus Fund, Select Shares (a)                  280,711          2,507
                                                                     -----------
                                                                          58,445
MONEY FUNDS 0.6%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund, Institutional
   Shares (a)                                           1,272,180          1,272
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $207,154)                                           205,273
                                                                     -----------

SECURITY                                              FACE AMOUNT       VALUE
         RATE, MATURITY DATE                          ($ X 1,000)    ($ X 1,000)
SHORT-TERM INVESTMENT 0.9% OF NET ASSETS

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 0.9%
--------------------------------------------------------------------------------
Wachovia, London Time Depost
   2.93%, 02/01/08                                          1,775          1,775
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $1,775)                                                              1,775
                                                                     -----------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 1/31/08 the tax basis cost of the fund's investments was $208,938 and the unrealized appreciation and depreciation were $3,041 and ($4,931), respectively, with a net unrealized depreciation of ($1,890).

*   Non-income producing security.

(a) Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB TARGET 2030 FUND

PORTFOLIO HOLDINGS As of January 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.


                                                     COST               VALUE
HOLDINGS BY CATEGORY                              ($ X 1,000)        ($ X 1,000)
--------------------------------------------------------------------------------
 96.6%  OTHER INVESTMENT COMPANIES                    153,086            150,346
  3.1%  SHORT-TERM INVESTMENTS                          4,833              4,833
--------------------------------------------------------------------------------
 99.7%  TOTAL INVESTMENTS                             157,919            155,179
  0.3%  OTHER ASSETS AND
        LIABILITIES, NET                                                     399
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 155,578

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
OTHER INVESTMENT COMPANIES 96.6% OF NET ASSETS

EQUITY FUNDS 75.1%
--------------------------------------------------------------------------------
Laudus International MarketMasters Fund, Select
   Shares (a)                                         914,612             17,853
Laudus Mondrian Emerging Markets Fund,
   Institutional Shares (a)                           497,233              4,490
Laudus Rosenberg International Small
   Capitalization Fund, Institutional Shares (a)      245,730              3,996
Laudus Rosenberg U.S. Discovery Fund,
   Institutional Shares (a)*                          280,860              4,640
Laudus Rosenberg U.S. Large Capitalization
   Growth Fund, Institutional Shares (a)            1,067,446              9,917
Schwab Core Equity Fund (a)                         2,219,568             40,574
Schwab Dividend Equity Fund, Select Shares (a)        712,762             10,135
Schwab Global Real Estate Fund, Select Shares (a)   2,043,684             16,492
Schwab Small-Cap Equity Fund, Select Shares (a)*      599,790              8,787
                                                                     -----------
                                                                         116,884
FIXED-INCOME FUNDS 20.9%
--------------------------------------------------------------------------------
Laudus Mondrian International Fixed Income Fund,
   Institutional Shares (a)                           291,701              3,101
Schwab Inflation Protected Fund, Select
   Shares (a)                                         290,684              3,116
Schwab Total Bond Market Fund (a)                   2,488,124             24,508
Schwab YieldPlus Fund, Select Shares (a)              203,296              1,815
                                                                     -----------
                                                                          32,540
MONEY FUNDS 0.6%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund, Institutional
   Shares (a)                                         922,119                922
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $153,086)                                                          150,346
                                                                     -----------

SECURITY                                          FACE AMOUNT           VALUE
         RATE, MATURITY DATE                      ($ X 1,000)        ($ X 1,000)
SHORT-TERM INVESTMENTS 3.1% OF NET ASSETS

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 3.1%
--------------------------------------------------------------------------------
Bank of America, London
   Time Deposit
   2.93%, 02/01/08                                        190                190
Wachovia, London
   Time Deposit
   2.93%, 02/01/08                                      4,643              4,643
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $4,833)                                                              4,833
                                                                     -----------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 01/31/08 the tax basis cost of the fund's investments was $157,922 and the unrealized appreciation and depreciation were $1,817 and ($4,560), respectively, with a net unrealized depreciation of ($2,743).

*     Non-income producing security.

(a)   Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB TARGET 2040 FUND

PORTFOLIO HOLDINGS As of January 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                     COST               VALUE
HOLDINGS BY CATEGORY                              ($ X 1,000)        ($ X 1,000)
--------------------------------------------------------------------------------
 96.5%  OTHER INVESTMENT COMPANIES                    108,923            106,219
  3.2%  SHORT-TERM INVESTMENTS                          3,513              3,513
--------------------------------------------------------------------------------
 99.7%  TOTAL INVESTMENTS                             112,436            109,732
  0.3%  OTHER ASSETS AND
        LIABILITIES, NET                                                     354
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 110,086

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
OTHER INVESTMENT COMPANIES 96.5% OF NET ASSETS

EQUITY FUNDS 81.8%
--------------------------------------------------------------------------------
Laudus International MarketMasters Fund, Select
   Shares (a)                                         698,508             13,635
Laudus Mondrian Emerging Markets Fund,
   Institutional Shares (a)                           373,902              3,376
Laudus Rosenberg International Small
   Capitalization Fund, Institutional Shares (a)      181,787              2,956
Laudus Rosenberg U.S. Discovery Fund,
   Institutional Shares (a)*                          234,011              3,866
Laudus Rosenberg U.S. Large Capitalization
   Growth Fund, Institutional Shares (a)              769,815              7,152
Schwab Core Equity Fund (a)                         1,596,260             29,180
Schwab Dividend Equity Fund, Select Shares (a)        513,823              7,306
Schwab Global Real Estate Fund, Select Shares (a)   1,889,204             15,246
Schwab Small-Cap Equity Fund, Select Shares (a)*      500,133              7,327
                                                                     -----------
                                                                          90,044
FIXED-INCOME FUNDS 14.1%
--------------------------------------------------------------------------------
Laudus Mondrian International Fixed Income Fund,
   Institutional Shares (a)                           135,575              1,441
Schwab Inflation Protected Fund, Select
   Shares (a)                                         135,664              1,454
Schwab Total Bond Market Fund (a)                   1,157,660             11,403
Schwab YieldPlus Fund, Select Shares (a)              139,398              1,245
                                                                     -----------
                                                                          15,543
MONEY FUNDS 0.6%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund, Institutional
   Shares (a)                                         632,349                632
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $108,923)                                                          106,219
                                                                     -----------

SECURITY                                          FACE AMOUNT           VALUE
         RATE, MATURITY DATE                      ($ X 1,000)        ($ X 1,000)
SHORT-TERM INVESTMENTS 3.2% OF NET ASSETS

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 3.2%
--------------------------------------------------------------------------------
Bank of America, London
   Time Deposit
   2.93%, 02/01/08                                        192                192
Wachovia, London Time Deposit
   2.93%, 02/01/08                                      3,321              3,321
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $3,513)                                                              3,513
                                                                     -----------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 01/31/08 the tax basis cost of the fund's investments was $112,436, and the unrealized appreciation and depreciation were $623, and ($3,327), respectively, with a net unrealized depreciation of ($2,704).

*     Non-income producing security.
(a)   Issuer is affiliated with the fund's adviser.

SCHWAB CAPITAL TRUST
SCHWAB RETIREMENT INCOME FUND

PORTFOLIO HOLDINGS As of January 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                     COST               VALUE
HOLDINGS BY CATEGORY                              ($ X 1,000)        ($ X 1,000)
--------------------------------------------------------------------------------
 98.3%   OTHER INVESTMENT COMPANIES                    73,375            72,643
  1.9%   SHORT-TERM INVESTMENT                          1,417             1,417
--------------------------------------------------------------------------------
100.2%   TOTAL INVESTMENTS                             74,792            74,060
(0.2)%   OTHER ASSETS AND
         LIABILITIES, NET                                                  (167)
--------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                                73,893

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES          ($ X 1,000)
OTHER INVESTMENT COMPANIES 98.3% OF NET ASSETS

EQUITY FUNDS 20.1%
--------------------------------------------------------------------------------
Laudus International MarketMasters Fund, Select
   Shares (a)                                         190,091              3,711
Schwab Dividend Equity Fund, Select Shares (a)        786,883             11,189
                                                                     -----------
                                                                          14,900
FIXED-INCOME FUNDS 73.3%
--------------------------------------------------------------------------------
Laudus Mondrian International Fixed Income Fund,
   Institutional Shares (a)                           342,702              3,643
Schwab Inflation Protected Fund, Select
   Shares (a)                                         340,297              3,648
Schwab Premier Income Fund (a)                      1,392,829             14,388
Schwab Total Bond Market Fund (a)                   1,478,212             14,560
Schwab YieldPlus Fund, Select Shares (a)            2,004,334             17,899
                                                                     -----------
                                                                          54,138
MONEY FUNDS 4.9%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund, Institutional
   Shares (a)                                       3,605,255              3,605
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $73,375)                                                            72,643
                                                                     -----------

SECURITY                                          FACE AMOUNT           VALUE
         RATE, MATURITY DATE                      ($ X 1,000)        ($ X 1,000)
SHORT-TERM INVESTMENT 1.9% OF NET ASSETS

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 1.9%
--------------------------------------------------------------------------------
Wachovia, London Time Deposit
   2.93%, 02/01/08                                      1,417              1,417
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $1,417)                                                              1,417
                                                                     -----------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 01/31/08, the tax basis cost of the fund's investments was $74,800, and the unrealized appreciation and depreciation were $604 and ($1,344), respectively, with a net unrealized depreciation of ($740).

(a)   Issuer is affiliated with the fund's adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Randall W. Merk and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Schwab Capital Trust
              --------------------

By:    /s/ Randall W. Merk
    -------------------------
       Randall W. Merk
       Chief Executive Officer

Date:  March 13, 2008
       --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Randall W. Merk
    -------------------------
       Randall W. Merk
       Chief Executive Officer

Date:  March 13, 2008
       --------------

By:    /s/ George Pereira
    -------------------------
       George Pereira
       Principal Financial Officer

Date:  March 13, 2008
       --------------